UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-09491

Allianz Variable Insurance Products Trust
 (Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN                              55416-1297
(Address of principal executive offices)                                 (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

AZL DFA International Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL DFA International Core Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA International Core Equity Fund	$52	1.03%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 04/27/15
AZL DFA International Core Equity Fund	10.12%	6.26%	4.29%
MSCI World Ex-USA Index (net of withholding taxes)	11.22%	6.55%	4.78%
MSCI EAFE Index (gross of withholding taxes)	12.09%	6.98%	5.28%
MSCI EAFE Index (net of withholding taxes)	11.54%	6.46%	4.76%
MSCI World Ex-USA Index (gross of withholding taxes)	11.82%	7.11%	5.33%

Fund Statistics

Net Assets	$329,343,982
Number of Portfolio Holdings	3,858
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.9
Industrials	18.0
Consumer Discretionary	12.7
Materials	9.4
Health Care	8.7
Energy	7.9
Consumer Staples	7.0
Information Technology	7.1
Communication Services	4.6
Utilities	2.8
Real Estate	2.0
Warrants	0.0
Rights	0.0
Money Market Funds	0.9

AZL DFA International Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821322 08/24

AZL DFA U.S. Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL DFA U.S. Core Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL DFA U.S. Core Equity Fund	$41	0.78%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 04/27/15
AZL DFA U.S. Core Equity Fund	20.17%	13.36%	11.24%
Russell 3000 Index	23.13%	14.14%	12.18%

Fund Statistics

Net Assets	$856,285,593
Number of Portfolio Holdings	2,161
Portfolio Turnover Rate	14%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.6
Financials	13.7
Industrials	12.1
Consumer Discretionary	11.0
Health Care	10.7
Communication Services	8.1
Consumer Staples	6.2
Energy	5.8
Materials	3.8
Utilities	2.3
Real Estate	0.3
Rights	0.0
Money Market Funds	0.4

AZL DFA U.S. Core Equity Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821298 08/24

AZL Enhanced Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Enhanced Bond Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Enhanced Bond Index Fund	$32	0.65%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund	2.69%	- 0.48%	0.98%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

Fund Statistics

Net Assets	$2,950,377,725
Number of Portfolio Holdings	1,668
Portfolio Turnover Rate	59%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Government Agency Mortgages	30.2
U.S. Treasury Obligations	26.3
Corporate Bonds	22.9
Collateralized Mortgage Obligations	6.8
Asset Backed Securities	5.9
Yankee Debt Obligations	2.8
Municipal Bonds	0.4
Foreign Bonds	0.0
Money Market Funds	4.7

AZL Enhanced Bond Index Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821470 08/24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1	$24	0.46%

Average Annual Total Returns

	1 Year	Since Inception 06/21/21
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 1	12.56%	3.27%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.99%
Income and Growth Composite Index	11.10%	2.49%
S&P 500 Index	24.56%	11.04%

Fund Statistics

Net Assets	$1,523,586,626
Number of Portfolio Holdings	1,612
Portfolio Turnover Rate	30%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Common Stocks	41.6
Corporate Bonds	16.3
U.S. Treasury Obligations	15.7
U.S. Government Agency Mortgages	12.7
Collateralized Mortgage Obligations	5.5
Yankee Debt Obligations	4.4
Asset Backed Securities	0.6
Bank Loans	0.1
Convertible Bonds	0.1
Warrants	0.0
Money Market Funds	3.0

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821173 08/24

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2	$36	0.71%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Multi-Strategy Fund — Class 2	12.23%	6.76%	4.96%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Income and Growth Composite Index	11.10%	6.08%	6.12%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$1,523,586,626
Number of Portfolio Holdings	1,612
Portfolio Turnover Rate	30%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Common Stocks	41.6
Corporate Bonds	16.3
U.S. Treasury Obligations	15.7
U.S. Government Agency Mortgages	12.7
Collateralized Mortgage Obligations	5.5
Yankee Debt Obligations	4.4
Asset Backed Securities	0.6
Bank Loans	0.1
Convertible Bonds	0.1
Warrants	0.0
Money Market Funds	3.0

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821413 08/24

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1	$30	0.61%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/28/16
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 1	3.46%	0.94%	1.68%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.80%

Fund Statistics

Net Assets	$149,107,743
Number of Portfolio Holdings	1,007
Portfolio Turnover Rate	10%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Treasury Obligations	27.8
Corporate Bonds	27.3
U.S. Government Agency Mortgages	21.1
Collateralized Mortgage Obligations	9.6
Yankee Debt Obligations	6.6
Asset Backed Securities	1.9
Bank Loans	0.4
Common Stocks	0.3
Convertible Bonds	0.1
Warrant	0.0
Money Market Funds	4.9

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821199 08/24

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Fidelity Institutional Asset Management Total Bond Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2	$43	0.86%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Fidelity Institutional Asset Management Total Bond Fund — Class 2	3.10%	0.67%	1.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

Fund Statistics

Net Assets	$149,107,743
Number of Portfolio Holdings	1,007
Portfolio Turnover Rate	10%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
U.S. Treasury Obligations	27.8
Corporate Bonds	27.3
U.S. Government Agency Mortgages	21.1
Collateralized Mortgage Obligations	9.6
Yankee Debt Obligations	6.6
Asset Backed Securities	1.9
Bank Loans	0.4
Common Stocks	0.3
Convertible Bonds	0.1
Warrant	0.0
Money Market Funds	4.9

AZL Fidelity Institutional Asset Management Total Bond Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

01882V102 08/24

AZL Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Government Money Market Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Government Money Market Fund	$44	0.87%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Government Money Market Fund	4.60%	1.61%	0.99%
Three-Month U.S. Treasury Bill Index	5.26%	2.18%	1.53%

Fund Statistics

Net Assets	$452,675,466
Number of Portfolio Holdings	103

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Repurchase Agreements	41.5
U.S. Treasury Obligations	38.2
U.S. Government Agency Mortgages	20.3

AZL Government Money Market Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821868 08/24

AZL International Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 1	$23	0.46%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL International Index Fund — Class 1	10.89%	6.20%	6.91%
MSCI EAFE Index (net of withholding taxes)	11.54%	6.46%	7.17%
MSCI EAFE Index (gross of withholding taxes)	12.09%	6.98%	7.71%

Fund Statistics

Net Assets	$1,275,631,613
Number of Portfolio Holdings	786
Portfolio Turnover Rate	7%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	19.8
Industrials	16.7
Health Care	13.2
Consumer Discretionary	11.4
Information Technology	9.4
Consumer Staples	8.4
Materials	6.7
Energy	4.1
Communication Services	4.0
Utilities	3.1
Real Estate	2.0
Right	0.0
Money Market Funds	1.2

AZL International Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821231 08/24

AZL International Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL International Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL International Index Fund, Class 2	$36	0.71%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL International Index Fund — Class 2	10.56%	5.94%	3.78%
MSCI EAFE Index (net of withholding taxes)	11.54%	6.46%	4.33%
MSCI EAFE Index (gross of withholding taxes)	12.09%	6.98%	4.84%

Fund Statistics

Net Assets	$1,275,631,613
Number of Portfolio Holdings	786
Portfolio Turnover Rate	7%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	19.8
Industrials	16.7
Health Care	13.2
Consumer Discretionary	11.4
Information Technology	9.4
Consumer Staples	8.4
Materials	6.7
Energy	4.1
Communication Services	4.0
Utilities	3.1
Real Estate	2.0
Right	0.0
Money Market Funds	1.2

AZL International Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821462 08/24

AZL Mid Cap Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 1	$16	0.32%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Mid Cap Index Fund — Class 1	13.53%	10.14%	10.43%
Russell 3000 Index	23.13%	14.14%	14.29%
S&P MidCap 400 Index	13.57%	10.27%	10.64%

Fund Statistics

Net Assets	$503,713,976
Number of Portfolio Holdings	404
Portfolio Turnover Rate	10%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.1
Financials	15.9
Consumer Discretionary	14.6
Information Technology	9.3
Health Care	9.2
Real Estate	7.0
Materials	6.5
Energy	5.9
Consumer Staples	4.6
Utilities	2.6
Communication Services	1.6
Money Market Funds	0.7

AZL Mid Cap Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821249 08/24

AZL Mid Cap Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Mid Cap Index Fund, Class 2	$29	0.57%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Mid Cap Index Fund — Class 2	13.02%	9.86%	8.65%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P MidCap 400 Index	13.57%	10.27%	9.14%

Fund Statistics

Net Assets	$503,713,976
Number of Portfolio Holdings	404
Portfolio Turnover Rate	10%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P MidCap 400 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Industrials	22.1
Financials	15.9
Consumer Discretionary	14.6
Information Technology	9.3
Health Care	9.2
Real Estate	7.0
Materials	6.5
Energy	5.9
Consumer Staples	4.6
Utilities	2.6
Communication Services	1.6
Money Market Funds	0.7

AZL Mid Cap Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821454 08/24

AZL Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Moderate Index Strategy Fund	$4	0.07%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Moderate Index Strategy Fund	11.78%	6.68%	6.14%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$1,378,246,639
Number of Portfolio Holdings	5
Portfolio Turnover Rate	8%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Domestic Equity Funds	43.6
Fixed Income Fund	40.2
International Equity Fund	16.2

AZL Moderate Index Strategy Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821728 08/24

AZL MSCI Global Equity Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 1	$21	0.40%

Average Annual Total Returns

	1 Year	Since Inception 06/21/21
AZL MSCI Global Equity Index Fund — Class 1	19.98%	7.51%
MSCI World Index (net of withholding taxes)	20.19%	7.54%
MSCI World Index (gross of withholding taxes)	20.75%	8.06%

Fund Statistics

Net Assets	$392,219,801
Number of Portfolio Holdings	1,420
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.8
Financials	14.7
Health Care	11.7
Industrials	10.6
Consumer Discretionary	10.1
Communication Services	7.7
Consumer Staples	6.2
Energy	4.2
Materials	3.7
Utilities	2.4
Real Estate	2.1
Warrant	0.0
Right	0.0
Money Market Funds	0.8

AZL MSCI Global Equity Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821181 08/24

AZL MSCI Global Equity Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL MSCI Global Equity Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL MSCI Global Equity Index Fund, Class 2	$34	0.65%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL MSCI Global Equity Index Fund — Class 2	19.83%	11.39%	5.75%
MSCI World Index (net of withholding taxes)	20.19%	11.78%	9.16%
MSCI World Index (gross of withholding taxes)	20.75%	12.32%	9.73%

Fund Statistics

Net Assets	$392,219,801
Number of Portfolio Holdings	1,420
Portfolio Turnover Rate	1%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	25.8
Financials	14.7
Health Care	11.7
Industrials	10.6
Consumer Discretionary	10.1
Communication Services	7.7
Consumer Staples	6.2
Energy	4.2
Materials	3.7
Utilities	2.4
Real Estate	2.1
Warrant	0.0
Right	0.0
Money Market Funds	0.8

AZL MSCI Global Equity Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821439 08/24

AZL Russell 1000 Growth Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 1	$23	0.42%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Growth Index Fund — Class 1	32.94%	19.16%	18.89%
Russell 1000 Index	23.88%	14.61%	14.68%
Russell 1000 Growth Index	33.48%	19.34%	19.22%

Fund Statistics

Net Assets	$619,171,567
Number of Portfolio Holdings	385
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	49.3
Consumer Discretionary	13.6
Communication Services	13.1
Health Care	8.1
Financials	5.8
Industrials	4.3
Consumer Staples	3.5
Materials	0.6
Real Estate	0.5
Energy	0.4
Utilities	0.2
Money Market Funds	0.6

AZL Russell 1000 Growth Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821215 08/24

AZL Russell 1000 Growth Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Russell 1000 Growth Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Growth Index Fund, Class 2	$37	0.67%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Growth Index Fund — Class 2	32.67%	18.87%	15.67%
Russell 1000 Index	23.88%	14.61%	12.51%
Russell 1000 Growth Index	33.48%	19.34%	16.33%

Fund Statistics

Net Assets	$619,171,567
Number of Portfolio Holdings	385
Portfolio Turnover Rate	11%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Growth Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	49.3
Consumer Discretionary	13.6
Communication Services	13.1
Health Care	8.1
Financials	5.8
Industrials	4.3
Consumer Staples	3.5
Materials	0.6
Real Estate	0.5
Energy	0.4
Utilities	0.2
Money Market Funds	0.6

AZL Russell 1000 Growth Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821363 08/24

AZL Russell 1000 Value Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 1	$22	0.42%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Russell 1000 Value Index Fund — Class 1	12.59%	8.66%	9.19%
Russell 1000 Index	23.88%	14.61%	14.68%
Russell 1000 Value Index	13.06%	9.01%	9.55%

Fund Statistics

Net Assets	$648,842,566
Number of Portfolio Holdings	867
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	20.8
Health Care	15.5
Industrials	14.3
Information Technology	9.4
Consumer Staples	7.9
Energy	7.5
Consumer Discretionary	6.1
Real Estate	4.6
Materials	4.5
Utilities	4.4
Communication Services	4.2
Money Market Funds	0.8

AZL Russell 1000 Value Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821223 08/24

AZL Russell 1000 Value Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Russell 1000 Value Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Russell 1000 Value Index Fund, Class 2	$34	0.67%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Russell 1000 Value Index Fund — Class 2	12.40%	8.42%	7.58%
Russell 1000 Index	23.88%	14.61%	12.51%
Russell 1000 Value Index	13.06%	9.01%	8.23%

Fund Statistics

Net Assets	$648,842,566
Number of Portfolio Holdings	867
Portfolio Turnover Rate	13%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the Russell 1000 Value Index to the Russell 1000 Index to reflect that the Russell 1000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	20.8
Health Care	15.5
Industrials	14.3
Information Technology	9.4
Consumer Staples	7.9
Energy	7.5
Consumer Discretionary	6.1
Real Estate	4.6
Materials	4.5
Utilities	4.4
Communication Services	4.2
Money Market Funds	0.8

AZL Russell 1000 Value Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821371 08/24

AZL S&P 500 Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 1	$12	0.23%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 1	24.26%	14.71%	12.58%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$2,899,031,495
Number of Portfolio Holdings	506
Portfolio Turnover Rate	10%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5
Financials	12.4
Health Care	11.7
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.8
Energy	3.7
Utilities	2.3
Materials	2.2
Real Estate	2.1
Money Market Funds	0.0

AZL S&P 500 Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821553 08/24

AZL S&P 500 Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL S&P 500 Index Fund, Class 2	$26	0.48%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL S&P 500 Index Fund — Class 2	23.93%	14.42%	12.30%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$2,899,031,495
Number of Portfolio Holdings	506
Portfolio Turnover Rate	10%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Information Technology	32.5
Financials	12.4
Health Care	11.7
Consumer Discretionary	9.9
Communication Services	9.3
Industrials	8.1
Consumer Staples	5.8
Energy	3.7
Utilities	2.3
Materials	2.2
Real Estate	2.1
Money Market Funds	0.0

AZL S&P 500 Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821546 08/24

AZL Small Cap Stock Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 1	$16	0.33%

Average Annual Total Returns

	1 Year	5 Years	Since Inception 10/17/16
AZL Small Cap Stock Index Fund — Class 1	8.24%	7.68%	8.91%
Russell 3000 Index	23.13%	14.14%	14.29%
S&P SmallCap 600 Index	8.66%	8.06%	9.28%

Fund Statistics

Net Assets	$470,521,295
Number of Portfolio Holdings	610
Portfolio Turnover Rate	9%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.2
Industrials	17.2
Consumer Discretionary	14.0
Information Technology	12.6
Health Care	10.2
Real Estate	7.1
Materials	5.7
Energy	5.2
Consumer Staples	3.3
Communication Services	2.8
Utilities	2.0
Money Market Funds	1.7

AZL Small Cap Stock Index Fund

 Class 1

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821256 08/24

AZL Small Cap Stock Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL Small Cap Stock Index Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL Small Cap Stock Index Fund, Class 2	$29	0.58%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL Small Cap Stock Index Fund — Class 2	7.82%	7.39%	7.63%
Russell 3000 Index	23.13%	14.14%	12.15%
S&P SmallCap 600 Index	8.66%	8.06%	8.24%

Fund Statistics

Net Assets	$470,521,295
Number of Portfolio Holdings	610
Portfolio Turnover Rate	9%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

Effective June 30, 2024, the Fund changed its broad-based securities market benchmark from the S&P SmallCap 600 Index to the Russell 3000 Index to reflect that the Russell 3000 Index can be considered more broadly representative of the overall applicable securities markets.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Financials	18.2
Industrials	17.2
Consumer Discretionary	14.0
Information Technology	12.6
Health Care	10.2
Real Estate	7.1
Materials	5.7
Energy	5.2
Consumer Staples	3.3
Communication Services	2.8
Utilities	2.0
Money Market Funds	1.7

AZL Small Cap Stock Index Fund

 Class 2

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821538 08/24

AZL T. Rowe Price Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the AZL T. Rowe Price Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment and reflects expense reimbursements and fee waivers, as applicable)

	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment (annualized)
AZL T. Rowe Price Capital Appreciation Fund	$51	1.00%

Average Annual Total Returns

	1 Year	5 Years	10 Years
AZL T. Rowe Price Capital Appreciation Fund	13.82%	10.37%	10.16%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Moderate Composite Index	15.48%	9.15%	8.43%
S&P 500 Index	24.56%	15.05%	12.86%

Fund Statistics

Net Assets	$1,091,074,613
Number of Portfolio Holdings	301
Portfolio Turnover Rate	34%

The Fund's past performance is not a good predictor of the Fund's future performance.

Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. To obtain performance information current to the most recent month end, please send an email request to contact.us@allianzlife.com or call 800-624-0197.

What did the Fund invest in?

(as of June 30, 2024)

Portfolio Composition

Investment Categories	Percent of Total Investments
Common Stocks	63.7
U.S. Treasury Obligations	10.9
Bank Loans	10.6
Corporate Bonds	10.4
Yankee Debt Obligations	0.4
Preferred Stocks	0.2
Asset Backed Securities	0.1
Written Options	(0.3)
Money Market Funds	4.0

AZL T. Rowe Price Capital Appreciation Fund

Semi-Annual Shareholder Report - June 30, 2024

Additional information about the Fund (e.g. Financial Statements, Prospectus and Statement of Additional Information) is available:

    On the Fund's Website, https://connect.rightprospectus.com/Allianz?site=Allianz, or upon request, by calling 800-624-0197.

Additional information about the Fund's Proxy Voting Record is available:

    https://www.allianzlife.com/what-we-offer/annuities/investment-strategies/Allianz-investment-options.

018821306 08/24

(b)           Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                 The Schedule of Investments in Securities of unaffiliated issuers is included as part of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)                Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AZL® DFA International Core Equity Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® DFA International Core Equity Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.7%):
Aerospace & Defense (1.1%):
3,470 Airbus SE $ 478,397
17,862 Austal, Ltd. 29,628
512 Avon Protection plc 8,383
30,670 Babcock International Group plc 202,275
11,064 BAE Systems plc 184,712
2,360 Bombardier, Inc., Class B* 151,358
6,780 CAE, Inc.* 125,945
5,345 Chemring Group plc 25,183
75 CTT Systems AB 2,283
284 Dassault Aviation SA 51,456
116 Elbit Systems, Ltd. 20,240
18,663 Electro Optic Systems Holdings, Ltd.* 19,358
89 FACC AG* 772
2,296 Hensoldt AG 84,398
2,300 Heroux-Devtek, Inc.* 41,867
1,599 INVISIO AB 35,157
562 Kongsberg Gruppen ASA 45,797
5,226 Leonardo SpA 121,796
394 LISI SA 9,827
4,014 MDA Space, Ltd.* 40,084
9,484 Melrose Industries plc 66,223
291 MTU Aero Engines AG 74,392
351 OHB SE 16,391
18,151 QinetiQ Group plc 101,744
930 Rheinmetall AG 473,028
69,646 Rolls-Royce Holdings plc* 402,520
1,212 Saab AB, Class B* 29,136
2,144 Safran SA 451,004
15,312 Senior plc 30,900
28,600 Singapore Technologies Engineering, Ltd. 91,350
1,707 Thales SA 274,250
3,689,854
Air Freight & Logistics (0.8%):
2,500 AZ-COM MARUWA Holdings, Inc. 18,097
4,417 bpost SA 14,258
2,607 Cia de Distribucion Integral Logista Holdings SA 73,628
6,355 CTT-Correios de Portugal SA 28,507
24,168 Deutsche Post AG 977,736
2,039 DSV A/S 312,073
8,434 Freightways Group, Ltd. 39,552
1,000 Hamakyorex Co., Ltd. 27,454
107 ID Logistics Group SACA* 40,267
7,194 InPost SA* 126,216
40,765 International Distributions Services plc* 164,441
20,500 Kerry Logistics Network, Ltd. 19,758
1,800 Konoike Transport Co., Ltd. 26,850
958 Mainfreight, Ltd. 39,470
900 Mitsui-Soko Holdings Co., Ltd. 26,797
3,300 NIPPON EXPRESS HOLDINGS, Inc. 152,172
783 Oesterreichische Post AG 25,098
18,232 PostNL NV* 24,682
2,700 Sankyu, Inc. 92,062
900 SBS Holdings, Inc. 15,018
3,900 Senko Group Holdings Co., Ltd. 27,378
5,100 SG Holdings Co., Ltd. 46,931
500 Shibusawa Warehouse Co., Ltd. (The) 10,187
51,000 Singapore Post, Ltd. 16,143
300 Tonami Holdings Co., Ltd. 12,160
Shares Value
Common Stocks, continued
Air Freight & Logistics, continued
400 Trancom Co., Ltd. $ 16,242
7,700 Yamato Holdings Co., Ltd. 84,546
2,457,723
Automobile Components (1.4%):
1,000 Aisan Industry Co., Ltd. 8,742
3,300 Aisin Corp. 107,350
7,300 Akebono Brake Industry Co., Ltd.* 7,789
1,027 AKWEL SADIR 12,073
6,206 Amotiv, Ltd.* 43,228
3,383 ARB Corp. Ltd.* 84,852
252 Autoneum Holding AG 36,364
1,920 Brembo NV 21,121
10,300 Bridgestone Corp. 406,013
1,647 Bulten AB 12,979
1,876 CIE Automotive SA 52,020
13,544 Cie Generale des Etablissements Michelin SCA 522,522
12,732 CIR SpA-Compagnie Industriali* 8,086
4,638 Continental AG 262,654
2,800 Daido Metal Co., Ltd. 10,905
2,400 Daikyonishikawa Corp. 10,514
8,000 Denso Corp. 124,872
10,366 Dometic Group AB(a) 65,430
20,239 Dowlais Group plc 18,595
1,800 Eagle Industry Co., Ltd. 21,649
673 EDAG Engineering Group AG 7,602
1,724 ElringKlinger AG 9,179
1,500 Exco Technologies, Ltd. 8,718
1,700 Exedy Corp. 31,127
2,300 FCC Co., Ltd. 33,653
342 Feintool International Holding AG, Registered Shares 7,012
4,399 Forvia SE 52,386
1,000 F-Tech, Inc. 4,040
2,200 Fujikura Composites, Inc. 19,004
4,000 Futaba Industrial Co., Ltd. 22,059
6,562 Gestamp Automocion SA(a) 19,486
1,400 G-Tekt Corp. 17,088
895 Hella GmbH & Co. KGaA 81,914
1,600 HI-LEX Corp. 14,684
700 H-One Co., Ltd. 4,449
300 Imasen Electric Industrial 1,158
19,642 Johnson Electric Holdings, Ltd.* 29,534
9,800 JTEKT Corp. 68,555
1,800 Kasai Kogyo Co., Ltd.* 2,242
276 Kendrion NV* 3,877
5,900 Koito Manufacturing Co., Ltd. 81,475
25,060 Kongsberg Automotive ASA* 3,694
1,000 KYB Corp. 33,763
1,933 Linamar Corp. 93,958
1,104 Magna International, Inc., ADR 46,258
10,213 Magna International, Inc. 428,111
3,466 Martinrea International, Inc. 29,139
2,000 Mitsuba Corp. 14,339
400 Murakami Corp. 12,537
2,500 Musashi Seimitsu Industry Co., Ltd. 29,407
6,400 NHK Spring Co., Ltd. 63,734
600 Nichirin Co., Ltd. 13,385
3,200 Nifco, Inc. 76,603
2,200 Nippon Seiki Co., Ltd. 20,094

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Automobile Components, continued
800 Nishikawa Rubber Co., Ltd. $ 9,713
4,200 Niterra Co., Ltd. 122,507
2,700 NOK Corp. 36,020
7,243 Nokian Renkaat Oyj^ 59,464
1,900 NPR-RIKEN Corp. 33,408
1,743 Opmobility 16,841
2,600 Pacific Industrial Co., Ltd. 24,411
1,500 Piolax, Inc. 21,810
7,358 Pirelli & C SpA(a) 43,659
6,300 Press Kogyo Co., Ltd. 25,355
3,582 PWR Holdings, Ltd. 26,219
1,900 Sanoh Industrial Co., Ltd. 12,184
2,200 Seiren Co., Ltd. 32,892
2,400 Shoei Co., Ltd. 29,333
6,538 Sogefi SpA 22,097
5,600 Stanley Electric Co., Ltd. 100,112
15,500 Sumitomo Electric Industries, Ltd. 242,181
2,900 Sumitomo Riko Co., Ltd. 26,745
8,300 Sumitomo Rubber Industries, Ltd. 82,970
300 T RAD Co., Ltd. 6,982
1,400 Tachi-S Co., Ltd. 17,147
800 Taiho Kogyo Co., Ltd. 4,057
20,259 TI Fluid Systems plc(a) 33,419
2,500 Tokai Rika Co., Ltd. 33,664
2,500 Topre Corp. 32,956
6,400 Toyo Tire Corp. 102,510
2,800 Toyoda Gosei Co., Ltd. 49,407
3,800 Toyota Boshoku Corp. 50,324
1,500 TPR Co., Ltd. 23,917
4,400 TS Tech Co., Ltd. 52,272
2,000 Unipres Corp. 16,713
4,944 Valeo SE 52,875
3,400 Yokohama Rubber Co., Ltd. (The) 75,416
600 Yorozu Corp. 4,263
4,745,865
Automobiles (2.8%):
6,683 Bayerische Motoren Werke AG 632,203
643 Ferrari NV, ADR 262,582
398 Ferrari NV 162,703
2,388 Honda Motor Co., Ltd., ADR 76,989
49,800 Honda Motor Co., Ltd. 535,800
25,100 Isuzu Motors, Ltd. 333,580
298 Knaus Tabbert AG 12,460
22,800 Mazda Motor Corp. 221,603
17,560 Mercedes-Benz Group AG 1,213,296
29,100 Mitsubishi Motors Corp. 80,432
94,200 Nissan Motor Co., Ltd. 321,295
2,700 Nissan Shatai Co., Ltd. 16,562
8,981 Piaggio & C SpA 26,761
5,095 Renault SA 259,827
34,456 Stellantis NV Paris 678,014
14,641 Stellantis NV, ADR 290,624
14,700 Subaru Corp. 313,147
20,500 Suzuki Motor Corp. 237,280
143,320 Toyota Motor Corp. 2,951,081
427 Trigano SA 49,841
597 Volkswagen AG 71,620
12,581 Volvo Car AB, Class B* 39,050
Shares Value
Common Stocks, continued
Automobiles, continued
35,200 Yamaha Motor Co., Ltd. $ 327,328
9,114,078
Banks (9.7%):
2,800 77 Bank, Ltd. (The) 78,125
7,634 ABN AMRO Bank NV(a) 125,102
536 Addiko Bank AG 11,474
49,768 AIB Group plc 262,171
1,500 Akita Bank, Ltd. (The) 24,904
4,424 Aktia Bank Oyj 43,898
189 Alandsbanken Abp, Class B 6,701
24,188 ANZ Group Holdings, Ltd.* 455,330
3,500 Aozora Bank, Ltd.^ 57,199
3,538 Auswide Bank, Ltd.* 8,427
1,900 Awa Bank, Ltd. (The) 33,456
14,479 Banca Monte dei Paschi di Siena SpA 67,538
20,525 Banca Popolare di Sondrio SPA 147,498
44,899 Banco Bilbao Vizcaya Argentaria SA, ADR 450,337
61,614 Banco Bilbao Vizcaya Argentaria SA 614,595
45,681 Banco BPM SpA 295,466
496,450 Banco Comercial Portugues SA, Class R 179,283
197,769 Banco de Sabadell SA 381,952
2,101 Banco di Desio e della Brianza SpA 9,876
141,498 Banco Santander SA 655,732
12,954 Bank Hapoalim BM 114,441
28,540 Bank Leumi Le-Israel BM 232,600
30,859 Bank of East Asia, Ltd. (The)* 39,190
1,912 Bank of Georgia Group plc 97,572
46,282 Bank of Ireland Group plc 482,084
900 Bank of Iwate, Ltd. (The) 16,084
2,471 Bank of Montreal 207,431
4,062 Bank of Montreal, ADR 340,599
500 Bank of Nagoya, Ltd. (The) 24,177
1,841 Bank of Nova Scotia (The) 84,224
8,317 Bank of Nova Scotia (The), ADR 380,253
37,913 Bank of Queensland, Ltd.* 146,586
800 Bank of Saga, Ltd. (The) 13,572
2,000 Bank of the Ryukyus, Ltd. 16,010
38,197 Bankinter SA 312,617
71 Banque Cantonale de Geneve, Class BR 22,903
1,029 Banque Cantonale Vaudoise, Registered Shares 109,202
120,035 Barclays plc 316,643
2,116 BAWAG Group AG(a) 133,517
19,808 Bendigo & Adelaide Bank, Ltd. 151,383
207 Berner Kantonalbank AG, Registered Shares 53,682
8,488 BNP Paribas SA 543,835
35,542 BOC Hong Kong Holdings, Ltd. 109,714
57,818 BPER Banca SpA 292,945
70,742 CaixaBank SA 374,321
6,630 Canadian Imperial Bank of Commerce 315,287
5,363 Canadian Imperial Bank of Commerce, ADR 254,957
4,227 Canadian Western Bank* 134,050
10,400 Chiba Bank, Ltd. (The) 92,893
3,000 Chiba Kogyo Bank, Ltd. (The) 18,975
9,100 Chugin Financial Group, Inc. 95,689
6,677 Close Brothers Group plc 35,741
19,432 Commerzbank AG 295,114
12,603 Commonwealth Bank of Australia 1,069,585
20,500 Concordia Financial Group, Ltd. 120,613
8,122 Credit Agricole SA 110,423

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
4,901 Credito Emiliano SpA $ 48,780
16,000 Dah Sing Banking Group, Ltd. 13,320
5,600 Dah Sing Financial Holdings, Ltd. 15,598
1,900 Daishi Hokuetsu Financial Group, Inc. 60,631
12,069 Danske Bank A/S 359,372
17,661 DBS Group Holdings, Ltd. 465,482
11,062 DNB Bank ASA 217,300
1,600 Ehime Bank, Ltd. (The) 13,076
1,682 EQB, Inc.* 114,650
4,404 Erste Group Bank AG 208,549
650 FIDEA Holdings Co., Ltd. 6,709
15,344 FinecoBank Banca Fineco SpA 228,622
3,600 First Bank of Toyama, Ltd. (The) 28,533
1,329 First International Bank Of Israel, Ltd. (The) 50,373
1,000 Fukui Bank, Ltd. (The) 14,402
3,100 Fukuoka Financial Group, Inc. 83,205
11,200 Gunma Bank, Ltd. (The) 71,774
12,600 Hachijuni Bank, Ltd. (The) 82,248
4,005 Hang Seng Bank, Ltd. 51,243
33,144 Heartland Group Holdings, Ltd. 20,019
13,900 Hirogin Holdings, Inc. 107,491
1,000 Hokkoku Financial Holdings, Inc. 32,859
5,800 Hokuhoku Financial Group, Inc. 74,614
65,939 HSBC Holdings plc 570,547
17,017 HSBC Holdings plc, ADR 740,240
10,500 Hyakugo Bank, Ltd. (The) 45,202
1,000 Hyakujushi Bank, Ltd. (The) 21,153
3 Hypothekarbank Lenzburg AG, Class R 13,974
27,088 ING Groep NV 464,080
93,538 Intesa Sanpaolo SpA 349,215
29,351 Israel Discount Bank, Ltd., Class A 146,496
9,700 Iyogin Holdings, Inc. 90,054
12,900 Japan Post Bank Co., Ltd. 122,135
620 Jimoto Holdings, Inc.* 1,478
44,262 Judo Capital Holdings, Ltd.* 37,157
2,000 Juroku Financial Group, Inc. 59,388
1,969 Jyske Bank A/S, Registered Shares 156,515
10,343 KBC Group NV 729,478
5,800 Keiyo Bank, Ltd. (The) 31,694
400 Kita-Nippon Bank, Ltd. (The) 7,023
4,300 Kiyo Bank, Ltd. (The) 50,154
4,700 Kyoto Financial Group, Inc. 83,486
13,390 Kyushu Financial Group, Inc. 78,902
2,196 Laurentian Bank of Canada* 42,623
562 Liechtensteinische Landesbank AG 44,544
109,681 Lloyds Banking Group plc, ADR 299,429
362,341 Lloyds Banking Group plc 250,995
583 Luzerner Kantonalbank AG, Registered Shares 42,911
27,470 Mebuki Financial Group, Inc. 107,079
15,159 Mediobanca Banca di Credito Finanziario SpA 223,081
89,600 Mitsubishi UFJ Financial Group, Inc. 966,807
800 Miyazaki Bank, Ltd. (The) 17,713
2,076 Mizrahi Tefahot Bank, Ltd. 70,308
19,480 Mizuho Financial Group, Inc. 407,969
1,300 Musashino Bank, Ltd. (The) 26,494
5,245 MyState, Ltd.* 13,102
1,300 Nanto Bank, Ltd. (The) 28,830
31,645 National Australia Bank, Ltd. 763,805
10,732 National Bank of Canada 851,326
Shares Value
Common Stocks, continued
Banks, continued
7,829 NatWest Group plc, ADR^ $ 62,867
91,647 NatWest Group plc 359,432
4,800 Nishi-Nippon Financial Holdings, Inc. 60,661
14,112 Nordea Bank Abp 168,255
49,371 Nordea Bank Abp Helsinki 585,968
3,381 Norion Bank AB* 13,908
15,000 North Pacific Bank, Ltd. 49,689
1,800 Ogaki Kyoritsu Bank, Ltd. (The) 25,613
1,000 Oita Bank, Ltd. (The) 22,193
820 Okinawa Financial Group, Inc. 13,476
461 Oma Saastopankki Oyj 7,078
22,346 Oversea-Chinese Banking Corp., Ltd. 237,707
2,493 Pareto Bank ASA 14,242
5,215 Permanent TSB Group Holdings plc* 7,314
1,522 Procrea Holdings, Inc. 18,526
28,000 Public Financial Holdings, Ltd. 4,438
4,183 Raiffeisen Bank International AG 72,384
1,400 Rakuten Bank, Ltd.* 25,379
21,175 Resona Holdings, Inc. 140,621
1,316 Ringkjoebing Landbobank A/S 219,924
6,129 Royal Bank of Canada, ADR 652,003
13,435 Royal Bank of Canada 1,430,520
1,190 San ju San Financial Group, Inc. 15,901
9,000 San-In Godo Bank, Ltd. (The) 80,265
1,300 SBI Sumishin Net Bank, Ltd. 24,735
11,600 Senshu Ikeda Holdings, Inc. 28,876
26,300 Seven Bank, Ltd. 43,983
2,200 Shiga Bank, Ltd. (The) 57,836
3,500 Shikoku Bank, Ltd. (The) 26,590
400 Shimizu Bank, Ltd. (The) 4,098
9,000 Shizuoka Financial Group, Inc. 86,683
19,850 Skandinaviska Enskilda Banken AB, Class A 294,156
11,891 Societe Generale SA 277,599
3,454 Spar Nord Bank A/S 66,331
1,288 Sparebank 1 Oestlandet 16,378
2,534 SpareBank 1 Sorost-Norge 15,957
3,098 SpareBank 1 SR-Bank ASA 37,895
1,551 Sparebanken More 12,284
801 Sparebanken Sor 11,152
523 Sparekassen Sjaelland-Fyn A/S 16,868
170 St Galler Kantonalbank AG, Registered Shares 81,840
39,691 Standard Chartered plc 357,571
10,100 Sumitomo Mitsui Financial Group, Inc. 675,666
5,900 Sumitomo Mitsui Trust Holdings, Inc. 134,768
8,000 Suruga Bank, Ltd. 52,686
11,874 Svenska Handelsbanken AB, Class A 113,155
8,480 Swedbank AB, Class A 175,025
2,725 Sydbank AS 144,282
2,310 TBC Bank Group plc* 75,085
4,500 Tochigi Bank, Ltd. (The) 10,391
6,500 Toho Bank, Ltd. (The) 13,365
1,100 Tokyo Kiraboshi Financial Group, Inc. 32,711
7,500 TOMONY Holdings, Inc. 19,683
16,877 Toronto-Dominion Bank (The) 927,809
5,540 Toronto-Dominion Bank (The), ADR 304,478
2,100 Towa Bank, Ltd. (The) 9,293
6,200 Tsukuba Bank, Ltd. 12,463
64,696 Unicaja Banco SA(a) 88,216
12,367 UniCredit SpA 460,736

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
20,027 United Overseas Bank, Ltd. $ 462,558
743 Valiant Holding AG 84,102
900 VersaBank 9,729
30,944 Vestjysk Bank A/S 19,949
45,112 Virgin Money UK plc 121,785
239 Walliser Kantonalbank, Registered Shares 30,052
27,945 Westpac Banking Corp. 506,958
1,600 Yamagata Bank, Ltd. (The) 12,082
7,300 Yamaguchi Financial Group, Inc. 82,969
1,800 Yamanashi Chuo Bank, Ltd. (The) 23,533
6 Zuger Kantonalbank, Class BR 56,373
31,801,311
Beverages (1.0%):
3,168 AG Barr plc 24,034
1,900 Andrew Peller, Ltd., Class A^ 5,306
10,005 Anheuser-Busch InBev SA/NV 577,872
3,300 Asahi Group Holdings, Ltd. 116,580
13,102 Britvic plc 195,668
30,200 Budweiser Brewing Co. APAC, Ltd.(a) 35,554
14,772 C&C Group plc 29,556
2,863 Carlsberg AS, Class B 342,690
4,300 Coca-Cola Bottlers Japan Holdings, Inc. 53,869
3,519 Coca-Cola Europacific Partners plc 257,156
3,146 Coca-Cola HBC AG 106,883
1,957 Davide Campari-Milano NV, Class M 18,448
1,881 Diageo plc, ADR 237,156
8,372 Diageo plc 263,345
812 Fevertree Drinks plc 11,133
1,463 Heineken NV 141,195
2,400 Ito En, Ltd. 52,030
5,600 Kirin Holdings Co., Ltd. 72,245
109 Laurent-Perrier 13,179
700 Lifedrink Co., Inc. 29,259
653 Olvi Oyj, A Shares 22,279
684 Pernod Ricard SA 93,071
2,850 Primo Water Corp. 62,296
2,302 Primo Water Corp. ADR 50,322
1,483 Royal Unibrew A/S* 117,492
1,400 Sapporo Holdings, Ltd. 49,053
2,400 Suntory Beverage & Food, Ltd. 85,206
8,100 Takara Holdings, Inc. 54,856
14,151 Treasury Wine Estates, Ltd. 117,289
3,235,022
Biotechnology (0.4%):
24,100 AnGes, Inc.*^ 6,574
57 Argenx SE, ADR* 24,512
86 Argenx SE* 37,171
418 Basilea Pharmaceutica AG, Registered Shares* 18,166
2,965 Bavarian Nordic A/S* 73,187
1,455 BioGaia AB, B Shares 16,999
760 Clinuvel Pharmaceuticals, Ltd. 7,772
1,171 CSL, Ltd. 229,562
1,490 Galapagos NV* 37,096
1,101 Genmab A/S* 276,155
2,700 GNI Group, Ltd.* 40,017
2,347 Grifols SA* 19,639
9,021 Mesoblast, Ltd.* 5,975
2,600 PeptiDream, Inc.* 40,472
Shares Value
Common Stocks, continued
Biotechnology, continued
176 Pharma Mar SA $ 5,972
20,503 Pharming Group NV* 16,482
4,999 PureTech Health plc* 11,569
3,297 Swedish Orphan Biovitrum AB* 88,076
2,800 Takara Bio, Inc. 19,264
2,687 Telix Pharmaceuticals, Ltd.* 33,207
1,960 Vitrolife AB 32,118
2,224 Zealand Pharma A/S* 283,148
1,323,133
Broadline Retail (0.8%):
1,600 ASKUL Corp. 21,792
32,923 B&M European Value Retail SA 182,036
1,600 Beenos, Inc. 24,012
1,900 Belluna Co., Ltd. 9,084
1,959 Canadian Tire Corp., Ltd., Class A* 194,396
4,897 Dollarama, Inc. 447,170
6,374 Europris ASA(a) 43,038
24,372 Harvey Norman Holdings, Ltd. 67,486
1,900 Isetan Mitsukoshi Holdings, Ltd. 35,824
1,000 Izumi Co., Ltd. 20,037
11,200 J. Front Retailing Co., Ltd. 117,072
4,015 Lindex Group OYJ* 14,316
4,900 Mercari, Inc. 60,564
30,000 Metro Holdings, Ltd. 10,616
47,139 Myer Holdings, Ltd. 25,804
2,363 Next plc 270,175
3,400 Pan Pacific International Holdings Corp. 79,788
9,843 Prosus NV* 348,642
3,776 Puuilo Oyj 40,758
5,800 Rakuten Group, Inc. 29,764
4,700 Ryohin Keikaku Co., Ltd. 78,296
1,600 Seria Co., Ltd. 29,011
5,900 Takashimaya Co., Ltd. 99,169
24,280 THG plc* 19,119
2,195 Tokmanni Group Corp. 30,743
3,646 Warehouse Group, Ltd. (The) 2,220
9,810 Wesfarmers, Ltd. 424,683
4,000 Wing On Co. International, Ltd. 5,904
2,731,519
Building Products (1.1%):
4,500 AGC, Inc. 145,933
2,028 Arbonia AG* 28,804
3,907 Assa Abloy AB, Class B 110,771
131 Belimo Holding AG, Class R 65,419
2,400 Bunka Shutter Co., Ltd. 26,375
1,706 Carel Industries SpA(a) 31,603
1,800 Central Glass Co., Ltd. 41,947
8,449 Cie de Saint-Gobain SA 654,208
2,900 Daikin Industries, Ltd. 400,663
5,524 Deceuninck NV 14,210
130 dormakaba Holding AG 66,678
35,266 Fletcher Building, Ltd. 60,819
35 Forbo Holding AG, Registered Shares 40,695
619 Geberit AG, Registered Shares 366,462
9,771 Genuit Group plc 53,257
12,753 GWA Group, Ltd. 20,370
7,079 Inrom Construction Industries, Ltd. 18,374
2,938 Inwido AB 40,062

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
5,198 James Halstead plc $ 11,989
1,586 Kingspan Group plc 134,356
600 Komatsu Wall Industry Co., Ltd. 12,257
1,300 Kondotec, Inc. 11,389
2,281 Lindab International AB 48,812
12,600 Lixil Corp. 132,635
687 LU-VE SpA 19,150
297 Meier Tobler Group AG 10,199
5,547 Munters Group AB(a) 103,971
641 Nederman Holding AB 13,593
2,170 Nibe Industrier AB, Class B 9,151
2,400 Nichias Corp. 70,683
1,100 Nichiha Corp. 23,451
300 Nihon Dengi Co., Ltd. 9,791
1,800 Nihon Flush Co., Ltd. 10,380
4,900 Nippon Sheet Glass Co., Ltd.* 12,908
2 Norcros plc 6
1,552 Nordic Waterproofing Holding AB 23,630
1,500 Noritz Corp. 16,354
1,400 Okabe Co., Ltd. 6,772
27,365 Reliance Worldwide Corp., Ltd. 81,971
238 ROCKWOOL A/S, Class A 94,894
396 ROCKWOOL A/S, Class B 160,522
1,900 Sankyo Tateyama, Inc. 9,528
7,300 Sanwa Holdings Corp. 134,107
47 Schweiter Technologies AG 20,860
700 Sekisui Jushi Corp. 9,926
700 Shin Nippon Air Technologies Co., Ltd. 17,434
900 Sinko Industries, Ltd. 23,300
3,824 Systemair AB 28,304
1,800 Takara Standard Co., Ltd. 19,386
700 Takasago Thermal Engineering Co., Ltd. 24,859
4,300 TOTO, Ltd. 101,666
7,433 Tyman plc 34,072
3,919 Volution Group plc 22,287
56,797 Xinyi Glass Holdings, Ltd.* 62,215
533 Zehnder Group AG, Registered Shares 31,325
3,744,783
Capital Markets (3.1%):
18,000 3i Group plc 694,041
24,792 ABG Sundal Collier Holding ASA 14,287
36,981 abrdn plc 69,361
3,200 AGF Management, Ltd., Class B* 19,767
1,600 Aizawa Securities Group Co., Ltd. 26,559
14,871 AJ Bell plc 71,388
16,717 Allfunds Group plc 93,518
903 Altamir 24,073
1,157 Amundi SA(a) 74,231
7,128 Anima Holding SpA(a) 35,448
22,441 Ashmore Group plc 48,280
921 ASX, Ltd. 36,837
4,100 Australian Ethical Investment, Ltd. 11,818
2,866 Avanza Bank Holding AB 69,844
4,926 Azimut Holding SpA 116,591
3,013 Banca Generali SpA 120,546
521 Bellevue Group AG, Class BR 10,122
5,672 Bridgepoint Group plc(a) 15,817
80,000 Bright Smart Securities & Commodities Group, Ltd. 17,788
6,900 Brookfield Corp. 287,017
Shares Value
Common Stocks, continued
Capital Markets, continued
614 Brookfield Corp. $ 25,506
563 Brooks Macdonald Group plc 13,880
2,688 Bure Equity AB 90,217
2,497 Canaccord Genuity Group, Inc. 15,443
5,579 CI Financial Corp. 58,731
120 Cie Financiere Tradition SA, Class BR 18,905
5,668 CMC Markets plc(a) 23,440
19,000 Daiwa Securities Group, Inc. 145,757
25,588 Deutsche Bank AG, Registered Shares 408,127
8,391 Deutsche Bank AG, ADR, Registered Shares 133,753
552 Deutsche Beteiligungs AG 14,891
2,717 Deutsche Boerse AG 555,317
1,666 DWS Group GmbH & Co. KGaA(a) 59,100
4,307 EFG International AG 63,389
170 eQ Oyj 2,532
883 EQT Holdings, Ltd.* 18,844
2,230 Euronext NV(a) 205,842
4,000 Fiera Capital Corp. 22,926
1,993 flatexDEGIRO AG 28,235
838 Flow Traders, Ltd. 16,580
1,819 Foresight Group Holdings, Ltd. 10,814
5,224 GAM Holding AG* 1,170
2,674 Georgia Capital plc* 33,138
1,336 Gimv NV* 62,897
2,400 GMO Financial Holdings, Inc. 11,705
1,175 Guardian Capital Group, Ltd., Class A 36,953
142,000 Guotai Junan International Holdings, Ltd. 10,901
13,625 Hargreaves Lansdown plc 193,828
9,594 Hong Kong Exchanges & Clearing, Ltd. 305,692
1,131 HUB24, Ltd. 34,895
2,000 Ichiyoshi Securities Co., Ltd. 10,781
5,100 iFAST Corp., Ltd. 27,096
16,800 IG Group Holdings plc 174,007
3,232 IGM Financial, Inc. 89,241
4,298 Impax Asset Management Group plc 20,581
28,403 Insignia Financial, Ltd.* 43,148
6,881 IntegraFin Holdings plc 30,177
5,334 Intermediate Capital Group plc 146,109
24,252 Investec plc 175,956
49,718 IP Group plc 26,166
1,700 IwaiCosmo Holdings, Inc. 23,951
3,400 JAFCO Group Co., Ltd. 40,285
8,300 Japan Exchange Group, Inc. 194,595
5,425 Julius Baer Group, Ltd. 302,953
17,082 Jupiter Fund Management plc 16,634
800 Kyokuto Securities Co., Ltd. 7,333
2,122 Liontrust Asset Management plc 18,361
2,243 London Stock Exchange Group plc 265,837
500 M&A Capital Partners Co., Ltd. 6,816
4,984 MA Financial Group, Ltd. 14,882
2,252 Macquarie Group, Ltd. 307,077
8,413 Magellan Financial Group, Ltd. 46,953
22,059 Man Group plc 67,470
2,300 Marusan Securities Co., Ltd. 15,548
6,300 Matsui Securities Co., Ltd. 32,955
2,471 Meitav Investment House, Ltd. 10,380
2,900 Mito Securities Co., Ltd. 10,475
3,035 MLP SE 18,637
5,700 Monex Group, Inc. 25,921

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
376 Mutares SE & Co. KGaA $ 13,047
24,829 Navigator Global Investments, Ltd. 33,583
7,132 Netwealth Group, Ltd. 104,924
17,199 Ninety One plc 36,409
24,300 Nomura Holdings, Inc. 140,229
1,900 Nordnet AB (publ) 39,403
17,608 NZX, Ltd. 11,469
7,300 Okasan Securities Group, Inc. 36,371
2,547 Onex Corp. 173,201
534 Partners Group Holding AG 686,843
2,699 Perpetual, Ltd.* 38,340
1,524 Pinnacle Investment Management Group, Ltd.* 14,322
11,593 Platinum Asset Management, Ltd. 8,037
2,595 Polar Capital Holdings plc 18,447
89,175 Quilter plc(a) 135,181
942 Rathbones Group plc 20,017
9,785 Ratos AB, B Shares 33,289
4,600 SBI Holdings, Inc. 116,823
16,881 Schroders plc 77,712
17,300 Singapore Exchange, Ltd. 120,978
840 Sparx Group Co., Ltd. 8,947
700 Sprott, Inc. 29,031
5,100 St James's Place plc 35,300
700 Strike Co., Ltd. 20,165
514 Swissquote Group Holding SA, Registered Shares 161,534
1,296 Taaleri plc 11,400
2,584 Tamburi Investment Partners SpA 25,832
7,547 Tel Aviv Stock Exchange, Ltd. 54,022
1,383 Tikehau Capital SCA 31,017
3,155 TMX Group, Ltd. 87,830
8,500 Tokai Tokyo Financial Holdings, Inc. 30,516
4,000 Toyo Securities Co., Ltd. 8,869
45,979 TP ICAP Group plc 116,216
4,993 UBS Group AG, ADR 147,493
22,703 UBS Group AG 664,664
23,024 UOB-Kay Hian Holdings, Ltd.* 22,726
22,000 Value Partners Group, Ltd. 4,390
1,528 Van Lanschot Kempen NV 61,323
1,857 VIEL & Cie SA 19,649
1,341 Vontobel Holding AG, Class R 80,356
245 VP Bank AG, Class A 20,459
574 VZ Holding AG 73,548
3,692 XPS Pensions Group plc 13,959
10,238,937
Chemicals (3.2%):
6,100 5N Plus, Inc.* 27,916
900 Achilles Corp. 9,160
3,100 ADEKA Corp. 62,645
1,800 Aica Kogyo Co., Ltd. 39,251
2,095 Air Liquide SA 360,629
9,200 Air Water, Inc. 124,419
4,203 Akzo Nobel NV 255,516
700 Arakawa Chemical Industries, Ltd. 5,268
2,379 Arkema SA 205,658
1,200 Artience Co., Ltd.^ 25,058
28,200 Asahi Kasei Corp. 180,580
1,100 ASAHI YUKIZAI Corp. 35,946
11,583 BASF SE 559,620
1,939 Borregaard ASA 34,897
Shares Value
Common Stocks, continued
Chemicals, continued
400 C Uyemura & Co., Ltd. $ 27,760
2,800 Carlit Co., Ltd. 25,305
52,400 China Sunsine Chemical Holdings, Ltd. 15,276
1,400 Chugoku Marine Paints, Ltd. 17,792
1,600 CI Takiron Corp. 7,300
4,288 Clariant AG, Registered Shares 67,339
839 Corbion NV 16,778
4,882 Covestro AG*(a) 286,127
701 Croda International plc 34,824
1,000 Dai Nippon Toryo Co., Ltd. 8,249
10,600 Daicel Corp. 101,956
1,700 Daiichi Kigenso Kagaku-Kogyo Co., Ltd. 8,955
900 Dainichiseika Color & Chemicals Manufacturing
Co., Ltd. 19,103
3,200 Denka Co., Ltd. 43,014
3,300 DIC Corp. 62,712
200 DKS Co., Ltd. 5,007
1,349 DSM-Firmenich AG 151,882
26,455 Elementis plc 48,785
13,127 Elkem ASA*(a) 24,834
30 EMS-Chemie Holding AG 24,615
8,516 Ercros SA* 35,611
9,485 Essentra plc 19,044
8,885 Evonik Industries AG 181,220
1,711 FUCHS SE 60,979
700 Fujimori Kogyo Co., Ltd. 18,485
1,500 Fuso Chemical Co., Ltd. 38,336
44 Givaudan SA, Registered Shares 208,754
200 Gurit Holding AG, Class BR 11,734
6,890 Hexpol AB 76,941
700 Hodogaya Chemical Co., Ltd. 23,892
7,000 ICL Group, Ltd. 30,225
77,951 Incitec Pivot, Ltd. 150,200
1,500 Ishihara Sangyo Kaisha, Ltd. 15,199
1,000 JCU Corp. 24,930
6,129 Johnson Matthey plc 121,043
700 JSP Corp. 10,086
2,800 Kaneka Corp. 73,683
6,800 Kansai Paint Co., Ltd. 109,494
3,300 Kanto Denka Kogyo Co., Ltd. 19,710
600 KeePer Technical Laboratory Co., Ltd. 15,347
1,600 KEIWA, Inc. 16,621
6,014 Kemira Oyj 146,506
1,400 KH Neochem Co, Ltd. 19,959
1,500 Koatsu Gas Kogyo Co., Ltd. 9,153
2,000 Konishi Co., Ltd. 16,181
3,400 Kumiai Chemical Industry Co., Ltd. 17,054
15,400 Kuraray Co., Ltd. 177,550
1,800 Kureha Corp. 31,322
1,200 Kuriyama Holdings Corp. 9,293
2,364 LANXESS AG 58,037
549 Lenzing AG* 19,209
1,900 Lintec Corp. 40,495
400 MEC Co., Ltd. 11,498
2,600 Methanex Corp. 125,543
929 Methanex Corp., ADR 44,834
58,500 Mitsubishi Chemical Group Corp. 325,888
4,600 Mitsubishi Gas Chemical Co., Inc. 87,994
3,400 Mitsui Chemicals, Inc. 94,056

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
600 Moriroku Holdings Co., Ltd. $ 10,710
12,400 Nanofilm Technologies International, Ltd. 6,787
800 Nihon Kagaku Sangyo Co., Ltd. 7,548
2,300 Nihon Nohyaku Co., Ltd. 10,858
4,000 Nihon Parkerizing Co., Ltd. 32,472
600 Nippon Chemical Industrial Co., Ltd. 10,327
8,800 Nippon Kayaku Co., Ltd. 67,322
6,900 Nippon Paint Holdings Co., Ltd. 45,095
3,800 Nippon Sanso Holdings Corp. 113,071
3,900 Nippon Shokubai Co., Ltd. 39,022
1,100 Nippon Soda Co., Ltd. 35,933
2,900 Nissan Chemical Corp. 91,665
2,500 Nitto Denko Corp. 198,214
7,600 NOF Corp. 104,085
5,423 Novonesis (Novozymes) B 331,633
22,808 Nufarm, Ltd.* 69,938
9,131 Nutrien, Ltd. 464,927
3,137 Nutrien, Ltd., ADR 159,705
3,787 OCI NV 92,411
500 Okamoto Industries, Inc. 15,603
600 Okura Industrial Co., Ltd. 10,592
20,649 Orica, Ltd.* 245,430
900 Osaka Organic Chemical Industry, Ltd. 21,442
1,000 PILLAR Corp. 33,587
1,200 Rasa Industries, Ltd. 22,324
1,958 Recticel SA 26,040
5,800 Resonac Holdings Corp. 127,947
2,800 Riken Technos Corp. 18,555
500 Sakai Chemical Industry Co., Ltd. 9,433
2,400 Sakata INX Corp. 27,029
700 Sanyo Chemical Industries, Ltd. 17,310
900 Sekisui Kasei Co., Ltd. 2,614
1,100 Shikoku Kasei Holdings Corp. 14,603
16,200 Shin-Etsu Chemical Co., Ltd. 630,196
1,800 Shin-Etsu Polymer Co., Ltd. 16,958
811 Sika AG, Registered Shares 230,900
300 SK Kaken Co., Ltd. 16,030
600 Soken Chemical & Engineering Co., Ltd. 10,111
1,125 SOL SpA 39,777
3,243 Solvay SA, Class A 113,782
285 SP Group A/S 10,533
400 Stella Chemifa Corp. 10,808
2,600 Sumitomo Bakelite Co., Ltd. 76,465
58,500 Sumitomo Chemical Co., Ltd. 125,447
300 Sumitomo Seika Chemicals Co., Ltd. 9,943
3,243 Syensqo SA 289,353
682 Symrise AG 83,476
4,585 Synthomer plc* 14,864
700 T Hasegawa Co., Ltd. 14,628
1,800 Taiyo Holdings Co., Ltd. 38,232
600 Takasago International Corp. 14,734
2,100 Tanaka Chemical Corp. 12,888
600 Tayca Corp. 6,047
6,900 Teijin, Ltd. 57,241
500 Tenma Corp. 8,631
1,196 Tessenderlo Group SA 30,243
5,500 Toagosei Co., Ltd. 51,739
9,200 Tokai Carbon Co., Ltd. 52,743
2,200 Tokuyama Corp. 40,568
Shares Value
Common Stocks, continued
Chemicals, continued
1,000 Tokyo Ohka Kogyo Co., Ltd. $ 27,353
25,100 Toray Industries, Inc. 118,554
6,300 Tosoh Corp. 82,075
400 Toyo Gosei Co., Ltd. 25,347
3,400 Toyobo Co., Ltd. 22,328
5,300 UBE Corp. 93,537
1,041 Umicore SA 15,617
700 Valqua, Ltd. 16,006
2,109 Victrex plc 30,582
790 Wacker Chemie AG 86,085
1,291 Yara International ASA 37,195
800 Yushiro Chemical Industry Co., Ltd. 9,144
7,900 Zeon Corp. 65,732
10,540,406
Commercial Services & Supplies (1.2%):
800 Aeon Delight Co., Ltd. 19,801
84,323 AMA Group, Ltd.* 2,423
1,123 Befesa SA(a) 37,250
896 Bilfinger SE 47,150
3,449 Black Diamond Group, Ltd. 20,423
1,100 Boyd Group Services, Inc. 206,643
26,523 Brambles, Ltd. 257,593
7,404 Bravida Holding AB(a) 55,154
200 Calian Group, Ltd. 8,224
300 Central Security Patrols Co., Ltd. 5,882
338 Cewe Stiftung & Co. KGaA 38,200
39,633 Cleanaway Waste Management, Ltd.* 73,172
3,808 Coor Service Management Holding AB(a) 16,827
2,400 CTS Co., Ltd. 12,098
2,600 Dai Nippon Printing Co., Ltd. 87,882
2,200 Daiseki Co., Ltd. 51,228
6,041 De La Rue plc* 7,315
3,731 Derichebourg SA 16,894
2,180 Dexterra Group, Inc. 8,526
401 DO & CO AG 71,260
35,145 Downer EDI, Ltd. 108,235
1,100 Duskin Co., Ltd. 25,094
16,359 Element Fleet Management Corp. 297,665
8,382 Elis SA 182,401
300 GDI Integrated Facility Services, Inc.* 7,073
4,100 GFL Environmental, Inc. 159,696
435 GL Events SACA 7,768
800 gremz, Inc. 12,819
900 Inaba Seisakusho Co., Ltd. 10,778
2,297 Intrum AB^ 6,527
1,400 Inui Global Logistics Co., Ltd. 10,094
8,471 ISS A/S 145,243
1,800 Itoki Corp. 19,286
2,600 Japan Elevator Service Holdings Co., Ltd. 41,922
21,513 Johnson Service Group plc 42,931
1,900 Kimura Unity Co., Ltd. 20,706
3,000 Kokuyo Co., Ltd. 50,389
4,600 Kosaido Holdings Co., Ltd. 17,719
400 Kyodo Printing Co., Ltd. 9,695
2,302 Lassila & Tikanoja Oyj 21,418
3,524 Loomis AB 91,973
5,038 Mader Group, Ltd. 21,097
700 Matsuda Sangyo Co., Ltd. 12,757
5,449 Mears Group plc 25,231

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
39,904 Mitie Group plc $ 58,606
600 Mitsubishi Pencil Co., Ltd. 9,378
2,800 NAC Co., Ltd. 10,041
900 Nichiban Co., Ltd. 10,748
15,900 Nippon Parking Development Co., Ltd. 20,536
1,600 Okamura Corp. 22,487
1,100 Oyo Corp. 19,326
5,600 Park24 Co., Ltd.* 55,822
1,100 Pilot Corp. 29,343
491 Pluxee NV* 13,773
2,400 Prestige International, Inc. 10,507
22,243 Prosegur Cash SA(a) 12,416
2,200 Raksul, Inc.* 12,923
881 RB Global, Inc. 67,201
4,183 Renewi plc 35,020
11,995 Rentokil Initial plc 69,930
900 Sato Holdings Corp. 12,108
952 Sdiptech AB* 28,994
95 Seche Environnement SACA 9,847
700 Secom Co., Ltd. 41,485
9,675 Securitas AB, Class B 95,746
51,490 Serco Group plc 117,034
1,227 Societe BIC SA 72,201
15,000 Sohgo Security Services Co., Ltd. 87,573
4,757 SPIE SA 173,021
700 Studio Alice Co., Ltd. 9,280
1,300 Takara & Co., Ltd. 25,624
1,817 Takkt AG 23,200
3,880 TOPPAN Holdings, Inc. 107,409
2,000 TRE Holdings Corp. 16,156
418 Waste Connections, Inc., ADR 73,300
1,000 Waste Connections, Inc. 175,473
3,918,970
Communications Equipment (0.2%):
2,301 ADTRAN Holdings, Inc. 12,103
485 Adtran Networks SE 10,273
700 Aiphone Co., Ltd. 13,464
1,000 AudioCodes, Ltd. 10,380
700 DKK Co., Ltd. 9,213
1,700 Evertz Technologies, Ltd. 15,411
980 EVS Broadcast Equipment SA 30,399
1,021 HMS Networks AB 40,237
500 Icom, Inc. 9,526
71,424 Nokia Oyj 271,697
23,787 Nokia Oyj, ADR 89,915
10,200 Quarterhill, Inc.* 13,198
418 RTX A/S* 5,808
10,363 Spirent Communications plc 23,964
684 Telefonaktiebolaget LM Ericsson, Class A 4,281
15,906 Telefonaktiebolaget LM Ericsson, Class B 98,784
510 Vantiva SA* 58
7,500 VTech Holdings, Ltd. 56,082
714,793
Construction & Engineering (2.0%):
1,210 Ackermans & van Haaren NV 209,254
4,731 ACS Actividades de Construccion y Servicios SA* 203,900
3,353 Aecon Group, Inc. 41,621
1,375 AF Gruppen ASA 17,006
Shares Value
Common Stocks, continued
Construction & Engineering, continued
600 Asanuma Corp. $ 14,123
1,130 Ashtrom Group, Ltd.* 12,887
3,162 AtkinsRealis Group, Inc. 136,891
2,010 Badger Infrastructure Solutions, Ltd. 60,525
20,875 Balfour Beatty plc 96,438
3,000 Bird Construction, Inc. 58,820
16,800 Boustead Singapore, Ltd. 12,888
6,204 Bouygues SA 198,648
209 Burkhalter Holding AG 21,434
4,600 Chiyoda Corp.* 8,617
1,700 Chudenko Corp. 34,154
494 Cie d'Entreprises CFE 3,941
4,621 COMSYS Holdings Corp. 88,617
6,159 Costain Group plc* 6,578
500 CTI Engineering Co., Ltd. 15,964
1,000 Dai-Dan Co., Ltd. 19,203
900 Daiho Corp. 18,748
335 Deme Group NV 58,185
3,840 Eiffage SA 354,476
1,640 Elecnor SA 34,749
100 Electra, Ltd./Israel 33,328
7,737 Eltel AB*(a) 5,521
37,002 Empresas ICA SAB de CV*(b) —
5,200 EXEO Group, Inc. 51,674
1,551 Ferrovial SE* 60,073
440 Fudo Tetra Corp. 6,623
7,223 Fugro NV 173,863
200 Fukuda Corp. 7,289
4,363 Galliford Try Holdings plc 13,160
3,400 Hazama Ando Corp. 24,688
600 Hibiya Engineering, Ltd. 13,307
780 HOCHTIEF AG 88,662
783 Implenia AG, Registered Shares 28,040
5,936 INFRONEER Holdings, Inc. 48,255
5,765 Instalco AB 22,035
700 Integrated Design & Engineering Holdings Co., Ltd. 18,467
5,400 JDC Corp. 15,801
8,300 JGC Holdings Corp. 65,248
7,364 Johns Lyng Group, Ltd. 27,848
3,500 Kajima Corp. 60,749
3,000 Kandenko Co., Ltd. 32,102
900 Kawada Technologies, Inc. 15,504
3,807 Keller Group plc 59,149
19,638 Kier Group plc 32,813
3,800 Kinden Corp. 75,837
16,720 Koninklijke BAM Groep NV* 70,197
2,013 Koninklijke Heijmans NV* 40,991
1,600 Kumagai Gumi Co., Ltd. 36,604
1,735 Kvutzat Acro, Ltd. 15,397
800 Kyudenko Corp. 29,361
1,447 Lycopodium, Ltd. 12,320
7,887 Maas Group Holdings, Ltd. 22,247
5,316 Maire SpA 44,219
31,500 MECOM Power and Construction, Ltd.* 705
1,700 Meisei Industrial Co., Ltd. 13,694
3,300 MIRAIT ONE Corp. 43,053
700 Mitsubishi Kakoki Kaisha, Ltd. 18,779
900 Miyaji Engineering Group, Inc. 27,329
3,871 Monadelphous Group, Ltd.* 32,972

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,573 Morgan Sindall Group plc $ 50,447
6,701 Mota-Engil SGPS SA 24,585
4,687 NCC AB, Class B 60,954
1,000 Nichireki Co., Ltd. 15,488
1,600 Nippon Densetsu Kogyo Co., Ltd. 19,614
2,300 Nippon Road Co., Ltd. (The) 25,931
20,879 NRW Holdings, Ltd. 42,836
9,800 Obayashi Corp. 116,986
41,702 Obrascon Huarte Lain SA* 15,844
1,800 Okumura Corp. 56,253
8,600 Oriental Shiraishi Corp. 19,334
3,037 OX2 AB* 17,076
9,643 Peab AB, Class B 60,415
12,800 Penta-Ocean Construction Co., Ltd. 52,772
1,053 Per Aarsleff Holding A/S 57,650
999 Porr AG 14,939
1,500 Raito Kogyo Co., Ltd. 19,593
1,700 Raiznext Corp. 19,604
4,373 Renew Holdings plc 58,698
19,938 Sacyr SA* 70,039
490 Salcef Group SpA 13,408
1,900 Sanki Engineering Co., Ltd. 25,223
1,700 Seikitokyu Kogyo Co., Ltd. 18,560
40,165 Service Stream, Ltd. 34,226
16,220 Severfield plc 15,547
3,211 Shapir Engineering and Industry, Ltd.* 16,257
14,428 Shikun & Binui, Ltd.* 26,772
13,500 Shimizu Corp. 76,058
1,500 Shinnihon Corp. 15,226
1,100 SHO-BOND Holdings Co., Ltd. 39,447
6,342 Skanska AB, Class B 114,482
14,496 Southern Cross Electrical Engineering, Ltd.* 16,722
1,244 Stantec, Inc., ADR 103,936
1,361 Stantec, Inc. 113,952
67 Strabag SE 2,759
267 Strabag SE, Class BR 11,119
900 Subaru Enterprise Co., Ltd. 15,481
600 Sumitomo Densetsu Co., Ltd. 13,674
6,980 Sumitomo Mitsui Construction Co., Ltd. 17,381
3,746 Sweco AB, Class B 51,532
700 Taihei Dengyo Kaisha, Ltd. 23,202
800 Taikisha, Ltd. 26,413
1,500 Taisei Corp. 55,605
1,400 Takamatsu Construction Group Co., Ltd. 27,038
400 Tekken Corp. 6,520
7,300 Tess Holdings Co., Ltd. 19,760
3,600 Toa Corp. 22,709
4,000 TOA ROAD Corp. 32,658
1,630 Tobishima Corp. 15,270
8,600 Toda Corp. 56,423
400 Toenec Corp. 14,927
1,000 Tokyo Energy & Systems, Inc. 8,645
5,100 Tokyu Construction Co., Ltd. 24,445
1,100 Totetsu Kogyo Co., Ltd. 21,811
4,300 Toyo Construction Co., Ltd. 38,365
2,100 Toyo Engineering Corp. 11,508
6,066 Veidekke ASA 64,938
37,183 Ventia Services Group Pty, Ltd. 94,497
7,347 Vinci SA 772,759
Shares Value
Common Stocks, continued
Construction & Engineering, continued
900 Wakachiku Construction Co., Ltd. $ 19,029
5,115 Webuild SpA 11,179
14,122 Worley, Ltd. 140,539
1,741 WSP Global, Inc. 271,135
1,700 Yahagi Construction Co., Ltd. 17,721
2,400 Yokogawa Bridge Holdings Corp. 40,336
500 Yondenko Corp. 11,740
1,200 Yurtec Corp. 11,192
6,536,755
Construction Materials (0.9%):
13,883 Adbri, Ltd.* 29,535
1,800 Asia Pile Holdings Corp. 11,092
9,272 Breedon Group plc 45,172
4,182 Brickworks, Ltd. 72,963
2,018 Buzzi SpA 81,422
2,105 Cementir Holding NV 21,074
6,726 CRH plc, ADR 504,316
5,942 CRH plc 440,479
15,999 CSR, Ltd. 96,027
11,841 Forterra plc(a) 23,721
1,160 H+H International A/S, Class B* 16,696
2,861 Heidelberg Materials AG 296,425
6,783 Holcim AG 601,710
19,485 Ibstock plc(a) 38,161
1,646 Imerys SA 59,148
6,688 James Hardie Industries plc, CDI* 212,373
1,600 Krosaki Harima Corp. 27,874
1,200 Maeda Kosen Co., Ltd. 12,644
8,852 Marshalls plc 32,687
2,500 Nippon Concrete Industries Co., Ltd. 5,850
666 RHI Magnesita NV 29,192
2,500 Shinagawa Refractories Co., Ltd. 30,974
22,814 SigmaRoc plc* 19,156
1,500 Sumitomo Osaka Cement Co., Ltd. 36,716
5,000 Taiheiyo Cement Corp. 125,887
1,300 TYK Corp. 3,604
1,000 Vertex Corp. 12,413
998 Vicat SACA 35,784
3,209 Wienerberger AG 106,252
900 Yotai Refractories Co., Ltd. 10,175
3,039,522
Consumer Finance (0.3%):
23,800 Acom Co., Ltd. 60,708
6,900 AEON Financial Service Co., Ltd. 56,667
7,800 Aiful Corp. 18,499
8,198 Axactor ASA* 3,157
21,927 B2 Impact ASA 16,894
1,697 Cembra Money Bank AG 144,862
3,533 Credit Corp. Group, Ltd. 35,075
6,200 Credit Saison Co., Ltd. 129,087
18,226 FleetPartners Group, Ltd.* 43,490
18,292 Funding Circle Holdings plc*(a) 22,282
800 goeasy, Ltd.*^ 115,283
2,616 H&T Group plc 12,366
5,740 Hoist Finance AB*(a) 29,134
17,800 Hong Leong Finance, Ltd. 31,357
14,415 International Personal Finance plc 23,132
8,929 Isracard, Ltd. 29,807

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Finance, continued
5,602 J Trust Co., Ltd. $ 14,216
900 Jaccs Co., Ltd. 26,045
6,200 Marui Group Co., Ltd. 87,613
1,520 Orient Corp. 9,757
213,600 Oshidori International Holdings, Ltd.* 3,336
2,100 Premium Group Co., Ltd. 28,331
1,400 Propel Holdings, Inc. 25,044
4,452 Resurs Holding AB(a) 9,620
10,234 Solvar, Ltd.* 7,775
38,000 Sun Hung Kai & Co., Ltd. 11,763
10,046 Vanquis Banking Group plc 6,361
26,675 Zip Co., Ltd.* 25,737
1,027,398
Consumer Staples Distribution & Retail (2.0%):
702 Acomo NV 12,922
7,400 Aeon Co., Ltd. 158,445
3,600 Aeon Hokkaido Corp. 20,342
1,600 Ain Holdings, Inc. 59,614
7,372 Alimentation Couche-Tard, Inc. 413,735
1,800 Arcs Co., Ltd. 32,558
2,342 Axfood AB 61,571
3,200 Axial Retailing, Inc. 20,343
600 Belc Co., Ltd. 28,405
17,074 Carrefour SA 241,225
1,100 Cawachi, Ltd. 20,141
23,349 Coles Group, Ltd. 265,152
2,403 Colruyt Group NV 114,723
800 Cosmos Pharmaceutical Corp. 64,516
1,300 Create SD Holdings Co., Ltd. 29,190
500 Daikokutenbussan Co., Ltd. 26,547
12,300 DFI Retail Group Holdings, Ltd. 23,305
439 DocMorris AG* 26,025
7,051 Empire Co., Ltd. 180,257
28,629 Endeavour Group, Ltd. 96,092
900 Fuji Co., Ltd./Ehime 11,295
1,000 G-7 Holdings, Inc. 10,279
1,000 Genky DrugStores Co., Ltd. 17,915
993 George Weston, Ltd. 142,856
12,090 GrainCorp, Ltd., Class A 71,493
4,200 H2O Retailing Corp. 62,286
500 Halows Co., Ltd. 13,889
1,600 Heiwado Co., Ltd. 24,029
519 HelloFresh SE* 2,515
10,000 Hong Kong Technology Venture Co., Ltd.* 2,177
200 Itochu-Shokuhin Co., Ltd. 8,796
57,232 J Sainsbury plc 184,611
3,770 Jeronimo Martins SGPS SA 73,609
600 JM Holdings Co., Ltd. 10,867
1,000 Kansai Food Market, Ltd. 15,388
1,400 Kato Sangyo Co., Ltd. 37,468
3,850 Kesko Oyj, Class A 69,498
13,752 Kesko Oyj, Class B 240,842
2,324 Kitwave Group plc 9,929
3,100 Kobe Bussan Co., Ltd. 68,990
20,773 Koninklijke Ahold Delhaize NV 613,042
1,400 Lacto Japan Co., Ltd. 24,199
1,700 Life Corp. 41,724
1,299 Loblaw Cos., Ltd. 150,706
215 M Yochananof & Sons, Ltd. 9,942
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
97,500 Marks & Spencer Group plc $ 351,078
2,340 MatsukiyoCocokara & Co. 33,696
600 Maxvalu Tokai Co., Ltd. 11,615
45,142 Metcash, Ltd.* 106,537
4,561 METRO AG 20,699
3,317 Metro, Inc. 183,782
600 Ministop Co., Ltd. 6,336
900 Mitsubishi Shokuhin Co., Ltd. 30,612
1,200 Nihon Chouzai Co., Ltd. 11,168
2,100 Nishimoto Co., Ltd. 18,392
3,201 North West Co., Inc. (The) 96,973
17,927 Ocado Group plc* 65,550
1,100 Oisix ra daichi, Inc.* 8,536
3,500 Okuwa Co., Ltd. 20,018
10,925 Olam Group, Ltd. 9,268
1,275 Orsero SpA 17,208
1,200 Qol Holdings Co., Ltd. 11,159
337 Rami Levy Chain Stores Hashikma Marketing 2006,
Ltd. 17,700
1,000 Retail Partners Co., Ltd. 10,837
1,000 San-A Co., Ltd. 31,446
51,300 Seven & i Holdings Co., Ltd. 624,886
28,900 Sheng Siong Group, Ltd. 31,745
800 Shoei Foods Corp. 23,304
4,880 Shufersal, Ltd. 31,893
1,454 Sligro Food Group NV 20,111
38,447 Sonae SGPS SA 36,016
4,400 Sugi Holdings Co., Ltd. 60,641
3,000 Sundrug Co., Ltd. 75,444
128,784 Tesco plc 498,507
1,700 Tsuruha Holdings, Inc. 96,858
2,100 United Super Markets Holdings, Inc. 11,431
2,200 Valor Holdings Co., Ltd. 33,665
1,400 Watahan & Co., Ltd. 15,539
4,000 Welcia Holdings Co., Ltd. 49,894
6,780 Woolworths Group, Ltd. 152,732
800 YAKUODO Holdings Co., Ltd. 14,302
700 Yamatane Corp. 12,609
700 Yaoko Co., Ltd. 42,343
2,800 Yokorei Co., Ltd. 18,297
6,726,280
Containers & Packaging (0.7%):
8,133 Billerud Aktiebolag 75,067
4,231 Cascades, Inc. 27,930
5,183 CCL Industries, Inc. 272,582
2,123 Corticeira Amorim SGPS SA 20,480
55,285 DS Smith plc 292,671
3,926 Elopak ASA 13,296
2,100 FP Corp. 31,528
1,900 Fuji Seal International, Inc. 29,173
1,000 Hokkan Holdings, Ltd. 11,223
3,758 Huhtamaki Oyj 150,627
282 Mayr Melnhof Karton AG 33,839
6,689 Metsa Board Oyj 52,463
47,019 Orora, Ltd. 61,518
500 Pack Corp. (The) 11,810
168 Perlen Industrieholding AG* 3,787
11,200 Rengo Co., Ltd. 72,788
7,692 SIG Group AG 140,969

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Containers & Packaging, continued
12,871 Smurfit Kappa Group plc $ 572,129
500 Taisei Lamick Co., Ltd. 8,778
600 Tomoku Co., Ltd. 10,734
3,900 Toyo Seikan Group Holdings, Ltd. 61,303
3,570 Transcontinental, Inc., Class A 39,461
4,004 Verallia SA(a) 145,664
750 Vetropack Holding AG 27,044
699 Vidrala SA 78,611
1,600 Winpak, Ltd. 52,226
840 Zignago Vetro SpA 10,640
2,308,341
Distributors (0.1%):
1,200 Arata Corp. 26,311
13,299 Bapcor, Ltd. 45,793
1,000 Central Automotive Products, Ltd. 33,270
147 D'ieteren Group 31,075
1,000 Doshisha Co., Ltd. 14,746
1,400 GSI Creos Corp. 19,885
600 Happinet Corp. 12,468
4,313 Headlam Group plc 7,470
20,122 Inchcape plc 189,353
500 Media Do Co., Ltd. 4,688
1,000 PALTAC Corp. 27,200
85 Tadiran Group, Ltd. 4,435
416,694
Diversified Consumer Services (0.1%):
3,986 AcadeMedia AB(a) 19,447
900 Aucnet, Inc.^ 15,422
3,907 Auction Technology Group plc* 24,608
33,000 EC Healthcare 5,095
44,648 G8 Education, Ltd. 35,277
1,700 IBJ, Inc. 6,330
3,637 IDP Education, Ltd.^ 36,648
3,200 JP-Holdings, Inc. 10,924
1,200 LITALICO, Inc. 13,076
17,243 ME GROUP INTERNATIONAL plc 37,321
1,700 Park Lawn Corp.* 32,325
12,414 Pearson plc 154,900
2,872 Pearson plc, ADR 35,843
25,000 Perfect Medical Health Management, Ltd. 8,117
600 PIA Corp.* 11,649
900 QB Net Holdings Co., Ltd. 6,293
931 Riso Kyoiku Co., Ltd. 1,412
1,600 San Holdings, Inc. 11,781
466,468
Diversified Telecommunication Services (2.1%):
9,620 Aussie Broadband, Ltd.* 22,126
1,200 BCE, Inc. 38,871
492 BCE, Inc., ADR 15,926
28,186 Bezeq The Israeli Telecommunication Corp., Ltd. 31,636
202,666 BT Group plc 359,724
4,026 Cellnex Telecom SA(a) 130,643
9,678 Chorus, Ltd. 45,318
90,000 CITIC Telecom International Holdings, Ltd. 30,163
400 Cogeco, Inc. 14,095
76,574 Deutsche Telekom AG 1,926,018
3,228 Elisa Oyj 147,984
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
1,192 Eurotelesites AG* $ 4,672
2,209 Gamma Communications plc 39,287
24,829 Helios Towers plc* 36,492
27,500 HKBN, Ltd. 8,648
122,295 HKT Trust & HKT, Ltd. 137,152
3,276 Infrastrutture Wireless Italiane SpA(a) 34,258
2,700 Internet Initiative Japan, Inc. 39,859
137,672 Koninklijke KPN NV 527,513
41,300 NETLINK NBN TRUST 25,290
166,400 Nippon Telegraph & Telephone Corp. 157,292
8,252 NOS SGPS SA 29,198
77,843 Orange SA 779,379
628 Ovzon AB* 1,124
205,202 PCCW, Ltd. 102,751
6,976 Proximus SADP 55,469
8,426 Quebecor, Inc., Class B 177,834
4,571 RAI Way SpA(a) 23,983
22,500 Singapore Telecommunications, Ltd. 45,514
20,077 Spark New Zealand, Ltd. 50,860
12,209 Superloop, Ltd.* 13,092
651 Swisscom AG, Registered Shares 366,451
144,076 Telecom Italia SpA, Savings Share* 37,464
263,060 Telecom Italia SpA/Milano* 63,100
170,155 Telefonica SA 720,680
4,768 Telekom Austria AG 47,583
3,510 Telenor ASA 39,978
86,354 Telia Co. AB 231,367
46,935 Telstra Group, Ltd. 113,072
680 TELUS Corp. 10,295
9,600 TPG Telecom, Ltd. 29,232
7,091 Tuas, Ltd.* 20,843
900 U-Next Holdings Co., Ltd. 25,288
5,747 United Internet AG 123,789
1,900 Vision, Inc. 14,597
6,895,910
Electric Utilities (1.2%):
346 Acciona SA 41,037
670 BKW AG 106,869
7,800 Chubu Electric Power Co., Inc. 92,453
6,700 Chugoku Electric Power Co., Inc. (The) 43,794
7,000 CK Infrastructure Holdings, Ltd. 39,522
11,564 CLP Holdings, Ltd. 93,518
12,788 Contact Energy, Ltd. 70,087
43,380 EDP - Energias de Portugal SA 162,505
557 Elia Group SA/NV 52,148
3,812 Elmera Group ASA(a) 11,539
3,300 Emera, Inc. 110,129
6,024 Endesa SA^ 113,097
102,103 Enel SpA 712,122
2,354 EVN AG 75,105
1,708 Fortis, Inc., ADR 66,339
4,316 Fortis, Inc. 167,762
17,930 Fortum Oyj 261,571
25,417 Genesis Energy, Ltd. 33,890
64,500 HK Electric Investments & HK Electric Investments,
Ltd. 40,875
4,600 Hokkaido Electric Power Co., Inc. 34,230
3,500 Hokuriku Electric Power Co. 22,217
4,000 Hydro One, Ltd.(a) 116,529

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
14
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electric Utilities, continued
21,783 Iberdrola SA $ 282,541
7,900 Kansai Electric Power Co., Inc. (The) 133,077
2,800 Kyushu Electric Power Co., Inc. 28,785
3,464 Manawa Energy, Ltd. 8,689
8,182 Mercury NZ, Ltd. 32,787
240 Naturenergie Holding AG 10,207
1,800 Okinawa Electric Power Co., Inc. (The) 12,501
20,606 Origin Energy, Ltd. 148,886
744 Orsted AS*(a) 39,392
8,000 Power Assets Holdings, Ltd. 43,067
9,272 Redeia Corp. SA^ 161,873
451 Romande Energie Holding SA, Registered Shares 28,316
5,900 Shikoku Electric Power Co., Inc. 50,775
5,683 SSE plc* 128,156
16,364 Terna - Rete Elettrica Nazionale 126,454
6,400 Tohoku Electric Power Co., Inc. 57,633
11,000 Tokyo Electric Power Co. Holdings, Inc.* 58,886
1,106 Verbund AG 87,219
3,906,582
Electrical Equipment (1.1%):
6,400 ABB, Ltd., Registered Shares 354,351
3,980 Accelleron Industries AG 155,899
138 Alfen N.V.*(a) 2,544
3,425 AQ Group AB* 46,995
6,056 Ballard Power Systems, Inc.*^ 13,680
38 Carlo Gavazzi Holding AG, Registered Shares* 11,673
316 Cavendish Hydrogen ASA*^ 814
463 Cembre SpA 19,154
600 Chiyoda Integre Co., Ltd. 11,805
1,500 Cosel Co., Ltd. 11,712
1,300 Denyo Co., Ltd. 23,662
947 DiscoverIE Group plc 8,038
299 Energiekontor AG 20,043
5,261 Fagerhult Group AB 34,160
2,700 Fuji Electric Co., Ltd. 154,564
3,500 Fujikura, Ltd. 69,600
3,400 Furukawa Electric Co., Ltd. 86,593
1,200 Futaba Corp. 4,902
485 GARO AB 1,221
3,900 GS Yuasa Corp. 77,611
3,993 Hexatronic Group AB* 19,302
400 Hirakawa Hewtech Corp. 3,652
766 Huber + Suhner AG, Registered Shares 65,291
1,600 Idec Corp./Japan 29,469
1,851 Legrand SA 184,433
4,700 Mabuchi Motor Co., Ltd. 69,681
1,460 Mersen SA 49,672
800 Mirai Industry Co., Ltd. 19,851
6,100 Mitsubishi Electric Corp. 97,526
15,831 NEL ASA*^ 8,203
1,005 Nexans SA 110,669
1,400 NIDEC Corp. 63,286
500 Nippon Carbon Co., Ltd. 16,147
1,500 Nitto Kogyo Corp. 32,599
3,107 NKT A/S* 270,753
38 Phoenix Mecano AG, Registered Shares 20,177
995 PNE AG^ 14,468
1,368 Prysmian SpA 84,269
400 Sanyo Denki Co., Ltd. 18,171
Shares Value
Common Stocks, continued
Electrical Equipment, continued
2,088 Schneider Electric SE $ 498,135
1,000 SEC Carbon, Ltd. 15,885
2,150 SGL Carbon SE* 14,595
5,276 Siemens Energy AG* 137,314
7,140 Signify NV(a) 178,032
1,000 Sinfonia Technology Co., Ltd. 21,317
1,500 SWCC Corp. 46,169
900 Takaoka Toko Co., Ltd. 11,333
1,055 Tera Light, Ltd.* 1,598
921 TKH Group NV 40,144
3,900 Ushio, Inc. 50,608
7,636 Vestas Wind Systems A/S* 176,249
4,251 Volex plc* 17,317
2,117 Zumtobel Group AG 14,055
3,509,391
Electronic Equipment, Instruments & Components (1.6%):
2,100 A&D HOLON Holdings Co., Ltd. 38,883
600 Ai Holdings Corp. 8,886
800 Aichi Tokei Denki Co., Ltd. 11,365
5,560 Alps Alpine Co., Ltd. 53,262
280 ALSO Holding AG, Registered Shares 86,326
2,700 Amano Corp. 69,950
619 Arad, Ltd. 7,380
1,200 Arisawa Manufacturing Co., Ltd. 12,160
883 AT&S Austria Technologie & Systemtechnik AG 20,335
1,617 Audinate Group, Ltd.* 16,984
3,200 Azbil Corp. 89,345
868 Barco NV 9,621
675 Basler AG* 7,670
900 Canon Electronics, Inc. 12,690
2,000 Canon Marketing Japan, Inc. 55,733
5,404 Celestica, Inc.* 309,489
157 Cicor Technologies, Ltd., Registered Shares* 9,193
5,800 Citizen Watch Co., Ltd. 38,753
3,400 CMK Corp. 12,663
5,645 Codan, Ltd. 45,248
167 Comet Holding AG, Class R 66,866
10,000 Cowell e Holdings, Inc.* 31,345
500 Daitron Co., Ltd. 9,049
3,500 Daiwabo Holdings Co., Ltd. 62,930
1,500 Dexerials Corp. 69,999
4,918 Dicker Data, Ltd.* 31,564
17,772 Dustin Group AB*(a) 19,759
1,100 Elematec Corp. 13,796
500 Enplas Corp. 25,131
2,721 Esprinet SpA* 14,812
113,000 FIT Hon Teng, Ltd.*(a) 50,046
2,100 Furuno Electric Co., Ltd. 27,463
1,680 Gooch & Housego plc 10,133
400 Hagiwara Electric Holdings Co., Ltd. 9,814
500 Hakuto Co., Ltd. 16,026
3,119 Halma plc 106,169
1,300 Hamamatsu Photonics KK 35,068
1,373 Hanza AB 8,305
10,564 Hexagon AB, Class B 118,633
500 Hioki EE Corp. 21,014
900 Hirose Electric Co., Ltd. 99,677
1,200 Hochiki Corp. 16,754
1,200 Horiba, Ltd. 97,511

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,600 Hosiden Corp. $ 34,894
2,300 Ibiden Co., Ltd. 94,302
1,122 Incap Oyj* 14,255
53 Inficon Holding AG, Registered Shares 80,197
1,700 Innotech Corp. 18,781
400 I-PEX, Inc. 5,207
1,000 Iriso Electronics Co., Ltd. 18,946
1,800 Japan Aviation Electronics Industry, Ltd. 28,999
1,100 Japan Cash Machine Co., Ltd. 9,484
2,186 Jenoptik AG 63,227
700 Kaga Electronics Co., Ltd. 25,179
500 Keyence Corp. 220,615
8,845 Kitron ASA 26,199
1,200 Koa Corp. 11,579
13,400 Kyocera Corp. 154,090
3,500 Kyosan Electric Manufacturing Co., Ltd. 15,763
5,053 Lagercrantz Group AB, B Shares 82,399
527 Landis+Gyr Group AG 42,424
19 LEM Holding SA, Registered Shares 30,241
1,212 LPKF Laser & Electronics SE* 10,454
2,000 Macnica Holdings, Inc. 84,460
2,300 Marubun Corp. 17,952
200 Maruwa Co., Ltd. 48,092
1,900 Maxell, Ltd. 21,131
900 Meiko Electronics Co., Ltd. 40,074
2,414 Midwich Group plc 11,749
19,000 Murata Manufacturing Co., Ltd. 394,430
978 Mycronic AB 37,698
1,821 NCAB Group AB 14,209
267 Nedap NV 17,378
2,656 Next Vision Stabilized Systems, Ltd. 37,942
2,800 Nichicon Corp. 20,869
2,200 Nihon Dempa Kogyo Co., Ltd. 19,776
600 Nippon Chemi-Con Corp.* 6,127
2,900 Nippon Electric Glass Co., Ltd. 66,190
3,400 Nippon Signal Company, Ltd. 22,321
1,800 Nissha Co., Ltd. 22,889
600 Nohmi Bosai, Ltd. 9,091
685 Note AB* 9,297
21,631 Novonix, Ltd.*^ 10,140
3,600 Oki Electric Industry Co., Ltd. 22,825
2,400 Omron Corp. 82,847
1,200 Optex Group Co., Ltd. 12,665
3,000 Osaki Electric Co., Ltd. 13,119
1,467 Oxford Instruments plc 45,842
14,000 PAX Global Technology, Ltd. 10,504
4,407 Pricer AB, Class B* 5,618
510 Priortech, Ltd.* 30,386
324 Renishaw plc 15,081
1,100 Restar Corp. 21,916
1,200 Riken Keiki Co., Ltd. 31,616
1,400 RYODEN Corp. 24,144
400 Santec Holdings Corp. 21,704
1,100 Satori Electric Co., Ltd. 13,835
221 Sesa SpA 27,334
800 Shibaura Electronics Co., Ltd. 16,064
3,300 Shimadzu Corp. 82,869
1,200 Shinko Shoji Co., Ltd. 7,039
2,000 Siix Corp. 16,026
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,256 Softwareone Holding AG $ 61,315
1,453 Spectris plc 51,090
6,120 Strix Group plc 6,461
2,000 Sumida Corp. 14,233
1,200 Sun-Wa Technos Corp. 17,098
700 Suzuden Corp. 8,631
700 Tachibana Eletech Co., Ltd. 13,360
3,700 Taiyo Yuden Co., Ltd. 93,555
2,500 Tamura Corp. 11,135
4,300 TDK Corp. 262,808
245 Telsys, Ltd. 10,800
1,200 Tokyo Electron Device, Ltd. 32,235
4,300 Topcon Corp. 48,052
1,300 Toyo Corp. 14,071
1,100 Tsuzuki Denki Co., Ltd. 17,016
7,103 TT Electronics plc 13,093
1,400 V Technology Co., Ltd. 26,761
1,112 Vaisala Oyj, A Shares 47,827
4,200 Venture Corp., Ltd. 44,055
44,000 VSTECS Holdings, Ltd. 24,962
1,100 Yashima Denki Co., Ltd. 12,272
4,400 Yokogawa Electric Corp. 106,974
1,100 Yokowo Co., Ltd. 14,391
5,230,479
Energy Equipment & Services (0.4%):
7,314 Akastor ASA* 10,886
6,540 Aker Solutions ASA 27,076
6,535 Borr Drilling, Ltd. 42,151
2,991 BW Offshore, Ltd. 8,619
3,100 Calfrac Well Services, Ltd.* 9,632
5,874 CES Energy Solutions Corp. 33,065
6,058 Enerflex, Ltd. 32,684
8,606 Ensign Energy Services, Inc.* 14,344
106,730 Ezion Holdings, Ltd.*(b) —
6,704 Hunting plc 35,080
13,327 John Wood Group plc* 34,764
3,100 Mattr Corp.* 37,892
15,579 MMA Offshore, Ltd.* 26,810
1,000 Modec, Inc. 18,143
145 Noble Corp. plc 6,513
1,442 North American Construction Group, Ltd. 27,809
7,269 Odfjell Drilling, Ltd. 39,565
1,211 Odfjell Technology, Ltd. 6,903
4,150 Pason Systems, Inc. 55,914
21,614 PGS ASA* 18,096
1,600 PHX Energy Services Corp. 10,609
518 Precision Drilling Corp.* 36,429
24,038 Saipem SpA* 61,766
8,031 SBM Offshore NV 122,826
174 Schoeller-Bleckmann Oilfield Equipment AG 7,031
7,582 Secure Energy Services, Inc. 67,123
10,677 Shelf Drilling, Ltd.*^(a) 22,758
3,678 Subsea 7 SA 68,997
6,700 Technip Energies NV 149,709
2,437 Tecnicas Reunidas SA* 33,048
6,173 Tenaris SA 94,565
1,084 Tenaris SA, ADR 33,084
2,965 TGS ASA 35,591
2,300 Total Energy Services, Inc. 16,243

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
16
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
400 Toyo Kanetsu KK $ 9,791
13,311 Trican Well Service, Ltd. 46,903
9,229 Vallourec SACA* 144,472
29,491 Viridien* 14,934
1,461,825
Entertainment (0.5%):
800 Akatsuki, Inc. 13,208
1,100 Amuse, Inc. 11,160
2,600 Avex, Inc. 22,064
13,015 Bollore SE 76,151
2,427 Borussia Dortmund GmbH & Co. KGaA* 9,173
5,200 Capcom Co., Ltd. 98,363
4,900 COLOPL, Inc. 19,963
1,986 CTS Eventim AG & Co. KGaA 165,737
3,900 Daiichikosho Co., Ltd. 40,202
3,100 DeNA Co., Ltd. 30,864
4,217 Embracer Group AB* 9,193
5,146 EVT, Ltd. 39,649
649 G5 Entertainment AB 7,030
2,400 Gree, Inc. 7,961
2,990 GungHo Online Entertainment, Inc. 50,474
38,000 IGG, Inc.* 14,602
400 Kinepolis Group NV 14,580
3,900 Koei Tecmo Holdings Co., Ltd. 33,575
1,000 Konami Group Corp. 72,507
2,000 MIXI, Inc. 37,751
3,270 Modern Times Group MTG AB, Class B* 26,382
2,500 Nexon Co., Ltd. 46,436
8,500 Nintendo Co., Ltd. 454,219
1,000 Square Enix Holdings Co., Ltd. 30,042
21,268 Stillfront Group AB* 19,854
1,700 Toei Animation Co., Ltd. 26,363
1,000 Toei Co., Ltd. 23,646
1,300 Toho Co., Ltd. 38,064
1,040 Ubisoft Entertainment SA* 22,837
6,816 Universal Music Group NV 202,021
5,570 WildBrain, Ltd.* 4,561
1,668,632
Financial Services (0.9%):
184 Adyen NV*(a) 219,344
155,801 AMP, Ltd. 113,303
9,449 Australian Finance Group, Ltd. 8,691
1,684 Banca IFIS SpA 35,131
4,743 Banca Mediolanum SpA 52,524
6,389 BFF Bank SpA(a) 60,851
5,498 Burford Capital, Ltd. 70,893
22,106 Challenger, Ltd.* 103,244
6,016 Deutsche Pfandbriefbank AG*(a) 32,636
2,280 doValue SpA*(a) 4,851
5,800 ECN Capital Corp. 7,081
1,937 Edenred SE 81,719
800 eGuarantee, Inc. 7,230
5,345 EML Payments, Ltd.* 3,306
1,164 Eurazeo SE 93,140
1,900 Financial Partners Group Co., Ltd. 26,553
2,400 Firm Capital Mortgage Investment Corp. 19,124
900 First National Financial Corp. 23,416
1,000 Fuyo General Lease Co., Ltd. 76,733
Shares Value
Common Stocks, continued
Financial Services, continued
200 GMO Financial Gate, Inc. $ 8,315
1,200 GMO Payment Gateway, Inc. 66,502
1,440 GRENKE AG 31,840
20,600 G-Resources Group, Ltd.* 6,806
685 HAL Trust 82,863
16,190 Helia Group, Ltd. 41,761
757 Illimity Bank SpA 3,881
1,600 Japan Investment Adviser Co., Ltd. 16,187
4,200 Japan Securities Finance Co., Ltd. 41,857
97,326 M&G plc 251,121
36,320 Mitsubishi HC Capital, Inc. 240,401
538 Mivtach Shamir Holdings, Ltd. 19,523
8,000 Mizuho Leasing Co., Ltd. 56,035
915 Mortgage Advice Bureau Holdings, Ltd. 9,458
900 NEC Capital Solutions, Ltd. 23,192
14,213 Nexi SpA*(a) 86,609
1,200 Nuvei Corp.(a) 38,871
16,085 OFX Group, Ltd.* 23,708
7,289 Omni Bridgeway, Ltd.* 5,412
14,500 ORIX Corp. 321,728
17,777 OSB Group plc 96,455
12,583 Paragon Banking Group plc 116,853
2,696 PayPoint plc 21,677
10,548 Pepper Money, Ltd. 10,267
4,132 Plus500, Ltd. 118,396
1,100 Ricoh Leasing Co., Ltd. 36,447
543 SBI ARUHI Corp. 3,093
3 Schweizerische Nationalbank, Registered Shares* 13,125
3,600 Timbercreek Financial Corp. 18,843
6,500 Tokyo Century Corp. 61,042
3,266 Wise plc, Class A* 28,091
5,213 Worldline SA*(a) 56,457
2,300 Zenkoku Hosho Co., Ltd. 84,845
3,081,431
Food Products (2.4%):
7,127 a2 Milk Co., Ltd. (The)* 30,812
1,441 AAK AB 42,142
364 Agrana Beteiligungs AG 5,404
4,000 Ajinomoto Co., Inc. 140,813
42,791 Aryzta AG* 75,924
4,701 Associated British Foods plc 146,266
772 Atria Oyj 7,902
3,971 Austevoll Seafood ASA 30,706
9,834 Australian Agricultural Co., Ltd.* 9,531
556 Bakkafrost P/F 28,137
70 Barry Callebaut AG, Registered Shares 114,096
16,827 Bega Cheese, Ltd.* 47,665
125 Bell Food Group AG 36,058
854 Bonduelle SCA 5,570
3,100 Calbee, Inc. 59,423
1 Chocoladefabriken Lindt & Spruengli AG 115,388
800 Chubu Shiryo Co., Ltd. 8,055
12,278 Cloetta AB, B Shares 23,873
1,383 Cranswick plc 77,695
6,927 Danone SA 422,697
17,600 Delfi, Ltd. 11,217
1,000 DyDo Group Holdings, Inc.^ 16,663
2,372 Ebro Foods SA 39,494
8,935 Elders, Ltd.* 48,600

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
95 Emmi AG, Registered Shares $ 93,901
2,800 Ezaki Glico Co., Ltd. 72,812
1,600 Feed One Co., Ltd. 9,507
108,669 First Pacific Co., Ltd. 50,506
27,100 First Resources, Ltd. 27,586
5,564 Fonterra Co-operative Group, Ltd. 13,821
10,200 Food Empire Holdings, Ltd. 7,527
1,616 ForFarmers NV 4,663
9,500 Fraser and Neave, Ltd. 7,278
3,200 Fuji Oil Holdings, Inc. 55,823
1,600 Fujicco Co., Ltd. 18,489
700 Fujiya Co., Ltd. 11,368
8,889 Glanbia plc 172,898
289,700 Golden Agri-Resources, Ltd. 57,702
17,127 Greencore Group plc* 36,035
1,502 Grieg Seafood ASA 8,818
1,100 High Liner Foods, Inc. 10,764
3,890 Hilton Food Group plc 44,227
800 Hokuto Corp. 9,445
4,100 House Foods Group, Inc. 72,478
700 Imuraya Group Co., Ltd. 10,723
15,498 Inghams Group, Ltd. 37,401
940 Itoham Yonekyu Holdings, Inc. 25,128
600 Iwatsuka Confectionery Co., Ltd. 9,707
1,642 JDE Peet's NV 32,686
600 J-Oil Mills, Inc. 7,443
1,300 Kagome Co., Ltd. 26,501
800 Kakiyasu Honten Co., Ltd. 12,839
400 Kameda Seika Co., Ltd. 10,540
700 Kenko Mayonnaise Co., Ltd. 8,782
989 Kerry Group plc, Class A 80,029
2,900 Kewpie Corp. 57,743
9,100 Kikkoman Corp. 105,861
5,400 Kotobuki Spirits Co., Ltd. 62,561
363 KWS Saat SE & Co. KGaA 23,181
500 Kyokuyo Co., Ltd. 12,716
147 Lassonde Industries, Inc., Class A 16,594
7,030 Leroy Seafood Group ASA 28,491
17 Lotus Bakeries NV 175,202
1,766 Maple Leaf Foods, Inc.* 29,590
1,200 Marudai Food Co., Ltd. 12,956
2,100 Maruha Nichiro Corp. 41,262
3,000 Megmilk Snow Brand Co., Ltd. 48,519
4,500 MEIJI Holdings Co., Ltd. 97,038
800 Mitsui DM Sugar Holdings Co., Ltd. 16,856
3,900 Morinaga & Co., Ltd. 60,366
3,300 Morinaga Milk Industry Co., Ltd. 69,092
2,628 Mowi ASA 43,658
27,146 Nestle SA, Registered Shares 2,771,459
389 Neto Malinda Trading, Ltd.* 6,003
3,100 NH Foods, Ltd. 92,656
4,200 Nichirei Corp. 92,192
3,300 Nippn Corp. 47,824
800 Nippon Beet Sugar Manufacturing Co., Ltd. 11,556
1,200 Nisshin Oillio Group, Ltd. (The) 36,152
7,500 Nisshin Seifun Group, Inc. 86,020
10,000 Nissin Foods Co., Ltd. 6,214
900 Nissin Foods Holdings Co., Ltd. 22,836
13,400 Nissui Corp. 71,900
Shares Value
Common Stocks, continued
Food Products, continued
326 Orior AG $ 20,222
4,786 Orkla ASA 38,773
42,003 Premier Foods plc 84,082
1,180 Premium Brands Holdings Corp. 81,286
1,300 Prima Meat Packers, Ltd. 19,241
8,255 Raisio Oyj 16,861
11,830 Ridley Corp., Ltd. 16,778
1,300 Riken Vitamin Co., Ltd. 22,368
4,400 Rogers Sugar, Inc. 17,949
1,300 Rokko Butter Co., Ltd. 12,565
600 S Foods, Inc. 10,875
400 S&B Foods, Inc. 11,298
1,500 Sakata Seed Corp. 32,170
482 Salmar ASA 25,302
2,346 Sanford, Ltd. 5,731
601 Saputo, Inc. 13,497
127 Savencia SA 6,936
3,496 Scales Corp., Ltd. 7,664
3,767 Scandi Standard AB 27,544
476 Schouw & Co. A/S 37,376
2,919 Select Harvests, Ltd.* 7,650
800 Showa Sangyo Co., Ltd. 15,637
306 Sipef NV 18,016
185 Societe LDC SADIR 27,187
600 Starzen Co., Ltd. 11,254
847 Strauss Group, Ltd. 12,474
2,588 Suedzucker AG 37,742
2,839 Synlait Milk, Ltd.* 391
3,950 Tate & Lyle plc 29,868
300 Toyo Suisan Kaisha, Ltd. 17,817
580 UIE plc 19,160
1,619 Viscofan SA 106,603
18,000 Vitasoy International Holdings, Ltd. 13,571
400 Warabeya Nichiyo Holdings Co., Ltd.^ 5,697
800 Wellneo Sugar Co., Ltd. 11,748
180,415 WH Group, Ltd.(a) 118,701
37,000 Wilmar International, Ltd. 84,365
1,600 Yakult Honsha Co., Ltd. 28,614
1,300 Yamazaki Baking Co., Ltd. 26,741
7,839,810
Gas Utilities (0.4%):
10,884 AltaGas, Ltd. 245,942
7,730 APA Group* 41,060
6,095 Ascopiave SpA 14,873
1,037 Brookfield Infrastructure Corp., Class A 34,910
2,044 Enagas SA^ 30,398
94,850 Hong Kong & China Gas Co., Ltd. 72,119
15,087 Italgas SpA 74,334
800 K&O Energy Group, Inc. 19,088
88,854 Keppel Infrastructure Trust 30,800
1,231 Naturgy Energy Group SA 26,555
5,700 Nippon Gas Co., Ltd. 85,485
4,600 Osaka Gas Co., Ltd. 101,570
2,402 Rubis SCA 67,748
1,300 Saibu Gas Holdings Co., Ltd. 16,249
1,300 Shizuoka Gas Co., Ltd. 7,726
20,649 Snam SpA 91,168
10,704 Superior Plus Corp. 69,409
1,400 Toho Gas Co., Ltd. 34,035

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
18
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Gas Utilities, continued
3,700 Tokyo Gas Co., Ltd. $ 78,950
1,142,419
Ground Transportation (0.9%):
93,922 Aurizon Holdings, Ltd. 227,944
1,849 Canadian National Railway Co., ADR 218,422
2,900 Canadian National Railway Co. 342,725
1,100 Canadian Pacific Kansas City, Ltd. 86,639
724 Canadian Pacific Kansas City, Ltd., ADR 57,001
4,500 Central Japan Railway Co. 97,151
1,200 Chilled & Frozen Logistics Holdings Co., Ltd. 42,634
54,400 ComfortDelGro Corp., Ltd. 53,780
4,500 East Japan Railway Co. 74,639
42,929 Firstgroup plc 85,910
1,200 Fukuyama Transporting Co., Ltd. 29,618
4,900 Hankyu Hanshin Holdings, Inc. 130,144
1,100 Ichinen Holdings Co., Ltd. 11,865
206 Jungfraubahn Holding AG, Registered Shares 44,425
4,900 Keikyu Corp. 35,840
2,100 Keio Corp. 48,695
1,300 Keisei Electric Railway Co., Ltd. 41,908
4,708 Kelsian Group, Ltd. 16,097
2,500 Kintetsu Group Holdings Co., Ltd. 54,422
3,400 Kyushu Railway Co. 73,694
17,598 Lindsay Australia, Ltd.* 10,335
900 Maruzen Showa Unyu Co., Ltd. 30,706
13,705 Mobico Group plc 8,829
7,711 MTR Corp., Ltd.* 24,327
3,700 Mullen Group, Ltd. 35,542
3,800 Nagoya Railroad Co., Ltd. 41,439
2,700 Nankai Electric Railway Co., Ltd. 44,803
2,200 Nikkon Holdings Co., Ltd. 49,835
1,300 Nishi-Nippon Railroad Co., Ltd. 20,841
588 NTG Nordic Transport Group A/S* 25,590
6,500 Odakyu Electric Railway Co., Ltd. 62,864
1,000 Sakai Moving Service Co., Ltd. 15,864
700 Sanyo Electric Railway Co., Ltd. 9,307
4,200 Seibu Holdings, Inc. 57,940
4,700 Seino Holdings Co., Ltd. 63,367
628 Sixt SE 44,537
1,700 Sotetsu Holdings, Inc. 25,749
278 Stef SA 35,714
1,498 TFI International, Inc. 217,533
2,600 Tobu Railway Co., Ltd. 43,718
5,000 Tokyu Corp. 55,062
4,175 Tourism Holdings, Ltd. 4,554
16,103 Transport International Holdings, Ltd.* 18,546
5,300 West Japan Railway Co. 98,797
14,169 Zigup plc 75,308
2,894,660
Health Care Equipment & Supplies (1.4%):
6,242 Advanced Medical Solutions Group plc 16,877
3,845 Alcon, Inc., ADR 342,513
5,450 Alcon, Inc. 484,973
8,740 Ambu A/S, Class B* 167,897
5,475 Ansell, Ltd. 96,702
12,817 Arjo AB, Class B 49,500
3,900 Asahi Intecc Co., Ltd. 54,907
1,537 Bausch + Lomb Corp.* 22,317
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
751 BioMerieux $ 71,041
362 Carl Zeiss Meditec AG, Class BR 25,451
246 Cellavision AB 5,814
887 Cochlear, Ltd. 195,818
1,072 Coloplast A/S, Class B 128,765
251 Coltene Holding AG, Registered Shares 13,145
31,038 ConvaTec Group plc(a) 92,144
4,270 Demant A/S* 184,583
238 Draegerwerk AG & Co. KGaA 11,286
458 Eckert & Ziegler SE 22,519
1,600 Eiken Chemical Co., Ltd. 22,341
15,896 Elekta AB, Class B 99,288
1,628 EssilorLuxottica SA* 349,268
3,564 Fisher & Paykel Healthcare Corp., Ltd. 65,271
900 Fukuda Denshi Co., Ltd. 38,118
2,685 Getinge AB, B Shares 45,605
405 Guerbet 15,314
1,700 Hogy Medical Co., Ltd. 41,722
3,100 Hoya Corp. 362,769
537 Ion Beam Applications 6,889
2,000 Japan Lifeline Co., Ltd. 14,044
1,000 Jeol, Ltd. 45,635
9,200 Koninklijke Philips NV* 231,313
5,510 Koninklijke Philips NV, NYS* 138,852
1,600 Mani, Inc. 19,700
276 Medacta Group SA(a) 37,573
849 Medmix AG(a) 12,807
2,700 Menicon Co., Ltd. 22,220
10 Metall Zug AG, Registered Shares 13,754
2,000 Mizuho Medy Co., Ltd. 20,144
19,000 Modern Dental Group, Ltd. 10,436
2,300 Nakanishi, Inc. 36,388
6,757 Nanosonics, Ltd.* 13,408
2,200 Nihon Kohden Corp. 31,815
7,100 Nipro Corp. 55,791
3,400 Olympus Corp. 54,706
1,800 Paramount Bed Holdings Co., Ltd. 30,398
2,100 PHC Holdings Corp.^ 15,296
457 Revenio Group Oyj 13,456
600 Rion Co., Ltd. 10,970
16,500 Riverstone Holdings, Ltd. 11,813
1,000 Shofu, Inc. 28,998
2,919 Siemens Healthineers AG(a) 168,126
4,478 Smith & Nephew plc, ADR 110,965
2,518 Smith & Nephew plc 31,125
564 Sonova Holding AG 173,554
360 STRATEC SE 17,571
641 Straumann Holding AG, Class R 78,920
8,800 Sysmex Corp. 141,402
1,700 Terumo Corp. 28,227
85 Ypsomed Holding AG, Registered Shares 38,026
4,690,270
Health Care Providers & Services (0.8%):
7,300 Alfresa Holdings Corp. 100,173
5,205 Ambea AB(a) 38,613
4,039 Amplifon SpA 143,251
1,500 Amvis Holdings, Inc. 21,309
732 Andlauer Healthcare Group, Inc. 20,774
19,533 Arvida Group, Ltd.* 11,072

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
1,700 As One Corp. $ 30,395
6,164 Attendo AB(a) 25,483
5,975 Australian Clinical Labs, Ltd. 10,010
700 BML, Inc. 12,553
2,200 Charm Care Corp. KK 21,059
2,704 Clariane SE*^ 5,295
20,000 C-Mer Medical Holdings, Ltd.* 7,117
2,319 CVS Group plc 29,549
1,301 EBOS Group, Ltd. 25,524
1,000 Elan Corp. 5,563
4,012 Extendicare, Inc. 21,235
3,784 Fagron 73,826
1,200 FALCO HOLDINGS Co., Ltd. 17,190
1,400 France Bed Holdings Co., Ltd. 11,047
6,241 Fresenius Medical Care AG 238,640
7,893 Fresenius SE & Co. KGaA* 235,720
2,826 Galenica AG(a) 231,379
3,300 H.U. Group Holdings, Inc. 48,146
26,644 Healius, Ltd.*^ 26,515
2,572 Humana AB* 7,981
4,825 Integral Diagnostics, Ltd.* 8,590
1,000 Japan Medical Dynamic Marketing, Inc. 4,266
225 LNA Sante SA 5,721
3,204 Medical Facilities Corp. 29,630
1,574 Medicover AB, Class B 28,168
778 Medios AG* 13,399
6,200 Medipal Holdings Corp. 94,473
3,565 Mediterranean Towers, Ltd. 6,860
24,681 Monash IVF Group, Ltd. 21,095
1,110 NMC Health plc*(b) —
11,023 Novolog, Ltd. 4,345
23,114 Oceania Healthcare, Ltd.* 7,458
6,310 Oriola Oyj, Class B 6,102
26,115 Raffles Medical Group, Ltd. 19,169
2,938 Ramsay Health Care, Ltd.* 92,394
7,784 Regis Healthcare, Ltd. 22,621
10,527 Ryman Healthcare, Ltd.* 22,815
3,800 Ship Healthcare Holdings, Inc. 56,181
90,960 Sigma Healthcare, Ltd. 77,304
1,900 Solasto Corp. 5,514
6,107 Sonic Healthcare, Ltd. 106,594
16,384 Spire Healthcare Group plc(a) 48,689
11,975 Summerset Group Holdings, Ltd.* 69,260
1,100 SUNWELS Co., Ltd. 17,904
3,100 Suzuken Co., Ltd. 94,142
5,236 Terveystalo Oyj(a) 48,213
176,600 Thomson Medical Group, Ltd. 6,518
1,800 Toho Holdings Co., Ltd. 47,022
1,300 Tokai Corp./Gifu 18,651
1,400 Value HR Co., Ltd. 12,614
2,800 Vital KSK Holdings, Inc. 23,741
10,100 Well Health Technologies Corp.* 34,777
2,473,649
Health Care Technology (0.1%):
7,980 AGFA-Gevaert NV* 9,519
2,802 Ascom Holding AG, Registered Shares 23,883
2,600 Carenet, Inc.^ 8,931
857 CompuGroup Medical SE & Co KgaA 21,840
94 Equasens 5,343
Shares Value
Common Stocks, continued
Health Care Technology, continued
6,200 M3, Inc. $ 59,543
1,200 Medical Data Vision Co., Ltd. 4,455
800 Medley, Inc.* 17,815
700 MedPeer, Inc. 2,739
103 Nexus AG 6,023
800 NNIT A/S*(a) 12,259
905 Pro Medicus, Ltd. 85,911
1,213 RaySearch Laboratories AB 16,186
1,784 Sectra AB, Class B* 40,774
315,221
Hotels, Restaurants & Leisure (1.8%):
4,858 Accor SA 200,264
600 Aeon Fantasy Co., Ltd. 8,535
1,000 Airtrip Corp. 8,636
7,428 Amadeus IT Group SA 494,232
10,808 Aristocrat Leisure, Ltd. 357,250
1,638 Basic-Fit NV*^(a) 35,157
6,278 Betsson AB, Class B* 73,071
20,000 Cafe de Coral Holdings, Ltd. 20,581
1,533 Carnival plc, ADR* 26,398
72,000 Century City International Holdings, Ltd.* 1,729
970 Cie des Alpes 14,082
23,206 Coast Entertainment Holdings, Ltd.* 7,107
8,321 Collins Foods, Ltd.* 50,273
4,300 Colowide Co., Ltd. 53,544
14,639 Compass Group plc 398,500
3,168 Corporate Travel Management, Ltd. 27,870
4,100 Create Restaurants Holdings, Inc. 28,067
2,300 Curves Holdings Co., Ltd. 11,228
12,844 Dalata Hotel Group plc 54,492
420 Delivery Hero SE*(a) 9,943
708 Domino's Pizza Enterprises, Ltd.* 16,878
11,216 Domino's Pizza Group plc 43,448
1,600 Doutor Nichires Holdings Co., Ltd. 22,275
2,462 eDreams ODIGEO SA* 17,173
4,906 Elior Group SA*(a) 13,808
5,382 Entain plc 42,604
1,940 Evolution AB(a) 202,249
6,500 Fairwood Holdings, Ltd. 6,554
292 Fattal Holdings 1998, Ltd.* 29,982
8,652 Flight Centre Travel Group, Ltd.^ 116,070
1,469 Flutter Entertainment plc* 266,621
2,900 Food & Life Cos., Ltd. 47,031
12,200 Fosun Tourism Group*(a) 5,647
900 Fuji Kyuko Co., Ltd. 17,819
1,200 Fujio Food Group, Inc. 10,702
500 Fujita Kanko, Inc.* 30,451
557 Fuller Smith & Turner plc 4,900
4,000 Galaxy Entertainment Group, Ltd. 18,633
400 Genki Sushi Co., Ltd. 8,333
41,800 Genting Singapore, Ltd. 26,610
900 Gift Holdings, Inc. 15,210
4,953 Greggs plc 173,454
10,742 Gym Group plc (The)*(a) 14,954
2,700 Heiwa Corp. 34,774
600 Hiday Hidaka Corp. 11,197
2,000 HIS Co., Ltd.* 20,265
5,443 Hollywood Bowl Group plc 21,071
18,230 Hongkong & Shanghai Hotels, Ltd. (The)* 13,492

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
20
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,500 Hotland Co., Ltd. $ 22,682
1,416 Ibersol SGPS SA 10,340
1,900 Ichibanya Co., Ltd. 13,097
982 InterContinental Hotels Group plc, ADR 104,043
1,019 InterContinental Hotels Group plc 106,818
535 Issta, Ltd.* 9,324
3,676 J D Wetherspoon plc* 34,034
868 Jumbo Interactive, Ltd. 10,031
2,383 Just Eat Takeaway.com NV*(a) 28,579
1,100 KFC Holdings Japan, Ltd. 44,506
5,582 Kindred Group plc 66,387
3,000 KOMEDA Holdings Co, Ltd. 50,717
3,200 Koshidaka Holdings Co., Ltd. 17,244
2,800 Kyoritsu Maintenance Co., Ltd. 52,205
4,703 La Francaise des Jeux SAEM(a) 159,637
38,797 Lottery Corp., Ltd. (The) 130,648
33,812 Marston's plc* 13,306
800 Maruchiyo Yamaokaya Corp. 14,502
600 Matsuyafoods Holdings Co., Ltd. 22,296
1,400 McDonald's Holdings Co. Japan, Ltd. 55,189
6,149 Melia Hotels International SA* 50,456
15,600 MGM China Holdings, Ltd. 24,280
14,000 Miramar Hotel & Investment 16,977
11,969 Mitchells & Butlers plc* 43,207
1,200 Monogatari Corp. (The) 25,342
1,313 MTY Food Group, Inc. 43,136
46,867 NagaCorp, Ltd.* 22,988
600 Ohsho Food Service Corp. 32,248
5,176 On the Beach Group plc(a) 8,953
5,300 Oriental Land Co., Ltd. 147,849
900 Pizza Pizza Royalty Corp. 8,612
11,676 Playtech plc* 68,615
600 Pollard Banknote, Ltd. 12,282
12,439 Rank Group plc* 10,693
2,400 Resorttrust, Inc. 35,639
2,349 Restaurant Brands International, Inc. 165,541
3,018 Restaurant Brands New Zealand, Ltd.* 5,512
700 Ringer Hut Co., Ltd. 9,928
9,100 Round One Corp. 46,867
1,800 Royal Holdings Co., Ltd. 28,456
1,100 Saizeriya Co., Ltd. 37,555
18,188 Sands China, Ltd.* 37,893
9,588 Scandic Hotels Group AB*(a) 57,951
36,000 Shangri-La Asia, Ltd. 24,742
42,585 SJM Holdings, Ltd.* 14,443
2,895 SkiStar AB 40,396
29,451 SKYCITY Entertainment Group, Ltd. 26,043
6,900 Skylark Holdings Co., Ltd. 91,948
1,769 Sodexo SA 159,384
22,070 SSP Group plc 41,289
1,200 St Marc Holdings Co., Ltd. 16,554
92,601 Star Entertainment Group, Ltd. (The)* 30,009
91,665 Tabcorp Holdings, Ltd.* 42,768
137 Tivoli A/S 13,906
800 Tokyotokeiba Co., Ltd.^ 20,201
2,300 Toridoll Holdings Corp.^ 53,047
11,666 Trainline plc*(a) 46,011
6,237 TUI AG* 43,959
6,523 Webjet, Ltd.* 39,037
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,802 Whitbread plc $ 179,728
12,800 Wynn Macau, Ltd. 10,504
1,900 Yoshinoya Holdings Co., Ltd.^ 36,262
1,308 Young & Co.'s Brewery plc, Class A 16,187
1,515 Young & Co's Brewery plc 11,567
187 Zeal Network SE 6,905
1,600 Zensho Holdings Co., Ltd. 61,358
6,065,977
Household Durables (1.5%):
2,091 Ariston Holding NV 8,610
5,875 Azorim-Investment Development & Construction
Co., Ltd.* 23,581
4,812 Bang & Olufsen A/S* 6,417
33,423 Barratt Developments plc 198,286
6,184 Bellway plc 198,474
2,654 Berkeley Group Holdings plc 153,170
1,566 Bigben Interactive* 3,575
11,184 Bonava AB, B Shares* 8,844
4,412 Breville Group, Ltd. 79,817
27,975 Cairn Homes plc 47,618
2,500 Casio Computer Co., Ltd. 18,689
600 Chofu Seisakusho Co., Ltd. 8,232
9,402 Crest Nicholson Holdings plc 28,354
968 Danya Cebus, Ltd. 18,676
405 De' Longhi SpA 12,722
1,000 Dorel Industries, Inc., Class B* 5,081
588 Electra Consumer Products 1970, Ltd.* 11,726
3,176 Electrolux AB, Class B* 26,174
1,200 ES-Con Japan, Ltd. 7,914
500 Eslead Corp. 14,009
2,053 Fiskars OYJ Abp 35,675
1,300 FJ Next Holdings Co., Ltd. 10,546
2,700 Foster Electric Co., Ltd. 30,188
1,600 Fuji Corp., Ltd. 8,116
1,100 Fujitsu General, Ltd. 14,297
25,820 Glenveagh Properties plc*(a) 34,734
7,395 GN Store Nord A/S* 204,847
10,100 Haseko Corp. 111,805
2,710 Henry Boot plc 7,192
700 Hoosiers Holdings Co., Ltd. 5,056
6,400 Iida Group Holdings Co., Ltd. 84,089
3,346 JM AB 62,353
9,500 JVCKenwood Corp. 55,246
958 Kaufman & Broad SA 26,186
700 Ki-Star Real Estate Co., Ltd. 15,267
1,300 LEC, Inc. 9,835
540 Leifheit AG 9,692
73,600 Man Wah Holdings, Ltd. 50,544
1,659 Maytronics, Ltd. 6,169
1,017 Nacon SA* 1,266
1,363 Neinor Homes SA(a) 18,238
12,300 Nikon Corp. 125,039
22,304 Nobia AB* 9,250
4,300 Open House Group Co., Ltd. 131,392
28,000 Panasonic Holdings Corp. 230,075
11,862 Persimmon plc 201,591
1,200 Pressance Corp. 14,603
12,387 Redrow plc 104,567
1,900 Rinnai Corp. 43,183

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
21
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
567 Sabaf SpA $ 9,992
1,800 Sangetsu Corp. 33,437
1,082 SEB SA 110,306
12,400 Sekisui Chemical Co., Ltd. 172,160
4,900 Sekisui House, Ltd. 108,869
5,800 Sharp Corp.* 33,406
14,400 Sony Group Corp. 1,223,748
4,800 Sumitomo Forestry Co., Ltd. 153,535
328 Surteco Group SE* 5,654
1,100 Tama Home Co., Ltd.^ 26,803
1,200 Tamron Co., Ltd. 31,258
127,591 Taylor Wimpey plc 227,962
1,000 Toa Corp. 6,914
400 Token Corp. 29,674
1,912 Victoria plc*^ 4,322
1,127 VIDENDUM plc* 4,088
13,044 Vistry Group plc* 194,187
100 V-ZUG Holding AG* 5,587
3,849 YIT Oyj 9,269
1,200 Zojirushi Corp. 11,569
4,943,750
Household Products (0.3%):
636 Essity AB, Class A 16,237
2,641 Essity AB, Class B 67,538
1,915 Henkel AG & Co. KGaA 150,681
2,700 Kusuri no Aoki Holdings Co., Ltd. 51,046
11,500 Lion Corp. 89,582
14,255 McBride plc* 24,983
3,600 Pigeon Corp. 32,544
5,411 Reckitt Benckiser Group plc 291,955
1,100 ST Corp. 10,764
800 Transaction Co., Ltd. 9,599
2,000 Unicharm Corp. 64,085
809,014
Independent Power and Renewable Electricity Producers
(0.4%):
2,302 7C Solarparken AG 6,612
9,305 Audax Renovables SA* 18,634
1,551 Boralex, Inc., Class A 37,996
3,000 Capital Power Corp.* 85,511
7,088 Cloudberry Clean Energy ASA* 7,962
1,098 Corp ACCIONA Energias Renovables SA 22,497
4,371 Doral Group Renewable Energy Resources, Ltd.* 11,644
16,251 Drax Group plc 101,070
7,233 EDP Renovaveis SA* 101,055
1,700 EF-ON, Inc. 4,353
4,000 Electric Power Development Co., Ltd. 62,347
3,349 Encavis AG* 61,323
1,927 Enlight Renewable Energy, Ltd.* 30,441
1,000 eRex Co., Ltd.* 4,426
881 ERG SpA 22,144
773 Greenvolt-Energias Renovaveis SA* 6,887
596 Grenergy Renovables SA* 21,503
5,092 Innergex Renewable Energy, Inc.^ 38,081
690 Kenon Holdings, Ltd. 17,155
8,484 Meridian Energy, Ltd. 32,497
1,902 Neoen SA*(a) 76,819
6,926 Northland Power, Inc. 119,087
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
3,056 OPC Energy, Ltd.* $ 21,289
2,011 Orron Energy ab* 1,357
1,500 Polaris Renewable Energy, Inc. 14,058
2,100 RENOVA, Inc.* 12,955
10,912 RWE AG 373,252
3,504 Scatec ASA*(a) 28,439
1,714 Solaria Energia y Medio Ambiente SA* 21,163
4,042 TransAlta Corp. 28,663
882 Voltalia SA, Registered Shares* 8,189
910 West Holdings Corp. 14,765
1,414,174
Industrial Conglomerates (1.1%):
544 Aker ASA, A Shares 31,293
865 Bonheur ASA 19,392
8,000 Chevalier International Holdings, Ltd. 4,508
42,930 CK Hutchison Holdings, Ltd. 205,500
3,964 DCC plc 277,805
2,000 Guoco Group, Ltd. 17,871
200 Hikari Tsushin, Inc. 37,178
51,000 Hitachi, Ltd. 1,149,758
1,584 Indus Holding AG 40,772
7,219 Infratil, Ltd. 49,290
515 Italmobiliare SpA 15,737
4,100 Jardine Cycle & Carriage, Ltd. 80,193
1,500 Katakura Industries Co., Ltd. 20,172
3,600 Keihan Holdings Co., Ltd. 64,404
15,700 Keppel, Ltd. 74,735
1,492 Lifco AB, Class B 41,095
2,900 Mie Kotsu Group Holdings, Inc. 10,927
5,400 Nisshinbo Holdings, Inc. 36,153
7,406 Nolato AB, Class B 40,304
1,300 Noritsu Koki Co., Ltd. 36,027
69,000 NWS Holdings, Ltd. 61,218
6,421 Siemens AG, Registered Shares 1,194,070
4,344 Smiths Group plc 93,691
27,456 Storskogen Group AB, Class B 21,351
5,400 TOKAI Holdings Corp. 33,014
933 Volati AB 8,860
3,665,318
Insurance (4.9%):
4,195 Admiral Group plc 138,691
32,466 Aegon, Ltd. 200,416
2,700 Aegon, Ltd. NYS, Registered Shares* 16,551
8,105 Ageas SA/NV 370,237
120,840 AIA Group, Ltd. 819,436
40,863 Alm Brand A/S 81,223
2,500 Anicom Holdings, Inc. 10,488
4,790 ASR Nederland NV 228,186
3,755 AUB Group, Ltd. 79,568
37,647 Aviva plc 227,002
9,798 AXA SA 322,577
999 Baloise Holding AG, Registered Shares 175,896
29,996 Beazley plc 268,668
1,000 Brookfield Reinsurance, Ltd. 41,633
7,384 Chesnara plc 23,057
3,499 Clal Insurance Enterprises Holdings, Ltd.* 49,476
6,325 Coface SA 87,864

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
22
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
6,200 Dai-ichi Life Holdings, Inc. $ 166,480
3,500 Definity Financial Corp. 115,089
72,295 Direct Line Insurance Group plc 183,393
82 E-L Financial Corp., Ltd. 66,255
585 Fairfax Financial Holdings, Ltd. 665,585
1,054 FBD Holdings plc 14,398
300 FP Partner, Inc. 5,450
3,506 Generali 87,181
1,341 Gjensidige Forsikring ASA 23,971
2,100 Great Eastern Holdings, Ltd. 39,761
3,883 Great-West Lifeco, Inc. 113,291
2,853 Grupo Catalana Occidente SA 115,249
377 Hannover Rueck SE 95,521
4,262 Harel Insurance Investments & Financial Services,
Ltd. 34,065
977 Helvetia Holding AG, Registered Shares 132,099
12,603 Hiscox, Ltd.* 183,060
4,219 iA Financial Corp., Inc. 264,971
506 IDI Insurance Co., Ltd. 13,013
75,041 Insurance Australia Group, Ltd. 357,105
1,080 Intact Financial Corp. 180,021
13,400 Japan Post Holdings Co., Ltd. 133,200
3,100 Japan Post Insurance Co., Ltd. 60,353
44,836 Just Group plc 59,781
9,989 Lancashire Holdings, Ltd. 77,481
106,924 Legal & General Group plc 305,457
2,500 LIFENET INSURANCE Co.* 28,014
16,597 Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros* 20,538
19,078 Mandatum Oyj 85,335
9,385 Manulife Financial Corp., ADR 249,829
9,010 Manulife Financial Corp. 239,955
53,643 Mapfre SA 123,476
52,708 Medibank Pvt, Ltd. 131,012
1,055 Menora Mivtachim Holdings, Ltd. 25,292
16,641 Migdal Insurance & Financial Holdings, Ltd. 18,568
7,100 MS&AD Insurance Group Holdings, Inc. 158,613
2,606 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 1,302,909
20,716 nib holdings, Ltd.* 101,465
10,004 NN Group NV* 465,268
31,255 Phoenix Group Holdings plc 205,053
2,268 Phoenix Holdings, Ltd. (The) 20,703
8,225 Poste Italiane SpA^(a) 105,041
1,147 Protector Forsikring ASA 27,550
175 Prudential plc, ADR 3,206
14,329 Prudential plc 129,971
7,971 PSC Insurance Group, Ltd. 32,180
46,326 QBE Insurance Group, Ltd.* 537,078
8,346 Sabre Insurance Group plc(a) 15,857
3,822 Saga plc* 5,326
2,649 Sampo Oyj, A Shares 113,709
7,786 SCOR SE 196,436
445 Solid Forsakring AB 3,649
16,500 Sompo Holdings, Inc. 352,601
16,043 Steadfast Group, Ltd. 66,087
10,038 Storebrand ASA 102,460
11,516 Sun Life Financial, Inc. 564,729
22,932 Suncorp Group, Ltd.* 266,067
Shares Value
Common Stocks, continued
Insurance, continued
549 Swiss Life Holding AG $ 404,056
6,247 Swiss Re AG 776,291
7,100 T&D Holdings, Inc. 124,470
2,877 Talanx AG 229,676
19,500 Tokio Marine Holdings, Inc. 732,035
1,881 Topdanmark AS 99,378
20,654 TOWER, Ltd. 11,075
892 Trisura Group, Ltd.* 26,984
12,381 Tryg A/S 270,523
19,942 Unipol Gruppo SpA 197,439
4,363 UNIQA Insurance Group AG 37,124
54 Vaudoise Assurances Holding SA 27,412
2,169 Vienna Insurance Group AG Wiener Versicherung
Gruppe 70,824
1,796 Wuestenrot & Wuerttembergische AG 25,314
1,258 Zurich Insurance Group AG 669,381
16,033,158
Interactive Media & Services (0.4%):
27,558 Auto Trader Group plc(a) 277,734
400 Bengo4.com, Inc.* 8,442
1,065 Better Collective A/S* 22,813
2,166 CAR Group, Ltd.* 50,698
4,900 Catena Media plc* 2,328
5,418 Domain Holdings Australia, Ltd. 10,966
2,700 giftee, Inc.* 18,616
2,628 Hemnet Group AB 79,320
1,200 Infocom Corp. 45,352
5,700 Kakaku.com, Inc. 74,917
1,170 Karnov Group AB* 7,814
22,200 LY Corp. 53,488
600 MarkLines Co., Ltd. 11,394
31,002 MONY Group plc 87,162
135 New Work SE 9,494
784 REA Group, Ltd. 102,243
40,268 Rightmove plc 272,079
4,409 SEEK, Ltd. 62,470
5,700 ZIGExN Co., Ltd. 21,314
1,218,644
IT Services (1.2%):
3,641 Addnode Group AB 41,886
114 Adesso SE 10,227
308 All for One Group SE 19,657
370 Allgeier SE 7,248
1,299 Alten SA 143,163
1,244 Appen, Ltd.* 388
400 Argo Graphics, Inc. 11,955
2,661 Atea ASA 38,143
4,261 Atos SE*^ 4,523
506 Aubay 20,178
2,200 Avant Group Corp. 18,918
600 Base Co., Ltd. 10,668
4,249 Bechtle AG 199,917
2,400 BIPROGY, Inc. 66,071
3,346 Bouvet ASA 19,737
2,600 BrainPad, Inc. 17,236
1,600 Business Brain Showa-Ota, Inc. 22,395
817 CANCOM SE 28,166
796 Capgemini SE 157,643

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
23
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
IT Services, continued
3,200 CGI, Inc.* $ 319,439
1,233 CGI, Inc., ADR* 123,066
3,200 Change Holdings, Inc. 24,069
4,933 Columbus A/S 6,829
4,038 Computacenter plc 146,585
1,100 Comture Corp. 12,557
6,000 Converge Technology Solutions Corp. 18,861
5,973 Data#3, Ltd. 33,229
500 Densan System Holdings Co., Ltd. 8,382
1,600 Dentsu Soken, Inc. 52,623
1,400 DTS Corp. 36,789
8,624 Econocom Group SA/NV 19,577
333 E-Guardian, Inc. 4,241
558 Enea AB* 4,040
1,045 Exclusive Networks SA* 21,152
3,891 FDM Group Holdings plc 20,158
348 Formula Systems 1985, Ltd. 24,426
7,900 Fujitsu, Ltd. 124,139
2,500 Future Corp. 23,808
824 GFT Technologies SE 22,018
6,665 Global Dominion Access SA*(a) 22,951
1,900 GMO internet group, Inc. 29,113
1,200 ID Holdings Corp. 11,113
4,953 Indra Sistemas SA 102,087
1,400 Ines Corp. 16,057
700 I-Net Corp. 9,401
2,776 iomart Group plc 4,494
700 JBCC Holdings, Inc. 15,961
600 JIG-SAW, Inc.^ 15,304
3,119 Kainos Group plc 41,736
816 KNOW IT AB 12,815
1,146 Kontron AG 23,581
226 Macquarie Technology Group, Ltd.* 14,241
1,889 Matrix IT, Ltd. 34,126
4,910 Megaport, Ltd.* 36,438
300 Mitsubishi Research Institute, Inc. 9,295
469 Nagarro SE* 38,130
21,487 NCC Group plc 41,472
700 NEC Corp. 57,246
2,700 NEC Networks & System Integration Corp. 41,165
3,000 NET One Systems Co., Ltd. 55,022
2,771 Netcompany Group A/S*(a) 118,092
2,153 NEXTDC, Ltd.* 25,167
3,056 Nomura Research Institute, Ltd. 86,283
1,600 NS Solutions Corp. 27,176
2,800 NSD Co., Ltd. 53,666
7,400 NTT Data Group Corp. 109,300
900 Obic Co., Ltd. 116,240
2,099 One Software Technologies, Ltd. 25,396
1,200 Oro Co., Ltd. 19,136
3,300 Otsuka Corp. 63,640
1,200 Pole To Win Holdings, Inc. 3,639
1,470 Proact IT Group AB 21,563
689 Reply SpA 101,940
2,400 SCSK Corp. 47,821
105 Secunet Security Networks AG 14,103
600 SHIFT, Inc.* 54,728
700 Shopify, Inc., Class A* 46,266
650 Shopify, Inc., Class A, ADR* 42,932
Shares Value
Common Stocks, continued
IT Services, continued
1,200 Simplex Holdings, Inc. $ 21,232
7,527 Softcat plc 172,968
1,300 Softcreate Holdings Corp. 16,054
497 Sopra Steria Group 96,341
52,000 SUNeVision Holdings, Ltd. 16,935
464 Sword Group 15,711
2,400 TDC Soft, Inc. 18,465
1,700 TechMatrix Corp. 21,197
2,780 TietoEVRY Oyj 53,576
5,000 TIS, Inc. 96,720
500 Uchida Yoko Co., Ltd. 25,962
315 Wavestone* 17,214
573 Wiit SpA 14,087
4,079,405
Leisure Products (0.3%):
3,500 Bandai Namco Holdings, Inc. 68,660
1,496 Beneteau SACA^ 15,601
1,405 BRP, Inc. 90,027
1,042 Catana Group 4,763
2,600 Furyu Corp. 16,991
1,376 Games Workshop Group plc 185,710
1,000 GLOBERIDE, Inc. 13,294
874 Harvia Oyj 34,433
600 Kawai Musical Instruments Manufacturing Co., Ltd. 11,951
500 Mars Group Holdings Corp. 11,891
800 Mizuno Corp. 39,301
800 Roland Corp. 20,146
9,100 Sankyo Co., Ltd. 98,898
821 Sanlorenzo SpA/Ameglia 34,045
3,900 Sega Sammy Holdings, Inc. 57,919
300 Shimano, Inc. 46,490
700 Spin Master Corp.*(a) 14,426
6,203 Technogym SpA(a) 63,866
1,290 Thule Group AB(a) 33,721
3,300 Tomy Co., Ltd. 64,922
1,800 Tsuburaya Fields Holdings, Inc.^ 19,145
700 Universal Entertainment Corp. 6,876
3,200 Yamaha Corp. 75,142
3,500 Yonex Co., Ltd. 42,506
1,070,724
Life Sciences Tools & Services (0.4%):
3,977 AddLife AB, Class B 46,963
840 Biotage AB 12,898
900 CellSource Co., Ltd.^ 7,538
717 Chemometec A/S 31,210
3,005 Eurofins Scientific SE 149,378
2,062 Evotec SE* 19,809
1,732 Gerresheimer AG 185,989
726 Lonza Group AG, Registered Shares 394,614
697 Medcap AB* 32,697
585 PolyPeptide Group AG*(a) 18,660
793 QIAGEN NV* 32,737
1,775 QIAGEN NV, ADR* 72,935
172 Sartorius Stedim Biotech 28,100
1,600 Shin Nippon Biomedical Laboratories, Ltd. 14,209
182 Siegfried Holding AG, Registered Shares 188,932

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
24
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
245 SKAN Group AG $ 21,738
1,258,407
Machinery (4.0%):
5,537 Aalberts NV 224,378
900 Ag Growth International, Inc. 34,555
2,600 Aichi Corp. 20,217
2,100 Aida Engineering, Ltd. 11,859
781 Alfa Laval AB 34,068
3,214 Alimak Group AB(a) 34,949
900 Alinco, Inc. 6,148
10,375 Alstom SA* 174,098
14,600 Amada Co., Ltd. 162,177
2,972 ANDRITZ AG 183,399
2,000 Anest Iwata Corp. 20,468
2,700 Asahi Diamond Industrial Co., Ltd. 16,652
19,103 Atlas Copco AB, Class A 360,171
11,246 Atlas Copco AB, Class B 182,214
1,849 ATS Corp.* 59,840
1,300 Bando Chemical Industries, Ltd. 16,243
1,134 Beijer Alma AB, Class B 22,125
9,371 Bodycote plc 80,841
375 Bucher Industries AG, Registered Shares 151,211
84 Burckhardt Compression Holding AG* 55,021
56 Bystronic AG 23,593
2,204 Cargotec Oyj, Class B 177,140
1,800 CKD Corp. 35,886
1,023 Concentric AB 17,286
1,110 Construcciones y Auxiliar de Ferrocarriles SA* 41,700
90 Daetwyler Holding AG, Class BR 16,918
4,300 Daifuku Co., Ltd. 80,965
2,000 Daihatsu Diesel Manufacturing Co., Ltd. 20,709
14,587 Daimler Truck Holding AG 580,257
2,100 Daiwa Industries, Ltd. 19,980
745 Danieli & C Officine Meccaniche SpA 28,315
1,585 Danieli & C Officine Meccaniche SpA, Savings Share 45,081
3,900 DMG Mori Co., Ltd. 101,838
1,587 Duerr AG 33,634
8,500 Ebara Corp. 135,459
500 Ebara Jitsugyo Co., Ltd. 12,799
3,512 Electrolux Professional AB, Class B 23,214
2,951 Engcon AB 24,177
2,998 Epiroc AB, Class A 59,808
2,147 Epiroc AB, Class B 39,205
2,200 FANUC Corp. 60,390
2,271 FLSmidth & Co. A/S 112,620
3,457 Fluidra SA 71,823
13,800 Frencken Group, Ltd. 16,495
3,900 Fuji Corp./Aichi 62,113
500 Fukushima Galilei Co., Ltd. 20,658
1,700 Furukawa Co., Ltd. 19,819
7,349 GEA Group AG 305,531
2,868 Georg Fischer AG, Registered Shares 191,711
371 Gesco SE 6,618
2,000 Glory, Ltd. 34,769
1,300 Harmonic Drive Systems, Inc. 36,516
16,185 Heidelberger Druckmaschinen AG* 21,960
5,448 Hexagon Composites ASA* 15,290
1,869 Hexagon Purus ASA* 1,381
15,700 Hino Motors, Ltd.* 40,972
Shares Value
Common Stocks, continued
Machinery, continued
600 Hirata Corp. $ 25,003
1,200 Hisaka Works, Ltd. 7,922
4,300 Hitachi Construction Machinery Co., Ltd. 115,878
5,600 Hitachi Zosen Corp. 36,785
900 Hokuetsu Industries Co., Ltd. 13,417
1,000 Hoshizaki Corp. 31,813
1,000 Hosokawa Micron Corp. 26,353
679 Husqvarna AB, A Shares 5,408
4,813 Husqvarna AB, B Shares 38,502
1,900 IHI Corp. 57,039
9,679 IMI plc 215,969
3,908 Indutrade AB 99,594
476 Interpump Group SpA 21,054
12 Interroll Holding AG, Class R 35,352
1,300 Iseki & Co., Ltd. 8,457
10,380 Iveco Group NV 116,907
1,300 Iwaki Co., Ltd. 22,991
1,900 Japan Steel Works, Ltd. (The) 50,479
699 JOST Werke SE(a) 32,181
3,700 Juki Corp. 11,870
139 Kardex Holding AG, Registered Shares 35,207
900 Kato Works Co., Ltd. 7,355
1,000 Kawasaki Heavy Industries, Ltd. 38,209
3,420 KION Group AG 143,111
400 Kitagawa Corp. 3,845
2,600 Kitz Corp. 18,330
2,518 Knorr-Bremse AG 192,262
572 Koenig & Bauer AG* 8,289
21,000 Komatsu, Ltd. 611,217
184 Komax Holding AG, Class R 26,709
2,900 Komori Corp. 24,581
5,849 Kone Oyj, Class B 288,968
3,421 Konecranes Oyj 192,921
665 Krones AG 83,449
5,900 Kubota Corp. 82,908
2,000 Kurita Water Industries, Ltd. 85,211
2,400 Kyokuto Kaihatsu Kogyo Co., Ltd. 37,591
1,200 Maezawa Kyuso Industries Co., Ltd. 10,022
1,300 Makino Milling Machine Co., Ltd. 54,732
2,600 Makita Corp. 71,011
586 Manitou BF SA 13,138
800 Max Co., Ltd. 19,200
1,800 Meidensha Corp. 40,988
800 METAWATER Co., Ltd. 9,738
18,572 Metso Oyj 196,978
7,232 MINEBEA MITSUMI, Inc. 149,164
2,100 MISUMI Group, Inc. 35,921
35,100 Mitsubishi Heavy Industries, Ltd. 378,521
1,000 Mitsubishi Logisnext Co., Ltd. 10,026
700 Mitsuboshi Belting, Ltd. 19,725
4,900 Mitsui E&S Co., Ltd. 44,760
2,300 Miura Co., Ltd. 46,727
10,151 Morgan Advanced Materials plc 39,526
1,500 Morita Holdings Corp. 17,509
2,800 Nabtesco Corp. 47,592
800 Nachi-Fujikoshi Corp. 17,494
2,000 Namura Shipbuilding Co., Ltd. 30,145
2,656 NFI Group, Inc.* 30,756
5,700 NGK Insulators, Ltd. 72,910

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
25
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
2,300 Nikkiso Co., Ltd. $ 16,535
2,700 Nikko Co., Ltd. 13,423
1,267 Nilfisk Holding A/S* 25,348
3,900 Nippon Thompson Co., Ltd. 15,309
400 Nissei ASB Machine Co., Ltd. 13,762
800 Nitta Corp. 20,452
500 Nitto Kohki Co., Ltd. 7,513
1,900 Nitto Seiko Co., Ltd. 6,896
900 Nittoku Co., Ltd. 9,507
900 Nomura Micro Science Co., Ltd. 24,455
1,400 Noritake Co., Ltd. 34,806
995 Norma Group SE 18,402
15,300 NSK, Ltd. 74,557
22,000 NTN Corp. 44,023
400 Obara Group, Inc. 10,393
4,495 OC Oerlikon Corp. AG 24,281
1,700 Oiles Corp. 24,731
400 Okamoto Machine Tool Works, Ltd. 11,454
1,100 OKUMA Corp. 49,783
1,000 Organo Corp. 51,756
4,500 OSG Corp. 54,983
692 Palfinger AG 16,421
668 Piovan SpA(a) 8,544
150 Plasson Industries, Ltd. 5,000
183 Rational AG 152,522
70 Rieter Holding AG, Registered Shares 8,955
22,196 Rotork plc 94,423
1,800 Ryobi, Ltd. 25,581
8,239 Sandvik AB 165,686
1,900 Savaria Corp. 24,988
337 Schindler Holding AG, Registered Shares 83,984
74,500 Seatrium, Ltd.* 75,736
684 SFS Group AG 90,821
1,100 Shibaura Machine Co., Ltd. 26,311
500 Shibuya Corp. 11,080
1,200 Shima Seiki Manufacturing, Ltd. 12,581
1,900 Shinmaywa Industries, Ltd. 16,813
78,000 Singamas Container Holdings, Ltd. 9,486
2,200 Sintokogio, Ltd. 15,803
7,590 Skellerup Holdings, Ltd. 17,374
5,262 SKF AB, B Shares 105,041
892 SKF AB, Class A 18,122
100 SMC Corp. 47,750
2,300 Sodick Co., Ltd. 10,407
852 Spirax Group plc 91,390
772 Stabilus SE 35,318
1,838 Stadler Rail AG 52,309
1,600 Star Micronics Co., Ltd. 21,064
849 Sulzer AG, Registered Shares 117,339
4,800 Sumitomo Heavy Industries, Ltd. 125,334
3,900 Tadano, Ltd. 27,330
1,500 Takeuchi Manufacturing Co., Ltd. 52,818
1,300 Takuma Co., Ltd. 13,324
3,785 Talgo SA*(a) 16,295
478 Technotrans SE 9,123
6,687 Techtronic Industries Co., Ltd. 76,360
1,000 Teikoku Electric Manufacturing Co., Ltd. 15,713
700 Teikoku Sen-I Co., Ltd. 11,552
2,900 THK Co., Ltd. 52,102
Shares Value
Common Stocks, continued
Machinery, continued
2,100 Tocalo Co., Ltd. $ 26,993
1,300 Tokyo Keiki, Inc. 28,944
1,392 TOMRA Systems ASA 16,556
1,400 Torishima Pump Manufacturing Co., Ltd. 27,527
1,100 Toyota Industries Corp. 93,132
1,783 Trelleborg AB, Class B 69,108
1,098 Troax Group AB 24,490
1,100 Tsubaki Nakashima Co., Ltd. 5,362
1,400 Tsubakimoto Chain Co. 54,437
1,800 Tsugami Corp. 17,343
1,200 Tsukishima Holdings Co., Ltd. 11,104
600 Tsurumi Manufacturing Co., Ltd. 18,201
200 Union Tool Co. 7,910
4,880 Valmet Oyj 139,554
469 VAT Group AG(a) 264,023
1,074 VBG Group AB, Class B 49,252
11,673 Vesuvius plc 68,064
2,629 Volvo AB, Class A 68,779
21,510 Volvo AB, Class B 552,042
684 Vossloh AG 34,273
1,416 Wacker Neuson SE 23,375
11,384 Wartsila OYJ Abp 219,038
560 Washtec AG 23,564
4,117 Weir Group plc (The) 102,685
3,000 YAMABIKO Corp. 42,751
69,800 Yangzijiang Shipbuilding Holdings, Ltd. 126,412
2,100 Yaskawa Electric Corp. 76,041
13,101,113
Marine Transportation (0.5%):
1,600 Algoma Central Corp. 16,609
3,578 AMSC ASA 11,092
44 AP Moller - Maersk A/S, Class A 74,585
25 AP Moller - Maersk A/S, Class B 43,404
11,088 Belships ASA 25,701
986 Clarkson plc 51,616
894 D/S Norden A/S 38,816
1,478 Dfds A/S 41,639
2,760 Golden Ocean Group, Ltd. 38,231
956 Gram Car Carriers ASA 23,240
365 Hapag-Lloyd AG(a) 67,952
5,382 Hoegh Autoliners ASA 63,363
3,300 Iino Kaiun Kaisha, Ltd. 26,312
5,897 Irish Continental Group plc 34,713
2,300 Japan Transcity Corp. 15,441
7,400 Kawasaki Kisen Kaisha, Ltd. 107,944
1,189 Klaveness Combination Carriers ASA(a) 12,227
714 Kuehne + Nagel International AG, Class R 205,441
6,700 Mitsui OSK Lines, Ltd. 201,073
19,192 MPC Container Ships ASA 40,334
9,200 Nippon Yusen KK 267,453
600 NS United Kaiun Kaisha, Ltd. 18,924
1,260 Odfjell SE, A Shares 21,672
257,000 Pacific Basin Shipping, Ltd. 80,945
45,000 SITC International Holdings Co., Ltd. 121,885
1,067 Stolt-Nielsen, Ltd. 50,489
2,499 Wallenius Wilhelmsen ASA 25,421
630 Wilh Wilhelmsen Holding ASA, A Shares 22,860
1,749,382

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
26
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media (0.8%):
1,418 4imprint Group plc $ 104,424
3,715 Aimia, Inc.* 7,333
996 Alma Media Oyj 10,988
65 APG SGA SA 14,203
8,376 ARN Media, Ltd. 3,493
14,475 Arnoldo Mondadori Editore SpA 37,914
4,886 Atresmedia Corp. de Medios de Comunicacion SA 23,187
1,951 Bloomsbury Publishing plc 15,438
701 Cogeco Communications, Inc. 26,438
5,394 Corus Entertainment, Inc., Class B 592
5,600 CyberAgent, Inc. 34,901
2,500 Dentsu Group, Inc.^ 63,100
2,100 Direct Marketing MiX, Inc. 3,238
5,775 Eutelsat Communications SACA*^ 23,216
2,800 Fuji Media Holdings, Inc. 32,072
2,814 Future plc 37,394
2,300 Gakken Holdings Co., Ltd. 15,113
7,000 Hakuhodo DY Holdings, Inc. 51,267
16,075 Informa plc 174,005
500 Intage Holdings, Inc. 4,672
1,774 IPSOS SA 111,351
154,045 ITV plc 156,957
9,582 IVE Group, Ltd. 12,622
3,825 JCDecaux SE* 74,879
1,600 Kadokawa Corp. 25,750
4,254 M&C Saatchi plc 10,488
1,300 Macromill, Inc. 6,899
1,664 Metropole Television SA 20,865
9,409 MFE-MediaForEurope NV, Class A* 32,399
2,046 MFE-MediaForEurope NV, Class B* 8,867
3,263 Next 15 Group plc 32,900
48,093 Nine Entertainment Co. Holdings, Ltd. 44,713
1,307 NRJ Group 10,479
19,083 oOh!media, Ltd. 17,166
602 Perion Network, Ltd.* 5,039
68,000 Pico Far East Holdings, Ltd. 15,845
5,806 ProSiebenSat.1 Media SE 41,120
1,300 Proto Corp. 11,987
4,172 Publicis Groupe SA 442,143
12,118 Reach plc 15,014
1,338 RTL Group SA 40,722
10,874 S4 Capital plc* 5,801
5,299 Sanoma Oyj 36,823
979 Schibsted ASA, Class A 28,887
1,542 Schibsted ASA, Class B 43,307
20,399 SES SA 104,242
60,999 Seven West Media, Ltd.* 7,514
6,212 SKY Network Television, Ltd. 8,881
7,900 SKY Perfect JSAT Holdings, Inc. 42,780
15,013 Southern Cross Media Group, Ltd. 6,116
1,922 Stroeer SE & Co. KGaA 123,032
900 TBS Holdings, Inc. 22,753
5,942 Team Internet Group PLC 13,483
15,000 Television Broadcasts, Ltd.* 6,371
4,175 Television Francaise 1 SA 32,711
1,400 TV Asahi Holdings Corp. 18,648
500 Tv Tokyo Holdings Corp. 11,718
232 TX Group AG 41,950
1,000 ValueCommerce Co., Ltd.^ 7,342
Shares Value
Common Stocks, continued
Media, continued
1,600 Vector, Inc. $ 12,221
23,328 Viaplay Group AB* 1,582
24,877 Vivendi SE 260,626
500 Wowow, Inc. 3,483
1,173 WPP plc, ADR 53,700
5,041 WPP plc 46,205
700 Zenrin Co., Ltd. 4,095
2,765,464
Metals & Mining (4.0%):
7,741 Acerinox SA 80,133
1,200 ADF Group, Inc. 14,001
1,605 Agnico Eagle Mines, Ltd. 104,990
1,039 Agnico Eagle Mines, Ltd., ADR 67,951
400 Aichi Steel Corp. 8,812
7,121 Alamos Gold, Inc. 111,716
6,600 Algoma Steel Group, Inc. 45,936
41,565 Alkane Resources, Ltd.* 13,754
9,063 Alleima AB 58,714
1,400 Altius Minerals Corp.* 21,687
50,390 Alumina, Ltd.* 56,606
723 AMG Critical Materials NV 11,879
9,999 Anglo American plc 314,464
1,981 Antofagasta plc 52,522
1,631 APERAM SA 42,153
68,339 Arafura Rare Earths, Ltd.*^ 7,972
3,156 ArcelorMittal SA, NYS 72,367
5,723 ArcelorMittal SA 130,456
2,800 ARE Holdings, Inc. 36,579
12,400 Argonaut Gold, Inc.* 3,898
16,100 Ascot Resources, Ltd.* 6,591
3,752 Atalaya Mining plc 20,589
116,831 Aurelia Metals, Ltd.* 14,787
1,331 Aurubis AG 104,352
25,622 AVZ Minerals, Ltd.* 2,687
41,681 B2Gold Corp. 111,828
21,892 Barrick Gold Corp. 365,213
1,715 Bekaert SA 71,768
29,659 Bellevue Gold, Ltd.* 34,907
5,290 BHP Group, Ltd., ADR 302,006
44,615 BHP Group, Ltd. 1,277,673
11,149 BlueScope Steel, Ltd. 151,796
4,700 Boliden AB 149,776
9,940 Capital, Ltd. 12,558
13,036 Capricorn Metals, Ltd.* 41,186
10,300 Capstone Copper Corp.* 73,039
36,114 Centamin plc 55,028
10,700 Centerra Gold, Inc. 71,964
8,967 Central Asia Metals plc 22,875
21,468 Champion Iron, Ltd. 91,516
16,254 China Gold International Resources Corp., Ltd.* 106,704
1,500 Chubu Steel Plate Co., Ltd. 28,167
400 CK-San-Etsu Co., Ltd. 9,674
5,000 Daido Steel Co., Ltd. 46,283
1,400 Daiki Aluminium Industry Co., Ltd. 11,101
35,369 De Grey Mining, Ltd.* 26,659
14,098 Deterra Royalties, Ltd. 37,498
2,200 Dowa Holdings Co., Ltd. 78,420
9,600 Dundee Precious Metals, Inc. 75,163
2,800 Dynacor Group, Inc. 10,746

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
27
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
7,200 ECORA RESOURCES plc $ 6,506
11,262 Eldorado Gold Corp.* 166,390
20,116 Emerald Resources NL* 46,821
4,042 Endeavour Mining plc 85,396
3,800 Endeavour Silver Corp.* 13,362
17,107 Equinox Gold Corp.* 89,293
262 Eramet SA 26,560
4,399 ERO Copper Corp.* 94,032
71,986 Evolution Mining, Ltd. 166,140
7,778 Evraz plc*(b) —
6,600 First Majestic Silver Corp. 39,082
6,267 First Quantum Minerals, Ltd. 82,329
4,900 Foraco International SA 8,454
21,091 Fortescue, Ltd. 301,216
7,300 Fortuna Mining Corp.* 35,702
541 Franco-Nevada Corp. 64,150
4,743 Fresnillo plc 33,727
8,215 Galiano Gold, Inc.* 14,113
7,520 Genesis Minerals, Ltd.* 8,709
54,653 Glencore plc 311,571
1,100 Godo Steel, Ltd. 35,204
8,900 GoGold Resources, Inc.* 8,719
32,577 Gold Road Resources, Ltd.* 36,752
4,992 Granges AB 63,927
7,630 Griffin Mining, Ltd.* 14,941
2,474 Hill & Smith plc 61,525
9,715 Hochschild Mining plc* 21,937
19,462 Hudbay Minerals, Inc. 176,138
27,531 IAMGOLD Corp.* 103,450
6,077 IGO, Ltd. 22,842
7,194 Iluka Resources, Ltd.* 31,252
24,320 Imdex, Ltd. 36,129
1,905 Ivanhoe Mines, Ltd.* 24,580
13,300 JFE Holdings, Inc. 191,823
50,009 Jupiter Mines, Ltd. 10,517
9,836 K92 Mining, Inc.* 56,446
5,400 Karora Resources, Inc.* 23,528
60,333 Kinross Gold Corp. 502,371
15,400 Kobe Steel, Ltd. 191,968
700 Kurimoto, Ltd. 20,461
1,800 Kyoei Steel, Ltd. 23,426
2,700 Labrador Iron Ore Royalty Corp. 57,438
2,100 Largo, Inc.* 3,869
14,207 Lucara Diamond Corp.* 3,427
5,900 Lundin Gold, Inc. 87,169
17,526 Lundin Mining Corp. 195,132
8,582 Lynas Rare Earths, Ltd.* 33,609
48,387 Macmahon Holdings, Ltd. 9,345
3,114 Major Drilling Group International, Inc.* 20,671
2,600 Maruichi Steel Tube, Ltd. 60,478
176,000 Midas Holdings, Ltd.*(b) —
3,101 Mineral Resources, Ltd.* 110,709
4,200 Mitsubishi Materials Corp. 77,341
500 Mitsubishi Steel Manufacturing Co., Ltd. 4,696
1,500 Mitsui Mining & Smelting Co., Ltd. 48,136
30,000 Mongolian Mining Corp.* 34,434
27,183 Mount Gibson Iron, Ltd.* 7,431
1,800 Nakayama Steel Works, Ltd. 10,578
2,200 Neturen Co., Ltd. 15,191
Shares Value
Common Stocks, continued
Metals & Mining, continued
33,410 New Gold, Inc.* $ 65,946
409 Newmont Corp. 17,118
2,673 Newmont Corp. Australia 111,388
98,101 Nickel Industries, Ltd. 52,312
6,200 Nippon Denko Co., Ltd. 11,283
2,700 Nippon Light Metal Holdings Co., Ltd. 30,305
11,195 Nippon Steel Corp. 235,899
930 Nippon Yakin Kogyo Co., Ltd. 26,523
1,100 Nittetsu Mining Co., Ltd. 34,936
5,714 Norsk Hydro ASA 35,582
20,593 Northern Star Resources, Ltd.* 176,906
35,128 OceanaGold Corp. 80,636
21,175 OM Holdings, Ltd.* 6,286
2,207 Orla Mining, Ltd.* 8,475
500 Osaka Steel Co., Ltd. 7,486
1,400 OSAKA Titanium Technologies Co., Ltd. 24,181
2,604 Osisko Gold Royalties, Ltd.* 40,586
12,854 Osisko Mining, Inc.* 26,875
15,995 Outokumpu Oyj 57,694
900 Pacific Metals Co., Ltd.* 7,193
118,503 Pan African Resources PLC 39,033
6,978 Pan American Silver Corp. 138,703
33,353 Perenti, Ltd. 22,193
41,346 Perseus Mining, Ltd. 64,139
60,553 Pilbara Minerals, Ltd. 123,937
59,573 Ramelius Resources, Ltd.* 75,522
1,734 Rana Gruber ASA 12,492
187,341 Red 5, Ltd.* 44,558
42,740 Regis Resources, Ltd.* 49,526
95,529 Resolute Mining, Ltd.* 32,838
2,373 Rio Tinto plc, ADR 156,452
4,026 Rio Tinto plc 264,973
6,645 Rio Tinto, Ltd. 527,181
1,335 Salzgitter AG 25,779
22,329 Sandfire Resources, Ltd.* 129,435
4,900 Sandstorm Gold, Ltd. 26,651
6,900 Sandstorm Gold, Ltd. ADR 37,536
800 Sanyo Special Steel Co., Ltd. 10,566
1,200 Seabridge Gold, Inc.* 16,405
4,900 SilverCrest Metals, Inc.* 40,048
7,897 Sims, Ltd. 54,159
53,653 SolGold plc* 5,895
56,124 South32, Ltd. 136,924
6,491 SSAB AB, Class A 35,619
12,242 SSAB AB, Class B 66,193
8,249 SSR Mining, Inc. 37,268
30,000 St Barbara, Ltd.* 3,960
19,222 Stanmore Resources, Ltd. 45,142
1,600 Stelco Holdings, Inc. 43,477
4,366 Straits Trading Co., Ltd.* 4,339
3,700 Sumitomo Metal Mining Co., Ltd. 114,269
108 Swiss Steel Holding AG* 1,386
17,205 Syrah Resources, Ltd.* 4,072
12,474 Taseko Mines, Ltd.* 30,731
5,838 Teck Resources, Ltd., Class B 279,801
13,395 thyssenkrupp AG 57,997
900 Toho Titanium Co., Ltd. 7,988
700 Toho Zinc Co., Ltd.* 3,696
300 Tokyo Rope Manufacturing Co., Ltd. 2,528

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
28
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Metals & Mining, continued
2,300 Tokyo Steel Manufacturing Co., Ltd. $ 23,365
400 Tokyo Tekko Co., Ltd. 12,689
1,100 Topy Industries, Ltd. 17,066
4,785 Torex Gold Resources, Inc.* 74,159
969 Trevali Mining Corp.*(b) —
1,700 Triple Flag Precious Metals Corp. 26,372
3,573 Tubacex SA 12,380
2,300 UACJ Corp. 55,157
2,097 Victoria Gold Corp.* 1,625
4,993 voestalpine AG 134,403
1,861 Vulcan Steel, Ltd. 8,275
4,200 Wesdome Gold Mines, Ltd.* 33,836
49,123 West African Resources, Ltd.* 52,240
30,062 Westgold Resources, Ltd. 48,068
1,616 Wheaton Precious Metals Corp. 84,740
1,400 Yamato Kogyo Co., Ltd. 68,275
800 Yodogawa Steel Works, Ltd. 28,039
13,211,997
Multi-Utilities (0.7%):
42,597 A2A SpA 84,466
2,232 ACEA SpA 36,183
10,462 AGL Energy, Ltd. 75,351
5,995 Algonquin Power & Utilities Corp., ADR 35,131
3,800 Algonquin Power & Utilities Corp. 22,335
1,624 Atco, Ltd., Class I 46,266
1,866 Canadian Utilities, Ltd., Class A* 40,310
265,056 Centrica plc 450,605
7,929 E.ON SE 103,898
42,780 Engie SA 609,229
29,629 Hera SpA 101,558
23,346 Iren SpA* 48,461
16,913 National Grid plc* 188,576
1,636 National Grid plc, ADR* 92,925
11,914 REN - Redes Energeticas Nacionais SGPS SA 29,213
23,200 Sembcorp Industries, Ltd. 82,048
3,525 Telecom Plus plc 78,668
6,489 Vector, Ltd. 14,672
8,020 Veolia Environnement SA 240,762
2,380,657
Office REITs (0.0%
†
):
5,154 Helical plc 16,138
Oil, Gas & Consumable Fuels (7.4%):
9,181 Advantage Energy, Ltd.* 69,668
18,755 Africa Oil Corp. 33,454
7,157 Aker BP ASA 182,472
10,424 Ampol, Ltd. 224,210
13,609 ARC Resources, Ltd. 242,851
507 Ashdod Refinery, Ltd. 7,753
27,709 Athabasca Oil Corp.* 104,929
2,116 Avance Gas Holding, Ltd.(a) 33,702
20,594 Baytex Energy Corp. 71,362
90,750 Beach Energy, Ltd. 90,157
7,041 Birchcliff Energy, Ltd. 30,935
976 BLUENORD ASA* 50,298
2,100 Bonterra Energy Corp.* 7,906
8,745 Boss Energy, Ltd.* 23,905
151,966 BP plc 915,526
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
27,285 BP plc, ADR $ 984,989
173,000 Brightoil Petroleum Holdings, Ltd.*(b) —
4,310 BW LPG, Ltd.(a) 80,051
289 Cameco Corp. 14,221
1,022 Cameco Corp., ADR 50,282
1,527 Canacol Energy, Ltd. 4,834
13,000 Canadian Natural Resources, Ltd. 463,111
13,764 Canadian Natural Resources, Ltd., ADR 489,998
5,438 Capricorn Energy PLC* 12,166
7,312 Cardinal Energy, Ltd. 35,814
194,347 Carnarvon Energy, Ltd.* 25,383
2,956 Cenovus Energy, Inc., ADR 58,115
28,253 Cenovus Energy, Inc. 555,394
7,392 Channel Infrastructure NZ, Ltd. 6,705
13,100 China Aviation Oil Singapore Corp., Ltd. 8,306
526 Chord Energy Corp. 88,200
138,505 Cooper Energy, Ltd.* 20,853
2,800 Cosmo Energy Holdings Co., Ltd. 141,429
8,223 Crew Energy, Inc.* 25,789
4,317 d'Amico International Shipping SA 34,127
23,879 Deep Yellow, Ltd.* 21,172
446 Delek Group, Ltd. 47,033
5,000 Denison Mines Corp.* 10,015
2,097 Diversified Energy Co. plc 27,858
20,320 DNO ASA 21,204
9,908 Enbridge, Inc. 352,528
118,400 ENEOS Holdings, Inc. 610,705
7,510 Energean plc 93,730
28,968 Eni SpA 446,050
120,434 EnQuest plc* 20,720
7,170 Equinor ASA 204,943
1,081 Equital, Ltd.* 30,916
4,745 Etablissements Maurel et Prom SA 30,757
1,031 Euronav NV, ADR 17,053
762 Flex LNG, Ltd. 20,949
424 Flex LNG, Ltd., ADR 11,465
5,800 Freehold Royalties, Ltd. 57,750
653 Friedrich Vorwerk Group SE 12,614
2,600 Frontera Energy Corp. 15,491
2,211 Frontline plc 57,811
3,100 Fuji Oil Co., Ltd. 9,938
17,869 Galp Energia SGPS SA 377,468
2,017 Gaztransport Et Technigaz SA 262,841
15,200 Gear Energy, Ltd. 7,667
6,249 Genel Energy plc* 7,433
88,400 Geo Energy Resources, Ltd. 18,889
8,050 Gibson Energy, Inc. 136,825
1,960 Gran Tierra Energy, Inc.* 18,971
14,984 Gulf Keystone Petroleum, Ltd.* 27,856
6,440 Hafnia, Ltd. 54,111
32,537 Harbour Energy plc 128,294
12,600 Headwater Exploration, Inc. 66,781
37,200 Idemitsu Kosan Co., Ltd. 241,649
2,273 Imperial Oil, Ltd. 155,001
21,700 Inpex Corp. 320,483
2,823 International Petroleum Corp. Stockhom* 37,369
2,244 International Petroleum Corp. Toronto* 29,693
3,600 Itochu Enex Co., Ltd. 34,122
2,100 Iwatani Corp. 122,511

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
29
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,000 Japan Petroleum Exploration Co., Ltd. $ 40,314
2,500 Journey Energy, Inc.* 5,593
34,924 Karoon Energy, Ltd.* 42,601
9,800 Kelt Exploration, Ltd.* 45,636
8,801 Keyera Corp. 243,782
3,678 Koninklijke Vopak NV 152,289
369 La Francaise De L'energie SACA* 11,291
12,407 MEG Energy Corp.* 265,482
1,700 Mitsuuroko Group Holdings Co., Ltd. 18,642
1,502 Naphtha Israel Petroleum Corp., Ltd.* 8,059
3,641 Neste Oyj 64,561
21,426 New Hope Corp., Ltd. 69,614
64,000 NewOcean Energy Holdings, Ltd.* —
21,200 Nippon Coke & Engineering Co., Ltd. 16,252
10,254 NuVista Energy, Ltd.* 106,595
4,600 Obsidian Energy, Ltd.* 34,435
131,868 Oil Refineries, Ltd. 30,379
771 Okeanis Eco Tankers Corp.(a) 24,627
5,616 OMV AG 244,212
4,178 Paladin Energy, Ltd.* 34,533
5,770 Panoro Energy ASA 18,828
3,407 Paramount Resources, Ltd., Class A 77,410
4,673 Parex Resources, Inc. 74,883
5,500 Parkland Corp.^ 154,196
375 Paz Oil Co., Ltd. 33,842
1,584 Pembina Pipeline Corp., ADR 58,735
2,678 Pembina Pipeline Corp. 99,375
11,660 Peyto Exploration & Development Corp. 124,280
12,892 Pharos Energy plc 3,416
10,900 Pine Cliff Energy, Ltd. 8,048
3,732 PrairieSky Royalty, Ltd. 70,935
47,114 Repsol SA^ 742,512
1,600 Sala Corp. 8,658
3,100 San-Ai Obbli Co., Ltd. 39,911
132,678 Santos, Ltd. 675,974
23,460 Saras SpA 40,666
8,575 Serica Energy plc 14,740
97,043 Shell plc* 3,486,933
10,757 Shell plc, ADR 776,440
400 Sinanen Holdings Co., Ltd. 12,173
2,000 Spartan Delta Corp. 5,892
487 Strathcona Resources, Ltd.* 11,475
9,472 Suncor Energy, Inc. 360,883
12,412 Suncor Energy, Inc. 473,197
1,871 Surge Energy, Inc. 9,616
3,041 Tamar Petroleum, Ltd.(a) 16,036
28,200 Tamarack Valley Energy, Ltd. 76,896
1,817 TC Energy Corp., ADR 68,864
11,114 TC Energy Corp. 421,355
3,303 Tethys Oil AB 10,606
13,400 Tidewater Midstream and Infrastructure, Ltd. 5,976
4,100 Topaz Energy Corp. 71,935
663 TORM plc 25,871
906 TORM plc, Class A 35,353
51,445 TotalEnergies SE 3,428,284
10,638 Tourmaline Oil Corp. 482,556
64,721 Tullow Oil plc* 26,209
9,392 Var Energi ASA 33,186
542 Verbio SE 10,122
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
15,061 Veren, Inc. $ 118,801
8,781 Veren, Inc. ADR 69,106
8,283 Vermilion Energy, Inc. 91,192
18,519 Viva Energy Group, Ltd.(a) 38,883
33,252 Whitecap Resources, Inc. 243,331
35,316 Whitehaven Coal, Ltd. 179,922
38,737 Woodside Energy Group, Ltd. 730,255
14,140 Yancoal Australia, Ltd.^ 62,358
24,446,573
Paper & Forest Products (0.5%):
800 Acadian Timber Corp.* 10,018
2,718 Altri SGPS SA 15,657
2,829 Canfor Corp.* 30,009
168 CPH Group AG 12,829
5,900 Daio Paper Corp. 32,721
8,317 Ence Energia y Celulosa SA* 30,398
5,000 Hokuetsu Corp. 33,065
1,401 Holmen AB, B Shares 55,216
529 Iberpapel Gestion SA 10,899
2,427 Interfor Corp.* 29,311
11,478 Mondi plc 220,451
8,539 Navigator Co. SA (The) 35,547
4,800 Nippon Paper Industries Co., Ltd. 28,621
2,562 Nordic Paper Holding AB 11,776
5,393 Norske Skog ASA(a) 21,329
39,400 Oji Holdings Corp. 155,855
770 Semapa-Sociedade de Investimento e Gestao 11,844
3,007 Stella-Jones, Inc. 196,239
19,854 Stora Enso Oyj, Class R 271,457
4,753 Svenska Cellulosa AB SCA, Class B 70,321
600 Tokushu Tokai Paper Co., Ltd. 13,845
6,568 UPM-Kymmene Oyj 228,975
2,007 West Fraser Timber Co., Ltd. 154,160
24,618 Western Forest Products, Inc. 8,189
1,688,732
Passenger Airlines (0.2%):
6,600 Air Canada* 86,366
1,552 Air France-KLM* 13,640
80,763 Air New Zealand, Ltd. 26,078
1,100 ANA Holdings, Inc. 20,304
36,347 Cathay Pacific Airways, Ltd. 37,178
7,555 Deutsche Lufthansa AG, Registered Shares 46,196
5,559 easyJet plc 32,086
12,414 El Al Israel Airlines* 13,682
1,328 Exchange Income Corp.* 43,901
6,600 Japan Airlines Co., Ltd. 104,124
2,549 JET2 plc 42,205
10,542 Qantas Airways, Ltd.* 41,006
17,500 Singapore Airlines, Ltd. 88,860
595,626
Personal Care Products (0.8%):
447 Beiersdorf AG 65,299
3,201 Best World International, Ltd.* 5,881
3,200 Fancl Corp. 54,681
83,577 Haleon plc 340,180
5,222 Haleon plc, ADR^ 43,134
678 Interparfums SA 27,599

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
30
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Personal Care Products, continued
1,114 Jamieson Wellness, Inc.(a) $ 23,625
700 Kao Corp. 28,446
500 Kobayashi Pharmaceutical Co., Ltd. 16,256
300 Kose Corp.^ 19,102
10,750 L'Occitane International SA 45,709
1,336 L'Oreal SA 587,376
1,600 Mandom Corp. 12,007
1,000 Milbon Co., Ltd. 20,628
600 Noevir Holdings Co., Ltd. 21,029
2,645 Ontex Group NV* 22,968
161 Pharmanutra SpA 8,169
3,600 Pola Orbis Holdings, Inc.^ 29,228
5,635 PZ Cussons plc 7,041
3,200 Rohto Pharmaceutical Co., Ltd. 66,908
2,200 Shiseido Co., Ltd. 62,618
1 Unilever plc 55
5,719 Unilever plc NV 314,826
15,923 Unilever plc NV, ADR 875,606
2,698,371
Pharmaceuticals (5.7%):
6,809 ALK-Abello A/S* 148,795
15,687 Alliance Pharma plc* 7,680
2,045 Almirall SA* 20,539
800 ASKA Pharmaceutical Holdings Co., Ltd. 12,330
5,200 Astellas Pharma, Inc. 51,434
7,437 AstraZeneca plc, ADR 580,012
6,024 AstraZeneca plc 938,972
49 Aurora Cannabis, Inc.* 226
1,145 Bausch Health Cos., Inc., ADR* 7,981
6,286 Bausch Health Cos., Inc.* 43,840
18,067 Bayer AG, Registered Shares 510,845
298 Boiron SA 9,999
679 Camurus AB* 38,514
90 Canopy Growth Corp.* 582
5,800 Chugai Pharmaceutical Co., Ltd. 207,067
207 COSMO Pharmaceuticals NV* 16,147
13,000 Cronos Group, Inc.* 30,290
4,400 Daiichi Sankyo Co., Ltd. 153,727
1,830 Daito Pharmaceutical Co., Ltd. 25,398
988 Dermapharm Holding SE 38,088
1,200 Eisai Co., Ltd. 49,278
192 Euroapi SA* 527
12,254 Faes Farma SA 47,218
700 Fuji Pharma Co., Ltd. 6,526
500 Fuso Pharmaceutical Industries, Ltd. 7,614
17,784 GSK plc, ADR 684,684
15,331 GSK plc 295,427
10,077 H Lundbeck A/S 56,225
4,354 H Lundbeck A/S, Class A 20,873
3,600 Haw Par Corp., Ltd. 25,867
4,235 Hikma Pharmaceuticals plc 100,911
1,800 Hisamitsu Pharmaceutical Co., Inc. 41,644
3,664 Indivior plc* 57,431
1,561 Ipsen SA 191,036
3,200 JCR Pharmaceuticals Co., Ltd. 12,111
1,100 Kaken Pharmaceutical Co., Ltd. 26,329
1,500 Kissei Pharmaceutical Co., Ltd. 30,470
5,747 Knight Therapeutics, Inc.* 23,822
2,700 Kyorin Pharmaceutical Co., Ltd. 28,587
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
2,200 Kyowa Kirin Co., Ltd. $ 37,617
1,226 Laboratorios Farmaceuticos Rovi SA* 114,926
4,918 Mayne Pharma Group, Ltd.* 15,445
477 Merck KGaA 79,030
1,000 Mochida Pharmaceutical Co., Ltd. 19,404
2,000 Nippon Shinyaku Co., Ltd. 40,407
18,931 Novartis AG, ADR 2,015,394
11,343 Novartis AG, Registered Shares 1,215,406
32,785 Novo Nordisk A/S, Class B 4,684,347
10,500 Ono Pharmaceutical Co., Ltd. 143,390
5,000 Organigram Holdings, Inc.* 7,713
1,227 Orion Oyj, Class A 52,149
5,068 Orion Oyj, Class B 216,280
2,600 Otsuka Holdings Co., Ltd. 109,652
2,493 Recordati Industria Chimica e Farmaceutica SpA 130,345
8,246 Roche Holding AG 2,288,766
417 Roche Holding AG, Class BR 127,222
558 Sandoz Group AG, ADR 20,200
14,673 Sandoz Group AG 530,966
8,662 Sanofi SA 832,487
13,100 Santen Pharmaceutical Co., Ltd. 133,733
1,900 Sawai Group Holdings Co., Ltd. 77,340
1,300 Seikagaku Corp. 7,114
2,800 Shionogi & Co., Ltd. 109,530
2,832 SNDL, Inc.* 5,381
9,600 Sumitomo Pharma Co., Ltd.* 24,108
20,000 Takeda Pharmaceutical Co., Ltd. 518,838
3,056 Teva Pharmaceutical Industries, Ltd., ADR* 49,660
9,123 Teva Pharmaceutical Industries, Ltd.* 148,504
800 Torii Pharmaceutical Co., Ltd. 18,265
1,200 Towa Pharmaceutical Co., Ltd. 21,939
2,000 Tsumura & Co. 51,136
723 UCB SA 107,132
56,000 United Laboratories International Holdings, Ltd.
(The) 59,189
166 Vetoquinol SA 16,646
151 Virbac SACA 52,949
1,100 ZERIA Pharmaceutical Co., Ltd. 14,465
18,646,121
Professional Services (1.8%):
6,879 Adecco Group AG 228,579
3,918 AFRY AB 70,457
9,639 ALS, Ltd. 89,668
770 Altech Corp. 12,060
203 Amadeus Fire AG 23,067
2,192 Arcadis NV 138,653
3,600 BayCurrent Consulting, Inc. 72,558
1,800 Bell System24 Holdings, Inc. 17,923
372 Bertrandt AG 11,679
1,661 Brunel International NV 17,701
9,284 Bureau Veritas SA 256,222
26,624 Capita plc* 4,548
6,433 Computershare, Ltd. 112,971
700 Creek & River Co., Ltd. 7,925
180 Danel Adir Yeoshua, Ltd. 14,738
2,500 dip Corp. 42,580
1,981 DKSH Holding AG 133,843
900 EJ Holdings, Inc. 10,705
900 en Japan, Inc. 14,661

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
31
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
8,675 Experian plc $ 402,230
1,200 FULLCAST Holdings Co., Ltd. 10,797
1,500 Funai Soken Holdings, Inc. 21,364
175 Groupe Crit SA 11,786
57,804 Hays plc 68,967
690 Hilan, Ltd. 35,578
1,600 Insource Co., Ltd. 8,782
2,958 Intertek Group plc 179,336
4,969 IPH, Ltd.* 20,716
300 IR Japan Holdings, Ltd. 2,263
4,000 JAC Recruitment Co., Ltd. 16,340
1,000 LIKE, Inc. 9,499
5,600 Link And Motivation, Inc. 16,311
1,000 Management Solutions Co., Ltd. 9,008
3,076 McMillan Shakespeare, Ltd. 35,982
2,700 MEITEC Group Holdings, Inc. 54,649
824 Multiconsult ASA(a) 12,160
15,100 Nihon M&A Center Holdings, Inc. 77,559
1,900 Open Up Group, Inc. 23,483
12,547 Pagegroup plc 67,537
1,400 Pasona Group, Inc. 18,432
75,300 Persol Holdings Co., Ltd. 104,641
700 Quick Co., Ltd. 9,653
3,991 Randstad NV 180,712
11,200 Recruit Holdings Co., Ltd. 602,845
2,152 RELX NV 98,641
6,345 RELX plc 290,816
7,583 RELX plc, ADR 347,908
2,833 Ricardo plc 17,408
3,902 Robert Walters plc 21,504
5,749 RWS Holdings plc 13,658
3,124 SGS SA, Registered Shares* 277,976
1,300 SIGMAXYZ Holdings, Inc. 12,932
3,267 SmartGroup Corp., Ltd. 18,334
4,000 SMS Co., Ltd. 50,589
3,200 S-Pool, Inc. 6,435
7,669 SThree plc 39,796
1,633 Talenom Oyj 8,414
1,100 Tanseisha Co., Ltd. 6,840
5,200 TechnoPro Holdings, Inc. 85,282
1,404 Teleperformance SE 147,247
2,200 TELUS International CDA, Inc.* 12,706
293 Thomson Reuters Corp., ADR 49,391
589 Thomson Reuters Corp. 99,298
1,000 TKC Corp. 21,592
1,800 Transcosmos, Inc. 38,889
1,100 UT Group Co., Ltd. 22,345
700 Visional, Inc.* 31,431
800 WDB Holdings Co., Ltd. 9,292
300 Weathernews, Inc. 8,759
5,687 Wolters Kluwer NV 939,994
5,958,645
Real Estate Management & Development (2.0%):
697 Aedas Homes SA(a) 15,792
1,700 Aeon Mall Co., Ltd. 20,048
206 AFI Properties, Ltd.* 8,826
357 Africa Israel Residences, Ltd. 18,664
1,001 Airport City, Ltd.* 14,104
2,300 Airport Facilities Co., Ltd. 8,651
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
758 Allreal Holding AG, Registered Shares $ 129,810
5,164 Alony Hetz Properties & Investments, Ltd. 34,540
492 Alrov Properties and Lodgings, Ltd.* 17,342
100 Altus Group, Ltd. 3,693
2,393 Amot Investments, Ltd. 9,693
3,174 Annehem Fastigheter AB, Class B* 5,285
2,100 Aoyama Zaisan Networks Co., Ltd. 20,108
2,400 Arealink Co., Ltd. 25,823
32,453 Aroundtown SA* 68,272
46,000 Asia Standard International Group, Ltd.* 2,445
1,281 Atrium Ljungberg AB, B Shares 24,769
233 Azrieli Group, Ltd. 13,652
210 Big Shopping Centers, Ltd.* 20,223
116 Blue Square Real Estate, Ltd. 7,867
59 Brack Capital Properties NV* 3,442
1,139 BRANICKS Group AG* 2,437
3,700 Bukit Sembawang Estates, Ltd. 9,390
1,350 CA Immobilien Anlagen AG 44,732
31,443 Capitaland India Trust 22,730
49,500 CapitaLand Investment, Ltd. 97,048
3,868 Castellum AB* 47,352
781 Catena AB 38,908
2,946 Cedar Woods Properties, Ltd. 9,292
18,000 Chinese Estates Holdings, Ltd.* 3,271
52,000 Chuang's Consortium International, Ltd.* 2,630
851 Cibus Nordic Real Estate AB (publ) 12,693
17,200 City Developments, Ltd. 65,295
1,684 Citycon Oyj 7,121
33,175 CK Asset Holdings, Ltd. 124,193
840 Colliers International Group, Inc. 93,813
127 Colliers International Group, Inc. ADR 14,180
39,946 Corem Property Group AB, Class B 32,877
340,000 CSI Properties, Ltd. 3,482
2,500 CTP NV*(a) 42,506
1,100 Daito Trust Construction Co., Ltd. 113,528
14,200 Daiwa House Industry Co., Ltd. 360,731
1,800 Dear Life Co., Ltd. 10,780
478 Deutsche EuroShop AG 11,309
1,307 Deutsche Wohnen SE 25,133
2,651 Dios Fastigheter AB 21,606
1,450 DREAM Unlimited Corp. 20,829
3,016 Eastnine AB* 12,587
1,708 Electra Real Estate, Ltd. 14,583
34,000 Emperor International Holdings, Ltd. 1,570
2,652 Entra ASA*(a) 27,235
55,400 ESR Group, Ltd.(a) 72,674
4,939 Fabege AB 39,302
83,930 Far East Consortium International, Ltd.* 11,601
8,332 Fastighets AB Balder, B Shares* 57,317
168 Fastighetsbolaget Emilshus AB, Class B* 581
862 FastPartner AB, Class A 5,714
436 FirstService Corp., Class WI, ADR 66,433
500 FirstService Corp., Class WI 76,102
11,092 Foxtons Group plc 9,193
16,000 Frasers Property, Ltd. 9,324
2,231 Gav-Yam Lands Corp., Ltd.^ 14,613
1,100 Goldcrest Co., Ltd. 18,427
37,448 Grainger plc 115,354
1,873 Grand City Properties SA* 21,675

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
32
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
10,516 Great Eagle Holdings, Ltd. $ 14,825
17,100 GuocoLand, Ltd. 18,551
28,000 Hang Lung Group, Ltd. 30,464
71,984 Hang Lung Properties, Ltd. 61,399
7,709 Harworth Group plc 15,592
1,200 Heiwa Real Estate Co., Ltd. 29,311
23,706 Henderson Land Development Co., Ltd. 63,399
294 Hiag Immobilien Holding AG 24,017
37,840 HKR International, Ltd. 5,771
9,400 Ho Bee Land, Ltd. 12,751
18,500 Hong Fok Corp., Ltd. 11,392
37,200 Hongkong Land Holdings, Ltd. 120,163
2,049 Hufvudstaden AB, Class A 24,264
11,900 Hulic Co., Ltd. 105,639
11,000 Hysan Development Co., Ltd. 15,802
151 IES Holdings, Ltd.* 7,647
242 Immobel SA* 6,426
725 IMMOFINANZ AG* 20,129
218 Ina Invest Holding AG* 4,467
700 Information Services Corp. 13,213
2,409 Instone Real Estate Group SE(a) 21,153
42,088 International Workplace Group plc 92,206
145 Intershop Holding AG* 19,081
164 Investis Holding SA 18,439
1,643 Israel Canada T.R, Ltd. 5,203
1,705 Israel Land Development Co., Ltd. (The)* 12,878
59 Isras Investment Co., Ltd. 10,282
348 Jeudan A/S 10,450
800 JINUSHI Co., Ltd. 13,366
2,471 John Mattson Fastighetsforetagen AB* 13,358
25,000 K. Wah International Holdings, Ltd. 5,539
3,300 Katitas Co., Ltd. 35,642
1,200 Keihanshin Building Co., Ltd. 12,530
16,225 Kerry Properties, Ltd. 28,167
2,347 K-fast Holding AB* 4,440
3,270 Kojamo Oyj* 33,653
26,000 Kowloon Development Co., Ltd. 17,309
17,100 Lai Sun Development Co., Ltd.* 1,359
44,500 Langham Hospitality Investments and Langham
Hospitality Investments, Ltd.* 3,187
2,440 LEG Immobilien SE* 199,212
23,836 Lendlease Corp., Ltd.* 85,525
8,900 Leopalace21 Corp. 28,517
3,878 Lifestyle Communities, Ltd. 32,231
8,000 Liu Chong Hing Investment, Ltd. 4,723
4,644 LSL Property Services plc 19,552
100 Mainstreet Equity Corp. 12,115
543 Mega Or Holdings, Ltd. 12,987
463 Melisron, Ltd. 30,629
59,000 Mingfa Group International Co., Ltd.* 1,889
4,200 Mirarth Holdings, Inc. 13,528
3,900 Mitsubishi Estate Co., Ltd. 61,444
14,100 Mitsui Fudosan Co., Ltd. 129,711
9,306 Mivne Real Estate KD, Ltd. 21,807
342 Mobimo Holding AG, Registered Shares 96,895
100 Morguard Corp.* 8,127
51,087 New World Development Co., Ltd. 47,803
1,539 Nexity SA* 13,837
1,700 Nisshin Group Holdings Co., Ltd. 5,951
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
3,100 Nomura Real Estate Holdings, Inc. $ 77,960
1,350 NP3 Fastigheter AB 32,757
3,693 Nyfosa AB 35,631
603 Olav Thon Eiendomsselskap ASA 12,640
17,900 OUE, Ltd. 15,976
54,608 Oxley Holdings, Ltd.* 3,142
4,137 Pandox AB 73,951
1,455 PATRIZIA SE 11,090
4,226 PEXA Group, Ltd.* 38,658
1,195 Platzer Fastigheter Holding AB, Class B 10,189
32 Plazza AG, Registered Shares 10,757
222 Prashkovsky Investments and Construction, Ltd. 4,295
1,501 PSP Swiss Property AG, Registered Shares 192,725
1,025 Raysum Co., Ltd. 21,979
3,244 Real Matters, Inc.* 14,893
5,600 Relo Group, Inc. 59,647
1,892 Sagax AB, Class B 48,565
22,824 Samhallsbyggnadsbolaget i Norden AB 11,552
1,200 SAMTY HOLDINGS Co., Ltd.* 18,514
4,935 Savills plc 69,553
1,875 Selvaag Bolig ASA 6,481
70,000 Shun Tak Holdings, Ltd.* 6,603
100,800 Sinarmas Land, Ltd.* 11,902
113,933 Sino Land Co., Ltd.* 117,442
39,485 Sirius Real Estate, Ltd. 46,791
5,000 Soundwill Holdings, Ltd. 3,662
200 SRE Holdings Corp.* 6,025
1,800 Starts Corp., Inc. 38,073
716 Stendorren Fastigheter AB* 12,492
5,367 StorageVault Canada, Inc. 18,284
3,300 Sumitomo Realty & Development Co., Ltd. 97,477
1,493 Summit Real Estate Holdings, Ltd. 16,860
1,800 Sun Frontier Fudousan Co., Ltd. 22,620
9,921 Sun Hung Kai Properties, Ltd. 85,777
5,146 Swire Pacific, Ltd., Class A 45,486
17,500 Swire Pacific, Ltd., Class B 23,493
20,000 Swire Properties, Ltd. 31,847
1,615 Swiss Prime Site AG, Registered Shares 152,847
6,180 TAG Immobilien AG* 90,515
21,000 TAI Cheung Holdings, Ltd. 8,425
1,000 TKP Corp.* 8,961
2,900 TOC Co., Ltd. 13,302
7,700 Tokyo Tatemono Co., Ltd. 121,973
21,000 Tokyu Fudosan Holdings Corp. 140,891
2,400 Tosei Corp. 36,414
213 UBM Development AG* 4,860
15,400 UOL Group, Ltd. 59,085
536 VGP NV 59,839
8,900 Vonovia SE* 252,582
5,039 Wallenstam AB, B Shares 23,869
7 Warteck Invest AG, Registered Shares 13,137
6,203 Watkin Jones plc* 3,526
25,829 Wharf Real Estate Investment Co., Ltd. 68,264
6,540 Wihlborgs Fastigheter AB 60,564
20,700 Wing Tai Holdings, Ltd. 21,077
16,000 Wing Tai Properties, Ltd. 4,281
148 YH Dimri Construction & Development, Ltd. 10,939
17 Zug Estates Holding AG, Class B 32,653
6,618,940

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
33
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Retail REITs (0.0%
†
):
12,883 Investore Property, Ltd. $ 8,077
Semiconductors & Semiconductor Equipment (2.7%):
6,700 Advantest Corp. 271,218
8,383 AEM Holdings, Ltd.* 11,079
989 ASM International NV 753,215
2,227 ASML Holding NV, NYS 2,277,620
1,186 ASML Holding NV 1,223,423
3,219 ASMPT, Ltd. 44,866
1,087 BE Semiconductor Industries NV 181,590
156 Camtek, Ltd. 19,135
700 Disco Corp. 268,256
185 Elmos Semiconductor SE 15,052
1,700 Ferrotec Holdings Corp. 29,452
900 Furuya Metal Co., Ltd. 24,553
10,962 Infineon Technologies AG 402,658
24,323 IQE plc* 9,588
2,200 Japan Material Co., Ltd. 30,491
700 Lasertec Corp. 158,174
500 Megachips Corp. 12,738
447 Melexis NV 38,195
1,200 Micronics Japan Co., Ltd. 50,565
800 Mimasu Semiconductor Industry Co., Ltd. 18,438
800 Mitsui High-Tec, Inc.^ 31,422
1,737 Nordic Semiconductor ASA* 23,166
191 Nova, Ltd.* 44,178
1,100 Optorun Co., Ltd. 13,902
1,030 PVA TePla AG* 16,769
17,300 Renesas Electronics Corp. 326,682
4,400 Rohm Co., Ltd. 58,971
300 Rorze Corp. 59,800
1,000 RS Technologies Co., Ltd. 21,942
1,300 Sanken Electric Co., Ltd. 56,026
1,400 SCREEN Holdings Co., Ltd. 127,544
600 Shibaura Mechatronics Corp. 31,956
300 Shindengen Electric Manufacturing Co., Ltd. 5,538
1,000 Shinko Electric Industries Co., Ltd. 35,073
1,000 Siltronic AG 77,610
1,000 SK-Electronics Co., Ltd. 20,230
371 SMA Solar Technology AG 10,471
2,500 Socionext, Inc. 59,797
512 SOITEC* 56,650
7,201 STMicroelectronics NV, NYS 282,855
6,413 STMicroelectronics NV 250,047
409 SUESS MicroTec SE 26,934
7,500 SUMCO Corp. 108,941
1,400 Tazmo Co., Ltd. 31,402
600 Tera Probe, Inc. 17,267
4,100 Tokyo Electron, Ltd. 900,460
500 Tokyo Seimitsu Co., Ltd. 37,989
1,200 Torex Semiconductor, Ltd. 14,000
500 Towa Corp. 35,502
1,335 Tower Semiconductor, Ltd.* 52,479
321 u-blox Holding AG 33,602
700 Ulvac, Inc. 46,117
24,700 UMS Holdings, Ltd. 21,510
1,978 X-Fab Silicon Foundries SE*(a) 12,567
700 Yamaichi Electronics Co., Ltd. 14,599
8,804,304
Shares Value
Common Stocks, continued
Software (1.1%):
1,484 accesso Technology Group plc* $ 13,653
600 Alpha Systems, Inc. 11,255
2,086 Altium, Ltd. 94,577
494 Atoss Software SE 59,128
4,889 BlackBerry, Ltd.* 12,223
19,135 Bravura Solutions, Ltd.* 13,777
11,825 Bytes Technology Group plc 82,878
705 cBrain A/S 24,508
4,700 Celsys, Inc. 25,278
9,887 Cint Group AB* 9,151
500 Computer Engineering & Consulting, Ltd. 6,693
4,726 Computer Modelling Group, Ltd. 45,571
101 Constellation Software, Inc. 291,052
3,684 Crayon Group Holding ASA*(a) 43,087
2,800 Cresco, Ltd. 23,191
1,200 Cybozu, Inc. 14,977
14,951 Darktrace plc* 109,059
599 Dassault Systemes SE 22,546
300 Descartes Systems Group, Inc. (The)* 29,070
564 Descartes Systems Group, Inc. (The), ADR* 54,618
300 Digital Arts, Inc. 8,379
8,979 dotdigital group plc 10,496
989 Dye & Durham, Ltd. 8,907
2,000 Enghouse Systems, Ltd. 44,111
567 Fabasoft AG 11,171
669 FD Technologies plc* 12,042
1,600 Fixstars Corp. 19,610
8,704 Fortnox AB 52,791
1,966 F-Secure Oyj 4,082
800 Fuji Soft, Inc. 36,176
900 Fukui Computer Holdings, Inc. 14,159
15,441 GB Group plc 65,884
1,235 Gentrack Group, Ltd.* 7,703
8,509 Hansen Technologies, Ltd.* 25,766
700 I'll, Inc. 10,799
16,011 Infomedia, Ltd. 17,929
3,230 IRESS, Ltd.* 17,248
550 IVU Traffic Technologies AG 8,249
1,500 Justsystems Corp. 28,149
200 Kinaxis, Inc.* 23,066
562 Lectra 16,575
7,311 Lightspeed Commerce, Inc.* 99,946
314 Lime Technologies AB 10,393
36 Linedata Services 2,594
15,683 LINK Mobility Group Holding ASA* 30,019
1,195 Magic Software Enterprises, Ltd. 11,358
500 Miroku Jyoho Service Co., Ltd. 6,195
1,400 m-up Holdings, Inc. 12,610
1,981 Nemetschek SE 194,782
145 Nice, Ltd.* 25,038
800 NSW, Inc. 16,564
30,146 Nuix, Ltd.* 61,647
400 OBIC Business Consultants Co., Ltd. 16,827
1,335 Objective Corp., Ltd. 10,699
896 Open Text Corp., ADR 26,916
3,680 Open Text Corp. 110,516
800 Oracle Corp. Japan 55,353
3,833 Pinewood Technologies Group plc* 17,246
1,000 Plus Alpha Consulting Co., Ltd. 11,851

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
34
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
1,127 QT Group Oyj* $ 93,559
3,000 Rakus Co., Ltd. 38,498
7,353 RPMGlobal Holdings, Ltd.* 14,049
8,181 Sage Group plc (The) 112,193
2,076 SAP SE 421,442
32,840 Sinch AB*(a) 79,815
500 SRA Holdings 13,775
18,500 Systena Corp. 36,195
5,699 TeamViewer SE*(a) 63,803
10,326 Technology One, Ltd. 127,509
2,959 Temenos AG, Registered Shares 204,110
3,468 TomTom NV* 19,489
2,000 Trend Micro, Inc. 81,192
3,188 Truecaller AB, Class B 10,697
12,001 Vista Group International, Ltd.* 16,534
778 Vitec Software Group AB, B Shares 40,382
44,000 Vobile Group, Ltd.* 7,037
1,200 WingArc1st, Inc. 20,309
783 WiseTech Global, Ltd.* 52,033
1,966 WithSecure Oyj* 2,156
697 Xero, Ltd.* 63,100
3,668,015
Specialty Retail (1.3%):
1,200 ABC-Mart, Inc. 21,107
16,866 Accent Group, Ltd. 21,713
11,912 Adairs, Ltd.* 14,646
1,300 Adastria Co., Ltd. 29,387
900 Alpen Co., Ltd. 11,428
2,600 AOKI Holdings, Inc. 21,607
2,800 Aoyama Trading Co., Ltd. 25,966
3,270 ARCLANDS Corp. 39,477
2,887 Aritzia, Inc.* 81,720
1,006 ASOS plc*^ 4,537
1,143 Auto1 Group SE*(a) 7,435
2,500 Autobacs Seven Co., Ltd. 24,173
613 AutoCanada, Inc.* 8,618
9,615 Autosports Group, Ltd. 13,932
2,778 Avolta AG 108,063
13,237 BHG Group AB* 20,551
2,300 Bic Camera, Inc. 21,955
2,768 Bilia AB, A Shares 36,841
34,054 boohoo Group plc*^ 14,808
2,300 Bookoff Group Holdings, Ltd. 20,253
3,245 Byggmax Group AB 10,725
2,609 Carasso Motors, Ltd. 12,120
16,294 Card Factory plc 19,146
3,919 CECONOMY AG* 12,444
14,275 Cettire, Ltd.* 11,043
800 Chiyoda Co., Ltd. 4,657
32,200 Chow Tai Fook Jewellery Group, Ltd. 34,821
1,435 Clas Ohlson AB, B Shares 23,775
51,069 Currys plc* 46,505
4,700 DCM Holdings Co., Ltd. 42,764
928 Delek Automotive Systems, Ltd. 4,671
7,507 DFS Furniture plc 10,435
291 Dor Alon Energy in Israel 1988, Ltd.* 5,443
5,973 Dunelm Group plc 80,376
8,164 Eagers Automotive, Ltd. 57,503
3,700 EDION Corp. 37,395
Shares Value
Common Stocks, continued
Specialty Retail, continued
115,950 Esprit Holdings, Ltd.* $ 2,212
1,500 Fast Retailing Co., Ltd. 380,588
786 Fielmann Group AG 36,104
917 Fnac Darty SA 29,049
358 Fox Wizel, Ltd. 24,221
4,126 Frasers Group plc* 46,057
2,300 Geo Holdings Corp. 23,975
100,000 Giordano International, Ltd. 23,696
4,635 H & M Hennes & Mauritz AB, Class B 73,213
10,860 Halfords Group plc 19,265
1,000 Honeys Holdings Co., Ltd. 9,839
485 Hornbach Holding AG & Co. KGaA 40,827
13,500 Hour Glass, Ltd. (The) 15,534
2,800 IDOM, Inc. 24,359
9,403 Industria de Diseno Textil SA 464,609
3,000 Istyle, Inc.* 9,115
1,000 Jade Group, Inc.* 10,233
4,720 JB Hi-Fi, Ltd. 191,859
23,715 JD Sports Fashion plc 35,489
700 JINS Holdings, Inc. 17,103
1,500 Joshin Denki Co., Ltd. 24,733
1,900 Joyful Honda Co., Ltd. 26,329
2,166 Kamux Corp. 12,635
1,913 Kid ASA(a) 26,598
67,531 Kingfisher plc 212,549
26,469 KMD Brands, Ltd. 5,640
900 Kohnan Shoji Co., Ltd. 23,404
900 Komehyo Holdings Co., Ltd. 25,080
1,600 Komeri Co., Ltd. 34,861
3,300 K's Holdings Corp. 31,067
1,766 Leon's Furniture, Ltd. 29,552
3,441 Lovisa Holdings, Ltd. 74,824
9,000 Luk Fook Holdings International, Ltd. 19,126
531 Maisons du Monde SA(a) 2,297
2,347 Matas A/S 38,972
1,681 MEKO AB 18,797
1,563 Mobilezone Holding AG, Registered Shares 23,729
7,872 Moonpig Group PLC* 18,868
6,515 N Brown Group plc* 1,658
1,800 Nextage Co., Ltd. 26,952
4,152 Nick Scali, Ltd. 38,107
1,900 Nishimatsuya Chain Co., Ltd. 25,358
800 Nitori Holdings Co., Ltd. 84,637
3,600 Nojima Corp. 36,162
28,290 Oriental Watch Holdings 12,536
2,000 PAL GROUP Holdings Co., Ltd. 22,586
10,167 Pets at Home Group plc 38,007
4,539 Premier Investments, Ltd. 94,252
1,217 Retailors, Ltd. 21,294
3,570 Rvrc Holding AB 15,396
3,200 Sanrio Co., Ltd. 59,030
3,600 Scroll Corp. 24,339
1,500 Shimamura Co., Ltd. 68,312
2,100 Sleep Country Canada Holdings, Inc.(a) 40,038
7,699 Super Retail Group, Ltd. 71,264
5,990 Synsam AB 29,795
1,400 Syuppin Co., Ltd. 12,475
2,600 Temple & Webster Group, Ltd.* 16,242
900 T-Gaia Corp. 17,096

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
35
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Specialty Retail, continued
919 Unieuro SpA(a) $ 7,903
1,600 United Arrows, Ltd. 19,735
12,300 USS Co., Ltd. 103,531
13,891 Vertu Motors plc 12,627
8,200 VT Holdings Co., Ltd. 25,991
8,991 Watches of Switzerland Group plc*(a) 47,108
3,259 WH Smith plc 46,610
17,065 Wickes Group plc 28,700
900 Workman Co., Ltd. 20,924
800 World Co., Ltd. 10,505
700 Xebio Holdings Co., Ltd. 5,178
16,754 XXL ASA*(a) 1,312
22,300 Yamada Holdings Co., Ltd. 59,991
1,900 Yellow Hat, Ltd. 27,152
1,582 Zalando SE*(a) 36,976
1,200 ZOZO, Inc. 30,109
4,328,336
Technology Hardware, Storage & Peripherals (0.3%):
48,648 ams-OSRAM AG* 66,829
6,600 Brother Industries, Ltd. 116,768
4,400 Canon, Inc. 119,573
700 Eizo Corp. 21,204
1,800 Elecom Co., Ltd. 18,310
8,500 FUJIFILM Holdings Corp. 199,860
16,600 Konica Minolta, Inc. 46,033
739 Logitech International SA, Class R 71,125
1,058 Logitech International SA, ADR, Class R 102,499
4,000 MCJ Co., Ltd. 37,548
12,000 PC Partner Group, Ltd. 6,872
1,935 Quadient SA 36,064
12,000 Ricoh Co., Ltd. 103,092
5,100 Seiko Epson Corp. 79,158
1,500 Toshiba TEC Corp. 32,185
1,057,120
Textiles, Apparel & Luxury Goods (2.2%):
1,200 adidas AG 286,355
11,200 Asics Corp. 172,367
448 Bijou Brigitte AG 17,509
1,748 Brunello Cucinelli SpA 175,371
1,110 Burberry Group plc 12,324
364 Calida Holding AG, Registered Shares 12,278
1,900 Canada Goose Holdings, Inc.* 24,571
408 Canada Goose Holdings, Inc., ADR* 5,275
18,000 Chow Sang Sang Holdings International, Ltd. 16,664
3,912 Cie Financiere Richemont SA, Registered Shares 610,643
69,273 Coats Group plc 69,054
485 Delta Galil, Ltd. 20,393
14,425 Dr. Martens plc 13,634
400 Fujibo Holdings, Inc. 12,492
1,142 Gildan Activewear, Inc., ADR 43,305
4,831 Gildan Activewear, Inc. 183,259
800 Goldwin, Inc. 43,801
900 Gunze, Ltd. 32,152
2,100 Hagihara Industries, Inc. 20,505
280 Hermes International SCA 644,388
2,040 HUGO BOSS AG 91,115
1,500 Japan Wool Textile Co., Ltd. (The) 12,681
607 Kering SA 220,637
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
700 Kurabo Industries, Ltd. $ 21,797
3,170 LVMH Moet Hennessy Louis Vuitton SE 2,434,067
1,211 Marimekko Oyj 18,503
2,846 Moncler SpA 174,267
5,144 New Wave Group AB, Class B 52,946
5,000 Onward Holdings Co., Ltd. 19,383
12,688 OVS SpA(a) 33,595
44,000 Pacific Textiles Holdings, Ltd. 8,803
5,369 Pandora A/S 806,729
4,800 PRADA SpA 35,891
4,412 Puma SE 202,743
7,277 Safilo Group SpA* 7,822
1,885 Salvatore Ferragamo SpA 15,914
40,200 Samsonite International SA(a) 119,932
2,100 Sankyo Seiko Co., Ltd. 9,712
500 Sanyo Shokai, Ltd. 7,489
700 Seiko Group Corp. 21,469
17,500 Stella International Holdings, Ltd. 35,520
906 Swatch Group AG (The) 37,049
414 Swatch Group AG (The), Class BR 84,837
11,500 Texhong International Group, Ltd.* 6,434
60,000 Texwinca Holdings, Ltd. 7,790
3,200 TSI Holdings Co, Ltd. 19,181
5,500 Unitika, Ltd.* 11,024
377 Van de Velde NV 12,434
2,000 Wacoal Holdings Corp. 55,758
33,514 Yue Yuen Industrial Holdings, Ltd. 64,775
7,066,637
Tobacco (0.5%):
24,359 British American Tobacco plc 748,683
17,335 Imperial Brands plc 443,773
13,200 Japan Tobacco, Inc. 357,394
2,779 Scandinavian Tobacco Group A/S(a) 39,236
1,589,086
Trading Companies & Distributors (1.8%):
14,511 Acrow, Ltd.* 10,284
3,441 AddTech AB, B Shares 85,825
900 ADENTRA, Inc. 24,521
1,000 Alconix Corp. 9,717
1,271 Alligo AB, Class B 17,229
8,626 Ashtead Group plc 574,652
4,051 Ashtead Technology Holdings plc 38,971
1,440 Azelis Group NV 25,684
653 BayWa AG* 14,159
2,058 Beijer Ref AB 31,880
1,271 Bergman & Beving AB 35,486
236 Bossard Holding AG, Registered Shares 55,417
5,394 Brenntag SE 363,436
955 Bufab AB 35,199
1,578 Bunzl plc 59,850
500 Chori Co., Ltd. 11,169
70,000 CSC Holdings, Ltd.* 206
1,200 Daiichi Jitsugyo Co., Ltd. 18,204
1,991 Diploma plc 103,869
4,000 Doman Building Materials Group, Ltd. 20,235
5,900 Finning International, Inc. 173,002
9,404 Grafton Group plc 110,437
1,700 Hanwa Co., Ltd. 65,306

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
36
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
17,744 Howden Joinery Group plc $ 196,025
2,336 IMCD NV 323,338
1,800 Inaba Denki Sangyo Co., Ltd. 44,010
2,900 Inabata & Co., Ltd. 63,749
3,700 ITOCHU Corp. 181,573
616 Jacquet Metals SACA 9,656
500 Japan Pulp & Paper Co., Ltd. 18,933
700 Kamei Corp. 10,287
900 Kanaden Corp. 9,470
1,700 Kanamoto Co., Ltd. 31,438
4,400 Kanematsu Corp. 73,965
4,700 KPP Group Holdings Co., Ltd. 23,747
900 Kyokuto Boeki Kaisha, Ltd. 10,093
8,000 Marubeni Corp. 149,456
800 MARUKA FURUSATO Corp. 10,727
1,500 Mitani Corp. 15,158
17,900 Mitsubishi Corp. 352,111
13,800 Mitsui & Co., Ltd. 314,840
800 Mitsui Matsushima Holdings Co., Ltd. 25,195
1,271 Momentum Group AB 20,761
3,800 MonotaRO Co., Ltd. 44,762
4,100 Nagase & Co., Ltd. 80,449
600 Nichiden Corp. 13,441
1,200 Nishio Holdings Co., Ltd. 30,886
3,414 OEM International AB, Class B 37,551
700 Onoken Co., Ltd. 7,373
22,000 Realord Group Holdings, Ltd.* 15,157
3,537 Reece, Ltd. 59,128
10,099 Rexel SA 259,777
2,592 Richelieu Hardware, Ltd. 78,050
13,382 RS GROUP plc 118,310
2,804 Russel Metals, Inc. 76,398
2,300 Sanyo Trading Co., Ltd. 23,132
900 Sato Shoji Corp. 9,578
207 Scope Metals Group, Ltd.* 5,884
600 Senshu Electric Co., Ltd. 20,029
4,416 Seven Group Holdings, Ltd. 110,443
500 Shinsho Corp. 24,679
22,549 SIG plc* 7,098
4,200 Sojitz Corp. 102,444
409 Solar A/S, B Shares 18,968
17,864 Speedy Hire plc 7,684
5,800 Sumitomo Corp. 145,673
130,000 Theme International Holdings, Ltd. 8,140
269 Thermador Groupe 22,498
600 Tomoe Engineering Co., Ltd. 18,436
3,093 Toromont Industries, Ltd. 273,891
2,100 Totech Corp. 33,325
11,700 Toyota Tsusho Corp. 229,139
9,570 Travis Perkins plc 93,131
2,400 Trusco Nakayama Corp. 36,634
800 Tsubakimoto Kogyo Co., Ltd. 11,098
800 Wajax Corp. 14,978
2,700 Wakita & Co., Ltd. 29,076
2,700 Yamazen Corp. 23,854
800 Yuasa Trading Co., Ltd. 28,147
5,888,511
Transportation Infrastructure (0.5%):
1,024 Aena SME SA(a) 206,509
Shares Value
Common Stocks, continued
Transportation Infrastructure, continued
246 Aeroports de Paris SA $ 30,055
13,571 Atlas Arteria, Ltd. 46,232
10,420 Auckland International Airport, Ltd. 48,407
2,033 Enav SpA(a) 8,132
1,122 Flughafen Zurich AG, Registered Shares 247,568
2,258 Fraport AG Frankfurt Airport Services Worldwide* 116,527
9,482 Getlink SE 156,592
1,618 Hamburger Hafen und Logistik AG 27,789
182,200 Hutchison Port Holdings Trust 23,318
1,940 James Fisher & Sons plc* 7,799
2,200 Japan Airport Terminal Co., Ltd. 75,205
3,300 Kamigumi Co., Ltd. 68,046
2,100 Mitsubishi Logistics Corp. 69,064
400 Nissin Corp. 11,873
5,399 Port of Tauranga, Ltd. 15,526
34,191 Qube Holdings, Ltd. 82,826
7,976 SATS, Ltd.* 16,747
6,900 SIA Engineering Co., Ltd. 11,795
3,400 Sumitomo Warehouse Co., Ltd. (The) 55,362
106 Svitzer Group A/S* 3,951
17,817 Transurban Group* 147,288
1,941 Westshore Terminals Investment Corp. 32,225
1,508,836
Water Utilities (0.1%):
7,001 Pennon Group plc 50,745
5,865 Severn Trent plc 176,392
45,000 SIIC Environment Holdings, Ltd. 5,610
13,306 United Utilities Group plc 165,215
397,962
Wireless Telecommunication Services (0.8%):
2,349 1&1 AG 40,095
50,710 Airtel Africa plc(a) 77,067
3,670 Cellcom Israel, Ltd.* 12,641
5,950 Freenet AG 157,961
88,000 Hutchison Telecommunications Hong Kong Holdings,
Ltd. 11,040
17,100 Japan Communications, Inc.* 20,035
18,500 KDDI Corp. 490,315
7,038 Millicom International Cellular SA* 171,261
1,000 Okinawa Cellular Telephone Co. 24,413
1,324 Orange Belgium SA* 21,185
8,995 Partner Communications Co., Ltd.* 36,192
6,595 Rogers Communications, Inc., Class B 243,956
1,242 Rogers Communications, Inc., Class B, ADR 45,929
35,000 SmarTone Telecommunications Holdings, Ltd. 16,266
24,800 SoftBank Corp. 303,494
5,500 SoftBank Group Corp. 358,617
21,800 StarHub, Ltd. 19,458
14,771 Tele2 AB, B Shares 148,615
445,720 Vodafone Group plc 392,630
2,591,170
Total Common Stocks (Cost $297,416,941) 325,232,515

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
37
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2024 :
(Unaudited)
Shares Value
Preferred Stocks (0.5%):
Automobile Components (0.0%
†
):
2,535 Schaeffler AG, 8.38% $ 14,581
Automobiles (0.3%):
1,494 Bayerische Motoren Werke AG, 7.31%, 5/15/20 131,779
880 Dr Ing hc F Porsche AG, 3.33%(a) 65,415
3,297 Porsche Automobil Holding SE, 6.07%, 5/20/20 149,013
4,616 Volkswagen AG, 8.60%, 5/8/20 520,743
866,950
Chemicals (0.1%):
3,374 FUCHS SE, 2.60% 154,114
Construction Materials (0.0%
†
):
123 STO SE & Co KGaA, 0.20% 20,910
Ground Transportation (0.0%
†
):
910 Sixt SE, 7.63% 50,076
Health Care Equipment & Supplies (0.0%
†
):
509 Draegerwerk AG & Co. KGaA, 3.62% 27,086
Household Durables (0.0%
†
):
160 Einhell Germany AG, 1.55% 32,141
Household Products (0.1%):
3,118 Henkel AG & Co. KGaA, 2.22%, 4/21/20 277,819
Life Sciences Tools & Services (0.0%
†
):
378 Sartorius AG, 0.34% 88,579
Machinery (0.0%
†
):
2,224 Jungheinrich AG, 2.44% 73,271
Total Preferred Stocks (Cost $1,826,786 ) 1,605,527
Contracts Value
Warrants (0.0%
†
):
Metals & Mining (0.0%
†
):
2,352 Arafura Rare Earths, Ltd., 6/20/25* $ 55
Software (0.0%
†
):
201 Constellation Software, Inc., 3/31/40*(b) —
Total Warrants (Cost $—) 55
Shares
Rights (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
4,039 Amplifon SpA, Expires on 7/10/24* —
2,704 Clariane SE, Expires on 7/1/24* 3,171
3,171
Paper & Forest Products (0.0%
†
):
529 Iberpapel Gestion SA, Expires on 7/15/24* 217
Total Rights (Cost $29,454) 3,388
Unaffiliated Investment Companies (0.9%):
Money Markets (0.9%):
2,413,407 BlackRock Liquidity FedFund, Institutional Class,
5.17%(c)(d) 2,413,407
581,541 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(d) 581,541
Total Unaffiliated Investment Companies (Cost $2,994,948) 2,994,948
Total Investment Securities
(Cost $302,268,129) — 100.1% 329,836,433
Net other assets (liabilities) — (0.1)% (492,451)
Net Assets — 100.0% $ 329,343,982
ADR—American Depository Receipt
NYS—New York Shares
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $2,221,135.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2024.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(d) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 6.5%
Austria 0.6%
Belgium 1.1%
Bermuda 0.1%
Cambodia —%
†
Canada 10.5%
Chile —%
†

AZL DFA International Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
38
See accompanying notes to the financial statements.
Country Percentage
China —%
†
Curacao —%
†
Cyprus —%
†
Denmark 3.4%
Faroe Islands —%
†
Finland 1.6%
France 7.3%
Georgia —%
†
Germany 6.9%
Greece —%
†
Hong Kong 1.5%
Ireland 1.0%
Isle of Man —%
†
Israel 0.8%
Italy 2.3%
Japan 23.0%
Jersey —%
†
Jordan —%
†
Liechtenstein —%
†
Luxembourg 0.3%
Macau —%
†
Malaysia —%
†
Malta —%
†
Mauritius —%
†
Mexico —%
†
Mongolia —%
†
Netherlands 4.0%
New Zealand 0.3%
Norway 0.8%
Peru —%
†
Poland —%
†
Portugal 0.3%
Russia —%
†
Singapore 1.0%
South Africa 0.1%
Spain 2.5%
Sweden 2.7%
Switzerland 7.8%
Taiwan, Province Of China —%
†
United Arab Emirates —%
†
United Kingdom 12.2%
United States 1.4%
100.0%
† Represents less than 0.05%.

AZL DFA International Core Equity Fund
39
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 302,268,129
Investment securities, at value(a) $ 329,836,433
Cash 1,649
Interest and dividends receivable 518,294
Foreign currency, at value (cost $944,538) 944,531
Receivable for investments sold 255,126
Prepaid expenses 577
Reclaims receivable 944,662
Total Assets 332,501,272
Liabilities:
Payable for investments purchased 484,652
Payable for collateral received on loaned securities 2,413,407
Management fees payable 177,497
Administration fees payable 10,432
Distribution fees payable 68,268
Custodian fees payable 1,444
Administrative and compliance services fees payable 51
Transfer agent fees payable 90
Trustee fees payable 130
Other accrued liabilities 1,319
Total Liabilities 3,157,290
Commitments and contingent liabilities^
Net Assets
$ 329,343,982
Net Assets Consist of:
Paid in capital $ 276,103,173
Total distributable earnings 53,240,809
Net Assets
$ 329,343,982
Shares of beneficial interest (unlimited number of shares authorized, no par value) 30,942,192
Net Asset Value (offering and redemption price per share) $ 10.64
(a) Includes securities on loan of $2,221,135.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 6,717,614
Interest 444
Income from securities lending 18,803
Foreign withholding tax (727,469)
Total Investment Income 6,009,392
Expenses:
Management fees 1,377,375
Administration fees 85,776
Distribution fees 362,467
Custodian fees 56,316
Administrative and compliance services fees 2,480
Transfer agent fees 5,227
Trustee fees 9,845
Professional fees 13,173
Shareholder reports 1,345
Other expenses 11,098
Total expenses before reductions 1,925,102
Less Management fees contractually waived (434,960)
Net expenses 1,490,142
Net Investment Income/(Loss)
4,519,250
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 5,070,326
Change in net unrealized appreciation/depreciation on securities and foreign currencies 202,928
Net realized and Change in net unrealized gains/losses on
investments
5,273,254
Change in Net Assets Resulting From Operations
$ 9,792,504

AZL DFA International Core Equity Fund
40
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 4,519,250 $ 5,643,365
Net realized gains/(losses) on investments 5,070,326 11,520,027
Change in unrealized appreciation/depreciation on investments 202,928 19,446,403
Change in net assets resulting from operations 9,792,504 36,609,795
Distributions to Shareholders:
Distributions — (12,775,792)
Change in net assets resulting from distributions to shareholders — (12,775,792)
Capital Transactions:
Proceeds from shares issued 90,600,000 95,455,321
Proceeds from dividends reinvested — 12,775,792
Value of shares redeemed (31,220,560) (63,432,324)
Change in net assets resulting from capital transactions 59,379,440 44,798,789
Change in net assets 69,171,944 68,632,792
Net Assets:
Beginning of period 260,172,038 191,539,246
End of period $ 329,343,982 $ 260,172,038
Share Transactions:
Shares issued 8,550,950 9,845,066
Dividends reinvested — 1,413,251
Shares redeemed (2,943,459) (6,370,170)
Change in shares 5,607,491 4,888,147
Amounts shown as “—” are either $0 or round to less than $1.

AZL DFA International Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
41
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$10.27 $9.37 $12.32 $11.06 $10.58 $9.20
Investment Activities:
Net Investment Income/(Loss)(a) 0 .16  0 .23  0 .24  0 .19  0 .12  0 .21
Net Realized and Unrealized Gains/(Losses)
on Investments 0 .21  1 .19  ( 2 .04 ) 1 .25  0 .61  1 .65
Total from Investment Activities 0 .37  1 .42  ( 1 .80 ) 1 .44  0 .73  1 .86
Distributions to Shareholders From:
Net Investment Income —  ( 0 .19 ) ( 0 .26 ) ( 0 .18 ) ( 0 .25 ) ( 0 .15 )
Net Realized Gains —  ( 0 .33 ) ( 0 .89 ) —  —  ( 0 .33 )
Total Dividends —  ( 0 .52 ) ( 1 .15 ) ( 0 .18 ) ( 0 .25 ) ( 0 .48 )
Net Asset Value, End of Period
$10.64 $10.27 $9.37 $12.32 $11.06 $10.58
Total Return
(b) 3 .60% (c) 15.93% (13.49) % 13.05% 7 .25% 20.72%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $329,344 $260,172 $191,539 $251,818 $265,060 $275,886
Net Investment Income/(Loss)(d) 3 .12% 2 .33% 2 .30% 1 .61% 1 .29% 2 .09%
Expenses Before Reductions(d)(e) 1 .33% 1 .33% 1 .30% 1 .31% 1 .34% 1 .33%
Expenses Net of Reductions(d) 1 .03% 1 .03% 1 .08% 1 .11% 1 .14% 1 .13%
Portfolio Turnover Rate 13% (c) 34% 13% 7% 14% 6%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
42
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA International
Core Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
43
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,872 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,413,407 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
*The Manager waived, prior to any application of expense limit, the management fee to 0.65% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.20% of the first $100 million of the Fund’s net assets and 0.17% of the Fund’s net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Annual Rate* Annual Expense Limit
AZL DFA International Core Equity Fund 0.95% 1.39%

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
44
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
45
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $237,343,775. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 49,117,630 $ 276,114,885 $ —
#
$ 325,232,515
Preferred Stocks
+
— 1,605,527 — 1,605,527
Warrants
+
55 — —
#
55
Rights
+
217 3,171 — 3,388
Unaffiliated Investment Companies 2,994,948 — — 2,994,948
Total Investment Securities $52,112,850 $277,723,583 $— $329,836,433
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
Purchases Sales
AZL DFA International Core Equity Fund $100,800,541 $37,970,350
Unrealized appreciation $45,775,443
Unrealized (depreciation) (23,221,483)
Net unrealized appreciation/(depreciation) $22,553,960
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA International Core Equity Fund $4,670,757 $8,105,035 $12,775,792
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL DFA International Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
46
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA International Core Equity Fund $8,413,608 $12,456,829 $— $22,577,868 $43,448,305
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of passive foreign investment companies and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® DFA U.S. Core Equity Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® DFA U.S. Core Equity Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.7%):
Aerospace & Defense (1.5%):
1,210 AAR Corp.* $ 87,967
661 AeroVironment, Inc.* 120,408
712 Astronics Corp.* 14,261
415 Astronics Corp., Class B* 8,341
733 Axon Enterprise, Inc.* 215,678
7,126 Boeing Co. (The)* 1,297,003
3,558 BWX Technologies, Inc. 338,010
1,164 Cadre Holdings, Inc. 39,064
685 CPI Aerostructures, Inc.* 1,692
1,414 Curtiss-Wright Corp. 383,166
625 Ducommun, Inc.* 36,288
2,977 General Dynamics Corp. 863,747
842 HEICO Corp. 188,280
1,285 HEICO Corp., Class A 228,113
2,472 Hexcel Corp. 154,376
8,680 Howmet Aerospace, Inc. 673,828
1,516 Huntington Ingalls Industries, Inc. 373,436
6,214 Kratos Defense & Security Solutions, Inc.* 124,342
3,408 L3Harris Technologies, Inc. 765,369
9,451 Leonardo DRS, Inc.* 241,095
4,412 Lockheed Martin Corp. 2,060,845
3,444 Mercury Systems, Inc.* 92,954
1,464 Moog, Inc., Class A 244,927
343 National Presto Industries, Inc. 25,770
1,734 Northrop Grumman Corp. 755,937
953 Park Aerospace Corp. 13,037
16,207 RTX Corp. 1,627,021
4,367 Textron, Inc. 374,951
694 TransDigm Group, Inc. 886,661
1,234 V2X, Inc.* 59,183
1,880 Woodward, Inc. 327,834
12,623,584
Air Freight & Logistics (0.6%):
3,159 Air Transport Services Group, Inc.* 43,815
4,935 CH Robinson Worldwide, Inc. 434,872
3,261 Expeditors International of Washington, Inc. 406,940
6,257 FedEx Corp. 1,876,099
1,224 Forward Air Corp. 23,305
4,705 GXO Logistics, Inc.* 237,602
3,293 Hub Group, Inc., Class A 141,764
3,266 Radiant Logistics, Inc.* 18,584
11,882 United Parcel Service, Inc., Class B 1,626,052
4,809,033
Automobile Components (0.4%):
5,254 Adient plc* 129,826
10,209 American Axle & Manufacturing Holdings, Inc.* 71,361
5,861 Aptiv plc* 412,732
4,723 Autoliv, Inc. 505,314
8,809 BorgWarner, Inc. 284,002
1,256 Cooper-Standard Holdings, Inc.* 15,625
7,909 Dana, Inc. 95,857
1,280 Dorman Products, Inc.* 117,094
1,423 Fox Factory Holding Corp.* 68,574
4,300 Garrett Motion, Inc.* 36,937
9,431 Gentex Corp. 317,919
999 Gentherm, Inc.* 49,271
15,806 Goodyear Tire & Rubber Co. (The)* 179,398
Shares Value
Common Stocks, continued
Automobile Components, continued
1,038 LCI Industries $ 107,308
2,540 Lear Corp. 290,093
3,637 Modine Manufacturing Co.* 364,391
1,190 Motorcar Parts of America, Inc.* 7,342
1,356 Patrick Industries, Inc. 147,194
1,374 Phinia, Inc. 54,081
18,021 QuantumScape Corp.* 88,663
616 Standard Motor Products, Inc. 17,082
587 Stoneridge, Inc.* 9,369
275 Strattec Security Corp.* 6,875
1,184 Visteon Corp.* 126,333
1,310 XPEL, Inc.* 46,584
3,549,225
Automobiles (0.9%):
96,820 Ford Motor Co. 1,214,123
30,888 General Motors Co. 1,435,056
8,524 Harley-Davidson, Inc. 285,895
4,690 Lucid Group, Inc.*^ 12,241
31,135 Rivian Automotive, Inc., Class A* 417,832
18,622 Tesla, Inc.* 3,684,921
2,301 Thor Industries, Inc. 215,028
1,509 Winnebago Industries, Inc. 81,788
7,346,884
Banks (4.2%):
859 1st Source Corp. 46,060
504 ACNB Corp. 18,280
1,092 Amalgamated Financial Corp. 29,921
3,429 Ameris Bancorp 172,650
704 Ames National Corp. 14,425
1,076 Arrow Financial Corp. 28,030
8,497 Associated Banc-Corp. 179,712
5,101 Atlantic Union Bankshares Corp. 167,568
3,462 Axos Financial, Inc.* 197,853
3,663 Banc of California, Inc. 46,813
1,452 BancFirst Corp. 127,340
2,831 Bancorp, Inc. (The)* 106,899
86,104 Bank of America Corp. 3,424,356
1,028 Bank of Hawaii Corp. 58,812
724 Bank of Marin Bancorp 11,722
3,254 Bank of NT Butterfield & Son, Ltd. (The) 114,280
6,593 Bank OZK 270,313
1,591 BankFinancial Corp. 16,371
4,263 BankUnited, Inc. 124,778
2,014 Banner Corp. 99,975
433 Bar Harbor Bankshares 11,639
842 BCB Bancorp, Inc. 8,950
1,898 Berkshire Hills Bancorp, Inc. 43,274
2,482 BOK Financial Corp. 227,451
2,707 Brookline Bancorp, Inc. 22,603
280 Burke & Herbert Financial Services Corp. 14,274
977 Byline Bancorp, Inc. 23,194
74 C&F Financial Corp. 3,567
10,276 Cadence Bank 290,605
256 Cambridge Bancorp 17,664
843 Camden National Corp. 27,819
489 Capital City Bank Group, Inc. 13,907
10,139 Capitol Federal Financial, Inc. 55,663

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,023 Carter Bankshares, Inc.* $ 15,468
4,087 Cathay General Bancorp 154,162
1,402 Central Pacific Financial Corp. 29,722
377 Chemung Financial Corp. 18,096
23,038 Citigroup, Inc. 1,461,992
943 Citizens & Northern Corp. 16,870
8,084 Citizens Financial Group, Inc. 291,267
552 Citizens Holding Co. 4,333
604 City Holding Co. 64,175
938 Civista Bancshares, Inc. 14,530
735 CNB Financial Corp. 15,001
85 Codorus Valley Bancorp, Inc. 2,043
56 Colony Bankcorp, Inc. 686
4,298 Columbia Financial, Inc.* 64,341
4,595 Comerica, Inc. 234,529
3,093 Commerce Bancshares, Inc. 172,528
3,029 Community Financial System, Inc. 142,999
517 Community Trust Bancorp, Inc. 22,572
933 Community West Bancshares 17,261
1,154 ConnectOne Bancorp, Inc. 21,799
2,242 Cullen/Frost Bankers, Inc. 227,854
1,643 Customers Bancorp, Inc.* 78,831
4,697 CVB Financial Corp. 80,976
1,876 Dime Community Bancshares, Inc. 38,270
1,065 Eagle Bancorp, Inc. 20,129
4,861 East West Bancorp, Inc. 355,971
4,884 Eastern Bankshares, Inc. 68,278
2,103 Enterprise Financial Services Corp. 86,034
682 Equity Bancshares, Inc., Class A 24,006
855 ESSA Bancorp, Inc. 15,039
312 Evans Bancorp, Inc. 8,770
1,329 Farmers National Banc Corp. 16,599
1,860 FB Financial Corp. 72,596
15,437 Fifth Third Bancorp 563,296
1,053 Financial Institutions, Inc. 20,344
814 First Bancorp, Inc. (The) 20,228
8,462 First BanCorp/Pureto Rico 154,770
2,566 First Bancorp/Southern Pines NC 81,907
611 First Bancshares, Inc. (The) 15,874
2,494 First Busey Corp. 60,380
664 First Business Financial Services, Inc. 24,561
408 First Capital, Inc. 12,424
237 First Citizens BancShares, Inc., Class A 399,016
6,217 First Commonwealth Financial Corp. 85,857
512 First Community Bankshares, Inc. 18,862
4,544 First Financial Bancorp 100,968
6,313 First Financial Bankshares, Inc. 186,423
536 First Financial Corp. 19,768
733 First Financial Northwest, Inc. 15,488
1,155 First Foundation, Inc. 7,565
7,191 First Hawaiian, Inc. 149,285
17,798 First Horizon Corp. 280,674
4,307 First Interstate BancSystem, Inc., Class A 119,605
3,120 First Merchants Corp. 103,865
660 First Mid Bancshares, Inc. 21,701
1,573 First of Long Island Corp. (The) 15,761
2,253 Flushing Financial Corp. 29,627
20,310 FNB Corp. 277,841
9,404 Fulton Financial Corp. 159,680
Shares Value
Common Stocks, continued
Banks, continued
769 German American Bancorp, Inc. $ 27,184
6,173 Glacier Bancorp, Inc. 230,376
397 Great Southern Bancorp, Inc. 22,077
16 Greene County Bancorp, Inc.^ 539
4,066 Hancock Whitney Corp. 194,477
2,408 Hanmi Financial Corp. 40,262
1,642 HarborOne Bancorp, Inc. 18,275
45 Hawthorn Bancshares, Inc. 891
636 HBT Financial, Inc. 12,987
2,376 Heartland Financial USA, Inc. 105,613
2,010 Heritage Commerce Corp. 17,487
1,197 Heritage Financial Corp. 21,582
2,750 Hilltop Holdings, Inc. 86,020
62 Hingham Institution For Savings (The) 11,091
11,467 Home BancShares, Inc. 274,749
628 HomeStreet, Inc. 7,159
484 HomeTrust Bancshares, Inc. 14,535
4,470 Hope Bancorp, Inc. 48,008
1,071 Horizon Bancorp, Inc. 13,248
28,418 Huntington Bancshares, Inc. 374,549
413 IF Bancorp, Inc. 6,682
855 Independent Bank Corp. 23,085
2,109 Independent Bank Corp. ADR 106,968
2,348 Independent Bank Group, Inc. 106,881
3,500 International Bancshares Corp. 200,235
42,432 JPMorgan Chase & Co. 8,582,296
2,442 Kearny Financial Corp. 15,018
1,249 Kentucky First Federal Bancorp 3,947
16,303 KeyCorp 231,666
750 Lake Shore Bancorp, Inc. 9,383
1,343 Lakeland Financial Corp. 82,621
607 Landmark Bancorp, Inc. 11,654
712 LCNB Corp. 9,904
1,274 Live Oak Bancshares, Inc. 44,666
3,506 M&T Bank Corp. 530,668
2,571 Macatawa Bank Corp. 37,537
472 Mercantile Bank Corp. 19,149
684 Metrocity Bankshares, Inc. 18,058
241 Midland States Bancorp, Inc. 5,459
638 MidWestOne Financial Group, Inc. 14,349
1,928 National Bank Holdings Corp., Class A 75,288
514 National Bankshares, Inc. 14,536
1,885 NBT Bancorp, Inc. 72,761
10,032 New York Community Bancorp, Inc. 32,303
373 Nicolet Bankshares, Inc. 30,974
1,501 Northfield Bancorp, Inc. 14,230
510 Northrim Bancorp, Inc. 29,396
7,376 Northwest Bancshares, Inc. 85,193
511 Norwood Financial Corp. 12,969
3,803 OceanFirst Financial Corp. 60,430
2,292 OFG Bancorp 85,835
440 Ohio Valley Banc Corp. 8,800
13,092 Old National Bancorp 225,052
2,225 Old Second Bancorp, Inc. 32,952
2,023 Origin Bancorp, Inc. 64,170
638 Orrstown Financial Services, Inc. 17,456
5,352 Pacific Premier Bancorp, Inc. 122,935
939 Park National Corp. 133,657
1,240 Pathward Financial, Inc. 70,147

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,165 Peapack-Gladstone Financial Corp. $ 26,387
546 Penns Woods Bancorp, Inc. 11,220
608 Peoples Bancorp of North Carolina, Inc. 17,754
1,117 Peoples Bancorp, Inc. 33,510
2,752 Pinnacle Financial Partners, Inc. 220,270
5,077 PNC Financial Services Group, Inc. (The) 789,372
3,211 Popular, Inc. 283,949
432 Preferred Bank 32,612
1,369 Premier Financial Corp. 28,010
707 Primis Financial Corp. 7,409
4,199 Prosperity Bancshares, Inc. 256,727
679 Provident Financial Holdings, Inc. 8,488
5,890 Provident Financial Services, Inc. 84,522
606 QCR Holdings, Inc. 36,360
487 RBB Bancorp 9,160
16,778 Regions Financial Corp. 336,231
2,793 Renasant Corp. 85,298
917 Republic Bancorp, Inc., Class A 49,160
420 Riverview Bancorp, Inc. 1,676
1,756 S&T Bancorp, Inc. 58,633
3,092 Sandy Spring Bancorp, Inc. 75,321
1,366 Seacoast Banking Corp. of Florida 32,292
2,422 ServisFirst Bancshares, Inc. 153,046
1,113 Shore Bancshares, Inc. 12,744
1,028 Sierra Bancorp 23,007
7,336 Simmons First National Corp., Class A 128,967
100 South Plains Financial, Inc. 2,700
561 Southern Missouri Bancorp, Inc. 25,251
950 Southside Bancshares, Inc. 26,230
3,397 SouthState Corp. 259,599
1,230 Stellar Bancorp, Inc. 28,241
1,764 Sterling Bancorp, Inc.* 9,226
1,460 Stock Yards Bancorp, Inc. 72,518
8,225 Synovus Financial Corp. 330,563
733 Territorial Bancorp, Inc. 5,937
2,021 Texas Capital Bancshares, Inc.* 123,564
9,473 TFS Financial Corp. 119,549
490 Tompkins Financial Corp. 23,961
4,196 Towne Bank 114,425
1,020 TriCo Bancshares 40,361
1,001 Triumph Financial, Inc.* 81,832
15,401 Truist Financial Corp. 598,329
559 TrustCo Bank Corp. 16,082
2,995 Trustmark Corp. 89,970
2,481 UMB Financial Corp. 206,965
7,589 United Bankshares, Inc. 246,187
6,479 United Community Banks, Inc. 164,955
1,190 United Security Bancshares 8,628
42 Unity Bancorp, Inc. 1,242
850 Univest Financial Corp. 19,406
26,087 US Bancorp 1,035,654
23,069 Valley National Bancorp 161,022
1,827 Veritex Holdings, Inc. 38,531
4,015 WaFd, Inc. 114,749
501 Washington Trust Bancorp, Inc. 13,732
6,354 Webster Financial Corp. 276,971
44,105 Wells Fargo & Co. 2,619,396
3,211 WesBanco, Inc. 89,619
1,062 West BanCorp, Inc. 19,010
Shares Value
Common Stocks, continued
Banks, continued
1,793 Westamerica BanCorp $ 87,014
3,240 Western Alliance Bancorp 203,537
1,498 Western New England Bancorp, Inc. 10,306
3,437 Wintrust Financial Corp. 338,751
3,462 WSFS Financial Corp. 162,714
5,146 Zions Bancorp NA 223,182
36,402,718
Beverages (1.4%):
285 Boston Beer Co., Inc. (The), Class A* 86,939
1,890 Brown-Forman Corp., Class A 83,406
6,467 Brown-Forman Corp., Class B 279,310
4,834 Celsius Holdings, Inc.* 275,973
58,040 Coca-Cola Co. (The) 3,694,246
375 Coca-Cola Consolidated, Inc. 406,875
2,527 Constellation Brands, Inc., Class A 650,146
3,686 Duckhorn Portfolio, Inc. (The)* 26,171
26,712 Keurig Dr Pepper, Inc. 892,181
838 MGP Ingredients, Inc. 62,347
4,528 Molson Coors Beverage Co., Class B 230,158
7,603 Monster Beverage Corp.* 379,770
3,010 National Beverage Corp. 154,232
28,016 PepsiCo, Inc. 4,620,679
1,562 Vita Coco Co., Inc. (The)* 43,502
11,885,935
Biotechnology (2.0%):
27,564 AbbVie, Inc. 4,727,777
2,485 ACADIA Pharmaceuticals, Inc.* 40,381
396 Adverum Biotechnologies, Inc.* 2,717
3,000 Alector, Inc.* 13,620
6,056 Alkermes plc* 145,950
6,160 Allakos, Inc.* 6,160
4,027 Allogene Therapeutics, Inc.* 9,383
2,071 Alnylam Pharmaceuticals, Inc.* 503,253
4,823 Altimmune, Inc.*^ 32,073
7,340 Amgen, Inc. 2,293,383
955 AnaptysBio, Inc.* 23,932
955 Anika Therapeutics, Inc.* 24,190
2,832 Arcus Biosciences, Inc.* 43,131
3,076 Beam Therapeutics, Inc.* 72,071
2,813 Biogen, Inc.* 652,110
2,699 BioMarin Pharmaceutical, Inc.* 222,209
1,469 Bluebird Bio, Inc.* 1,446
2,246 CareDx, Inc.* 34,880
2,711 Catalyst Pharmaceuticals, Inc.* 41,993
3,031 CRISPR Therapeutics AG* 163,704
2,822 Day One Biopharmaceuticals, Inc.* 38,887
5,538 Denali Therapeutics, Inc.* 128,592
7,054 Dynavax Technologies Corp.* 79,216
1,370 Editas Medicine, Inc.* 6,398
1,656 Emergent BioSolutions, Inc.* 11,294
585 Enanta Pharmaceuticals, Inc.* 7,587
5,756 Exact Sciences Corp.* 243,191
11,465 Exelixis, Inc.* 257,619
5,379 Fate Therapeutics, Inc.* 17,643
1,432 G1 Therapeutics, Inc.* 3,265
24,765 Gilead Sciences, Inc. 1,699,127
430 GRAIL, Inc.* 6,609
3,331 Halozyme Therapeutics, Inc.* 174,411

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Biotechnology, continued
2,337 Ideaya Biosciences, Inc.* $ 82,052
7,038 Incyte Corp.* 426,644
3,835 Intellia Therapeutics, Inc.* 85,827
1,306 iTeos Therapeutics, Inc.* 19,381
200 Kodiak Sciences, Inc.* 470
664 Krystal Biotech, Inc.* 121,937
1,156 Kura Oncology, Inc.* 23,802
1,457 Kymera Therapeutics, Inc.* 43,492
1,449 MacroGenics, Inc.* 6,158
2,731 Moderna, Inc.* 324,306
605 Mural Oncology plc* 1,900
3,861 Myriad Genetics, Inc.* 94,440
2,091 Natera, Inc.* 226,434
1,298 Neurocrine Biosciences, Inc.* 178,696
24,422 PDL BioPharma, Inc.* 29,062
4,602 Poseida Therapeutics, Inc.* 13,438
1,321 Prothena Corp. plc* 27,265
4,160 Recursion Pharmaceuticals, Inc., Class A*^ 31,200
1,374 Regeneron Pharmaceuticals, Inc.* 1,444,115
1,759 REGENXBIO, Inc.* 20,580
3,704 Relay Therapeutics, Inc.* 24,150
2,810 Replimune Group, Inc.* 25,290
1,042 Rocket Pharmaceuticals, Inc.* 22,434
1,793 Sage Therapeutics, Inc.* 19,472
2,916 Sangamo Therapeutics, Inc.* 1,045
1,722 Sarepta Therapeutics, Inc.* 272,076
638 SpringWorks Therapeutics, Inc.* 24,034
1,347 United Therapeutics Corp.* 429,087
1,179 Vanda Pharmaceuticals, Inc.* 6,661
3,450 Veracyte, Inc.* 74,762
638 Vericel Corp.* 29,271
2,262 Vertex Pharmaceuticals, Inc.* 1,060,245
4,355 Vir Biotechnology, Inc.* 38,760
2,800 Voyager Therapeutics, Inc.* 22,148
3,099 Xencor, Inc.* 58,664
2,148 Xenon Pharmaceuticals, Inc.* 83,751
2,020 Zentalis Pharmaceuticals, Inc.* 8,262
17,129,513
Broadline Retail (2.7%):
107,174 Amazon.com, Inc.* 20,711,376
1,406 Big Lots, Inc.*^ 2,432
715 Dillard's, Inc., Class A 314,879
17,164 eBay, Inc. 922,050
3,541 Etsy, Inc.* 208,848
5,359 Kohl's Corp. 123,204
15,507 Macy's, Inc. 297,734
8,896 Nordstrom, Inc. 188,773
2,669 Ollie's Bargain Outlet Holdings, Inc.* 262,016
8,810 Qurate Retail, Inc., Class A* 5,550
23,036,862
Building Products (1.1%):
4,560 A O Smith Corp. 372,917
3,164 AAON, Inc. 276,027
2,768 Advanced Drainage Systems, Inc. 443,959
1,489 Allegion plc 175,925
1,959 Allegion plc, ADR 231,456
515 American Woodmark Corp.* 40,479
1,085 Apogee Enterprises, Inc. 68,176
Shares Value
Common Stocks, continued
Building Products, continued
1,623 Armstrong World Industries, Inc. $ 183,789
5,175 AZEK Co., Inc. (The)* 218,023
394 AZZ, Inc. 30,436
5,485 Builders FirstSource, Inc.* 759,179
1,147 Carlisle Cos., Inc. 464,776
12,777 Carrier Global Corp. 805,973
547 CSW Industrials, Inc. 145,125
1,158 Distribution Solutions Group, Inc.* 34,740
3,904 Fortune Brands Innovations, Inc. 253,526
1,430 Gibraltar Industries, Inc.* 98,026
1,993 Griffon Corp. 127,273
7,176 Hayward Holdings, Inc.* 88,265
1,209 Insteel Industries, Inc. 37,431
7,796 Janus International Group, Inc.* 98,463
3,895 JELD-WEN Holding, Inc.* 52,466
10,632 Johnson Controls International plc 706,709
717 Lennox International, Inc. 383,581
3,336 Masco Corp. 222,411
5,076 Masterbrand, Inc.* 74,516
3,785 Owens Corning 657,530
1,160 Quanex Building Products Corp. 32,074
5,771 Resideo Technologies, Inc.* 112,881
1,864 Simpson Manufacturing Co., Inc. 314,140
2,657 Tecnoglass, Inc. 133,328
2,828 Trane Technologies plc 930,214
3,503 Trex Co., Inc.* 259,642
2,368 UFP Industries, Inc. 265,216
5,205 Zurn Elkay Water Solutions Corp. 153,027
9,251,699
Capital Markets (2.7%):
1,086 Affiliated Managers Group, Inc. 169,666
3,208 Ameriprise Financial, Inc. 1,370,426
1,707 Ares Management Corp., Class A 227,509
2,793 Artisan Partners Asset Management, Inc., Class A 115,267
1,892 AssetMark Financial Holdings, Inc.* 65,369
734 B Riley Financial, Inc. 12,948
15,742 Bank of New York Mellon Corp. (The) 942,788
14,510 BGC Group, Inc., Class A 120,433
1,300 BlackRock, Inc., Class A 1,023,516
2,976 Blackstone, Inc. 368,429
902 Brightsphere Investment Group, Inc. 19,997
2,713 Brookfield Asset Management, Ltd., Class A 103,230
6,213 Carlyle Group, Inc. (The) 249,452
1,987 Cboe Global Markets, Inc. 337,909
20,684 Charles Schwab Corp. (The) 1,524,204
3,279 CME Group, Inc. 644,651
1,962 Cohen & Steers, Inc. 142,363
1,533 Coinbase Global, Inc., Class A* 340,679
190 Diamond Hill Investment Group, Inc. 26,743
1,257 Donnelley Financial Solutions, Inc.* 74,942
724 FactSet Research Systems, Inc. 295,587
3,756 Federated Hermes, Inc. 123,497
10,808 Franklin Resources, Inc. 241,559
4,153 Goldman Sachs Group, Inc. (The) 1,878,485
1,178 Hamilton Lane, Inc., Class A 145,577
211 Hennessy Advisors, Inc. 1,502
1,904 Houlihan Lokey, Inc. 256,773
855 Interactive Brokers Group, Inc. 104,823
5,250 Intercontinental Exchange, Inc. 718,672

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
16,075 Invesco, Ltd. $ 240,482
9,330 Janus Henderson Group plc 314,514
6,472 Jefferies Financial Group, Inc. 322,047
5,242 KKR & Co., Inc. 551,668
2,466 LPL Financial Holdings, Inc. 688,754
1,125 MarketAxess Holdings, Inc. 225,596
2,124 Moody's Corp. 894,055
16,459 Morgan Stanley 1,599,650
823 Morningstar, Inc. 243,485
1,211 MSCI, Inc. 583,399
9,300 Nasdaq, Inc. 560,418
3,545 Northern Trust Corp. 297,709
1,608 Open Lending Corp.* 8,973
365 Oppenheimer Holdings, Inc., Class A 17,487
1,002 Piper Sandler Cos. 230,630
394 PJT Partners, Inc., Class A 42,517
4,978 Raymond James Financial, Inc. 615,331
12,403 Robinhood Markets, Inc., Class A* 281,672
2,734 S&P Global, Inc. 1,219,364
4,782 SEI Investments Co. 309,348
660 Silvercrest Asset Management Group, Inc., Class A 10,289
6,081 State Street Corp. 449,994
2,598 StepStone Group, Inc., Class A 119,222
3,755 Stifel Financial Corp. 315,983
1,788 StoneX Group, Inc.* 134,654
4,711 T. Rowe Price Group, Inc. 543,225
1,319 Tradeweb Markets, Inc., Class A 139,814
1,975 Victory Capital Holdings, Inc., Class A 94,267
4,929 Virtu Financial, Inc., Class A 110,656
429 Virtus Investment Partners, Inc. 96,890
425 Westwood Holdings Group, Inc. 5,177
7,092 WisdomTree, Inc. 70,282
22,984,548
Chemicals (1.9%):
1,366 AdvanSix, Inc. 31,309
2,724 Air Products and Chemicals, Inc. 702,928
2,265 Albemarle Corp. 216,353
1,157 American Vanguard Corp. 9,950
16,744 Arcadium Lithium plc* 56,260
2,022 Ashland, Inc. 191,059
2,280 Aspen Aerogels, Inc.* 54,378
3,665 Avient Corp. 159,977
12,056 Axalta Coating Systems, Ltd.* 411,954
1,038 Balchem Corp. 159,800
2,577 Cabot Corp. 236,801
2,236 Celanese Corp. 301,614
9,084 CF Industries Holdings, Inc. 673,306
6,701 Chemours Co. (The) 151,242
13,259 Corteva, Inc. 715,190
15,153 Dow, Inc. 803,867
7,160 DuPont de Nemours, Inc. 576,308
4,969 Eastman Chemical Co. 486,813
3,323 Ecolab, Inc. 790,874
4,830 Ecovyst, Inc.* 43,325
11,145 Element Solutions, Inc. 302,252
3,723 FMC Corp. 214,259
629 Hawkins, Inc. 57,239
2,188 HB Fuller Co. 168,388
8,216 Huntsman Corp. 187,078
Shares Value
Common Stocks, continued
Chemicals, continued
1,105 Ingevity Corp.* $ 48,300
976 Innospec, Inc. 120,624
4,951 International Flavors & Fragrances, Inc. 471,385
1,037 Intrepid Potash, Inc.* 24,297
783 Koppers Holdings, Inc. 28,963
2,011 Kronos Worldwide, Inc. 25,238
5,851 Linde plc 2,567,477
5,203 LSB Industries, Inc.* 42,561
11,113 LyondellBasell Industries NV, Class A 1,063,070
3,598 Mativ Holdings, Inc. 61,022
1,528 Minerals Technologies, Inc. 127,068
10,737 Mosaic Co. (The) 310,299
505 NewMarket Corp. 260,363
8,944 Olin Corp. 421,710
3,864 Orion SA 84,776
5,387 Perimeter Solutions SA* 42,180
6,733 PPG Industries, Inc. 847,617
820 Quaker Chemical Corp. 139,154
3,631 Rayonier Advanced Materials, Inc.* 19,753
3,014 RPM International, Inc. 324,547
1,384 Sensient Technologies Corp. 102,679
4,080 Sherwin-Williams Co. (The) 1,217,594
1,042 Stepan Co. 87,486
8,722 Tronox Holdings plc 136,848
1,374 Westlake Corp. 198,983
16,476,518
Commercial Services & Supplies (0.9%):
2,950 ABM Industries, Inc. 149,181
2,927 ACCO Brands Corp. 13,757
1,392 ACV Auctions, Inc., Class A* 25,404
1,452 Brady Corp., Class A 95,861
3,454 BrightView Holdings, Inc.* 45,938
1,624 Brink's Co. (The) 166,298
2,141 Casella Waste Systems, Inc.* 212,430
2,003 CECO Environmental Corp.* 57,786
1,318 Cimpress plc* 115,470
1,404 Cintas Corp. 983,165
433 Civeo Corp. 10,790
2,368 Clean Harbors, Inc.* 535,523
7,411 Copart, Inc.* 401,380
1,498 Deluxe Corp. 33,645
4,985 Driven Brands Holdings, Inc.* 63,459
1,613 Ennis, Inc. 35,309
2,503 Enviri Corp.* 21,601
2,148 Healthcare Services Group, Inc.* 22,726
2,460 HNI Corp. 110,749
2,041 Interface, Inc. 29,962
1,736 Liquidity Services, Inc.* 34,685
919 Matthews International Corp., Class A 23,021
3,432 MillerKnoll, Inc. 90,914
400 Montrose Environmental Group, Inc.* 17,824
1,150 MSA Safety, Inc. 215,843
1,552 NL Industries, Inc. 9,359
5,118 OPENLANE, Inc.* 84,908
2,606 Quad/Graphics, Inc. 14,203
4,116 Republic Services, Inc. 799,903
8,305 Rollins, Inc. 405,201
2,563 Steelcase, Inc., Class A 33,216
4,513 Stericycle, Inc.* 262,341

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,527 Tetra Tech, Inc. $ 312,241
615 UniFirst Corp. 105,491
2,205 Veralto Corp. 210,511
5,416 Vestis Corp. 66,238
1,003 Viad Corp.* 34,102
824 VSE Corp. 72,743
7,856 Waste Management, Inc. 1,675,999
7,599,177
Communications Equipment (0.8%):
752 Applied Optoelectronics, Inc.* 6,234
3,158 Arista Networks, Inc.* 1,106,816
1,990 Calix, Inc.* 70,506
4,765 Ciena Corp.* 229,578
62,345 Cisco Systems, Inc. 2,962,011
756 Comtech Telecommunications Corp.*^ 2,291
1,262 Digi International, Inc.* 28,938
4,340 Extreme Networks, Inc.* 58,373
1,768 F5, Inc.* 304,502
2,194 Harmonic, Inc.* 25,823
2,944 Infinera Corp.* 17,929
12,006 Juniper Networks, Inc. 437,739
909 KVH Industries, Inc.* 4,227
2,677 Lumentum Holdings, Inc.* 136,313
2,539 Motorola Solutions, Inc. 980,181
1,010 NETGEAR, Inc.* 15,453
2,564 NetScout Systems, Inc.* 46,895
3,679 Ribbon Communications, Inc.* 12,104
2,004 Viasat, Inc.* 25,451
7,865 Viavi Solutions, Inc.* 54,032
6,525,396
Construction & Engineering (0.6%):
2,920 AECOM 257,369
1,759 Ameresco, Inc., Class A* 50,677
7,278 API Group Corp.* 273,871
2,696 Arcosa, Inc. 224,873
455 Argan, Inc. 33,288
125 Cadeler A/S, ADR* 3,129
1,454 Comfort Systems USA, Inc. 442,190
1,733 Concrete Pumping Holdings, Inc.* 10,415
1,213 Construction Partners, Inc., Class A* 66,970
1,520 Dycom Industries, Inc.* 256,515
1,114 EMCOR Group, Inc. 406,699
5,880 Fluor Corp.* 256,074
1,277 Granite Construction, Inc. 79,136
2,266 Great Lakes Dredge & Dock Corp.* 19,895
770 IES Holdings, Inc.* 107,284
2,285 MasTec, Inc.* 244,472
1,750 Matrix Service Co.* 17,378
9,107 MDU Resources Group, Inc. 228,586
781 MYR Group, Inc.* 105,990
2,101 Orion Group Holdings, Inc.* 19,981
2,465 Primoris Services Corp. 122,979
2,951 Quanta Services, Inc. 749,820
1,469 Sterling Infrastructure, Inc.* 173,841
1,648 Tutor Perini Corp.* 35,893
881 Valmont Industries, Inc. 241,790
Shares Value
Common Stocks, continued
Construction & Engineering, continued
7,973 WillScot Mobile Mini Holdings Corp.* $ 300,104
4,729,219
Construction Materials (0.2%):
1,330 Eagle Materials, Inc. 289,222
2,276 Knife River Corp.* 159,639
1,198 Martin Marietta Materials, Inc. 649,076
6,589 Summit Materials, Inc., Class A* 241,223
131 United States Lime & Minerals, Inc. 47,708
2,753 Vulcan Materials Co. 684,616
2,071,484
Consumer Finance (0.8%):
12,905 Ally Financial, Inc. 511,941
9,268 American Express Co. 2,146,005
283 Atlanticus Holdings Corp.* 7,975
2,807 Bread Financial Holdings, Inc. 125,080
6,566 Capital One Financial Corp. 909,063
1,912 Consumer Portfolio Services, Inc.*^ 18,738
445 Credit Acceptance Corp.* 229,033
7,353 Discover Financial Services 961,846
1,171 Encore Capital Group, Inc.* 48,866
1,657 Enova International, Inc.* 103,148
3,948 EZCORP, Inc., Class A* 41,336
1,863 FirstCash Holdings, Inc. 195,391
1,425 Green Dot Corp., Class A* 13,466
5,431 LendingClub Corp.* 45,946
194 LendingTree, Inc.* 8,069
6,497 Navient Corp. 94,596
1,504 Nelnet, Inc., Class A 151,693
750 Nicholas Financial, Inc.* 4,928
6,152 OneMain Holdings, Inc. 298,311
2,635 PRA Group, Inc.* 51,804
2,187 PROG Holdings, Inc. 75,845
568 Regional Management Corp. 16,324
12,069 SLM Corp. 250,915
30,929 SoFi Technologies, Inc.* 204,441
9,833 Synchrony Financial 464,019
237 World Acceptance Corp.* 29,288
7,008,067
Consumer Staples Distribution & Retail (2.0%):
25,487 Albertsons Cos., Inc., Class A 503,368
1,610 Andersons, Inc. (The) 79,856
1,614 Casey's General Stores, Inc. 615,838
1,143 Chefs' Warehouse, Inc. (The)* 44,703
5,742 Costco Wholesale Corp. 4,880,642
8,028 Dollar General Corp. 1,061,542
6,242 Dollar Tree, Inc.* 666,458
5,206 Grocery Outlet Holding Corp.* 115,157
613 Ingles Markets, Inc., Class A 42,058
30,020 Kroger Co. (The) 1,498,899
1,720 Natural Grocers by Vitamin Cottage, Inc. 36,464
6,901 Performance Food Group Co.* 456,225
1,664 PriceSmart, Inc. 135,117
2,949 SpartanNash Co. 55,323
4,748 Sprouts Farmers Market, Inc.* 397,218
12,010 Sysco Corp. 857,394
8,019 Target Corp. 1,187,133
3,889 United Natural Foods, Inc.* 50,946

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
10,697 US Foods Holding Corp.* $ 566,727
738 Village Super Market, Inc., Class A 19,491
16,658 Walgreens Boots Alliance, Inc. 201,478
58,594 Walmart, Inc. 3,967,400
857 Weis Markets, Inc. 53,794
17,493,231
Containers & Packaging (0.6%):
54,234 Amcor plc 530,409
2,442 AptarGroup, Inc. 343,858
2,194 Avery Dennison Corp. 479,718
6,230 Ball Corp. 373,925
6,043 Berry Global Group, Inc. 355,631
4,073 Crown Holdings, Inc. 302,990
15,239 Graphic Packaging Holding Co. 399,414
930 Greif, Inc., Class A 53,447
710 Greif, Inc., Class B 44,368
12,692 International Paper Co. 547,660
1,253 Myers Industries, Inc. 16,765
9,822 O-I Glass, Inc.* 109,319
3,411 Packaging Corp. of America 622,712
6,012 Pactiv Evergreen, Inc. 68,056
6,404 Sealed Air Corp. 222,795
5,044 Silgan Holdings, Inc. 213,512
5,017 Sonoco Products Co. 254,462
2,518 TriMas Corp. 64,360
10,188 Westrock Co. 512,049
5,515,450
Distributors (0.1%):
4,649 Genuine Parts Co. 643,050
6,205 LKQ Corp. 258,066
923 Pool Corp. 283,666
811 Weyco Group, Inc. 24,589
1,209,371
Diversified Consumer Services (0.3%):
36,362 ADT, Inc. 276,351
2,373 Adtalem Global Education, Inc.* 161,862
541 American Public Education, Inc.* 9,511
1,957 Bright Horizons Family Solutions, Inc.* 215,427
418 Carriage Services, Inc. 11,219
5,672 Chegg, Inc.* 17,923
6,110 Coursera, Inc.* 43,748
3,669 Frontdoor, Inc.* 123,975
112 Graham Holdings Co., Class B 78,350
959 Grand Canyon Education, Inc.* 134,174
4,616 H&R Block, Inc. 250,326
6,794 Laureate Education, Inc. 101,502
2,547 Mister Car Wash, Inc.* 18,135
2,352 OneSpaWorld Holdings, Ltd.* 36,150
2,522 Perdoceo Education Corp. 54,021
5,854 Service Corp. International 416,395
1,223 Strategic Education, Inc. 135,337
2,112 Stride, Inc.* 148,896
1,696 Universal Technical Institute, Inc.* 26,678
2,259,980
Diversified Telecommunication Services (1.0%):
398 Anterix, Inc.* 15,757
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
124,113 AT&T, Inc. $ 2,371,800
461 ATN International, Inc. 10,511
4,558 Consolidated Communications Holdings, Inc.* 20,055
6,010 EchoStar Corp., Class A* 107,038
9,754 Frontier Communications Parent, Inc.* 255,360
2,352 GCI Liberty, Inc.* —
1,080 IDT Corp., Class B 38,794
5,374 Iridium Communications, Inc. 143,056
7,752 Liberty Global, Ltd., Class A* 135,117
7,480 Liberty Global, Ltd., Class C* 133,518
1,489 Liberty Latin America, Ltd., Class A* 14,309
8,852 Liberty Latin America, Ltd., Class C* 85,156
26,553 Lumen Technologies, Inc.* 29,208
1,333 Shenandoah Telecommunications Co. 21,768
118,364 Verizon Communications, Inc. 4,881,331
8,262,778
Electric Utilities (1.3%):
1,925 ALLETE, Inc. 120,024
7,517 Alliant Energy Corp. 382,615
7,964 American Electric Power Co., Inc. 698,761
1,213 Avangrid, Inc. 43,098
4,116 Constellation Energy Corp. 824,311
9,093 Duke Energy Corp. 911,391
5,190 Edison International 372,694
3,339 Entergy Corp. 357,273
6,805 Evergy, Inc. 360,461
5,258 Eversource Energy 298,181
15,095 Exelon Corp. 522,438
8,401 FirstEnergy Corp. 321,506
1,272 Genie Energy, Ltd., Class B 18,597
1,318 Hawaiian Electric Industries, Inc. 11,888
1,110 IDACORP, Inc. 103,396
1,299 MGE Energy, Inc. 97,061
23,896 NextEra Energy, Inc. 1,692,076
6,789 NRG Energy, Inc. 528,592
7,137 OGE Energy Corp. 254,791
1,274 Otter Tail Corp. 111,590
32,956 PG&E Corp. 575,412
3,972 Pinnacle West Capital Corp. 303,381
3,386 PNM Resources, Inc. 125,147
3,124 Portland General Electric Co. 135,082
11,903 PPL Corp. 329,118
12,908 Southern Co. (The) 1,001,274
8,808 Xcel Energy, Inc. 470,435
10,970,593
Electrical Equipment (0.9%):
1,082 Acuity Brands, Inc. 261,238
424 Allient, Inc. 10,714
4,623 AMETEK, Inc. 770,700
3,065 Array Technologies, Inc.* 31,447
1,778 Atkore, Inc. 239,906
3,497 Eaton Corp. plc 1,096,484
5,341 Emerson Electric Co. 588,365
708 Encore Wire Corp. 205,200
1,312 EnerSys 135,818
9,782 FuelCell Energy, Inc.* 6,249
1,473 GE Vernova, Inc.* 252,634
1,659 Generac Holdings, Inc.* 219,353

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
14,859 GrafTech International, Ltd.* $ 14,413
1,137 Hubbell, Inc. 415,551
1,831 LSI Industries, Inc. 26,495
4,346 NEXTracker, Inc., Class A* 203,741
5,927 nVent Electric plc 454,067
14,602 Plug Power, Inc.*^ 34,023
606 Powell Industries, Inc. 86,900
400 Preformed Line Products Co. 49,816
2,091 Regal Rexnord Corp. 282,745
3,324 Rockwell Automation, Inc. 915,031
7,206 Sensata Technologies Holding plc 269,432
3,376 Shoals Technologies Group, Inc., Class A* 21,066
5,277 SunPower Corp.*^ 15,620
11,971 Sunrun, Inc.* 141,976
1,298 Thermon Group Holdings, Inc.* 39,926
8,396 Vertiv Holdings Co., Class A 726,842
1,148 Vicor Corp.* 38,068
7,553,820
Electronic Equipment, Instruments & Components (1.3%):
1,470 Advanced Energy Industries, Inc. 159,877
15,442 Amphenol Corp., Class A 1,040,328
3,284 Arrow Electronics, Inc.* 396,576
5,071 Avnet, Inc. 261,106
888 Badger Meter, Inc. 165,479
550 Bel Fuse, Inc., Class B 35,882
1,317 Belden, Inc. 123,535
1,054 Benchmark Electronics, Inc. 41,591
3,354 CDW Corp. 750,759
4,582 Cognex Corp. 214,254
4,859 Coherent Corp.* 352,083
17,152 Corning, Inc. 666,355
2,350 Crane NXT Co. 144,337
1,576 CTS Corp. 79,793
2,838 Daktronics, Inc.* 39,590
1,413 ePlus, Inc.* 104,110
1,439 Fabrinet* 352,253
392 FARO Technologies, Inc.* 6,272
12,223 Flex, Ltd.* 360,456
640 Frequency Electronics, Inc.* 5,830
1,278 Insight Enterprises, Inc.* 253,504
1,788 IPG Photonics Corp.* 150,889
2,007 Itron, Inc.* 198,613
4,558 Jabil, Inc. 495,865
4,902 Keysight Technologies, Inc.* 670,348
1,603 Kimball Electronics, Inc.* 35,234
5,811 Knowles Corp.* 100,298
1,058 Littelfuse, Inc. 270,414
1,471 Methode Electronics, Inc. 15,225
9,842 Mirion Technologies, Inc.* 105,703
1,008 Napco Security Technologies, Inc. 52,366
1,313 Novanta, Inc.* 214,163
594 OSI Systems, Inc.* 81,687
770 PAR Technology Corp.* 36,259
1,121 PC Connection, Inc. 71,968
1,323 Plexus Corp.* 136,507
771 Rogers Corp.* 92,990
2,630 Sanmina Corp.* 174,238
738 ScanSource, Inc.* 32,701
2,811 TD SYNNEX Corp. 324,389
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
5,689 TE Connectivity, Ltd. $ 855,796
967 Teledyne Technologies, Inc.* 375,177
4,518 Trimble, Inc.* 252,647
5,237 TTM Technologies, Inc.* 101,755
5,343 Vishay Intertechnology, Inc. 119,149
6,734 Vontier Corp. 257,239
1,025 Zebra Technologies Corp.* 316,653
11,092,243
Energy Equipment & Services (0.8%):
6,728 Archrock, Inc. 136,040
22,576 Baker Hughes Co. 793,998
519 Bristow Group, Inc.* 17,402
2,328 Cactus, Inc., Class A 122,779
6,139 ChampionX Corp. 203,876
1,337 Core Laboratories, Inc. 27,128
1,979 Diamond Offshore Drilling, Inc.* 30,655
562 DMC Global, Inc.* 8,104
1,028 Dril-Quip, Inc.* 19,121
4,610 Expro Group Holdings NV, ADR* 105,661
1,095 Expro Group Holdings NV* 25,097
306 Forum Energy Technologies, Inc.* 5,159
760 Geospace Technologies Corp.* 6,825
1,086 Gulf Island Fabrication, Inc.* 6,592
34,240 Halliburton Co. 1,156,627
5,456 Helix Energy Solutions Group, Inc.* 65,145
3,758 Helmerich & Payne, Inc. 135,814
11,498 Liberty Energy, Inc. 240,193
1,436 Mammoth Energy Services, Inc.* 4,710
734 Nabors Industries, Ltd.* 52,231
935 Natural Gas Services Group, Inc.* 18,812
4,799 Newpark Resources, Inc.* 39,880
3,478 Noble Corp. plc 155,293
11,196 NOV, Inc. 212,836
5,115 Oceaneering International, Inc.* 121,021
3,066 Oil States International, Inc.* 13,613
8,148 ProPetro Holding Corp.* 70,643
10,425 RPC, Inc. 65,156
21,971 Schlumberger NV 1,036,592
493 SEACOR Marine Holdings, Inc.* 6,651
2,958 Seadrill, Ltd.* 152,337
3,974 Select Water Solutions, Inc. 42,522
16,526 TechnipFMC plc 432,155
4,086 TETRA Technologies, Inc.* 14,137
2,580 Tidewater, Inc.* 245,642
41,181 Transocean, Ltd.* 220,318
4,546 US Silica Holdings, Inc.* 70,236
2,883 Valaris, Ltd.* 214,783
3,508 Weatherford International plc* 429,555
6,725,339
Entertainment (1.1%):
247 Atlanta Braves Holdings, Inc.* 10,209
1,869 Atlanta Braves Holdings, Inc. ADR* 73,713
6,453 Cinemark Holdings, Inc.* 139,514
5,516 Electronic Arts, Inc. 768,544
1,993 Endeavor Group Holdings, Inc., Class A 53,871
2,645 IMAX Corp.* 44,357
619 Liberty Media Corp.-Liberty Formula One, Class A* 39,758
4,024 Liberty Media Corp.-Liberty Formula One, Class C* 289,084

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
1,139 Liberty Media Corp.-Liberty Live, Series A* $ 42,724
2,653 Liberty Media Corp.-Liberty Live, Series C* 101,530
2,111 Lions Gate Entertainment Corp., Class A* 19,886
4,430 Lions Gate Entertainment Corp., Class B* 37,965
3,788 Live Nation Entertainment, Inc.* 355,087
894 Madison Square Garden Entertainment Corp.* 30,602
788 Madison Square Garden Sports Corp.* 148,246
1,459 Marcus Corp. (The) 16,589
5,158 Netflix, Inc.* 3,481,031
1,419 Reading International, Inc., Class A* 2,015
4,024 ROBLOX Corp., Class A* 149,733
4,049 Roku, Inc.* 242,657
894 Sphere Entertainment Co.* 31,344
752 Spotify Technology SA* 235,970
2,974 Take-Two Interactive Software, Inc.* 462,427
1,487 TKO Group Holdings, Inc. 160,581
22,381 Walt Disney Co. (The) 2,222,209
47,130 Warner Bros Discovery, Inc.* 350,647
3,515 Warner Music Group Corp., Class A 107,735
9,618,028
Financial Services (3.2%):
13,003 Affirm Holdings, Inc.* 392,821
981 A-Mark Precious Metals, Inc. 31,755
4,553 Apollo Global Management, Inc. 537,573
6,202 AvidXchange Holdings, Inc.* 74,796
18,184 Berkshire Hathaway, Inc., Class B* 7,397,251
7,015 Block, Inc.* 452,397
252 BM Technologies, Inc.* 567
687 Cass Information Systems, Inc. 27,528
15,200 Corebridge Financial, Inc. 442,624
2,817 Enact Holdings, Inc. 86,369
11,778 Equitable Holdings, Inc. 481,249
6,088 Essent Group, Ltd. 342,085
1,694 Euronet Worldwide, Inc.* 175,329
409 EVERTEC, Inc. 13,599
403 Federal Agricultural Mortgage Corp., Class C 72,870
12,065 Fidelity National Information Services, Inc. 909,218
6,830 Fiserv, Inc.* 1,017,943
2,700 Flywire Corp.* 44,253
5,511 Global Payments, Inc. 532,914
1,101 I3 Verticals, Inc., Class A* 24,310
1,320 International Money Express, Inc.* 27,509
2,536 Jack Henry & Associates, Inc. 421,027
3,895 Jackson Financial, Inc., Class A 289,243
27,585 Marqeta, Inc., Class A* 151,166
11,160 Mastercard, Inc., Class A 4,923,346
1,982 Merchants Bancorp 80,350
16,357 MGIC Investment Corp. 352,493
1,888 Mr Cooper Group, Inc.* 153,362
4,617 NCR Atleos Corp.* 124,751
4,107 NMI Holdings, Inc.* 139,802
465 Onity Group, Inc.* 11,151
8,549 Payoneer Global, Inc.* 47,361
13,250 PayPal Holdings, Inc.* 768,897
1,468 Paysafe, Ltd.* 25,954
2,818 PennyMac Financial Services, Inc. 266,583
8,853 Radian Group, Inc. 275,328
4,683 Remitly Global, Inc.* 56,758
3,168 Repay Holdings Corp.* 33,454
Shares Value
Common Stocks, continued
Financial Services, continued
4,694 Rocket Cos., Inc., Class A* $ 64,308
2,105 Shift4 Payments, Inc., Class A* 154,402
9,058 Toast, Inc., Class A* 233,425
19,631 Visa, Inc., Class A 5,152,549
4,007 Voya Financial, Inc. 285,098
1,503 Walker & Dunlop, Inc. 147,595
728 Waterstone Financial, Inc. 9,311
13,449 Western Union Co. (The) 164,347
1,847 WEX, Inc.* 327,178
27,744,199
Food Products (1.1%):
2,035 B&G Foods, Inc. 16,443
3,050 Bunge Global SA 325,648
270 Calavo Growers, Inc. 6,129
2,277 Cal-Maine Foods, Inc. 139,147
8,996 Campbell Soup Co. 406,529
10,247 Conagra Brands, Inc. 291,220
6,345 Darling Ingredients, Inc.* 233,179
3,515 Dole PLC 43,024
1,004 Farmer Bros. Co.* 2,691
7,922 Flowers Foods, Inc. 175,868
2,403 Fresh Del Monte Produce, Inc. 52,506
1,992 Freshpet, Inc.* 257,745
15,794 General Mills, Inc. 999,128
5,693 Hain Celestial Group, Inc. (The)* 39,339
4,881 Hershey Co. (The) 897,274
9,244 Hormel Foods Corp. 281,850
3,399 Ingredion, Inc. 389,865
718 J & J Snack Foods Corp. 116,582
3,325 JM Smucker Co. (The) 362,558
300 John B Sanfilippo & Son, Inc. 29,151
9,645 Kellanova 556,324
23,429 Kraft Heinz Co. (The) 754,882
5,580 Lamb Weston Holdings, Inc. 469,166
916 Lancaster Colony Corp. 173,097
4,436 McCormick & Co., Inc., Non-Voting 314,690
778 McCormick & Co., Inc. 53,682
3,145 Mission Produce, Inc.* 31,073
16,566 Mondelez International, Inc., Class A 1,084,079
4,602 Pilgrim's Pride Corp.* 177,131
2,182 Post Holdings, Inc.* 227,277
49 Seaboard Corp. 154,876
266 Seneca Foods Corp., Class A* 15,268
4,805 Simply Good Foods Co. (The)* 173,605
1,104 Tootsie Roll Industries, Inc. 33,749
1,935 TreeHouse Foods, Inc.* 70,898
4,785 Tyson Foods, Inc., Class A 273,415
1,200 Utz Brands, Inc. 19,968
1,400 Vital Farms, Inc.* 65,478
2,207 WK Kellogg Co. 36,327
9,750,861
Gas Utilities (0.2%):
2,126 Atmos Energy Corp. 247,998
785 Chesapeake Utilities Corp. 83,367
3,192 National Fuel Gas Co. 172,974
4,288 New Jersey Resources Corp. 183,269
1,716 Northwest Natural Holding Co. 61,965
1,836 ONE Gas, Inc. 117,229

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Gas Utilities, continued
232 RGC Resources, Inc. $ 4,744
2,161 Southwest Gas Holdings, Inc. 152,091
1,603 Spire, Inc. 97,350
7,935 UGI Corp. 181,712
1,302,699
Ground Transportation (0.9%):
957 ArcBest Corp. 102,476
1,127 Avis Budget Group, Inc. 117,794
419 Covenant Logistics Group, Inc. 20,652
31,875 CSX Corp. 1,066,219
1,925 Heartland Express, Inc. 23,735
19,110 Hertz Global Holdings, Inc.*^ 67,458
3,565 JB Hunt Transport Services, Inc. 570,400
5,657 Knight-Swift Transportation Holdings, Inc. 282,397
1,241 Landstar System, Inc. 228,940
4,222 Marten Transport, Ltd. 77,896
2,771 Norfolk Southern Corp. 594,906
2,842 Old Dominion Freight Line, Inc. 501,897
1,600 PAM Transportation Services, Inc.* 27,792
4,704 RXO, Inc.* 123,010
1,902 Ryder System, Inc. 235,620
617 Saia, Inc.* 292,637
3,510 Schneider National, Inc., Class B 84,802
12,362 Uber Technologies, Inc.* 898,470
1,170 U-Haul Holding Co.* 72,224
6,261 U-Haul Holding Co., Series N 375,785
7,627 Union Pacific Corp. 1,725,685
1,564 Universal Logistics Holdings, Inc. 63,483
2,380 Werner Enterprises, Inc. 85,275
2,834 XPO, Inc.* 300,829
7,940,382
Health Care Equipment & Supplies (1.9%):
21,090 Abbott Laboratories 2,191,462
2,269 Accuray, Inc.* 4,130
1,146 Align Technology, Inc.* 276,679
912 AngioDynamics, Inc.* 5,518
1,619 Artivion, Inc.* 41,527
1,507 AtriCure, Inc.* 34,314
36 Atrion Corp. 16,288
2,829 Avanos Medical, Inc.* 56,354
744 Axonics, Inc.* 50,019
9,817 Baxter International, Inc. 328,379
3,523 Becton Dickinson & Co. 823,360
17,876 Boston Scientific Corp.* 1,376,631
1,265 CONMED Corp. 87,690
3,825 Cooper Cos., Inc. (The)* 333,923
7,906 DENTSPLY SIRONA, Inc. 196,939
4,104 Dexcom, Inc.* 465,312
4,976 Edwards Lifesciences Corp.* 459,633
994 Embecta Corp. 12,425
1,499 Enovis Corp.* 67,755
7,392 Envista Holdings Corp.* 122,929
12,415 GE HealthCare Technologies, Inc. 967,377
431 Globus Medical, Inc.* 29,519
1,615 Haemonetics Corp.* 133,609
3,825 Hologic, Inc.* 284,006
973 ICU Medical, Inc.* 115,544
1,642 IDEXX Laboratories, Inc.* 799,982
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
516 Inari Medical, Inc.* $ 24,845
433 Inogen, Inc.* 3,520
1,638 Insulet Corp.* 330,548
1,895 Integer Holdings Corp.* 219,422
3,384 Integra LifeSciences Holdings Corp.* 98,610
2,221 Intuitive Surgical, Inc.* 988,012
3,455 Lantheus Holdings, Inc.* 277,402
809 LeMaitre Vascular, Inc. 66,565
725 LENSAR, Inc.* 3,263
2,659 LivaNova plc* 145,766
1,677 Masimo Corp.* 211,201
15,878 Medtronic plc 1,249,757
2,177 Merit Medical Systems, Inc.* 187,113
10,540 Neogen Corp.* 164,740
600 Nevro Corp.* 5,052
442 OmniAb Operations, Inc. - Vesting 12.5*(a) —
442 OmniAb Operations, Inc. - Vesting 15*(a) —
1,974 Omnicell, Inc.* 53,436
2,205 OraSure Technologies, Inc.* 9,393
825 Orthofix Medical, Inc.* 10,940
1,309 OrthoPediatrics Corp.* 37,647
999 Penumbra, Inc.* 179,790
2,728 QuidelOrtho Corp.* 90,624
2,221 ResMed, Inc. 425,144
1,569 STAAR Surgical Co.* 74,700
1,882 STERIS plc 413,174
3,069 Stryker Corp. 1,044,227
1,483 Teleflex, Inc. 311,919
193 UFP Technologies, Inc.* 50,927
227 Utah Medical Products, Inc. 15,166
1,100 Varex Imaging Corp.* 16,203
4,495 Zimmer Biomet Holdings, Inc. 487,842
217 Zimvie, Inc.* 3,960
16,482,212
Health Care Providers & Services (2.6%):
3,584 Acadia Healthcare Co., Inc.* 242,063
1,600 Accolade, Inc.* 5,728
5,283 AdaptHealth Corp.* 52,830
643 Addus HomeCare Corp.* 74,659
1,363 Amedisys, Inc.* 125,123
2,275 AMN Healthcare Services, Inc.* 116,548
1,845 Astrana Health, Inc.* 74,833
9,264 Brookdale Senior Living, Inc.* 63,273
4,020 Cardinal Health, Inc. 395,246
431 Castle Biosciences, Inc.* 9,383
2,596 Cencora, Inc. 584,879
10,737 Centene Corp.* 711,863
528 Chemed Corp. 286,482
5,151 Cigna Group (The) 1,702,766
5,028 Community Health Systems, Inc.* 16,894
483 CorVel Corp.* 122,812
1,732 Cross Country Healthcare, Inc.* 23,971
21,522 CVS Health Corp. 1,271,089
3,102 DaVita, Inc.* 429,844
2,901 Elevance Health, Inc. 1,571,936
4,542 Encompass Health Corp. 389,658
1,271 Enhabit, Inc.* 11,337
1,863 Ensign Group, Inc. (The) 230,435
790 Fulgent Genetics, Inc.* 15,500

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services, continued
2,361 HCA Healthcare, Inc. $ 758,542
2,817 HealthEquity, Inc.* 242,825
4,279 Henry Schein, Inc.* 274,284
3,884 Humana, Inc. 1,451,257
1,529 InfuSystem Holdings, Inc.* 10,443
1,703 Labcorp Holdings, Inc. 346,578
1,650 McKesson Corp. 963,666
864 ModivCare, Inc.* 22,671
1,675 Molina Healthcare, Inc.* 497,978
575 National HealthCare Corp. 62,330
819 National Research Corp. 18,796
4,300 NeoGenomics, Inc.* 59,641
10,235 OPKO Health, Inc.*^ 12,794
6,542 Option Care Health, Inc.* 181,213
3,971 Owens & Minor, Inc.* 53,609
4,988 Patterson Cos., Inc. 120,311
5,162 Pediatrix Medical Group, Inc.* 38,973
792 Pennant Group, Inc. (The)* 18,367
629 PetIQ, Inc.* 13,876
5,181 Premier, Inc., Class A 96,729
4,040 Privia Health Group, Inc.* 70,215
2,024 Progyny, Inc.* 57,907
2,702 Quest Diagnostics, Inc. 369,850
3,100 R1 RCM, Inc.* 38,936
2,720 RadNet, Inc.* 160,262
5,624 Select Medical Holdings Corp. 197,177
1,128 Solventum Corp.* 59,649
5,168 Surgery Partners, Inc.* 122,947
5,327 Tenet Healthcare Corp.* 708,651
11,617 UnitedHealth Group, Inc. 5,916,073
2,677 Universal Health Services, Inc., Class B 495,058
542 US Physical Therapy, Inc. 50,092
22,020,852
Health Care Technology (0.1%):
8,941 American Well Corp., Class A* 2,904
5,067 Certara, Inc.* 70,178
3,003 Definitive Healthcare Corp.* 16,396
3,607 Doximity, Inc., Class A* 100,888
3,122 Evolent Health, Inc., Class A* 59,693
3,097 GoodRx Holdings, Inc., Class A* 24,157
1,056 Health Catalyst, Inc.* 6,748
1,357 HealthStream, Inc. 37,860
859 Schrodinger, Inc.* 16,613
394 Simulations Plus, Inc. 19,156
8,777 Teladoc Health, Inc.* 85,839
339 TruBridge, Inc.* 3,390
2,108 Veeva Systems, Inc., Class A* 385,785
829,607
Hotels, Restaurants & Leisure (2.2%):
3,434 Airbnb, Inc., Class A* 520,697
11,614 Aramark 395,108
6 Biglari Holdings, Inc., Class A* 5,475
67 Biglari Holdings, Inc., Class B* 12,956
2,189 BJ's Restaurants, Inc.* 75,958
4,525 Bloomin' Brands, Inc. 87,016
402 Booking Holdings, Inc. 1,592,523
1,059 Boyd Gaming Corp. 58,351
1,618 Brinker International, Inc.* 117,127
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
8,265 Caesars Entertainment, Inc.* $ 328,451
19,605 Carnival Corp.* 367,006
2,527 Cheesecake Factory, Inc. (The) 99,286
17,450 Chipotle Mexican Grill, Inc.* 1,093,243
1,340 Choice Hotels International, Inc.^ 159,460
2,252 Churchill Downs, Inc. 314,379
429 Chuy's Holdings, Inc.* 11,120
1,219 Cracker Barrel Old Country Store, Inc.^ 51,393
3,809 Darden Restaurants, Inc. 576,378
1,810 Dave & Buster's Entertainment, Inc.* 72,056
1,239 Denny's Corp.* 8,797
362 Dine Brands Global, Inc. 13,104
562 Domino's Pizza, Inc. 290,177
2,124 DoorDash, Inc., Class A* 231,049
4,152 DraftKings, Inc.* 158,482
1,288 El Pollo Loco Holdings, Inc.* 14,567
2,986 Expedia Group, Inc.* 376,206
2,093 First Watch Restaurant Group, Inc.*^ 36,753
6,175 Hilton Grand Vacations, Inc.* 249,655
2,983 Hilton Worldwide Holdings, Inc. 650,891
789 Hyatt Hotels Corp., Class A 119,865
323 Jack in the Box, Inc. 16,454
6,834 Krispy Kreme, Inc. 73,534
19,302 Las Vegas Sands Corp. 854,114
9,526 Life Time Group Holdings, Inc.* 179,375
1,893 Light & Wonder, Inc.* 198,538
3,105 Marriott International, Inc., Class A 750,696
1,545 Marriott Vacations Worldwide Corp. 134,909
8,612 McDonald's Corp. 2,194,682
1,328 MGM Resorts International* 59,016
341 Nathan's Famous, Inc. 23,113
10,170 Norwegian Cruise Line Holdings, Ltd.* 191,094
977 Papa John's International, Inc. 45,899
7,459 Penn Entertainment, Inc.* 144,369
3,216 Planet Fitness, Inc., Class A* 236,665
9,227 Playa Hotels & Resorts NV* 77,415
763 Potbelly Corp.* 6,127
878 Red Robin Gourmet Burgers, Inc.* 6,646
7,094 Royal Caribbean Cruises, Ltd.* 1,130,996
1,202 Shake Shack, Inc., Class A* 108,180
3,662 Six Flags Entertainment Corp. 121,359
13,500 Starbucks Corp. 1,050,975
7,074 Sweetgreen, Inc., Class A* 213,210
2,634 Texas Roadhouse, Inc. 452,284
2,060 Travel + Leisure Co. 92,659
1,834 United Parks & Resorts, Inc.* 99,605
1,455 Vail Resorts, Inc. 262,089
9,775 Wendy's Co. (The) 165,784
872 Wingstop, Inc. 368,560
3,640 Wyndham Hotels & Resorts, Inc. 269,360
3,341 Wynn Resorts, Ltd. 299,020
4,503 Yum! Brands, Inc. 596,467
18,510,723
Household Durables (1.0%):
906 Beazer Homes USA, Inc.* 24,897
283 Cavco Industries, Inc.* 97,966
1,809 Century Communities, Inc. 147,723
5,619 D.R. Horton, Inc. 791,886
1,479 Dream Finders Homes, Inc., Class A* 38,188

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
14
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
1,530 Ethan Allen Interiors, Inc. $ 42,672
431 Flexsteel Industries, Inc. 13,387
3,697 Garmin, Ltd. 602,315
2,761 GoPro, Inc., Class A* 3,921
1,329 Green Brick Partners, Inc.* 76,072
1,366 Helen of Troy, Ltd.* 126,683
500 Hooker Furnishings Corp. 7,240
145 Hovnanian Enterprises, Inc., Class A* 20,578
1,698 Installed Building Products, Inc. 349,245
596 iRobot Corp.* 5,430
2,155 KB Home 151,238
2,550 La-Z-Boy, Inc. 95,064
6,216 Leggett & Platt, Inc. 71,235
5,273 Lennar Corp., Class A 790,264
119 Lennar Corp., Class B 16,592
1,327 LGI Homes, Inc.* 118,753
1,017 Lifetime Brands, Inc. 8,736
233 M/I Homes, Inc.* 28,459
187 Meritage Homes Corp. 30,266
2,174 Mohawk Industries, Inc.* 246,945
17,750 Newell Brands, Inc. 113,777
108 NVR, Inc.* 819,564
7,958 PulteGroup, Inc. 876,176
7,911 Purple Innovation, Inc.* 8,227
4,727 SharkNinja, Inc. 355,234
2,434 Skyline Champion Corp.* 164,903
4,642 Sonos, Inc.* 68,516
5,004 Taylor Morrison Home Corp.* 277,422
4,489 Tempur Sealy International, Inc. 212,509
3,427 Toll Brothers, Inc. 394,722
1,110 TopBuild Corp.* 427,650
5,751 Tri Pointe Homes, Inc.* 214,225
320 Universal Electronics, Inc.* 3,718
3,376 Vizio Holding Corp., Class A* 36,461
1,621 VOXX International Corp.* 5,122
2,796 Whirlpool Corp. 285,751
1,732 Worthington Enterprises, Inc. 81,976
8,251,708
Household Products (1.0%):
6,591 BJ's Wholesale Club Holdings, Inc.* 578,953
2,328 Central Garden & Pet Co., Class A* 76,894
3,717 Church & Dwight Co., Inc. 385,379
2,333 Clorox Co. (The) 318,385
12,086 Colgate-Palmolive Co. 1,172,825
2,927 Energizer Holdings, Inc. 86,464
6,545 Kimberly-Clark Corp. 904,519
333 Oil-Dri Corp. of America 21,342
29,563 Procter & Gamble Co. (The) 4,875,530
5,846 Reynolds Consumer Products, Inc. 163,571
1,769 Spectrum Brands Holdings, Inc. 152,010
441 WD-40 Co. 96,861
8,832,733
Independent Power and Renewable Electricity Producers
(0.3%):
21,188 AES Corp. (The) 372,273
7,261 Brookfield Renewable Corp. ADR, Class A 206,067
1,323 Clearway Energy, Inc., Class A 29,979
3,836 Clearway Energy, Inc., Class C 94,711
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers,
continued
2,397 Ormat Technologies, Inc. $ 171,865
6,557 Sunnova Energy International, Inc.*^ 36,588
18,390 Vistra Corp. 1,581,172
2,492,655
Industrial Conglomerates (0.5%):
4,514 3M Co. 461,286
9,479 General Electric Co. 1,506,876
9,880 Honeywell International, Inc. 2,109,775
4,077,937
Insurance (2.8%):
9,230 Aflac, Inc. 824,331
4,454 Allstate Corp. (The) 711,126
2,897 Ambac Financial Group, Inc.* 37,140
2,928 American Financial Group, Inc. 360,203
12,520 American International Group, Inc. 929,485
745 AMERISAFE, Inc. 32,698
2,508 Aon plc, Class A 736,299
8,002 Arch Capital Group, Ltd.* 807,322
2,482 Arthur J. Gallagher & Co. 643,607
1,816 Assurant, Inc. 301,910
2,736 Assured Guaranty, Ltd. 211,082
4,126 Axis Capital Holdings, Ltd. 291,502
3,450 Baldwin Insurance Group, Inc. (The)* 122,371
2,993 Brighthouse Financial, Inc.* 129,717
6,038 Brown & Brown, Inc. 539,858
5,116 Chubb, Ltd. 1,304,989
3,165 Cincinnati Financial Corp. 373,786
2,176 Citizens, Inc.* 5,919
895 Crawford & Co., Class A 7,733
2,354 Crawford & Co., Class B 18,856
1,631 Donegal Group, Inc., Class A 21,007
800 eHealth, Inc.* 3,624
1,977 Employers Holdings, Inc. 84,280
760 Enstar Group, Ltd.* 232,332
591 Erie Indemnity Co., Class A 214,178
766 Everest Group, Ltd. 291,861
1,631 F&G Annuities & Life, Inc. 62,060
6,854 Fidelity National Financial, Inc. 338,725
3,923 First American Financial Corp. 211,646
27,784 Genworth Financial, Inc.* 167,815
4,859 Globe Life, Inc. 399,799
318 Goosehead Insurance, Inc., Class A* 18,266
2,383 Greenlight Capital Re, Ltd., Class A* 31,217
1,122 Hanover Insurance Group, Inc. (The) 140,744
10,947 Hartford Financial Services Group, Inc. (The) 1,100,611
397 HCI Group, Inc. 36,591
387 Heritage Insurance Holdings, Inc.* 2,740
1,991 Horace Mann Educators Corp. 64,946
153 Investors Title Co. 27,560
1,185 James River Group Holdings, Ltd. 9,160
3,603 Kemper Corp. 213,766
793 Kinsale Capital Group, Inc. 305,527
6,606 Lincoln National Corp. 205,447
4,808 Loews Corp. 359,350
5,556 Maiden Holdings, Ltd.* 11,445
255 Markel Group, Inc.* 401,793
7,633 Marsh & McLennan Cos., Inc. 1,608,426

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
2,590 Mercury General Corp. $ 137,633
10,283 MetLife, Inc. 721,764
162 National Western Life Group, Inc., Class A 80,504
10,590 Old Republic International Corp. 327,231
2,049 Oscar Health, Inc., Class A* 32,415
906 Palomar Holdings, Inc.* 73,522
1,484 Primerica, Inc. 351,085
4,641 Principal Financial Group, Inc. 364,086
3,052 ProAssurance Corp.* 37,295
5,063 Progressive Corp. (The) 1,051,636
8,892 Prudential Financial, Inc. 1,042,053
2,391 Reinsurance Group of America, Inc. 490,801
1,883 RenaissanceRe Holdings, Ltd. 420,869
1,758 RLI Corp. 247,333
825 Safety Insurance Group, Inc. 61,900
2,202 Selective Insurance Group, Inc. 206,614
5,145 SiriusPoint, Ltd.* 62,769
1,533 Skyward Specialty Insurance Group, Inc.* 55,464
1,878 Stewart Information Services Corp. 116,586
1,767 Tiptree, Inc. 29,138
6,041 Travelers Cos., Inc. (The) 1,228,377
1,346 Trupanion, Inc.*^ 39,572
728 United Fire Group, Inc. 15,645
1,869 Universal Insurance Holdings, Inc. 35,062
7,186 Unum Group 367,276
5,505 W R Berkley Corp. 432,583
145 White Mountains Insurance Group, Ltd. 263,530
1,780 Willis Towers Watson plc 466,609
23,714,202
Interactive Media & Services (4.6%):
71,093 Alphabet, Inc., Class A 12,949,590
60,141 Alphabet, Inc., Class C 11,031,062
5,394 Bumble, Inc., Class A* 56,691
5,023 Cargurus, Inc.* 131,603
1,955 Cars.com, Inc.* 38,514
2,881 DHI Group, Inc.* 6,021
8,024 Match Group, Inc.* 243,769
26,996 Meta Platforms, Inc., Class A 13,611,923
8,939 Pinterest, Inc., Class A* 393,942
1,563 QuinStreet, Inc.* 25,930
764 Shutterstock, Inc. 29,567
22,772 Snap, Inc., Class A* 378,243
1,344 Travelzoo* 10,201
5,311 TripAdvisor, Inc.* 94,589
2,857 TrueCar, Inc.* 8,942
4,440 Vimeo, Inc.* 16,561
2,324 Yelp, Inc.* 85,872
664 Zedge, Inc., Class B* 2,025
1,918 Ziff Davis, Inc.* 105,586
13,421 ZoomInfo Technologies, Inc.* 171,386
39,392,017
IT Services (1.2%):
8,592 Accenture plc, Class A 2,606,899
3,160 Akamai Technologies, Inc.* 284,653
3,880 Amdocs, Ltd. 306,210
1,701 Cloudflare, Inc., Class A* 140,894
9,997 Cognizant Technology Solutions Corp., Class A 679,796
3,746 DigitalOcean Holdings, Inc.* 130,173
Shares Value
Common Stocks, continued
IT Services, continued
11,221 DXC Technology Co.* $ 214,209
54 Edgio, Inc.* 590
943 EPAM Systems, Inc.* 177,388
4,318 Fastly, Inc., Class A* 31,824
1,554 Gartner, Inc.* 697,839
1,343 Globant SA* 239,403
2,724 GoDaddy, Inc., Class A* 380,570
2,548 Grid Dynamics Holdings, Inc.* 26,779
1,357 Hackett Group, Inc. (The) 29,474
13,118 International Business Machines Corp. 2,268,758
14,414 Kyndryl Holdings, Inc.* 379,232
565 MongoDB, Inc.* 141,227
2,605 Okta, Inc.* 243,854
1,698 Perficient, Inc.* 126,993
2,010 Snowflake, Inc., Class A* 271,531
5,690 Twilio, Inc., Class A* 323,249
2,221 Unisys Corp.* 9,173
1,690 VeriSign, Inc.* 300,482
10,011,200
Leisure Products (0.2%):
2,948 Acushnet Holdings Corp. 187,139
895 American Outdoor Brands, Inc.* 8,055
3,051 Brunswick Corp. 222,021
2,100 Clarus Corp. 14,133
658 Escalade, Inc. 9,074
1,267 Funko, Inc., Class A* 12,366
5,388 Hasbro, Inc. 315,198
303 Johnson Outdoors, Inc., Class A 10,599
931 Malibu Boats, Inc., Class A* 32,622
662 Marine Products Corp. 6,686
451 MasterCraft Boat Holdings, Inc.* 8,515
15,223 Mattel, Inc.* 247,526
3,700 Polaris, Inc. 289,747
1,410 Smith & Wesson Brands, Inc. 20,220
9,486 Topgolf Callaway Brands Corp.* 145,136
3,865 Vista Outdoor, Inc.* 145,517
3,466 YETI Holdings, Inc.* 132,228
1,806,782
Life Sciences Tools & Services (1.2%):
237 10X Genomics, Inc., Class A* 4,610
6,251 Adaptive Biotechnologies Corp.* 22,629
4,469 Agilent Technologies, Inc. 579,316
12,039 Avantor, Inc.* 255,227
2,583 Azenta, Inc.* 135,917
1,634 BioLife Solutions, Inc.* 35,017
733 Bio-Rad Laboratories, Inc., Class A* 200,190
5,336 Bio-Techne Corp. 382,324
4,799 Bruker Corp. 306,224
1,625 Charles River Laboratories International, Inc.* 335,692
2,030 CryoPort, Inc.* 14,027
6,217 Danaher Corp. 1,553,317
2,171 Fortrea Holdings, Inc.* 50,671
1,979 Harvard Bioscience, Inc.* 5,640
2,582 Illumina, Inc.* 269,509
5,152 IQVIA Holdings, Inc.* 1,089,339
4,035 Maravai LifeSciences Holdings, Inc., Class A* 28,891
931 Medpace Holdings, Inc.* 383,432
125 Mesa Laboratories, Inc. 10,846

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
16
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Life Sciences Tools & Services, continued
328 Mettler-Toledo International, Inc.* $ 458,410
1,666 OmniAb, Inc.* 6,248
10,633 Pacific Biosciences of California, Inc.* 14,567
453 Quanterix Corp.* 5,984
1,733 Repligen Corp.* 218,462
3,870 Revvity, Inc. 405,808
14,288 Sotera Health Co.* 169,599
4,652 Thermo Fisher Scientific, Inc. 2,572,556
1,550 Waters Corp.* 449,686
920 West Pharmaceutical Services, Inc. 303,039
10,267,177
Machinery (2.6%):
7,267 3D Systems Corp.* 22,310
4,421 AGCO Corp. 432,727
463 Alamo Group, Inc. 80,099
935 Albany International Corp. 78,961
4,819 Allison Transmission Holdings, Inc. 365,762
1,618 Astec Industries, Inc. 47,990
2,323 Barnes Group, Inc. 96,195
837 Blue Bird Corp.* 45,072
11,132 Caterpillar, Inc. 3,708,069
1,433 Chart Industries, Inc.* 206,839
1,531 Columbus McKinnon Corp. 52,881
707 Commercial Vehicle Group, Inc.* 3,464
2,006 Crane Co. 290,830
3,715 Cummins, Inc. 1,028,795
4,830 Deere & Co. 1,804,633
3,969 Donaldson Co., Inc. 284,022
471 Douglas Dynamics, Inc. 11,021
3,043 Dover Corp. 549,109
475 Energy Recovery, Inc.* 6,313
2,679 Enerpac Tool Group Corp. 102,284
697 Enpro, Inc. 101,462
2,189 Esab Corp. 206,707
864 ESCO Technologies, Inc. 90,755
2,677 Federal Signal Corp. 223,985
4,041 Flowserve Corp. 194,372
6,191 Fortive Corp. 458,753
1,334 Franklin Electric Co., Inc. 128,491
12,889 Gates Industrial Corp. plc* 203,775
889 Gencor Industries, Inc.* 17,193
606 Gorman-Rupp Co. (The) 22,246
3,553 Graco, Inc. 281,682
2,100 Greenbrier Cos., Inc. (The) 104,055
650 Helios Technologies, Inc. 31,038
2,088 Hillenbrand, Inc. 83,562
4,909 Hillman Solutions Corp.* 43,445
490 Hurco Cos., Inc. 7,477
896 Hyster-Yale, Inc. 62,478
1,133 IDEX Corp. 227,960
4,769 Illinois Tool Works, Inc. 1,130,062
6,807 Ingersoll Rand, Inc. 618,348
2,882 ITT, Inc. 372,297
1,294 John Bean Technologies Corp. 122,891
528 Kadant, Inc. 155,116
3,829 Kennametal, Inc. 90,135
787 L.B. Foster Co., Class A* 16,936
1,212 Lincoln Electric Holdings, Inc. 228,632
221 Lindsay Corp. 27,156
Shares Value
Common Stocks, continued
Machinery, continued
1,300 Luxfer Holdings plc $ 15,067
1,213 Manitex International, Inc.* 5,374
2,529 Manitowoc Co., Inc. (The)* 29,159
1,979 Middleby Corp. (The)* 242,645
285 Miller Industries, Inc. 15,681
5,006 Mueller Industries, Inc. 285,042
8,698 Mueller Water Products, Inc., Class A 155,868
1,258 NN, Inc.* 3,774
864 Nordson Corp. 200,396
158 Omega Flex, Inc. 8,102
2,234 Oshkosh Corp. 241,719
6,614 Otis Worldwide Corp. 636,664
8,160 PACCAR, Inc. 839,990
1,871 Parker-Hannifin Corp. 946,371
1,058 Park-Ohio Holdings Corp. 27,392
6,299 Pentair plc 482,944
1,666 Proto Labs, Inc.* 51,463
847 RBC Bearings, Inc.* 228,504
3,787 REV Group, Inc. 94,258
612 Shyft Group, Inc. (The) 7,258
745 Snap-on, Inc. 194,736
1,832 SPX Technologies, Inc.* 260,400
580 Standex International Corp. 93,467
3,210 Stanley Black & Decker, Inc. 256,447
1,047 Symbotic, Inc.* 36,813
537 Tennant Co. 52,862
3,793 Terex Corp. 208,008
3,632 Timken Co. (The) 291,032
3,046 Titan International, Inc.* 22,571
3,387 Toro Co. (The) 316,718
4,719 Trinity Industries, Inc. 141,192
3,334 Wabash National Corp. 72,815
858 Watts Water Technologies, Inc., Class A 157,331
3,716 Westinghouse Air Brake Technologies Corp. 587,314
4,017 Xylem, Inc. 544,826
22,222,588
Marine Transportation (0.1%):
3,979 Costamare, Inc. 65,375
1,300 Genco Shipping & Trading, Ltd. 27,703
2,793 Kirby Corp.* 334,406
2,141 Matson, Inc. 280,407
707,891
Media (1.2%):
9,653 Advantage Solutions, Inc.*^ 31,083
17,563 Altice USA, Inc., Class A* 35,829
1,413 AMC Networks, Inc., Class A* 13,650
1,200 Boston Omaha Corp., Class A* 16,152
383 Cable One, Inc. 135,582
5,641 Charter Communications, Inc., Class A* 1,686,433
106,078 Comcast Corp., Class A 4,154,014
147 comScore, Inc.* 2,086
367 DallasNews Corp. 1,318
4,792 Entravision Communications Corp., Class A 9,728
2,931 EW Scripps Co. (The), Class A* 9,203
4,922 Fox Corp., Class A 169,169
4,178 Fox Corp., Class B 133,780
7,573 Gannett Co, Inc.* 34,912
7,897 Gray Television, Inc. 41,064

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
7,536 Integral Ad Science Holding Corp.* $ 73,250
16,206 Interpublic Group of Cos., Inc. (The) 471,433
1,162 John Wiley & Sons, Inc., Class A 47,293
192 John Wiley & Sons, Inc., Class B 7,751
334 Liberty Broadband Corp., Class A* 18,236
4,052 Liberty Broadband Corp., Class C* 222,131
4,454 Liberty Media Corp.-Liberty SiriusXM, Class A* 98,656
9,922 Liberty Media Corp.-Liberty SiriusXM, Class C* 219,871
8,352 Magnite, Inc.* 110,998
131 Marchex, Inc., Class B* 202
5,563 New York Times Co. (The), Class A 284,881
8,473 News Corp., Class A 233,601
3,669 News Corp., Class B 104,163
1,883 Nexstar Media Group, Inc. 312,597
6,836 Omnicom Group, Inc. 613,189
445 Paramount Global, Class A 8,179
20,834 Paramount Global, Class B 216,465
1,353 Scholastic Corp. 47,991
1,768 Sinclair, Inc. 23,567
65,803 Sirius XM Holdings, Inc.^ 186,222
7,339 Stagwell, Inc.* 50,052
1,890 TechTarget, Inc.* 58,911
7,839 TEGNA, Inc. 109,276
1,103 Thryv Holdings, Inc.* 19,655
3,857 Trade Desk, Inc. (The), Class A* 376,713
5,104 WideOpenWest, Inc.* 27,613
10,416,899
Metals & Mining (0.9%):
6,731 Alcoa Corp. 267,759
895 Alpha Metallurgical Resources, Inc. 251,074
799 Ampco-Pittsburgh Corp.* 615
919 Arch Resources, Inc. 139,899
759 Ascent Industries Co.* 7,408
5,393 ATI, Inc.* 299,042
1,638 Carpenter Technology Corp. 179,492
7,172 Century Aluminum Co.* 120,131
17,443 Cleveland-Cliffs, Inc.* 268,448
18,225 Coeur Mining, Inc.* 102,425
5,986 Commercial Metals Co. 329,170
2,118 Compass Minerals International, Inc. 21,879
13,361 Ferroglobe plc 71,615
841 Fortitude Gold Corp. 3,650
17,927 Freeport-McMoRan, Inc. 871,252
943 Haynes International, Inc. 55,354
22,580 Hecla Mining Co. 109,513
689 Kaiser Aluminum Corp. 60,563
794 Materion Corp. 85,855
1,230 McEwen Mining, Inc.* 11,291
2,052 Metallus, Inc.* 41,594
8,393 MP Materials Corp.*^ 106,843
22,174 Newmont Corp. 928,425
6,812 Nucor Corp. 1,076,841
700 Olympic Steel, Inc. 31,381
1,365 Radius Recycling, Inc. 20,844
3,009 Ramaco Resources, Inc., Class A 37,462
1,315 Reliance, Inc. 375,564
2,355 Royal Gold, Inc. 294,752
2,617 Ryerson Holding Corp. 51,032
1,250 Southern Copper Corp. 134,675
Shares Value
Common Stocks, continued
Metals & Mining, continued
6,178 Steel Dynamics, Inc. $ 800,051
3,673 SunCoke Energy, Inc. 35,996
1,070 Tredegar Corp.* 5,125
10,745 United States Steel Corp. 406,161
548 Universal Stainless & Alloy Products, Inc.* 15,004
2,931 Warrior Met Coal, Inc. 183,979
1,732 Worthington Steel, Inc. 57,780
7,859,944
Multi-Utilities (0.5%):
3,998 Ameren Corp. 284,298
2,650 Avista Corp. 91,716
1,766 Black Hills Corp. 96,035
9,408 CenterPoint Energy, Inc. 291,460
4,376 CMS Energy Corp. 260,503
4,676 Consolidated Edison, Inc. 418,128
9,461 Dominion Energy, Inc. 463,589
3,360 DTE Energy Co. 372,994
8,905 NiSource, Inc. 256,553
1,876 Northwestern Energy Group, Inc. 93,950
8,018 Public Service Enterprise Group, Inc. 590,927
9,560 Sempra 727,134
305 Unitil Corp. 15,796
4,751 WEC Energy Group, Inc. 372,763
4,335,846
Oil, Gas & Consumable Fuels (5.0%):
332 Adams Resources & Energy, Inc. 9,296
18,724 Antero Midstream Corp. 275,992
9,749 Antero Resources Corp.* 318,110
8,630 APA Corp. 254,067
1,287 Ardmore Shipping Corp. 28,996
6,491 Berry Corp. 41,932
3,876 California Resources Corp. 206,281
600 Centrus Energy Corp., Class A* 25,650
7,592 Cheniere Energy, Inc. 1,327,309
6,620 Chesapeake Energy Corp. 544,098
30,696 Chevron Corp. 4,801,468
2,103 Chord Energy Corp. 352,631
722 Civitas Resources, Inc. 49,818
7,534 Clean Energy Fuels Corp.* 20,116
7,609 CNX Resources Corp.* 184,899
19,166 Comstock Resources, Inc. 198,943
22,012 ConocoPhillips 2,517,733
2,035 CONSOL Energy, Inc.* 207,631
30,229 Coterra Energy, Inc. 806,207
6,537 CVR Energy, Inc. 174,995
3,077 Delek US Holdings, Inc. 76,187
27,546 Devon Energy Corp. 1,305,680
8,048 DHT Holdings, Inc. 93,115
6,536 Diamondback Energy, Inc. 1,308,442
1,758 Dorian LPG, Ltd. 73,766
4,645 DT Midstream, Inc. 329,934
20,754 EnLink Midstream LLC 285,575
11,018 EOG Resources, Inc. 1,386,836
8,641 EQT Corp. 319,544
7,111 Equitrans Midstream Corp. 92,301
75,714 Exxon Mobil Corp. 8,716,196
3,222 FutureFuel Corp. 16,529
3,367 Green Plains, Inc.* 53,401

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
18
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
845 Gulfport Energy Corp.* $ 127,595
5,545 Hess Corp. 817,998
11,760 HF Sinclair Corp. 627,278
2,789 International Seaways, Inc. 164,914
39,880 Kinder Morgan, Inc. 792,416
1,205 Kinetik Holdings, Inc. 49,935
25,708 Kosmos Energy, Ltd.* 142,422
9,480 Magnolia Oil & Gas Corp., Class A 240,223
17,291 Marathon Oil Corp. 495,733
8,028 Marathon Petroleum Corp. 1,392,697
6,327 Matador Resources Co. 377,089
9,234 Murphy Oil Corp. 380,810
9,670 New Fortress Energy, Inc. 212,547
4,784 Nordic American Tankers, Ltd. 19,040
5,624 Northern Oil & Gas, Inc. 209,044
12,594 Occidental Petroleum Corp. 793,800
10,820 ONEOK, Inc. 882,371
13,008 Ovintiv, Inc. 609,685
3,509 Par Pacific Holdings, Inc.* 88,602
6,718 PBF Energy, Inc., Class A 309,162
7,799 Peabody Energy Corp. 172,514
10,904 Permian Resources Corp. 176,100
7,657 Phillips 66 1,080,939
1,401 PHX Minerals, Inc. 4,567
6 PrimeEnergy Resources Corp.* 638
16,463 Range Resources Corp. 552,004
1,122 REX American Resources Corp.* 51,152
3,060 Scorpio Tankers, Inc. 248,747
4,935 SFL Corp., Ltd. 68,498
820 SilverBow Resources, Inc.* 31,021
1,508 Sitio Royalties Corp., Class A 35,604
5,843 SM Energy Co. 252,593
55,744 Southwestern Energy Co.* 375,157
3,310 Talos Energy, Inc.* 40,217
7,466 Targa Resources Corp. 961,471
6,407 Teekay Corp.* 57,471
1,879 Teekay Tankers, Ltd., Class A 129,294
471 Texas Pacific Land Corp. 345,841
11,569 Uranium Energy Corp.* 69,530
6,929 VAALCO Energy, Inc. 43,445
10,006 Valero Energy Corp. 1,568,541
794 Vital Energy, Inc.* 35,587
622 Vitesse Energy, Inc. 14,741
9,330 W&T Offshore, Inc. 19,966
24,490 Williams Cos., Inc. (The) 1,040,825
3,599 World Kinect Corp. 92,854
42,606,356
Paper & Forest Products (0.1%):
545 Clearwater Paper Corp.* 26,416
2,520 Glatfelter Corp.* 3,503
4,052 Louisiana-Pacific Corp. 333,601
3,875 Mercer International, Inc. 33,093
2,050 Sylvamo Corp. 140,630
537,243
Passenger Airlines (0.4%):
5,767 Alaska Air Group, Inc.* 232,987
639 Allegiant Travel Co. 32,097
17,552 American Airlines Group, Inc.* 198,864
Shares Value
Common Stocks, continued
Passenger Airlines, continued
2,048 Copa Holdings SA, Class A $ 194,929
30,124 Delta Air Lines, Inc. 1,429,083
2,340 Frontier Group Holdings, Inc.* 11,536
1,057 Hawaiian Holdings, Inc.* 13,138
15,406 JetBlue Airways Corp.* 93,823
1,602 SkyWest, Inc.* 131,476
11,510 Southwest Airlines Co. 329,301
2,445 Spirit Airlines, Inc.^ 8,949
2,740 Sun Country Airlines Holdings, Inc.* 34,414
16,149 United Airlines Holdings, Inc.* 785,810
3,496,407
Personal Care Products (0.2%):
4,436 BellRing Brands, Inc.* 253,473
31,189 Coty, Inc., Class A* 312,514
1,940 Edgewell Personal Care Co. 77,969
1,623 elf Beauty, Inc.* 341,998
2,038 Estee Lauder Cos., Inc. (The) 216,843
2,298 Herbalife, Ltd.* 23,876
1,161 Inter Parfums, Inc. 134,711
37,270 Kenvue, Inc. 677,569
654 Medifast, Inc. 14,270
1,236 Nature's Sunshine Products, Inc.* 18,626
1,616 Nu Skin Enterprises, Inc., Class A 17,033
340 United-Guardian, Inc. 3,040
645 USANA Health Sciences, Inc.* 29,180
2,121,102
Pharmaceuticals (2.9%):
2,030 Aclaris Therapeutics, Inc.* 2,233
21,457 Amneal Pharmaceuticals, Inc.* 136,252
1,017 Amphastar Pharmaceuticals, Inc.* 40,680
900 ANI Pharmaceuticals, Inc.* 57,312
379 Assertio Holdings, Inc.* 470
40,413 Bristol-Myers Squibb Co. 1,678,352
4,717 Catalent, Inc.* 265,237
1,180 Collegium Pharmaceutical, Inc.* 37,996
4,216 Corcept Therapeutics, Inc.* 136,978
1,468 Cumberland Pharmaceuticals, Inc.* 2,246
17,823 Elanco Animal Health, Inc.* 257,186
10,961 Eli Lilly & Co. 9,923,870
2,317 Harmony Biosciences Holdings, Inc.* 69,904
3,292 Innoviva, Inc.* 53,989
2,959 Jazz Pharmaceuticals plc* 315,814
29,211 Johnson & Johnson 4,269,480
640 Ligand Pharmaceuticals, Inc.* 53,926
22,155 Merck & Co., Inc. 2,742,789
3,567 Nektar Therapeutics* 4,423
9,608 Organon & Co. 198,885
1,467 Pacira BioSciences, Inc.* 41,971
7,192 Perrigo Co. plc 184,690
68,815 Pfizer, Inc. 1,925,444
793 Phibro Animal Health Corp., Class A 13,299
2,307 Pliant Therapeutics, Inc.* 24,800
2,176 Prestige Consumer Healthcare, Inc.* 149,818
8,845 Royalty Pharma plc, Class A 233,243
2,134 SIGA Technologies, Inc. 16,197
3,089 Supernus Pharmaceuticals, Inc.* 82,631
22,924 Viatris, Inc. 243,682

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
8,307 Zoetis, Inc. $ 1,440,101
24,603,898
Professional Services (1.4%):
22,213 Alight, Inc., Class A* 163,932
1,856 ASGN, Inc.* 163,644
6,826 Automatic Data Processing, Inc. 1,629,298
1,976 Barrett Business Services, Inc. 64,754
2,627 Booz Allen Hamilton Holding Corp. 404,295
2,630 Broadridge Financial Solutions, Inc. 518,110
758 CACI International, Inc., Class A* 326,039
2,664 CBIZ, Inc.* 197,402
26,154 Clarivate plc* 148,816
773 Concentrix Corp. 48,915
6,347 Conduent, Inc.* 20,691
456 CRA International, Inc. 78,532
2,029 CSG Systems International, Inc. 83,534
4,568 Dayforce, Inc.* 226,573
16,906 Dun & Bradstreet Holdings, Inc. 156,550
2,629 Equifax, Inc. 637,427
5,684 ExlService Holdings, Inc.* 178,250
1,482 Exponent, Inc. 140,968
5,623 First Advantage Corp. 90,362
825 Forrester Research, Inc.* 14,091
1,105 FTI Consulting, Inc.* 238,161
7,192 Genpact, Ltd. 231,511
421 Heidrick & Struggles International, Inc. 13,295
660 Huron Consulting Group, Inc.* 65,010
800 ICF International, Inc. 118,768
614 Insperity, Inc. 56,003
2,389 Jacobs Solutions, Inc. 333,767
5,145 KBR, Inc. 330,000
1,042 Kelly Services, Inc., Class A 22,309
1,395 Kforce, Inc. 86,671
2,601 Korn Ferry 174,631
3,343 Legalzoom.com, Inc.* 28,048
2,680 Leidos Holdings, Inc. 390,958
2,586 ManpowerGroup, Inc. 180,503
2,443 Maximus, Inc. 209,365
659 Mistras Group, Inc.* 5,463
841 NV5 Global, Inc.* 78,188
3,829 Parsons Corp.* 313,251
6,136 Paychex, Inc. 727,484
1,967 Paycom Software, Inc. 281,360
6,986 Paycor HCM, Inc.* 88,722
1,997 Paylocity Holding Corp.* 263,304
2,125 Resources Connection, Inc. 23,460
4,784 Robert Half, Inc. 306,080
2,007 Science Applications International Corp. 235,923
5,295 SS&C Technologies Holdings, Inc. 331,838
4,296 TransUnion 318,591
1,196 TriNet Group, Inc. 119,600
1,029 TrueBlue, Inc.* 10,599
2,127 TTEC Holdings, Inc. 12,507
3,454 Upwork, Inc.* 37,131
2,946 Verisk Analytics, Inc. 794,094
7,657 Verra Mobility Corp.* 208,270
633 Willdan Group, Inc.* 18,262
11,945,310
Shares Value
Common Stocks, continued
Real Estate Management & Development (0.3%):
3,814 Anywhere Real Estate, Inc.* $ 12,624
6,164 CBRE Group, Inc., Class A* 549,274
6,525 CoStar Group, Inc.* 483,764
13,717 Cushman & Wakefield plc* 142,657
4,739 DigitalBridge Group, Inc. 64,924
1,626 Douglas Elliman, Inc.* 1,886
1,163 eXp World Holdings, Inc. 13,124
2,407 Forestar Group, Inc.* 77,000
464 FRP Holdings, Inc.* 13,233
2,756 Howard Hughes Holdings, Inc.* 178,644
1,776 Jones Lang LaSalle, Inc.* 364,577
7,959 Kennedy-Wilson Holdings, Inc. 77,362
2,533 Marcus & Millichap, Inc. 79,840
10,029 Newmark Group, Inc., Class A 102,597
21,891 Opendoor Technologies, Inc.* 40,279
997 Rafael Holdings, Inc., Class B* 1,436
910 RE/MAX Holdings, Inc. 7,371
357 RMR Group, Inc. (The), Class A 8,068
1,857 St. Joe Co. (The) 101,578
1,447 Tejon Ranch Co.* 24,686
1,463 Zillow Group, Inc., Class A* 65,894
5,766 Zillow Group, Inc., Class C* 267,485
2,678,303
Semiconductors & Semiconductor Equipment (9.4%):
14,089 Advanced Micro Devices, Inc.* 2,285,377
5,662 Allegro MicroSystems, Inc.* 159,895
1,120 Alpha & Omega Semiconductor, Ltd.* 41,854
1,283 Ambarella, Inc.* 69,218
14,377 Amkor Technology, Inc. 575,368
6,126 Analog Devices, Inc. 1,398,321
11,709 Applied Materials, Inc. 2,763,207
1,575 Axcelis Technologies, Inc.* 223,949
1,701 AXT, Inc.* 5,749
3,115 Broadcom, Inc. 5,001,226
437 CEVA, Inc.* 8,430
2,615 Cirrus Logic, Inc.* 333,831
2,261 Cohu, Inc.* 74,839
3,645 Credo Technology Group Holding, Ltd.* 116,421
1,551 Diodes, Inc.* 111,563
2,467 Enphase Energy, Inc.* 245,985
1,826 Entegris, Inc. 247,240
2,070 First Solar, Inc.* 466,702
3,423 FormFactor, Inc.* 207,194
3,269 GLOBALFOUNDRIES, Inc.* 165,281
1,314 GSI Technology, Inc.* 3,482
948 Ichor Holdings, Ltd.* 36,545
53,778 Intel Corp. 1,665,505
2,079 KLA Corp. 1,714,156
2,536 Kulicke & Soffa Industries, Inc. 124,746
1,852 Lam Research Corp. 1,972,102
4,303 Lattice Semiconductor Corp.* 249,531
1,767 MACOM Technology Solutions Holdings, Inc.* 196,967
7,811 Marvell Technology, Inc. 545,989
2,503 MaxLinear, Inc.* 50,410
13,250 Microchip Technology, Inc. 1,212,375
8,687 Micron Technology, Inc. 1,142,601
1,958 MKS Instruments, Inc. 255,676
501 Monolithic Power Systems, Inc. 411,662
150 NVE Corp. 11,204

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
20
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
370,328 NVIDIA Corp. $ 45,750,321
4,591 NXP Semiconductors NV 1,235,392
12,290 ON Semiconductor Corp.* 842,480
1,797 Onto Innovation, Inc.* 394,549
1,438 PDF Solutions, Inc.* 52,314
2,358 Photronics, Inc.* 58,172
1,882 Power Integrations, Inc. 132,098
3,475 Qorvo, Inc.* 403,239
16,010 QUALCOMM, Inc. 3,188,872
4,066 Rambus, Inc.* 238,918
1,046 Silicon Laboratories, Inc.* 115,719
937 SiTime Corp.* 116,544
3,163 Skyworks Solutions, Inc. 337,113
1,050 SMART Global Holdings, Inc.* 24,014
2,213 SolarEdge Technologies, Inc.* 55,900
1,275 Synaptics, Inc.* 112,455
2,246 Teradyne, Inc. 333,059
13,228 Texas Instruments, Inc. 2,573,243
1,851 Ultra Clean Holdings, Inc.* 90,699
1,653 Universal Display Corp. 347,543
1,442 Veeco Instruments, Inc.* 67,356
1,807 Wolfspeed, Inc.* 41,127
80,605,728
Software (7.9%):
2,814 A10 Networks, Inc. 38,974
4,271 ACI Worldwide, Inc.* 169,089
4,656 Adeia, Inc. 52,077
6,311 Adobe, Inc.* 3,506,013
436 Agilysys, Inc.* 45,405
1,449 Alarm.com Holdings, Inc.* 92,069
1,734 Alkami Technology, Inc.* 49,384
1,009 American Software, Inc., Class A 9,212
1,210 ANSYS, Inc.* 389,015
179 Appfolio, Inc., Class A* 43,778
4,586 AppLovin Corp., Class A* 381,647
868 Aspen Technology, Inc.* 172,411
596 Atlassian Corp., Class A* 105,420
46,580 Aurora Innovation, Inc.* 129,027
3,273 Autodesk, Inc.* 809,904
2,272 Aware, Inc.* 4,476
3,426 Bentley Systems, Inc., Class B 169,107
3,366 BILL Holdings, Inc.* 177,119
2,195 Blackbaud, Inc.* 167,193
1,716 BlackLine, Inc.* 83,140
4,589 Box, Inc., Class A* 121,333
2,866 Cadence Design Systems, Inc.* 882,012
16,691 CCC Intelligent Solutions Holdings, Inc.* 185,437
2,772 Cerence, Inc.* 7,845
6,544 Cleanspark, Inc.* 104,377
352 CommVault Systems, Inc.* 42,793
491 Consensus Cloud Solutions, Inc.* 8,435
2,213 Corpay, Inc.* 589,565
1,072 Crowdstrike Holdings, Inc., Class A* 410,780
1,860 Datadog, Inc., Class A* 241,223
4,872 Digital Turbine, Inc.* 8,088
3,362 DocuSign, Inc.* 179,867
2,077 Dolby Laboratories, Inc., Class A 164,561
5,384 DoubleVerify Holdings, Inc.* 104,826
7,735 Dropbox, Inc., Class A* 173,805
Shares Value
Common Stocks, continued
Software, continued
2,740 Dynatrace, Inc.* $ 122,588
14,406 E2open Parent Holdings, Inc.* 64,683
1,768 Elastic NV* 201,393
1,707 Envestnet, Inc.* 106,841
366 Fair Isaac Corp.* 544,850
1,378 Five9, Inc.* 60,770
10,182 Fortinet, Inc.* 613,669
5,936 Freshworks, Inc., Class A* 75,328
19,639 Gen Digital, Inc. 490,582
1,795 Guidewire Software, Inc.* 247,513
2,407 HashiCorp, Inc., Class A* 81,092
339 HubSpot, Inc.* 199,939
3,339 Informatica, Inc., Class A* 103,108
1,553 Intapp, Inc.* 56,949
1,354 InterDigital, Inc.^ 157,822
2,218 Intuit, Inc. 1,457,692
3,554 Jamf Holding Corp.* 58,641
3,557 JFrog, Ltd.* 133,565
3,815 LiveRamp Holdings, Inc.* 118,036
1,545 Manhattan Associates, Inc.* 381,121
3,863 Marathon Digital Holdings, Inc.* 76,681
9,761 Matterport, Inc.* 43,632
2,281 MeridianLink, Inc.* 48,722
89,792 Microsoft Corp. 40,132,534
4,817 N-able, Inc.* 73,363
3,925 nCino, Inc.* 123,441
9,235 NCR Voyix Corp.* 114,052
3,897 Nutanix, Inc., Class A* 221,544
3,994 Olo, Inc., Class A* 17,653
879 OneSpan, Inc.* 11,269
23,305 Oracle Corp. 3,290,666
14,448 Palantir Technologies, Inc., Class A* 365,968
2,399 Palo Alto Networks, Inc.* 813,285
3,146 Pegasystems, Inc. 190,427
5,963 PowerSchool Holdings, Inc.* 133,512
2,737 Procore Technologies, Inc.* 181,490
1,843 Progress Software Corp. 100,001
1,556 PTC, Inc.* 282,679
1,352 Q2 Holdings, Inc.* 81,566
1,044 Qualys, Inc.* 148,874
923 Roper Technologies, Inc. 520,258
8,527 Salesforce, Inc. 2,192,292
1,627 Samsara, Inc., Class A* 54,830
1,200 Sapiens International Corp. NV 40,716
8,208 SentinelOne, Inc., Class A* 172,778
856 ServiceNow, Inc.* 673,390
2,350 Smartsheet, Inc., Class A* 103,588
5,655 SolarWinds Corp. 68,143
3,394 Sprinklr, Inc., Class A* 32,650
577 SPS Commerce, Inc.* 108,568
254 Synchronoss Technologies, Inc.* 2,362
1,208 Synopsys, Inc.* 718,833
2,249 Teradata Corp.* 77,725
534 Tyler Technologies, Inc.* 268,485
10,634 UiPath, Inc., Class A* 134,839
12,260 Unity Software, Inc.* 199,348
2,314 Verint Systems, Inc.* 74,511
1,088 Vertex, Inc., Class A* 39,222
1,535 Workday, Inc., Class A* 343,165

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
21
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
1,862 Xperi, Inc.* $ 15,287
4,882 Zoom Video Communications, Inc., Class A* 288,966
1,058 Zscaler, Inc.* 203,337
67,880,241
Specialty Retail (2.5%):
893 1-800-Flowers.com, Inc., Class A* 8,501
1,093 Aaron's Co., Inc. (The) 10,908
2,382 Abercrombie & Fitch Co.* 423,615
3,539 Academy Sports & Outdoors, Inc. 188,452
2,780 Advance Auto Parts, Inc. 176,057
8,443 American Eagle Outfitters, Inc. 168,522
200 America's Car-Mart, Inc.* 12,042
793 Asbury Automotive Group, Inc.* 180,701
2,911 AutoNation, Inc.* 463,955
199 AutoZone, Inc.* 589,856
7,264 Bath & Body Works, Inc. 283,659
7,676 Best Buy Co., Inc. 647,010
1,432 Beyond, Inc.* 18,731
1,657 Big 5 Sporting Goods Corp. 4,905
969 Boot Barn Holdings, Inc.* 124,933
2,908 Buckle, Inc. (The) 107,422
583 Build-A-Bear Workshop, Inc. 14,732
2,526 Burlington Stores, Inc.* 606,240
2,280 Caleres, Inc. 76,608
1,672 Camping World Holdings, Inc., Class A 29,862
4,550 CarMax, Inc.* 333,697
1,830 Carvana Co.* 235,558
1,987 Cato Corp. (The), Class A 11,008
1,979 Chewy, Inc., Class A* 53,908
501 Children's Place, Inc. (The)*^ 4,078
566 Citi Trends, Inc.* 12,033
1,572 Conn's, Inc.* 1,737
3,425 Designer Brands, Inc., Class A 23,393
3,630 Destination XL Group, Inc.* 13,213
2,689 Dick's Sporting Goods, Inc. 577,732
2,443 Five Below, Inc.* 266,214
3,104 Floor & Decor Holdings, Inc., Class A* 308,569
3,907 Foot Locker, Inc. 97,362
19,385 Gap, Inc. (The) 463,108
435 Genesco, Inc.* 11,249
630 Group 1 Automotive, Inc. 187,286
2,846 Guess?, Inc.^ 58,058
583 Haverty Furniture Cos., Inc. 14,744
14,073 Home Depot, Inc. (The) 4,844,490
1,642 Lands' End, Inc.* 22,315
7,985 Leslie's, Inc.* 33,457
1,208 Lithia Motors, Inc. 304,960
6,784 Lowe's Cos., Inc. 1,495,601
527 MarineMax, Inc.* 17,059
1,792 Monro, Inc. 42,757
852 Murphy USA, Inc. 399,980
4,509 National Vision Holdings, Inc.* 59,023
2,192 ODP Corp. (The)* 86,080
727 O'Reilly Automotive, Inc.* 767,756
2,203 Penske Automotive Group, Inc. 328,291
11,500 Petco Health & Wellness Co., Inc.* 43,470
588 PetMed Express, Inc. 2,381
1,458 Revolve Group, Inc.* 23,197
678 RH* 165,730
Shares Value
Common Stocks, continued
Specialty Retail, continued
6,400 Ross Stores, Inc. $ 930,048
6,562 Sally Beauty Holdings, Inc.* 70,410
1,200 Shoe Carnival, Inc. 44,268
2,488 Signet Jewelers, Ltd. 222,875
472 Sleep Number Corp.* 4,517
844 Sonic Automotive, Inc., Class A 45,973
1,606 Sportsman's Warehouse Holdings, Inc.* 3,870
4,730 Stitch Fix, Inc., Class A* 19,629
854 Tilly's, Inc., Class A* 5,150
21,710 TJX Cos., Inc. (The) 2,390,271
2,853 Tractor Supply Co. 770,310
1,173 Ulta Beauty, Inc.* 452,626
3,729 Upbound Group, Inc. 114,480
5,247 Urban Outfitters, Inc.* 215,389
3,748 Valvoline, Inc.* 161,914
4,115 Victoria's Secret & Co.* 72,712
3,156 Warby Parker, Inc., Class A* 50,685
2,246 Williams-Sonoma, Inc. 634,203
75 Winmark Corp. 26,447
729 Zumiez, Inc.* 14,201
21,696,183
Technology Hardware, Storage & Peripherals (5.1%):
186,388 Apple, Inc. 39,257,041
728 AstroNova, Inc.* 11,240
2,960 Corsair Gaming, Inc.* 32,678
3,550 Dell Technologies, Inc., Class C 489,581
1,231 Diebold Nixdorf, Inc.* 47,369
29,165 Hewlett Packard Enterprise Co. 617,423
15,139 HP, Inc. 530,168
4,166 NetApp, Inc. 536,581
3,329 Pure Storage, Inc., Class A* 213,755
3,324 Seagate Technology Holdings plc 343,270
3,380 Stratasys, Ltd.* 28,358
1,038 Super Micro Computer, Inc.* 850,485
6,642 Western Digital Corp.* 503,264
8,831 Xerox Holdings Corp. 102,616
43,563,829
Textiles, Apparel & Luxury Goods (0.7%):
7,561 Capri Holdings, Ltd.* 250,118
1,949 Carter's, Inc. 120,780
2,187 Columbia Sportswear Co. 172,948
3,185 Crocs, Inc.* 464,819
810 Culp, Inc.* 3,629
484 Deckers Outdoor Corp.* 468,488
8,476 Figs, Inc., Class A* 45,177
1,494 Fossil Group, Inc.* 2,151
2,480 G-III Apparel Group, Ltd.* 67,134
16,912 Hanesbrands, Inc.* 83,376
2,195 Kontoor Brands, Inc. 145,199
2,925 Levi Strauss & Co., Class A 56,394
2,308 Lululemon Athletica, Inc.* 689,400
1,088 Movado Group, Inc. 27,048
17,123 NIKE, Inc., Class B 1,290,560
720 Oxford Industries, Inc. 72,108
2,495 PVH Corp. 264,146
2,424 Ralph Lauren Corp. 424,345
570 Rocky Brands, Inc. 21,067
4,932 Skechers USA, Inc., Class A* 340,900

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
22
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
3,554 Steven Madden, Ltd. $ 150,334
700 Superior Group of Cos., Inc. 13,237
14,393 Tapestry, Inc. 615,876
10,508 Under Armour, Inc., Class A* 70,088
12,274 Under Armour, Inc., Class C* 80,149
1,027 Unifi, Inc.* 6,049
802 Vera Bradley, Inc.* 5,021
20,863 VF Corp. 281,650
623 Wolverine World Wide, Inc. 8,423
6,240,614
Tobacco (0.3%):
20,940 Altria Group, Inc. 953,817
18,784 Philip Morris International, Inc. 1,903,383
1,286 Universal Corp. 61,972
7,266 Vector Group, Ltd. 76,802
2,995,974
Trading Companies & Distributors (0.8%):
5,434 Air Lease Corp. 258,278
1,661 Applied Industrial Technologies, Inc. 322,234
3,284 Beacon Roofing Supply, Inc.* 297,202
424 BlueLinx Holdings, Inc.* 39,470
1,976 Boise Cascade Co. 235,579
8,792 Core & Main, Inc., Class A* 430,280
9,130 Custom Truck One Source, Inc.* 39,715
6,303 DNOW, Inc.* 86,540
644 DXP Enterprises, Inc.* 29,521
11,327 Fastenal Co. 711,789
5,794 Ferguson plc 1,122,008
1,483 GATX Corp. 196,290
977 Global Industrial Co. 30,639
1,243 GMS, Inc.* 100,198
2,073 H&E Equipment Services, Inc. 91,564
1,362 Herc Holdings, Inc. 181,541
2,780 Hudson Technologies, Inc.* 24,436
730 McGrath RentCorp 77,781
2,381 MRC Global, Inc.* 30,739
2,237 MSC Industrial Direct Co., Inc. 177,416
3,756 Rush Enterprises, Inc., Class A 157,264
547 Rush Enterprises, Inc., Class B 21,464
1,560 SiteOne Landscape Supply, Inc.* 189,400
1,803 Titan Machinery, Inc.* 28,668
173 Transcat, Inc.* 20,705
923 United Rentals, Inc. 596,932
878 W.W. Grainger, Inc. 792,167
676 Watsco, Inc. 313,150
84 Watsco, Inc., Class B 38,603
2,638 WESCO International, Inc. 418,176
7,059,749
Water Utilities (0.1%):
830 American States Water Co. 60,233
2,932 American Water Works Co., Inc. 378,697
Shares Value
Common Stocks, continued
Water Utilities, continued
491 Artesian Resources Corp., Class A $ 17,264
1,755 California Water Service Group 85,100
8,122 Essential Utilities, Inc. 303,194
355 Middlesex Water Co. 18,552
669 Pure Cycle Corp.* 6,389
626 SJW Group 33,942
372 York Water Co. (The) 13,797
917,168
Wireless Telecommunication Services (0.2%):
5,179 Gogo, Inc.* 49,822
1,649 Spok Holdings, Inc. 24,422
5,350 Telephone and Data Systems, Inc. 110,905
8,413 T-Mobile US, Inc. 1,482,202
2,590 United States Cellular Corp.* 144,574
1,811,925
Total Common Stocks (Cost $602,908,339) 853,861,839
Rights (0.0%
†
):
Diversified Telecommunication Services (0.0%
†
):
158 Communications Systems I CVR, Expires on 1/1/29* 111
3,435 Mirati Therapeutics CVR, Expires on 1/1/26* 1,803
1,914
Health Care Equipment & Supplies (0.0%
†
):
278 ABIOMED, Inc. CVR, Expires on 1/2/26* 4,340
Health Care Providers & Services (0.0%
†
):
1,262 Albireo Pharma, Inc. CVR, Expires on 3/2/26* 7,067
6,176 Chinook Therapeutics CVR, Expires on 1/1/26* 7,720
2,004 Chinook Therapeutics CVR, Expires on 12/31/49* 762
8,452 Xeris BioPharma Hold CVR, Expires on 10/6/49* 84
15,633
Household Products (0.0%
†
):
11,626 Spectrum - Crv CVR, Expires on 1/1/26* —
Paper & Forest Products (0.0%
†
):
7,745 Resolute Fst CVR, Expires on 1/1/26* 10,998
Total Rights (Cost $23,506) 32,885
Unaffiliated Investment Companies (0.4%):
Money Markets (0.4%):
901,058 BlackRock Liquidity FedFund, Institutional Class,
5.17%(b)(c) 901,058
2,440,606 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(c) 2,440,606
Total Unaffiliated Investment Companies (Cost $3,341,664) 3,341,664
Total Investment Securities
(Cost $606,273,509) — 100.1% 857,236,388
Net other assets (liabilities) — (0.1)% (950,795)
Net Assets — 100.0% $ 856,285,593
ADR—American Depository Receipt
CVR—Contingency Valued Rights

AZL DFA U.S. Core Equity Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
23
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $865,363.
(a) Security was valued using significant unobservable inputs as of June 30, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(c) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.

AZL DFA U.S. Core Equity Fund
24
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 606,273,509
Investment securities, at value(a) $ 857,236,388
Interest and dividends receivable 451,041
Receivable for investments sold 878,541
Prepaid expenses 1,922
Reclaims receivable 5,324
Total Assets 858,573,216
Liabilities:
Payable for capital shares redeemed 811,631
Payable for collateral received on loaned securities 901,058
Management fees payable 337,306
Administration fees payable 29,861
Distribution fees payable 175,680
Custodian fees payable 6,261
Administrative and compliance services fees payable 1,466
Transfer agent fees payable 1,570
Trustee fees payable 3,945
Other accrued liabilities 18,845
Total Liabilities 2,287,623
Commitments and contingent liabilities^
Net Assets
$ 856,285,593
Net Assets Consist of:
Paid in capital $ 487,088,363
Total distributable earnings 369,197,230
Net Assets
$ 856,285,593
Shares of beneficial interest (unlimited number of shares authorized, no par value) 54,153,407
Net Asset Value (offering and redemption price per share) $ 15.81
(a) Includes securities on loan of $865,363.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 6,037,732
Income from securities lending 18,561
Foreign withholding tax (3,308)
Total Investment Income 6,052,985
Expenses:
Management fees 3,191,218
Administration fees 123,921
Distribution fees 997,256
Custodian fees 13,837
Administrative and compliance services fees 4,613
Transfer agent fees 5,091
Trustee fees 17,807
Professional fees 23,565
Shareholder reports 1,811
Other expenses 10,302
Total expenses before reductions 4,389,421
Less Management fees contractually waived (1,276,491)
Net expenses 3,112,930
Net Investment Income/(Loss)
2,940,055
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 40,981,982
Change in net unrealized appreciation/depreciation on securities and foreign currencies 44,647,374
Net realized and Change in net unrealized gains/losses on
investments
85,629,356
Change in Net Assets Resulting From Operations
$ 88,569,411

AZL DFA U.S. Core Equity Fund
25
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,940,055 $ 6,345,796
Net realized gains/(losses) on investments 40,981,982 68,441,768
Change in unrealized appreciation/depreciation on investments 44,647,374 69,259,634
Change in net assets resulting from operations 88,569,411 144,047,198
Distributions to Shareholders:
Distributions — (28,892,685)
Change in net assets resulting from distributions to shareholders — (28,892,685)
Capital Transactions:
Proceeds from shares issued 100,106,226 409,761,232
Proceeds from dividends reinvested — 28,892,685
Value of shares redeemed (102,593,405) (165,140,644)
Change in net assets resulting from capital transactions (2,487,179) 273,513,273
Change in net assets 86,082,232 388,667,786
Net Assets:
Beginning of period 770,203,361 381,535,575
End of period $ 856,285,593 $ 770,203,361
Share Transactions:
Shares issued 6,662,598 33,394,869
Dividends reinvested — 2,296,716
Shares redeemed (6,838,661) (12,460,131)
Change in shares (176,063) 23,231,454
Amounts shown as “—” are either $0 or round to less than $1.

AZL DFA U.S. Core Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
26
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$14.18 $12.27 $16.91 $14.61 $13.53 $11.32
Investment Activities:
Net Investment Income/(Loss)(a) 0.06  0.12  0.12  0.11  0.12  0.13
Net Realized and Unrealized Gains/(Losses)
on Investments 1.57  2.32  (2.78) 3.76  2.13  3.08
Total from Investment Activities 1.63  2.44  (2.66) 3.87  2.25  3.21
Distributions to Shareholders From:
Net Investment Income —  (0.07) (0.11) (0.16) (0.16) (0.15)
Net Realized Gains —  (0.46) (1.87) (1.41) (1.01) (0.85)
Total Dividends —  (0.53) (1.98) (1.57) (1.17) (1.00)
Net Asset Value, End of Period
$15.81 $14.18 $12.27 $16.91 $14.61 $13.53
Total Return
(b) 11.50%(c) 20.43% (15.38)% 27.31% 17.70% 29.36%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $856,286 $770,203 $381,536 $503,931 $478,781 $496,318
Net Investment Income/(Loss)(d) 0.74% 0.92% 0.83% 0.64% 0.95% 1.03%
Expenses Before Reductions(d)(e) 1.10% 1.10% 1.09% 1.10% 1.11% 1.10%
Expenses Net of Reductions(d) 0.78% 0.78% 0.82% 0.84% 0.85% 0.84%
Portfolio Turnover Rate 14%(c) 29% 4% 9% 11% 4%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
27
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL DFA U.S. Core
Equity Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
28
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,792 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $901,058 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with Dimensional Fund Advisors LP (“DFA” or the
“Subadviser”), DFA provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the
Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.48% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.12% of the first $100 million of the Fund’s net assets and 0.10% of the Fund’s net assets over $100 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Annual Rate* Annual Expense Limit
AZL DFA U.S. Core Equity Fund 0.80% 1.20%

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
29
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 853,832,777 $ 29,062 $ —
#
$ 853,861,839
Rights
+
— 32,885 — 32,885

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
30
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Value Stocks Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Fund to at times underperform equity funds that use other investment strategies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $566,955,618. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Companies $ 3,341,664 $ — $ — $ 3,341,664
Total Investment Securities $857,174,441 $61,947 $— $857,236,388
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
Purchases Sales
AZL DFA U.S. Core Equity Fund $111,852,870 $111,508,527
Unrealized appreciation $226,543,155
Unrealized (depreciation) (23,247,576)
Net unrealized appreciation/(depreciation) $203,295,579
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL DFA U.S. Core Equity Fund $3,570,961 $25,321,724 $28,892,685
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL DFA U.S. Core Equity Fund $7,561,969 $69,770,271 $— $203,295,579 $280,627,819
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of passive foreign investment companies, investments in real estate investment trusts and other miscellaneous differences.

AZL DFA U.S. Core Equity Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
31
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024, the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Enhanced Bond Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Enhanced Bond Index Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities (6.1%):
$ 2,154,429 American Homes 4 Rent Trust, Class A, Series
2014-SFR3, 3.68%, 12/17/36(a) $ 2,131,341
2,015,000 ARI Fleet Lease Trust, Class A2, Series 2024-A,
5.30%, 11/15/32, Callable 7/15/27 @ 100(a) 2,008,217
6,894,000 BA Credit Card Trust, Class A1, Series 2023-A1,
4.79%, 5/15/28 6,852,046
1,018,000 Carmax Auto Owner Trust, Class A3, Series 2023-2,
5.05%, 1/18/28, Callable 1/15/27 @ 100 1,013,024
2,570,591 Chesapeake Funding II LLC, Class A1, Series 2023-
2A, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) 2,587,289
4,457,981 Chesapeake Funding II LLC, Class A1, Series 2024-
1A, 5.52%, 5/15/36, Callable 10/15/26 @ 100(a) 4,456,726
851,089 College Ave Student Loans LLC, Class A2, Series
2021-B, 1.76%, 6/25/52, Callable 1/25/34 @ 100(a) 757,263
781,024 College Ave Student Loans LLC, Class A2, Series
2021-C, 2.32%, 7/26/55, Callable 12/25/34 @
100(a) 705,388
1,441,479 College Ave Student Loans LLC, Class A2, Series
2023-A, 5.33%, 5/25/55, Callable 4/25/37 @ 100(a) 1,424,667
111,414 College Ave Student Loans LLC, Class A1, Series
2021-A, 6.56%(TSFR1M+121bps), 7/25/51,
Callable 2/25/32 @ 100(a) 110,717
1,180,476 Credit Acceptance Auto Loan Trust, Class A, Series
2021-4, 1.26%, 10/15/30, Callable 3/15/25 @
100(a) 1,169,910
28,635 Credit Acceptance Auto Loan Trust, Class A, Series
2021-3A, 1.00%, 5/15/30, Callable 11/15/24 @
100(a) 28,567
5,359,000 Discover Card Execution Note Trust, Class A, Series
2023-A1, 4.31%, 3/15/28 5,277,075
336,028 EDvestinU Private Education Loan Issue No 3 LLC,
Class A, Series 2021-A, 1.80%, 11/25/45(a) 299,667
3,250,677 ELFI Graduate Loan Program LLC, Class A, Series
2023-A, 6.37%, 2/4/48, Callable 5/25/34 @ 100(a) 3,301,274
423,000 Enterprise Fleet Financing LLC, Class A3, Series
2024-1, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) 421,595
1,018,639 Enterprise Fleet Financing LLC, Class A2, Series
2023-2, 5.56%, 4/22/30, Callable 3/20/27 @ 100(a) 1,018,810
773,000 Enterprise Fleet Financing LLC, Class A3, Series
2022-3, 4.29%, 7/20/29, Callable 3/20/26 @ 100(a) 757,936
6,023,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
1, 4.85%, 8/15/35, Callable 2/15/28 @ 100(a) 5,974,403
3,402,000 Ford Credit Auto Owner Trust, Class A, Series 2023-
2, 5.28%, 2/15/36, Callable 8/15/28 @ 100(a) 3,428,298
5,657,000 Ford Credit Auto Owner Trust 2024-REV1, Class A,
Series 2024-1, 4.87%, 8/15/36, Callable 2/15/29
@ 100(a) 5,609,934
3,812,000 Ford Credit Floorplan Master Owner Trust A, Class
A, Series 2024-2, 5.24%, 4/15/31(a) 3,839,432
8,149,000 Ford Credit Floorplan Master Owner Trust A, Class
A1, Series 2023-1, 4.92%, 5/15/28(a) 8,093,293
2,798,454 Foundation Finance Trust, Class A, Series 2024-1A,
5.50%, 12/15/49, Callable 9/15/29 @ 100(a) 2,806,244
2,196,000 GM Financial Revolving Receivables Trust, Class A,
Series 2024-1, 4.98%, 12/11/36, Callable 3/11/29
@ 100(a) 2,189,602
598,368 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-3CS, 4.95%, 7/20/49, Callable
8/20/40 @ 100(a) 559,695
Principal Amount Value
Asset Backed Securities, continued
$ 369,321 GoodLeap Sustainable Home Solutions Trust, Class
A, Series 2022-1GS, 2.70%, 1/20/49, Callable
9/20/39 @ 100(a) $ 306,870
2,283,661 GoodLeap Sustainable Home Solutions Trust,
Class A, Series 2023-3C, 6.50%, 7/20/55, Callable
8/20/39 @ 100(a) 2,293,893
4,109,000 John Deere Owner Trust, Class A3, Series 2023-B,
5.18%, 3/15/28, Callable 3/15/27 @ 100 4,098,086
6,682,000 John Deere Owner Trust, Class A3, Series 2024-A,
4.96%, 11/15/28, Callable 12/15/27 @ 100 6,653,913
156,000 Mercedes-Benz Auto Receivables Trust, Class A3,
Series 2022-1, 5.21%, 8/16/27, Callable 10/15/26
@ 100 155,546
1,692,721 MMAF Equipment Finance LLC, Class A4, Series
2024-A, 5.10%, 7/13/49, Callable 8/13/30 @ 100(a) 1,672,819
142,962 Mosaic Solar Loan Trust, Class A, Series 2022-2A,
4.38%, 1/21/53, Callable 7/20/38 @ 100(a) 134,381
37,727 Navient Private Education Loan Trust, Class A2A,
Series 2018-BA, 3.61%, 12/15/59, Callable 2/15/28
@ 100(a) 36,984
4,391,693 Navient Private Education Refi Loan Trust, Class A,
Series 2023-A, 5.51%, 10/15/71, Callable 10/15/32
@ 100(a) 4,399,699
924,584 Navient Private Education Refi Loan Trust, Class A,
Series 2020-FA, 1.22%, 7/15/69, Callable 8/15/27
@ 100(a) 837,429
1,538,163 Navient Private Education Refi Loan Trust, Class
A2A, Series 2019-D, 3.01%, 12/15/59, Callable
9/15/31 @ 100(a) 1,454,922
1,432,655 Navient Private Education Refi Loan Trust, Class A,
Series 2021-DA, 6.51%(PRIME-(199)bps), 4/15/60,
Callable 5/15/32 @ 100(a) 1,412,751
747,373 Navient Private Education Refi Loan Trust, Class
A1B, Series 2020-IA, 6.44%(TSFR1M+111bps),
4/15/69, Callable 1/15/32 @ 100(a) 747,783
328,917 Navient Private Education Refi Loan Trust, Class A,
Series 2021-A, 0.84%, 5/15/69, Callable 7/15/28
@ 100(a) 290,622
5,093,315 Navient Private Education Refi Loan Trust, Class A,
Series 2021-EA, 0.97%, 12/16/69, Callable 1/15/30
@ 100(a) 4,421,881
63,212 Navient Student Loan Trust, Class A2, Series 2018-
EA, 4.00%, 12/15/59, Callable 8/15/25 @ 100(a) 62,082
2,894,000 Navistar Financial Dealer Note Master Owner Trust,
Class A, Series 2024-1, 5.59%, 4/25/29(a) 2,898,387
1,246,000 Navistar Financial Dealer Note Master Owner Trust
II, Class A, Series 2023-1, 6.18%, 8/25/28(a) 1,253,007
4,205,719 Nelnet Student Loan Trust, Class AFL, Series 2021-
BA, 6.23%(TSFR1M+89bps), 4/20/62, Callable
7/20/29 @ 100(a) 4,162,914
2,204,597 Nelnet Student Loan Trust, Class APT2, Series
2021-A, 1.36%, 4/20/62, Callable 9/20/29 @ 100(a) 2,013,626
2,549,908 Nelnet Student Loan Trust, Class AFL, Series 2021-
CA, 6.19%(TSFR1M+85bps), 4/20/62, Callable
10/20/31 @ 100(a) 2,529,182
4,621,000 OneMain Financial Issuance Trust, Class A, Series
2023-1A, 5.50%, 6/14/38, Callable 6/14/28 @ 100 4,658,598

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 2,122,000 OneMain Financial Issuance Trust, Class A2, Series
2023-2A, 6.83%(SOFR30A+150bps), 9/15/36,
Callable 9/14/26 @ 100(a) $ 2,148,739
3,221,000 PFS Financing Corp., Class A, Series 2023-C, 5.52%,
10/15/28(a) 3,232,112
1,388,000 PFS Financing Corp., Class A, Series 2024-D,
5.34%, 4/15/29(a) 1,391,568
189,000 PFS Financing Corp., Class A, Series 2023-A, 5.80%,
3/15/28(a) 190,185
8,497,000 PFS Financing Corp., Class A, Series 2024-B, 4.95%,
2/15/29(a) 8,427,457
7,235,000 PFS Financing Corp., Class A, Series 2023-B, 5.27%,
5/15/28(a) 7,225,256
257,904 Prodigy Finance CM2021-1 DAC, Class A, Series
2021-1A, 6.71%(TSFR1M+136bps), 7/25/51,
Callable 11/25/26 @ 100(a) 256,012
1,874,000 Regional Management Issuance Trust, Class A,
Series 2021-2, 1.90%, 8/15/33, Callable 8/15/26
@ 100(a) 1,699,193
595,000 Regional Management Issuance Trust, Class A,
Series 2024-1, 5.83%, 7/15/36, Callable 6/15/28
@ 100(a) 597,631
2,400,268 SMB Private Education Loan Trust, Class APT,
Series 2022-A, 2.85%, 11/16/54(a) 2,190,676
1,184,804 SMB Private Education Loan Trust, Class A1A,
Series 2020-B, 1.29%, 7/15/53(a) 1,100,023
2,634,251 SMB Private Education Loan Trust, Class A2A1,
Series 2021-A, 6.17%(TSFR1M+84bps), 1/15/53(a) 2,613,874
439,586 SMB Private Education Loan Trust, Class B, Series
2021-A, 2.31%, 1/15/53(a) 413,229
153,776 SMB Private Education Loan Trust, Class A2B,
Series 2017-B, 6.19%(TSFR1M+86bps),
10/15/35(a) 153,508
193,932 SMB Private Education Loan Trust, Class A2B,
Series 2020-A, 6.27%(TSFR1M+94bps), 9/15/37(a) 192,530
3,284,427 SMB Private Education Loan Trust, Class A1B,
Series 2024-A, 6.78%(SOFR30A+145bps),
3/15/56(a) 3,327,372
9,051,234 SMB Private Education Loan Trust, Class A1B,
Series 2023-B, 7.13%(SOFR30A+180bps),
10/16/56(a) 9,227,243
1,140,021 SMB Private Education Loan Trust, Class A1A,
Series 2023-C, 5.67%, 11/15/52(a) 1,151,905
4,770,863 SMB Private Education Loan Trust, Class A1B,
Series 2022-D, 7.13%(SOFR30A+180bps),
10/15/58(a) 4,850,727
841,696 SMB Private Education Loan Trust, Class APT1,
Series 2021-C, 1.39%, 1/15/53(a) 755,952
2,765,592 SoFi Personal Loan Trust, Class A, Series 2024-1,
6.06%, 2/12/31, Callable 9/12/27 @ 100(a) 2,772,567
288,548 SoFi Professional Loan Program LLC, Class A2FX,
Series 2019-B, 3.09%, 8/17/48, Callable 8/15/26
@ 100(a) 276,310
543,466 SoFi Professional Loan Program LLC, Class A2FX,
Series 2017-F, 2.84%, 1/25/41, Callable 9/25/25
@ 100(a) 531,158
766,757 SoFi Professional Loan Program Trust, Class A2FX,
Series 2020-A, 2.54%, 5/15/46, Callable 9/15/27
@ 100(a) 718,368
Principal Amount Value
Asset Backed Securities, continued
$ 406,506 SoFi Professional Loan Program Trust, Class AFX,
Series 2020-C, 1.95%, 2/15/46, Callable 7/15/28
@ 100(a) $ 371,172
10,964,000 Toyota Auto Loan Extended Note Trust, Class A,
Series 2023-1A, 4.93%, 6/25/36, Callable 6/25/28
@ 100(a) 10,909,370
Total Asset Backed Securities (Cost $182,041,759) 180,041,925
Collateralized Mortgage Obligations (7.0%):
1,375,347 A&D Mortgage Trust, Class A1, Series 2023-NQM5,
7.05%, 11/25/68, Callable 11/25/26 @ 100(a)(b) 1,446,206
2,200,000 AGL CLO 28, Ltd., Class AL2, Series 2023-28A,
7.00%(TSFR3M+170bps), 1/21/37, Callable
1/21/26 @ 100(a) 2,211,000
2,810,000 Alen Mortgage Trust, Class A, Series 2021-ACEN,
6.59%(TSFR1M+126bps), 4/15/34(a) 2,543,066
663,497 Allegro CLO VIII, Ltd., Class A, Series 2018-2A,
6.69%(TSFR3M+136bps), 7/15/31, Callable
7/15/24 @ 100(a) 663,620
6,490,000 Anchorage Capital CLO 7, Ltd., Class AR3, Series
2015-7A, 6.89%(TSFR3M+156bps), 4/28/37,
Callable 4/28/26 @ 100(a) 6,481,280
1,351,483 Angel Oak Mortgage Trust, Class A1, Series 2023-6,
6.50%, 12/25/67, Callable 8/25/26 @ 100(a)(b) 1,370,154
4,061,447 Angel Oak Mortgage Trust, Class A1, Series 2024-1,
5.21%, 8/25/68, Callable 1/25/27 @ 100(a)(b) 3,972,327
5,270,653 Angel Oak Mortgage Trust, Class A1, Series 2024-2,
5.99%, 1/25/69, Callable 1/25/27 @ 100(a)(b) 5,309,186
991,028 Apidos CLO XX, Class A1RA, Series 2015-20A,
6.69%(TSFR3M+136bps), 7/16/31, Callable
7/16/24 @ 100(a) 991,203
890,161 Apidos CLO XXV, Class A1R2, Series 2016-25A,
6.47%(TSFR3M+115bps), 10/20/31, Callable
10/20/24 @ 100(a) 890,306
167,804 Ares XL CLO, Ltd., Class A1RR, Series 2016-40A,
6.46%(TSFR3M+113bps), 1/15/29, Callable
7/15/24 @ 100(a) 167,897
294,802 Ares XXXIIR CLO, Ltd., Class  A1A, Series 2014-
32RA, 6.52%(TSFR3M+120bps), 5/15/30, Callable
8/15/24 @ 100(a) 295,661
1,378,216 Arroyo Mortgage Trust, Class A1, Series 2022-2,
4.95%, 7/25/57, Callable 7/25/25 @ 100(a) 1,358,777
2,230,000 Bain Capital CLO, Ltd., Class A1, Series 2024-1A,
6.87%(TSFR3M+155bps), 4/16/37, Callable
4/16/26 @ 100(a) 2,237,572
1,530,000 Ballyrock CLO 2019-2, Ltd., Class BRR, Series 2019-
2A, 7.62%(TSFR3M+240bps), 2/20/36, Callable
2/20/25 @ 100(a) 1,536,194
495,000 BANK, Class A5, Series 2021-BN38, 2.52%,
12/15/64, Callable 12/15/31 @ 100 408,178
833,789 Battalion CLO VIII, Ltd., Class A1R2, Series 2015-
8A, 6.66%(TSFR3M+133bps), 7/18/30, Callable
7/18/24 @ 100(a) 834,492
2,665,000 BBCMS Mortgage Trust, Class A4, Series 2023-C22,
6.52%, 11/15/56, Callable 10/15/33 @ 100(b) 2,895,054
2,050,000 BBCMS Mortgage Trust, Class A5, Series 2024-C26,
5.83%, 5/15/57, Callable 5/15/34 @ 100(b) 2,128,145
3,850,000 BBCMS Mortgage Trust, Class A, Series 2018-TALL,
6.25%(TSFR1M+92bps), 3/15/37(a) 3,638,373

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,040,000 Benchmark Mortgage Trust, Class B, Series 2019-
B15, 3.56%, 12/15/72, Callable 12/15/29 @ 100 $ 855,676
3,120,000 Benchmark Mortgage Trust, Class A5, Series 2019-
B12, 3.12%, 8/15/52, Callable 8/15/29 @ 100 2,819,182
2,310,000 BFLD Mortgage Trust, Class A, Series 2024-WRHS,
6.79%(TSFR1M+149bps), 8/15/26(a) 2,304,225
2,491,404 BRAVO Residential Funding Trust, Class A1, Series
2023-NQM6, 6.60%, 9/25/63, Callable 8/25/26 @
100(a)(b) 2,567,722
1,070,000 BX Commercial Mortgage Trust, Class B, Series
2024-MF, 7.02%(TSFR1M+169bps), 2/15/39(a) 1,059,158
2,507,701 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.77%(TSFR1M+144bps), 2/15/39(a) 2,498,542
2,600,000 BX Commercial Mortgage Trust, Class A, Series
2020-VIV4, 2.84%, 3/9/44, Callable 3/9/30 @
100(a) 2,252,435
3,635,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.09%(TSFR1M+176bps), 12/9/40(a) 3,630,863
1,883,000 BX Trust, Class A, Series 2023-DELC,
8.02%(TSFR1M+269bps), 5/15/38(a) 1,888,912
1,930,000 BX Trust, Class A, Series 2024-PAT,
7.42%(TSFR1M+209bps), 3/15/41(a) 1,927,176
780,000 BX Trust, Class B, Series 2024-PAT,
8.37%(TSFR1M+304bps), 3/15/41(a) 778,849
1,689,081 BX Trust, Class A, Series 2024-CNYN,
6.77%(TSFR1M+144bps), 4/15/29(a) 1,677,778
940,000 BX Trust, Class B, Series 2024-BIO,
7.27%(TSFR1M+194bps), 2/15/41(a) 934,690
3,730,000 BX Trust, Class A, Series 2024-VLT4,
6.81%(TSFR1M+149bps), 7/15/29(a) 3,705,971
4,646,000 BX Trust, Class A, Series 2024-BIO,
6.97%(TSFR1M+164bps), 2/15/41(a) 4,629,241
603,000 Cantor Commercial Real Estate Lending, Class B,
Series 2019-CF3, 3.50%, 1/15/53, Callable 12/15/29
@ 100(b) 515,429
615,000 Cantor Commercial Real Estate Lending, Class
A4, Series 2019-CF2, 2.62%, 11/15/52, Callable
10/15/29 @ 100 543,847
1,950,000 CEDR Commercial Mortgage Trust, Class A, Series
2022-SNAI, 6.32%(TSFR1M+99bps), 2/15/39(a) 1,833,041
3,734,551 CENT Trust, Class A, Series 2023-CITY,
7.95%(TSFR1M+262bps), 9/15/38(a) 3,753,739
212,051 Chase Home Lending Mortgage Trust, Class A11,
Series 2019-ATR2, 6.36%(TSFR1M+101bps),
7/25/49, Callable 6/25/29 @ 100(a) 200,519
1,023,611 CIFC Funding, Ltd., Class A1, Series 2013-3RA,
6.56%(TSFR3M+124bps), 4/24/31, Callable
7/24/24 @ 100(a) 1,024,465
619,200 CIM Trust, Class A11, Series 2019-INV3,
5.50%(SOFR30A+106bps), 8/25/49, Callable
8/25/31 @ 100(a) 583,193
124,318 CIM Trust, Class A1, Series 2021-R6, 1.42%,
7/25/61, Callable 9/25/26 @ 100(a)(b) 105,853
1,460,000 COAST Commercial Mortgage Trust, Class A, Series
2023-2HTL, 7.92%(TSFR1M+259bps), 8/15/36(a) 1,457,919
748,370 COLT Mortgage Loan Trust, Class A1, Series 2023-
4, 7.16%, 10/25/68, Callable 10/25/26 @ 100(a)(b) 783,614
3,075,000 COMM Mortgage Trust, Class A4, Series 2015-
CR26, 3.63%, 10/10/48, Callable 8/10/27 @ 100 2,941,501
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 667,000 COMM Mortgage Trust, Class A5, Series 2015-
CR24, 3.70%, 8/10/48, Callable 6/10/26 @ 100 $ 652,075
1,034,645 Cross Mortgage Trust, Class A1A, Series 2023-H2,
7.13%, 11/25/68, Callable 10/25/26 @ 100(a)(b) 1,048,205
1,195,000 CSAIL Commercial Mortgage Trust, Class B, Series
2019-C15, 4.48%, 3/15/52, Callable 2/15/29 @ 100 1,071,068
1,494,521 CSMC, Class A1, Series 2021-NQM8, 1.84%,
10/25/66, Callable 11/25/24 @ 100(a)(b) 1,239,732
2,135,000 CSMC, Class B, Series 2021-BHAR,
6.94%(TSFR1M+161bps), 11/15/38(a) 2,114,759
2,031,836 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 1,920,956
1,682,738 Dewolf Park CLO, Ltd., Class AR, Series 2017-1A,
6.51%(TSFR3M+118bps), 10/15/30, Callable
7/15/24 @ 100(a) 1,683,478
1,440,000 Diameter Capital CLO 1, Ltd., Class A1A, Series
2021-1A, 6.83%(TSFR3M+150bps), 7/15/36,
Callable 7/15/24 @ 100(a) 1,442,901
292,063 Dryden 30 Senior Loan Fund, Class AR, Series 2013-
30A, 6.40%(TSFR3M+108bps), 11/15/28, Callable
8/15/24 @ 100(a) 292,388
1,798,906 Dryden 37 Senior Loan Fund, Class AR, Series 2015-
37A, 6.69%(TSFR3M+136bps), 1/15/31, Callable
7/15/24 @ 100(a) 1,800,135
445,282 Dryden 60 CLO, Ltd., Class A, Series 2018-60A,
6.64%(TSFR3M+131bps), 7/15/31, Callable
7/15/24 @ 100(a) 445,795
5,430,000 ELM Trust, Class A10, Series 2024-ELM, 5.80%,
6/10/39(a)(b) 5,435,733
5,430,000 ELM Trust, Class A15, Series 2024-ELM, 5.80%,
6/10/39(a)(b) 5,436,787
3,860,000 Elmwood CLO 26, Ltd., Class A1, Series 2024-1A,
6.79%(TSFR3M+150bps), 4/18/37, Callable
4/18/26 @ 100(a) 3,885,873
3,310,000 Elmwood CLO 30, Ltd., Class A, Series
2024-6A(TSFR3M+143bps), 7/17/37, Callable
7/17/26 @ 100(a) 3,310,000
428,265 Flagstar Mortgage Trust, Class A11, Series 2019-
1INV, 5.50%(TSFR1M+106bps), 10/25/49, Callable
11/25/35 @ 100(a) 406,228
1,555,098 Flagstar Mortgage Trust, Class A6, Series 2021-
13IN, 2.50%, 12/30/51, Callable 10/25/43 @ 100(a)
(b) 1,327,908
620,084 Flatiron CLO 18, Ltd., Class A, Series 2018-1A,
6.53%(TSFR3M+121bps), 4/17/31, Callable
7/17/24 @ 100(a) 620,421
860,805 FRESB Mortgage Trust, Class A10H, Series 2019-
SB60, 3.50%(US0001M+350bps), 1/25/39, Callable
12/25/28 @ 100 784,191
2,383,820 FRESB Mortgage Trust, Class A10F, Series 2021-
SB93, 1.81%, 10/25/31, Callable 9/25/31 @ 100(b) 2,015,467
577,956 FS RIALTO, Class A, Series  2021-FL2,
6.66%(TSFR1M+133bps), 5/16/38, Callable
7/16/24 @ 100(a) 569,349
3,130,000 Galaxy XXVI CLO, Ltd., Class AR, Series 2018-26A,
6.50%(TSFR3M+117bps), 11/22/31, Callable
11/22/24 @ 100(a) 3,134,255
711,108 Galaxy XXVII CLO, Ltd., Class A, Series 2018-27A,
6.61%(TSFR3M+128bps), 5/16/31, Callable
8/16/24 @ 100(a) 712,317

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 2,322,989 GCAT Trust, Class A1, Series 2021-NQM7, 1.91%,
8/25/66, Callable 6/25/28 @ 100(a)(b) $ 2,085,069
86,464 Grippen Park CLO, Ltd., Class A, Series 2017-1A,
6.85%(TSFR3M+152bps), 1/20/30, Callable
7/20/24 @ 100(a) 86,528
2,090,000 GS Mortgage Securities Corp. Trust, Class A, Series
2023-FUN, 7.42%(TSFR1M+209bps), 3/15/28(a) 2,092,858
2,105,000 GS Mortgage Securities Corp. Trust, Class B, Series
2023-FUN, 8.12%(TSFR1M+279bps), 3/15/28(a) 2,107,769
983,248 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ2, 2.50%, 7/25/51, Callable 4/25/42
@ 100(a)(b) 785,981
1,525,411 GS Mortgage-Backed Securities Trust, Class A2,
Series 2021-PJ6, 2.50%, 11/25/51, Callable 9/25/40
@ 100(a)(b) 1,212,463
931,853 Homeward Opportunities Fund Trust, Class A1,
Series 2022-1, 5.08%, 7/25/67, Callable 8/25/25
@ 100(a)(b) 920,827
1,500,000 J.P. Morgan Chase Commercial Mortgage
Securities Trust, Class A, Series 2022-NXSS,
7.51%(TSFR1M+218bps), 9/15/39(a) 1,501,395
270,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class D, Series 2022-OPO, 3.56%, 1/5/39(a)
(b) 204,534
953,260 J.P. Morgan Mortgage Trust, Class A4, Series 2021-
10, 2.50%, 12/25/51, Callable 1/25/43 @ 100(a)(b) 827,437
38,298 J.P. Morgan Mortgage Trust, Class A11, Series
2020-LTV1, 6.00%(TSFR1M+111bps), 6/25/50,
Callable 10/25/27 @ 100(a) 38,253
382,253 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV2, 6.36%(TSFR1M+101bps), 2/25/50,
Callable 2/25/31 @ 100(a) 362,073
901,126 J.P. Morgan Mortgage Trust, Class A12, Series
2021-12, 5.00%, 2/25/52, Callable 4/25/45 @
100(a)(b) 856,211
137,375 J.P. Morgan Mortgage Trust, Class A11, Series
2019-7, 6.36%(TSFR1M+101bps), 2/25/50,
Callable 3/25/34 @ 100(a) 131,009
1,372,149 J.P. Morgan Mortgage Trust, Class A12, Series
2021-14, 5.00%, 5/25/52, Callable 5/25/43 @
100(a)(b) 1,303,756
55,198 J.P. Morgan Mortgage Trust, Class A11, Series
2019-LTV3, 6.31%(TSFR1M+96bps), 3/25/50,
Callable 9/25/31 @ 100(a) 54,983
210,575 J.P. Morgan Mortgage Trust, Class A5, Series 2019-
LTV3, 3.50%, 3/25/50, Callable 9/25/31 @ 100(a)(b) 203,984
519,690 J.P. Morgan Mortgage Trust, Class A3, Series 2021-
7, 2.50%, 11/25/51, Callable 8/25/40 @ 100(a)(b) 413,072
700,029 J.P. Morgan Mortgage Trust, Class A3, Series 2021-
12, 2.50%, 2/25/52, Callable 4/25/45 @ 100(a)(b) 556,413
2,137,624 J.P. Morgan Mortgage Trust, Class A3B, Series
2022-INV3, 3.00%, 9/25/52, Callable 4/25/39 @
100(a)(b) 1,771,890
1,615,815 J.P. Morgan Mortgage Trust, Class A3, Series 2024-
2, 6.00%, 8/25/54, Callable 9/25/28 @ 100(a)(b) 1,604,454
338,903 J.P. Morgan Mortgage Trust, Class A11, Series
2019-INV3, 6.00%(TSFR1M+111bps), 5/25/50,
Callable 6/25/36 @ 100(a) 319,922
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 700,000 JPMDB Commercial Mortgage Securities Trust,
Class A5, Series 2017-C5, 3.69%, 3/15/50, Callable
8/15/27 @ 100 $ 664,564
1,530,000 KSL Commercial Mortgage Trust, Class A, Series
2023-HT, 7.62%(TSFR1M+229bps), 12/15/36(a) 1,533,541
569,611 LCM XVIII LP, Class A1R, Series 18A,
6.61%(TSFR3M+128bps), 4/20/31, Callable
7/20/24 @ 100(a) 570,466
958,567 Madison Park Funding XVIII, Ltd., Class ARR, Series
2015-18A, 6.53%(TSFR3M+120bps), 10/21/30,
Callable 7/21/24 @ 100(a) 959,101
1,000,000 Madison Park Funding XXXV, Ltd., Class A1R, Series
2019-35A, 6.58%(TSFR3M+125bps), 4/20/32,
Callable 7/20/24 @ 100(a) 1,001,735
3,839,614 Mello Mortgage Capital Acceptance, Class A3,
Series 2022-INV2, 3.00%, 4/25/52, Callable 6/25/48
@ 100(a)(b) 3,168,282
630,000 MF1, Class A, Series 2021-W10,
6.40%(TSFR1M+107bps), 12/15/34(a) 623,646
3,142,697 MFA Trust, Class A1, Series 2023-NQM3, 6.62%,
7/25/68, Callable 8/25/26 @ 100(a)(b) 3,190,130
1,229,699 MFA Trust, Class A1, Series 2023-INV2, 6.77%,
10/25/58, Callable 9/25/26 @ 100(a)(b) 1,307,416
1,505,000 MHP, Class A, Series 2021-STOR,
6.14%(TSFR1M+81bps), 7/15/38(a) 1,485,812
1,115,000 MIRA Trust, Class A, Series 2023-MILE, 6.75%,
6/10/38(a) 1,148,070
1,067,684 Morgan Stanley Bank of America Merrill Lynch
Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48,
Callable 8/15/25 @ 100 1,047,263
1,540,000 Morgan Stanley Capital I Trust, Class A4, Series
2016-BNK2, 3.05%, 11/15/49, Callable 11/15/26
@ 100 1,434,039
1,840,000 MSWF Commercial Mortgage Trust, Class A5, Series
2023-2, 6.01%, 12/15/56, Callable 12/15/33 @ 100 1,928,908
798,962 Neuberger Berman Loan Advisers CLO
32, Ltd., Class AR, Series 2019-32A,
6.58%(TSFR3M+125bps), 1/20/32, Callable
7/19/24 @ 100(a) 799,198
674,713 OBX Trust, Class A1, Series 2023-NQM9, 7.16%,
10/25/63, Callable 10/25/26 @ 100(a)(b) 695,358
1,841,757 OCP CLO, Ltd., Class A1, Series 2018-15A,
6.69%(TSFR3M+136bps), 7/20/31, Callable
7/20/24 @ 100(a) 1,842,079
274,025 Octagon Investment Partners 30, Ltd., Class
A1R, Series 2017-1A, 6.59%(TSFR3M+126bps),
3/17/30, Callable 7/20/24 @ 100(a) 274,143
2,804,944 OCTAGON INVESTMENT PARTNERS 35, Ltd., Class
A1A, Series 2018-1A, 6.65%(TSFR3M+132bps),
1/20/31, Callable 7/20/24 @ 100(a) 2,804,944
245,894 Octagon Investment Partners XIV, Ltd., Class
AARR, Series 2012-1A, 6.54%(TSFR3M+121bps),
7/15/29, Callable 7/15/24 @ 100(a) 245,894
923,750 Octagon Investment Partners XVI, Ltd., Class
A1R, Series 2013-1A, 6.60%(TSFR3M+128bps),
7/17/30, Callable 7/17/24 @ 100(a) 924,794
1,200,000 Octagon Investment Partners XVII, Ltd., Class
A2R2, Series 2013-1A, 6.69%(TSFR3M+136bps),
1/25/31, Callable 7/25/24 @ 100(a) 1,197,449

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,510,000 One New York Plaza Trust, Class A, Series 2020-
1NYP, 6.39%(TSFR1M+106bps), 1/15/36(a) $ 1,438,220
2,700,000 Palmer Square CLO, Ltd., Class A1A, Series 2022-
4A, 7.47%(TSFR3M+215bps), 10/20/35, Callable
1/20/25 @ 100(a) 2,719,223
2,305,000 Palmer Square CLO, Ltd., Class A1, Series
2024-2A(TSFR3M+140bps), 7/20/37(a) 2,303,847
1,515,000 Pikes Peak CLO 16, Ltd., Class A1, Series 2024-
16A, 6.78%(TSFR3M+146bps), 7/25/37, Callable
7/25/26 @ 100(a) 1,515,000
2,010,754 PRKCM Trust, Class A1, Series 2021-AFC2, 2.07%,
11/25/56, Callable 9/25/39 @ 100(a)(b) 1,655,304
768,130 PRPM LLC, Class A1, Series 2024-RCF1, 4.00%,
1/25/54, Callable 1/25/26 @ 100(a)(b) 736,044
900,000 PRPM Trust, Class A1, Series 2024-NQM2, 6.33%,
6/25/69, Callable 7/25/27 @ 100(a)(b) 900,537
749,753 RR 3, Ltd., Class A1R2, Series 2018-3A,
6.68%(TSFR3M+135bps), 1/15/30, Callable
7/15/24 @ 100(a) 751,240
1,239,108 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2019-2, 3.50%, 8/25/58, Callable 11/25/52
@ 100 1,160,090
469,346 Seasoned Credit Risk Transfer Trust, Class MA,
Series 2018-2, 3.50%, 11/25/57, Callable 4/25/40
@ 100 444,814
125,000 SG Commercial Mortgage Securities Trust, Class
A4, Series 2016-C5, 3.06%, 10/10/48, Callable
7/10/26 @ 100 115,451
752,148 SG Residential Mortgage Trust, Class A1, Series
2022-2, 5.35%, 8/25/62, Callable 8/25/25 @ 100(a)
(b) 750,558
1,125,000 Signal Peak CLO 4, Ltd., Class XR, Series 2017-4A,
6.54%(TSFR3M+121bps), 10/26/34, Callable
7/26/24 @ 100(a) 1,123,783
1,000,000 Signal Peak CLO 8, Ltd., Class A, Series 2020-8A,
6.86%(TSFR3M+153bps), 4/20/33, Callable
7/20/24 @ 100(a) 1,001,475
1,255,000 Taubman Centers Commercial Mortgage Trust, Class
A, Series 2022-DPM, 7.51%(TSFR1M+219bps),
5/15/37(a) 1,261,178
422,481 TCI-Flatiron CLO,  Ltd., Class AR, Series 2017-1A,
6.55%(TSFR3M+122bps), 11/18/30, Callable
8/17/24 @ 100(a) 422,969
380,000 TRESTLES CLO V, Ltd., Class A1, Series 2021-5A,
6.76%(TSFR3M+143bps), 10/20/34, Callable
7/20/24 @ 100(a) 380,817
3,200,000 TRESTLES CLO, Ltd., Class A1RR, Series
2017-1A(TSFR3M+146bps), 7/25/37(a) 3,200,000
2,813,669 UWM Mortgage Trust, Class A10, Series 2021-
INV5, 5.00%, 1/25/52, Callable 9/25/43 @ 100(a)(b) 2,662,873
1,687,708 Verus Securitization Trust, Class A1, Series 2022-2,
4.26%, 2/25/67, Callable 12/25/27 @ 100(a)(b) 1,544,047
497,034 Voya CLO, Ltd., Class AR, Series 2019-1A,
6.65%(TSFR3M+132bps), 4/15/31, Callable
7/15/24 @ 100(a) 497,637
1,250,000 Wells Fargo Commercial Mortgage Trust, Class
AS, Series 2015-NXS1, 3.41%, 5/15/48, Callable
4/15/25 @ 100 1,213,425
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,015,000 Wells Fargo Commercial Mortgage Trust, Class
A4, Series 2015-NXS4, 3.72%, 12/15/48, Callable
11/15/25 @ 100 $ 989,338
775,000 Wells Fargo Commercial Mortgage Trust, Class A4,
Series 2015-C28, 3.54%, 5/15/48, Callable 5/15/25
@ 100 750,133
8,263,691 Wells Fargo Commercial Mortgage Trust, Class
XA, Series 2016-LC25, 0.96%, 12/15/59, Callable
9/15/26 @ 100(b) 129,948
Total Collateralized Mortgage Obligations (Cost $211,629,579) 207,957,916
Corporate Bonds (23.8%):
Aerospace & Defense (0.9%):
1,213,000 Boeing Co. (The), 2.20%, 2/4/26, Callable 7/15/24
@ 100 1,138,085
856,000 Boeing Co. (The), 3.10%, 5/1/26, Callable 3/1/26
@ 100 812,608
1,289,000 Boeing Co. (The), 3.95%, 8/1/59, Callable 2/1/59
@ 100 808,790
368,000 Huntington Ingalls Industries, Inc., 3.48%, 12/1/27,
Callable 9/1/27 @ 100 346,840
5,507,000 L3Harris Technologies, Inc., 5.40%, 1/15/27 5,526,517
2,478,000 L3Harris Technologies, Inc., 4.40%, 6/15/28,
Callable 3/15/28 @ 100 2,393,247
1,863,000 L3Harris Technologies, Inc., 5.05%, 6/1/29, Callable
5/1/29 @ 100 1,845,752
262,000 L3Harris Technologies, Inc., 2.90%, 12/15/29,
Callable 9/15/29 @ 100 232,633
2,009,000 L3Harris Technologies, Inc., 5.25%, 6/1/31, Callable
4/1/31 @ 100 1,993,030
775,000 L3Harris Technologies, Inc., 5.60%, 7/31/53,
Callable 1/31/53 @ 100 758,819
626,000 Lockheed Martin Corp., 3.80%, 3/1/45, Callable
9/1/44 @ 100 496,098
1,410,000 Northrop Grumman Corp., 4.90%, 6/1/34, Callable
3/1/34 @ 100 1,367,218
196,000 Northrop Grumman Corp., 4.95%, 3/15/53, Callable
9/15/52 @ 100 176,329
612,000 Northrop Grumman Corp., 5.20%, 6/1/54, Callable
12/1/53 @ 100 570,331
115,000 RTX Corp., 7.00%, 11/1/28 120,703
140,000 RTX Corp., 5.75%, 1/15/29, Callable 12/15/28 @
100 143,238
1,660,000 RTX Corp., 2.38%, 3/15/32, Callable 12/15/31 @
100 1,350,428
3,788,000 RTX Corp., 6.10%, 3/15/34, Callable 12/15/33 @
100 3,985,908
590,000 RTX Corp., 5.40%, 5/1/35 586,690
415,000 RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @
100 325,036
3,011,000 RTX Corp., 2.82%, 9/1/51, Callable 3/1/51 @ 100 1,806,555
485,000 Textron, Inc., 3.00%, 6/1/30, Callable 3/1/30 @ 100 424,842
27,209,697
Air Freight & Logistics (0.0%
†
):
295,610 United Airlines Pass Through Trust, Series 2019-1,
Class AA, 4.15%, 8/25/31 274,841
Automobiles (0.1%):
1,912,000 General Motors Financial Co, Inc., 5.95%, 4/4/34,
Callable 1/4/34 @ 100 1,914,111

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Automobiles, continued
$ 807,000 General Motors Financial Co., Inc., 5.75%, 2/8/31,
Callable 12/8/30 @ 100 $ 806,178
850,000 General Motors Financial Co., Inc., 5.60%, 6/18/31,
Callable 4/18/31 @ 100 843,512
3,563,801
Banks (2.4%):
5,515,000 Bank of America Corp., 3.71% (TSFR3M), 4/24/28,
Callable 4/24/27 @ 100 5,258,707
2,866,000 Bank of America Corp., 3.19% (TSFR3M), 7/23/30,
Callable 7/23/29 @ 100, MTN 2,600,812
5,778,000 Bank of America Corp., 2.88% (TSFR3M), 10/22/30,
Callable 10/22/29 @ 100, MTN 5,149,879
1,236,000 Bank of America Corp., 2.57% (SOFR), 10/20/32,
Callable 10/20/31 @ 100 1,023,037
4,312,000 Bank of America Corp., 2.97% (SOFR), 2/4/33,
Callable 2/4/32 @ 100 3,625,504
6,453,000 Bank of America Corp., 5.47% (SOFR), 1/23/35,
Callable 1/23/34 @ 100 6,453,542
756,000 Bank of America Corp., 2.68% (SOFR), 6/19/41,
Callable 6/19/40 @ 100, MTN 524,972
739,000 Bank of America Corp., 2.83% (SOFR), 10/24/51,
Callable 10/24/50 @ 100 465,642
521,000 Bank of America Corp., 2.97% (SOFR), 7/21/52,
Callable 7/21/51 @ 100 338,787
3,420,000 Citigroup, Inc., 3.52% (TSFR3M), 10/27/28, Callable
10/27/27 @ 100 3,232,950
2,964,000 Citigroup, Inc., 2.98% (SOFR), 11/5/30, Callable
11/5/29 @ 100 2,629,569
312,000 Citigroup, Inc., 2.52% (SOFR), 11/3/32, Callable
11/3/31 @ 100 255,488
3,007,000 Citigroup, Inc., 3.06% (SOFR), 1/25/33, Callable
1/25/32 @ 100 2,547,302
2,474,000 Citigroup, Inc., 5.45% (SOFR), 6/11/35, Callable
6/11/34 @ 100 2,458,730
1,210,000 JP Morgan Chase & Co., 2.58% (TSFR3M), 4/22/32,
Callable 4/22/31 @ 100 1,020,146
2,817,000 JPMorgan Chase & Co., 5.57% (SOFR), 4/22/28,
Callable 4/22/27 @ 100 2,844,359
2,468,000 JPMorgan Chase & Co., 5.58% (SOFR), 4/22/30,
Callable 4/22/29 @ 100 2,510,872
4,967,000 JPMorgan Chase & Co., 3.70% (TSFR3M), 5/6/30,
Callable 5/6/29 @ 100 4,669,139
1,865,000 JPMorgan Chase & Co., 2.74% (TSFR3M),
10/15/30, Callable 10/15/29 @ 100 1,639,585
612,000 JPMorgan Chase & Co., 2.52% (SOFR), 4/22/31,
Callable 4/22/30 @ 100 527,947
4,397,000 JPMorgan Chase & Co., 1.95% (SOFR), 2/4/32,
Callable 2/4/31 @ 100 3,589,069
1,200,000 JPMorgan Chase & Co., 5.34% (SOFR), 1/23/35,
Callable 1/23/34 @ 100 1,204,540
3,858,000 JPMorgan Chase & Co., 5.77% (SOFR), 4/22/35,
Callable 4/22/34 @ 100 3,978,697
4,843,000 Wells Fargo & Co, 5.71% (SOFR), 4/22/28, Callable
4/22/27 @ 100 4,864,701
202,000 Wells Fargo & Co., 5.20% (SOFR), 1/23/30, Callable
1/22/29 @ 100 200,492
884,000 Wells Fargo & Co., 2.88% (TSFR3M), 10/30/30,
Callable 10/30/29 @ 100, MTN 780,994
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 5,749,000 Wells Fargo & Co., 5.50% (SOFR), 1/23/35, Callable
1/23/34 @ 100 $ 5,744,062
600,000 Wells Fargo & Co., 4.61% (SOFR), 4/25/53, Callable
4/25/52 @ 100 510,035
70,649,559
Biotechnology (0.8%):
6,333,000 AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34
@ 100 5,971,956
1,639,000 AbbVie, Inc., 4.30%, 5/14/36, Callable 11/14/35
@ 100 1,506,316
8,598,000 Amgen, Inc., 4.05%, 8/18/29, Callable 6/18/29
@ 100 8,217,521
1,149,000 Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51
@ 100 735,309
1,016,000 Amgen, Inc., 4.20%, 2/22/52, Callable 8/22/51
@ 100 801,743
481,000 Amgen, Inc., 2.77%, 9/1/53, Callable 3/1/53 @ 100 287,490
1,007,000 Amgen, Inc., 4.40%, 2/22/62, Callable 8/22/61
@ 100 783,425
1,682,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 1,637,306
3,329,000 Gilead Sciences, Inc., 1.65%, 10/1/30, Callable
7/1/30 @ 100^ 2,740,859
1,738,000 Gilead Sciences, Inc., 2.60%, 10/1/40, Callable
4/1/40 @ 100 1,193,525
23,875,450
Broadline Retail (0.1%):
1,392,000 eBay, Inc., 6.30%, 11/22/32, Callable 8/22/32 @
100 1,476,812
Capital Markets (3.2%):
141,000 Blackstone Secured Lending Fund, 5.88%,
11/15/27, Callable 10/15/27 @ 100 139,572
68,000 FactSet Research Systems, Inc., 3.45%, 3/1/32,
Callable 12/1/31 @ 100 59,138
5,579,000 Goldman Sachs Group, Inc. (The), 1.43% (SOFR),
3/9/27, Callable 3/9/26 @ 100 5,199,065
4,519,000 Goldman Sachs Group, Inc. (The), 1.54% (SOFR),
9/10/27, Callable 9/10/26 @ 100 4,143,679
274,000 Goldman Sachs Group, Inc. (The), 1.95% (SOFR),
10/21/27, Callable 10/21/26 @ 100 253,323
3,071,000 Goldman Sachs Group, Inc. (The), 2.64% (SOFR),
2/24/28, Callable 2/24/27 @ 100 2,854,851
1,475,000 Goldman Sachs Group, Inc. (The), 4.48% (SOFR),
8/23/28, Callable 8/23/27 @ 100 1,440,697
11,256,000 Goldman Sachs Group, Inc. (The), 5.73% (SOFR),
4/25/30, Callable 4/25/29 @ 100 11,439,371
7,267,000 Goldman Sachs Group, Inc. (The), 2.65% (SOFR),
10/21/32, Callable 10/21/31 @ 100 6,027,577
5,253,000 Goldman Sachs Group, Inc. (The), 3.10% (SOFR),
2/24/33, Callable 2/24/32 @ 100 4,491,914
5,927,000 Goldman Sachs Group, Inc. (The), 5.85% (SOFR),
4/25/35, Callable 4/25/34 @ 100 6,069,396
401,000 Moody's Corp., 4.25%, 2/1/29, Callable 11/1/28
@ 100 389,008
366,000 Moody's Corp., 2.55%, 8/18/60, Callable 2/18/60
@ 100 193,775
2,526,000 Morgan Stanley, 6.41% (SOFR), 11/1/29, Callable
11/1/28 @ 100 2,626,848

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 275,000 Morgan Stanley, 4.43% (TSFR3M), 1/23/30,
Callable 1/23/29 @ 100, MTN $ 267,141
21,377,000 Morgan Stanley, 5.66% (SOFR), 4/18/30, Callable
4/18/29 @ 100 21,777,733
9,030,000 Morgan Stanley, 1.79% (SOFR), 2/13/32, Callable
2/13/31 @ 100, MTN 7,255,135
208,000 Morgan Stanley, 2.51% (SOFR), 10/20/32, Callable
10/20/31 @ 100, MTN 171,769
4,699,000 Morgan Stanley, 2.94% (SOFR), 1/21/33, Callable
1/21/32 @ 100 3,979,997
1,027,000 Morgan Stanley, 5.42% (SOFR), 7/21/34, Callable
7/21/33 @ 100 1,023,006
8,892,000 Morgan Stanley, 5.83% (SOFR), 4/19/35, Callable
4/19/34 @ 100 9,151,966
4,758,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 4,294,095
808,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 709,020
93,958,076
Chemicals (0.0%
†
):
179,000 RPM International, Inc., 3.75%, 3/15/27, Callable
12/15/26 @ 100 171,741
Commercial Services & Supplies (0.0%
†
):
107,000 Waste Management, Inc., 2.95%, 6/1/41, Callable
12/1/40 @ 100 77,297
551,000 Waste Management, Inc., 4.10%, 3/1/45, Callable
9/1/44 @ 100 456,936
534,233
Communications Equipment (0.0%
†
):
277,000 Juniper Networks, Inc., 3.75%, 8/15/29, Callable
5/15/29 @ 100 257,282
609,000 Motorola Solutions, Inc., 5.60%, 6/1/32, Callable
3/1/32 @ 100 611,961
869,243
Consumer Finance (0.1%):
472,000 General Motors Financial Co., Inc., 3.10%, 1/12/32,
Callable 10/12/31 @ 100 395,920
2,353,000 General Motors Financial Co., Inc., 6.10%, 1/7/34,
Callable 10/7/33 @ 100 2,371,984
2,767,904
Containers & Packaging (0.0%
†
):
318,000 Amcor Flexibles North America, Inc., 2.69%,
5/25/31, Callable 2/25/31 @ 100^ 267,844
Diversified Consumer Services (0.0%
†
):
145,000 California Institute of Technology, 4.32%, 8/1/45 128,838
360,000 Massachusetts Institute of Technology, 4.68%,
7/1/14 318,060
446,898
Diversified Telecommunication Services (1.0%):
653,000 AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34
@ 100 599,184
6,896,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 4,808,698
6,195,000 AT&T, Inc., 3.65%, 9/15/59, Callable 3/15/59 @
100 4,126,291
481,000 AT&T, Inc., 3.85%, 6/1/60, Callable 12/1/59 @ 100 338,953
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 876,000 T-Mobile USA, Inc., 2.70%, 3/15/32, Callable
12/15/31 @ 100 $ 732,088
146,000 T-Mobile USA, Inc., 5.20%, 1/15/33, Callable
10/15/32 @ 100 145,120
6,064,000 T-Mobile USA, Inc., 5.15%, 4/15/34, Callable
1/15/34 @ 100 5,967,570
5,088,000 Verizon Communications, Inc., 4.02%, 12/3/29,
Callable 9/3/29 @ 100 4,795,811
7,504,000 Verizon Communications, Inc., 4.27%, 1/15/36 6,822,922
122,000 Verizon Communications, Inc., 2.85%, 9/3/41,
Callable 3/3/41 @ 100 85,541
274,000 Verizon Communications, Inc., 3.00%, 11/20/60,
Callable 5/20/60 @ 100 165,589
28,587,767
Electric Utilities (3.1%):
297,000 AEP Texas, Inc., Series E, 6.65%, 2/15/33 312,289
1,346,000 AEP Texas, Inc., 5.40%, 6/1/33, Callable 3/1/33
@ 100 1,316,929
387,000 AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34
@ 100 386,099
256,000 AEP Texas, Inc., Series G, 4.15%, 5/1/49, Callable
11/1/48 @ 100 194,435
1,377,000 AEP Texas, Inc., 3.45%, 5/15/51, Callable 11/15/50
@ 100 918,173
510,000 AEP Texas, Inc., 5.25%, 5/15/52, Callable 11/15/51
@ 100 453,068
1,503,000 AEP Transmission Co. LLC, 5.15%, 4/1/34, Callable
1/1/34 @ 100 1,479,158
1,005,000 AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable
3/15/49 @ 100 665,807
905,000 AEP Transmission Co. LLC, Series M, 3.65%,
4/1/50, Callable 10/1/49 @ 100 653,177
2,083,000 AEP Transmission Co. LLC, Series N, 2.75%,
8/15/51, Callable 2/15/51 @ 100 1,258,482
458,000 AEP Transmission Co. LLC, 4.50%, 6/15/52, Callable
12/1/51 @ 100 379,368
442,000 AEP Transmission Co. LLC, 5.40%, 3/15/53, Callable
9/15/52 @ 100 422,082
823,000 Alabama Power Co., Series B, 3.70%, 12/1/47,
Callable 6/1/47 @ 100 608,744
212,000 Alabama Power Co., Series A, 4.30%, 7/15/48,
Callable 1/15/48 @ 100 172,396
874,000 Alabama Power Co., 3.45%, 10/1/49, Callable
4/1/49 @ 100 627,266
91,000 Alabama Power Co., 3.13%, 7/15/51, Callable
1/15/51 @ 100 60,869
1,201,000 Alabama Power Co., 3.00%, 3/15/52, Callable
9/15/51 @ 100 777,593
104,000 American Transmission Systems, Inc., 2.65%,
1/15/32, Callable 10/15/31 @ 100(a) 86,254
6,000 Baltimore Gas and Electric Co., 3.75%, 8/15/47,
Callable 2/15/47 @ 100 4,540
1,310,000 Baltimore Gas and Electric Co., 4.55%, 6/1/52,
Callable 12/1/51 @ 100 1,089,759
618,000 Baltimore Gas and Electric Co., 5.40%, 6/1/53,
Callable 12/1/52 @ 100 587,758
198,000 CenterPoint Energy Houston Electric LLC, 3.60%,
3/1/52, Callable 9/1/51 @ 100 144,806

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 366,000 Dominion Energy South Carolina, Inc., 6.25%,
10/15/53, Callable 4/15/53 @ 100 $ 399,175
261,000 Duke Energy Carolinas LLC, 2.45%, 2/1/30, Callable
11/1/29 @ 100 228,319
2,036,000 Duke Energy Carolinas LLC, 4.85%, 1/15/34,
Callable 10/15/33 @ 100 1,977,306
718,000 Duke Energy Carolinas LLC, 3.88%, 3/15/46,
Callable 9/15/45 @ 100 556,625
654,000 Duke Energy Carolinas LLC, 3.95%, 3/15/48,
Callable 9/15/47 @ 100 508,218
1,287,000 Duke Energy Carolinas LLC, 3.20%, 8/15/49,
Callable 2/15/49 @ 100 870,901
198,000 Duke Energy Carolinas LLC, 3.45%, 4/15/51,
Callable 10/15/50 @ 100 139,513
1,165,000 Duke Energy Carolinas LLC, 3.55%, 3/15/52,
Callable 9/15/51 @ 100 828,329
5,982,000 Duke Energy Florida LLC, 2.50%, 12/1/29, Callable
9/1/29 @ 100 5,271,524
2,386,000 Duke Energy Florida LLC, 1.75%, 6/15/30, Callable
3/15/30 @ 100 1,983,938
562,000 Duke Energy Florida LLC, 2.40%, 12/15/31, Callable
9/15/31 @ 100 468,289
942,000 Duke Energy Florida LLC, 3.40%, 10/1/46, Callable
4/1/46 @ 100 672,057
465,000 Duke Energy Florida LLC, 4.20%, 7/15/48, Callable
1/15/48 @ 100 372,472
646,000 Duke Energy Florida LLC, 5.95%, 11/15/52, Callable
5/15/52 @ 100 660,792
1,180,000 Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable
11/1/28 @ 100 1,116,953
1,237,000 Duke Energy Progress LLC, 3.45%, 3/15/29, Callable
12/15/28 @ 100 1,158,081
1,285,000 Duke Energy Progress LLC, 5.25%, 3/15/33, Callable
12/15/32 @ 100 1,285,803
1,947,000 Duke Energy Progress LLC, 5.10%, 3/15/34, Callable
12/15/33 @ 100 1,938,163
220,000 Duke Energy Progress LLC, 5.70%, 4/1/35 220,495
177,000 Duke Energy Progress LLC, 6.30%, 4/1/38 189,095
1,043,000 Duke Energy Progress LLC, 4.10%, 5/15/42, Callable
11/15/41 @ 100 857,869
857,000 Duke Energy Progress LLC, 4.38%, 3/30/44, Callable
9/30/43 @ 100 720,765
49,000 Duke Energy Progress LLC, 4.20%, 8/15/45, Callable
2/15/45 @ 100 39,950
656,000 Duke Energy Progress LLC, 2.50%, 8/15/50, Callable
2/15/50 @ 100 380,082
1,174,000 Edison International, 5.75%, 6/15/27, Callable
4/15/27 @ 100 1,184,223
4,111,000 Edison International, 6.95%, 11/15/29, Callable
9/15/29 @ 100 4,372,542
1,887,000 Eversource Energy, Series O, 4.25%, 4/1/29,
Callable 1/1/29 @ 100 1,802,896
4,763,000 FirstEnergy Corp., 4.15%, 7/15/27, Callable 4/15/27
@ 100 4,594,114
1,056,000 FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable
9/1/49 @ 100 710,005
3,228,000 FirstEnergy Transmission LLC, 4.55%, 4/1/49,
Callable 10/1/48 @ 100(a) 2,693,472
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 1,120,000 Florida Power & Light Co., 3.15%, 10/1/49, Callable
4/1/49 @ 100 $ 767,053
3,141,000 Florida Power & Light Co., 2.88%, 12/4/51, Callable
6/4/51 @ 100 1,989,154
1,486,000 Florida Power & Light Co., 5.60%, 6/15/54, Callable
12/15/53 @ 100 1,501,199
580,000 Georgia Power Co., 4.95%, 5/17/33, Callable
11/17/32 @ 100 567,287
630,000 Georgia Power Co., 5.25%, 3/15/34, Callable
9/15/33 @ 100 626,194
911,000 MidAmerican Energy Co., 3.10%, 5/1/27, Callable
2/1/27 @ 100 866,778
941,000 MidAmerican Energy Co., 2.70%, 8/1/52, Callable
2/1/52 @ 100 570,370
2,980,000 MidAmerican Energy Co., 5.30%, 2/1/55, Callable
8/1/54 @ 100 2,829,149
265,000 Northern States Power Co., Series M, 2.90%,
3/1/50, Callable 9/1/49 @ 100 171,127
729,000 Northern States Power Co., Series M, 3.20%,
4/1/52, Callable 10/1/51 @ 100 490,930
808,000 Ohio Power Co., Series Q, 1.63%, 1/15/31, Callable
10/15/30 @ 100 648,793
494,000 Ohio Power Co., Series G, 6.60%, 2/15/33 521,830
1,528,000 Ohio Power Co., 5.00%, 6/1/33, Callable 3/1/33
@ 100 1,481,792
345,000 Ohio Power Co., Series F, 5.85%, 10/1/35 347,495
362,000 Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48
@ 100 275,546
663,000 Ohio Power Co., Series R, 2.90%, 10/1/51, Callable
4/1/51 @ 100 407,346
6,730,000 Pacific Gas and Electric Co., 6.40%, 6/15/33,
Callable 3/15/33 @ 100 6,983,963
728,000 Pacific Gas and Electric Co., 5.80%, 5/15/34,
Callable 2/15/34 @ 100 721,259
1,668,000 Pacific Gas and Electric Co., 3.50%, 8/1/50, Callable
2/1/50 @ 100 1,083,443
230,000 PECO Energy Co., 2.80%, 6/15/50, Callable
12/15/49 @ 100 144,739
702,000 PECO Energy Co., 3.05%, 3/15/51, Callable 9/15/50
@ 100 460,430
951,000 PECO Energy Co., 2.85%, 9/15/51, Callable 3/15/51
@ 100 585,063
1,523,000 PECO Energy Co., 4.38%, 8/15/52, Callable 2/15/52
@ 100 1,275,948
535,000 Public Service Electric and Gas Co., 3.65%, 9/1/28,
Callable 6/1/28 @ 100 510,187
146,000 Public Service Electric and Gas Co., 5.20%, 3/1/34,
Callable 12/1/33 @ 100, MTN 145,785
645,000 Public Service Electric and Gas Co., 2.05%, 8/1/50,
Callable 2/1/50 @ 100, MTN 350,106
262,000 Public Service Electric and Gas Co., 5.45%, 8/1/53,
Callable 2/1/53 @ 100 260,206
796,000 San Diego Gas & Electric Co., 5.35%, 4/1/53,
Callable 10/1/52 @ 100 763,222
4,372,000 Southern California Edison Co., 2.85%, 8/1/29,
Callable 5/1/29 @ 100 3,932,356
309,000 Southern California Edison Co., 2.75%, 2/1/32,
Callable 11/1/31 @ 100 260,994

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electric Utilities, continued
$ 81,000 Southern California Edison Co., 5.20%, 6/1/34,
Callable 3/1/34 @ 100 $ 79,087
521,000 Southern California Edison Co., Series 2004-G,
5.75%, 4/1/35 531,393
417,000 Southern California Edison Co., Series 2005-E,
5.35%, 7/15/35 412,478
1,257,000 Southern California Edison Co., Series 20A, 2.95%,
2/1/51, Callable 8/1/50 @ 100 791,348
750,000 Southern California Edison Co., 3.45%, 2/1/52,
Callable 8/1/51 @ 100 515,781
110,000 Southern California Edison Co., 5.75%, 4/15/54,
Callable 10/15/53 @ 100 107,674
9,000 Tampa Electric Co., 4.45%, 6/15/49, Callable
12/15/48 @ 100 7,533
1,614,562 Texas Electric Market Stabilization Funding N LLC,
Series A-1, 4.27%, 8/1/34(a) 1,556,308
45,000 Union Electric Co., 3.90%, 4/1/52, Callable 10/1/51
@ 100 34,756
514,000 Virginia Electric and Power Co., Series B, 4.20%,
5/15/45, Callable 11/15/44 @ 100 419,519
1,353,000 Virginia Electric and Power Co., 2.45%, 12/15/50,
Callable 6/15/50 @ 100 770,573
20,000 Virginia Electric and Power Co., 2.95%, 11/15/51,
Callable 5/15/51 @ 100 12,614
246,000 Vistra Operations Co. LLC, 6.95%, 10/15/33,
Callable 7/15/33 @ 100(a) 262,605
2,291,000 Vistra Operations Co. LLC, 6.00%, 4/15/34, Callable
1/15/34 @ 100(a) 2,304,242
90,146,673
Financial Services (0.4%):
999,000 BP Capital Markets America, Inc., 4.99%, 4/10/34,
Callable 1/10/34 @ 100 973,892
911,000 BP Capital Markets America, Inc., 2.77%, 11/10/50,
Callable 5/10/50 @ 100 556,303
688,000 BP Capital Markets America, Inc., 3.38%, 2/8/61,
Callable 8/8/60 @ 100 451,309
295,000 Franciscan Missionaries of Our Lady Health System,
Inc., Series B, 3.91%, 7/1/49, Callable 1/1/49 @
100 223,384
3,046,000 Glencore Funding LLC, 3.88%, 10/27/27, Callable
7/27/27 @ 100(a) 2,896,079
2,012,000 Glencore Funding LLC, 5.40%, 5/8/28, Callable
4/8/28 @ 100(a) 2,002,236
2,485,000 Glencore Funding LLC, 5.37%, 4/4/29, Callable
3/4/29 @ 100(a) 2,472,575
1,225,000 Glencore Funding LLC, 6.38%, 10/6/30, Callable
8/6/30 @ 100(a) 1,272,937
148,000 Global Payments, Inc., 4.95%, 8/15/27, Callable
7/15/27 @ 100 146,153
221,000 Global Payments, Inc., 5.30%, 8/15/29, Callable
6/15/29 @ 100 219,215
859,000 Global Payments, Inc., 3.20%, 8/15/29, Callable
5/15/29 @ 100 772,109
915,000 Northwest Florida Timber Finance LLC, 4.75%,
3/4/29(a) 858,569
12,844,761
Principal Amount Value
Corporate Bonds, continued
Gas Utilities (0.6%):
$ 13,031,000 Cheniere Corpus Christi Holdings LLC, 5.13%,
6/30/27, Callable 1/1/27 @ 100 $ 13,014,711
1,493,000 Cheniere Corpus Christi Holdings LLC, 3.70%,
11/15/29, Callable 5/18/29 @ 100 1,381,025
28,000 Northern States Power Co., Series M, 5.40%,
3/15/54, Callable 9/15/53 @ 100 27,227
580,000 ONE Gas, Inc., 2.00%, 5/15/30, Callable 2/15/30
@ 100 490,490
1,078,000 Piedmont Natural Gas Co., Inc., 3.50%, 6/1/29,
Callable 3/1/29 @ 100 998,972
1,327,000 Southwest Gas Corp., 5.45%, 3/23/28, Callable
2/23/28 @ 100 1,331,311
23,000 Spire Missouri, Inc., 4.80%, 2/15/33, Callable
11/15/32 @ 100 22,293
17,266,029
Ground Transportation (0.3%):
401,000 Burlington Northern Santa Fe LLC, 4.15%,
12/15/48, Callable 6/15/48 @ 100 326,201
665,000 Burlington Northern Santa Fe LLC, 3.05%, 2/15/51,
Callable 8/15/50 @ 100 441,987
1,560,000 Burlington Northern Santa Fe LLC, 3.30%, 9/15/51,
Callable 3/15/51 @ 100 1,085,502
420,000 Burlington Northern Santa Fe LLC, 2.88%, 6/15/52,
Callable 12/15/51 @ 100 265,807
15,000 CSX Corp., 4.50%, 11/15/52, Callable 5/15/52 @
100 12,837
1,771,000 Norfolk Southern Corp., 2.55%, 11/1/29, Callable
8/1/29 @ 100 1,559,798
667,000 Norfolk Southern Corp., 3.40%, 11/1/49, Callable
5/1/49 @ 100 467,034
285,000 Norfolk Southern Corp., 3.05%, 5/15/50, Callable
11/15/49 @ 100 184,545
336,000 Norfolk Southern Corp., 4.05%, 8/15/52, Callable
2/15/52 @ 100 259,064
1,100,000 Norfolk Southern Corp., 3.16%, 5/15/55, Callable
11/15/54 @ 100 696,216
1,010,000 Union Pacific Corp., 2.89%, 4/6/36, Callable 1/6/36
@ 100 812,810
2,341,000 Union Pacific Corp., 2.95%, 3/10/52, Callable
9/10/51 @ 100 1,505,872
331,281 Union Pacific Railroad Co. Pass Through Trust,
Series 2014-1, 3.23%, 5/14/26 320,001
7,937,674
Health Care Equipment & Supplies (0.1%):
1,539,000 Becton, Dickinson & Co., 4.87%, 2/8/29, Callable
1/8/29 @ 100 1,521,377
Health Care Providers & Services (1.2%):
275,000 AHS Hospital Corp., Series 2021, 2.78%, 7/1/51,
Callable 1/1/51 @ 100 173,857
610,000 City of Hope, Series 2013, 5.62%, 11/15/43 592,711
350,000 CommonSpirit Health, 2.78%, 10/1/30, Callable
4/1/30 @ 100 301,701
130,000 CommonSpirit Health, 3.82%, 10/1/49, Callable
4/1/49 @ 100 97,500
965,000 Corewell Health Obligated Group, Series 2019-A,
3.49%, 7/15/49, Callable 1/15/49 @ 100 715,390
1,635,000 CVS Health Corp., 1.30%, 8/21/27, Callable 6/21/27
@ 100 1,448,782

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 4,231,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 $ 4,181,764
974,000 CVS Health Corp., 5.40%, 6/1/29, Callable 5/1/29
@ 100 975,187
409,000 CVS Health Corp., 5.55%, 6/1/31, Callable 4/1/31
@ 100 409,320
427,000 CVS Health Corp., 2.13%, 9/15/31, Callable 6/15/31
@ 100 342,132
1,240,000 Duke University Health System, Inc., Series 2017,
3.92%, 6/1/47, Callable 12/1/46 @ 100 996,325
1,235,000 Elevance Health, Inc., 3.60%, 3/15/51, Callable
9/15/50 @ 100 887,506
791,000 Elevance Health, Inc., 4.55%, 5/15/52, Callable
11/15/51 @ 100 650,484
1,143,000 HCA, Inc., 3.38%, 3/15/29, Callable 1/15/29 @ 100 1,045,358
8,100,000 HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 7,654,500
573,000 HCA, Inc., 2.38%, 7/15/31, Callable 4/15/31 @ 100 470,221
2,365,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 2,071,612
1,434,000 HCA, Inc., 3.50%, 7/15/51, Callable 1/15/51 @ 100 955,937
197,000 Hoag Memorial Hospital Presbyterian, 3.80%,
7/15/52, Callable 1/15/52 @ 100 153,530
3,890,000 Humana, Inc., 1.35%, 2/3/27, Callable 1/3/27 @
100 3,520,785
251,000 Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26
@ 100 241,885
410,000 Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 314,146
2,424,000 Solventum Corp., 5.45%, 2/25/27, Callable 1/25/27
@ 100(a) 2,418,519
939,000 Solventum Corp., 6.00%, 5/15/64, Callable
11/15/63 @ 100(a) 888,671
235,000 UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable
7/15/46 @ 100 193,832
400,000 UnitedHealth Group, Inc., 2.90%, 5/15/50, Callable
11/15/49 @ 100 259,056
804,000 UnitedHealth Group, Inc., 3.25%, 5/15/51, Callable
11/15/50 @ 100 551,749
538,000 UnitedHealth Group, Inc., 4.75%, 5/15/52, Callable
11/15/51 @ 100 477,335
1,480,000 UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable
2/15/59 @ 100 1,094,012
310,000 UnitedHealth Group, Inc., 4.95%, 5/15/62, Callable
11/15/61 @ 100 273,354
22,000 UnitedHealth Group, Inc., 5.50%, 4/15/64, Callable
10/15/63 @ 100 21,123
34,378,284
Hotels, Restaurants & Leisure (0.2%):
1,060,000 Las Vegas Sands Corp., 5.90%, 6/1/27, Callable
5/1/27 @ 100 1,062,905
265,000 Las Vegas Sands Corp., 6.20%, 8/15/34, Callable
5/15/34 @ 100 265,198
786,000 Marriott International, Inc., Series II, 2.75%,
10/15/33, Callable 7/15/33 @ 100 632,616
4,369,000 Marriott International, Inc., 5.30%, 5/15/34,
Callable 2/15/34 @ 100 4,276,635
6,237,354
Principal Amount Value
Corporate Bonds, continued
Insurance (0.1%):
$ 588,000 American International Group, Inc., 4.38%, 6/30/50,
Callable 12/30/49 @ 100 $ 484,544
124,000 Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @
100 119,973
2,621,000 Marsh & McLennan Cos., Inc., 4.38%, 3/15/29,
Callable 12/15/28 @ 100 2,561,406
3,165,923
Interactive Media & Services (0.1%):
4,365,000 Meta Platforms, Inc., 4.65%, 8/15/62, Callable
2/15/62 @ 100 3,743,376
IT Services (0.0%
†
):
326,000 DXC Technology Co., 2.38%, 9/15/28, Callable
7/15/28 @ 100 282,529
Life Sciences Tools & Services (0.0%
†
):
307,000 Agilent Technologies, Inc., 2.30%, 3/12/31, Callable
12/12/30 @ 100 254,959
1,106,000 Thermo Fisher Scientific, Inc., 5.09%, 8/10/33,
Callable 5/10/33 @ 100 1,093,453
1,348,412
Machinery (0.2%):
5,519,000 CNH Industrial Capital LLC, 5.50%, 1/12/29, Callable
12/12/28 @ 100 5,571,326
Media (0.2%):
2,976,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 3.95%, 6/30/62,
Callable 12/30/61 @ 100 1,759,131
583,000 Comcast Corp., 1.95%, 1/15/31, Callable 10/15/30
@ 100 481,577
243,000 Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49
@ 100 171,323
2,335,000 Comcast Corp., 2.94%, 11/1/56, Callable 5/1/56
@ 100 1,402,497
2,878,000 Comcast Corp., 2.99%, 11/1/63, Callable 5/1/63
@ 100 1,679,765
678,000 Paramount Global, 5.85%, 9/1/43, Callable 3/1/43
@ 100 533,161
210,000 Paramount Global, 5.25%, 4/1/44, Callable 10/1/43
@ 100 151,228
162,000 Paramount Global, 4.90%, 8/15/44, Callable
2/15/44 @ 100 111,709
234,000 Paramount Global, 4.60%, 1/15/45, Callable
7/15/44 @ 100 155,580
220,000 Paramount Global, 4.95%, 5/19/50, Callable
11/19/49 @ 100 153,101
6,599,072
Metals & Mining (0.0%
†
):
1,001,000 Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32
@ 100 827,460
7,000 Newmont Corp./Newcrest Finance Pty, Ltd., 5.35%,
3/15/34, Callable 12/15/33 @ 100(a) 6,967
834,427
Multi-Utilities (0.2%):
84,000 CenterPoint Energy Houston Electric LLC, 4.95%,
4/1/33, Callable 1/1/33 @ 100 82,300
223,000 CenterPoint Energy Houston Electric LLC, 5.15%,
3/1/34, Callable 12/1/33 @ 100 222,000

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Multi-Utilities, continued
$ 225,000 CenterPoint Energy Houston Electric LLC, 2.90%,
7/1/50, Callable 1/1/50 @ 100 $ 145,093
329,000 CenterPoint Energy Houston Electric LLC, 3.35%,
4/1/51, Callable 10/1/50 @ 100 227,370
773,000 CenterPoint Energy Resources Corp., 4.00%,
4/1/28, Callable 1/1/28 @ 100^ 742,953
305,000 CenterPoint Energy Resources Corp., 5.40%,
7/1/34, Callable 4/1/34 @ 100 303,264
688,000 Consolidated Edison Co. of New York, Inc., 5.70%,
5/15/54, Callable 11/15/53 @ 100 685,075
1,988,000 Consumers Energy Co., 3.10%, 8/15/50, Callable
2/15/50 @ 100 1,360,925
345,000 Consumers Energy Co., 2.65%, 8/15/52, Callable
2/15/52 @ 100 210,085
621,000 NiSource, Inc., 5.25%, 3/30/28, Callable 2/29/28
@ 100 621,608
292,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 263,273
161,000 NiSource, Inc., 3.60%, 5/1/30, Callable 2/1/30 @
100 148,086
1,152,000 NiSource, Inc., 1.70%, 2/15/31, Callable 11/15/30
@ 100 921,001
5,933,033
Oil, Gas & Consumable Fuels (5.0%):
2,943,000 Cameron LNG LLC, 2.90%, 7/15/31, Callable
4/15/31 @ 100(a) 2,513,372
4,525,000 Cameron LNG LLC, 3.30%, 1/15/35, Callable
9/15/34 @ 100(a) 3,721,926
1,608,000 Cameron LNG LLC, 3.40%, 1/15/38, Callable
7/15/37 @ 100(a) 1,290,073
2,507,000 Cheniere Energy Partners LP, 4.50%, 10/1/29,
Callable 10/1/24 @ 102.25 2,387,917
1,073,000 Cheniere Energy Partners LP, 3.25%, 1/31/32,
Callable 1/31/27 @ 101.63 914,732
3,331,000 Cheniere Energy Partners LP, 5.75%, 8/15/34,
Callable 2/15/34 @ 100(a) 3,332,103
4,602,000 Cheniere Energy, Inc., 5.65%, 4/15/34, Callable
10/15/33 @ 100(a) 4,576,749
554,000 Chevron Corp., 3.08%, 5/11/50, Callable 11/11/49
@ 100 371,760
677,000 Devon Energy Corp., 7.88%, 9/30/31 769,241
7,809,000 Diamondback Energy, Inc., 3.25%, 12/1/26, Callable
10/1/26 @ 100 7,484,435
1,187,000 Diamondback Energy, Inc., 5.20%, 4/18/27, Callable
3/18/27 @ 100 1,187,074
19,147,000 Diamondback Energy, Inc., 3.50%, 12/1/29, Callable
9/1/29 @ 100 17,616,753
18,436,000 Diamondback Energy, Inc., 3.13%, 3/24/31, Callable
12/24/30 @ 100 16,214,978
1,657,000 Diamondback Energy, Inc., 5.90%, 4/18/64, Callable
10/18/63 @ 100 1,598,079
423,000 Energy Transfer LP, 8.25%, 11/15/29, Callable
8/15/29 @ 100 473,945
824,000 Energy Transfer LP, 4.90%, 3/15/35, Callable
9/15/34 @ 100 760,265
5,639,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 4,734,459
2,220,000 Energy Transfer, LP, 4.15%, 9/15/29, Callable
6/15/29 @ 100 2,103,910
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 1,193,000 Energy Transfer, LP, 6.05%, 9/1/54, Callable 3/1/54
@ 100 $ 1,170,215
17,097,000 EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100 16,296,296
991,000 EQT Corp., 5.70%, 4/1/28, Callable 3/1/28 @ 100 996,284
3,000,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 2,927,412
1,245,000 EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 1,314,576
284,000 EQT Corp., 3.63%, 5/15/31, Callable 5/15/30 @
100(a) 248,883
659,000 Exxon Mobil Corp., 3.45%, 4/15/51, Callable
10/15/50 @ 100 465,894
563,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 559,396
2,190,000 Kinder Morgan, Inc., 5.00%, 2/1/29, Callable 1/1/29
@ 100 2,168,989
712,000 Kinder Morgan, Inc., 5.30%, 12/1/34, Callable
6/1/34 @ 100 690,087
1,034,000 Kinder Morgan, Inc., 3.25%, 8/1/50, Callable 2/1/50
@ 100 665,716
2,679,000 NGPL PipeCo LLC, 4.88%, 8/15/27, Callable 2/15/27
@ 100(a) 2,615,374
3,066,000 NGPL PipeCo LLC, 3.25%, 7/15/31, Callable 4/15/31
@ 100(a) 2,602,706
763,000 NGPL PipeCo LLC, 7.77%, 12/15/37(a) 875,542
7,639,000 Northwest Pipeline LLC, 4.00%, 4/1/27, Callable
1/1/27 @ 100 7,406,240
676,000 Ovintiv, Inc., 6.25%, 7/15/33, Callable 4/15/33
@ 100 693,664
972,000 Ovintiv, Inc., 7.10%, 7/15/53, Callable 1/15/53
@ 100 1,058,816
532,000 Pioneer Natural Resources Co., 1.13%, 1/15/26,
Callable 12/15/25 @ 100 498,548
2,028,000 Pioneer Natural Resources Co., 5.10%, 3/29/26 2,021,802
1,770,000 Sabine Pass Liquefaction LLC, 5.00%, 3/15/27,
Callable 9/15/26 @ 100 1,754,512
13,093,000 Sabine Pass Liquefaction LLC, 4.20%, 3/15/28,
Callable 9/15/27 @ 100 12,618,379
651,000 Sabine Pass Liquefaction LLC, 5.90%, 9/15/37,
Callable 3/15/37 @ 100 670,530
3,406,000 Targa Resources Corp., 5.20%, 7/1/27, Callable
6/1/27 @ 100 3,400,012
2,361,000 Targa Resources Corp., 6.15%, 3/1/29, Callable
2/1/29 @ 100 2,437,692
1,046,000 Targa Resources Corp., 4.95%, 4/15/52, Callable
10/15/51 @ 100 888,299
199,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 189,547
1,761,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 1,582,699
418,000 Texas Eastern Transmission LP, 3.50%, 1/15/28,
Callable 10/15/27 @ 100(a) 394,630
2,841,000 Transcontinental Gas Pipe Line Co. LLC, 4.00%,
3/15/28, Callable 12/15/27 @ 100 2,727,133
2,848,000 Transcontinental Gas Pipe Line Co. LLC, 3.95%,
5/15/50, Callable 11/15/49 @ 100 2,187,529
146,179,173
Pharmaceuticals (0.1%):
2,410,000 Bristol-Myers Squibb Co., 2.95%, 3/15/32, Callable
12/15/31 @ 100 2,078,579

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
14
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Pharmaceuticals, continued
$ 210,000 Eli Lilly & Co., 5.10%, 2/9/64, Callable 8/9/63 @
100 $ 199,762
1,310,000 Wyeth LLC, 6.00%, 2/15/36 1,391,821
3,670,162
Real Estate Management & Development (0.1%):
639,000 Invitation Homes Operating Partnership LP, 2.30%,
11/15/28, Callable 9/15/28 @ 100 563,087
1,987,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 1,805,686
2,368,773
Retail REITs (0.0%
†
):
272,000 NNN REIT, Inc., 3.10%, 4/15/50, Callable 10/15/49
@ 100 174,613
1,470,000 NNN REIT, Inc., 3.00%, 4/15/52, Callable 10/15/51
@ 100 922,602
1,097,215
Semiconductors & Semiconductor Equipment (0.4%):
1,528,000 Broadcom, Inc., 4.15%, 4/15/32, Callable 1/15/32
@ 100(a) 1,408,545
4,658,000 Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36
@ 100(a) 3,680,672
2,520,000 Foundry JV Holdco. LLC, 6.15%, 1/25/32, Callable
11/25/31 @ 100(a) 2,560,265
569,000 Intel Corp., 5.15%, 2/21/34, Callable 11/21/33 @
100 561,809
765,000 Intel Corp., 3.20%, 8/12/61, Callable 2/12/61 @ 100 468,757
1,177,000 KLA Corp., 4.10%, 3/15/29, Callable 12/15/28 @
100 1,139,387
1,005,000 KLA Corp., 5.25%, 7/15/62, Callable 1/15/62 @ 100 953,287
363,000 Texas Instruments, Inc., 2.70%, 9/15/51, Callable
3/15/51 @ 100 227,483
178,000 Texas Instruments, Inc., 4.10%, 8/16/52, Callable
2/16/52 @ 100 145,008
360,000 Texas Instruments, Inc., 5.05%, 5/18/63, Callable
11/18/62 @ 100 332,843
11,478,056
Software (0.3%):
4,896,000 Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36
@ 100 4,112,459
2,815,000 Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @
100 1,954,252
3,218,000 Oracle Corp., 4.38%, 5/15/55, Callable 11/15/54
@ 100 2,509,415
1,133,000 Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @
100 779,800
367,000 RELX Capital, Inc., 4.00%, 3/18/29, Callable
12/18/28 @ 100 351,352
9,707,278
Specialized REITs (1.0%):
2,328,000 American Tower Corp., 5.80%, 11/15/28, Callable
10/15/28 @ 100 2,373,363
5,800,000 American Tower Corp., 3.80%, 8/15/29, Callable
5/15/29 @ 100 5,395,044
182,000 American Tower Corp., 1.88%, 10/15/30, Callable
7/15/30 @ 100 147,961
2,360,000 American Tower Corp., 2.30%, 9/15/31, Callable
6/15/31 @ 100 1,926,598
Principal Amount Value
Corporate Bonds, continued
Specialized REITs, continued
$ 382,000 American Tower Corp., 4.05%, 3/15/32, Callable
12/15/31 @ 100 $ 348,675
2,993,000 Crown Castle, Inc., 3.65%, 9/1/27, Callable 6/1/27
@ 100 2,849,938
3,826,000 Crown Castle, Inc., 2.50%, 7/15/31, Callable
4/15/31 @ 100 3,172,508
1,325,000 Equinix, Inc., 1.55%, 3/15/28, Callable 1/15/28
@ 100 1,159,164
2,982,000 Equinix, Inc., 2.00%, 5/15/28, Callable 3/15/28
@ 100 2,634,979
3,475,000 Equinix, Inc., 3.20%, 11/18/29, Callable 8/18/29
@ 100 3,130,614
4,323,000 Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32
@ 100 3,937,877
955,000 Extra Space Storage LP, 4.00%, 6/15/29, Callable
3/15/29 @ 100 898,499
27,975,220
Specialty Retail (0.3%):
1,836,000 General Motors Financial Co., Inc., 5.80%, 6/23/28,
Callable 5/23/28 @ 100 1,856,798
264,000 Home Depot, Inc. (The), 2.38%, 3/15/51, Callable
9/15/50 @ 100 151,413
105,000 Home Depot, Inc. (The), 5.40%, 6/25/64, Callable
12/25/63 @ 100 102,060
4,740,000 Lowe's Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29
@ 100 4,456,837
2,962,000 Lowe's Cos., Inc., 2.63%, 4/1/31, Callable 1/1/31
@ 100 2,526,589
755,000 Lowe's Cos., Inc., 3.00%, 10/15/50, Callable
4/15/50 @ 100 470,828
9,564,525
Technology Hardware, Storage & Peripherals (0.1%):
292,000 Dell International LLC/EMC Corp., 3.38%, 12/15/41,
Callable 6/15/41 @ 100 212,208
489,000 Dell International LLC/EMC Corp., 3.45%, 12/15/51,
Callable 6/15/51 @ 100 329,149
1,057,000 Hewlett Packard Enterprise Co., 5.25%, 7/1/28,
Callable 6/1/28 @ 100^ 1,058,269
494,000 TSMC Arizona Corp., 4.25%, 4/22/32, Callable
1/22/32 @ 100^ 477,652
2,077,278
Tobacco (0.8%):
4,613,000 Altria Group, Inc., 4.80%, 2/14/29, Callable
11/14/28 @ 100 4,538,943
753,000 Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31
@ 100 608,057
487,000 Altria Group, Inc., 4.25%, 8/9/42 386,007
475,000 Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46
@ 100 341,075
3,170,000 Altria Group, Inc., 3.70%, 2/4/51, Callable 8/4/50
@ 100 2,122,458
6,334,000 BAT Capital Corp., 3.46%, 9/6/29, Callable 6/6/29
@ 100 5,769,368
664,000 BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47
@ 100 507,162
2,084,000 BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49
@ 100 1,632,985

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Tobacco, continued
$ 2,791,000 BAT Capital Corp., 5.65%, 3/16/52, Callable 9/16/51
@ 100 $ 2,481,615
2,712,000 BAT Capital Corp., 7.08%, 8/2/53, Callable 2/2/53
@ 100 2,871,129
721,000 Philip Morris International, Inc., 3.38%, 8/15/29,
Callable 5/15/29 @ 100 665,816
512,000 Philip Morris International, Inc., 5.63%, 11/17/29,
Callable 9/17/29 @ 100 523,004
22,447,619
Trading Companies & Distributors (0.0%
†
):
209,000 GATX Corp., 6.05%, 6/5/54, Callable 12/5/53 @
100 208,180
Wireless Telecommunication Services (0.4%):
7,243,000 Sprint LLC, 7.63%, 3/1/26, Callable 11/1/25 @ 100 7,442,183
5,112,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 4,916,328
12,358,511
Total Corporate Bonds (Cost $711,092,415) 701,596,106
Foreign Bonds (0.0%
†
):
Chemicals (0.0%
†
):
100,000 Kazakhstan Government International Bond,
Registered Shares, 1.50%, 9/30/34, MTN(a) 89,345
Sovereign Bond (0.0%
†
):
163,000 Romanian Government International Bond,
Registered Shares, 2.50%, 2/8/30, MTN(a) 152,287
Total Foreign Bonds (Cost $228,314) 241,632
Yankee Debt Obligations (2.9%):
Aerospace & Defense (0.1%):
2,594,000 BAE Systems plc, 5.25%, 3/26/31, Callable 2/26/31
@ 100(a) 2,584,273
Banks (0.1%):
415,000 Banco del Estado de Chile, Registered Shares,
2.70%, 1/9/25, Callable 12/9/24 @ 100(a) 407,738
200,000 Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(a) 206,582
317,000 Bank Gospodarstwa Krajowego, 5.38%, 5/22/33(a) 311,810
630,000 Barclays plc, 5.69% (SOFR), 3/12/30, Callable
3/12/29 @ 100 634,416
446,000 Credicorp, Ltd., 2.75%, 6/17/25, Callable 5/17/25
@ 100(a) 432,620
697,000 Deutsche Bank AG, 3.74% (SOFR), 1/7/33, Callable
10/7/31 @ 100 573,679
200,000 HSBC Holdings plc, 2.01% (SOFR), 9/22/28, Callable
9/22/27 @ 100 179,598
348,000 Intercorp Peru, Ltd., 3.88%, 8/15/29, Callable
5/15/29 @ 100(a) 309,285
3,055,728
Capital Markets (0.4%):
322,000 Gaci First Investment Co., 5.13%, 2/14/53, Callable
8/14/52 @ 100(a) 276,917
2,025,000 Pfizer Investment Enterprises Pte, Ltd., 5.30%,
5/19/53, Callable 11/19/52 @ 100 1,933,045
260,000 Pfizer Investment Enterprises Pte, Ltd., 5.34%,
5/19/63, Callable 11/19/62 @ 100 244,284
4,371,000 UBS Group AG, 1.30% (SOFRINDX), 2/2/27, Callable
2/2/26 @ 100(a) 4,074,458
Principal Amount Value
Yankee Debt Obligations, continued
Capital Markets, continued
$ 334,000 UBS Group AG, 2.75% (H15T1Y), 2/11/33, Callable
2/11/32 @ 100(a) $ 272,786
1,141,000 UBS Group AG, 5.96% (H15T1Y), 1/12/34, Callable
1/12/33 @ 100(a) 1,157,720
435,000 UBS Group AG, 6.30% (H15T1Y), 9/22/34, Callable
9/22/33 @ 100(a) 451,468
2,902,000 UBS Group AG, 5.70% (H15T1Y), 2/8/35, Callable
2/8/34 @ 100(a) 2,882,896
140,000 Vale Overseas, Ltd., 6.40%, 6/28/54, Callable
12/28/53 @ 100 138,250
11,431,824
Chemicals (0.1%):
660,000 MEGlobal BV, 4.25%, 11/3/26(a) 636,900
561,000 SABIC Capital II BV, 4.50%, 10/10/28(a) 546,632
1,183,532
Construction Materials (0.0%
†
):
200,000 St. Marys Cement, Inc., 5.75%, 4/2/34, Callable
1/2/34 @ 100^(a) 197,250
Consumer Staples Distribution & Retail (0.0%
†
):
561,000 Cencosud SA, 5.15%, 2/12/25(a) 560,371
Diversified Telecommunication Services (0.0%
†
):
344,000 CK Hutchison International 23, Ltd., 4.75%,
4/21/28, Callable 3/21/28 @ 100(a) 339,445
330,000 NTT Finance Corp., 4.14%, 7/26/24(a) 329,647
669,092
Electric Utilities (0.0%
†
):
597,000 Israel Electric Corp., Ltd., 4.25%, 8/14/28, MTN(a) 547,747
Electrical Equipment (0.0%
†
):
515,000 Sociedad Quimica y Minera de Chile SA, 4.25%,
1/22/50, Callable 7/22/49 @ 100(a) 395,262
Energy Equipment & Services (0.0%
†
):
200,000 QazaqGaz NC JSC, Registered Shares, 4.38%,
9/26/27(a) 188,000
Financial Services (0.3%):
470,000 Banco Latinoamericano de Comercio Exterior SA,
2.38%, 9/14/25, Callable 8/15/25 @ 100(a) 447,713
200,000 Banco Nacional de Panama, 2.50%, 8/11/30,
Callable 5/11/30 @ 100(a) 153,000
762,000 Consorcio Transmantaro SA, 4.70%, 4/16/34(a) 716,280
402,000 Corp. Financiera de Desarrollo SA, 5.95%, 4/30/29,
Callable 3/30/29 @ 100(a) 405,518
219,000 MVM Energetika Zrt, 7.50%, 6/9/28, Callable 3/9/28
@ 100(a) 227,212
6,932,000 UBS AG/Stamford CT, 5.00%, 7/9/27 6,853,585
8,803,308
Food Products (0.0%
†
):
697,000 Grupo Bimbo SAB de CV, 4.00%, 9/6/49(a) 535,014
Health Care Providers & Services (0.0%
†
):
567,784 Galaxy Pipeline Assets Bidco, Ltd., 2.94%,
9/30/40(a) 452,029
Household Durables (0.0%
†
):
330,000 LG Electronics, Inc., 5.63%, 4/24/27(a) 330,937

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
16
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Independent Power and Renewable Electricity Producers
(0.1%):
$ 260,585 AES Panama Generation Holdings SRL, 4.38%,
5/31/30, Callable 2/28/30 @ 100^(a) $ 226,384
506,000 Colbun SA, 3.15%, 1/19/32, Callable 10/19/31 @
100(a) 424,407
527,000 Kallpa Generacion SA, 4.13%, 8/16/27, Callable
5/16/27 @ 100(a) 503,201
1,153,992
Interactive Media & Services (0.0%
†
):
475,000 Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @
100^ 463,185
515,000 Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable
10/19/27 @ 100(a) 488,806
951,991
Machinery (0.1%):
2,891,000 CNH Industrial NV, 3.85%, 11/15/27, Callable
8/15/27 @ 100, MTN 2,764,553
Metals & Mining (0.6%):
1,209,000 Anglo American Capital plc, 4.88%, 5/14/25(a) 1,198,288
2,914,000 Anglo American Capital plc, 5.63%, 4/1/30, Callable
1/1/30 @ 100(a) 2,919,764
6,131,000 Anglo American Capital plc, 2.63%, 9/10/30,
Callable 6/10/30 @ 100(a) 5,200,964
5,765,000 Anglo American Capital plc, 2.88%, 3/17/31,
Callable 12/17/30 @ 100(a) 4,903,513
1,006,000 Anglo American Capital plc, 4.75%, 3/16/52,
Callable 9/16/51 @ 100(a) 828,781
535,000 Anglo American Capital plc, 6.00%, 4/5/54, Callable
10/5/53 @ 100(a) 526,251
525,000 Antofagasta plc, 2.38%, 10/14/30, Callable 7/14/30
@ 100^(a) 433,017
269,000 Antofagasta plc, 6.25%, 5/2/34, Callable 2/2/34
@ 100(a) 278,415
858,000 Corp. Nacional del Cobre de Chile, Registered
Shares, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a) 813,341
425,000 Freeport Indonesia PT, Registered Shares, 4.76%,
4/14/27, Callable 3/14/27 @ 100(a) 415,679
409,000 POSCO, 5.63%, 1/17/26(a) 409,161
17,927,174
Multi-Utilities (0.0%
†
):
81,000 Algonquin Power & Utilities Corp., 5.37%, 6/15/26 80,632
Oil, Gas & Consumable Fuels (0.1%):
272,000 Abu Dhabi Development Holding Co. PJSC, 5.38%,
5/8/29, Callable 4/8/29 @ 100(a) 275,694
715,000 EIG Pearl Holdings Sarl, 4.39%, 11/30/46(a) 562,169
75,000 Enbridge, Inc., 6.20%, 11/15/30, Callable 9/15/30
@ 100 78,180
270,000 KazMunayGas National Co. JSC, 3.50%, 4/14/33,
Callable 10/14/32 @ 100(a) 220,725
470,000 Pertamina Persero PT, 3.10%, 1/21/30, Callable
10/21/29 @ 100(a) 419,475
150,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA,
6.24%, 7/3/36, Callable 4/3/36 @ 100(a) 149,653
495,000 QatarEnergy, 2.25%, 7/12/31, Callable 4/12/31 @
100(a) 411,621
623,000 Saudi Arabian Oil Co., 3.25%, 11/24/50, Callable
5/24/50 @ 100(a) 416,631
Principal Amount Value
Yankee Debt Obligations, continued
Oil, Gas & Consumable Fuels, continued
$ 604,000 Saudi Arabian Oil Co., 3.50%, 11/24/70, Callable
5/24/70 @ 100(a) $ 388,825
2,922,973
Paper & Forest Products (0.1%):
615,000 Celulosa Arauco y Constitucion SA, 4.20%, 1/29/30,
Callable 10/29/29 @ 100^(a) 569,422
552,000 Suzano Austria GmbH, 5.75%, 7/14/26(a) 550,957
327,000 Suzano Austria GmbH, 3.75%, 1/15/31, Callable
10/15/30 @ 100 283,668
278,000 Suzano International Finance BV, 5.50%, 1/17/27 275,168
1,679,215
Pharmaceuticals (0.1%):
1,749,000 Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30,
Callable 12/31/29 @ 100 1,475,224
Semiconductors & Semiconductor Equipment (0.0%
†
):
200,000 SK Hynix, Inc., Registered Shares, 6.50%,
1/17/33(a) 210,414
Software (0.0%
†
):
650,000 SA Global Sukuk, Ltd., 2.69%, 6/17/31, Callable
3/17/31 @ 100(a) 556,562
Sovereign Bond (0.7%):
434,000 Abu Dhabi Government International Bond, 3.88%,
4/16/50(a) 342,930
200,000 Chile Government International Bond, 4.95%,
1/5/36, Callable 10/5/35 @ 100 191,454
3,516,000 Colombia Government International Bond, 3.88%,
4/25/27, Callable 1/25/27 @ 100 3,307,913
275,000 Colombia Government International Bond, 4.50%,
3/15/29, Callable 12/15/28 @ 100 250,727
567,000 Colombia Government International Bond, 3.00%,
1/30/30, Callable 10/30/29 @ 100 464,641
1,905,000 Colombia Government International Bond, 3.13%,
4/15/31, Callable 1/15/31 @ 100 1,503,927
860,000 Colombia Government International Bond, 3.25%,
4/22/32, Callable 1/22/32 @ 100 660,082
425,000 Hungary Government International Bond, 5.25%,
6/16/29(a) 416,024
240,000 Hungary Government International Bond, 7.63%,
3/29/41 271,902
815,000 Mexico Government International Bond, 3.75%,
1/11/28 768,640
378,000 Mexico Government International Bond, 4.75%,
4/27/32, Callable 1/27/32 @ 100 349,221
4,915,000 Mexico Government International Bond, 6.35%,
2/9/35, Callable 11/9/34 @ 100 4,937,098
200,000 Mexico Government International Bond, 6.34%,
5/4/53, Callable 11/4/52 @ 100 187,659
322,000 Mexico Government International Bond, 5.75%,
10/12/10 264,265
200,000 Perusahaan Penerbit SBSN Indonesia III, 4.40%,
6/6/27(a) 195,500
430,000 Peruvian Government International Bond, 2.78%,
1/23/31, Callable 10/23/30 @ 100 367,650
397,000 Peruvian Government International Bond, 1.86%,
12/1/32, Callable 9/1/32 @ 100 299,211
116,000 Peruvian Government International Bond, 3.00%,
1/15/34, Callable 10/15/33 @ 100 94,036

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 3,600,000 Province of British Columbia Canada, 4.75%,
6/12/34 $ 3,580,034
200,000 Qatar Government International Bond, 4.00%,
3/14/29(a) 193,348
200,000 Qatar Government International Bond, 3.75%,
4/16/30(a) 189,845
200,000 Qatar Government International Bond, Registered
Shares, 5.10%, 4/23/48(a) 193,120
412,000 Republic of Poland Government International Bond,
5.50%, 4/4/53, Callable 10/4/52 @ 100 400,928
278,000 Romanian Government International Bond, 5.25%,
11/25/27(a) 272,506
368,000 Romanian Government International Bond, 3.63%,
3/27/32(a) 309,997
112,000 Romanian Government International Bond, 7.13%,
1/17/33(a) 117,589
212,000 Saudi Government International Bond, 2.75%,
2/3/32(a) 179,891
200,000 Saudi Government International Bond, 5.00%,
4/17/49(a) 177,881
200,000 Saudi Government International Bond, Registered
Shares, 3.25%, 11/17/51, MTN(a) 129,956
478,000 Saudi Government International Bond, 3.75%,
1/21/55(a) 333,816
196,520 Uruguay Government International Bond, 4.50%,
8/14/24 196,033
21,147,824
Technology Hardware, Storage & Peripherals (0.0%
†
):
1,078,000 NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%,
2/15/32, Callable 11/15/31 @ 100 893,057
Wireless Telecommunication Services (0.1%):
280,000 Bharti Airtel, Ltd., 3.25%, 6/3/31, Callable 3/5/31
@ 100(a) 245,893
523,000 Empresa Nacional del Petroleo, 3.75%, 8/5/26,
Callable 5/5/26 @ 100(a) 500,772
285,000 Empresa Nacional del Petroleo, 6.15%, 5/10/33,
Callable 2/10/33 @ 100(a) 284,644
1,894,000 Rogers Communications, Inc., 5.30%, 2/15/34,
Callable 11/15/33 @ 100 1,848,158
2,879,467
Total Yankee Debt Obligations (Cost $88,203,595) 85,577,445
Municipal Bonds (0.4%):
California (0.1%):
905,000 California State University Revenue, Series B,
2.72%, 11/1/52 604,866
1,240,000 Los Angeles Department of Water & Power
Revenue, 6.57%, 7/1/45 1,381,000
435,000 State of California, GO, 7.50%, 4/1/34 501,990
347,000 University of California Revenue, Series AQ, 4.77%,
5/15/15 301,668
440,000 University of California Revenue, Series BF, 2.65%,
5/15/50, Continuously Callable @100 273,913
50,000 University of California Revenue, Series AD, 4.86%,
5/15/12 43,885
3,107,322
Principal Amount Value
Municipal Bonds, continued
Louisiana (0.1%):
$ 2,870,000 Louisiana Local Government Environmental Facilities
& Community Development Authority Revenue,
Series A1-A3, 5.05%, 12/1/34 $ 2,866,183
Massachusetts (0.1%):
2,035,000 Massachusetts Educational Financing Authority
Revenue, 6.35%, 7/1/49, Continuously Callable
@100 2,043,954
Michigan (0.0%
†
):
801,000 University of Michigan Revenue, Series B, 3.50%,
4/1/52, Continuously Callable @100 611,083
Minnesota (0.0%
†
):
406,000 University of Minnesota Revenue, 4.05%, 4/1/52 346,464
New Jersey (0.0%
†
):
575,000 New Jersey Transportation Trust Fund Authority
Revenue, Series B, 6.56%, 12/15/40 629,136
270,000 New Jersey Transportation Trust Fund Authority
Revenue, 4.13%, 6/15/42 228,706
165,000 New Jersey Turnpike Authority Revenue, Series B,
2.78%, 1/1/40, Continuously Callable @100 123,658
981,500
New York (0.1%):
1,420,000 New York State Dormitory Authority Revenue,
Series C, 2.15%, 3/15/31 1,207,781
1,045,000 New York State Dormitory Authority Revenue,
Series C, 2.05%, 3/15/30 903,214
2,110,995
Oklahoma (0.0%
†
):
255,000 Oklahoma Development Finance Authority Revenue,
Series A2, 4.62%, 6/1/44 238,060
Texas (0.0%
†
):
430,000 State of Texas, GO, Series B, 2.75%, 10/1/41,
Continuously Callable @100 315,560
Total Municipal Bonds (Cost $14,257,551) 12,621,121
U.S. Government Agency Mortgages (32.8%):
Federal National Mortgage Association - REMICS (0.2%):
2,416,819 Class CY , Series 2010-136, 4.00%, 12/25/40 2,278,408
2,373,728 Class ZA , Series 2011-8, 4.00%, 2/25/41 2,162,205
433,609 Class UF , Series 2016-48,
5.85%(SOFR30A+51bps), 8/25/46 423,779
1,963,990 Class AO , Series 2023-36, 1.29%, 8/25/50 1,403,487
1,018,353 Class IO , Series 2021-88, 2.50%, 12/25/51 141,123
6,409,002
Government National Mortgage Association (5.9%):
6,753 4.50%, 9/15/33, Pool #615516 6,559
24,342 5.00%, 12/15/33, Pool #783571 24,293
8,550 6.50%, 8/20/38, Pool #4223 8,829
7,371 6.50%, 10/15/38, Pool #673213 7,723
4,917 6.50%, 11/20/38, Pool #4292 5,148
9,038 6.50%, 12/15/38, Pool #782510 9,250
91,094 5.00%, 1/15/39, Pool #782557 89,954
58,993 5.00%, 4/15/39, Pool #782619 58,336
49,503 5.00%, 4/15/39, Pool #711939 50,136
5,596 4.00%, 4/20/39, Pool #4422 5,184
5,754 5.00%, 6/15/39, Pool #782696 5,690
19,932 4.00%, 7/20/39, Pool #4494 18,463

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
18
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 33,990 5.00%, 10/20/39, Pool #4559 $ 33,597
3,843 4.50%, 12/20/39, Pool #4598 3,783
9,609 4.50%, 1/15/40, Pool #728627 9,360
4,643 4.50%, 1/20/40, Pool #4617 4,571
3,824 4.50%, 2/20/40, Pool #4636 3,763
27,756 5.00%, 5/15/40, Pool #782958 27,449
244 4.50%, 5/20/40, Pool #4696 240
16,569 5.00%, 6/15/40, Pool #697862 16,491
24,308 4.50%, 7/15/40, Pool #745793 23,717
180,872 4.50%, 7/15/40, Pool #733795 176,171
9,499 4.50%, 7/20/40, Pool #4746 9,348
17,388 4.50%, 8/20/40, Pool #4771 17,111
5,186 4.00%, 9/20/40, Pool #4800 4,898
10,510 4.50%, 9/20/40, Pool #748948 10,276
39,096 4.50%, 10/15/40, Pool #783609 38,418
136,841 4.00%, 10/20/40, Pool #4833 129,236
17,548 4.50%, 10/20/40, Pool #4834 17,269
254,895 4.00%, 11/20/40, Pool #4853 246,457
125,990 4.00%, 12/20/40, Pool #4882 118,988
72,775 4.00%, 1/15/41, Pool #759138 68,510
113,128 4.00%, 1/20/41, Pool #4922 106,840
11,572 4.50%, 2/15/41, Pool #738019 11,256
491,307 4.00%, 2/20/41, Pool #742887 456,384
1,933 4.00%, 2/20/41, Pool #4945 1,833
37,855 4.00%, 3/15/41, Pool #762838 35,636
2,810 5.00%, 4/20/41, Pool #5018 2,813
44,793 4.50%, 6/20/41, Pool #783590 44,035
6,101 5.00%, 6/20/41, Pool #5083 6,231
2,791 4.50%, 7/20/41, Pool #754367 2,728
31,339 4.50%, 7/20/41, Pool #783584 30,809
97,363 4.00%, 7/20/41, Pool #742895 90,333
105,619 4.50%, 7/20/41, Pool #5115 103,887
3,333 5.00%, 7/20/41, Pool #5116 3,404
32,089 4.50%, 11/15/41, Pool #783610 31,532
91,507 3.50%, 1/15/42, Pool #553461 84,997
125,262 4.00%, 4/20/42, Pool #MA0023 118,951
54,429 5.00%, 7/20/42, Pool #MA0223 53,887
124,442 3.50%, 4/15/43, Pool #AD2334 113,720
241,372 3.50%, 4/20/43, Pool #MA0934 221,673
137,279 3.50%, 5/20/43, Pool #MA1012 125,741
12,001 4.00%, 7/20/43, Pool #MA1158 11,396
473,355 4.50%, 6/20/44, Pool #MA1997 458,820
14,049 4.00%, 8/20/44, Pool #AI4167 13,243
378,053 4.00%, 8/20/44, Pool #MA2149 356,347
7,325 4.00%, 8/20/44, Pool #AJ2723 6,904
9,737 4.00%, 8/20/44, Pool #AJ4687 9,179
18,359 3.00%, 12/20/44, Pool #MA2444 16,345
216,366 5.00%, 12/20/44, Pool #MA2448 220,964
214,330 3.00%, 2/15/45, Pool #784439 190,531
964,505 3.50%, 5/20/45, Pool #MA2826 884,413
133,628 5.00%, 12/20/45, Pool #MA3313 132,999
4,870,691 3.50%, 3/20/46, Pool #MA3521 4,439,732
930,557 3.50%, 5/20/46, Pool #MA3663 848,219
314,064 3.50%, 7/20/46, Pool #MA3803 286,275
1,265,844 3.50%, 9/20/46, Pool #MA3937 1,152,372
129,370 3.50%, 10/20/46, Pool #AX4344 118,495
51,835 3.50%, 10/20/46, Pool #AX4343 47,313
65,202 3.50%, 10/20/46, Pool #AX4342 59,628
82,032 3.50%, 10/20/46, Pool #AX4345 74,477
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 56,148 3.50%, 10/20/46, Pool #AX4341 $ 51,721
7,263 4.00%, 10/20/46, Pool #AQ0542 6,878
76,798 4.50%, 3/15/47, Pool #AZ8560 73,078
95,995 4.50%, 4/15/47, Pool #AZ8596 92,700
61,664 4.50%, 4/15/47, Pool #AZ8597 58,675
56,367 4.50%, 5/15/47, Pool #BA7888 54,433
1,190,916 4.00%, 6/20/47, Pool #MA4511 1,120,687
11,633 4.00%, 9/15/47, Pool #BC5919 10,872
12,855 4.00%, 10/15/47, Pool #BD3187 12,131
15,491 4.00%, 10/15/47, Pool #BE1031 14,298
15,155 4.00%, 11/15/47, Pool #BE1030 14,339
932,742 4.00%, 11/20/47, Pool #MA4838 877,731
16,762 4.00%, 12/15/47, Pool #BE4664 15,472
461,686 4.00%, 12/20/47, Pool #MA4901 434,457
21,340 4.00%, 1/15/48, Pool #BE0143 19,697
14,880 4.00%, 1/15/48, Pool #BE0204 13,911
202,564 4.50%, 9/20/48, Pool #BD0560 194,542
373,885 4.50%, 3/20/49, Pool #MA5818 360,230
15,983 4.50%, 4/20/49, Pool #MA5877 15,399
168,880 4.50%, 5/20/49, Pool #MA5932 162,713
537,063 3.00%, 4/20/50, Pool #MA6599 469,272
310,851 4.50%, 4/20/50, Pool #MA6602 299,993
68,934 3.00%, 5/20/50, Pool #MA6656 60,227
243,248 4.00%, 5/20/50, Pool #MA6658 228,893
1,572,049 Class LP , Series 2020-127, 1.50%, 6/20/50 1,213,827
5,315,503 2.00%, 8/20/50, Pool #MA6818 4,308,084
1,227,749 3.00%, 10/20/50, Pool #MA6932 1,078,136
937,620 2.00%, 11/20/50, Pool #MA6994 759,185
16,716,682 2.00%, 12/20/50, Pool #MA7051 13,522,341
1,123,769 3.00%, 1/20/51, Pool #MA7137 984,400
11,623,005 2.00%, 1/20/51, Pool #MA7135 9,408,432
1,763,193 2.00%, 2/20/51, Pool #MA7192 1,426,393
5,226,161 2.50%, 4/20/51, Pool #MA7312 4,399,633
5,926,381 3.00%, 6/20/51, Pool #MA7419 5,171,132
7,679,908 3.00%, 8/20/51, Pool #MA7535 6,692,758
2,731,639 2.50%, 10/20/51, Pool #MA7649 2,295,229
1,921,967 3.00%, 12/20/51, Pool #MA7768 1,674,694
1,869,347 2.50%, 12/20/51, Pool #MA7767 1,570,714
80,940 3.00%, 1/20/52, Pool #MA7828 70,526
4,387,301 2.50%, 5/20/52, Pool #MA8042 3,683,567
17,444,271 2.50%, 6/20/52, Pool #MA8097 14,651,266
5,048,322 2.50%, 7/20/52, Pool #MA8147 4,241,214
214,477 2.50%, 8/20/52, Pool #MA8197 180,470
1,169,750 2.50%, 12/20/52, Pool #MA8485 982,101
4,600,346 4.00%, 12/20/52, Pool #MA8488 4,249,992
3,762,363 2.50%, 1/20/53, Pool #MA8564 3,158,765
186,235 6.00%, 4/20/53, Pool #CT7444 189,482
1,188,000 2.00%, 7/20/54, TBA 959,310
4,848,000 4.00%, 7/20/54, TBA 4,477,583
11,593,797 3.50%, 7/20/54, TBA 10,410,867
8,770,700 3.00%, 7/20/54, TBA 7,638,732
12,671,000 5.00%, 7/20/54, TBA 12,330,467
12,815,000 5.50%, 7/20/54, TBA 12,712,880
9,617,000 6.00%, 7/20/54, TBA 9,668,961
5,252,000 4.50%, 7/20/54, TBA 4,990,221
7,222,000 6.50%, 7/20/54, TBA 7,321,302
173,308,573
Federal Home Loan Mortgage Corporation (9.2%):
41,927 3.00%, 9/1/27, Pool #U70060 40,890

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 25,394 3.00%, 7/1/28, Pool #U79018 $ 24,311
591,000 5.05%, 9/15/29(c) 466,554
4,510,000 Class XFX , Series KL06, 1.47%, 12/25/29, Callable
12/25/24 @ 100.00 262,264
13,535 3.00%, 1/1/30, Pool #V60696 12,867
16,861 3.00%, 1/1/30, Pool #V60724 15,758
29,800 2.50%, 3/1/30, Pool #V60770 28,076
58,287 3.00%, 5/1/30, Pool #J31689 55,199
30,833 2.50%, 5/1/30, Pool #J31418 29,155
74,046 2.50%, 5/1/30, Pool #J31728 71,517
45,286 2.50%, 5/1/30, Pool #V60796 43,739
116,057 3.00%, 6/1/30, Pool #V60840 108,689
7,815 3.00%, 7/1/30, Pool #J32181 7,400
9,733 2.50%, 7/1/30, Pool #J32209 9,203
12,315 2.50%, 7/1/30, Pool #J32204 11,425
3,381 2.50%, 7/1/30, Pool #V60905 3,265
55,610 3.00%, 7/1/30, Pool #G15520 52,204
2,557 2.50%, 7/1/30, Pool #J32491 2,470
11,670 3.00%, 8/1/30, Pool #V60909 10,930
40,546 2.50%, 8/1/30, Pool #V60902 38,197
49,817 2.50%, 8/1/30, Pool #V60886 46,931
7,660 3.00%, 8/1/30, Pool #J32436 7,192
124,272 2.50%, 9/1/30, Pool #V60904 120,024
40,500 2.50%, 9/1/30, Pool #V60903 38,236
7,164,998 Class X1 , Series K121, 1.12%, 10/25/30 352,214
197,000 5.29%, 3/15/31(c) 144,895
190,000 6.75%, 3/15/31 213,785
222,685 2.50%, 4/1/31, Pool #G16186 205,768
4,045,961 1.50%, 5/1/31, Pool #RD5057 3,650,991
621,900 1.50%, 6/1/31, Pool #RD5059 564,940
3,575,000 Class A2 , Series K145, 2.58%, 5/25/32 3,063,710
1,740,000 Class A2 , Series K146, 2.92%, 6/25/32 1,528,153
4,850 3.00%, 10/1/32, Pool #J37706 4,543
6,525 3.00%, 11/1/32, Pool #J37835 6,112
4,516 3.00%, 12/1/32, Pool #J38060 4,230
1,653,230 2.50%, 4/1/33, Pool #ZS8087 1,534,289
307,464 Class A2 , Series KG08, 4.13%, 5/25/33 292,727
4,491,000 Class A3 , Series K156, 3.70%, 6/25/33 4,128,971
83,160 3.50%, 1/1/34, Pool #ZS9068 77,817
892,827 2.50%, 1/1/35, Pool #SB0298 809,729
51,321 5.50%, 2/1/35, Pool #G04692 52,792
304,843 3.50%, 5/1/35, Pool #SC0063 288,188
1,550,000 1.46%, 8/17/35, Callable 8/17/24 @ 100.00 1,097,944
754,526 2.00%, 9/1/35, Pool #SB0539 667,475
1,592,742 2.00%, 1/1/36, Pool #SB0546 1,403,052
997,582 2.00%, 2/1/36, Pool #SB8507 894,008
891,392 2.00%, 2/1/36, Pool #RC1819 798,385
316,430 2.00%, 3/1/36, Pool #SB0544 279,922
282,975 1.50%, 4/1/36, Pool #SB0510 244,437
1,904,435 1.50%, 4/1/36, Pool #SB0514 1,623,229
386,218 1.50%, 5/1/36, Pool #RC1975 329,158
1,876,952 2.00%, 5/1/36, Pool #RC1999 1,681,027
4,298,045 2.00%, 6/1/36, Pool #RC2071 3,833,772
1,834,890 2.00%, 7/1/36, Pool #RC2097 1,627,291
3,155,000 1.72%, 9/22/36, Callable 9/22/24 @ 100.00 2,236,469
1,522,499 2.00%, 4/1/37, Pool #SB0679 1,344,749
37,089 3.00%, 9/1/37, Pool #ZA2471 33,841
764,594 3.00%, 6/1/38, Pool #SC0111 703,648
80,987 6.00%, 4/1/39, Pool #G07613 82,162
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 12,931 4.50%, 12/1/39, Pool #A90196 $ 12,614
397,941 3.50%, 1/1/40, Pool #RB5028 364,810
50,730 3.50%, 2/1/40, Pool #RB5034 46,508
13,683 4.50%, 7/1/40, Pool #A93010 13,252
14,276 4.00%, 8/1/40, Pool #A93534 13,520
92,847 4.00%, 9/1/40, Pool #A93851 87,581
264,205 4.50%, 9/1/40, Pool #A93700 256,665
19,334 4.00%, 10/1/40, Pool #A95923 18,632
13,873 4.00%, 11/1/40, Pool #A94779 13,370
14,519 4.00%, 11/1/40, Pool #A94977 13,992
13,589 4.00%, 11/1/40, Pool #A95144 13,095
854 4.00%, 4/1/41, Pool #Q00093 813
34,594 4.50%, 5/1/41, Pool #Q00959 33,667
29,836 4.50%, 5/1/41, Pool #Q00804 29,036
211,673 5.50%, 6/1/41, Pool #G07553 215,754
17,216 4.00%, 10/1/41, Pool #Q03841 16,509
23,458 4.00%, 10/1/41, Pool #Q04022 22,493
46,655 5.00%, 10/1/41, Pool #G07642 46,427
325,764 2.00%, 2/1/42, Pool #RB5145 268,400
1,711,931 2.00%, 3/1/42, Pool #RB5148 1,410,262
110,516 3.50%, 4/1/42, Pool #Q07417 100,652
341,448 2.00%, 4/1/42, Pool #RB5153 277,683
118,373 3.50%, 4/1/42, Pool #C03811 107,671
3,635 3.50%, 5/1/42, Pool #Q08306 3,303
10,113 3.50%, 5/1/42, Pool #Q08239 9,188
91,306 3.50%, 8/1/42, Pool #G07106 83,158
15,177 3.50%, 8/1/42, Pool #Q12162 13,823
5,511 3.50%, 10/1/42, Pool #Q11909 5,019
141,487 3.00%, 1/1/43, Pool #Q14866 128,823
114,638 3.00%, 3/1/43, Pool #Q16673 102,195
60,486 3.00%, 3/1/43, Pool #Q16403 53,921
61,016 3.50%, 6/1/43, Pool #Q18718 56,682
102,986 3.50%, 7/1/43, Pool #Q20206 93,389
40,213 4.00%, 9/1/43, Pool #Q21579 37,771
75,995 4.50%, 12/1/43, Pool #G60018 71,749
104,804 4.50%, 12/1/43, Pool #Q23779 102,802
11,316 3.50%, 1/1/44, Pool #Q24368 10,261
472,901 3.50%, 4/1/44, Pool #G07848 428,803
45,302 4.00%, 4/1/44, Pool #Q25643 42,718
10,718 3.50%, 5/1/44, Pool #Q26218 9,796
57,150 3.50%, 6/1/44, Pool #Q28764 51,900
1,566,896 3.00%, 6/1/44, Pool #SD0498 1,385,964
39,912 4.00%, 7/1/44, Pool #G60901 37,487
11,099 3.50%, 7/1/44, Pool #Q27319 10,145
1,597,237 3.50%, 9/1/44, Pool #SD0481 1,447,223
17,415 3.50%, 9/1/44, Pool #Q28604 15,894
1,784,639 4.00%, 1/1/45, Pool #SD0490 1,685,041
1,583,625 4.00%, 1/1/45, Pool #SD0478 1,491,213
12,359 4.00%, 2/1/45, Pool #Q31338 11,720
4,739 4.00%, 2/1/45, Pool #Q31128 4,494
12,898 3.50%, 9/1/45, Pool #Q36302 11,954
2,308,905 4.00%, 9/1/45, Pool #SD0507 2,176,603
16,460 4.00%, 12/1/45, Pool #Q37955 15,609
14,168 4.00%, 12/1/45, Pool #Q37957 13,290
1,119,272 3.50%, 3/1/46, Pool #SD0485 1,009,250
199,699 3.00%, 9/1/46, Pool #G60718 173,269
208,191 3.50%, 9/1/46, Pool #SD0486 188,634
546,841 3.00%, 9/1/46, Pool #Q42979 474,483
699,272 3.00%, 12/1/46, Pool #V82781 608,312

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
20
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 57,412 3.00%, 12/1/46, Pool #Q45083 $ 51,052
122,163 3.00%, 12/1/46, Pool #Q45080 106,436
216,026 3.00%, 12/1/46, Pool #Q45064 187,429
572,931 3.00%, 2/1/47, Pool #SD0496 500,089
311,168 3.50%, 3/1/47, Pool #G60968 284,662
593,738 4.00%, 7/1/47, Pool #SD0504 557,484
738,600 4.50%, 7/1/47, Pool #G61047 712,655
312,147 3.50%, 10/1/47, Pool #G61178 283,652
376,268 3.50%, 12/1/47, Pool #G61208 341,920
350,248 3.50%, 1/1/48, Pool #ZS4751 313,796
46,817 3.50%, 1/1/48, Pool #Q53630 42,543
84,466 3.50%, 1/1/48, Pool #Q53648 77,112
355,933 3.50%, 2/1/48, Pool #ZT1353 321,297
2,483,457 3.50%, 4/1/48, Pool #G08808 2,240,275
2,654,190 3.50%, 4/1/48, Pool #Q55389 2,394,313
241,360 4.00%, 4/1/48, Pool #ZM6153 223,049
519,502 4.00%, 4/1/48, Pool #SD0489 489,098
2,511,808 3.50%, 5/1/48, Pool #G08813 2,265,853
2,517,387 4.00%, 8/1/48, Pool #SD0492 2,355,919
836,237 4.50%, 8/1/48, Pool #G67715 808,497
1,984,369 4.00%, 5/1/49, Pool #SD0488 1,849,744
2,268,655 4.00%, 3/1/50, Pool #SD0296 2,109,376
1,583,238 4.50%, 3/1/50, Pool #SD0294 1,515,376
798,340 4.00%, 6/1/50, Pool #SD0520 735,795
449,108 2.50%, 7/1/50, Pool #QB1193 372,777
1,514,006 4.00%, 7/1/50, Pool #SD1146 1,407,999
544,066 4.00%, 7/1/50, Pool #SD0878 504,783
11,281 3.00%, 7/1/50, Pool #QB1158 9,794
96,278 3.00%, 7/1/50, Pool #QB1479 84,631
25,189 3.00%, 7/1/50, Pool #QB1486 21,824
12,184 3.00%, 7/1/50, Pool #QB1488 10,557
974,397 3.00%, 8/1/50, Pool #SD0519 844,569
715,229 1.50%, 8/1/50, Pool #RA3217 533,820
740,418 3.00%, 8/1/50, Pool #RA3282 643,350
716,050 3.00%, 8/1/50, Pool #RA3313 617,896
251,280 2.00%, 8/1/50, Pool #QB2296 199,054
73,107 3.00%, 8/1/50, Pool #QB2339 63,338
1,047,825 2.00%, 9/1/50, Pool #SI2075 825,868
4,817,594 3.00%, 9/1/50, Pool #SD0592 4,202,121
1,810,087 1.50%, 10/1/50, Pool #SD8082 1,352,982
559,214 2.00%, 11/1/50, Pool #SD7528 445,369
3,433,313 2.50%, 2/1/51, Pool #SD7534 2,882,164
28,397,829 2.00%, 3/1/51, Pool #SD2903 22,290,765
5,004,125 2.00%, 3/1/51, Pool #SD8134 3,929,001
1,851,226 2.00%, 4/1/51, Pool #SD7539 1,475,485
7,736,516 2.50%, 5/1/51, Pool #RA5077 6,409,044
1,007,763 2.00%, 5/1/51, Pool #SD7541 804,656
2,158,169 2.50%, 5/1/51, Pool #SD0702 1,801,776
2,367,896 1.50%, 5/1/51, Pool #SD8145 1,765,515
1,061,365 3.00%, 7/1/51, Pool #SD7544 915,874
3,216,776 2.00%, 7/1/51, Pool #SD0716 2,575,883
955,431 2.00%, 9/1/51, Pool #SD0732 755,409
711,889 2.00%, 9/1/51, Pool #SD0730 563,656
934,403 3.00%, 10/1/51, Pool #RA6015 804,275
28,233,821 2.50%, 10/1/51, Pool #SD8173 23,146,606
3,168,530 2.00%, 10/1/51, Pool #RA6071 2,500,579
6,797,247 2.50%, 11/1/51, Pool #SD7548 5,589,549
2,112,261 2.50%, 11/1/51, Pool #RA6397 1,743,150
382,885 2.00%, 12/1/51, Pool #SD0783 303,490
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 186,378 2.00%, 12/1/51, Pool #SD0789 $ 148,581
1,003,610 2.00%, 12/1/51, Pool #SD0786 794,370
4,128,223 2.50%, 12/1/51, Pool #RA6388 3,419,892
965,944 2.00%, 12/1/51, Pool #SD0785 770,834
2,410,271 2.00%, 1/1/52, Pool #SD0892 1,907,644
21,517,469 2.50%, 1/1/52, Pool #SD7552 17,848,672
6,517,843 2.50%, 1/1/52, Pool #SD0923 5,334,940
1,769,745 2.00%, 1/1/52, Pool #SD0894 1,416,727
7,476,583 2.00%, 1/1/52, Pool #SD7549 5,966,267
779,705 3.00%, 2/1/52, Pool #SD7550 675,321
1,246,722 2.00%, 2/1/52, Pool #RA6768 973,837
21,428,315 3.00%, 3/1/52, Pool #SD7553 18,529,674
369,467 3.50%, 6/1/52, Pool #SD1086 330,544
78,705 5.00%, 6/1/52, Pool #QE4965 76,846
543,531 4.00%, 6/1/52, Pool #SD1952 505,140
961,176 3.50%, 6/1/52, Pool #SD1053 861,504
1,021,054 3.50%, 6/1/52, Pool #SD1049 913,479
2,567,747 4.50%, 7/1/52, Pool #RA7506 2,429,101
1,250,581 5.00%, 7/1/52, Pool #SD1300 1,227,518
429,516 4.50%, 7/1/52, Pool #SD8231 405,456
3,154,106 5.00%, 8/1/52, Pool #SD1465 3,079,571
3,115,746 3.00%, 8/1/52, Pool #SD7556 2,687,440
842,792 4.50%, 8/1/52, Pool #QE8252 795,553
113,096 5.00%, 9/1/52, Pool #QF0409 110,423
371,731 5.00%, 10/1/52, Pool #QF0895 362,941
1,883,187 4.50%, 11/1/52, Pool #SD2000 1,783,766
409,424 6.00%, 11/1/52, Pool #RA8216 412,354
665,228 5.00%, 11/1/52, Pool #SD1882 645,781
730,185 5.00%, 12/1/52, Pool #SD2081 708,832
846,131 5.00%, 12/1/52, Pool #RA8295 821,388
1,378,137 5.00%, 12/1/52, Pool #SD1991 1,337,837
878,856 5.00%, 1/1/53, Pool #RA8404 853,148
1,538,258 5.50%, 1/1/53, Pool #QF6560 1,525,839
467,070 5.50%, 1/1/53, Pool #SD2275 462,571
1,994,004 6.00%, 1/1/53, Pool #SD2163 2,011,174
1,069,662 6.00%, 2/1/53, Pool #RA8560 1,074,808
339,768 5.00%, 2/1/53, Pool #SD2306 329,834
4,212,055 5.50%, 3/1/53, Pool #RA8758 4,178,059
664,418 6.00%, 3/1/53, Pool #SD2598 667,614
1,380,288 6.00%, 4/1/53, Pool #SD2760 1,389,632
2,866,343 6.00%, 5/1/53, Pool #RA9073 2,885,750
3,614,946 5.50%, 5/1/53, Pool #RA9063 3,585,770
1,098,651 6.00%, 5/1/53, Pool #SD2886 1,106,088
3,129,218 5.50%, 5/1/53, Pool #SD2893 3,102,483
2,362,747 6.00%, 6/1/53, Pool #SD3176 2,378,747
476,186 5.50%, 8/1/53, Pool #RA9625 470,549
1,176,326 6.50%, 11/1/53, Pool #RJ0320 1,202,208
270,431,749
Federal National Mortgage Association (15.7%):
23,438 2.50%, 9/1/27, Pool #AP5205 22,640
31,934 2.50%, 9/1/27, Pool #AB6194 30,231
9,580 2.50%, 2/1/28, Pool #AB8446 9,216
15,570 3.00%, 4/1/28, Pool #AT3121 14,716
20,905 2.50%, 4/1/28, Pool #AB8870 20,184
18,233 3.00%, 5/1/28, Pool #AT6033 17,244
64,880 2.50%, 8/1/28, Pool #AS0190 62,440
39,125 3.00%, 10/1/28, Pool #AU8774 36,990
3,382 3.00%, 10/1/28, Pool #AQ4132 3,279
78,835 3.50%, 10/1/28, Pool #AV0198 76,459

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
21
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 4,803 3.00%, 11/1/28, Pool #AV0298 $ 4,649
147,138 3.50%, 11/1/28, Pool #AV1360 142,636
102,644 3.00%, 4/1/29, Pool #AW0937 96,749
97,277 3.00%, 5/1/29, Pool #AW2544 91,112
147,503 3.00%, 6/1/29, Pool #AS2676 138,797
35,300 3.00%, 7/1/29, Pool #AW1281 33,003
187,860 3.00%, 7/1/29, Pool #AW4229 177,326
35,530 3.50%, 9/1/29, Pool #AX0105 34,175
269,791 3.00%, 9/1/29, Pool #AL6897 250,739
93,816 3.00%, 9/1/29, Pool #AS3220 89,284
11,294 3.50%, 10/1/29, Pool #AX2741 10,847
55,424 3.00%, 10/1/29, Pool #AS3594 52,209
209,506 3.00%, 1/1/30, Pool #AL6144 198,919
2,605,000 5.10%, 1/15/30(c) 2,024,473
24,454 2.50%, 2/1/30, Pool #BM3403 23,172
8,654 2.50%, 2/1/30, Pool #AS4488 8,004
7,370 2.50%, 2/1/30, Pool #AS4485 6,955
45,619 3.00%, 3/1/30, Pool #AL6583 43,735
59,637 2.50%, 3/1/30, Pool #AS4688 56,146
22,707 2.50%, 4/1/30, Pool #AY3416 21,309
37,901 3.00%, 4/1/30, Pool #AL6584 36,043
11,738 2.50%, 5/1/30, Pool #AY0828 11,142
20,062 3.00%, 5/1/30, Pool #AL6761 18,852
3,901,000 5.14%, 5/15/30(c) 2,986,005
111,692 3.00%, 6/1/30, Pool #AL9381 105,229
8,617 2.50%, 7/1/30, Pool #AS5405 8,110
42,814 3.00%, 7/1/30, Pool #AX9701 40,713
8,533 3.00%, 7/1/30, Pool #AX9700 8,181
48,454 2.50%, 7/1/30, Pool #AS5403 44,789
31,686 3.00%, 7/1/30, Pool #AL7139 30,132
5,724 3.00%, 7/1/30, Pool #AZ2297 5,487
14,398 2.50%, 7/1/30, Pool #AZ2170 13,555
7,346 3.00%, 8/1/30, Pool #AZ7833 7,042
77,072 2.50%, 8/1/30, Pool #BM3552 71,480
2,456 3.00%, 8/1/30, Pool #AZ8597 2,355
29,242 2.50%, 8/1/30, Pool #AS5614 27,530
41,780 3.00%, 8/1/30, Pool #AS5623 39,334
37,398 3.00%, 8/1/30, Pool #AS5622 35,564
54,739 3.00%, 8/1/30, Pool #AL7225 52,054
47,311 2.50%, 8/1/30, Pool #AS5616 44,589
23,653 2.50%, 8/1/30, Pool #AS5548 21,864
7,512 3.00%, 8/1/30, Pool #AX3298 7,201
30,380 3.50%, 8/1/30, Pool #AS5708 29,508
44,621 3.00%, 8/1/30, Pool #AL7227 42,006
9,419 3.00%, 9/1/30, Pool #AL7320 8,830
34,349 3.00%, 9/1/30, Pool #AS5714 32,665
40,098 2.50%, 9/1/30, Pool #AS5872 37,750
32,755 2.50%, 9/1/30, Pool #AS5786 30,276
39,883 3.00%, 9/1/30, Pool #AS5728 38,235
15,064 3.00%, 9/1/30, Pool #AZ5719 14,442
39,640 2.50%, 11/1/30, Pool #AS6141 37,319
4,966 2.50%, 11/1/30, Pool #AL7800 4,680
34,264 2.50%, 11/1/30, Pool #AS6115 32,292
30,376 2.50%, 11/1/30, Pool #AS6142 28,076
29,853 2.50%, 11/1/30, Pool #AS6116 28,093
437,123 3.00%, 1/1/31, Pool #BM3537 424,613
39,003 2.50%, 3/1/31, Pool #BM1595 37,519
979,331 1.50%, 6/1/31, Pool #MA4367 895,118
10,167,000 5.81%, 6/1/31, Pool #BZ1178 10,348,529
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 62,565 2.50%, 6/1/31, Pool #AS7320 $ 58,458
102,358 2.50%, 7/1/31, Pool #AS7617 95,638
95,694 2.50%, 7/1/31, Pool #AS7605 89,414
1,799,724 1.50%, 7/1/31, Pool #MA4389 1,643,382
8,945 4.00%, 8/1/31, Pool #AY4688 8,625
18,771 4.00%, 8/1/31, Pool #AY4707 18,337
627,009 3.00%, 8/1/31, Pool #AL9376 598,697
3,678 2.50%, 8/1/31, Pool #BC2777 3,437
67,806 3.00%, 9/1/31, Pool #AL9378 63,896
35,808 2.00%, 10/1/31, Pool #MA2774 32,974
130,373 2.50%, 10/1/31, Pool #AS8009 121,330
858,425 2.50%, 10/1/31, Pool #BC4773 809,290
394,155 2.50%, 10/1/31, Pool #AS8195 371,591
182,263 2.50%, 10/1/31, Pool #AS8193 169,619
251,221 2.50%, 10/1/31, Pool #AS8208 234,722
148,298 2.50%, 11/1/31, Pool #AS8240 138,557
78,662 2.50%, 11/1/31, Pool #BC2628 74,155
62,644 2.50%, 11/1/31, Pool #BC2629 58,529
132,507 2.50%, 11/1/31, Pool #BC2631 124,089
68,997 2.50%, 11/1/31, Pool #AS8245 65,046
206,793 2.00%, 11/1/31, Pool #BM3054 190,424
59,717 2.00%, 11/1/31, Pool #BC9040 54,990
11,355 2.00%, 11/1/31, Pool #AS8291 10,456
182,538 2.00%, 11/1/31, Pool #AS8251 168,084
91,724 2.50%, 11/1/31, Pool #AS8241 85,360
50,324 2.00%, 12/1/31, Pool #MA2845 46,340
7,692 3.00%, 2/1/32, Pool #BE5670 7,201
13,094 2.50%, 2/1/32, Pool #BM1036 12,262
137,561 2.50%, 3/1/32, Pool #AS9316 127,719
331,071 2.00%, 3/1/32, Pool #BM3061 304,855
200,846 3.00%, 3/1/32, Pool #AS9327 188,026
239,814 2.50%, 3/1/32, Pool #AS9321 219,237
260,634 2.50%, 3/1/32, Pool #AS9319 241,249
235,508 2.50%, 3/1/32, Pool #AS9318 214,899
135,518 2.50%, 3/1/32, Pool #AS9317 123,622
974,763 3.50%, 4/1/32, Pool #BM3503 934,464
1,295,000 Class A2 , Series 2022-M1S, 2.15%, 4/25/32 1,070,885
701,086 3.50%, 5/1/32, Pool #BM1602 679,433
1,023,880 3.00%, 6/1/32, Pool #BM1791 968,266
301,214 2.50%, 8/1/32, Pool #BM3578 274,394
110,088 3.00%, 9/1/32, Pool #BM3240 105,119
42,238 3.50%, 11/1/32, Pool #BJ2054 40,491
24,252 3.50%, 1/1/33, Pool #BJ2096 23,234
43,228 5.50%, 1/1/33, Pool #676661 44,172
594,196 2.50%, 2/1/33, Pool #BM3793 559,377
30,069 5.50%, 5/1/33, Pool #555424 29,953
1,359,042 3.00%, 5/1/33, Pool #FM1880 1,274,236
42,517 4.00%, 9/1/33, Pool #BK7642 41,086
116,942 4.00%, 10/1/33, Pool #CA2527 113,340
119,895 4.00%, 11/1/33, Pool #CA2555 116,874
227,073 2.50%, 12/1/33, Pool #FM1680 210,828
3,430,000 Class A3 , Series 2022-M5, 2.43%, 1/1/34 2,783,997
221,971 5.00%, 2/1/35, Pool #735226 221,465
73,029 5.50%, 2/1/35, Pool #735989 72,749
18,182 5.00%, 3/1/35, Pool #735288 18,144
6,883 6.00%, 4/1/35, Pool #735504 6,968
254,061 2.00%, 6/1/35, Pool #CA5939 223,785
533,669 2.00%, 6/1/35, Pool #CA5933 474,747
131,057 3.00%, 8/1/35, Pool #CA6876 122,581

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
22
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 140,032 3.00%, 8/1/35, Pool #CA6849 $ 129,874
2,585,000 1.53%, 8/17/35, Callable 8/17/24 @ 100.00 1,844,664
3,170,000 1.60%, 8/24/35, Callable 8/24/24 @ 100.00 2,277,467
1,708,000 1.55%, 8/24/35, Callable 8/24/24 @ 100.00 1,221,037
34,032 5.00%, 9/1/35, Pool #889974 33,993
268,423 2.00%, 9/1/35, Pool #CA7136 237,451
244,522 2.00%, 9/1/35, Pool #CA6840 217,425
2,770,000 1.78%, 11/16/35, Callable 8/16/24 @ 100.00 2,019,543
777,221 2.50%, 12/1/35, Pool #CA8387 707,126
886,538 2.50%, 12/1/35, Pool #CA8388 807,384
895,858 1.50%, 12/1/35, Pool #CA8377 768,989
86,200 3.00%, 12/1/35, Pool #CA8389 80,620
41,207 3.00%, 12/1/35, Pool #CA8391 38,289
92,804 4.00%, 1/1/36, Pool #AB0686 87,938
335,510 2.00%, 2/1/36, Pool #FM6149 298,331
474,862 2.00%, 3/1/36, Pool #CA9432 419,813
240,507 1.50%, 3/1/36, Pool #CA9422 207,737
358,711 2.50%, 3/1/36, Pool #CA9444 326,399
614,571 2.00%, 4/1/36, Pool #FM7495 550,405
396,287 1.50%, 5/1/36, Pool #CB0622 342,286
451,456 2.00%, 5/1/36, Pool #CB0428 404,326
1,393,516 1.50%, 6/1/36, Pool #FM7423 1,185,254
700,978 2.00%, 7/1/36, Pool #FM8117 620,073
1,701,590 2.00%, 9/1/36, Pool #FM8733 1,509,115
177,508 5.50%, 9/1/36, Pool #995113 178,037
1,539,105 2.00%, 9/1/36, Pool #FM8695 1,369,217
20,407 3.00%, 10/1/36, Pool #AL9227 18,417
65,572 3.00%, 11/1/36, Pool #AS8349 59,178
154,084 3.00%, 11/1/36, Pool #AS8348 140,611
330,576 2.00%, 11/1/36, Pool #FM9318 292,036
5,275,162 1.50%, 12/1/36, Pool #FS0003 4,527,339
156,034 3.00%, 12/1/36, Pool #BE1896 140,814
209,145 3.00%, 12/1/36, Pool #AS8553 188,761
324,797 2.00%, 1/1/37, Pool #FS0216 288,941
404,693 1.50%, 2/1/37, Pool #FS3221 354,156
324,363 2.00%, 2/1/37, Pool #FS0754 286,339
741,384 2.00%, 2/1/37, Pool #CB2967 652,160
139,354 2.00%, 2/1/37, Pool #FS0610 122,760
1,320,754 2.00%, 3/1/37, Pool #FS1331 1,169,441
389,487 2.00%, 3/1/37, Pool #CB2966 343,216
1,681,620 2.00%, 3/1/37, Pool #FS1330 1,491,603
994,978 2.00%, 4/1/37, Pool #FS3325 881,728
7,720 5.50%, 2/1/38, Pool #961545 7,723
6,853 6.00%, 3/1/38, Pool #889529 7,019
40,522 5.50%, 5/1/38, Pool #889692 40,507
38,682 5.50%, 5/1/38, Pool #889441 38,978
18,275 6.00%, 5/1/38, Pool #889466 18,718
27,764 5.50%, 6/1/38, Pool #995018 27,926
8,087 5.50%, 9/1/38, Pool #889995 8,124
19,218 6.00%, 10/1/38, Pool #889983 19,404
122,484 5.50%, 1/1/39, Pool #AB0200 122,845
36,226 4.50%, 4/1/39, Pool #930922 35,243
29,998 3.50%, 5/1/39, Pool #MA3660 27,496
43,721 4.50%, 5/1/39, Pool #AL1472 41,697
416,342 5.00%, 6/1/39, Pool #AL7521 415,851
292,370 6.00%, 7/1/39, Pool #BF0056 298,775
2,695,000 4.50%, 7/25/39, TBA 2,636,047
942,000 4.00%, 7/25/39, TBA 905,657
103,234 3.50%, 7/25/39, TBA 97,411
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 1,478,000 3.00%, 7/25/39, TBA $ 1,366,226
3,750,000 2.50%, 7/25/39, TBA 3,384,375
20,554 5.50%, 10/1/39, Pool #AD0362 21,239
21,799 5.50%, 12/1/39, Pool #AD0571 22,525
172,207 5.50%, 12/1/39, Pool #AC6680 176,597
127,615 3.50%, 12/1/39, Pool #MA3869 116,986
55,243 3.50%, 1/1/40, Pool #MA3891 50,651
2,087,316 4.50%, 1/1/40, Pool #AC8568 2,021,501
99,001 3.50%, 2/1/40, Pool #MA3935 90,770
17,245 5.50%, 3/1/40, Pool #AL5304 17,968
15,725 4.50%, 4/1/40, Pool #AD4038 15,408
128,708 6.00%, 4/1/40, Pool #AL4141 129,945
24,332 6.50%, 5/1/40, Pool #AL1704 25,554
35,728 4.50%, 7/1/40, Pool #AD7127 33,775
30,237 4.50%, 7/1/40, Pool #AB1226 29,284
15,244 6.00%, 9/1/40, Pool #AE0823 15,935
16,366 4.00%, 1/1/41, Pool #AL7167 15,458
33,045 6.00%, 6/1/41, Pool #AL4142 33,364
212,830 5.00%, 7/1/41, Pool #AL7524 213,420
12,134 4.50%, 7/1/41, Pool #AB3314 11,809
378,200 5.50%, 9/1/41, Pool #AL8430 380,282
22,591 4.50%, 9/1/41, Pool #AI8961 22,160
13,268,952 1.50%, 11/1/41, Pool #FS0316 10,722,201
6,740,171 1.50%, 12/1/41, Pool #MA4500 5,446,708
2,100,572 2.00%, 12/1/41, Pool #MA4501 1,773,539
118,062 3.50%, 1/1/42, Pool #AW8154 105,826
489,758 4.00%, 1/1/42, Pool #AB4307 465,909
529,134 2.00%, 2/1/42, Pool #MA4540 435,995
5,116,901 2.00%, 3/1/42, Pool #MA4570 4,175,665
47,817 3.50%, 4/1/42, Pool #AO0777 43,932
799,973 2.00%, 4/1/42, Pool #MA4586 664,169
17,999 3.50%, 4/1/42, Pool #AK7510 16,676
6,729 3.50%, 5/1/42, Pool #AO2881 6,234
101,401 4.00%, 5/1/42, Pool #AO2961 95,238
22,427 4.00%, 5/1/42, Pool #AO2114 21,064
7,756 3.50%, 6/1/42, Pool #AO3048 7,186
10,046 3.50%, 6/1/42, Pool #AK9225 9,308
23,582 3.50%, 7/1/42, Pool #AO9707 21,848
97,813 4.50%, 9/1/42, Pool #AL2482 94,582
585,009 4.50%, 1/1/43, Pool #AL8206 566,561
58,708 3.00%, 3/1/43, Pool #AR9218 51,111
38,165 3.00%, 3/1/43, Pool #AR7568 33,107
47,832 3.00%, 3/1/43, Pool #AR7576 41,463
56,853 3.00%, 4/1/43, Pool #AR8630 49,496
48,803 3.00%, 4/1/43, Pool #AB8924 42,305
47,089 3.00%, 4/1/43, Pool #AB8923 40,994
48,868 3.00%, 4/1/43, Pool #AT2043 42,363
78,451 3.00%, 4/1/43, Pool #AT2040 68,298
549 3.50%, 4/1/43, Pool #CA1530 494
19,450 3.00%, 4/1/43, Pool #AT2037 16,872
5,774 3.00%, 6/1/43, Pool #AB9564 5,116
390,934 5.00%, 12/1/43, Pool #AL7777 389,469
198,303 5.00%, 11/1/44, Pool #AL8878 191,376
166,302 3.50%, 2/1/45, Pool #BM1100 151,459
519,407 3.50%, 2/1/45, Pool #FM5294 481,242
112,694 5.00%, 6/1/45, Pool #BM3784 112,625
2,242,365 3.50%, 9/1/45, Pool #FM3224 2,027,785
81,294 4.50%, 9/1/45, Pool #AL7936 78,462
5,132,926 3.50%, 11/1/45, Pool #FM6411 4,644,233

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
23
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 2,882 4.50%, 11/1/45, Pool #AS6233 $ 2,806
50,374 4.50%, 11/1/45, Pool #AL9501 48,573
111,645 4.50%, 12/1/45, Pool #BM1756 106,487
13,002 3.00%, 6/1/46, Pool #AS7365 11,337
341,584 4.50%, 7/1/46, Pool #BM1920 333,279
270,936 4.50%, 7/1/46, Pool #BM3053 261,295
921,991 3.50%, 7/1/46, Pool #BA7748 835,265
15,197 3.00%, 8/1/46, Pool #AL9031 13,434
898,621 3.00%, 9/1/46, Pool #BD1469 779,051
107,523 3.00%, 11/1/46, Pool #BD9643 93,310
141,805 3.00%, 11/1/46, Pool #BD9645 123,591
273,054 3.00%, 11/1/46, Pool #BD9644 236,970
832,377 3.00%, 12/1/46, Pool #AS8486 721,611
204,373 3.50%, 12/1/46, Pool #BE2103 183,617
730,982 3.50%, 2/1/47, Pool #AL9920 656,766
325,688 3.50%, 2/1/47, Pool #BE1534 291,263
69,286 3.50%, 3/1/47, Pool #BH0158 61,960
273,877 4.00%, 5/1/47, Pool #BH0398 257,902
307,497 3.50%, 5/1/47, Pool #BM1174 280,159
161,875 3.50%, 5/1/47, Pool #BE9375 144,765
445,870 3.50%, 5/1/47, Pool #BD2417 398,743
129,737 3.50%, 6/1/47, Pool #BH0567 116,025
205,143 4.00%, 7/1/47, Pool #BH3401 193,179
271,221 4.00%, 8/1/47, Pool #BM1619 255,404
18,539 4.00%, 9/1/47, Pool #MA3121 17,276
131,243 4.50%, 10/1/47, Pool #BM3052 126,788
578,317 3.50%, 11/1/47, Pool #MA3182 521,970
160,732 4.50%, 12/1/47, Pool #BH7067 153,845
579,375 3.50%, 12/1/47, Pool #MA3210 523,199
1,195,415 3.50%, 1/1/48, Pool #FM5293 1,081,339
350,053 3.50%, 1/1/48, Pool #MA3238 315,942
397,964 4.00%, 1/1/48, Pool #BH9222 370,853
64,717 4.00%, 2/1/48, Pool #BJ9057 60,336
68,348 4.00%, 2/1/48, Pool #BJ9058 63,906
265,604 3.50%, 2/1/48, Pool #BH9277 239,132
3,230,779 3.50%, 3/1/48, Pool #BJ0650 2,908,736
175,133 3.50%, 3/1/48, Pool #BJ0648 157,676
338,154 3.50%, 3/1/48, Pool #BJ4916 304,462
110,220 3.50%, 3/1/48, Pool #BK1958 99,239
125,767 4.50%, 4/1/48, Pool #BM3846 122,750
32,758 4.00%, 4/1/48, Pool #MA3333 30,320
3,026,261 4.50%, 4/1/48, Pool #FM7783 2,918,921
202,264 3.50%, 4/1/48, Pool #FM5295 181,966
1,551,616 3.50%, 5/1/48, Pool #MA3356 1,396,760
38,205 4.00%, 5/1/48, Pool #CA2708 35,358
1,816,311 4.50%, 5/1/48, Pool #CA1704 1,747,119
27,278 4.00%, 6/1/48, Pool #MA3384 25,249
145,448 5.00%, 6/1/48, Pool #CA2317 143,419
27,132 4.00%, 7/1/48, Pool #MA3415 25,231
68,405 4.50%, 7/1/48, Pool #BK6113 65,853
9,003 4.50%, 7/1/48, Pool #BK4471 8,657
251,333 4.00%, 8/1/48, Pool #BK4772 233,717
565,556 5.00%, 9/1/48, Pool #MA3472 556,841
365,420 4.00%, 9/1/48, Pool #FM5566 340,106
79,588 4.00%, 10/1/48, Pool #CA2469 74,237
41,620 5.00%, 10/1/48, Pool #MA3501 40,978
119,569 5.00%, 10/1/48, Pool #BK7881 117,726
76,969 5.00%, 11/1/48, Pool #MA3527 75,783
7,972 3.50%, 11/1/48, Pool #FM1543 7,176
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 24,922 5.00%, 12/1/48, Pool #BN4404 $ 24,573
20,043 5.00%, 1/1/49, Pool #BN4430 19,862
74,126 5.00%, 1/1/49, Pool #BN3949 72,983
1,104,891 4.00%, 1/1/49, Pool #FM5296 1,029,596
245,071 3.50%, 6/1/49, Pool #FM5315 220,322
715,348 4.00%, 9/1/49, Pool #FM3665 667,255
311,410 4.00%, 3/1/50, Pool #CA5368 286,077
4,267,819 3.00%, 3/1/50, Pool #FM5290 3,732,080
290,195 4.00%, 5/1/50, Pool #FM7973 269,317
407,916 4.00%, 6/1/50, Pool #CA6106 378,687
1,567,557 2.50%, 7/1/50, Pool #CA6359 1,315,891
2,702,762 2.50%, 7/1/50, Pool #CA6341 2,244,037
2,728,593 2.50%, 7/1/50, Pool #CA6343 2,265,461
2,663,350 2.50%, 7/1/50, Pool #CA6342 2,211,281
3,120,975 2.50%, 8/1/50, Pool #CA6577 2,591,287
243,904 4.00%, 8/1/50, Pool #FM7703 226,293
1,598,182 3.00%, 8/1/50, Pool #FM5292 1,388,251
1,778,885 2.00%, 8/1/50, Pool #FP0025 1,404,651
2,579,165 2.50%, 8/1/50, Pool #CA6636 2,141,431
790,785 2.50%, 8/1/50, Pool #CA6711 656,573
358,898 2.00%, 9/1/50, Pool #BQ0697 281,927
1,155,795 2.00%, 9/1/50, Pool #MA4119 907,888
1,887,409 1.50%, 10/1/50, Pool #MA4157 1,408,702
2,080,802 2.00%, 10/1/50, Pool #MA4158 1,634,497
1,643,137 1.50%, 11/1/50, Pool #MA4181 1,226,397
292,292 2.00%, 11/1/50, Pool #BQ6334 231,668
1,803,685 2.50%, 11/1/50, Pool #CA7597 1,514,085
511,042 2.50%, 11/1/50, Pool #FM4874 429,019
1,255,363 2.00%, 12/1/50, Pool #FM5176 994,424
395,249 2.00%, 12/1/50, Pool #FM5305 314,145
31,637,996 2.00%, 1/1/51, Pool #MA4237 24,852,075
9,443,712 3.50%, 1/1/51, Pool #FM7599 8,460,499
475,206 2.50%, 1/1/51, Pool #CA8592 394,542
1,492,188 4.00%, 1/1/51, Pool #FM7031 1,378,500
1,316,220 2.50%, 2/1/51, Pool #CA9038 1,091,006
2,567,821 2.00%, 2/1/51, Pool #BR1615 2,012,674
175,802 2.50%, 3/1/51, Pool #BR4654 145,711
831,770 2.00%, 3/1/51, Pool #BN8997 655,994
1,639,625 4.00%, 3/1/51, Pool #FM7460 1,514,696
461,806 2.00%, 3/1/51, Pool #BN9004 368,745
2,208,096 1.50%, 3/1/51, Pool #MA4280 1,650,413
206,134 2.50%, 4/1/51, Pool #BR8896 170,870
107,830 2.50%, 4/1/51, Pool #BR8283 89,379
615,396 2.00%, 4/1/51, Pool #BR7241 489,051
271,554 2.00%, 4/1/51, Pool #FS0599 215,849
773,869 2.00%, 4/1/51, Pool #BR7802 610,333
1,144,119 2.00%, 4/1/51, Pool #FM6863 909,345
1,945,655 2.50%, 5/1/51, Pool #CB0383 1,616,164
63,015 2.50%, 5/1/51, Pool #BR8296 52,231
8,303,637 4.00%, 5/1/51, Pool #FS1463 7,691,277
115,289 2.50%, 5/1/51, Pool #BR8915 95,561
5,578,899 3.00%, 6/1/51, Pool #CB0848 4,762,245
190,190 2.50%, 7/1/51, Pool #BP3574 157,729
10,953,616 2.00%, 7/1/51, Pool #MA4378 8,571,243
8,338,498 2.00%, 8/1/51, Pool #CB1310 6,524,306
9,867,488 2.00%, 8/1/51, Pool #CB1309 7,720,823
3,967,225 4.00%, 10/1/51, Pool #FS1133 3,664,947
667,722 2.50%, 10/1/51, Pool #CB1806 553,621
64,567 2.50%, 10/1/51, Pool #BT8452 53,550

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
24
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 2,136,977 2.00%, 11/1/51, Pool #CB2079 $ 1,686,404
2,051,109 2.00%, 11/1/51, Pool #FM9538 1,623,421
1,006,254 2.00%, 11/1/51, Pool #FM9452 802,062
1,123,712 2.00%, 11/1/51, Pool #CB2139 887,016
2,842,315 2.00%, 11/1/51, Pool #FS1334 2,241,430
2,321,680 2.00%, 11/1/51, Pool #CB2054 1,840,242
2,366,985 3.00%, 11/1/51, Pool #CB2165 2,038,552
869,087 2.50%, 11/1/51, Pool #FS0026 722,030
1,458,745 2.00%, 12/1/51, Pool #FS0211 1,153,307
968,457 2.00%, 12/1/51, Pool #FM9925 764,109
276,131 2.00%, 12/1/51, Pool #FS0598 220,789
512,558 2.50%, 12/1/51, Pool #CB2372 424,943
1,048,442 3.00%, 12/1/51, Pool #CB2418 901,785
1,474,979 2.00%, 12/1/51, Pool #FS0212 1,167,808
653,290 2.00%, 12/1/51, Pool #FM9730 517,824
2,725,387 2.50%, 1/1/52, Pool #FS0209 2,259,519
1,157,734 2.00%, 1/1/52, Pool #FS0290 916,309
2,421,782 2.50%, 1/1/52, Pool #FS0378 2,023,274
1,701,746 2.50%, 1/1/52, Pool #FS0193 1,399,958
2,174,608 2.50%, 1/1/52, Pool #CB2621 1,811,855
1,789,617 2.50%, 1/1/52, Pool #CB2620 1,476,872
1,348,245 2.00%, 1/1/52, Pool #CB2601 1,067,064
3,280,604 2.50%, 1/1/52, Pool #CB2622 2,730,724
1,013,238 2.50%, 1/1/52, Pool #CB2633 845,205
1,758,589 2.00%, 1/1/52, Pool #FS0497 1,401,899
2,179,725 2.50%, 1/1/52, Pool #FS0208 1,815,072
518,510 2.50%, 2/1/52, Pool #CB2854 429,881
6,450,572 2.00%, 2/1/52, Pool #FS2040 5,052,494
3,510,588 2.00%, 2/1/52, Pool #CB2838 2,793,536
1,575,585 2.00%, 2/1/52, Pool #CB2837 1,248,417
2,216,096 2.50%, 2/1/52, Pool #CB2856 1,827,927
683,991 2.00%, 2/1/52, Pool #CB2836 538,635
347,087 2.50%, 2/1/52, Pool #CB2863 292,010
822,018 2.00%, 2/1/52, Pool #FS0646 651,342
1,876,691 2.50%, 2/1/52, Pool #CB2855 1,557,863
844,157 2.50%, 3/1/52, Pool #FS1661 703,394
2,150,577 2.00%, 3/1/52, Pool #CB3101 1,711,241
3,938,047 2.00%, 3/1/52, Pool #CB3102 3,118,772
271,327 3.00%, 3/1/52, Pool #CB3115 234,374
1,498,305 2.00%, 3/1/52, Pool #CB3105 1,187,142
741,668 4.00%, 4/1/52, Pool #FS1267 687,609
756,264 3.00%, 4/1/52, Pool #FS1520 652,054
1,221,576 3.00%, 5/1/52, Pool #FS1522 1,052,854
4,620,882 4.00%, 5/1/52, Pool #FS3377 4,280,138
530,747 3.50%, 5/1/52, Pool #BV8545 476,273
880,471 5.00%, 7/1/52, Pool #FS2458 863,541
1,090,728 5.00%, 7/1/52, Pool #FS2473 1,064,963
580,174 3.50%, 7/1/52, Pool #FS2812 520,514
453,805 4.50%, 7/1/52, Pool #MA4656 428,372
734,834 5.00%, 7/1/52, Pool #FS2409 721,284
9,647,424 4.50%, 8/1/52, Pool #CB4345 9,205,144
423,409 3.50%, 8/1/52, Pool #CB4324 379,892
275,511 3.50%, 9/1/52, Pool #CB4658 247,117
94,611 3.50%, 9/1/52, Pool #CB4657 84,533
363,653 3.50%, 9/1/52, Pool #CB4660 324,603
429,478 3.50%, 9/1/52, Pool #CB4661 384,199
441,632 6.00%, 11/1/52, Pool #FS3251 452,134
917,161 5.00%, 12/1/52, Pool #MA4841 887,249
2,375,638 5.00%, 1/1/53, Pool #CB5450 2,307,545
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 989,117 5.50%, 1/1/53, Pool #CB5462 $ 979,592
1,345,785 5.50%, 1/1/53, Pool #BX6108 1,329,486
393,431 5.00%, 1/1/53, Pool #BX4207 381,918
2,768,937 6.00%, 1/1/53, Pool #FS3832 2,794,024
2,156,420 6.00%, 4/1/53, Pool #CB6094 2,171,032
8,596,162 5.00%, 4/1/53, Pool #CB6063 8,326,966
416,939 6.00%, 5/1/53, Pool #BY0568 419,761
737,393 5.50%, 5/1/53, Pool #BY2967 731,443
762,061 5.50%, 5/1/53, Pool #BY0557 755,910
2,957,614 5.50%, 5/1/53, Pool #FS4629 2,933,743
3,750,480 5.50%, 5/1/53, Pool #CB6321 3,720,212
891,147 6.00%, 5/1/53, Pool #FS4641 897,180
2,853,649 6.00%, 5/1/53, Pool #CB6329 2,872,978
2,135,453 5.50%, 6/1/53, Pool #CB6463 2,118,217
3,660,202 6.00%, 7/1/53, Pool #CB6757 3,691,108
7,032,758 6.00%, 8/1/53, Pool #CB6872 7,071,997
3,839,407 6.50%, 8/1/53, Pool #FS5537 3,919,269
850,717 6.50%, 9/1/53, Pool #CB7142 869,460
2,218,396 6.50%, 10/1/53, Pool #CB7349 2,261,402
5,081,790 6.50%, 2/1/54, Pool #CB8018 5,194,590
2,202,400 5.50%, 7/25/54, TBA 2,171,773
6,847,700 6.50%, 7/25/54, TBA 6,969,675
1,251,200 1.50%, 7/25/54, TBA 930,580
6,339,232 3.00%, 7/25/54, TBA 5,388,347
60,526,100 4.00%, 7/25/54, TBA 55,353,010
5,487,800 4.50%, 7/25/54, TBA 5,171,394
462,189,078
Federal Home Loan Mortgage Corporation - REMICS (0.3%):
180,388 Class FL , Series 4248, 5.90%(SOFR30A+56bps),
5/15/41 176,317
960,269 Class XZ , Series 4316, 4.50%, 3/15/44 931,980
820,414 Class ZX , Series 4352, 4.00%, 4/15/44 770,943
328,939 Class FB , Series 4606, 5.95%(SOFR30A+61bps),
8/15/46 317,712
831,411 Class AO , Series 5341, 1.26%, 6/25/50 599,081
2,305,411 Class TJ , Series 5002, 2.00%, 7/25/50 1,929,053
2,341,557 Class AK , Series 4988, 1.00%, 7/25/50 1,729,006
3,621,662 Class PO , Series 5319, 1.78%, 8/25/50 2,274,440
963,281 Class ID , Series 5109, 2.50%, 5/25/51 139,964
8,868,496
Federal Farm Credit Banks Funding Corp. (1.3%):
14,521,000 2.25%, 8/15/29, Callable 8/15/24 @ 100.00 13,016,523
10,440,000 2.17%, 10/29/29, Callable 10/29/24 @ 100.00 9,269,342
625,000 3.50%, 9/1/32 578,584
1,045,000 3.88%, 9/20/32 993,539
6,095,000 1.68%, 9/17/35, Callable 7/10/24 @ 100.00 4,407,630
3,450,000 1.84%, 1/25/36, Callable 7/10/24 @ 100.00 2,522,688
4,730,000 2.10%, 2/25/36, Callable 7/10/24 @ 100.00 3,551,606
2,569,000 2.50%, 4/14/36, Callable 7/10/24 @ 100.00 2,005,608
2,875,000 2.49%, 5/19/36, Callable 7/10/24 @ 100.00 2,239,875
38,585,395
Federal Home Loan Bank (0.2%):
4,080,000 3.56%, 5/16/33 3,764,926
1,435,000 1.85%, 1/25/36, Callable 7/25/24 @ 100.00 1,050,548
1,720,000 1.87%, 2/8/36, Callable 8/8/24 @ 100.00 1,260,836

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
25
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Bank, continued
$ 920,000 1.87%, 2/8/36, Callable 8/8/24 @ 100.00 $ 674,400
6,750,710
Total U.S. Government Agency Mortgages (Cost $1,040,707,599) 966,543,003
U.S. Treasury Obligations (27.3%):
U.S. Treasury Bonds (10.9%):
1,990,000 5.38%, 2/15/31 2,112,198
14,025,000 4.75%, 2/15/37 14,544,363
7,185,000 5.00%, 5/15/37 7,621,713
12,855,000 1.13%, 8/15/40 7,825,481
30,585,000 1.88%, 2/15/41 20,922,052
2,795,000 2.00%, 11/15/41 1,918,942
23,885,000 3.13%, 11/15/41 19,667,805
5,045,000 2.38%, 2/15/42 3,671,814
16,285,000 2.75%, 11/15/42 12,475,837
33,675,000 4.00%, 11/15/42 31,033,617
1,360,000 3.88%, 2/15/43 1,229,100
4,335,000 3.88%, 5/15/43 3,911,660
7,022,500 3.63%, 8/15/43 6,098,602
11,075,000 4.38%, 8/15/43 10,690,836
6,000,000 4.75%, 11/15/43 6,080,625
8,695,000 4.50%, 2/15/44 8,530,610
1,590,000 4.63%, 5/15/44 1,587,019
1,205,000 3.13%, 8/15/44 962,494
15,000 2.50%, 2/15/45 10,695
955,000 3.00%, 5/15/45 742,065
1,770,000 2.88%, 8/15/45 1,343,541
12,235,000 3.00%, 11/15/45 9,470,655
18,635,000 2.25%, 8/15/46 12,415,569
6,855,000 2.88%, 11/15/46 5,144,463
3,105,000 2.75%, 11/15/47 2,257,432
5,645,000 3.00%, 2/15/48 4,294,610
63,515,000 3.13%, 5/15/48(d) 49,382,913
4,055,000 3.38%, 11/15/48 3,293,420
3,935,000 3.00%, 2/15/49 2,980,763
125,000 2.88%, 5/15/49 92,324
19,355,000 1.38%, 8/15/50 9,901,292
2,954,000 1.63%, 11/15/50 1,616,392
13,650,000 2.38%, 5/15/51 8,987,672
1,102,000 1.88%, 11/15/51 639,504
1,054,000 2.25%, 2/15/52 671,266
18,188,000 2.88%, 5/15/52 13,328,394
5,054,000 3.00%, 8/15/52 3,801,556
1,052,000 3.63%, 2/15/53 894,858
9,083,000 3.63%, 5/15/53 7,730,485
3,870,000 4.13%, 8/15/53 3,603,937
14,779,000 4.75%, 11/15/53 15,280,100
1,216,000 4.25%, 2/15/54 1,158,050
2,641,000 4.63%, 5/15/54 2,677,726
322,604,450
U.S. Treasury Notes (16.4%):
59,785,000 3.88%, 1/15/26 58,888,225
56,089,000 4.00%, 2/15/26 55,326,540
39,515,000 4.88%, 4/30/26 39,576,742
5,340,000 4.63%, 9/15/26 5,334,159
9,760,000 4.63%, 10/15/26 9,750,850
9,923,000 4.63%, 11/15/26 9,919,899
4,752,000 4.38%, 12/15/26 4,725,270
21,220,000 4.25%, 3/15/27 21,050,903
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
$ 143,095,000 4.50%, 5/15/27 $ 142,916,131
55,825,000 4.63%, 6/15/27 55,990,731
11,147,000 4.63%, 4/30/29 11,275,887
9,300,000 4.25%, 6/30/29 9,262,219
5,545,000 4.00%, 10/31/29 5,450,562
998,000 3.88%, 11/30/29 974,921
3,087,000 3.75%, 5/31/30 2,990,049
882,000 4.00%, 7/31/30 865,187
895,000 4.63%, 9/30/30 907,726
2,637,000 3.75%, 12/31/30 2,547,589
10,598,000 4.00%, 1/31/31 10,384,384
2,729,000 4.25%, 2/28/31 2,713,223
19,060,000 4.13%, 3/31/31 18,809,838
1,201,000 4.63%, 4/30/31 1,220,516
5,435,000 4.25%, 6/30/31 5,404,428
5,910,000 4.38%, 5/15/34 5,911,847
482,197,826
Total U.S. Treasury Obligations (Cost $878,967,814) 804,802,276
Shares
Affiliated Investment Company (0.1%):
Money Market (0.1%):
2,931,560 BlackRock Liquidity FedFund, Institutional Class ,
5.17%
+
(c)(e) 2,931,560
Total Affiliated Investment Company (Cost $2,931,560) 2,931,560
Unaffiliated Investment Company (4.8%):
Money Markets (4.8%):
141,560,265 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(c) 141,560,265
Total Unaffiliated Investment Company (Cost $141,560,265) 141,560,265
Total Investment Securities
(Cost $3,271,620,451) — 105.2% 3,103,873,249
Net other assets (liabilities) — (5.2)% (153,495,524)
Net Assets — 100.0% $ 2,950,377,725

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
26
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
SOFR30A—Secured Overnight Financing Rate 30-day Average
TBA—To Be Announced Security
US0001M—1 Month US Dollar LIBOR
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $2,800,510.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30,
2024.
(c) The rate represents the effective yield at June 30, 2024.
(d) All or a portion of this security has been pledged as collateral for open derivative positions.
(e) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
Securities Sold Short (-1.4%):
At June 30, 2024, the Fund's securities sold short were as follows:
Security Description
Coupon
Rate Maturity Date Par Amount
Proceeds
Received Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA 2.00% 7/25/54 $ (19,817,512) $ (15,356,904) $ (15,470,045)
Federal National Mortgage Association, TBA 2.00% 7/25/39 (1,012,467) (893,670) (888,756)
Federal National Mortgage Association, TBA 1.50% 7/25/39 (953,290) (818,040) (812,978)
Federal National Mortgage Association, TBA 2.50% 7/25/54 (12,534,500) (10,176,72 4 ) (10,223,452)
Federal National Mortgage Association, TBA 3.50% 7/25/54 (775,945) (686,132) (686,226)
Federal National Mortgage Association, TBA 5.00% 7/25/54 (1,259,502) (1,215,223) (1,216,797)
Federal National Mortgage Association, TBA 6.00% 7/25/54 (7,995,200) (8,007,068) (8,017,686)
Government National Mortgage Association
Government National Mortgage Association, TBA 2.50% 7/20/54 (4,046,522) (3,415,281) (3,397,182)
$(40,569,042) $(40,713,122)
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Short Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds July Futures (U.S. Dollar) 7/31/24 397 $ (156,612,486) $ (584)
Euro-Bund September Futures (Euro) 9/6/24 64 (9,020,088) 30,249
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 601 (68,232,281) 555,047
$ 584,712
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
30-Day Federal Funds August Futures (U.S. Dollar) 8/30/24 376 $ 148,367,368 $ (583)
Euro OAT September Futures (Euro) 9/6/24 71 9,360,432 (4,312)
U.S. Treasury 10-Year Note September Futures (U.S. Dollar) 9/19/24 484 53,232,438 569,876
U.S. Treasury 2-Year Note October Futures (U.S. Dollar) 9/30/24 418 85,363,438 (12,719)
U.S. Treasury 30-Year Bond September Futures (U.S. Dollar) 9/19/24 26 3,076,125 41,650
U.S. Treasury 5-Year Note September Futures (U.S. Dollar) 9/30/24 993 105,832,078 362,522

AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
27
See accompanying notes to the financial statements.
Ultra Long Term U.S. Treasury Bond September Futures (U.S. Dollar) 9/19/24 18 $ 2,256,188 $ 45,532
$ 1,001,966
Total Net Futures Contracts $ 1,586,678
Forward Currency Contracts
At June 30, 2024, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
U.S. Dollar 87,625 European Euro 80,929 Bank National Paris 7/17/24 $ 895
U.S. Dollar 181,450 European Euro 168,541 Bank National Paris 9/18/24 271
U.S. Dollar 117,804 European Euro 109,459 TD Securities Int'l 9/18/24 138
$1,304
European Euro 141,801 U.S. Dollar 152,455 Standard Chartered Bank 7/17/24 (489)
Total Net Forward Currency Contracts $ 815
Balances Reported in the Statement of Assets and Liabilities for Forward Currency Contracts.
Unrealized Unrealized
Appreciation Depreciation
Forward currency contracts $ 1,304 $ (489)

AZL Enhanced Bond Index Fund
28
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 3,271,620,451
Investment securities, at value(a) $ 3,103,873,249
Interest and dividends receivable 22,397,436
Unrealized appreciation on forward currency contracts 1,304
Receivable for capital shares issued 1,308
Receivable for investments sold 34,022,594
Receivable for TBA investments sold 55,932,070
Receivable for variation margin on futures contracts 39,783
Prepaid expenses 8,016
Total Assets 3,216,275,760
Liabilities:
Unrealized depreciation on forward currency contracts 489
Payable for investments purchased 48,697,903
Payable for TBA investments purchased 171,683,741
Payable for capital shares redeemed 226,128
Payable for collateral received on loaned securities 2,931,560
Securities sold short (Proceeds received $40,569,042) 40,713,122
Management fees payable 850,498
Administration fees payable 75,025
Distribution fees payable 607,498
Custodian fees payable 22,548
Administrative and compliance services fees payable 5,048
Transfer agent fees payable 1,852
Trustee fees payable 11,010
Other accrued liabilities 71,613
Total Liabilities 265,898,035
Commitments and contingent liabilities^
Net Assets
$ 2,950,377,725
Net Assets Consist of:
Paid in capital $ 3,219,832,193
Total distributable earnings (269,454,468)
Net Assets
$ 2,950,377,725
Shares of beneficial interest (unlimited number of shares authorized, no par value) 302,249,805
Net Asset Value (offering and redemption price per share) $ 9.76
(a) Includes securities on loan of $2,800,510.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 66,397,635
Dividends 2,580,714
Income from securities lending 29,556
Total Investment Income 69,007,905
Expenses:
Management fees 5,162,443
Administration fees 449,605
Distribution fees 3,687,471
Custodian fees 40,805
Administrative and compliance services fees 16,959
Transfer agent fees 5,724
Trustee fees 67,517
Professional fees 88,922
Shareholder reports 6,042
Other expenses 37,455
Total expenses 9,562,943
Net Investment Income/(Loss)
59,444,962
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies (27,707,188)
Net realized gains/(losses) on forward currency contracts 131,318
Net realized gains/(losses) on futures contracts (4,518,523)
Net realized gains/(losses) on securities sold short 1,035,766
Change in net unrealized appreciation/depreciation on securities and foreign currencies (50,454,839)
Change in net unrealized appreciation/depreciation on forward currency contracts 274,096
Change in net unrealized appreciation/depreciation on futures contracts 1,378,800
Change in net unrealized appreciation/depreciation on securities sold short 1,679,774
Net realized and Change in net unrealized gains/losses on
investments
(78,180,796)
Change in Net Assets Resulting From Operations
$ (18,735,834)

AZL Enhanced Bond Index Fund
29
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 59,444,962 $ 111,038,047
Net realized gains/(losses) on investments (31,058,627) (95,422,759)
Change in unrealized appreciation/depreciation on investments (47,122,169) 123,584,564
Change in net assets resulting from operations (18,735,834) 139,199,852
Distributions to Shareholders:
Distributions — (49,043,492)
Change in net assets resulting from distributions to shareholders — (49,043,492)
Capital Transactions:
Proceeds from shares issued 51,627,290 987,667,727
Proceeds from shares issued in merger — 10,164,890
Proceeds from dividends reinvested — 49,043,492
Value of shares redeemed (109,642,101) (197,773,071)
Change in net assets resulting from capital transactions (58,014,811) 849,103,038
Change in net assets (76,750,645) 939,259,398
Net Assets:
Beginning of period 3,027,128,370 2,087,868,972
End of period $ 2,950,377,725 $ 3,027,128,370
Share Transactions:
Shares issued 5,403,613 102,500,039
Shares issued in merger — 1,056,536
Dividends reinvested — 5,395,324
Shares redeemed (11,385,844) (20,936,967)
Change in shares (5,982,231) 88,014,932
Amounts shown as “—” are either $0 or round to less than $1.

AZL Enhanced Bond Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
30
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$9.82 $9.48 $11.17 $11.78 $11.21 $10.59
Investment Activities:
Net Investment Income/(Loss)(a) 0.19  0.38  0.20  0.09  0.17  0.25
Net Realized and Unrealized Gains/
(Losses) on Investments (0.25) 0.12  (1.73) (0.32) 0.67  0.64
Total from Investment Activities (0.06) 0.50  (1.53) (0.23) 0.84  0.89
Distributions to Shareholders From:
Net Investment Income —  (0.16) (0.15) (0.09) (0.27) (0.27)
Net Realized Gains —  —  (0.01) (0.29) —  —
Total Dividends —  (0.16) (0.16) (0.38) (0.27) (0.27)
Net Asset Value, End of Period
$9.76 $9.82 $9.48 $11.17 $11.78 $11.21
Total Return
(b) (0.61)%(c) 5.39% (13.68)% (1.94)% 7.53% 8.38%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $2,950,378 $3,027,128 $2,087,869 $2,689,733 $2,081,430 $2,239,557
Net Investment Income/(Loss)(d) 4.03% 3.93% 2.03% 0.80% 1.45% 2.28%
Expenses Before Reductions(d)(e) 0.65% 0.65% 0.64% 0.66% 0.66% 0.65%
Expenses Net of Reductions(d) 0.65% 0.65% 0.64% 0.66% 0.66% 0.65%
Portfolio Turnover Rate 59%(c) 105% 133% 137% 140% 119%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
31
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Enhanced Bond
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
32
payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $2,852 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $2,931,560 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2024, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
33
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund participated in the following cross-trade transactions:
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Forward Currency Contracts
During the period ended June 30, 2024, the Fund entered into forward currency contracts in connections with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $0.7 million and the monthly average notional amount for short contracts was $15.4 million. Realized gains and losses are reported as “Net realized gains/(losses) on forward currency contracts” on the Statement of Operations.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $305.4 million, and the monthly average notional amount for short contracts was $78.3 million. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
Purchases
Sales
Realized Gains/
(Losses)
AZL Enhanced Bond Index Fund $80,417 $— $—
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Interest Rate Risk
– 1,604,876
–
– (18,198)
Futures Contracts Receivable for variation margin on futures contracts* $1,604,876 Payable for variation margin on futures contracts* $ 18,198
Foreign Exchange Risk
– 1,304
–
– (489)
Forward Currency Contracts Unrealized appreciation on forward currency contracts $ 1,304 Unrealized depreciation on forward currency contracts 489
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Interest Rate Risk
4,518,523 (1,378,800)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$(4,518,523) $1,378,800

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
34
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June
30, 2024. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of
Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June
30, 2024.
As of June 30, 2024, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of
June 30, 2024:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of
June 30, 2024:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.14% of the first $100 million of the Fund’s net assets, 0.09% of the next $200 million of the Fund’s net assets and
0.05% of the Fund’s net assets over $300 million.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Foreign Exchange Risk
– (131,318) (274,096)
Forward Currency Contracts Net realized gains/(losses) on forward currency contracts/ Change in net unrealized appreciation/depreciation on forward currency contracts
$131,318 $274,096
Assets Liabilities
Derivative Financial Instruments:
Forward Currency Contracts $1,304 $489
Futures Contracts 39,783 —
Total derivative assets and liabilities in the Statement of Assets and Liabilities 41,087 489
Derivatives not subject to a master netting agreement or similar agreement ("MNA") (39,783) —
Total derivative assets and liabilities subject to a MNA $1,304 $489
Counterparty
Derivative Assets Subject to
an MNA by Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Received*
Cash Collateral
Received*
Net Amount of
Derivative Assets
Bank National Paris $1,166 $— $— $— $1,166
TD Securities Int’l 138 — — — 138
Total $1,304 $— $— $— $1,304
Counterparty
Derivative Liabilities Subject
to a MNA by Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged* Cash Collateral Pledged*
Net Amount of
Derivative Liabilities
Standard Chartered Bank $489 $— $— $— $489
Total $489 $— $— $— $489
Annual Rate* Annual Expense Limit
AZL Enhanced Bond Index Fund 0.35% 0.70%

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
35
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
36
Forward currency contracts are generally valued at the forward foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Investment Securities: Level 1 Level 2 Level 3 Total
Asset Backed Securities $ — $ 180,041,925 $ — $ 180,041,925
Collateralized Mortgage Obligations — 207,957,916 — 207,957,916
Corporate Bonds
+
— 701,596,106 — 701,596,106
Foreign Bonds
+
— 241,632 — 241,632
Yankee Debt Obligations
+
— 85,577,445 — 85,577,445
Municipal Bonds — 12,621,121 — 12,621,121
U.S. Government Agency Mortgages — 966,543,003 — 966,543,003
U.S. Treasury Obligations — 804,802,276 — 804,802,276
Affiliated Investment Company 2,931,560 — — 2,931,560
Unaffiliated Investment Company 141,560,265 — — 141,560,265
Total Investment Securities 144,491,825 2,959,381,424 — 3,103,873,249
Securities Sold Short — (40,713,122) — (40,713,122)
Other Financial Instruments:
*
Futures Contracts 1,586,767 — — 1,586,767
Forward Currency Contracts — 815 — 815
Total Investments $146,078,592 $2,918,669,117 $— $3,064,747,709
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts and forward currency contracts.  These investments are generally presented in the financial statements at variation margin for futures contracts or at unrealized gain or loss on forward currency contracts.
Purchases Sales
AZL Enhanced Bond Index Fund $1,700,730,051 $1,784,979,475
Purchases Sales
AZL Enhanced Bond Index Fund $698,497,573 $727,620,382

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
37
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $3,208,007,937. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
Unrealized appreciation $31,936,919
Unrealized (depreciation) (155,263,375)
Net unrealized appreciation/(depreciation) $(123,326,456)
Short-Term
Amount
Long-Term
Amount Total
AZL Enhanced Bond Index Fund $ 75,955,140 $ 156,877,267 $ 232,832,407

AZL Enhanced Bond Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
38
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had no shareholder accounts which are affiliated with the Manager representing ownership in excess of 25% of the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL DFA Five-Year Global Fixed Income Fund (“AZL DFA Five-Year Fund”), an
open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 1,217,405 shares of the AZL DFA Five-Year Fund outstanding as of close of business March 10, 2023, valued at $10,164,890 for 1,056,536 shares of the Fund.
At the close of business March 10, 2023, the AZL DFA Five-Year Fund’s investment holdings had a fair value of $9,967,081 and identified cost of $9,967,081. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL DFA
Five-Year Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the AZL DFA Five-Year Fund as compared to those of the Fund.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Enhanced Bond Index Fund $49,043,492 $— $49,043,492
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Enhanced Bond Index Fund $108,645,311 $— $(232,832,407) $(123,590,930) $(247,778,026)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, straddles and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management
Multi-Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Fidelity Instiutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (42.3%):
Aerospace & Defense (0.9%):
33,106 Howmet Aerospace, Inc. $ 2,570,019
9,950 Lockheed Martin Corp. 4,647,645
8,534 Northrop Grumman Corp. 3,720,397
32,366 Textron, Inc. 2,778,945
13,717,006
Automobiles (0.4%):
189,163 Ford Motor Co. 2,372,104
20,841 Tesla, Inc.* 4,124,017
6,496,121
Banks (1.3%):
182,970 Bank of America Corp. 7,276,717
57,485 JPMorgan Chase & Co. 11,626,916
1,596 Wells Fargo & Co. 94,786
18,998,419
Beverages (0.3%):
2,998 Boston Beer Co., Inc. (The), Class A* 914,540
60,803 Coca-Cola Co. (The) 3,870,111
1,281 PepsiCo, Inc. 211,275
4,995,926
Biotechnology (1.6%):
34,975 AbbVie, Inc. 5,998,912
29,542 Alkermes plc* 711,962
7,214 Amgen, Inc. 2,254,014
8,744 Biogen, Inc.* 2,027,034
143,843 Exelixis, Inc.* 3,232,152
66,151 Gilead Sciences, Inc. 4,538,620
8,061 Halozyme Therapeutics, Inc.* 422,074
57,836 Incyte Corp.* 3,506,019
8,637 Neurocrine Biosciences, Inc.* 1,189,056
23,879,843
Broadline Retail (1.7%):
134,639 Amazon.com, Inc.* 26,018,987
Building Products (0.3%):
17,551 Owens Corning 3,048,960
2,281 Trane Technologies plc 750,289
3,799,249
Capital Markets (1.0%):
6,639 Ameriprise Financial, Inc. 2,836,114
27,162 Bank of New York Mellon Corp. (The) 1,626,732
1,755 BlackRock, Inc., Class A 1,381,747
14,231 CME Group, Inc. 2,797,815
4,118 Goldman Sachs Group, Inc. (The) 1,862,654
3,398 LPL Financial Holdings, Inc. 949,061
10,230 Morgan Stanley 994,254
12,100 Robinhood Markets, Inc., Class A* 274,791
18,634 T. Rowe Price Group, Inc. 2,148,686
4,886 Tradeweb Markets, Inc., Class A 517,916
15,389,770
Chemicals (0.4%):
17,142 Ecolab, Inc. 4,079,796
2,351 Linde plc 1,031,642
3,364 Olin Corp. 158,613
Shares Value
Common Stocks, continued
Chemicals, continued
1,141 Sherwin-Williams Co. (The) $ 340,509
5,610,560
Commercial Services & Supplies (0.6%):
3,998 Cintas Corp. 2,799,640
11,539 Republic Services, Inc. 2,242,489
20,267 Waste Management, Inc. 4,323,762
9,365,891
Communications Equipment (0.1%):
1,771 Arista Networks, Inc.* 620,700
31,534 Cisco Systems, Inc. 1,498,180
2,118,880
Construction Materials (0.1%):
5,223 Vulcan Materials Co. 1,298,856
Consumer Finance (0.3%):
21,974 American Express Co. 5,088,080
Consumer Staples Distribution & Retail (0.8%):
6,855 Costco Wholesale Corp. 5,826,681
16,011 Kroger Co. (The) 799,429
90,498 Walmart, Inc. 6,127,620
12,753,730
Diversified Telecommunication Services (0.6%):
281,001 AT&T, Inc. 5,369,929
75,100 Verizon Communications, Inc. 3,097,124
8,467,053
Electric Utilities (0.4%):
64,193 NextEra Energy, Inc. 4,545,506
13,365 Otter Tail Corp. 1,170,641
7,817 Xcel Energy, Inc. 417,506
6,133,653
Electrical Equipment (0.6%):
521 AMETEK, Inc. 86,856
13,721 Eaton Corp. plc 4,302,219
35,741 Emerson Electric Co. 3,937,229
8,326,304
Electronic Equipment, Instruments & Components (0.1%):
5,371 Itron, Inc.* 531,514
26,675 Trimble, Inc.* 1,491,666
2,023,180
Entertainment (0.7%):
12,796 Electronic Arts, Inc. 1,782,866
7,385 Netflix, Inc.* 4,983,989
70,886 Playtika Holding Corp. 557,873
6,492 Spotify Technology SA* 2,037,125
7,329 Walt Disney Co. (The) 727,696
10,089,549
Financial Services (1.9%):
33,383 Berkshire Hathaway, Inc., Class B* 13,580,204
12,920 Block, Inc.* 833,211
1,490 Jackson Financial, Inc., Class A 110,647

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Financial Services, continued
18,804 Mastercard, Inc., Class A $ 8,295,573
65,486 PayPal Holdings, Inc.* 3,800,153
10,790 Visa, Inc., Class A 2,832,051
29,451,839
Gas Utilities (0.0%
†
):
8,082 UGI Corp. 185,078
Ground Transportation (0.9%):
121,039 CSX Corp. 4,048,754
853 Norfolk Southern Corp. 183,131
61,743 Uber Technologies, Inc.* 4,487,481
22,842 Union Pacific Corp. 5,168,231
13,887,597
Health Care Equipment & Supplies (0.5%):
16,958 Becton Dickinson & Co. 3,963,254
18,515 Edwards Lifesciences Corp.* 1,710,231
27,989 Hologic, Inc.* 2,078,183
25 IDEXX Laboratories, Inc.* 12,180
7,763,848
Health Care Providers & Services (1.2%):
29,704 Centene Corp.* 1,969,375
13,532 Cigna Group (The) 4,473,273
9,305 Elevance Health, Inc. 5,042,007
10,371 Solventum Corp.* 548,419
13,333 UnitedHealth Group, Inc. 6,789,964
18,823,038
Hotels, Restaurants & Leisure (0.7%):
40,242 Chipotle Mexican Grill, Inc.* 2,521,161
158,276 International Game Technology plc 3,238,327
3,248 Light & Wonder, Inc.* 340,650
11,346 McDonald's Corp. 2,891,415
21,067 MGM Resorts International* 936,218
9,927,771
Household Durables (0.1%):
1,447 Taylor Morrison Home Corp.* 80,222
15,541 Toll Brothers, Inc. 1,790,012
1,870,234
Household Products (0.6%):
23,665 Colgate-Palmolive Co. 2,296,452
40,576 Procter & Gamble Co. (The) 6,691,794
8,988,246
Independent Power and Renewable Electricity Producers
(0.1%):
55,773 AES Corp. (The) 979,932
4,646 Vistra Corp. 399,463
1,379,395
Insurance (0.8%):
1,886 Allstate Corp. (The) 301,119
6,103 Aon plc, Class A 1,791,719
10,966 Globe Life, Inc. 902,283
8,106 Marsh & McLennan Cos., Inc. 1,708,096
22,352 Progressive Corp. (The) 4,642,734
445 Travelers Cos., Inc. (The) 90,486
Shares Value
Common Stocks, continued
Insurance, continued
27,492 Unum Group $ 1,405,116
5,350 Willis Towers Watson plc 1,402,449
12,244,002
Interactive Media & Services (3.2%):
82,527 Alphabet, Inc., Class A 15,032,293
80,502 Alphabet, Inc., Class C 14,765,677
37,634 Meta Platforms, Inc., Class A 18,975,815
48,773,785
IT Services (0.1%):
16,808 Twilio, Inc., Class A* 954,862
3,025 Wix.com, Ltd.* 481,187
1,436,049
Life Sciences Tools & Services (0.2%):
2,706 Medpace Holdings, Inc.* 1,114,466
2,714 Thermo Fisher Scientific, Inc. 1,500,842
2,615,308
Machinery (0.5%):
16,371 Caterpillar, Inc. 5,453,180
22,354 PACCAR, Inc. 2,301,121
7,754,301
Media (0.4%):
136,621 Comcast Corp., Class A 5,350,078
Metals & Mining (0.4%):
20,904 Nucor Corp. 3,304,504
15,073 Steel Dynamics, Inc. 1,951,954
5,256,458
Oil, Gas & Consumable Fuels (1.3%):
4,115 Chevron Corp. 643,668
18,133 ConocoPhillips 2,074,053
55,983 Devon Energy Corp. 2,653,594
32,649 EOG Resources, Inc. 4,109,530
92,067 Exxon Mobil Corp. 10,598,753
4,011 Sanchez Energy Corp.(a)(b) 334,537
20,414,135
Passenger Airlines (0.1%):
11,178 SkyWest, Inc.* 917,378
Pharmaceuticals (1.8%):
105,395 Bristol-Myers Squibb Co. 4,377,054
7,258 Eli Lilly & Co. 6,571,248
26,964 Johnson & Johnson 3,941,058
61,101 Merck & Co., Inc. 7,564,304
195,275 Pfizer, Inc. 5,463,795
27,917,459
Professional Services (0.4%):
3,760 CACI International, Inc., Class A* 1,617,289
14,198 Leidos Holdings, Inc. 2,071,204
48,492 SS&C Technologies Holdings, Inc. 3,038,994
6,727,487

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Residential REITs (0.0%
†
):
13,789 Invitation Homes, Inc. $ 494,887
Semiconductors & Semiconductor Equipment (5.3%):
2,197 Advanced Micro Devices, Inc.* 356,375
26,415 Applied Materials, Inc. 6,233,676
8,208 Broadcom, Inc. 13,178,190
5,337 Cirrus Logic, Inc.* 681,322
137,108 Intel Corp. 4,246,235
3,640 KLA Corp. 3,001,216
6,556 Micron Technology, Inc. 862,311
372,860 NVIDIA Corp. 46,063,124
31,773 QUALCOMM, Inc. 6,328,546
80,950,995
Software (4.9%):
12,742 Adobe, Inc.* 7,078,691
6,483 Alarm.com Holdings, Inc.* 411,930
24,574 DocuSign, Inc.* 1,314,709
153,578 Dropbox, Inc., Class A* 3,450,897
18,712 Gen Digital, Inc. 467,426
19,613 Gitlab, Inc., Class A* 975,158
99,235 Microsoft Corp. 44,353,083
35,262 Pegasystems, Inc. 2,134,409
13,694 RingCentral, Inc., Class A* 386,171
26,747 Salesforce, Inc. 6,876,654
19,378 Smartsheet, Inc., Class A* 854,182
79,791 Teradata Corp.* 2,757,577
56,027 Zoom Video Communications, Inc., Class A* 3,316,238
74,377,125
Specialized REITs (0.5%):
33,269 Crown Castle, Inc. 3,250,382
13,208 Public Storage 3,799,281
7,049,663
Specialty Retail (1.2%):
8,163 Abercrombie & Fitch Co.* 1,451,708
28,011 Carvana Co.* 3,605,576
58,398 Gap, Inc. (The) 1,395,128
23,120 Home Depot, Inc. (The) 7,958,829
1 Party City Holdco, Inc.*(b) —
21,876 Ross Stores, Inc. 3,179,020
8,799 TJX Cos., Inc. (The) 968,770
18,559,031
Technology Hardware, Storage & Peripherals (3.0%):
218,620 Apple, Inc. 46,045,744
Tobacco (0.0%
†
):
4,113 Philip Morris International, Inc. 416,770
Trading Companies & Distributors (0.0%
†
):
1,203 Applied Industrial Technologies, Inc. 233,382
Total Common Stocks (Cost $484,701,204) 644,382,140
Contracts
Warrants (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
63 California Resources Corp., 10/27/24* 1,124
Contracts Value
Warrants, continued
Oil, Gas & Consumable Fuels, continued
2,121 Occidental Petroleum Corp., 8/3/27* $ 87,300
88,424
Total Warrants (Cost $20,366) 88,424
Principal Amount
Asset Backed Securities (0.6%):
$ 395,000 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(a) 394,866
436,000 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(a) 435,986
553,651 AASET Trust, Class A, Series 2021-1A, 2.95%,
11/16/41(a) 498,255
138,939 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(a) 83,363
26,482 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(a) 24,823
95,620 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(a) 87,800
165,431 AASET Trust, Class A, Series 2019-2, 3.38%,
10/16/39(a) 157,274
1,153,311 AASET Trust, Class A, Series 2021-2A, 2.80%,
1/15/47(a) 991,557
161,438 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(a) 117,685
313,731 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(a)(c) 310,326
859,711 Blackbird Capital II Aircraft Lease, Ltd., Class A,
Series 2021-1A, 2.44%, 7/15/46, Callable 7/15/28
@ 100(a) 769,231
61,513 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(a) 57,861
100,792 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(a) 95,553
184,692 Castlelake Aircraft Structured Trust, Class A, Series
2019-1A, 3.97%, 4/15/39(a) 166,397
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(a) 127,165
345,000 DB Master Finance LLC, Class A2II, Series 2017-1A,
4.03%, 11/20/47, Callable 8/20/24 @ 100(a) 326,929
161,698 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(a) 146,817
148,416 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(a) 135,744
250,000 PK Alift Loan Funding 3 LP, Class A1, Series 2024-1,
5.84%, 9/15/39(a) 249,997
543,490 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(a) 476,822
605,073 Planet Fitness Master Issuer LLC, Class A2I, Series
2022-1A, 3.25%, 12/5/51, Callable 12/5/24 @
100(a) 567,888
210,100 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(a) 192,709
179,347 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(a) 162,405
177,859 Sapphire Aviation Finance II, Ltd., Class A, Series
2020-1A, 3.23%, 3/15/40(a) 163,211

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Principal Amount Value
Asset Backed Securities, continued
$ 507,000 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(a) $ 516,090
578,000 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(a) 585,616
972,000 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(a) 980,641
35,836 Thunderbolt Aircraft Lease, Ltd., Class A, Series
2017-A, 6.21%, 5/17/32(a)(c) 35,329
242,298 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(a)(c) 218,097
246,267 Thunderbolt III Aircraft Lease, Ltd., Class A, Series
2019-1, 3.67%, 11/15/39(a) 215,777
Total Asset Backed Securities (Cost $10,011,213) 9,292,214
Collateralized Mortgage Obligations (5.6%):
523,000 Aimco CLO 11, Ltd., Class AR, Series 2020-11A,
6.71%(TSFR3M+139bps), 10/17/34, Callable
7/17/24 @ 100(a) 523,943
387,000 Aimco CLO 14, Ltd., Class A, Series 2021-14A,
6.58%(TSFR3M+125bps), 4/20/34, Callable
7/20/24 @ 100(a) 387,590
250,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.73%(TSFR3M+140bps), 7/20/34, Callable
7/20/24 @ 100(a) 250,111
2,812,000 Allegro CLO XIV, Ltd., Class A1, Series 2021-2A,
6.75%(TSFR3M+142bps), 10/15/34, Callable
7/15/24 @ 100(a) 2,813,753
624,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.82%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(a) 624,818
707,000 Ares LIV CLO, Ltd., Class AR, Series 2019-54A,
6.60%(TSFR3M+127bps), 10/15/32, Callable
10/15/24 @ 100(a) 707,247
637,000 Ares Loan Funding V, Ltd., Class A1, Series
2024-ALF5A, 6.82%(TSFR3M+150bps), 7/25/37,
Callable 7/25/26 @ 100(a) 637,175
853,000 Ares LV CLO, Ltd., Class A1R, Series 2020-55A,
6.72%(TSFR3M+139bps), 7/15/34, Callable
7/15/24 @ 100(a) 854,152
660,000 Ares XLI CLO, Ltd., Class AR2, Series 2016-41A,
6.66%(TSFR3M+133bps), 4/15/34, Callable
7/15/24 @ 100(a) 660,000
177,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(a) 164,734
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.48%(TSFR1M+215bps),
1/15/39(a) 98,357
105,000 BAMLL Commercial Mortgage Securities Trust, Class
B, Series 2022-DKLX, 6.88%(TSFR1M+155bps),
1/15/39(a) 103,508
555,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.48%(TSFR1M+115bps),
1/15/39(a) 549,700
30,000 BANK, Class A5, Series 2019-BN21, 2.85%,
10/17/52, Callable 10/15/29 @ 100 26,320
288,019 Barings CLO, Ltd., Class A, Series 2020-4A,
6.81%(TSFR3M+148bps), 1/20/32, Callable
7/20/24 @ 100(a) 288,417
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 786,000 Barings CLO, Ltd., Class AR, Series 2020-1A,
6.74%(TSFR3M+141bps), 10/15/36, Callable
7/15/24 @ 100(a) $ 786,291
417,000 Beechwood Park CLO, Ltd., Class A1R, Series 2019-
1A, 6.62%(TSFR3M+130bps), 1/17/35, Callable
7/17/24 @ 100(a) 417,152
34,000 Benchmark Mortgage Trust, Class A5, Series 2018-
B4, 4.12%, 7/15/51, Callable 7/15/28 @ 100(c) 32,370
1,139,000 Bethpage Park CLO, Ltd., Class A, Series 2021-1A,
6.72%(TSFR3M+139bps), 1/15/35, Callable
7/15/24 @ 100(a) 1,140,899
338,000 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 6.67%(TSFR1M+134bps), 3/15/41(a) 335,491
433,000 BMP, Class A, Series 2024-MF23,
6.70%(TSFR1M+137bps), 6/15/41(a) 430,015
214,000 BMP, Class B, Series 2024-MF23,
6.97%(TSFR1M+164bps), 6/15/41(a) 212,350
151,000 BMP, Class C, Series 2024-MF23,
7.17%(TSFR1M+184bps), 6/15/41(a) 149,840
1,835,000 BPR Trust, Class A, Series 2022-OANA,
7.23%(TSFR1M+190bps), 4/15/37(a) 1,834,889
488,000 BPR Trust, Class B, Series 2022-OANA,
7.78%(TSFR1M+245bps), 4/15/37(a) 487,332
167,821 Bristol Park CLO, Ltd., Class AR, Series 2016-1A,
6.58%(TSFR3M+125bps), 4/15/29, Callable
7/15/24 @ 100(a) 168,012
525,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.09%(TSFR1M+176bps), 12/9/40(a) 524,402
98,496 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 7.12%(TSFR1M+179bps), 2/15/39(a) 97,820
100,000 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.97%(TSFR1M+264bps), 12/9/40(a) 99,728
116,000 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.52%(TSFR1M+219bps), 12/9/40(a) 115,685
172,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.68%(TSFR1M+135bps), 4/15/34(a) 168,775
119,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.28%(TSFR1M+195bps), 4/15/34(a) 115,730
113,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.98%(TSFR1M+165bps), 4/15/34(a) 110,171
773,191 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.77%(TSFR1M+144bps), 2/15/39(a) 770,368
1,766,446 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 6.72%(TSFR1M+139bps), 3/15/41(a) 1,756,228
302,080 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 7.02%(TSFR1M+169bps), 3/15/41(a) 298,267
332,897 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.89%(TSFR1M+156bps), 2/15/39(a) 328,359
332,897 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.64%(TSFR1M+131bps), 2/15/39(a) 328,511
1,105,441 BX Commercial Mortgage Trust, Class A, Series
2022-LP2, 6.34%(TSFR1M+101bps), 2/15/39(a) 1,092,994
400,855 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 7.27%(TSFR1M+194bps), 3/15/41(a) 394,046
332,897 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.29%(TSFR1M+196bps), 2/15/39(a) 327,894
2,362,904 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.38%(TSFR1M+105bps), 4/15/34(a) 2,336,339
1,012,000 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 6.97%(TSFR1M+164bps), 5/15/41(a) 1,011,559

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 4,383,689 BX Commercial Mortgage Trust 2021-SOAR, Class
A, Series 2021-SOAR, 6.11%(TSFR1M+78bps),
6/15/38(a) $ 4,329,263
730,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.39%(TSFR1M+206bps), 10/15/36(a) 711,743
210,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.74%(TSFR1M+141bps), 10/15/36(a) 204,093
216,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.54%(TSFR1M+121bps), 10/15/36(a) 210,458
162,000 BX Mortgage Trust, Class B, Series 2021-PAC,
6.34%(TSFR1M+101bps), 10/15/36(a) 158,454
2,708,000 BX Mortgage Trust, Class A, Series 2021-PAC,
6.13%(TSFR1M+80bps), 10/15/36(a) 2,667,136
154,004 BX Trust, Class C, Series 2024-CNYN,
7.27%(TSFR1M+194bps), 4/15/29(a) 153,238
84,461 BX Trust, Class C, Series 2022-IND,
7.62%(TSFR1M+229bps), 4/15/37(a) 84,179
70,385 BX Trust, Class D, Series 2022-IND,
8.17%(TSFR1M+284bps), 4/15/37(a) 70,149
732,000 BX Trust, Class A, Series 2022-IND A,
6.82%(TSFR1M+149bps), 4/15/37(a) 728,784
465,125 BX Trust, Class A, Series 2022-GPA,
7.49%(TSFR1M+217bps), 8/15/39(a) 465,319
373,408 BX Trust, Class B, Series 2022-IND,
7.27%(TSFR1M+194bps), 4/15/37(a) 371,960
184,805 BX Trust, Class B, Series 2024-CNYN,
7.02%(TSFR1M+169bps), 4/15/29(a) 183,650
1,161,492 BX Trust, Class A, Series 2024-CNYN,
6.77%(TSFR1M+144bps), 4/15/29(a) 1,153,719
738,000 CARLYLE US CLO, Ltd., Class AIR, Series
2021-11A(TSFR3M+141bps), 7/25/37(a) 738,000
15,108,151 Cedar Funding V CLO, Ltd., Class A1R, Series 2016-
5A, 6.68%(TSFR3M+136bps), 7/17/31, Callable
7/17/24 @ 100(a) 15,118,248
235,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.64%(TSFR3M+131bps), 4/20/34, Callable
7/20/24 @ 100(a) 235,409
643,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.69%(TSFR3M+136bps), 10/20/32, Callable
7/20/24 @ 100(a) 643,662
485,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.72%(TSFR3M+139bps), 10/25/34,
Callable 7/25/24 @ 100(a) 486,234
942,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.64%(TSFR3M+132bps), 4/20/35, Callable
7/20/24 @ 100(a) 943,701
791,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.76%(TSFR3M+143bps), 10/20/34, Callable
7/20/24 @ 100(a) 791,818
410,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.90%(TSFR3M+157bps), 1/20/34, Callable
7/20/24 @ 100(a) 410,351
310,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.79%(TSFR3M+146bps), 4/20/34, Callable
7/20/24 @ 100(a) 310,296
802,084 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 758,313
860,000 CSMC Trust, Class D, Series 2017-PFHP,
7.63%(TSFR1M+230bps), 12/15/30(a) 790,787
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 527,000 Dryden 76 CLO, Ltd., Class A1R, Series 2019-76A,
6.74%(TSFR3M+141bps), 10/20/34, Callable
7/20/24 @ 100(a) $ 527,308
586,000 Dryden 85 CLO, Ltd., Class AIR2, Series
2020-85A(TSFR3M+138bps), 7/15/37(a) 586,000
1,019,000 Dryden 85 CLO, Ltd., Class AR, Series 2020-85A,
6.74%(TSFR3M+141bps), 10/15/35, Callable
7/15/24 @ 100(a) 1,020,974
670,000 Dryden 90 CLO, Ltd., Class A1A, Series 2021-90A,
6.72%(TSFR3M+139bps), 2/20/35, Callable
8/20/24 @ 100(a) 670,397
157,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(a)(c) 156,783
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.84%(TSFR3M+151bps), 1/15/34, Callable
7/15/24 @ 100(a) 250,107
930,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.74%(TSFR3M+141bps), 1/15/35, Callable
7/15/24 @ 100(a) 930,457
594,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
6.84%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(a) 593,218
1,467,292 ELP Commercial Mortgage Trust, Class A, Series
2021-ELP, 6.14%(TSFR1M+82bps), 11/15/38(a) 1,450,004
408,507 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.69%(TSFR1M+236bps), 7/15/38(a) 407,675
485,670 Extended Stay America Trust, Class A, Series 2021-
ESH, 6.52%(TSFR1M+119bps), 7/15/38(a) 483,820
276,877 Extended Stay America Trust, Class B, Series 2021-
ESH, 6.82%(TSFR1M+149bps), 7/15/38(a) 275,665
204,254 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.14%(TSFR1M+181bps), 7/15/38(a) 203,599
250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.70%(TSFR3M+137bps), 7/19/34, Callable
7/19/24 @ 100(a) 250,633
100,000 GS Mortgage Securities Corp. Trust, Class C, Series
2021-IP, 6.99%(TSFR1M+166bps), 10/15/36(a) 96,572
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.59%(TSFR1M+126bps), 10/15/36(a) 97,693
643,000 GS Mortgage Securities Corp. Trust, Class A, Series
2021-IP, 6.39%(TSFR1M+106bps), 10/15/36(a) 634,994
800,000 INTOWN Mortgage Trust, Class A, Series 2022-
STAY, 7.82%(TSFR1M+249bps), 8/15/39, Callable
8/15/24 @ 100(a) 800,912
556,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.72%(TSFR3M+139bps), 10/22/34, Callable
7/22/24 @ 100(a) 557,280
488,000 Invesco US CLO, Ltd., Class A, Series 2024-3A,
6.83%(TSFR3M+151bps), 7/20/37, Callable
7/20/26 @ 100(a) 489,225
41,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(a) 34,708
64,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(a) 52,043
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.54%(TSFR1M+121bps), 3/15/38(a) 95,722
280,147 Life Mortgage Trust, Class A, Series 2021-BMR,
6.14%(TSFR1M+81bps), 3/15/38(a) 275,084

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 1,420,000 Life Mortgage Trust, Class A1, Series 2022-BMR2,
6.62%(TSFR1M+130bps), 5/15/39, Callable
5/15/25 @ 100(a) $ 1,394,572
855,000 Life Mortgage Trust, Class B, Series 2022-BMR2,
7.12%(TSFR1M+179bps), 5/15/39, Callable
5/15/25 @ 100(a) 832,666
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.19%(TSFR1M+186bps), 3/15/38(a) 94,496
426,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.87%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(a) 404,871
98,297 Life Mortgage Trust, Class B, Series 2021-BMR,
6.32%(TSFR1M+99bps), 3/15/38(a) 95,969
479,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.42%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(a) 464,933
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.84%(TSFR1M+151bps), 3/15/38(a) 95,479
320,000 Madison Park Funding L, Ltd., Class A, Series 2021-
50A, 6.73%(TSFR3M+140bps), 4/19/34, Callable
7/19/24 @ 100(a) 320,711
910,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.69%(TSFR3M+136bps), 1/22/35,
Callable 7/22/24 @ 100(a) 909,189
379,000 Madison Park Funding XIX, Ltd., Class AR3, Series
2015-19A, 6.92%(TSFR3M+160bps), 1/22/37,
Callable 1/22/26 @ 100(a) 380,117
250,000 Madison Park Funding XLV, Ltd., Class AR, Series
2020-45A, 6.71%(TSFR3M+138bps), 7/15/34,
Callable 7/15/24 @ 100(a) 250,150
250,000 Magnetite XXI, Ltd., Class AR, Series 2019-21A,
6.61%(TSFR3M+128bps), 4/20/34, Callable
7/20/24 @ 100(a) 250,527
652,612 Magnetite XXIX, Ltd., Class A, Series 2021-29A,
6.58%(TSFR3M+125bps), 1/15/34, Callable
7/15/24 @ 100(a) 653,179
250,000 Magnetite XXVII, Ltd., Class AR, Series 2020-27A,
6.73%(TSFR3M+140bps), 10/20/34, Callable
7/20/24 @ 100(a) 250,125
968,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.72%(TSFR3M+139bps), 10/25/34, Callable
7/25/24 @ 100(a) 969,523
218,108 MHC Commercial Mortgage Trust, Class A, Series
2021-MHC, 6.24%(TSFR1M+92bps), 4/15/38(a) 216,327
228,214 Milos CLO, Ltd., Class AR, Series 2017-1A,
6.66%(TSFR3M+133bps), 10/20/30, Callable
7/20/24 @ 100(a) 228,318
385,000 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(a) 363,711
53,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(a)(c) 49,168
56,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(a) 53,409
132,000 Morgan Stanley Capital I Trust, Class A4, Series
2018-H4, 4.31%, 12/15/51, Callable 1/15/29 @ 100 126,264
419,831 OPEN Trust, Class A, Series 2023-AIR,
8.42%(TSFR1M+309bps), 10/15/28(a) 424,559
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 252,801 OPEN Trust, Class B, Series 2023-AIR,
9.17%(TSFR1M+384bps), 10/15/28(a) $ 253,438
326,000 Peace Park CLO, Ltd., Class A, Series 2021-1A,
6.72%(TSFR3M+139bps), 10/20/34, Callable
7/20/24 @ 100(a) 326,399
333,000 Rockland Park CLO, Ltd., Class A, Series 2021-1A,
6.71%(TSFR3M+138bps), 4/20/34, Callable
7/20/24 @ 100(a) 333,408
130,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.98%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(a) 123,237
250,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.33%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(a) 239,841
226,777 SREIT Trust, Class D, Series 2021-MFP,
7.02%(TSFR1M+169bps), 11/15/38(a) 223,369
344,471 SREIT Trust, Class C, Series 2021-MFP,
6.77%(TSFR1M+144bps), 11/15/38(a) 339,285
554,980 SREIT Trust, Class B, Series 2021-MFP,
6.52%(TSFR1M+119bps), 11/15/38(a) 546,614
969,302 SREIT Trust, Class A, Series 2021-MFP,
6.17%(TSFR1M+85bps), 11/15/38(a) 960,262
342,656 Symphony CLO XIX, Ltd., Class A, Series 2018-19A,
6.55%(TSFR3M+122bps), 4/16/31, Callable
7/16/24 @ 100(a) 342,904
500,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.67%(TSFR3M+134bps), 4/20/33, Callable
7/20/24 @ 100(a) 500,154
1,054,000 Symphony CLO XXXII, Ltd., Class A1, Series 2022-
32A, 6.65%(TSFR3M+132bps), 4/23/35, Callable
7/23/24 @ 100(a) 1,055,416
285,000 VLS Commercial Mortgage Trust, Class A, Series
2020-LAB, 2.13%, 10/10/42(a) 228,374
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(a) 15,956
370,000 Voya CLO, Ltd., Class A1, Series 2024-1A,
6.85%(TSFR3M+152bps), 4/15/37, Callable
7/15/26 @ 100(a) 370,089
1,073,000 Voya CLO, Ltd., Class AR, Series 2020-3A,
6.74%(TSFR3M+141bps), 10/20/34, Callable
7/20/24 @ 100(a) 1,074,493
551,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.75%(TSFR3M+142bps), 7/19/34, Callable
7/19/24 @ 100(a) 551,931
564,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.74%(TSFR3M+141bps), 7/16/34, Callable
7/16/24 @ 100(a) 565,032
155,000 Wells Fargo Commercial Mortgage Trust, Class
A5, Series 2018-C48, 4.30%, 1/15/52, Callable
12/15/28 @ 100 148,211
185,000 Wells Fargo Commercial Mortgage Trust, Class
A, Series 2021-FCMT, 6.64%(TSFR1M+131bps),
5/15/31(a) 180,265
Total Collateralized Mortgage Obligations (Cost $85,979,218) 85,428,120
Convertible Bonds (0.1%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30(a) 9,632

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Principal Amount Value
Convertible Bonds, continued
Financial Services (0.0%
†
):
$ 181,000 Global Payments, Inc., 1.50%, 3/1/31(a) $ 165,673
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(a) 9,974
Independent Power and Renewable Electricity Producers
(0.0%
†
):
69,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 34,351
Leisure Products (0.0%
†
):
20,000 Peloton Interactive, Inc., 5.50%, 12/1/29(a) 20,123
Media (0.1%):
846,000 DISH Network Corp., 3.38%, 8/15/26 526,768
Real Estate Management & Development (0.0%
†
):
262,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 210,828
Semiconductors & Semiconductor Equipment (0.0%
†
):
336,000 Wolfspeed, Inc., 1.88%, 12/1/29 186,353
Software (0.0%
†
):
20,000 BlackLine, Inc., 1.00%, 6/1/29(a) 19,405
Total Convertible Bonds (Cost $1,489,406) 1,183,107
Bank Loans (0.1%):
Automobile Components (0.0%
†
):
65,000 Power Stop Term 1Ln, 10.09% (Term
SOFR+475bps), 1/26/29(a) 63,321
Distributors (0.0%
†
):
248,085 US LBM Term B 1Ln, 9.09% (Term SOFR+375bps),
6/6/31(a) 247,534
Diversified Consumer Services (0.0%
†
):
15,000 Ascend Learning Term 2Ln, 11.09% (Term
SOFR+575bps), 12/10/29(a) 14,632
161,288 Ascend Learning Term B 1Ln, 8.84% (Term
SOFR+350bps), 12/10/28(a) 161,057
175,689
Financial Services (0.0%
†
):
118,500 Westinghouse Term B 1Ln, 8.09% (Term
SOFR+275bps), 1/20/31(a) 118,526
Health Care Providers & Services (0.0%
†
):
247,475 Cano Health Term B 1Ln, 9.34% (Term
SOFR+400bps), 11/23/27(a) 64,000
25,673 Cano Health Term DIP 1Ln Super Priority, 5.34%
(Term SOFR+0bps), 10/7/24(a) 25,609
39,353 Cano Health Term DIP DD 1Ln Super Priority,
5.34% (Term SOFR+0bps), 10/7/24(a) 39,255
14,963 Ensemble Health Term B 1Ln, 8.34% (Term
SOFR+300bps), 8/1/29(a) 14,901
143,765
Hotels, Restaurants & Leisure (0.0%
†
):
244,375 City Football Group Term B 1Ln, 8.34% (Term
SOFR+300bps), 7/21/28(a) 243,383
Industrial Conglomerates (0.0%
†
):
64,675 Brandsafway Term B 1Ln, 9.84% (Term
SOFR+450bps), 8/1/30(a) 64,855
Principal Amount Value
Bank Loans, continued
Machinery (0.0%
†
):
$ 35,000 Convergint Tech Term 2Ln, 12.09% (Term
SOFR+675bps), 3/31/29(a) $ 34,125
4,863 Convergint Tech Term B 1Ln, 9.09% (Term
SOFR+375bps), 3/31/28(a) 4,845
38,970
Media (0.0%
†
):
44,212 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
8.84% (Term SOFR+350bps), 12/21/28(a) 44,212
115,000 COX Media Group Term B 1Ln, 8.84% (Term
SOFR+350bps), 12/17/26(a) 90,929
57,101 Diamond Sports Term DIP, 5.00%, 8/2/27(a) 79,181
214,322
Metals & Mining (0.0%
†
):
144,628 American Rock Salt Term 1Ln, 9.34% (Term
SOFR+400bps), 6/4/28(a) 122,934
Software (0.1%):
5,000 Applied Systems Term 2Ln, 5.34% (Term
SOFR+0bps), 2/23/32(a) 5,163
109,486 AthenaHealth Term B 1Ln, 8.59% (Term
SOFR+325bps), 2/15/29(a) 109,007
7,626 Finastra CAN TL, 12.59% (Term SOFR+725bps),
9/13/29 7,626
326,536 Finastra US TL, 12.59% (Term SOFR+725bps),
9/13/29(a) 326,536
3,385 ION Anaytics Term 1Ln, 9.34% (Term
SOFR+400bps), 2/16/28(a) 3,384
451,716
Textiles, Apparel & Luxury Goods (0.0%
†
):
74,426 Tory Burch Term B 1Ln, 8.59% (Term
SOFR+325bps), 4/16/28(a) 74,461
Total Bank Loans (Cost $2,078,353) 1,959,476
Corporate Bonds (16.6%):
Aerospace & Defense (0.4%):
1,145,000 Boeing Co. (The), 5.04%, 5/1/27, Callable 3/1/27
@ 100 1,118,499
145,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 138,636
165,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100(a) 167,478
176,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100(a) 179,662
1,100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 1,015,379
100,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 89,295
266,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100(a) 270,683
1,150,000 Boeing Co. (The), 5.93%, 5/1/60, Callable 11/1/59
@ 100 1,028,583
310,000 BWX Technologies, Inc., 4.13%, 6/30/28, Callable
8/2/24 @ 101.03(a) 288,688
310,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 318,525
145,000 Moog, Inc., 4.25%, 12/15/27, Callable 8/2/24 @
102.13(a) 137,025
90,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(a) 99,225

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Aerospace & Defense, continued
$ 855,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 8/2/24
@ 101.38 $ 838,969
400,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 401,500
300,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 308,625
6,400,772
Air Freight & Logistics (0.1%):
255,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 7/18/24 @ 101.19(a) 236,513
245,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(a) 229,075
485,000 Navios South American Logistics, Inc./Navios
Logistics Finance US, Inc., 10.75%, 7/1/25, Callable
8/2/24 @ 100(a) 484,143
949,731
Automobile Components (0.0%
†
):
125,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 106,875
35,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(a) 32,288
90,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(a) 91,012
230,175
Automobiles (0.0%
†
):
55,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 8/2/24 @ 102.44(a) 51,150
75,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(a) 78,000
165,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(a) 144,375
273,525
Banks (2.1%):
151,000 Bank of America Corp., 4.45%, 3/3/26 148,449
1,300,000 Bank of America Corp., 3.42% (TSFR3M+130bps),
12/20/28, Callable 12/20/27 @ 100 1,223,392
980,000 Bank of America Corp., 2.30% (SOFR+122bps),
7/21/32, Callable 7/21/31 @ 100 803,585
6,359,000 Bank of America Corp., 5.01% (SOFR+216bps),
7/22/33, Callable 7/22/32 @ 100 6,235,190
1,098,000 Citigroup, Inc., 4.30%, 11/20/26 1,069,690
1,156,000 Citigroup, Inc., 4.41% (SOFR+391bps), 3/31/31,
Callable 3/31/30 @ 100 1,098,076
2,635,000 Citigroup, Inc., 4.91% (SOFR+209bps), 5/24/33,
Callable 5/24/32 @ 100 2,518,214
230,000 Citigroup, Inc., 7.13% (H15T5Y+269bps),
12/31/99, Callable 8/15/29 @ 100 229,425
165,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 168,587
2,500,000 JPMorgan Chase & Co., 4.49% (TSFR3M+379bps),
3/24/31, Callable 3/24/30 @ 100 2,401,078
181,000 JPMorgan Chase & Co., 2.96% (TSFR3M+252bps),
5/13/31, Callable 5/13/30 @ 100 158,273
5,828,000 JPMorgan Chase & Co., 4.59% (SOFR+180bps),
4/26/33, Callable 4/26/32 @ 100 5,557,389
937,000 JPMorgan Chase & Co., 4.91% (SOFR+208bps),
7/25/33, Callable 7/25/32 @ 100 914,014
724,000 Santander Holdings USA, Inc., 6.50%
(SOFR+236bps), 3/9/29, Callable 3/9/28 @ 100 737,803
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 3,705,000 Wells Fargo & Co., 2.41% (TSFR3M+109bps),
10/30/25, Callable 10/30/24 @ 100, MTN $ 3,663,341
1,099,000 Wells Fargo & Co., 3.53% (SOFR+151bps),
3/24/28, Callable 3/24/27 @ 100 1,046,203
2,645,000 Wells Fargo & Co., 4.48% (TSFR3M+403bps),
4/4/31, Callable 4/4/30 @ 100, MTN 2,525,277
428,000 Wells Fargo & Co., 5.50% (SOFR+178bps),
1/23/35, Callable 1/23/34 @ 100 427,633
1,372,000 Wells Fargo & Co., 5.01% (TSFR3M+450bps),
4/4/51, Callable 4/4/50 @ 100, MTN 1,249,631
185,000 Wells Fargo & Co., 7.63% (H15T5Y+361bps),
12/31/99, Callable 9/15/28 @ 100 197,025
175,000 Western Alliance Bancorp, 3.00%
(TSFR3M+225bps), 6/15/31, Callable 6/15/26 @
100^ 152,655
32,524,930
Beverages (0.0%
†
):
285,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
8/2/24 @ 103.13(a) 273,956
Biotechnology (0.2%):
411,000 Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100 409,965
375,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 376,609
424,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 422,904
403,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 394,783
200,000 Amgen, Inc., 5.65%, 3/2/53, Callable 9/2/52 @ 100 193,881
365,000 Amgen, Inc., 5.75%, 3/2/63, Callable 9/2/62 @ 100 355,301
175,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 8/2/24 @ 101.94(a) 112,000
2,265,443
Broadline Retail (0.0%
†
):
20,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @
100^ 19,550
Building Products (0.1%):
795,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 7/18/24 @ 101.25(a) 775,125
120,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(a) 105,600
87,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 90,920
91,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 97,540
215,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 8/2/24 @ 103.94(a) 215,269
1,284,454
Capital Markets (1.1%):
2,707,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 2,612,103
250,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y+308bps), 12/31/99, Callable 12/1/30
@ 100 213,437
105,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y+497bps), Callable 6/1/25 @ 100 103,819
2,880,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 2,692,662
1,263,000 Goldman Sachs Group, Inc. (The), 2.38%
(SOFR+125bps), 7/21/32, Callable 7/21/31 @ 100 1,035,563

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 3,062,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141bps), 2/24/33, Callable 2/24/32 @ 100 $ 2,618,359
128,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 138,121
600,000 Intercontinental Exchange, Inc., 3.63%, 9/1/28,
Callable 6/1/28 @ 100(a) 565,583
110,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(a) 110,275
100,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(a) 96,000
2,534,000 Morgan Stanley, 3.62% (SOFR+312bps), 4/1/31,
Callable 4/1/30 @ 100 2,319,548
2,236,000 Morgan Stanley, 4.89% (SOFR+208bps), 7/20/33,
Callable 7/20/32 @ 100 2,147,168
1,700,000 Morgan Stanley, 6.34% (SOFR+256bps), 10/18/33,
Callable 10/18/32 @ 100 1,800,920
125,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(a) 123,750
497,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 490,683
145,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(a) 145,906
17,213,897
Chemicals (0.3%):
180,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(a) 179,775
399,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 408,801
405,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 421,322
236,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 246,557
15,000 CF Industries, Inc., 4.95%, 6/1/43 13,144
510,000 Chemours Co. (The), 5.38%, 5/15/27, Callable
2/15/27 @ 100 480,675
386,400 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
8/2/24 @ 102.31(a) 312,018
555,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(a) 534,187
55,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(a) 59,262
650,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(a) 591,500
480,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
8/2/24 @ 102.44(a) 444,600
70,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
8/2/24 @ 103.31(a) 65,538
135,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 116,269
330,000 Tronox, Inc., 4.63%, 3/15/29, Callable 8/2/24 @
102.31(a) 297,000
450,000 WR Grace Holdings LLC, 4.88%, 6/15/27, Callable
8/2/24 @ 101.22(a) 432,562
125,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(a) 115,000
40,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(a) 40,450
4,758,660
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies (0.2%):
$ 125,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(a) $ 114,844
332,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
8/2/24 @ 102.31(a) 302,120
430,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
8/2/24 @ 101.67(a) 416,025
55,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(a) 55,000
240,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 247,200
60,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 60,525
100,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31(a) 102,125
240,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13(a) 251,100
25,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
7/15/24 @ 103.44^(a) 23,625
45,000 Pitney Bowes, Inc., 7.25%, 3/15/29, Callable
7/15/24 @ 103.63^(a) 40,331
405,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(a) 409,556
270,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 7/18/24
@ 101.94(a) 252,113
200,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 8/2/24
@ 103.44(a) 194,250
290,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
8/2/24 @ 105.25(a) 284,562
2,753,376
Communications Equipment (0.0%
†
):
250,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(a) 211,250
Construction & Engineering (0.1%):
300,000 AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100 293,625
350,000 APX Group, Inc., 6.75%, 2/15/27, Callable 8/2/24
@ 101.69(a) 348,250
25,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 8/2/24 @
102.19(a) 23,188
480,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(a) 493,800
270,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
8/2/24 @ 102.25(a) 251,775
55,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 8/2/24 @ 102.81(a) 51,494
25,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 7/15/24 @ 102.63(a) 22,187
135,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(a) 142,425
190,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(a) 192,375
200,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
8/2/24 @ 102.75(a) 190,000
2,009,119
Construction Materials (0.0%
†
):
80,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13^(a) 84,200

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Construction Materials, continued
$ 210,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(a) $ 222,075
90,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(a) 93,037
399,312
Consumer Finance (1.1%):
100,000 Ally Financial, Inc., 5.13%, 9/30/24 99,853
224,000 Ally Financial, Inc., 5.80%, 5/1/25, Callable 4/1/25
@ 100 223,829
1,500,000 Ally Financial, Inc., 5.75%, 11/20/25, Callable
10/21/25 @ 100 1,491,829
1,000,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100^ 1,041,057
590,000 Ally Financial, Inc., Series B, 4.70%
(H15T5Y+387bps), 12/31/99, Callable 5/15/26
@ 100 524,956
577,000 Capital One Financial Corp., 2.64% (SOFR+129bps),
3/3/26, Callable 3/3/25 @ 100 563,511
740,000 Capital One Financial Corp., 4.98% (SOFR+216bps),
7/24/26, Callable 7/24/25 @ 100 733,925
2,665,000 Capital One Financial Corp., 3.65%, 5/11/27,
Callable 4/11/27 @ 100 2,547,047
343,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 326,098
738,000 Capital One Financial Corp., 3.27% (SOFR+179bps),
3/1/30, Callable 3/1/29 @ 100 665,362
1,100,000 Capital One Financial Corp., 5.25% (SOFR+260bps),
7/26/30, Callable 7/26/29 @ 100 1,076,938
250,000 Discover Bank, 5.97% (USISOA05+173bps), 8/9/28 249,814
2,253,000 Discover Financial Services, 4.50%, 1/30/26,
Callable 11/30/25 @ 100 2,207,823
174,000 Discover Financial Services, 6.70%, 11/29/32,
Callable 8/29/32 @ 100 181,032
200,000 Encore Capital Group, Inc., 9.25%, 4/1/29, Callable
4/1/26 @ 104.63(a) 208,500
295,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
8/2/24 @ 101.75 276,562
155,000 OneMain Finance Corp., 3.88%, 9/15/28, Callable
9/15/24 @ 101.94 138,725
430,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 368,725
797,000 Synchrony Financial, 4.25%, 8/15/24, Callable
8/2/24 @ 100 794,203
3,605,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 3,364,125
17,083,914
Consumer Staples Distribution & Retail (0.1%):
25,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 8/2/24
@ 102.31(a) 24,094
210,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 6.50%, 2/15/28, Callable
2/15/25 @ 103.25(a) 211,050
50,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 8/2/24
@ 101.75(a) 44,813
Principal Amount Value
Corporate Bonds, continued
Consumer Staples Distribution & Retail, continued
$ 240,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 8/2/24 @ 102.5(a) $ 174,000
135,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(a) 139,050
180,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(a) 184,500
70,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/2/24 @ 102.13(a) 63,437
93,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 96,666
45,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 8/2/24 @ 103.38(a) 40,612
660,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 612,150
120,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(a) 124,500
1,714,872
Containers & Packaging (0.2%):
200,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 6.00%, 6/15/27,
Callable 8/2/24 @ 103(a) 196,000
150,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 8/2/24 @ 102(a) 126,937
570,000 Ardagh Packaging Finance plc/Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 7/15/24 @ 101.03(a) 494,475
190,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 160,550
570,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(a) 559,313
65,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(a) 57,850
245,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(a) 244,388
195,000 Mauser Packaging Solutions Holding Co., 7.88%,
4/15/27, Callable 2/15/25 @ 103.94(a) 198,656
180,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(a) 180,000
330,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(a) 313,912
135,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(a) 134,325
2,666,406
Distributors (0.0%
†
):
145,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
8/2/24 @ 103.13(a) 127,963
75,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 76,031
203,994
Diversified Consumer Services (0.0%
†
):
110,000 Sotheby's, 7.38%, 10/15/27, Callable 7/15/24 @
101.84(a) 91,850
150,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(a) 154,313
246,163

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified REITs (0.5%):
$ 430,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(a) $ 377,325
189,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 138,437
96,000 Store Capital LLC, 4.63%, 3/15/29, Callable
12/15/28 @ 100 90,474
1,277,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100 1,058,210
295,000 Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(a) 286,519
131,000 Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27
@ 100 124,855
367,000 Ventas Realty LP, 3.00%, 1/15/30, Callable
10/15/29 @ 100 323,017
1,430,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 1,375,649
3,000,000 WP Carey, Inc., 4.25%, 10/1/26, Callable 7/1/26
@ 100^ 2,920,605
66,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 61,424
6,756,515
Diversified Telecommunication Services (0.5%):
138,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 131,823
400,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 374,069
1,200,000 AT&T, Inc., 3.80%, 12/1/57, Callable 6/1/57 @ 100 836,780
20,000 Cablevision Lightpath LLC, 3.88%, 9/15/27, Callable
7/15/24 @ 101.94(a) 17,650
15,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
7/15/24 @ 102.81(a) 12,075
300,000 Cogent Communications Group, Inc., 7.00%,
6/15/27, Callable 8/2/24 @ 103.5(a) 296,625
25,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 7/15/24 @ 103.75(a) 20,563
2,346,000 Discovery Communications LLC, 3.63%, 5/15/30,
Callable 2/15/30 @ 100 2,059,429
640,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 8/2/24 @ 102.94(a) 623,200
5,496 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 4,788
145,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(a) 149,350
209,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 178,189
265,000 Warnermedia Holdings, Inc., 3.64%, 3/15/25 260,888
519,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 492,514
180,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 165,940
753,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 654,947
391,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 316,533
743,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 577,847
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 55,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
8/2/24 @ 100(a) $ 44,000
185,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
8/2/24 @ 101.53(a) 123,950
7,341,160
Electric Utilities (0.4%):
10,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 8/2/24 @
102.13(a) 9,350
941,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 8/2/24 @
101.69(a) 924,533
155,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 144,731
165,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 143,708
54,000 Duquesne Light Holdings, Inc., 2.53%, 10/1/30,
Callable 7/1/30 @ 100(a) 45,507
587,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(a) 479,453
173,000 Exelon Corp., 2.75%, 3/15/27, Callable 2/15/27
@ 100 162,430
1,075,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 1,012,207
210,000 Exelon Corp., 3.35%, 3/15/32, Callable 12/15/31
@ 100 184,472
17,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 8/2/24 @ 100(a) 16,872
230,000 NextEra Energy Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(a) 235,175
430,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 7/18/24
@ 101.92 425,700
20,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 7/15/24
@ 101.69(a) 17,775
40,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(a) 34,200
140,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 128,876
714,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 641,088
15,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(a) 14,288
46,253 Topaz Solar Farms LLC, 5.75%, 9/30/39(a) 44,750
605,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
7/15/24 @ 101.25(a) 583,825
230,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(a) 239,488
5,488,428
Electrical Equipment (0.0%
†
):
310,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(a) 288,300
Electronic Equipment, Instruments & Components (0.0%
†
):
565,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(a) 533,925

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
14
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components, continued
$ 100,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(a) $ 101,250
635,175
Energy Equipment & Services (0.0%
†
):
180,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(a) 184,500
Entertainment (0.0%
†
):
310,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(a) 275,512
Financial Services (1.1%):
295,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 8/2/24 @ 102.5(a) 264,025
75,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(a) 78,750
1,268,000 Athene Global Funding, 5.34%, 1/15/27(a) 1,265,207
573,000 Athene Global Funding, 5.58%, 1/9/29(a) 573,460
2,052,000 Blackstone Private Credit Fund, 4.70%, 3/24/25 2,031,769
888,000 Blackstone Private Credit Fund, 7.05%, 9/29/25 896,781
40,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 37,750
40,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 34,450
245,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(a) 247,144
200,000 Boost Newco Borrower LLC, 7.50%, 1/15/31,
Callable 1/15/27 @ 103.75(a) 207,750
120,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.19(a) 94,650
242,000 Corebridge Financial, Inc., 3.50%, 4/4/25, Callable
3/4/25 @ 100 237,764
824,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 786,673
339,000 Corebridge Financial, Inc., 3.85%, 4/5/29, Callable
2/5/29 @ 100 317,963
404,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 360,017
92,000 Corebridge Financial, Inc., 4.35%, 4/5/42, Callable
10/5/41 @ 100 75,857
271,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 213,009
590,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(a) 567,565
968,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 961,943
55,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(a) 57,956
50,000 HAT Holdings I LLC/HAT Holdings II LLC, 3.38%,
6/15/26, Callable 3/15/26 @ 100(a) 47,187
140,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(a) 145,250
640,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
8/2/24 @ 103.38(a) 597,600
505,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 475,963
240,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 244,800
1,400,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 1,314,250
358,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100 357,312
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 91,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 $ 76,196
386,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100^ 387,261
70,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25^(a) 65,450
95,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(a) 97,494
40,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 8/2/24 @
102.38(a) 36,950
70,916 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(a) 72,334
570,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(a) 312,075
15,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
3/22/25 @ 101.81(a) 7,913
845,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 8/2/24 @ 100^ 765,781
335,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 8/2/24 @ 101.67^ 276,375
80,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 51,800
212,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 186,034
272,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 224,979
355,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a) 210,338
130,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(a) 130,163
495,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(a) 492,525
15,886,513
Food Products (0.1%):
154,000 JBS USA Food Co., 3.63%, 1/15/32, Callable
1/15/27 @ 101.81(a) 123,200
650,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 589,875
45,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
7/18/24 @ 101.88(a) 44,156
69,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(a) 61,755
818,986
Ground Transportation (0.0%
†
):
180,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(a) 179,100
105,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 8/2/24
@ 102.31^(a) 75,600
230,000 XPO, Inc., 7.13%, 2/1/32, Callable 2/1/27 @
103.56(a) 235,175
489,875
Health Care Equipment & Supplies (0.1%):
600,000 Hologic, Inc., 4.63%, 2/1/28, Callable 8/2/24 @
101.54(a) 573,000
600,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
10/1/24 @ 101.94(a) 552,000

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$ 85,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(a) $ 85,744
120,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(a) 120,000
1,330,744
Health Care Providers & Services (0.9%):
495,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(a) 445,151
140,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
8/2/24 @ 102.88(a) 132,650
35,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(a) 44
55,000 Catalent Pharma Solutions, Inc., 3.13%, 2/15/29,
Callable 8/2/24 @ 101.56(a) 52,525
115,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75(a) 109,681
1,365,000 Centene Corp., 4.25%, 12/15/27, Callable 7/18/24
@ 101.42 1,302,892
1,485,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 1,319,794
410,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 388,475
245,000 Centene Corp., 3.38%, 2/15/30, Callable 2/15/25
@ 101.69 217,131
610,000 Centene Corp., 2.63%, 8/1/31, Callable 5/1/31 @
100 499,437
255,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 7/18/24 @ 102.81(a) 237,788
255,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 7/18/24 @ 103(a) 224,400
385,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(a) 269,500
285,000 CHS/Community Health Systems, Inc., 5.25%,
5/15/30, Callable 5/15/25 @ 102.63(a) 235,837
45,000 CHS/Community Health Systems, Inc., 4.75%,
2/15/31, Callable 2/15/26 @ 102.38(a) 35,269
765,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(a) 797,513
185,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(a) 187,312
343,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 339,009
140,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 137,376
495,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 447,356
534,000 HCA, Inc., 5.63%, 9/1/28, Callable 3/1/28 @ 100 538,672
503,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 511,803
510,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 460,275
99,000 HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @
100 86,719
50,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(a) 46,625
314,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 293,403
400,000 IQVIA, Inc., 5.00%, 10/15/26, Callable 8/2/24 @
100.83(a) 392,500
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 350,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(a) $ 385,000
120,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 121,050
55,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(a) 38,844
150,000 ModivCare, Inc., 5.88%, 11/15/25 152,203
40,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(a) 35,500
470,000 Molina Healthcare, Inc., 3.88%, 5/15/32, Callable
2/15/32 @ 100(a) 405,375
315,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 8/2/24 @ 102.06(a) 292,162
25,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
8/2/24 @ 102.25^(a) 21,469
94,122 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
8/2/24 @ 100^(a) 88,239
175,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 176,750
590,000 Tenet Healthcare Corp., 6.25%, 2/1/27, Callable
7/18/24 @ 100 588,525
510,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
8/2/24 @ 103.06 506,812
295,000 Tenet Healthcare Corp., 4.25%, 6/1/29, Callable
7/18/24 @ 102.13 274,719
140,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 129,850
117,000 Toledo Hospital (The), Series B, 5.33%, 11/15/28 111,735
85,000 Toledo Hospital (The), 6.02%, 11/15/48 72,430
55,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(a) 53,969
35,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
8/2/24 @ 100(a) 22,050
13,185,819
Health Care REITs (0.3%):
45,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(a) 41,400
66,000 Healthcare Realty Holdings LP, 3.50%, 8/1/26,
Callable 5/1/26 @ 100 63,082
63,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 54,951
101,000 Omega Healthcare Investors, Inc., 4.50%, 1/15/25,
Callable 10/15/24 @ 100 99,855
1,278,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100 1,236,947
2,482,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 2,214,979
133,000 Omega Healthcare Investors, Inc., 3.38%, 2/1/31,
Callable 11/1/30 @ 100 114,017
1,214,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 1,012,173
4,837,404
Health Care Technology (0.0%
†
):
25,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 7/15/24 @ 101.94(a) 23,125
625,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 7/15/24 @ 102.44(a) 578,906
602,031

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
16
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Hotel & Resort REITs (0.0%
†
):
$ 40,000 Service Properties Trust, 4.95%, 2/15/27, Callable
8/15/26 @ 100 $ 36,300
540,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 499,500
45,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 33,862
569,662
Hotels, Restaurants & Leisure (0.3%):
500,000 Boyd Gaming Corp., 4.75%, 6/15/31, Callable
6/15/26 @ 102.38(a) 451,875
550,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
7/15/24 @ 102.03(a) 561,687
145,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31(a) 132,313
345,000 Caesars Entertainment, Inc., 6.50%, 2/15/32,
Callable 2/15/27 @ 103.25(a) 345,431
460,000 Churchill Downs, Inc., 5.75%, 4/1/30, Callable
4/1/25 @ 102.88(a) 446,775
30,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
8/2/24 @ 100(a) 27,750
275,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 4.63%, 1/15/29, Callable 1/15/25
@ 102.31(a) 250,250
160,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(a) 140,400
120,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 120,150
40,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 8/2/24 @ 102.5(a) 37,200
240,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(a) 241,500
75,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(a) 69,562
45,000 Life Time, Inc., 5.75%, 1/15/26, Callable 8/2/24 @
101.44(a) 44,662
40,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 8/2/24 @ 102.25^(a) 36,750
510,000 Station Casinos LLC, 4.50%, 2/15/28, Callable
8/2/24 @ 101.13(a) 479,400
390,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27, Callable 2/15/27 @ 100(a) 378,788
105,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(a) 108,413
700,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 616,000
4,488,906
Household Durables (0.1%):
70,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a) 62,300
95,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(a) 94,763
150,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(a) 133,312
120,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(a) 118,650
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 90,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(a) $ 93,600
290,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 259,912
130,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(a) 109,200
265,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(a) 231,875
1,103,612
Household Products (0.0%
†
):
55,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(a) 48,400
Independent Power and Renewable Electricity Producers
(0.2%):
1,457,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(a) 1,417,123
1,412,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(a) 1,284,920
218,000 AES Corp. (The), 2.45%, 1/15/31, Callable 10/15/30
@ 100 178,507
30,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 7/15/24 @ 102.38(a) 28,575
125,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 8/2/24 @ 102.13(a) 111,562
35,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 8/2/24
@ 103.38(a) 32,375
85,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
8/2/24 @ 102.94(a) 64,813
120,000 Sunnova Energy Corp., 11.75%, 10/1/28, Callable
4/1/28 @ 100^(a) 85,800
3,203,675
Industrial Conglomerates (0.1%):
490,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(a) 528,588
75,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(a) 76,875
35,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(a) 32,112
637,575
Insurance (0.4%):
585,000 Acrisure LLC/Acrisure Finance, Inc., 6.00%, 8/1/29,
Callable 8/2/24 @ 103(a) 539,663
70,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
8/2/24 @ 102.44(a) 65,012
40,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
8/2/24 @ 102.81(a) 37,300
190,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 190,000
70,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
8/2/24 @ 102.94(a) 65,275
2,771,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(a) 2,430,522
436,000 Pacific LifeCorp, 5.13%, 1/30/43(a) 399,788
500,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(a) 493,094
185,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(a) 171,356

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 180,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(a) $ 178,425
227,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 213,853
1,000,000 Unum Group, 5.75%, 8/15/42 957,411
5,741,699
IT Services (0.0%
†
):
35,000 Twilio, Inc., 3.63%, 3/15/29, Callable 7/15/24 @
101.81 31,500
35,000 Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94 30,712
62,212
Leisure Products (0.0%
†
):
120,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38^(a) 119,400
110,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(a) 113,575
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 8/2/24 @
102.94(a) 5,006
170,000 Mattel, Inc., 6.20%, 10/1/40 167,450
405,431
Life Sciences Tools & Services (0.0%
†
):
15,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 7/18/24 @ 101.42(a) 14,081
30,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 8/2/24 @ 101.88(a) 27,375
41,456
Machinery (0.1%):
75,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(a) 77,438
220,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(a) 221,100
185,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(a) 188,006
55,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
8/2/24 @ 102.31^(a) 35,062
110,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94^(a) 80,850
170,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/2/24
@ 103.25(a) 153,850
230,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 8/2/24
@ 102.06(a) 214,475
650,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 8/2/24
@ 102.94(a) 604,500
45,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 8/2/24 @ 102(a) 41,119
1,616,400
Media (0.7%):
300,000 Advantage Sales & Marketing, Inc., 6.50%,
11/15/28, Callable 7/15/24 @ 103.25(a) 271,125
255,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 8/2/24 @ 105.25(a) 114,750
25,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 8/2/24
@ 102.13(a) 22,188
10,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 8/2/24
@ 103.06(a) 8,300
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 880,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a) $ 743,600
390,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/1/32, Callable 5/1/26 @ 102.25 313,463
240,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(a) 243,000
346,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.91%, 7/23/25,
Callable 4/23/25 @ 100 342,844
512,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 512,606
813,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100^ 715,732
279,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 279,245
1,256,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 999,687
809,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 634,601
1,064,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.50%, 4/1/63,
Callable 10/1/62 @ 100 819,214
345,000 Clear Channel Outdoor Holdings, Inc., 5.13%,
8/15/27, Callable 8/2/24 @ 101.28(a) 328,612
120,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(a) 120,600
280,000 CMG Media Corp., 8.88%, 12/15/27, Callable
7/15/24 @ 102.22(a) 160,300
635,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(a) 407,988
185,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(a) 67,062
540,000 DISH Network Corp., 11.75%, 11/15/27, Callable
5/15/25 @ 105.88(a) 528,525
93,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 88,276
140,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(a) 83,300
25,000 Match Group Holdings II LLC, 4.13%, 8/1/30,
Callable 5/1/25 @ 102.06(a) 22,156
190,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(a) 160,550
350,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 8/2/24 @
101.19(a) 340,813
1,620,000 Time Warner Cable LLC, 6.55%, 5/1/37 1,533,704
280,000 Time Warner Cable LLC, 7.30%, 7/1/38 282,165
69,000 Time Warner Cable LLC, 5.50%, 9/1/41, Callable
3/1/41 @ 100 57,321
435,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 7/15/24 @ 101.66(a) 416,512
180,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(a) 175,050

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
18
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 245,000 Univision Communications, Inc., 4.50%, 5/1/29,
Callable 8/2/24 @ 102.25(a) $ 205,800
10,999,089
Metals & Mining (0.1%):
400,000 ATI, Inc., 5.88%, 12/1/27, Callable 8/2/24 @ 101.47 396,000
60,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/1/24 @
102.44 56,175
45,000 ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @
102.56 41,512
45,000 Cleveland-Cliffs, Inc., 4.63%, 3/1/29, Callable 8/2/24
@ 102.31(a) 42,581
45,000 Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 3/1/26
@ 102.44^(a) 39,544
120,000 Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable
3/15/27 @ 103.5(a) 118,350
60,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 54,750
60,000 Commercial Metals Co., 4.38%, 3/15/32, Callable
3/15/27 @ 102.19 54,000
200,000 Kaiser Aluminum Corp., 4.63%, 3/1/28, Callable
8/2/24 @ 101.16(a) 186,500
125,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(a) 107,969
200,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(a) 201,500
1,298,881
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
75,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(a) 72,656
45,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 44,438
117,094
Multi-Utilities (0.1%):
1,100,000 NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @
100 991,782
1,000,000 NiSource, Inc., 5.25%, 2/15/43, Callable 8/15/42
@ 100 910,688
1,902,470
Office REITs (0.0%
†
):
400,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 308,000
72,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 66,275
374,275
Oil, Gas & Consumable Fuels (1.9%):
45,000 Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @
100 38,475
10,000 Apache Corp., 7.38%, 8/15/47 10,363
370,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(a) 377,400
95,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(a) 89,419
300,000 CITGO Petroleum Corp., 6.38%, 6/15/26, Callable
8/2/24 @ 101.59(a) 298,125
125,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(a) 128,437
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 50,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(a) $ 44,750
20,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
8/2/24 @ 104.5(a) 19,500
114,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(a) 116,714
309,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(a) 316,977
92,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(a) 95,394
166,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(a) 174,494
99,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(a) 104,783
305,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
7/18/24 @ 103.38(a) 295,087
25,000 Comstock Resources, Inc., 5.88%, 1/15/30, Callable
1/15/25 @ 102.94(a) 23,250
485,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(a) 477,119
250,000 CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%,
12/15/33, Callable 12/15/28 @ 103.75(a) 258,750
20,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 7/18/24
@ 101.92(a) 18,500
350,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(a) 350,437
146,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 145,452
2,905,000 DCP Midstream Operating LP, 5.63%, 7/15/27,
Callable 4/15/27 @ 100 2,934,050
321,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 318,593
25,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 8/2/24 @ 103.56(a) 24,687
335,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(a) 343,794
26,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
7/15/24 @ 101.75 25,853
40,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
8/2/24 @ 102.06(a) 36,900
1,000,000 Emera US Finance LP, 3.55%, 6/15/26, Callable
3/15/26 @ 100 959,211
300,000 Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28, Callable 8/2/24 @ 101.92(a) 302,250
42,000 Energy Transfer LP, 5.75%, 4/1/25, Callable 7/18/24
@ 100 41,895
2,229,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 2,192,817
106,000 Energy Transfer LP, 5.25%, 4/15/29, Callable
1/15/29 @ 100 105,552
109,000 Energy Transfer LP, 3.75%, 5/15/30, Callable
2/15/30 @ 100 99,571
140,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(a) 146,132
128,000 Energy Transfer LP, Series 20Y, 5.80%, 6/15/38,
Callable 12/15/37 @ 100 124,070
83,000 Energy Transfer LP, 6.00%, 6/15/48, Callable
12/15/47 @ 100 79,363

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 73,000 Energy Transfer LP, 6.25%, 4/15/49, Callable
10/15/48 @ 100 $ 71,996
1,908,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 1,601,942
350,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(a) 346,937
400,000 EQM Midstream Partners LP, 7.50%, 6/1/27,
Callable 8/2/24 @ 103.75(a) 408,500
50,000 EQM Midstream Partners LP, 6.50%, 7/1/27,
Callable 1/1/27 @ 100(a) 50,500
45,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(a) 42,356
30,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 29,274
255,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 8/2/24 @ 104 260,100
230,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(a) 232,875
650,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 632,893
71,000 Hess Corp., 7.30%, 8/15/31 79,170
50,000 Hess Corp., 7.13%, 3/15/33 55,739
2,002,000 Hess Corp., 5.60%, 2/15/41 1,969,604
1,166,000 Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100 1,158,536
125,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(a) 126,875
230,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(a) 233,450
125,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(a) 122,500
205,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(a) 204,744
278,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b) —
159,000 MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100 158,211
722,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 685,855
251,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable 7/18/24
@ 101.96 250,686
208,000 New Fortress Energy, Inc., 6.75%, 9/15/25, Callable
7/23/24 @ 101.69(a) 201,760
250,000 New Fortress Energy, Inc., 6.50%, 9/30/26, Callable
8/2/24 @ 101.63(a) 229,688
255,000 New Fortress Energy, Inc., 8.75%, 3/15/29, Callable
3/15/26 @ 104.38^(a) 231,412
180,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(a) 183,600
406,000 Occidental Petroleum Corp., 5.55%, 3/15/26,
Callable 12/15/25 @ 100 404,478
779,000 Occidental Petroleum Corp., 7.50%, 5/1/31 858,848
16,000 Occidental Petroleum Corp., 7.88%, 9/15/31 17,960
78,000 Occidental Petroleum Corp., 6.45%, 9/15/36 81,315
410,000 Occidental Petroleum Corp., 6.60%, 3/15/46,
Callable 9/15/45 @ 100 426,913
280,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 8/2/24 @ 101.5 273,000
65,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 8/2/24 @ 102.94(a) 64,106
265,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(a) 271,625
270,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 267,300
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 335,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 $ 321,181
229,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(a) 236,442
10,000 SM Energy Co., 5.63%, 6/1/25, Callable 8/2/24
@ 100 9,950
50,000 SM Energy Co., 6.75%, 9/15/26, Callable 8/2/24
@ 101.13 49,937
300,000 SM Energy Co., 6.50%, 7/15/28, Callable 8/2/24
@ 103.25 296,250
130,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 119,437
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 8/2/24 @ 101 4,981
242,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 8/2/24 @ 101.96 240,185
430,000 Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29,
Callable 7/18/24 @ 102.25 401,512
50,000 Talos Production, Inc., 9.00%, 2/1/29, Callable
2/1/26 @ 104.5(a) 52,500
25,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 24,750
445,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 2/1/31, Callable
2/1/26 @ 102.44 423,862
45,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 40,444
43,000 Transcontinental Gas Pipe Line Co. LLC, 3.25%,
5/15/30, Callable 2/15/30 @ 100 38,759
600,000 Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29,
Callable 2/15/29 @ 100(a) 546,000
1,000,000 Western Midstream Operating LP, 3.10%, 2/1/25,
Callable 1/1/25 @ 100 982,500
40,000 Western Midstream Operating LP, 3.95%, 6/1/25,
Callable 3/1/25 @ 100 39,150
137,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 134,260
1,000,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 965,000
66,000 Western Midstream Operating LP, 4.75%, 8/15/28,
Callable 5/15/28 @ 100 64,350
755,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 719,817
171,000 Williams Cos., Inc. (The), 5.30%, 8/15/52, Callable
2/15/52 @ 100 157,719
29,221,898
Paper & Forest Products (0.0%
†
):
45,000 Mercer International, Inc., 5.13%, 2/1/29, Callable
7/15/24 @ 102.56 39,487
Passenger Airlines (0.0%
†
):
80,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(a) 79,700
195,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(a) 202,069
281,769

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
20
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Personal Care Products (0.0%
†
):
$ 125,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(a) $ 128,125
Pharmaceuticals (0.2%):
1,000,000 Bayer US Finance II LLC, 4.25%, 12/15/25, Callable
10/15/25 @ 100(a) 977,132
76,000 Elanco Animal Health, Inc., 6.65%, 8/28/28, Callable
5/28/28 @ 100 76,950
40,000 Viatris, Inc., 1.65%, 6/22/25, Callable 5/22/25 @
100 38,439
1,406,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 1,190,775
35,000 Viatris, Inc., 3.85%, 6/22/40, Callable 12/22/39
@ 100 25,516
2,308,812
Professional Services (0.0%
†
):
140,000 ASGN, Inc., 4.63%, 5/15/28, Callable 8/2/24 @
101.52(a) 131,775
335,000 CoreLogic, Inc., 4.50%, 5/1/28, Callable 8/2/24 @
102.25(a) 302,756
120,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(a) 121,500
556,031
Real Estate Management & Development (0.3%):
371,000 American Homes 4 Rent LP, 3.63%, 4/15/32,
Callable 1/15/32 @ 100 323,281
110,400 Anywhere Real Estate Group LLC/Anywhere Co.-
Issuer Corp., 7.00%, 4/15/30, Callable 4/15/25 @
102.63(a) 90,252
7,000 Anywhere Real Estate Group LLC/Realogy Co.-
Issuer Corp., 5.75%, 1/15/29, Callable 7/18/24 @
102.88(a) 4,235
1,265,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 1,144,429
719,000 Brandywine Operating Partnership LP, 8.05%,
3/15/28, Callable 2/15/28 @ 100 744,740
62,000 Brandywine Operating Partnership LP, 4.55%,
10/1/29, Callable 7/1/29 @ 100 53,940
210,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100 174,194
68,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 64,219
68,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 57,596
93,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 76,941
550,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32, Callable 1/15/32 @ 100 502,441
175,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 145,031
300,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(a) 275,043
60,000 VICI Properties LP/VICI Note Co., Inc., 3.50%,
2/15/25, Callable 7/15/24 @ 100(a) 59,250
25,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(a) 24,625
Principal Amount Value
Corporate Bonds, continued
Real Estate Management & Development, continued
$ 335,000 VICI Properties LP/VICI Note Co., Inc., 4.25%,
12/1/26, Callable 7/15/24 @ 101.06(a) $ 323,275
4,063,492
Retail REITs (0.4%):
536,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 550,100
355,000 Brixmor Operating Partnership LP, 3.85%, 2/1/25,
Callable 11/1/24 @ 100 350,219
15,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 14,314
2,200,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100 2,072,695
581,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 473,008
93,000 VICI Properties LP, 4.38%, 5/15/25 91,489
731,000 VICI Properties LP, 4.75%, 2/15/28, Callable
1/15/28 @ 100 715,466
1,082,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 1,041,425
249,000 VICI Properties LP, 5.13%, 5/15/32, Callable
2/15/32 @ 100 236,550
5,545,266
Semiconductors & Semiconductor Equipment (0.4%):
65,000 Broadcom, Inc., 1.95%, 2/15/28, Callable 12/15/27
@ 100(a) 58,204
4,456,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(a) 3,733,522
564,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(a) 456,804
1,648,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(a) 1,249,716
310,000 Entegris, Inc., 4.38%, 4/15/28, Callable 7/15/24 @
101.09(a) 292,563
50,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
8/2/24 @ 101.94(a) 46,000
285,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 268,613
6,105,422
Software (0.2%):
465,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) 427,219
15,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/15/24 @ 102(a) 14,062
35,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
8/2/24 @ 100(a) 35,000
770,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(a) 738,237
150,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 7/18/24
@ 101(a) 140,438
205,000 Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable
10/15/25 @ 104.65(a) 196,800
400,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 361,584
400,000 SS&C Technologies, Inc., 5.50%, 9/30/27, Callable
8/2/24 @ 101.38(a) 393,000
150,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(a) 151,313

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
21
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 165,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 8/2/24 @ 100(a) $ 142,725
2,600,378
Specialized REITs (0.0%
†
):
297,000 SBA Tower Trust, 2.84%, 1/15/25, Callable 8/2/24
@ 100(a) 291,762
97,000 SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25
@ 100(a) 91,251
74,000 SBA Tower Trust, 2.33%, 1/15/28, Callable 7/15/26
@ 100(a) 66,164
99,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100^ 97,391
546,568
Specialty Retail (0.3%):
55,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
8/2/24 @ 103.19(a) 35,819
129,000 Arko Corp., 5.13%, 11/15/29, Callable 11/15/24 @
102.56(a) 112,230
80,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(a) 73,700
85,000 Asbury Automotive Group, Inc., 5.00%, 2/15/32,
Callable 11/15/26 @ 102.5(a) 76,713
65,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
8/2/24 @ 101.63(a) 26,325
32,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 30,565
49,000 AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25
@ 100 48,277
1,229,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 1,153,410
565,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(a) 565,706
150,000 Carvana Co., 5.88%, 10/1/28, Callable 7/15/24 @
104.41(a) 121,500
430,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(a) 322,500
125,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(a) 106,875
65,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 102(a) 54,275
125,000 Gap, Inc. (The), 3.88%, 10/1/31, Callable 10/1/26
@ 101.94(a) 104,062
80,000 Lowe's Cos., Inc., 3.35%, 4/1/27, Callable 3/1/27
@ 100 76,310
1,138,000 Lowe's Cos., Inc., 4.45%, 4/1/62, Callable 10/1/61
@ 100 881,106
155,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
7/15/24 @ 102.63(a) 123,225
250,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(a) 237,187
165,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(a) 128,700
15,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
8/2/24 @ 103.19(a) 14,344
350,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(a) 301,437
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 85,000 Victoria's Secret & Co., 4.63%, 7/15/29, Callable
8/2/24 @ 102.31(a) $ 70,550
4,664,816
Technology Hardware, Storage & Peripherals (0.1%):
65,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(a) 66,625
500,000 CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(a) 345,000
60,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(a) 62,250
55,000 Dell International LLC/EMC Corp., 5.85%, 7/15/25,
Callable 6/15/25 @ 100 55,074
59,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 59,503
101,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 103,506
87,000 Dell International LLC/EMC Corp., 6.20%, 7/15/30,
Callable 4/15/30 @ 100 91,261
783,219
Textiles, Apparel & Luxury Goods (0.2%):
130,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(a) 112,937
40,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(a) 36,150
45,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(a) 38,869
108,000 Tapestry, Inc., 7.05%, 11/27/25 109,935
292,000 Tapestry, Inc., 7.00%, 11/27/26 299,498
467,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 482,528
522,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 542,861
522,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 549,348
235,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(a) 195,638
2,367,764
Tobacco (0.1%):
294,000 Altria Group, Inc., 4.25%, 8/9/42 233,031
191,000 Altria Group, Inc., 4.50%, 5/2/43 156,403
72,000 Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48
@ 100 70,648
175,000 BAT Capital Corp., 6.42%, 8/2/33, Callable 5/2/33
@ 100 183,168
144,000 Reynolds American, Inc., 4.45%, 6/12/25, Callable
3/12/25 @ 100 142,325
120,000 Reynolds American, Inc., 5.70%, 8/15/35, Callable
2/15/35 @ 100 117,070
45,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
7/15/24 @ 101.41(a) 44,550
947,195
Trading Companies & Distributors (0.2%):
2,465,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 2,408,630
130,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(a) 130,812
175,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(a) 183,094

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
22
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 60,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(a) $ 60,870
30,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 8/2/24 @ 103(a) 26,325
30,000 SRS Distribution, Inc., 4.63%, 7/1/28 30,630
15,000 SRS Distribution, Inc., 6.13%, 7/1/29 15,431
90,000 SRS Distribution, Inc., 6.00%, 12/1/29 92,674
305,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(a) 303,094
3,251,560
Wireless Telecommunication Services (0.3%):
1,155,000 Sprint Capital Corp., 8.75%, 3/15/32 1,388,887
2,860,000 T-Mobile USA, Inc., 3.75%, 4/15/27, Callable
2/15/27 @ 100 2,750,528
40,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 7/15/24
@ 101.58 39,400
45,000 T-Mobile USA, Inc., 3.38%, 4/15/29, Callable
7/15/24 @ 101.69 41,539
430,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 401,921
4,622,275
Total Corporate Bonds (Cost $273,809,819) 252,249,375
Yankee Debt Obligations (4.5%):
Aerospace & Defense (0.0%
†
):
620,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 8/2/24
@ 103(a) 611,475
Banks (0.7%):
2,377,000 Barclays plc, 5.09% (US0003M+305bps), 6/20/30,
Callable 6/20/29 @ 100 2,279,816
200,000 Commonwealth Bank of Australia, 3.61%
(H15T5Y+205bps), 9/12/34, Callable 9/12/29 @
100 179,173
1,000,000 HSBC Holdings plc, 4.95%, 3/31/30 978,788
3,069,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(a) 3,040,470
3,863,000 Societe Generale SA, 1.49% (H15T1Y+110bps),
12/14/26, Callable 12/14/25 @ 100(a) 3,614,682
239,000 UniCredit SpA, 5.86% (USISDA05+370bps),
6/19/32, Callable 6/19/27 @ 100(a) 231,196
141,000 UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34,
Callable 4/2/29 @ 100(a) 143,358
186,000 Westpac Banking Corp., 4.11% (H15T5Y+200bps),
7/24/34, Callable 7/24/29 @ 100 170,690
10,638,173
Biotechnology (0.0%
†
):
60,000 Grifols SA, 4.75%, 10/15/28, Callable 10/15/24 @
102.38^(a) 51,750
Capital Markets (0.6%):
4,610,000 Deutsche Bank AG, 4.50%, 4/1/25 4,546,461
4,009,000 UBS Group AG, 2.59% (SOFR+156bps), 9/11/25,
Callable 9/11/24 @ 100 3,980,532
774,000 UBS Group AG, 1.49% (H15T1Y+85bps), 8/10/27,
Callable 8/10/26 @ 100(a) 707,983
314,000 UBS Group AG, 4.19% (SOFR+373bps), 4/1/31,
Callable 4/1/30 @ 100(a) 292,713
9,527,689
Principal Amount Value
Yankee Debt Obligations, continued
Chemicals (0.1%):
$ 225,000 Axalta Coating Systems Dutch Holding B B.V.,
7.25%, 2/15/31, Callable 11/15/26 @ 103.63(a) $ 233,437
125,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
8/2/24 @ 105.25(a) 129,063
530,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(a) 507,475
60,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(a) 63,375
500,000 Nufarm Australia, Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30, Callable 1/27/25 @ 102.5(a) 452,500
125,000 SNF Group SACA, 3.13%, 3/15/27, Callable 8/2/24
@ 101.56(a) 115,000
1,500,850
Commercial Services & Supplies (0.0%
†
):
33,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
8/2/24 @ 102.31(a) 30,030
85,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 86,806
116,836
Communications Equipment (0.0%
†
):
160,000 Nokia Oyj, 6.63%, 5/15/39 158,800
Consumer Staples Distribution & Retail (0.3%):
1,380,000 JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS
Lux Co. Sarl, 2.50%, 1/15/27, Callable 12/15/26
@ 100 1,281,675
475,000 JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS
Lux Co. Sarl, 5.13%, 2/1/28, Callable 1/1/28 @ 100 468,469
180,000 JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS
Lux Co. Sarl, 5.50%, 1/15/30, Callable 1/15/25 @
102.75 177,075
1,375,000 JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 1,130,938
975,000 JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 968,906
4,027,063
Containers & Packaging (0.0%
†
):
15,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 8/2/24 @ 101.5(a) 14,513
130,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(a) 118,787
285,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 8/2/24 @ 101.38(a) 279,300
412,600
Diversified Consumer Services (0.1%):
980,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 8/2/24 @
100(a) 973,875
165,000 Mclaren Finance plc, 7.50%, 8/1/26, Callable 8/2/24
@ 101.88(a) 142,725
1,116,600
Diversified Telecommunication Services (0.1%):
470,000 Altice France SA, 5.13%, 1/15/29, Callable 8/2/24
@ 102.56(a) 309,025

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
23
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Diversified Telecommunication Services, continued
$ 205,000 Altice France SA, 5.13%, 7/15/29, Callable 8/2/24
@ 102.56(a) $ 135,043
335,000 Altice France SA, 5.50%, 10/15/29, Callable
10/15/24 @ 102.75(a) 221,519
250,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(a) 233,125
470,000 Telecom Italia Capital SA, 6.38%, 11/15/33(a) 459,425
80,000 Telecom Italia Capital SA, 6.38%, 11/15/33 74,800
55,000 Telecom Italia Capital SA, 6.00%, 9/30/34^ 49,569
780,000 Vmed O2 UK Financing I plc, 4.25%, 1/31/31,
Callable 1/31/26 @ 102.13(a) 649,350
2,131,856
Electrical Equipment (0.0%
†
):
665,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
8/2/24 @ 102(a) 608,475
Energy Equipment & Services (0.0%
†
):
190,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(a) 196,650
Financial Services (0.7%):
35,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 8/2/24 @ 100(a) 34,912
245,000 1011778 BC ULC/New Red Finance, Inc., 6.13%,
6/15/29, Callable 6/15/26 @ 103.06(a) 245,000
525,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(a) 460,688
54,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
7/15/24 @ 101^(a) 51,705
361,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 1.65%, 10/29/24, Callable 9/29/24 @ 100 356,065
151,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.50%, 7/15/25, Callable 6/15/25 @ 100 152,109
163,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 159,856
503,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 469,282
3,068,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 6.45%, 4/15/27, Callable 3/15/27 @ 100 3,136,061
527,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.00%, 10/29/28, Callable 8/29/28 @ 100 476,870
564,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 484,570
445,000 Altice Financing SA, 5.00%, 1/15/28, Callable
8/2/24 @ 101.25(a) 340,425
2,000,000 Avolon Holdings Funding, Ltd., 2.88%, 2/15/25,
Callable 1/15/25 @ 100(a) 1,958,736
767,000 Avolon Holdings Funding, Ltd., 6.38%, 5/4/28,
Callable 4/4/28 @ 100(a) 779,014
300,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(a) 305,625
170,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(a) 175,737
150,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(a) 151,875
430,000 HTA Group, Ltd., 7.50%, 6/4/29, Callable 6/4/26
@ 103.75(a) 427,635
390,000 Imperial Brands Finance plc, 6.13%, 7/27/27,
Callable 6/27/27 @ 100(a) 395,731
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 40,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(a) $ 40,650
110,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(a) 115,912
20,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(a) 19,750
10,738,208
Health Care Providers & Services (0.0%
†
):
30,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/18/24 @ 102.19(a) 27,825
Hotels, Restaurants & Leisure (0.2%):
565,000 Carnival Corp., 7.63%, 3/1/26, Callable 7/15/24 @
101.91(a) 570,650
45,000 Melco Resorts Finance, Ltd., 5.75%, 7/21/28,
Callable 8/2/24 @ 101.44(a) 42,131
40,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(a) 35,900
900,000 NCL Corp., Ltd., 5.88%, 3/15/26, Callable 12/15/25
@ 100(a) 889,875
170,000 NCL Corp., Ltd., 5.88%, 2/15/27, Callable 7/15/24
@ 102.94(a) 168,088
65,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(a) 66,706
115,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
8/2/24 @ 103.5(a) 114,856
240,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(a) 259,800
2,148,006
Industrial REITs (0.0%
†
):
130,000 Connect Finco SARL/Connect US Finco LLC, 6.75%,
10/1/26, Callable 7/15/24 @ 101.69(a) 125,287
Insurance (0.1%):
1,414,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(a) 1,281,464
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @
100(a) 189,795
1,471,259
Media (0.1%):
430,000 Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/28, Callable 8/2/24 @ 101.25(a) 381,625
335,000 Ziggo Bond Co. BV, 5.13%, 2/28/30, Callable
2/15/25 @ 102.56(a) 284,750
666,375
Metals & Mining (0.1%):
45,000 Alcoa Nederland Holding BV, 4.13%, 3/31/29,
Callable 7/17/24 @ 102.06(a) 41,641
45,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(a) 46,069
695,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) 672,412
35,000 First Quantum Minerals, Ltd., 6.88%, 10/15/27,
Callable 7/15/24 @ 103.44(a) 34,125
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100 4,769
180,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(a) 183,375

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
24
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 110,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(a) $ 115,225
1,097,616
Oil, Gas & Consumable Fuels (0.9%):
160,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(a) 162,400
220,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
11/24/24 @ 102.88(a) 116,600
185,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(a) 190,550
680,000 eG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(a) 720,800
215,000 MEG Energy Corp., 7.13%, 2/1/27, Callable 8/2/24
@ 101.78(a) 217,687
2,500,000 Petroleos Mexicanos, 4.50%, 1/23/26 2,365,625
246,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 215,865
4,920,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 3,954,450
530,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 441,225
2,228,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,470,480
5,000,000 Petroleos Mexicanos, 6.35%, 2/12/48 3,187,500
336,000 Petroleos Mexicanos, 6.95%, 1/28/60, Callable
7/28/59 @ 100 219,240
255,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(a) 266,794
45,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 8/2/24
@ 103.44(a) 43,763
273,375 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
8/2/24 @ 101.72(a) 273,033
153,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(a) 160,650
14,006,662
Passenger Airlines (0.0%
†
):
240,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 7.88%, 5/1/27, Callable 8/2/24 @
103.94^(a) 210,600
215,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(a) 168,506
379,106
Pharmaceuticals (0.1%):
570,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
8/2/24 @ 100(a) 530,100
97,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(a) 86,330
19,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(a) 14,487
630,917
Software (0.0%
†
):
205,000 Elastic NV, 4.13%, 7/15/29, Callable 8/2/24 @
102.06(a) 187,575
60,000 Open Text Corp., 3.88%, 2/15/28, Callable 8/2/24
@ 100.97(a) 55,350
305,000 Open Text Corp., 3.88%, 12/1/29, Callable 12/1/24
@ 101.94(a) 272,594
515,519
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond (0.3%):
$ 900,000 Dominican Republic International Bond, 5.50%,
1/27/25(a) $ 898,875
3,150,000 Dominican Republic International Bond, 6.00%,
7/19/28(a) 3,126,375
200,000 Saudi Government International Bond, 3.25%,
10/22/30(a) 179,311
200,000 Saudi Government International Bond, 4.50%,
4/22/60(a) 160,457
4,365,018
Technology Hardware, Storage & Peripherals (0.0%
†
):
115,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 123,338
Transportation Infrastructure (0.0%
†
):
355,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/2/24 @
102.75(a) 313,731
Wireless Telecommunication Services (0.1%):
450,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 7/15/24 @ 103.13(a) 432,563
295,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(a) 253,331
685,894
Total Yankee Debt Obligations (Cost $74,470,122) 68,393,578
U.S. Government Agency Mortgages (12.8%):
Federal Home Loan Mortgage Corporation (3.4%):
15,185 2.50%, 6/1/31, Pool #G18604 14,247
20,981 2.50%, 6/1/31, Pool #J34501 19,474
26,361 2.50%, 7/1/31, Pool #V61246 24,054
44,002 2.50%, 8/1/31, Pool #V61273 40,055
119,286 3.50%, 3/1/32, Pool #C91403 112,023
373,932 3.50%, 7/1/32, Pool #C91467 351,154
95,745 2.50%, 12/1/32, Pool #G18669 88,895
22,116 2.50%, 3/1/33, Pool #G18680 20,457
87,448 3.00%, 4/1/33, Pool #G18684 81,932
27,933 3.00%, 5/1/33, Pool #G16550 26,241
72,615 2.50%, 7/1/33, Pool #G16661 67,371
20,243 3.00%, 4/1/34, Pool #G16829 19,297
109,224 3.50%, 10/1/34, Pool #C91793 101,646
363,213 3.00%, 5/1/35, Pool #SB0836 339,190
2,638,091 2.00%, 6/1/35, Pool #QN2416 2,342,771
411,620 1.50%, 8/1/35, Pool #SB8066 353,571
493,520 1.50%, 11/1/35, Pool #SB8073 423,912
36,086 1.50%, 11/1/35, Pool #QN4142 30,997
15,033 1.50%, 12/1/35, Pool #SB8078 12,913
475,590 1.50%, 1/1/36, Pool #SB8083 408,499
26,901 1.50%, 2/1/36, Pool #SB8088 23,027
854,743 1.50%, 2/1/36, Pool #RC1756 734,064
17,072 1.50%, 3/1/36, Pool #SB8092 14,613
29,337 1.50%, 4/1/36, Pool #SB8097 25,112
579,726 2.00%, 5/1/36, Pool #QN6400 511,859
1,047,227 2.00%, 6/1/36, Pool #SB8107 924,634
30,526 1.50%, 6/1/36, Pool #SB8106 26,130
2,786,069 2.50%, 7/1/36, Pool #SB0535 2,540,600
26,389 1.50%, 7/1/36, Pool #SB8110 22,567
18,649 1.50%, 8/1/36, Pool #SB8114 15,948
390,790 1.50%, 12/1/36, Pool #SB8131 334,192
799,666 2.50%, 3/1/37, Pool #RC2527 725,597
315,164 4.00%, 5/1/37, Pool #C91938 300,669

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
25
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 23,534 2.50%, 6/1/40, Pool #QK0306 $ 20,652
144,404 4.00%, 11/1/40, Pool #A95150 135,630
29,910 1.50%, 12/1/40, Pool #RB5089 23,940
49,859 1.50%, 2/1/41, Pool #RB5099 40,531
448,094 2.00%, 3/1/41, Pool #SC0136 371,269
50,500 1.50%, 3/1/41, Pool #RB5104 41,051
50,294 1.50%, 4/1/41, Pool #RB5107 40,882
18,453 2.00%, 4/1/41, Pool #RB5108 15,516
668,443 2.00%, 7/1/41, Pool #SC0162 553,715
19,170 2.00%, 7/1/41, Pool #RB5118 16,186
20,033 2.00%, 10/1/41, Pool #RB5131 16,915
82,507 2.50%, 10/1/41, Pool #RB5132 71,062
148,297 2.00%, 11/1/41, Pool #QK1180 125,210
311,532 2.00%, 11/1/41, Pool #RB5135 263,036
156,667 2.50%, 1/1/42, Pool #RB5142 134,929
75,232 3.50%, 7/1/42, Pool #ZA1231 69,136
167,890 3.50%, 7/1/42, Pool #ZA1228 154,284
217,693 3.50%, 9/1/42, Pool #ZL3774 192,563
210,738 4.50%, 10/1/42, Pool #RB5189 203,600
65,969 3.50%, 11/1/42, Pool #ZL4397 60,623
130,751 4.50%, 12/1/42, Pool #RB5198 126,320
401,371 3.50%, 1/1/44, Pool #G07922 363,509
203,250 3.50%, 1/1/44, Pool #G60271 183,982
51,043 4.00%, 2/1/45, Pool #G07949 49,190
48,530 3.50%, 11/1/45, Pool #Q37467 43,961
5,712 4.00%, 4/1/46, Pool #Q39975 5,432
11,835 4.00%, 4/1/46, Pool #V82292 11,241
97,931 3.50%, 9/1/46, Pool #Q43257 88,372
152,216 3.00%, 12/1/46, Pool #G60989 131,912
4,416 4.50%, 12/1/46, Pool #Q45028 4,288
4,568 4.50%, 1/1/47, Pool #Q45635 4,435
8,405 4.50%, 2/1/47, Pool #Q46222 8,106
423,924 2.50%, 4/1/47, Pool #SD0978 346,648
15,844 4.50%, 5/1/47, Pool #Q47935 15,280
7,409 4.50%, 5/1/47, Pool #Q47942 7,145
23,277 4.50%, 5/1/47, Pool #Q48095 22,448
192,585 4.00%, 6/1/47, Pool #Q48877 179,335
31,317 4.50%, 6/1/47, Pool #Q48759 30,202
14,020 4.50%, 7/1/47, Pool #Q49393 13,521
71,431 4.50%, 12/1/47, Pool #Q53017 67,995
23,357 4.00%, 2/1/48, Pool #G61343 22,059
11,240 4.00%, 2/1/48, Pool #Q54499 10,407
39,919 4.50%, 4/1/48, Pool #Q55660 38,002
12,796 4.50%, 4/1/48, Pool #Q55500 12,182
19,770 4.50%, 4/1/48, Pool #Q55724 18,819
83,892 4.00%, 5/1/48, Pool #Q55992 77,675
25,974 4.50%, 5/1/48, Pool #Q55839 24,726
124,207 4.00%, 6/1/48, Pool #G67713 117,112
40,581 4.00%, 7/1/48, Pool #Q59935 38,593
21,155 4.50%, 10/1/48, Pool #G67716 20,301
128,732 3.00%, 6/1/49, Pool #ZT2090 111,106
589,869 4.50%, 7/1/49, Pool #RA1171 567,143
130,106 3.00%, 4/1/50, Pool #QA9049 112,071
306,500 2.00%, 6/1/50, Pool #RA2677 242,786
279,778 2.50%, 8/1/50, Pool #SD0430 232,291
386,184 2.50%, 11/1/50, Pool #SD7530 321,064
27,834 3.00%, 11/1/50, Pool #SD8108 24,005
238,112 3.00%, 12/1/50, Pool #SD8115 205,360
1,952,619 2.50%, 2/1/51, Pool #SD7535 1,623,423
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 329,578 2.50%, 2/1/51, Pool #RA4575 $ 271,570
313,499 2.50%, 3/1/51, Pool #RA4749 258,320
4,557,302 1.50%, 4/1/51, Pool #SD8139 3,397,945
1,181,910 2.00%, 5/1/51, Pool #SD7541 943,706
1,911,214 2.50%, 5/1/51, Pool #SD7540 1,586,533
40,978 2.00%, 5/1/51, Pool #QC1514 32,317
70,364 3.00%, 5/1/51, Pool #RA5267 60,281
1,670,760 2.50%, 7/1/51, Pool #SD3095 1,364,229
24,100 2.00%, 7/1/51, Pool #QC4163 19,082
315,177 2.50%, 7/1/51, Pool #RA5574 259,967
409,979 3.00%, 9/1/51, Pool #QC7496 351,140
376,697 3.00%, 9/1/51, Pool #QC6608 321,390
79,517 3.00%, 9/1/51, Pool #RA5901 68,108
406,114 3.00%, 10/1/51, Pool #QC9077 347,852
615,132 2.00%, 10/1/51, Pool #RA6076 486,346
91,328 3.00%, 11/1/51, Pool #RA6347 78,233
375,445 2.00%, 11/1/51, Pool #RA6302 296,175
1,104,792 2.00%, 11/1/51, Pool #RA6241 873,489
424,814 3.00%, 11/1/51, Pool #QD1240 363,848
1,921,765 2.50%, 12/1/51, Pool #RA6435 1,585,115
136,341 2.50%, 12/1/51, Pool #SD8183 111,774
402,952 3.00%, 12/1/51, Pool #QD3200 345,132
2,214,877 2.50%, 12/1/51, Pool #QD3226 1,808,081
432,768 2.00%, 12/1/51, Pool #RA6510 342,646
579,203 2.50%, 12/1/51, Pool #RA6434 478,117
240,666 3.00%, 1/1/52, Pool #QD5561 204,725
357,197 3.00%, 1/1/52, Pool #RA6604 305,965
930,797 2.00%, 2/1/52, Pool #SD8193 728,045
160,286 3.50%, 2/1/52, Pool #RA6799 142,537
938,857 2.00%, 2/1/52, Pool #RA6824 743,555
95,513 3.50%, 2/1/52, Pool #RA6700 85,303
958,435 2.00%, 2/1/52, Pool #RA6823 757,962
63,805 2.00%, 3/1/52, Pool #SD4526 49,836
606,122 3.50%, 3/1/52, Pool #RA6949 542,269
1,106,840 3.50%, 3/1/52, Pool #RA6987 986,458
2,182,964 3.00%, 3/1/52, Pool #RA6988 1,869,969
111,935 2.00%, 3/1/52, Pool #SD8199 87,569
225,883 3.00%, 3/1/52, Pool #SD2219 194,514
649,060 3.50%, 3/1/52, Pool #RA6950 579,430
175,413 3.50%, 4/1/52, Pool #SD0927 157,545
294,506 3.00%, 5/1/52, Pool #RA7375 252,268
654,575 2.00%, 6/1/52, Pool #SD8218 511,921
25,838 5.00%, 7/1/52, Pool #RA7617 25,032
224,225 2.50%, 7/1/52, Pool #SD3227 183,096
620,226 3.00%, 7/1/52, Pool #SD8225 527,740
71,444 3.00%, 8/1/52, Pool #SD8235 60,791
173,370 5.00%, 9/1/52, Pool #SD1572 169,946
712,703 4.00%, 10/1/52, Pool #SD1772 661,679
275,228 5.00%, 11/1/52, Pool #SD1862 268,716
624,422 5.00%, 12/1/52, Pool #SD1924 610,926
1,872,541 5.50%, 5/1/53, Pool #RA9058 1,868,051
232,097 6.00%, 6/1/53, Pool #RA9276 236,519
197,385 6.00%, 6/1/53, Pool #RA9278 200,062
200,805 6.00%, 6/1/53, Pool #RA9277 203,752
940,154 5.50%, 6/1/53, Pool #RA9161 935,520
780,900 5.50%, 3/1/54, Pool #RJ1067 771,033
1,092,253 5.50%, 4/1/54, Pool #SD8420 1,077,480
620,956 5.00%, 6/1/54, Pool #SD8437 600,102
51,802,600

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
26
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association (6.5%):
$ 22,893 2.50%, 5/1/31, Pool #BC0919 $ 21,532
32,168 2.50%, 8/1/31, Pool #BC2778 30,255
22,723 2.50%, 10/1/31, Pool #AS8010 21,280
150,571 2.50%, 1/1/32, Pool #BE3032 141,330
26,672 2.50%, 9/1/32, Pool #MA3124 24,764
13,730 3.00%, 3/1/33, Pool #BM4614 12,853
507,083 2.00%, 10/1/35, Pool #BK5705 450,305
14,803 1.50%, 11/1/35, Pool #MA4178 12,715
14,462 1.50%, 11/1/35, Pool #FM4368 12,433
15,018 1.50%, 12/1/35, Pool #FM4701 12,911
25,197 1.50%, 12/1/35, Pool #MA4205 21,642
471,675 1.50%, 1/1/36, Pool #MA4228 405,136
20,645 1.50%, 2/1/36, Pool #FM5367 17,717
168,479 1.50%, 2/1/36, Pool #FM6507 144,213
22,989 1.50%, 2/1/36, Pool #MA4260 19,679
27,321 1.50%, 3/1/36, Pool #BR4700 23,386
28,287 1.50%, 3/1/36, Pool #MA4278 24,213
16,949 1.50%, 3/1/36, Pool #FM6804 14,509
210,867 1.50%, 4/1/36, Pool #MA4302 180,491
28,550 1.50%, 4/1/36, Pool #FM6100 24,500
17,365 1.50%, 5/1/36, Pool #MA4328 14,864
243,133 6.00%, 5/1/36, Pool #745512 248,760
30,293 1.50%, 5/1/36, Pool #BR1069 25,931
303,606 2.00%, 6/1/36, Pool #BP3507 268,067
30,027 1.50%, 6/1/36, Pool #MA4359 25,701
31,569 1.50%, 6/1/36, Pool #BR2059 27,000
21,358 1.50%, 7/1/36, Pool #MA4382 18,265
1,121,577 2.00%, 7/1/36, Pool #MA4383 988,442
31,297 1.50%, 8/1/36, Pool #MA4402 26,726
46,062 2.50%, 9/1/36, Pool #MA4419 41,655
32,358 1.50%, 9/1/36, Pool #MA4417 27,671
1,913,828 2.50%, 11/1/36, Pool #CB2246 1,746,953
367,381 2.50%, 12/1/36, Pool #MA4498 332,227
104,121 2.00%, 12/1/36, Pool #BU1384 91,517
429,792 4.50%, 5/1/39, Pool #FM1194 422,280
850,000 2.00%, 7/25/39, TBA 746,141
36,199 2.50%, 3/1/40, Pool #FM2646 31,950
26,940 2.50%, 5/1/40, Pool #MA4016 23,776
149,815 2.00%, 10/1/40, Pool #FM4644 124,421
145,267 2.50%, 11/1/40, Pool #FM9485 124,365
809,240 2.00%, 11/1/40, Pool #MA4176 681,984
45,930 1.50%, 11/1/40, Pool #MA4175 36,764
56,856 2.00%, 12/1/40, Pool #FM5042 47,401
9,763 3.50%, 12/1/40, Pool #AH1556 9,006
46,143 1.50%, 12/1/40, Pool #MA4202 36,934
16,478 2.00%, 12/1/40, Pool #MA4204 13,886
48,339 1.50%, 1/1/41, Pool #MA4231 38,691
115,799 2.50%, 2/1/41, Pool #MA4269 99,714
49,620 1.50%, 2/1/41, Pool #MA4266 40,336
17,571 2.00%, 2/1/41, Pool #MA4268 14,775
50,563 1.50%, 3/1/41, Pool #MA4286 41,102
18,018 2.00%, 3/1/41, Pool #MA4287 15,151
186,926 2.00%, 4/1/41, Pool #CB0116 154,861
107,668 2.50%, 4/1/41, Pool #MA4312 92,708
18,692 2.00%, 4/1/41, Pool #MA4311 15,717
45,331 2.50%, 5/1/41, Pool #CB0469 38,824
290,452 2.00%, 5/1/41, Pool #MA4333 244,222
136,764 2.00%, 6/1/41, Pool #FM7891 113,300
19,271 2.00%, 6/1/41, Pool #MA4364 16,204
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 160,293 2.50%, 7/1/41, Pool #CB1076 $ 138,138
126,746 2.00%, 7/1/41, Pool #FM8066 107,018
181,963 2.00%, 7/1/41, Pool #CB1069 150,495
272,610 2.00%, 7/1/41, Pool #CB1071 231,680
73,919 2.50%, 7/1/41, Pool #CB2014 63,647
19,282 2.00%, 8/1/41, Pool #FM8410 16,279
168,033 2.00%, 8/1/41, Pool #FM8334 141,876
165,985 2.00%, 8/1/41, Pool #CB1337 141,064
233,125 2.00%, 8/1/41, Pool #FM8393 196,843
270,555 2.50%, 8/1/41, Pool #CB1342 233,154
124,983 2.00%, 9/1/41, Pool #FM8862 105,514
132,412 2.50%, 9/1/41, Pool #FM8850 111,912
123,490 2.00%, 10/1/41, Pool #CB1837 104,945
152,616 2.50%, 10/1/41, Pool #CB1842 131,513
263,885 2.00%, 10/1/41, Pool #FM9396 222,776
19,794 2.00%, 10/1/41, Pool #MA4446 16,713
72,666 2.00%, 10/1/41, Pool #BQ6615 61,354
234,484 2.00%, 11/1/41, Pool #CB2110 199,271
104,209 2.50%, 11/1/41, Pool #MA4475 89,755
74,943 2.00%, 11/1/41, Pool #BU6530 63,280
334,366 2.00%, 11/1/41, Pool #BQ6743 282,301
161,169 2.50%, 11/1/41, Pool #FM9558 136,211
291,176 2.00%, 11/1/41, Pool #FS0106 240,540
100,928 2.00%, 12/1/41, Pool #FM9851 85,776
195,334 2.00%, 12/1/41, Pool #BU7091 164,925
4,273,951 2.00%, 5/1/42, Pool #FS4603 3,605,728
380,786 4.50%, 9/1/42, Pool #MA4766 367,892
27,907 4.00%, 10/1/43, Pool #BM1167 26,376
209,169 4.50%, 3/1/44, Pool #AV0957 203,216
128,362 4.50%, 7/1/44, Pool #AS3062 125,422
103,886 4.50%, 12/1/44, Pool #AS4176 100,198
79,421 4.00%, 5/1/45, Pool #AZ1207 73,514
35,481 4.00%, 6/1/45, Pool #AY8126 33,237
111,680 4.00%, 6/1/45, Pool #AY8096 103,376
20,347 4.00%, 12/1/45, Pool #AS6352 19,061
6,782 4.50%, 1/1/46, Pool #AY3890 6,499
48,809 4.00%, 2/1/46, Pool #BC1578 45,367
52,258 4.50%, 3/1/46, Pool #BM4548 50,712
2,840 4.50%, 3/1/46, Pool #BC0287 2,757
198,444 4.00%, 4/1/46, Pool #AL8468 186,478
17,531 4.00%, 4/1/46, Pool #AS7024 16,502
73,087 3.00%, 5/1/46, Pool #BC0887 63,433
22,050 4.50%, 6/1/46, Pool #BD1238 21,146
140,531 4.00%, 6/1/46, Pool #AL9282 130,614
74,580 4.00%, 7/1/46, Pool #BC1443 69,882
25,093 4.00%, 9/1/46, Pool #BD1489 23,325
85,803 4.00%, 9/1/46, Pool #BC2843 80,398
37,941 4.50%, 10/1/46, Pool #BE1671 36,409
178,082 3.00%, 10/1/46, Pool #AL9371 154,714
79,969 4.00%, 10/1/46, Pool #BC4754 74,931
12,220 4.00%, 10/1/46, Pool #BD7599 11,358
221,819 3.00%, 11/1/46, Pool #AL9547 192,512
48,213 4.50%, 11/1/46, Pool #BE2386 46,810
227,229 3.00%, 11/1/46, Pool #BC9026 197,212
96,823 4.50%, 12/1/46, Pool #BE4488 94,006
210,324 3.50%, 12/1/46, Pool #BC9077 190,579
4,494 4.50%, 12/1/46, Pool #BC9079 4,363
639,447 3.50%, 12/1/46, Pool #BM5096 589,273
17,471 4.50%, 1/1/47, Pool #BE7087 16,773

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
27
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 27,772 4.50%, 1/1/47, Pool #BE6506 $ 26,630
225,925 2.50%, 2/1/47, Pool #FS0594 184,528
45,710 4.50%, 2/1/47, Pool #BE8498 43,755
299,006 4.00%, 2/1/47, Pool #AL9779 278,628
46,535 2.50%, 3/1/47, Pool #FS0976 38,054
82,849 3.00%, 3/1/47, Pool #BM3114 71,980
38,339 4.00%, 5/1/47, Pool #BM1277 35,810
5,000 4.00%, 6/1/47, Pool #BH4269 4,670
12,330 4.50%, 6/1/47, Pool #BH0561 11,824
8,218 4.50%, 6/1/47, Pool #BE9387 7,890
42,954 4.50%, 6/1/47, Pool #BE3663 41,238
21,198 4.00%, 7/1/47, Pool #AS9968 19,800
36,596 4.50%, 7/1/47, Pool #BE3749 35,134
40,394 4.00%, 4/1/48, Pool #BM3700 37,730
18,058 4.50%, 4/1/48, Pool #BJ5454 17,530
5,890 4.50%, 5/1/48, Pool #BJ5507 5,717
212,090 4.50%, 10/1/48, Pool #CA2432 203,782
246,109 4.50%, 12/1/48, Pool #CA2797 236,662
141,409 4.50%, 9/1/49, Pool #FM1534 135,959
203,139 4.00%, 11/1/49, Pool #CA4628 189,850
150,196 3.00%, 1/1/50, Pool #MA3905 129,627
107,361 3.00%, 1/1/50, Pool #CA5019 92,473
580,186 3.50%, 1/1/50, Pool #FS3728 533,589
436,998 4.00%, 3/1/50, Pool #FM3663 405,564
114,298 3.00%, 4/1/50, Pool #MA3991 98,574
79,788 2.00%, 7/1/50, Pool #FM3897 63,205
113,100 2.00%, 7/1/50, Pool #CA6275 89,866
515,829 3.00%, 8/1/50, Pool #FM6118 439,822
117,298 3.00%, 9/1/50, Pool #CA6998 100,014
44,670 3.00%, 9/1/50, Pool #FM4317 38,517
136,949 2.50%, 10/1/50, Pool #CA7229 113,706
116,510 2.00%, 10/1/50, Pool #CA7323 93,136
42,343 3.00%, 11/1/50, Pool #MA4184 36,519
78,865 2.00%, 11/1/50, Pool #CA7616 62,345
389,204 3.00%, 12/1/50, Pool #MA4211 335,679
128,502 3.00%, 12/1/50, Pool #FM7827 110,798
192,662 2.50%, 1/1/51, Pool #FM5651 159,177
213,270 3.00%, 1/1/51, Pool #MA4239 183,942
1,939,244 2.00%, 3/1/51, Pool #MA4281 1,522,602
1,889,377 2.00%, 4/1/51, Pool #MA4305 1,483,447
4,116,650 3.00%, 4/1/51, Pool #BR9775 3,526,479
928,259 2.50%, 4/1/51, Pool #FM6540 779,284
420,529 2.50%, 5/1/51, Pool #CB0388 346,508
521,388 3.00%, 5/1/51, Pool #CB0531 446,674
781,561 2.00%, 5/1/51, Pool #FM7751 610,453
413,058 2.50%, 5/1/51, Pool #MA4326 337,649
198,820 2.50%, 5/1/51, Pool #CB0511 163,819
1,160,624 3.00%, 6/1/51, Pool #CB0850 1,002,382
462,365 3.00%, 7/1/51, Pool #FM8077 396,086
40,960 2.00%, 7/1/51, Pool #BQ1010 32,385
19,313 2.00%, 7/1/51, Pool #BT1461 15,292
33,607 2.00%, 7/1/51, Pool #FM8194 26,347
724,020 2.50%, 7/1/51, Pool #CB0997 597,213
90,889 2.50%, 8/1/51, Pool #MA4399 74,510
612,471 2.00%, 9/1/51, Pool #FM8730 478,478
326,650 2.50%, 9/1/51, Pool #CB1549 270,910
440,713 2.00%, 10/1/51, Pool #CB1799 348,830
864,751 2.50%, 10/1/51, Pool #MA4438 708,913
41,185 3.00%, 10/1/51, Pool #CB1878 35,142
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 586,353 2.00%, 10/1/51, Pool #CB1801 $ 464,264
1,089,871 2.50%, 11/1/51, Pool #MA4466 893,452
1,155,471 2.50%, 11/1/51, Pool #FM9501 955,919
469,032 2.00%, 11/1/51, Pool #FM9539 371,358
741,198 2.00%, 11/1/51, Pool #FM9568 587,499
458,835 2.50%, 11/1/51, Pool #FM9517 378,752
352,028 2.50%, 11/1/51, Pool #FM9505 290,579
800,925 2.50%, 12/1/51, Pool #CB2289 661,122
333,190 2.50%, 12/1/51, Pool #CB2320 276,331
258,758 2.00%, 12/1/51, Pool #CB2347 205,095
255,406 2.00%, 12/1/51, Pool #CB2348 202,221
389,777 3.00%, 12/1/51, Pool #BT9503 333,845
313,727 2.50%, 12/1/51, Pool #CB2376 258,766
359,705 2.50%, 12/1/51, Pool #CB2321 296,917
337,263 2.00%, 12/1/51, Pool #CB2350 266,646
948,056 2.00%, 12/1/51, Pool #CB2349 750,608
1,424,819 2.50%, 12/1/51, Pool #FM9865 1,181,642
89,542 3.00%, 12/1/51, Pool #FM9777 77,117
1,706,181 2.50%, 1/1/52, Pool #FS1648 1,398,581
82,042 3.50%, 1/1/52, Pool #CB2679 73,153
136,739 2.50%, 1/1/52, Pool #MA4512 112,096
302,298 3.50%, 1/1/52, Pool #MA4514 269,715
244,106 3.00%, 1/1/52, Pool #CB2662 209,805
68,299 2.00%, 1/1/52, Pool #BQ7041 53,536
1,431,596 2.00%, 1/1/52, Pool #FS0286 1,133,443
624,724 2.00%, 1/1/52, Pool #FS0288 493,447
831,977 3.00%, 2/1/52, Pool #FS0631 713,928
892,022 2.00%, 2/1/52, Pool #CB3066 699,822
196,240 2.00%, 2/1/52, Pool #CB2765 154,858
1,495,457 2.00%, 2/1/52, Pool #CB2842 1,176,464
90,089 3.00%, 2/1/52, Pool #CB2886 77,582
266,882 3.50%, 2/1/52, Pool #CB2906 237,121
175,604 3.50%, 2/1/52, Pool #CB2905 156,777
364,573 2.50%, 3/1/52, Pool #BV4139 300,023
299,021 3.00%, 3/1/52, Pool #FS0831 254,778
594,907 3.00%, 3/1/52, Pool #BV0350 509,639
462,580 3.50%, 3/1/52, Pool #CB3128 413,878
133,722 2.00%, 3/1/52, Pool #CB3155 104,593
385,983 3.50%, 3/1/52, Pool #CB3174 343,586
650,552 4.00%, 4/1/52, Pool #FS1647 600,866
996,092 2.00%, 4/1/52, Pool #FS6892 778,018
875,905 2.50%, 4/1/52, Pool #FS4712 715,255
26,862 2.50%, 4/1/52, Pool #CB3356 21,933
2,476,893 2.50%, 4/1/52, Pool #FS1746 2,022,608
791,354 3.00%, 5/1/52, Pool #FS4815 673,531
704,629 3.00%, 6/1/52, Pool #FS6788 599,737
1,410,547 2.50%, 6/1/52, Pool #FS6034 1,151,814
1,476,790 4.50%, 8/1/52, Pool #CB4387 1,397,071
33,322 4.50%, 9/1/52, Pool #BW7712 31,455
223,660 4.50%, 10/1/52, Pool #BX0507 211,118
44,574 5.00%, 10/1/52, Pool #CB4893 43,693
358,886 2.00%, 10/1/52, Pool #FS5324 280,758
665,665 4.50%, 10/1/52, Pool #CB4891 627,943
363,113 5.50%, 10/1/52, Pool #CB4843 359,486
448,663 5.00%, 11/1/52, Pool #CB5128 440,382
136,888 5.00%, 11/1/52, Pool #FS3295 134,371
259,441 5.00%, 11/1/52, Pool #FS3248 254,317
320,272 5.00%, 12/1/52, Pool #MA4841 309,827
138,002 5.00%, 12/1/52, Pool #CB5273 135,274

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
28
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 499,565 2.50%, 5/1/53, Pool #FS4919 $ 408,451
284,390 6.00%, 6/1/53, Pool #CB6539 288,563
367,688 6.00%, 6/1/53, Pool #CB6538 374,687
743,002 5.50%, 6/1/53, Pool #CB6527 739,340
1,536,142 5.50%, 4/1/54, Pool #CB8330 1,516,762
6,575,955 6.50%, 5/1/54, Pool #MA5355 6,694,634
1,175,000 2.50%, 7/25/54, TBA 958,359
450,000 3.00%, 7/25/54, TBA 382,500
6,250,000 3.50%, 7/25/54, TBA 5,527,344
8,375,000 2.00%, 7/25/54, TBA 6,537,734
1,100,000 4.50%, 7/25/54, TBA 1,036,578
12,300,000 2.00%, 8/25/54, TBA 9,611,297
99,247,000
Government National Mortgage Association (2.9%):
14,581 4.00%, 10/20/40, Pool #4833 13,770
43,973 4.00%, 1/20/41, Pool #4922 41,529
48,426 4.00%, 8/15/41, Pool #430354 45,723
505,447 4.00%, 1/20/42, Pool #5280 479,346
69,467 4.00%, 11/20/42, Pool #MA0535 65,967
165,237 3.00%, 12/20/42, Pool #AA5872 144,692
20,376 3.50%, 3/20/43, Pool #AD8884 18,651
109,942 3.00%, 3/20/43, Pool #AA6146 97,728
46,608 3.00%, 3/20/43, Pool #AD8812 41,256
8,045 3.50%, 4/20/43, Pool #AB9891 7,363
21,351 3.50%, 4/20/43, Pool #AD9075 19,542
43,379 4.00%, 5/20/46, Pool #MA3664 41,072
218,710 3.00%, 12/20/46, Pool #MA4126 193,591
40,681 4.00%, 1/15/47, Pool #AX5857 38,443
35,588 4.00%, 1/15/47, Pool #AX5831 33,262
310,358 3.00%, 1/20/47, Pool #MA4195 274,712
128,670 4.00%, 3/20/47, Pool #MA4322 121,080
21,922 4.00%, 4/20/47, Pool #MA4383 20,629
71,775 4.00%, 4/20/47, Pool #784303 67,215
73,173 4.00%, 4/20/47, Pool #784304 68,526
15,425 3.50%, 2/20/48, Pool #MA5019 13,933
11,939 4.00%, 4/20/48, Pool #BG7744 11,308
11,202 4.00%, 4/20/48, Pool #BG3507 10,610
2,622 3.50%, 12/20/49, Pool #BR8987 2,398
5,996 3.50%, 12/20/49, Pool #BR8985 5,387
2,702 3.50%, 12/20/49, Pool #BR8984 2,435
7,045,413 2.00%, 10/20/50, Pool #MA6930 5,703,639
7,185,059 2.00%, 11/20/50, Pool #MA6994 5,817,700
880,359 2.00%, 12/20/50, Pool #MA7051 712,134
1,081,780 2.00%, 1/20/51, Pool #MA7135 875,665
1,627,649 2.00%, 2/20/51, Pool #MA7192 1,316,740
994,717 2.50%, 7/20/51, Pool #MA7472 836,132
189,705 2.50%, 8/20/51, Pool #785575 158,076
818,443 2.50%, 9/20/51, Pool #MA7589 687,570
166,508 2.50%, 9/20/51, Pool #785616 138,228
61,214 2.50%, 12/20/51, Pool #MA7767 51,435
223,324 2.50%, 12/20/51, Pool #785792 186,086
1,002,009 2.50%, 1/20/52, Pool #MA7827 841,608
5,553,138 3.00%, 3/20/52, Pool #MA7937 4,837,803
955,229 2.50%, 5/20/52, Pool #MA8042 802,008
5,947,276 2.50%, 6/20/52, Pool #MA8097 4,995,057
1,513,202 3.00%, 6/20/52, Pool #MA8098 1,317,982
991,296 3.50%, 7/20/52, Pool #MA8149 891,025
2,304,617 3.50%, 9/20/52, Pool #MA8266 2,071,564
1,694,885 3.50%, 10/20/52, Pool #MA8345 1,522,317
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 1,218,365 4.00%, 10/20/52, Pool #MA8346 $ 1,126,520
3,110,614 4.50%, 4/20/53, Pool #MA8799 2,958,742
812,350 5.00%, 9/20/53, Pool #MA9170 790,935
397,461 6.50%, 11/20/53, Pool #MA9307 403,220
798,086 5.00%, 3/20/54, Pool #MA9540 776,987
781,515 5.00%, 4/20/54, Pool #MA9604 760,853
467,929 3.50%, 5/20/54, Pool #MA9664 420,810
275,000 5.50%, 7/20/54, TBA 272,809
1,625,000 5.50%, 8/20/54, TBA 1,611,289
44,765,102
Total U.S. Government Agency Mortgages (Cost $207,933,380) 195,814,702
U.S. Treasury Obligations (16.0%):
U.S. Treasury Bonds (8.5%):
32,428,000 1.75%, 8/15/41 21,412,614
3,796,700 3.38%, 8/15/42 3,207,025
1,605,300 3.00%, 2/15/47 1,230,061
34,653,000 2.00%, 8/15/51 20,813,458
6,906,000 1.88%, 11/15/51 4,007,638
7,300,000 2.25%, 2/15/52 4,649,188
3,500,000 2.88%, 5/15/52 2,564,844
15,000,000 3.63%, 2/15/53 12,759,375
27,993,000 4.13%, 8/15/53 26,068,481
4,200,000 4.25%, 2/15/54 3,999,844
27,400,000 4.63%, 5/15/54 27,781,031
128,493,559
U.S. Treasury Notes (7.5%):
11,400,000 4.00%, 1/31/31 11,170,219
25,300,000 4.25%, 2/28/31 25,153,734
19,672,000 2.88%, 5/15/32 17,723,243
8,600,000 4.13%, 11/15/32 8,456,219
32,000,000 3.50%, 2/15/33 29,990,000
12,800,000 3.38%, 5/15/33 11,864,000
3,276,000 3.88%, 8/15/33 3,152,126
7,400,000 4.00%, 2/15/34 7,184,937
114,694,478
Total U.S. Treasury Obligations (Cost $282,220,349) 243,188,037
Shares
Unaffiliated Investment Companies (3.0%):
Money Market Funds (3.0%):
5,867,620 BlackRock Liquidity FedFund, Institutional Class,
5.17%(d)(e) 5,867,620
39,646,831 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(e) 39,646,831
Total Unaffiliated Investment Companies (Cost $45,514,451) 45,514,451
Total Investment Securities
(Cost $1,468,227,881) — 101.6% 1,547,493,624
Net other assets (liabilities) — (1.6)% (23,906,998)
Net Assets — 100.0% $ 1,523,586,626

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
29
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $5,596,349.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30,
2024.
(d) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(e) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 12 $ 3,312,900 $ 10,566
$ 10,566

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
30
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 1,466,852,276
Investments in affiliates, at cost 1,375,605
Investments in non-affiliates, at value(a) $ 1,546,111,877
Investments in affiliates, at value 1,381,747
Cash 414,774
Deposit at broker for futures contracts collateral 177,000
Interest and dividends receivable 11,415,395
Receivable for investments sold 623,649
Receivable for TBA investments sold 22,409,033
Prepaid expenses 3,661
Reclaims receivable 5,755
Total Assets 1,582,542,891
Liabilities:
Unrealized depreciation on forward currency contracts 11,344
Payable for investments purchased 2,278,736
Payable for TBA investments purchased 49,102,360
Payable for capital shares redeemed 751,582
Payable for collateral received on loaned securities 5,867,620
Payable for variation margin on futures contracts 15,940
Management fees payable 498,194
Administration fees payable 66,442
Distribution fees payable 295,753
Custodian fees payable 10,427
Administrative and compliance services fees payable 3,550
Transfer agent fees payable 2,647
Trustee fees payable 7,157
Other accrued liabilities 44,513
Total Liabilities 58,956,265
Commitments and contingent liabilities^
Net Assets
$ 1,523,586,626
Net Assets Consist of:
Paid in capital $ 1,414,738,830
Total distributable earnings 108,847,796
Net Assets
$ 1,523,586,626
Class 1
Net Assets $ 83,837,156
Shares of beneficial interest (unlimited number of shares authorized, no par value) 9,263,860
Net Asset Value (offering and redemption price per share) $ 9.05
Class 2
Net Assets $ 1,439,749,470
Shares of beneficial interest (unlimited number of shares authorized, no par value) 97,715,176
Net Asset Value (offering and redemption price per share) $ 14.73
(a) Includes securities on loan of $5,596,349.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 19,055,904
Dividends 5,150,107
Income from securities lending 61,206
Foreign withholding tax (1,589)
Total Investment Income 24,265,628
Expenses:
Management fees 3,298,449
Administration fees 273,266
Distribution fees - Class 2 1,813,238
Custodian fees 21,203
Administrative and compliance services fees 7,469
Transfer agent fees 8,078
Trustee fees 32,116
Professional fees 42,507
Shareholder reports 8,558
Other expenses 18,658
Total expenses before reductions 5,523,542
Less expense contractually waived/reimbursed by the Manager (181,710)
Net expenses 5,341,832
Net Investment Income/(Loss)
18,923,796
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 37,999,738
Net realized gains/(losses) on futures contracts 508,174
Net realized gains/(losses) on securities sold short 16,013
Change in net unrealized appreciation/depreciation on securities and foreign currencies 35,323,564
Change in net unrealized appreciation/depreciation on futures contracts (90,614)
Net realized and Change in net unrealized gains/losses on
investments
73,756,875
Change in Net Assets Resulting From Operations
$ 92,680,671

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
31
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 18,923,796 $ 36,384,286
Net realized gains/(losses) on investments 38,523,925 (20,409,460)
Change in unrealized appreciation/depreciation on investments 35,232,950 187,110,676
Change in net assets resulting from operations 92,680,671 203,085,502
Distributions to Shareholders:
Class 1 — (2,521,779)
Class 2 — (23,910,456)
Change in net assets resulting from distributions to shareholders — (26,432,235)
Capital Transactions:
Class 1
Proceeds from shares issued 3,440 82,213
Proceeds from dividends reinvested — 2,521,779
Value of shares redeemed (6,403,509) (11,234,324)
Total Class 1 Shares (6,400,069) (8,630,332)
Class 2
Proceeds from shares issued 468,624 171,121,999
Proceeds from shares issued in merger — 62,128,067
Proceeds from dividends reinvested — 23,910,456
Value of shares redeemed (139,623,771) (243,821,463)
Total Class 2 Shares (139,155,147) 13,339,059
Change in net assets resulting from capital transactions (145,555,216) 4,708,727
Change in net assets (52,874,545) 181,361,994
Net Assets:
Beginning of period 1,576,461,171 1,395,099,177
End of period $ 1,523,586,626 $ 1,576,461,171
Share Transactions:
Class 1
Shares issued 396 10,255
Dividends reinvested — 326,233
Shares redeemed (733,267) (1,390,980)
Total Class 1 Shares (732,871) (1,054,492)
Class 2
Shares issued 32,720 13,579,385
Shares issued in merger — 4,953,915
Dividends reinvested — 1,896,150
Shares redeemed (9,816,443) (18,701,235)
Total Class 2 Shares (9,783,723) 1,728,215
Change in shares (10,516,594) 673,723
Amounts shown as “—” are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
32
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 8.51  $ 7.69  $ 10.29  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.12  0.21  0.17  0.07
Net Realized and Unrealized Gains/(Losses) on
Investments 0.42  0.86  (1.67) 0.52
Total from Investment Activities 0.54  1.07  (1.50) 0.59
Distributions to Shareholders From:
Net Investment Income —  (0.25) (0.14) (0.08)
Net Realized Gains —  —  (0.96) (0.22)
Total Dividends —  (0.25) (1.10) (0.30)
Net Asset Value, End of Period
$ 9.05  $ 8.51  $ 7.69  $ 10.29
Total Return
(b) 6.35%(c) 14.24% (14.40)% 6.03%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 83,837  $ 85,079  $ 85,004  $ 113,445
Net Investment Income/(Loss)(d) 2.70% 2.58% 1.95% 1.35%
Expenses Before Reductions(d)(e) 0.48% 0.48% 0.47% 0.51%
Expenses Net of Reductions(d) 0.46% 0.46% 0.46% 0.46%
Portfolio Turnover Rate(f) 30%(c) 61% 72% 115%(c)
Class 2
Net Asset Value, Beginning of Period
$ 13.87  $ 12.39  $ 15.81  $ 14.44  $ 13.45  $ 12.26
Investment Activities:
Net Investment Income/(Loss)(a) 0.17  0.30  0.24  0.19  0.26  0.31
Net Realized and Unrealized Gains/(Losses) on
Investments 0.69  1.40  (2.56) 1.48  1.51  1.76
Total from Investment Activities 0.86  1.70  (2.32) 1.67  1.77  2.07
Distributions to Shareholders From:
Net Investment Income —  (0.22) (0.14) (0.08) (0.35) (0.33)
Net Realized Gains —  —  (0.96) (0.22) (0.43) (0.55)
Total Dividends —  (0.22) (1.10) (0.30) (0.78) (0.88)
Net Asset Value, End of Period
$ 14.73  $ 13.87  $ 12.39  $ 15.81  $ 14.44  $ 13.45
Total Return
(b) 6.20%(c) 13.87% (14.56)% 11.65% 13.47% 17.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,439,749  $ 1,491,382  $ 1,310,095  $ 1,754,265  $ 558,527  $ 559,027
Net Investment Income/(Loss)(d) 2.45% 2.33% 1.70% 1.22% 1.92% 2.35%
Expenses Before Reductions(d)(e) 0.73% 0.73% 0.72% 0.80% 1.03% 1.02%
Expenses Net of Reductions(d) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Portfolio Turnover Rate(f) 30%(c) 61% 72% 115% 77% 77%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
33
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Multi-Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Structured Notes
The Fund may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
34
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
35
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $6,051 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $5,867,620 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2024, no collateral had been posted by the Fund to counterparties for TBAs.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $2.2 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
10,566 –
Futures Contracts Receivable for variation margin on futures contracts* $10,566 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
36
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with the Manager, (“FIAM” or the “Subadviser”) provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.43% of the first $20 billion of the Fund’s average daily net assets and 0.40% of the Fund’s average daily net assets over $20 billion. The annual rate due to the Subadviser from the Manager is 0.25% of the first $200 million of the Fund’s average daily net assets, 0.20% of the next $200 million of the Fund’s average daily net assets and 0.15% of the Fund’s average daily net assets over $400 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”
At June 30, 2024, the contractual reimbursements subject to repayment by the Fund in subsequent years were as follows:
The Fund has not recorded a commitment or contingent liability at June 30, 2024.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(508,174) 90,614
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 508,174 $ (90,614)
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 1 0.43% 0.46%
AZL Fidelity Institutional Asset Management Multi-Strategy Fund, Class 2 0.43% 0.71%
Expires
12/31/2024
Expires
12/31/2025
Expires
12/31/2026
Expires
12/31/2027 Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $564,106 $228,020 $323,102 $181,710 $1,296,938

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
37
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 644,047,603 $ — $ 334,537 $ 644,382,140
Warrants
+
88,424 — — 88,424
Asset Backed Securities — 9,292,214 — 9,292,214
Collateralized Mortgage Obligations — 85,428,120 — 85,428,120
Convertible Bonds — 1,183,107 — 1,183,107
Bank Loans — 1,959,476 — 1,959,476
Corporate Bonds
+
— 252,249,375 —
#
252,249,375
Yankee Debt Obligations
+
— 68,393,578 — 68,393,578
U.S. Government Agency Mortgages — 195,814,702 — 195,814,702
U.S. Treasury Obligations — 243,188,037 — 243,188,037
Unaffiliated Investment Companies 45,514,451 — — 45,514,45 1
Total Investment Securities 689,650,478 857,508,609 334,537 1,547,493,624
Other Financial Instruments:
*
Futures Contracts 10,566 — — 10,566
Total Investments $689,661,044 $857,508,609 $334,537 $1,547,504,190

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
38
(a)
Acquisition date represents the initial purchase date of the security.
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2024 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally presented in the financial statements at variation margin.
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $451,662,681 $621,841,315
Purchases Sales
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $137,870,914 $164,895,433
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US TL, 12.59%, 9/13/29
9/22/23 $ 320,606 326,536 $ 326,536 0.00%
Mesquite Energy, Inc., 7.25%, 2/15/23
10/30/18 256,808 278,000 — 0.00%

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
39
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,628,724,207. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
Unrealized appreciation $109,112,839
Unrealized (depreciation) (86,639,494)
Net unrealized appreciation/(depreciation) $22,473,345
Short-Term
Amount
Long-Term
Amount Total
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $ 16,406,376 $ 26,308,452 $ 42,714,828

AZL Fidelity Institutional Asset Management Multi-Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
40
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
10. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Gateway Fund (“Gateway Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 9,596,369 shares of the Gateway Fund outstanding as of close of business March 10, 2023, valued at $62,128,067 for 4,953,915 Class 2 shares of the Fund.
At the close of business March 10, 2023, the Gateway Fund’s investment holdings had a fair value of $62,047,868 and identified cost of $62,047,868. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Gateway
Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the Gateway Fund as compared to those of the Fund.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Multi-Strategy Fund $26,432,235 $— $26,432,235
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Multi-Strategy
Fund $36,402,003 $— $(42,714,828) $22,479,950 $16,167,125
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Fidelity Institutional Asset Management Total Bond
Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (0.3%):
Diversified Telecommunication Services (0.0%
†
):
13 Intelsat SA* $ 478
Oil, Gas & Consumable Fuels (0.3%):
5,889 Sanchez Energy Corp.(a)(b) 491,112
Specialty Retail (0.0%
†
):
1 Party City Holdco, Inc.*(b) —
Total Common Stocks (Cost $142,407) 491,590
Contracts
Warrant (0.0%
†
):
Oil, Gas & Consumable Fuels (0.0%
†
):
95 California Resources Corp., 10/27/24* 1,694
Total Warrant (Cost $—) 1,694
Principal Amount
Asset Backed Securities (2.0%):
$ 250,000 AASET, Class A2, Series 2024-1A, 6.26%,
5/16/49(a) 249,916
250,000 AASET, Class A1, Series 2024-1A, 6.26%,
5/16/49(a) 249,992
40,807 AASET Trust, Class A, Series 2019-1, 3.84%,
5/15/39(a) 38,250
95,620 AASET Trust, Class A, Series 2020-1A, 3.35%,
1/16/40(a) 87,800
138,939 AASET Trust, Class B, Series 2020-1A, 4.34%,
1/16/40(a) 83,363
178,523 AASET US, Ltd., Class A, Series 2018-1A, 3.84%,
1/16/38(a) 130,140
327,882 Blackbird Capital Aircraft Lease Securitization, Ltd.,
Class A, Series 2016-1A, 4.21%, 12/16/41, Callable
12/15/24 @ 100(a)(c) 324,322
93,785 Castlelake Aircraft Securitization Trust, Class A,
Series 2018-1, 4.13%, 6/15/43(a) 88,216
91,177 Castlelake Aircraft Structured Trust, Class A, Series
2021-1A, 3.47%, 1/15/46(a) 86,437
186,315 Castlelake Aircraft Structured Trust, Class B, Series
2019-1A, 5.10%, 4/15/39(a) 127,165
165,579 Horizon Aircraft Finance I, Ltd., Class A, Series
2018-1, 4.46%, 12/15/38(a) 150,340
148,416 Horizon Aircraft Finance II, Ltd., Class A, Series
2019-1, 3.72%, 7/15/39(a) 135,744
143,693 Planet Fitness Master Issuer LLC, Class A2II, Series
2022-1A, 4.01%, 12/5/51, Callable 12/5/27 @
100(a) 126,066
140,385 Planet Fitness Master Issuer LLC, Class A2, Series
2019-1A, 3.86%, 12/5/49, Callable 12/5/25 @
100(a) 128,765
277,354 Project Silver, Class A, Series 2019-1, 3.97%,
7/15/44(a) 251,154
86,000 Subway Funding LLC, Class A23, Series 2024-1A,
6.51%, 7/30/54, Callable 7/30/30 @ 100(a) 87,542
165,000 Subway Funding LLC, Class A2I, Series 2024-1A,
6.03%, 7/30/54, Callable 7/30/27 @ 100(a) 166,467
98,000 Subway Funding LLC, Class A2II, Series 2024-1A,
6.27%, 7/30/54, Callable 7/30/28 @ 100(a) 99,291
Principal Amount Value
Asset Backed Securities, continued
$ 369,474 Thunderbolt II Aircraft Lease, Ltd., Class A, Series
2018-A, 4.15%, 9/15/38(a)(c) $ 332,571
Total Asset Backed Securities (Cost $3,242,895) 2,943,541
Collateralized Mortgage Obligations (9.9%):
273,000 Allegro CLO XIII, Ltd., Class A, Series 2021-1A,
6.73%(TSFR3M+140bps), 7/20/34, Callable
7/20/24 @ 100(a) 273,121
254,000 Allegro CLO XV, Ltd., Class A, Series 2022-1A,
6.82%(TSFR3M+150bps), 7/20/35, Callable
7/20/24 @ 100(a) 254,333
408,000 Ares LVIII CLO, Ltd., Class AR, Series 2020-58A,
6.66%(TSFR3M+133bps), 1/15/35, Callable
7/15/24 @ 100(a) 407,768
227,000 BAMLL Commercial Mortgage Securities Trust, Class
A, Series 2022-DKLX, 6.48%(TSFR1M+115bps),
1/15/39(a) 224,832
273,000 BAMLL Commercial Mortgage Securities Trust, Class
ANM, Series 2019-BPR, 3.11%, 11/5/32(a) 254,081
100,000 BAMLL Commercial Mortgage Securities Trust, Class
BNM, Series 2019-BPR, 3.47%, 11/5/32(a) 83,951
100,000 BAMLL Commercial Mortgage Securities Trust, Class
C, Series 2022-DKLX, 7.48%(TSFR1M+215bps),
1/15/39(a) 98,357
100,000 BLP Commercial Mortgage Trust, Class A, Series
2024-IND2, 6.67%(TSFR1M+134bps), 3/15/41(a) 99,258
100,000 BMP, Class B, Series 2024-MF23,
6.97%(TSFR1M+164bps), 6/15/41(a) 99,229
100,000 BMP, Class A, Series 2024-MF23,
6.70%(TSFR1M+137bps), 6/15/41(a) 99,311
197,000 BPR Trust, Class B, Series 2022-OANA,
7.78%(TSFR1M+245bps), 4/15/37(a) 196,730
100,000 BX Commercial Mortgage Trust, Class A, Series
2023-XL3, 7.09%(TSFR1M+176bps), 12/9/40(a) 99,886
136,796 BX Commercial Mortgage Trust, Class D, Series
2022-LP2, 7.29%(TSFR1M+196bps), 2/15/39(a) 134,740
136,796 BX Commercial Mortgage Trust, Class C, Series
2022-LP2, 6.89%(TSFR1M+156bps), 2/15/39(a) 134,931
136,796 BX Commercial Mortgage Trust, Class B, Series
2022-LP2, 6.64%(TSFR1M+131bps), 2/15/39(a) 134,994
169,000 BX Commercial Mortgage Trust, Class A, Series
2024-MDHS, 6.97%(TSFR1M+164bps), 5/15/41(a) 168,926
100,000 BX Commercial Mortgage Trust, Class B, Series
2023-XL3, 7.52%(TSFR1M+219bps), 12/9/40(a) 99,728
98,496 BX Commercial Mortgage Trust, Class B, Series
2024-XL4, 7.12%(TSFR1M+179bps), 2/15/39(a) 97,820
303,039 BX Commercial Mortgage Trust, Class A, Series
2024-XL5, 6.72%(TSFR1M+139bps), 3/15/41(a) 301,286
95,898 BX Commercial Mortgage Trust, Class B, Series
2024-XL5, 7.02%(TSFR1M+169bps), 3/15/41(a) 94,688
136,909 BX Commercial Mortgage Trust, Class A, Series
2024-XL4, 6.77%(TSFR1M+144bps), 2/15/39(a) 136,409
188,392 BX Commercial Mortgage Trust, Class A, Series
2019-IMC, 6.38%(TSFR1M+105bps), 4/15/34(a) 186,274
266,000 BX Commercial Mortgage Trust, Class B, Series
2019-IMC, 6.68%(TSFR1M+135bps), 4/15/34(a) 261,012
176,000 BX Commercial Mortgage Trust, Class C, Series
2019-IMC, 6.98%(TSFR1M+165bps), 4/15/34(a) 171,594

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 185,000 BX Commercial Mortgage Trust, Class D, Series
2019-IMC, 7.28%(TSFR1M+195bps), 4/15/34(a) $ 179,916
95,898 BX Commercial Mortgage Trust, Class C, Series
2024-XL5, 7.27%(TSFR1M+194bps), 3/15/41(a) 94,269
100,000 BX Commercial Mortgage Trust, Class C, Series
2023-XL3, 7.97%(TSFR1M+264bps), 12/9/40(a) 99,728
100,000 BX Mortgage Trust, Class C, Series 2021-PAC,
6.54%(TSFR1M+121bps), 10/15/36(a) 97,434
100,000 BX Mortgage Trust, Class D, Series 2021-PAC,
6.74%(TSFR1M+141bps), 10/15/36(a) 97,187
302,000 BX Mortgage Trust, Class E, Series 2021-PAC,
7.39%(TSFR1M+206bps), 10/15/36(a) 294,447
198,715 BX Trust, Class A, Series 2024-CNYN,
6.77%(TSFR1M+144bps), 4/15/29(a) 197,386
34,081 BX Trust, Class C, Series 2022-IND,
7.62%(TSFR1M+229bps), 4/15/37(a) 33,967
28,895 BX Trust, Class D, Series 2022-IND,
8.17%(TSFR1M+284bps), 4/15/37(a) 28,798
99,358 BX Trust, Class B, Series 2024-CNYN,
7.02%(TSFR1M+169bps), 4/15/29(a) 98,737
99,358 BX Trust, Class C, Series 2024-CNYN,
7.27%(TSFR1M+194bps), 4/15/29(a) 98,863
336,000 Cedar Funding VI CLO, Ltd., Class ARR, Series 2016-
6A, 6.64%(TSFR3M+131bps), 4/20/34, Callable
7/20/24 @ 100(a) 336,584
264,000 Cedar Funding X CLO, Ltd., Class AR, Series 2019-
10A, 6.69%(TSFR3M+136bps), 10/20/32, Callable
7/20/24 @ 100(a) 264,272
250,000 Cedar Funding XII CLO, Ltd., Class A1R, Series
2020-12A, 6.72%(TSFR3M+139bps), 10/25/34,
Callable 7/25/24 @ 100(a) 250,636
387,000 Cedar Funding XV CLO, Ltd., Class A, Series 2022-
15A, 6.64%(TSFR3M+132bps), 4/20/35, Callable
7/20/24 @ 100(a) 387,699
328,000 Columbia Cent CLO 29, Ltd., Class AR, Series 2020-
29A, 6.76%(TSFR3M+143bps), 10/20/34, Callable
7/20/24 @ 100(a) 328,339
580,000 Columbia Cent CLO 30, Ltd., Class A1, Series 2020-
30A, 6.90%(TSFR3M+157bps), 1/20/34, Callable
7/20/24 @ 100(a) 580,496
440,000 Columbia Cent CLO 31, Ltd., Class A1, Series 2021-
31A, 6.79%(TSFR3M+146bps), 4/20/34, Callable
7/20/24 @ 100(a) 440,420
104,852 CSMC, Class A, Series 2020-NET, 2.26%, 8/15/37(a) 99,130
137,000 CSMC Trust, Class D, Series 2017-PFHP,
7.63%(TSFR1M+230bps), 12/15/30(a) 125,974
250,000 Dryden 98 CLO, Ltd., Class A, Series 2022-98A,
6.62%(TSFR3M+130bps), 4/20/35, Callable
7/20/24 @ 100(a) 250,103
100,000 DTP Commercial Mortgage Trust, Class A, Series
2023-STE2, 6.04%, 1/15/41(a)(c) 99,862
250,000 Eaton Vance CLO, Ltd., Class AR2, Series 2019-1A,
6.84%(TSFR3M+151bps), 7/15/37, Callable
7/15/26 @ 100(a) 249,671
378,000 Eaton Vance CLO, Ltd., Class AR, Series 2020-2A,
6.74%(TSFR3M+141bps), 1/15/35, Callable
7/15/24 @ 100(a) 378,186
250,000 Eaton Vance CLO, Ltd., Class A13R, Series 2013-
1A, 6.84%(TSFR3M+151bps), 1/15/34, Callable
7/15/24 @ 100(a) 250,107
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 122,552 Extended Stay America Trust, Class D, Series 2021-
ESH, 7.69%(TSFR1M+236bps), 7/15/38(a) $ 122,302
90,780 Extended Stay America Trust, Class C, Series 2021-
ESH, 7.14%(TSFR1M+181bps), 7/15/38(a) 90,488
250,000 Flatiron CLO 19, Ltd., Class AR, Series 2019-1A,
6.67%(US0003M+108bps), 11/16/34, Callable
8/16/24 @ 100(a) 250,000
250,000 Flatiron CLO 21, Ltd., Class A1, Series 2021-1A,
6.70%(TSFR3M+137bps), 7/19/34, Callable
7/19/24 @ 100(a) 250,633
100,000 GS Mortgage Securities Corp. Trust, Class B, Series
2021-IP, 6.59%(TSFR1M+126bps), 10/15/36(a) 97,693
250,000 Invesco CLO, Ltd., Class A, Series 2021-3A,
6.72%(TSFR3M+139bps), 10/22/34, Callable
7/22/24 @ 100(a) 250,576
97,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/33,
Callable 7/5/25 @ 100(a) 78,877
63,000 J.P. Morgan Chase Commercial Mortgage Securities
Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/33,
Callable 7/5/25 @ 100(a) 53,332
506,000 KKR CLO 41, Ltd., Class A1, Series 2022-41A,
6.66%(TSFR3M+133bps), 4/15/35, Callable
7/15/24 @ 100(a) 506,635
98,297 Life Mortgage Trust, Class E, Series 2021-BMR,
7.19%(TSFR1M+186bps), 3/15/38(a) 94,496
98,297 Life Mortgage Trust, Class D, Series 2021-BMR,
6.84%(TSFR1M+151bps), 3/15/38(a) 95,479
98,297 Life Mortgage Trust, Class C, Series 2021-BMR,
6.54%(TSFR1M+121bps), 3/15/38(a) 95,722
173,000 Life Mortgage Trust, Class D, Series 2022-BMR2,
7.87%(TSFR1M+254bps), 5/15/39, Callable
5/15/25 @ 100(a) 164,419
194,000 Life Mortgage Trust, Class C, Series 2022-BMR2,
7.42%(TSFR1M+209bps), 5/15/39, Callable
5/15/25 @ 100(a) 188,303
369,000 Madison Park Funding LII, Ltd., Class A, Series
2021-52A, 6.69%(TSFR3M+136bps), 1/22/35,
Callable 7/22/24 @ 100(a) 368,671
400,000 Magnetite XXX, Ltd., Class A, Series 2021-30A,
6.72%(TSFR3M+139bps), 10/25/34, Callable
7/25/24 @ 100(a) 400,629
82,000 Morgan Stanley Capital I Trust, Class C, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(a)(c) 76,071
86,000 Morgan Stanley Capital I Trust, Class B, Series
2019-MEAD, 3.28%, 11/10/36, Callable 11/10/24
@ 100(a) 82,021
134,078 Morgan Stanley Capital I Trust, Class A, Series
2019-MEAD, 3.17%, 11/10/36, Callable 11/10/24
@ 100(a) 126,664
90,286 OPEN Trust, Class A, Series 2023-AIR,
8.42%(TSFR1M+309bps), 10/15/28(a) 91,303
90,286 OPEN Trust, Class B, Series 2023-AIR,
9.17%(TSFR1M+384bps), 10/15/28(a) 90,514
420,000 RR 7, Ltd., Class A1AB, Series 2019-7A,
6.67%(TSFR3M+134bps), 1/15/37, Callable
7/15/24 @ 100(a) 420,797

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Principal Amount Value
Collateralized Mortgage Obligations, continued
$ 53,000 SPGN Mortgage Trust, Class C, Series 2022-TFLM,
7.98%(TSFR1M+265bps), 2/15/39, Callable
2/15/25 @ 100(a) $ 50,243
103,000 SPGN Mortgage Trust, Class B, Series 2022-TFLM,
7.33%(TSFR1M+200bps), 2/15/39, Callable
2/15/25 @ 100(a) 98,814
139,702 SREIT Trust, Class C, Series 2021-MFP,
6.77%(TSFR1M+144bps), 11/15/38(a) 137,599
95,686 SREIT Trust, Class D, Series 2021-MFP,
7.02%(TSFR1M+169bps), 11/15/38(a) 94,249
350,000 Symphony CLO XXVI, Ltd., Class AR, Series 2021-
26A, 6.67%(TSFR3M+134bps), 4/20/33, Callable
7/20/24 @ 100(a) 350,108
20,000 VLS Commercial Mortgage Trust, Class B, Series
2020-LAB, 2.45%, 10/10/42(a) 15,956
250,000 Voya CLO, Ltd., Class AR, Series 2020-1A,
6.74%(TSFR3M+141bps), 7/16/34, Callable
7/16/24 @ 100(a) 250,457
250,000 Voya CLO, Ltd., Class A1R, Series 2020-2A,
6.75%(TSFR3M+142bps), 7/19/34, Callable
7/19/24 @ 100(a) 250,423
Total Collateralized Mortgage Obligations (Cost $14,893,809) 14,718,944
Convertible Bonds (0.1%):
Capital Markets (0.0%
†
):
10,000 Coinbase Global, Inc., 0.25%, 4/1/30(a) 9,632
Financial Services (0.0%
†
):
32,000 Global Payments, Inc., 1.50%, 3/1/31(a) 29,290
Household Durables (0.0%
†
):
10,000 Meritage Homes Corp., 1.75%, 5/15/28(a) 9,974
Independent Power and Renewable Electricity Producers
(0.0%
†
):
12,000 Sunnova Energy International, Inc., 0.25%, 12/1/26 5,974
Leisure Products (0.0%
†
):
6,000 Peloton Interactive, Inc., 5.50%, 12/1/29(a) 6,037
Media (0.1%):
89,000 DISH Network Corp., 3.38%, 8/15/26 55,417
Real Estate Management & Development (0.0%
†
):
47,000 Anywhere Real Estate Group LLC/Realogy Co.-Issuer
Corp., 0.25%, 6/15/26 37,820
Semiconductors & Semiconductor Equipment (0.0%
†
):
60,000 Wolfspeed, Inc., 1.88%, 12/1/29 33,277
Software (0.0%
†
):
6,000 BlackLine, Inc., 1.00%, 6/1/29(a) 5,821
Total Convertible Bonds (Cost $228,811) 193,242
Bank Loans (0.5%):
Automobile Components (0.0%
†
):
10,000 Power Stop Term 1Ln, 10.09% (Term
SOFR+475bps), 1/26/29(a) 9,742
Distributors (0.0%
†
):
39,694 US LBM Term B 1Ln, 9.09% (Term SOFR+375bps),
6/6/31(a) 39,605
Diversified Consumer Services (0.1%):
5,000 Ascend Learning Term 2Ln, 11.09% (Term
SOFR+575bps), 12/10/29(a) 4,877
Principal Amount Value
Bank Loans, continued
Diversified Consumer Services, continued
$ 73,313 Ascend Learning Term B 1Ln, 8.84% (Term
SOFR+350bps), 12/10/28(a) $ 73,208
78,085
Financial Services (0.0%
†
):
49,375 Westinghouse Term B 1Ln, 8.09% (Term
SOFR+275bps), 1/20/31(a) 49,386
Health Care Providers & Services (0.1%):
103,939 Cano Health Term B 1Ln, 9.34% (Term
SOFR+400bps), 11/23/27(a) 26,880
10,783 Cano Health Term DIP 1Ln Super Priority, 5.34%
(Term SOFR+0bps), 10/7/24(a) 10,756
16,528 Cano Health Term DIP DD 1Ln Super Priority,
5.34% (Term SOFR+0bps), 10/7/24(a) 16,487
4,988 Ensemble Health Term B 1Ln, 8.34% (Term
SOFR+300bps), 8/1/29(a) 4,967
59,090
Hotels, Restaurants & Leisure (0.1%):
107,525 City Football Group Term B 1Ln, 8.34% (Term
SOFR+300bps), 7/21/28(a) 107,088
Industrial Conglomerates (0.0%
†
):
9,950 Brandsafway Term B 1Ln, 9.84% (Term
SOFR+450bps), 8/1/30(a) 9,978
Machinery (0.0%
†
):
50,000 Convergint Tech Term 2Ln, 12.09% (Term
SOFR+675bps), 3/31/29(a) 48,750
9,725 Convergint Tech Term B 1Ln, 9.09% (Term
SOFR+375bps), 3/31/28(a) 9,689
58,439
Media (0.1%):
19,650 ABG Intermediate Holdings 2 LLC Term B1 1Ln,
8.84% (Term SOFR+350bps), 12/21/28(a) 19,650
20,000 COX Media Group Term B 1Ln, 8.84% (Term
SOFR+350bps), 12/17/26(a) 15,814
55,039 Diamond Sports Term DIP, 5.00%, 8/2/27(a) 76,320
111,784
Metals & Mining (0.0%
†
):
29,923 American Rock Salt Term 1Ln, 9.34% (Term
SOFR+400bps), 6/4/28(a) 25,435
Software (0.1%):
5,000 Applied Systems Term 2Ln, 5.34% (Term
SOFR+0bps), 2/23/32(a) 5,163
48,174 AthenaHealth Term B 1Ln, 8.59% (Term
SOFR+325bps), 2/15/29(a) 47,963
1,255 Finastra CAN TL, 12.59% (Term SOFR+725bps),
9/13/29 1,255
53,745 Finastra US Term 1Ln, 12.59% (Term
SOFR+725bps), 9/13/29(a) 53,745
6,771 ION Anaytics Term 1Ln, 9.34% (Term
SOFR+400bps), 2/16/28(a) 6,768
114,894
Textiles, Apparel & Luxury Goods (0.0%
†
):
9,923 Tory Burch Term B 1Ln, 8.59% (Term
SOFR+325bps ), 4/16/28(a) 9,928
Total Bank Loans (Cost $714,269) 673,454

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds (28.0%):
Aerospace & Defense (0.7%):
$ 10,000 Boeing Co. (The), 6.30%, 5/1/29, Callable 4/1/29
@ 100(a) $ 10,117
214,000 Boeing Co. (The), 5.15%, 5/1/30, Callable 2/1/30
@ 100 204,608
28,000 Boeing Co. (The), 6.39%, 5/1/31, Callable 3/1/31
@ 100(a) 28,421
29,000 Boeing Co. (The), 6.53%, 5/1/34, Callable 2/1/34
@ 100(a) 29,603
100,000 Boeing Co. (The), 5.71%, 5/1/40, Callable 11/1/39
@ 100 92,307
200,000 Boeing Co. (The), 5.81%, 5/1/50, Callable 11/1/49
@ 100 178,589
44,000 Boeing Co. (The), 6.86%, 5/1/54, Callable 11/1/53
@ 100(a) 44,775
42,000 Boeing Co. (The), 7.01%, 5/1/64, Callable 11/1/63
@ 100(a) 42,498
30,000 Howmet Aerospace, Inc., 5.95%, 2/1/37 30,825
30,000 Moog, Inc., 4.25%, 12/15/27, Callable 8/2/24 @
102.13(a) 28,350
15,000 Spirit AeroSystems, Inc., 9.75%, 11/15/30, Callable
11/15/26 @ 104.88(a) 16,537
160,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 8/2/24
@ 101.38 157,000
100,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 100,375
964,005
Air Freight & Logistics (0.1%):
45,000 Cargo Aircraft Management, Inc., 4.75%, 2/1/28,
Callable 7/18/24 @ 101.19(a) 41,737
45,000 GN Bondco LLC, 9.50%, 10/15/31, Callable
10/15/26 @ 104.75^(a) 42,075
80,000 Navios South American Logistics, Inc./Navios
Logistics Finance US, Inc., 10.75%, 7/1/25, Callable
8/2/24 @ 100(a) 79,859
163,671
Automobile Components (0.1%):
20,000 Clarios Global LP/Clarios US Finance Co., 6.75%,
5/15/28, Callable 5/15/25 @ 103.38(a) 20,200
25,000 Dana, Inc., 4.50%, 2/15/32, Callable 2/15/27 @
102.25 21,375
15,000 MIWD Holdco II LLC/MIWD Finance Corp., 5.50%,
2/1/30, Callable 2/1/25 @ 102.75(a) 13,837
15,000 Phinia, Inc., 6.75%, 4/15/29, Callable 4/15/26 @
103.38(a) 15,169
70,581
Automobiles (0.0%
†
):
10,000 LCM Investments Holdings II LLC, 4.88%, 5/1/29,
Callable 8/2/24 @ 102.44(a) 9,300
15,000 LCM Investments Holdings II LLC, 8.25%, 8/1/31,
Callable 8/1/26 @ 104.13(a) 15,600
30,000 Thor Industries, Inc., 4.00%, 10/15/29, Callable
10/15/24 @ 102(a) 26,250
51,150
Banks (3.1%):
128,000 Bank of America Corp., 4.45%, 3/3/26 125,838
790,000 Bank of America Corp., 5.01% (SOFR+216bps),
7/22/33, Callable 7/22/32 @ 100 774,619
770,000 Citigroup, Inc., 4.30%, 11/20/26 750,147
Principal Amount Value
Corporate Bonds, continued
Banks, continued
$ 150,000 Citigroup, Inc., 4.91% (SOFR+209bps), 5/24/33,
Callable 5/24/32 @ 100 $ 143,352
40,000 Citigroup, Inc., 7.13% (H15T5Y+269bps),
12/31/99, Callable 8/15/29 @ 100 39,900
100,000 Citizens Financial Group, Inc., 2.64%, 9/30/32,
Callable 7/2/32 @ 100 76,362
120,000 First-Citizens Bank & Trust Co., 6.13%, 3/9/28 122,609
1,250,000 JPMorgan Chase & Co., 4.59% (SOFR+180bps),
4/26/33, Callable 4/26/32 @ 100 1,191,959
449,000 Wells Fargo & Co., 3.53% (SOFR+151bps),
3/24/28, Callable 3/24/27 @ 100 427,430
925,000 Wells Fargo & Co., 4.90% (SOFR+210bps),
7/25/33, Callable 7/25/32 @ 100 886,094
30,000 Wells Fargo & Co., 7.63% (H15T5Y+361bps),
12/31/99, Callable 9/15/28 @ 100 31,950
30,000 Western Alliance Bancorp, 3.00%
(TSFR3M+225bps), 6/15/31, Callable 6/15/26 @
100^ 26,169
4,596,429
Beverages (0.0%
†
):
65,000 Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable
8/2/24 @ 103.13(a) 62,481
Biotechnology (0.3%):
4,000 Amgen, Inc., 5.25%, 3/2/30, Callable 1/2/30 @ 100 4,017
174,000 Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @
100 173,550
165,000 Amgen, Inc., 5.60%, 3/2/43, Callable 9/2/42 @ 100 161,636
70,000 Emergent BioSolutions, Inc., 3.88%, 8/15/28,
Callable 8/2/24 @ 101.94(a) 44,800
384,003
Broadline Retail (0.0%
†
):
15,000 Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @
100^ 14,662
Building Products (0.1%):
110,000 Advanced Drainage Systems, Inc., 5.00%, 9/30/27,
Callable 7/18/24 @ 101.25^(a) 107,250
25,000 Builders FirstSource, Inc., 4.25%, 2/1/32, Callable
8/1/26 @ 102.13(a) 22,000
16,000 Carrier Global Corp., 5.90%, 3/15/34, Callable
12/15/33 @ 100 16,721
16,000 Carrier Global Corp., 6.20%, 3/15/54, Callable
9/15/53 @ 100 17,150
35,000 Eco Material Technologies, Inc., 7.88%, 1/31/27,
Callable 8/2/24 @ 103.94(a) 35,044
198,165
Capital Markets (1.7%):
115,000 Affiliated Managers Group, Inc., 3.50%, 8/1/25 111,957
380,000 Ares Capital Corp., 3.88%, 1/15/26, Callable
12/15/25 @ 100 366,679
20,000 Charles Schwab Corp. (The), Series G, 5.38%
(H15T5Y+497bps), Callable 6/1/25 @ 100 19,775
40,000 Charles Schwab Corp. (The), Series H, 4.00%
(H15T10Y+308bps), 12/31/99, Callable 12/1/30
@ 100^ 34,150
530,000 Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30,
Callable 12/15/29 @ 100 495,525

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Capital Markets, continued
$ 270,000 Goldman Sachs Group, Inc. (The), 3.10%
(SOFR+141bps), 2/24/33, Callable 2/24/32 @ 100 $ 230,881
90,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37 97,116
20,000 Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31,
Callable 6/30/27 @ 104.13(a) 20,050
15,000 Kronos Acquisition Holdings, Inc., 10.75%, 6/30/32,
Callable 6/30/27 @ 105.38(a) 14,400
965,000 Morgan Stanley, 6.34% (SOFR+256bps), 10/18/33,
Callable 10/18/32 @ 100 1,022,287
40,000 Olympus Water US Holding Corp., 7.25%, 6/15/31,
Callable 6/15/27 @ 103.63(a) 39,600
88,000 Sixth Street Specialty Lending, Inc., 6.13%, 3/1/29,
Callable 2/1/29 @ 100 86,881
25,000 USA Compression Partners LP/USA Compression
Finance Corp., 7.13%, 3/15/29, Callable 3/15/26
@ 103.56(a) 25,156
2,564,457
Chemicals (0.4%):
30,000 Allied Universal Holdco LLC, 7.88%, 2/15/31,
Callable 2/15/27 @ 103.94(a) 29,962
71,000 Celanese US Holdings LLC, 6.35%, 11/15/28,
Callable 10/15/28 @ 100 72,744
72,000 Celanese US Holdings LLC, 6.55%, 11/15/30,
Callable 9/15/30 @ 100 74,902
42,000 Celanese US Holdings LLC, 6.70%, 11/15/33,
Callable 8/15/33 @ 100 43,879
16,000 CF Industries, Inc., 4.95%, 6/1/43 14,020
75,000 Chemours Co. (The), 5.75%, 11/15/28, Callable
7/15/24 @ 102.88(a) 69,094
70,350 Kobe US Midco 2, Inc., 9.25%, 11/1/26, Callable
8/2/24 @ 102.31(a) 56,808
50,000 LSB Industries, Inc., 6.25%, 10/15/28, Callable
10/15/24 @ 103.13(a) 48,125
25,000 Neogen Food Safety Corp., 8.63%, 7/20/30,
Callable 7/20/27 @ 102.16(a) 26,937
80,000 SCIH Salt Holdings, Inc., 4.88%, 5/1/28, Callable
8/2/24 @ 102.44(a) 74,100
10,000 SCIH Salt Holdings, Inc., 6.63%, 5/1/29, Callable
8/2/24 @ 103.31(a) 9,362
25,000 Scotts Miracle-Gro Co. (The), 4.38%, 2/1/32,
Callable 8/1/26 @ 102.19 21,531
55,000 Tronox, Inc., 4.63%, 3/15/29, Callable 8/2/24 @
102.31(a) 49,500
55,000 WR Grace Holdings LLC, 5.63%, 8/15/29, Callable
8/15/24 @ 102.81(a) 50,600
15,000 WR Grace Holdings LLC, 7.38%, 3/1/31, Callable
3/1/26 @ 103.69(a) 15,169
656,733
Commercial Services & Supplies (0.4%):
25,000 ADT Security Corp. (The), 4.13%, 8/1/29, Callable
8/1/28 @ 100(a) 22,969
62,000 Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 6/1/28, Callable
8/2/24 @ 102.31(a) 56,420
70,000 Aramark Services, Inc., 5.00%, 2/1/28, Callable
8/2/24 @ 101.67(a) 67,725
25,000 Clean Harbors, Inc., 6.38%, 2/1/31, Callable 2/1/26
@ 103.19(a) 25,000
Principal Amount Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$ 45,000 CoreCivic, Inc., 8.25%, 4/15/29, Callable 4/15/26
@ 104.13 $ 46,350
10,000 Genesis Energy LP/Genesis Energy Finance Corp.,
7.88%, 5/15/32, Callable 5/15/27 @ 103.94 10,087
15,000 GEO Group, Inc. (The), 8.63%, 4/15/29, Callable
4/15/26 @ 104.31(a) 15,319
40,000 GEO Group, Inc. (The), 10.25%, 4/15/31, Callable
4/15/27 @ 105.13(a) 41,850
35,000 Pitney Bowes, Inc., 6.88%, 3/15/27, Callable
7/15/24 @ 103.44^(a) 33,075
75,000 Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26
@ 104.25^(a) 75,844
25,000 Safehold GL Holdings LLC, 2.85%, 1/15/32, Callable
8/15/31 @ 100 20,500
50,000 Stericycle, Inc., 3.88%, 1/15/29, Callable 7/18/24
@ 101.94(a) 46,687
40,000 TKC Holdings, Inc., 6.88%, 5/15/28, Callable 8/2/24
@ 103.44(a) 38,850
45,000 TKC Holdings, Inc., 10.50%, 5/15/29, Callable
8/2/24 @ 105.25(a) 44,156
544,832
Communications Equipment (0.0%
†
):
50,000 Viavi Solutions, Inc., 3.75%, 10/1/29, Callable
10/1/24 @ 101.88(a) 42,250
Construction & Engineering (0.3%):
61,000 APX Group, Inc., 6.75%, 2/15/27, Callable 8/2/24
@ 101.69(a) 60,695
40,000 Arcosa, Inc., 4.38%, 4/15/29, Callable 8/2/24 @
102.19(a) 37,100
85,000 Artera Services LLC, 8.50%, 2/15/31, Callable
2/15/27 @ 104.25(a) 87,444
45,000 Dycom Industries, Inc., 4.50%, 4/15/29, Callable
8/2/24 @ 102.25(a) 41,963
35,000 Global Infrastructure Solutions, Inc., 5.63%, 6/1/29,
Callable 8/2/24 @ 102.81(a) 32,769
35,000 Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29,
Callable 7/15/24 @ 102.63^(a) 31,062
25,000 Pike Corp., 8.63%, 1/31/31, Callable 1/31/27 @
104.31(a) 26,375
35,000 Railworks Holdings LP/Railworks Rally, Inc., 8.25%,
11/15/28, Callable 11/15/24 @ 104.13(a) 35,437
35,000 VM Consolidated, Inc., 5.50%, 4/15/29, Callable
8/2/24 @ 102.75(a) 33,250
386,095
Construction Materials (0.0%
†
):
15,000 AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28, Callable 10/15/25 @ 105.13(a) 15,788
35,000 Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31,
Callable 11/15/26 @ 104.44(a) 37,012
15,000 Summit Materials LLC/Summit Materials Finance
Corp., 7.25%, 1/15/31, Callable 1/15/27 @
103.63(a) 15,506
68,306
Consumer Finance (1.5%):
370,000 Ally Financial, Inc., 7.10%, 11/15/27, Callable
10/15/27 @ 100^ 385,191

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Consumer Finance, continued
$ 85,000 Ally Financial, Inc., Series B, 4.70%
(H15T5Y+387bps), 12/31/99, Callable 5/15/26
@ 100 $ 75,629
636,000 Capital One Financial Corp., 3.80%, 1/31/28,
Callable 12/31/27 @ 100 604,659
275,000 Capital One Financial Corp., 5.25% (SOFR+260bps),
7/26/30, Callable 7/26/29 @ 100 269,235
355,000 Discover Financial Services, 4.10%, 2/9/27, Callable
11/9/26 @ 100 340,771
110,000 OneMain Finance Corp., 3.50%, 1/15/27, Callable
8/2/24 @ 101.75 103,125
75,000 OneMain Finance Corp., 4.00%, 9/15/30, Callable
9/15/25 @ 102 64,312
470,000 Synchrony Financial, 3.95%, 12/1/27, Callable
9/1/27 @ 100 438,596
2,281,518
Consumer Staples Distribution & Retail (0.3%):
35,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 4.63%, 1/15/27, Callable 8/2/24
@ 102.31(a) 33,731
80,000 Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC, 3.50%, 3/15/29, Callable 8/2/24
@ 101.75(a) 71,700
75,000 C&S Group Enterprises LLC, 5.00%, 12/15/28,
Callable 8/2/24 @ 102.5(a) 54,375
25,000 Chobani LLC/Chobani Finance Corp., Inc., 7.63%,
7/1/29, Callable 1/1/26 @ 103.81(a) 25,750
30,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc., 9.00%, 2/15/29,
Callable 2/15/26 @ 104.5(a) 30,750
30,000 Performance Food Group, Inc., 4.25%, 8/1/29,
Callable 8/2/24 @ 102.13(a) 27,188
70,000 Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100 72,759
30,000 United Natural Foods, Inc., 6.75%, 10/15/28,
Callable 8/2/24 @ 103.38(a) 27,075
25,000 US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 23,188
20,000 US Foods, Inc., 7.25%, 1/15/32, Callable 9/15/26
@ 103.63(a) 20,750
387,266
Containers & Packaging (0.3%):
65,000 Ardagh Metal Packaging Finance USA LLC/Ardagh
Metal Packaging Finance plc, 4.00%, 9/1/29,
Callable 8/2/24 @ 102(a) 55,006
40,000 Ardagh Packaging Finance plc/Ardagh Holdings USA,
Inc., 4.13%, 8/15/26, Callable 7/15/24 @ 101.03(a) 34,700
30,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 30,037
35,000 Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 29,575
15,000 Clydesdale Acquisition Holdings, Inc., 6.63%,
4/15/29, Callable 4/15/25 @ 103.31(a) 14,719
75,000 Clydesdale Acquisition Holdings, Inc., 8.75%,
4/15/30, Callable 4/15/25 @ 104.38(a) 73,219
30,000 Graphic Packaging International LLC, 3.75%, 2/1/30,
Callable 8/1/29 @ 100(a) 26,700
40,000 Graphic Packaging International LLC, 6.38%,
7/15/32, Callable 5/15/27 @ 103.19(a) 39,900
35,000 Mauser Packaging Solutions Holding Co., 7.88%,
4/15/27, Callable 2/15/25 @ 103.94(a) 35,656
Principal Amount Value
Corporate Bonds, continued
Containers & Packaging, continued
$ 30,000 Owens-Brockway Glass Container, Inc., 7.25%,
5/15/31, Callable 5/15/26 @ 103.63(a) $ 30,000
55,000 Sealed Air Corp., 5.00%, 4/15/29, Callable 4/15/25
@ 102.5(a) 52,319
25,000 Sealed Air Corp./Sealed Air Corp. US, 6.13%,
2/1/28, Callable 2/1/25 @ 103.06(a) 24,875
446,706
Distributors (0.0%
†
):
40,000 LBM Acquisition LLC, 6.25%, 1/15/29, Callable
8/2/24 @ 103.13(a) 35,300
15,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 15,206
50,506
Diversified Consumer Services (0.0%
†
):
20,000 Sotheby's, 7.38%, 10/15/27, Callable 7/15/24 @
101.84(a) 16,700
25,000 Wand NewCo. 3, Inc., 7.63%, 1/30/32, Callable
1/30/27 @ 103.81(a) 25,719
42,419
Diversified REITs (0.4%):
75,000 Global Net Lease, Inc./Global Net Lease Operating
Partnership LP, 3.75%, 12/15/27, Callable 9/15/27
@ 100(a) 65,812
35,000 Piedmont Operating Partnership LP, 2.75%, 4/1/32,
Callable 1/1/32 @ 100 25,637
112,000 Store Capital LLC, 2.75%, 11/18/30, Callable
8/18/30 @ 100^ 92,811
50,000 Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 2/15/28, Callable 9/15/25 @
105.25(a) 48,563
331,000 Ventas Realty LP, 4.75%, 11/15/30, Callable
8/15/30 @ 100 318,419
101,000 WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29
@ 100 93,997
645,239
Diversified Telecommunication Services (0.9%):
110,000 AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29
@ 100 105,076
70,000 AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46
@ 100 65,462
25,000 Cablevision Lightpath LLC, 5.63%, 9/15/28, Callable
7/15/24 @ 102.81(a) 20,125
25,000 Cogent Communications Group, Inc./Cogent
Communications Finance, Inc., 7.00%, 6/15/27,
Callable 7/15/24 @ 103.5(a) 24,687
40,000 Consolidated Communications, Inc., 5.00%,
10/1/28, Callable 7/15/24 @ 103.75(a) 32,900
25,000 Frontier Communications Holdings LLC, 5.88%,
10/15/27, Callable 8/2/24 @ 102.94(a) 24,344
8,244 Frontier Communications Holdings LLC, 5.88%,
11/1/29, Callable 11/1/24 @ 102.94 7,183
60,000 Frontier Communications Holdings LLC, 8.75%,
5/15/30, Callable 5/15/25 @ 104.38(a) 61,800
299,000 Verizon Communications, Inc., 2.55%, 3/21/31,
Callable 12/21/30 @ 100 254,921
213,000 Warnermedia Holdings, Inc., 3.76%, 3/15/27,
Callable 2/15/27 @ 100 202,130

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$ 74,000 Warnermedia Holdings, Inc., 4.05%, 3/15/29,
Callable 1/15/29 @ 100 $ 68,220
110,000 Warnermedia Holdings, Inc., 4.28%, 3/15/32,
Callable 12/15/31 @ 100 95,676
155,000 Warnermedia Holdings, Inc., 5.05%, 3/15/42,
Callable 9/15/41 @ 100 125,480
234,000 Warnermedia Holdings, Inc., 5.14%, 3/15/52,
Callable 9/15/51 @ 100 181,987
25,000 Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable
8/2/24 @ 100(a) 20,000
30,000 Zayo Group Holdings, Inc., 6.13%, 3/1/28, Callable
8/2/24 @ 101.53(a) 20,100
1,310,091
Electric Utilities (0.8%):
20,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 8/2/24 @
102.13(a) 18,700
96,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 8/2/24 @
101.69(a) 94,320
70,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 65,362
130,000 Cleco Corporate Holdings LLC, 3.38%, 9/15/29,
Callable 6/15/29 @ 100 113,225
160,000 Duquesne Light Holdings, Inc., 2.78%, 1/7/32,
Callable 10/7/31 @ 100(a) 130,686
110,000 Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30
@ 100 103,575
29,000 NextEra Energy Operating Partners LP, 4.25%,
9/15/24, Callable 8/2/24 @ 100(a) 28,782
40,000 NextEra Energy Operating Partners LP, 7.25%,
1/15/29, Callable 10/15/28 @ 100(a) 40,900
40,000 NRG Energy, Inc., 5.75%, 1/15/28, Callable 7/18/24
@ 101.92 39,600
30,000 NRG Energy, Inc., 3.38%, 2/15/29, Callable 7/15/24
@ 101.69(a) 26,663
55,000 NRG Energy, Inc., 3.63%, 2/15/31, Callable 2/15/26
@ 101.81(a) 47,025
100,000 Puget Energy, Inc., 4.10%, 6/15/30, Callable
3/15/30 @ 100 92,054
141,000 Puget Energy, Inc., 4.22%, 3/15/32, Callable
12/15/31 @ 100 126,601
40,000 TerraForm Power Operating LLC, 5.00%, 1/31/28,
Callable 7/31/27 @ 100(a) 38,100
18,501 Topaz Solar Farms LLC, 5.75%, 9/30/39(a) 17,900
110,000 Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable
7/15/24 @ 101.25(a) 106,150
40,000 Vistra Operations Co. LLC, 7.75%, 10/15/31,
Callable 10/15/26 @ 103.88(a) 41,650
1,131,293
Electrical Equipment (0.0%
†
):
60,000 Vertiv Group Corp., 4.13%, 11/15/28, Callable
11/15/24 @ 102.06(a) 55,800
Electronic Equipment, Instruments & Components (0.1%):
110,000 Coherent Corp., 5.00%, 12/15/29, Callable 12/14/24
@ 102.5(a) 103,950
Principal Amount Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components, continued
$ 15,000 Insight Enterprises, Inc., 6.63%, 5/15/32, Callable
5/15/27 @ 103.31(a) $ 15,188
119,138
Energy Equipment & Services (0.0%
†
):
30,000 Kodiak Gas Services LLC, 7.25%, 2/15/29, Callable
2/15/26 @ 103.63(a) 30,750
Entertainment (0.0%
†
):
60,000 ROBLOX Corp., 3.88%, 5/1/30, Callable 11/1/24 @
101.94(a) 53,325
Financial Services (2.5%):
55,000 Acuris Finance U.S., Inc./Acuris Finance SARL,
5.00%, 5/1/28, Callable 8/2/24 @ 102.5(a) 49,225
10,000 Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable
10/1/26 @ 104(a) 10,500
224,000 Athene Global Funding, 5.34%, 1/15/27(a) 223,507
101,000 Athene Global Funding, 5.58%, 1/9/29(a) 101,081
480,000 Blackstone Private Credit Fund, 4.70%, 3/24/25^ 475,268
25,000 Block, Inc., 2.75%, 6/1/26, Callable 5/1/26 @ 100 23,594
25,000 Block, Inc., 3.50%, 6/1/31, Callable 3/1/31 @ 100 21,531
40,000 Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @
103.25(a) 40,350
60,000 Cobra AcquisitionCo LLC, 6.38%, 11/1/29, Callable
11/1/24 @ 103.19(a) 47,325
190,000 Corebridge Financial, Inc., 3.65%, 4/5/27, Callable
3/5/27 @ 100 181,393
130,000 Corebridge Financial, Inc., 3.90%, 4/5/32, Callable
1/5/32 @ 100 115,847
70,000 Corebridge Financial, Inc., 4.40%, 4/5/52, Callable
10/5/51 @ 100 55,021
45,000 EMRLD Borrower LP/Emerald Co.-Issuer, Inc.,
6.63%, 12/15/30, Callable 6/15/26 @ 103.31(a) 45,281
60,000 Equitable Holdings, Inc., 4.57%, 2/15/29, Callable
11/15/28 @ 100(a) 57,719
940,000 Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable
10/1/24 @ 100 934,118
10,000 Greystar Real Estate Partners LLC, 7.75%, 9/1/30,
Callable 9/1/26 @ 103.88(a) 10,538
25,000 HAT Holdings I LLC/HAT Holdings II LLC, 8.00%,
6/15/27, Callable 3/15/27 @ 100(a) 25,937
75,000 Hightower Holding LLC, 6.75%, 4/15/29, Callable
8/2/24 @ 103.38(a) 70,031
50,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 47,125
80,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 81,600
165,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 154,894
70,000 Jackson Financial, Inc., 5.17%, 6/8/27, Callable
5/8/27 @ 100^ 69,866
17,000 Jackson Financial, Inc., 3.13%, 11/23/31, Callable
8/23/31 @ 100 14,234
76,000 Jackson Financial, Inc., 5.67%, 6/8/32, Callable
3/8/32 @ 100^ 76,248
30,000 Jane Street Group/JSG Finance, Inc., 4.50%,
11/15/29, Callable 11/15/24 @ 102.25^(a) 28,050
15,000 Jefferson Capital Holdings LLC, 9.50%, 2/15/29,
Callable 2/15/26 @ 104.75(a) 15,394

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Financial Services, continued
$ 25,000 Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 4.75%, 6/15/29, Callable 8/2/24 @
102.38(a) $ 23,094
14,546 Level 3 Financing, Inc., 11.00%, 11/15/29, Callable
3/22/27 @ 105.5(a) 14,837
100,000 Level 3 Financing, Inc., 4.50%, 4/1/30, Callable
3/22/26 @ 102.13(a) 54,750
20,000 Level 3 Financing, Inc., 3.88%, 10/15/30, Callable
3/22/25 @ 101.81(a) 10,550
25,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 8/1/26, Callable 8/2/24 @ 100 22,656
140,000 MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27, Callable 8/2/24 @ 101.67^ 115,500
105,000 MPT Operating Partnership LP/MPT Finance Corp.,
3.50%, 3/15/31, Callable 3/15/26 @ 101.75 67,987
85,000 Olympus Water US Holding Corp., 4.25%, 10/1/28,
Callable 10/1/24 @ 102.13(a) 77,350
87,000 Sun Communities Operating LP, 2.30%, 11/1/28,
Callable 9/1/28 @ 100 76,344
232,000 Sun Communities Operating LP, 2.70%, 7/15/31,
Callable 4/15/31 @ 100 191,894
70,000 Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital
LLC, 6.00%, 1/15/30, Callable 1/15/25 @ 103(a) 41,475
20,000 VFH Parent LLC/Valor Co.-Issuer, Inc., 7.50%,
6/15/31, Callable 6/15/27 @ 103.75(a) 20,025
85,000 Wrangler Holdco Corp., 6.63%, 4/1/32, Callable
4/1/27 @ 103.31(a) 84,575
3,776,714
Food Products (0.1%):
110,000 Pilgrim's Pride Corp., 4.25%, 4/15/31, Callable
4/15/26 @ 102.13 99,825
15,000 Post Holdings, Inc., 5.63%, 1/15/28, Callable
7/18/24 @ 101.88(a) 14,719
28,000 Post Holdings, Inc., 4.50%, 9/15/31, Callable
9/15/26 @ 102.25(a) 25,060
139,604
Ground Transportation (0.0%
†
):
30,000 Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable
4/15/27 @ 103.13(a) 29,850
15,000 Hertz Corp. (The), 4.63%, 12/1/26, Callable 8/2/24
@ 102.31(a) 10,800
40,650
Health Care Equipment & Supplies (0.1%):
105,000 Medline Borrower LP, 3.88%, 4/1/29, Callable
10/1/24 @ 101.94(a) 96,600
15,000 Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co.-Issuer, 7.00%, 2/1/30,
Callable 8/1/26 @ 103.5(a) 15,131
20,000 Sotera Health Holdings LLC, 7.38%, 6/1/31, Callable
6/1/27 @ 103.69(a) 20,000
131,731
Health Care Providers & Services (1.5%):
50,000 180 Medical, Inc., 3.88%, 10/15/29, Callable
10/7/24 @ 101.94(a) 44,965
30,000 AHP Health Partners, Inc., 5.75%, 7/15/29, Callable
8/2/24 @ 102.88(a) 28,425
Principal Amount Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 5,000 Cano Health LLC, 6.25%, 10/1/28, Callable 10/1/24
@ 103.13(a) $ 6
20,000 Catalent Pharma Solutions, Inc., 3.50%, 4/1/30,
Callable 4/1/25 @ 101.75(a) 19,075
30,000 Centene Corp., 2.45%, 7/15/28, Callable 5/15/28
@ 100 26,662
630,000 Centene Corp., 4.63%, 12/15/29, Callable 12/15/24
@ 102.31 596,925
100,000 CHS/Community Health Systems, Inc., 5.63%,
3/15/27, Callable 7/18/24 @ 102.81(a) 93,250
100,000 CHS/Community Health Systems, Inc., 6.00%,
1/15/29, Callable 7/18/24 @ 103(a) 88,000
55,000 CHS/Community Health Systems, Inc., 6.13%,
4/1/30, Callable 4/1/25 @ 103.06(a) 38,500
110,000 CHS/Community Health Systems, Inc., 10.88%,
1/15/32, Callable 2/15/27 @ 105.44(a) 114,675
30,000 Coty, Inc./HFC Prestige Products, Inc./HFC Prestige
International US LLC, 6.63%, 7/15/30, Callable
7/16/26 @ 103.31(a) 30,375
62,000 CVS Health Corp., 5.00%, 1/30/29, Callable
12/30/28 @ 100 61,279
25,000 CVS Health Corp., 5.25%, 1/30/31, Callable
11/30/30 @ 100 24,531
85,000 DaVita, Inc., 4.63%, 6/1/30, Callable 6/1/25 @
102.31(a) 76,819
203,000 HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100 206,552
110,000 HCA, Inc., 3.50%, 9/1/30, Callable 3/1/30 @ 100 99,275
25,000 HealthEquity, Inc., 4.50%, 10/1/29, Callable 10/1/24
@ 102.25(a) 23,312
64,000 Humana, Inc., 3.70%, 3/23/29, Callable 2/23/29
@ 100 59,802
50,000 LifePoint Health, Inc., 11.00%, 10/15/30, Callable
10/15/26 @ 105.5(a) 55,000
20,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 20,175
25,000 ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29,
Callable 10/1/24 @ 102.5(a) 17,656
25,000 ModivCare, Inc., 5.88%, 11/15/25 25,367
60,000 Molina Healthcare, Inc., 3.88%, 11/15/30, Callable
8/17/30 @ 100(a) 53,250
70,000 Organon & Co./Organon Foreign Debt Co.-Issuer
B.V., 4.13%, 4/30/28, Callable 8/2/24 @ 102.06(a) 64,925
40,000 Owens & Minor, Inc., 4.50%, 3/31/29, Callable
8/2/24 @ 102.25(a) 34,350
13,446 Radiology Partners, Inc., 7.78%, 1/31/29, Callable
8/2/24 @ 100^(a) 12,606
30,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 30,300
195,000 Tenet Healthcare Corp., 6.13%, 10/1/28, Callable
8/2/24 @ 103.06 193,781
65,000 Tenet Healthcare Corp., 4.38%, 1/15/30, Callable
12/1/24 @ 102.19 60,288
35,000 Toledo Hospital (The), 6.02%, 11/15/48 29,824
10,000 US Acute Care Solutions LLC, 9.75%, 5/15/29,
Callable 5/15/26 @ 104.88(a) 9,813
20,000 US Renal Care, Inc., 10.63%, 7/15/27, Callable
8/2/24 @ 100(a) 12,600
2,252,363

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Health Care REITs (0.7%):
$ 30,000 CTR Partnership LP/CareTrust Capital Corp., 3.88%,
6/30/28, Callable 3/30/28 @ 100(a) $ 27,600
98,000 Healthcare Realty Holdings LP, 3.10%, 2/15/30,
Callable 11/15/29 @ 100 85,480
350,000 Omega Healthcare Investors, Inc., 4.50%, 4/1/27,
Callable 1/1/27 @ 100^ 338,757
435,000 Omega Healthcare Investors, Inc., 3.63%, 10/1/29,
Callable 7/1/29 @ 100 388,201
230,000 Sabra Health Care LP, 3.20%, 12/1/31, Callable
9/1/31 @ 100 191,763
1,031,801
Health Care Technology (0.0%
†
):
40,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 7/15/24 @ 102.44(a) 37,050
Hotel & Resort REITs (0.1%):
55,000 Service Properties Trust, 5.50%, 12/15/27, Callable
9/15/27 @ 100 50,875
60,000 Service Properties Trust, 4.95%, 10/1/29, Callable
7/1/29 @ 100 45,150
96,025
Hotels, Restaurants & Leisure (0.4%):
65,000 Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable
7/15/24 @ 102.03(a) 66,381
65,000 Caesars Entertainment, Inc., 4.63%, 10/15/29,
Callable 10/15/24 @ 102.31(a) 59,312
70,000 Churchill Downs, Inc., 6.75%, 5/1/31, Callable
5/1/26 @ 103.38(a) 70,263
10,000 ClubCorp Holdings, Inc., 8.50%, 9/15/25, Callable
8/2/24 @ 100(a) 9,250
70,000 Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc., 6.75%, 1/15/30, Callable 1/15/25
@ 103.38(a) 61,425
25,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 5.00%, 6/1/29,
Callable 8/2/24 @ 102.5(a) 23,250
20,000 Hilton Grand Vacations Borrower Escrow LLC/Hilton
Grand Vacations Borrower Escrow, 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(a) 20,125
30,000 Jacobs Entertainment, Inc., 6.75%, 2/15/29,
Callable 2/15/25 @ 103.38(a) 27,825
25,000 Marriott Ownership Resorts, Inc., 4.50%, 6/15/29,
Callable 8/2/24 @ 102.25^(a) 22,969
105,000 MGM Resorts International, 5.75%, 6/15/25,
Callable 3/15/25 @ 100 104,212
40,000 Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp., 7.13%, 2/15/31, Callable 11/15/30 @ 100(a) 41,300
110,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 100,925
607,237
Household Durables (0.2%):
35,000 Ashton Woods USA LLC/Ashton Woods Finance Co.,
4.63%, 4/1/30, Callable 4/1/25 @ 102.31(a) 31,150
15,000 Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable
3/15/27 @ 103.75(a) 14,962
30,000 Century Communities, Inc., 3.88%, 8/15/29,
Callable 2/15/29 @ 100(a) 26,663
Principal Amount Value
Corporate Bonds, continued
Household Durables, continued
$ 20,000 Landsea Homes Corp., 8.88%, 4/1/29, Callable
4/1/26 @ 104.44(a) $ 19,775
15,000 LGI Homes, Inc., 8.75%, 12/15/28, Callable
12/15/25 @ 104.38(a) 15,600
40,000 Newell Brands, Inc., 6.88%, 4/1/36, Callable
10/1/35 @ 100 35,850
45,000 Tempur Sealy International, Inc., 4.00%, 4/15/29,
Callable 8/2/24 @ 102(a) 40,444
25,000 Tempur Sealy International, Inc., 3.88%, 10/15/31,
Callable 10/15/26 @ 101.94(a) 21,000
50,000 TopBuild Corp., 4.13%, 2/15/32, Callable 10/15/26
@ 102.06(a) 43,750
249,194
Household Products (0.0%
†
):
35,000 Central Garden & Pet Co., 4.13%, 4/30/31, Callable
4/30/26 @ 102.06(a) 30,800
Independent Power and Renewable Electricity Producers
(0.5%):
350,000 AES Corp. (The), 3.30%, 7/15/25, Callable 6/15/25
@ 100(a) 340,421
280,000 AES Corp. (The), 3.95%, 7/15/30, Callable 4/15/30
@ 100(a) 254,800
20,000 Clearway Energy Operating LLC, 4.75%, 3/15/28,
Callable 7/15/24 @ 102.38(a) 19,050
25,000 Leeward Renewable Energy Operations LLC, 4.25%,
7/1/29, Callable 8/2/24 @ 102.13(a) 22,312
20,000 Pattern Energy Operations LP/Pattern Energy
Operations, Inc., 4.50%, 8/15/28, Callable 8/2/24
@ 103.38(a) 18,500
40,000 Sunnova Energy Corp., 5.88%, 9/1/26, Callable
8/2/24 @ 102.94(a) 30,500
685,583
Industrial Conglomerates (0.1%):
85,000 Brand Industrial Services, Inc., 10.38%, 8/1/30,
Callable 8/1/26 @ 105.19(a) 91,694
15,000 Global Partners LP/GLP Finance Corp., 8.25%,
1/15/32, Callable 1/15/27 @ 104.13(a) 15,375
15,000 Roller Bearing Co. of America, Inc., 4.38%,
10/15/29, Callable 10/15/24 @ 102.19(a) 13,762
120,831
Insurance (0.8%):
40,000 Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29,
Callable 6/15/26 @ 104.25(a) 40,400
35,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
8/2/24 @ 102.44(a) 32,506
25,000 AssuredPartners, Inc., 5.63%, 1/15/29, Callable
8/2/24 @ 102.81(a) 23,312
35,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 35,000
30,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
8/2/24 @ 102.94(a) 27,975
340,000 Five Corners Funding Trust II, 2.85%, 5/15/30,
Callable 2/15/30 @ 100(a) 298,224
160,000 Pacific LifeCorp, 5.13%, 1/30/43(a) 146,711
250,000 Peachtree Corners Funding Trust, 3.98%, 2/15/25(a) 246,547
35,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(a) 32,419

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Insurance, continued
$ 35,000 Station Casinos LLC, 6.63%, 3/15/32, Callable
3/15/27 @ 103.31(a) $ 34,694
280,000 Unum Group, 4.00%, 6/15/29, Callable 3/15/29
@ 100 263,783
1,181,571
IT Services (0.0%
†
):
50,000 Twilio, Inc., 3.88%, 3/15/31, Callable 3/15/26 @
101.94 43,875
Leisure Products (0.1%):
20,000 Amer Sports Co., 6.75%, 2/16/31, Callable 2/16/27
@ 103.38^(a) 19,900
20,000 Fiesta Purchaser, Inc., 7.88%, 3/1/31, Callable
3/1/27 @ 103.94(a) 20,650
5,000 Mattel, Inc., 5.88%, 12/15/27, Callable 8/2/24 @
102.94(a) 5,006
30,000 Mattel, Inc., 6.20%, 10/1/40 29,550
75,106
Life Sciences Tools & Services (0.0%
†
):
20,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 7/18/24 @ 101.42(a) 18,775
15,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 8/2/24 @ 101.88(a) 13,688
32,463
Machinery (0.2%):
10,000 Cougar JV Subsidiary LLC, 8.00%, 5/15/32, Callable
5/15/27 @ 104(a) 10,325
35,000 Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @
103.13(a) 35,175
30,000 Gates Corp., 6.88%, 7/1/29, Callable 7/1/26 @
103.44(a) 30,487
35,000 GrafTech Finance, Inc., 4.63%, 12/15/28, Callable
8/2/24 @ 102.31^(a) 22,313
20,000 GrafTech Global Enterprises, Inc., 9.88%, 12/15/28,
Callable 12/15/25 @ 104.94^(a) 14,700
30,000 ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/2/24
@ 103.25(a) 27,150
40,000 Madison IAQ LLC, 4.13%, 6/30/28, Callable 8/2/24
@ 102.06(a) 37,300
25,000 Madison IAQ LLC, 5.88%, 6/30/29, Callable 8/2/24
@ 102.94(a) 23,250
25,000 Mueller Water Products, Inc., 4.00%, 6/15/29,
Callable 8/2/24 @ 102(a) 22,844
223,544
Media (1.2%):
45,000 Allen Media LLC/Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/28, Callable 8/2/24 @ 105.25(a) 20,250
10,000 Arches Buyer, Inc., 4.25%, 6/1/28, Callable 8/2/24
@ 102.13(a) 8,875
15,000 Arches Buyer, Inc., 6.13%, 12/1/28, Callable 8/2/24
@ 103.06(a) 12,450
395,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/1/30, Callable 9/1/24 @ 102.38(a) 342,169
40,000 Central Parent LLC/CDK Global II LLC/CDK Financing
Co., Inc., 8.00%, 6/15/29, Callable 6/15/25 @
104(a) 40,500
Principal Amount Value
Corporate Bonds, continued
Media, continued
$ 86,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.10%, 6/1/29,
Callable 5/1/29 @ 100 $ 86,102
160,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 4.40%, 4/1/33,
Callable 1/1/33 @ 100^ 140,857
47,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.55%, 6/1/34,
Callable 3/1/34 @ 100 47,041
80,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.38%, 5/1/47,
Callable 11/1/46 @ 100 63,674
252,000 Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.25%, 4/1/53,
Callable 10/1/52 @ 100 197,676
50,000 Clear Channel Outdoor Holdings, Inc., 9.00%,
9/15/28, Callable 9/15/25 @ 104.5(a) 52,125
20,000 Clear Channel Outdoor Holdings, Inc., 7.88%,
4/1/30, Callable 10/1/26 @ 103.94(a) 20,100
45,000 CMG Media Corp., 8.88%, 12/15/27, Callable
7/15/24 @ 102.22(a) 25,762
30,000 CSC Holdings LLC, 4.63%, 12/1/30, Callable 12/1/25
@ 102.31(a) 10,875
130,000 CSC Holdings LLC, 4.13%, 12/1/30, Callable 12/1/25
@ 102.06(a) 83,525
75,000 Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 71,190
30,000 Gray Television, Inc., 4.75%, 10/15/30, Callable
10/15/25 @ 102.38(a) 17,850
85,000 Match Group Holdings II LLC, 3.63%, 10/1/31,
Callable 10/1/26 @ 101.81(a) 71,825
40,000 TEGNA, Inc., 4.75%, 3/15/26, Callable 8/2/24 @
101.19(a) 38,950
350,000 Time Warner Cable LLC, 6.75%, 6/15/39 337,405
55,000 Univision Communications, Inc., 6.63%, 6/1/27,
Callable 7/15/24 @ 101.66(a) 52,663
60,000 Univision Communications, Inc., 8.00%, 8/15/28,
Callable 8/15/25 @ 104(a) 58,350
1,800,214
Metals & Mining (0.1%):
30,000 ATI, Inc., 4.88%, 10/1/29, Callable 10/1/24 @
102.44 28,087
40,000 Cleveland-Cliffs, Inc., 6.75%, 4/15/30, Callable
4/15/26 @ 103.38(a) 39,650
25,000 Commercial Metals Co., 4.13%, 1/15/30, Callable
1/15/25 @ 102.06 22,813
25,000 Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @
101.94(a) 21,594
35,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(a) 35,262
147,406
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
15,000 Rithm Capital Corp., 8.00%, 4/1/29, Callable 4/1/26
@ 104(a) 14,531
30,000 Starwood Property Trust, Inc., 4.75%, 3/15/25,
Callable 9/15/24 @ 100 29,625
44,156

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Multi-Utilities (0.0%
†
):
$ 55,000 Sempra, 6.00%, 10/15/39 $ 55,565
Office REITs (0.2%):
290,000 Hudson Pacific Properties LP, 4.65%, 4/1/29,
Callable 1/1/29 @ 100^ 223,300
50,000 Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26
@ 100 46,025
269,325
Oil, Gas & Consumable Fuels (3.0%):
25,000 Apache Corp., 7.38%, 8/15/47 25,906
60,000 California Resources Corp., 8.25%, 6/15/29, Callable
6/15/26 @ 104.13(a) 61,200
15,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp., 9.75%, 7/15/28, Callable 7/15/25
@ 104.88(a) 14,119
20,000 CITGO Petroleum Corp., 8.38%, 1/15/29, Callable
10/15/25 @ 104.19(a) 20,550
10,000 CNX Midstream Partners LP, 4.75%, 4/15/30,
Callable 4/15/25 @ 102.38(a) 8,950
15,000 CNX Resources Corp., 6.00%, 1/15/29, Callable
8/2/24 @ 104.5(a) 14,625
20,000 Columbia Pipelines Operating Co. LLC, 5.93%,
8/15/30, Callable 6/15/30 @ 100(a) 20,476
55,000 Columbia Pipelines Operating Co. LLC, 6.04%,
11/15/33, Callable 8/15/33 @ 100(a) 56,420
16,000 Columbia Pipelines Operating Co. LLC, 6.50%,
8/15/43, Callable 2/15/43 @ 100(a) 16,590
30,000 Columbia Pipelines Operating Co. LLC, 6.54%,
11/15/53, Callable 5/15/53 @ 100(a) 31,535
18,000 Columbia Pipelines Operating Co. LLC, 6.71%,
8/15/63, Callable 2/15/63 @ 100(a) 19,051
80,000 Comstock Resources, Inc., 6.75%, 3/1/29, Callable
7/18/24 @ 103.38(a) 77,400
85,000 Continental Resources, Inc., 5.75%, 1/15/31,
Callable 7/15/30 @ 100(a) 83,619
25,000 CVR Energy, Inc., 5.75%, 2/15/28, Callable 7/18/24
@ 101.92(a) 23,125
65,000 CVR Energy, Inc., 8.50%, 1/15/29, Callable 1/15/26
@ 104.25(a) 65,081
67,000 DCP Midstream Operating LP, 5.38%, 7/15/25,
Callable 4/15/25 @ 100 66,749
60,000 DCP Midstream Operating LP, 5.13%, 5/15/29,
Callable 2/15/29 @ 100 59,550
100,000 DCP Midstream Operating LP, 5.60%, 4/1/44,
Callable 10/1/43 @ 100 95,750
35,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 7.13%, 6/1/28, Callable 8/2/24 @ 103.56(a) 34,563
50,000 Delek Logistics Partners LP/Delek Logistics Finance
Corp., 8.63%, 3/15/29, Callable 3/15/26 @
104.31(a) 51,312
18,000 Devon Energy Corp., 5.25%, 10/15/27, Callable
7/15/24 @ 101.75 17,898
25,000 DT Midstream, Inc., 4.13%, 6/15/29, Callable
8/2/24 @ 102.06(a) 23,063
190,000 Energy Transfer LP, 4.95%, 6/15/28, Callable
3/15/28 @ 100 186,916
55,000 Energy Transfer LP, 7.38%, 2/1/31, Callable 2/1/26
@ 103.69(a) 57,409
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 427,000 Energy Transfer LP, 5.00%, 5/15/50, Callable
11/15/49 @ 100 $ 358,506
60,000 EnLink Midstream LLC, 5.63%, 1/15/28, Callable
7/15/27 @ 100(a) 59,475
70,000 EQM Midstream Partners LP, 4.50%, 1/15/29,
Callable 7/15/28 @ 100(a) 65,888
45,000 EQT Corp., 5.00%, 1/15/29, Callable 7/15/28 @ 100 43,911
45,000 Genesis Energy LP/Genesis Energy Finance Corp.,
8.00%, 1/15/27, Callable 8/2/24 @ 104 45,900
40,000 Harvest Midstream I LP, 7.50%, 5/15/32, Callable
5/15/27 @ 103.75(a) 40,500
150,000 Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100 146,052
109,000 Hess Corp., 7.30%, 8/15/31 121,543
610,000 Hess Corp., 5.60%, 2/15/41 600,129
20,000 Howard Midstream Energy Partners LLC, 7.38%,
7/15/32, Callable 7/15/27 @ 103.69(a) 20,300
40,000 Kinetik Holdings LP, 6.63%, 12/15/28, Callable
12/15/25 @ 103.31(a) 40,600
20,000 Kinetik Holdings LP, 5.88%, 6/15/30, Callable
6/15/25 @ 102.94(a) 19,600
35,000 Matador Resources Co., 6.50%, 4/15/32, Callable
4/15/27 @ 103.25(a) 34,956
408,000 Mesquite Energy, Inc., 7.25%, 2/15/23(a)(b) —
200,000 MPLX LP, 4.95%, 9/1/32, Callable 6/1/32 @ 100 189,987
42,000 Murphy Oil Corp., 5.88%, 12/1/27, Callable 7/18/24
@ 101.96 41,948
45,000 New Fortress Energy, Inc., 8.75%, 3/15/29, Callable
3/15/26 @ 104.38^(a) 40,838
30,000 NGL Energy Operating LLC/NGL Energy Finance
Corp., 8.13%, 2/15/29, Callable 2/15/26 @
104.06(a) 30,600
30,000 Northern Oil & Gas, Inc., 8.75%, 6/15/31, Callable
6/15/26 @ 104.38(a) 31,425
112,000 Occidental Petroleum Corp., 7.50%, 5/1/31 123,480
50,000 PBF Holding Co. LLC/PBF Finance Corp., 6.00%,
2/15/28, Callable 8/2/24 @ 101.5 48,750
30,000 Permian Resources Operating LLC, 5.88%, 7/1/29,
Callable 8/2/24 @ 102.94(a) 29,587
45,000 Permian Resources Operating LLC, 7.00%, 1/15/32,
Callable 1/15/27 @ 103.5(a) 46,125
45,000 Range Resources Corp., 4.88%, 5/15/25, Callable
2/15/25 @ 100 44,550
230,000 Sabine Pass Liquefaction LLC, 4.50%, 5/15/30,
Callable 11/15/29 @ 100 220,513
38,000 Sitio Royalties Operating Partnership LP/Sitio
Finance Corp., 7.88%, 11/1/28, Callable 11/1/25
@ 103.94(a) 39,235
20,000 SM Energy Co., 5.63%, 6/1/25, Callable 8/2/24
@ 100 19,900
25,000 Southwestern Energy Co., 4.75%, 2/1/32, Callable
2/1/27 @ 102.38 22,969
5,000 Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27,
Callable 8/2/24 @ 101 4,981
95,000 Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28,
Callable 8/2/24 @ 101.96 94,287
30,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 29,700

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
14
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 20,000 Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.00%, 1/15/32, Callable
7/15/26 @ 102 $ 17,975
13,000 Western Midstream Operating LP, 4.65%, 7/1/26,
Callable 4/1/26 @ 100 12,740
400,000 Western Midstream Operating LP, 4.50%, 3/1/28,
Callable 12/1/27 @ 100 386,000
220,000 Williams Cos., Inc. (The), 4.65%, 8/15/32, Callable
5/15/32 @ 100 209,748
4,414,555
Passenger Airlines (0.1%):
35,000 American Airlines, Inc., 7.25%, 2/15/28, Callable
2/15/25 @ 103.63(a) 34,869
35,000 American Airlines, Inc., 8.50%, 5/15/29, Callable
11/15/25 @ 104.25(a) 36,269
71,138
Personal Care Products (0.0%
†
):
25,000 BellRing Brands, Inc., 7.00%, 3/15/30, Callable
3/15/27 @ 101.75(a) 25,625
Pharmaceuticals (0.1%):
230,000 Viatris, Inc., 2.70%, 6/22/30, Callable 3/22/30 @
100 194,793
Professional Services (0.0%
†
):
25,000 ASGN, Inc., 4.63%, 5/15/28, Callable 8/2/24 @
101.52(a) 23,531
20,000 TriNet Group, Inc., 7.13%, 8/15/31, Callable
8/15/26 @ 103.56(a) 20,250
43,781
Real Estate Management & Development (0.8%):
421,000 Brandywine Operating Partnership LP, 3.95%,
11/15/27, Callable 8/15/27 @ 100 380,873
288,000 Brandywine Operating Partnership LP, 8.05%,
3/15/28, Callable 2/15/28 @ 100 298,310
150,000 CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31
@ 100^ 124,425
98,000 COPT Defense Properties LP, 2.25%, 3/15/26,
Callable 2/15/26 @ 100 92,551
27,000 COPT Defense Properties LP, 2.00%, 1/15/29,
Callable 11/15/28 @ 100 22,869
85,000 COPT Defense Properties LP, 2.75%, 4/15/31,
Callable 1/15/31 @ 100 70,322
35,000 Kennedy-Wilson, Inc., 4.75%, 2/1/30, Callable
9/1/24 @ 102.38 29,006
100,000 Pine Street Trust II, 5.57%, 2/15/49, Callable
8/15/48 @ 100(a) 91,681
40,000 VICI Properties LP/VICI Note Co., Inc., 4.63%,
6/15/25, Callable 3/15/25 @ 100(a) 39,400
1,149,437
Retail REITs (0.7%):
100,000 Boston Properties LP, 6.75%, 12/1/27, Callable
11/1/27 @ 100 102,631
22,000 Kite Realty Group Trust, 4.75%, 9/15/30, Callable
6/15/30 @ 100 20,994
387,000 Tanger Properties LP, 3.13%, 9/1/26, Callable
6/1/26 @ 100^ 364,606
237,000 Tanger Properties LP, 2.75%, 9/1/31, Callable
6/1/31 @ 100 192,948
Principal Amount Value
Corporate Bonds, continued
Retail REITs, continued
$ 390,000 VICI Properties LP, 4.95%, 2/15/30, Callable
12/15/29 @ 100 $ 375,375
1,056,554
Semiconductors & Semiconductor Equipment (0.7%):
55,000 Broadcom, Inc., 2.45%, 2/15/31, Callable 11/15/30
@ 100(a) 46,083
597,000 Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32
@ 100(a) 483,532
490,000 Broadcom, Inc., 3.50%, 2/15/41, Callable 8/15/40
@ 100(a) 371,578
30,000 ON Semiconductor Corp., 3.88%, 9/1/28, Callable
8/2/24 @ 101.94(a) 27,600
50,000 Qorvo, Inc., 4.38%, 10/15/29, Callable 10/15/24
@ 102.19 47,125
975,918
Software (0.5%):
45,000 AthenaHealth Group, Inc., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) 41,344
20,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/15/24 @ 102(a) 18,750
25,000 Boxer Parent Co., Inc., 7.13%, 10/2/25, Callable
8/2/24 @ 100(a) 25,000
25,000 Cloud Software Group, Inc., 6.50%, 3/31/29,
Callable 9/30/25 @ 103.25(a) 23,969
110,000 Cloud Software Group, Inc., 9.00%, 9/30/29,
Callable 9/30/25 @ 104.5(a) 106,700
30,000 Fair Isaac Corp., 4.00%, 6/15/28, Callable 7/18/24
@ 101(a) 28,087
55,000 MicroStrategy, Inc., 6.13%, 6/15/28, Callable
7/15/24 @ 103.06(a) 53,281
355,000 Oracle Corp., 2.30%, 3/25/28, Callable 1/25/28
@ 100 320,906
40,000 SS&C Technologies, Inc., 6.50%, 6/1/32, Callable
6/1/27 @ 103.25(a) 40,300
25,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(a) 25,219
30,000 Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%,
9/1/25, Callable 8/2/24 @ 100(a) 25,950
709,506
Specialized REITs (0.0%
†
):
17,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 16,724
Specialty Retail (0.5%):
10,000 ACProducts Holdings, Inc., 6.38%, 5/15/29, Callable
8/2/24 @ 103.19(a) 6,512
25,000 Arko Corp., 5.13%, 11/15/29, Callable 11/15/24 @
102.56(a) 21,750
35,000 Asbury Automotive Group, Inc., 4.63%, 11/15/29,
Callable 11/15/24 @ 102.31(a) 32,244
30,000 At Home Group, Inc., 4.88%, 7/15/28, Callable
8/2/24 @ 101.63(a) 12,150
47,000 AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30
@ 100 44,892
200,000 AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30
@ 100 187,699
95,000 Bath & Body Works, Inc., 6.63%, 10/1/30, Callable
10/1/25 @ 103.31(a) 95,119

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Specialty Retail, continued
$ 66,000 Carvana Co., 5.88%, 10/1/28, Callable 7/15/24 @
104.41(a) $ 53,460
10,000 Carvana Co., 4.88%, 9/1/29, Callable 9/1/24 @
102.44(a) 7,500
55,000 Carvana Co., 10.25%, 5/1/30, Callable 5/1/27 @
105.13(a) 47,025
30,000 Foot Locker, Inc., 4.00%, 10/1/29, Callable 10/1/24
@ 102(a) 25,050
25,000 Michaels Cos., Inc. (The), 5.25%, 5/1/28, Callable
7/15/24 @ 102.63(a) 19,875
40,000 Staples, Inc., 10.75%, 9/1/29, Callable 9/1/26 @
105.38(a) 37,950
30,000 Staples, Inc., 12.75%, 1/15/30, Callable 6/15/27
@ 106.38(a) 23,400
20,000 Upbound Group, Inc., 6.38%, 2/15/29, Callable
8/2/24 @ 103.19(a) 19,125
50,000 Valvoline, Inc., 3.63%, 6/15/31, Callable 6/15/26
@ 101.81(a) 43,062
676,813
Technology Hardware, Storage & Peripherals (0.2%):
10,000 Capstone Borrower, Inc., 8.00%, 6/15/30, Callable
6/15/26 @ 104(a) 10,250
90,000 CommScope, Inc., 4.75%, 9/1/29, Callable 9/1/24
@ 102.38(a) 62,100
10,000 CPI CG, Inc., 10.00%, 7/15/29, Callable 7/15/26
@ 105(a) 10,375
91,000 Dell International LLC/EMC Corp., 6.02%, 6/15/26,
Callable 3/15/26 @ 100 91,776
148,000 Dell International LLC/EMC Corp., 6.10%, 7/15/27,
Callable 5/15/27 @ 100 151,672
326,173
Textiles, Apparel & Luxury Goods (0.3%):
25,000 Crocs, Inc., 4.13%, 8/15/31, Callable 8/15/26 @
102.06(a) 21,719
20,000 Kontoor Brands, Inc., 4.13%, 11/15/29, Callable
11/15/24 @ 102.06(a) 18,075
30,000 Levi Strauss & Co., 3.50%, 3/1/31, Callable 3/1/26
@ 101.75(a) 25,912
19,000 Tapestry, Inc., 7.05%, 11/27/25 19,340
53,000 Tapestry, Inc., 7.00%, 11/27/26 54,361
84,000 Tapestry, Inc., 7.35%, 11/27/28, Callable 10/27/28
@ 100 86,793
94,000 Tapestry, Inc., 7.70%, 11/27/30, Callable 9/27/30
@ 100 97,757
94,000 Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33
@ 100 98,925
45,000 Wolverine World Wide, Inc., 4.00%, 8/15/29,
Callable 8/15/24 @ 102(a) 37,462
460,344
Tobacco (0.0%
†
):
30,000 Turning Point Brands, Inc., 5.63%, 2/15/26, Callable
7/15/24 @ 101.41(a) 29,700
Trading Companies & Distributors (0.3%):
290,000 Air Lease Corp., 3.38%, 7/1/25, Callable 6/1/25
@ 100 283,368
20,000 Beacon Roofing Supply, Inc., 6.50%, 8/1/30,
Callable 8/1/26 @ 103.25(a) 20,125
Principal Amount Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$ 30,000 Fortress Transportation and Infrastructure Investors
LLC, 7.88%, 12/1/30, Callable 12/1/26 @ 103.94(a) $ 31,388
10,000 Fortress Transportation and Infrastructure Investors
LLC, 7.00%, 6/15/32, Callable 6/15/27 @ 103.5(a) 10,145
40,000 Foundation Building Materials, Inc., 6.00%, 3/1/29,
Callable 8/2/24 @ 103(a) 35,100
25,000 SRS Distribution, Inc., 6.13%, 7/1/29 25,719
40,000 SRS Distribution, Inc., 6.00%, 12/1/29 41,188
55,000 United Rentals North America, Inc., 6.13%,
3/15/34, Callable 3/15/29 @ 103.06(a) 54,656
501,689
Wireless Telecommunication Services (0.5%):
175,000 Sprint Capital Corp., 6.88%, 11/15/28 185,281
65,000 T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 7/15/24
@ 101.58 64,025
500,000 T-Mobile USA, Inc., 3.88%, 4/15/30, Callable
1/15/30 @ 100 467,350
716,656
Total Corporate Bonds (Cost $44,762,731) 41,764,085
Yankee Debt Obligations (6.7%):
Aerospace & Defense (0.1%):
45,000 Bombardier, Inc., 6.00%, 2/15/28, Callable 8/2/24
@ 103(a) 44,381
60,000 Bombardier, Inc., 7.00%, 6/1/32, Callable 6/1/27
@ 103.5(a) 60,675
105,056
Banks (1.3%):
270,000 Barclays plc, 5.09% (US0003M+305bps), 6/20/30,
Callable 6/20/29 @ 100 258,961
200,000 Commonwealth Bank of Australia, 3.61%
(H15T5Y+205bps), 9/12/34, Callable 9/12/29 @
100(a) 179,173
550,000 Intesa Sanpaolo SpA, 5.71%, 1/15/26(a) 544,887
286,000 NatWest Group plc, 3.07% (H15T1Y+255bps),
5/22/28, Callable 5/22/27 @ 100 266,707
513,000 Societe Generale SA, 1.49% (H15T1Y+110bps),
12/14/26, Callable 12/14/25 @ 100(a) 480,024
47,000 UniCredit SpA, 5.86% (USISDA05+370bps),
6/19/32, Callable 6/19/27 @ 100(a) 45,465
23,000 UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34,
Callable 4/2/29 @ 100(a) 23,385
135,000 Westpac Banking Corp., 4.11% (H15T5Y+200bps),
7/24/34, Callable 7/24/29 @ 100 123,888
1,922,490
Biotechnology (0.0%
†
):
10,000 Grifols SA, 4.75%, 10/15/28, Callable 10/15/24 @
102.38^(a) 8,625
Capital Markets (0.6%):
680,000 Deutsche Bank AG, 4.50%, 4/1/25 670,628
314,000 UBS Group AG, 1.49% (H15T1Y+85bps), 8/10/27,
Callable 8/10/26 @ 100(a) 287,218
957,846
Chemicals (0.1%):
25,000 Cerdia Finanz GmbH, 10.50%, 2/15/27, Callable
8/2/24 @ 105.25(a) 25,813

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
16
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Chemicals, continued
$ 95,000 NOVA Chemicals Corp., 5.25%, 6/1/27, Callable
3/3/27 @ 100(a) $ 90,962
10,000 NOVA Chemicals Corp., 9.00%, 2/15/30, Callable
8/15/26 @ 104.5(a) 10,562
25,000 SNF Group SACA, 3.13%, 3/15/27, Callable 8/2/24
@ 101.56(a) 23,000
150,337
Commercial Services & Supplies (0.0%
†
):
15,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 15,319
Communications Equipment (0.0%
†
):
30,000 Nokia Oyj, 6.63%, 5/15/39 29,775
Consumer Staples Distribution & Retail (0.4%):
550,000 JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS
Lux Co. Sarl, 3.00%, 5/15/32, Callable 2/15/32
@ 100 452,375
180,000 JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS
Lux Co. Sarl, 5.75%, 4/1/33, Callable 1/1/33 @ 100 178,875
631,250
Containers & Packaging (0.1%):
10,000 Intelligent Packaging, Ltd. Finco, Inc./Intelligent
Packaging, Ltd. Co.-Issuer LLC, 6.00%, 9/15/28,
Callable 8/2/24 @ 101.5(a) 9,675
25,000 OI European Group BV, 4.75%, 2/15/30, Callable
11/15/24 @ 102.38(a) 22,844
45,000 Trivium Packaging Finance BV, 5.50%, 8/15/26,
Callable 8/2/24 @ 101.38(a) 44,100
76,619
Diversified Consumer Services (0.1%):
95,000 GEMS MENASA Cayman, Ltd./GEMS Education
Delaware LLC, 7.13%, 7/31/26, Callable 8/2/24 @
100(a) 94,406
30,000 Mclaren Finance plc, 7.50%, 8/1/26, Callable 8/2/24
@ 101.88(a) 25,950
120,356
Diversified Telecommunication Services (0.2%):
185,000 Altice France SA, 5.13%, 1/15/29, Callable 8/2/24
@ 102.56(a) 121,638
45,000 Intelsat Jackson Holdings SA, 6.50%, 3/15/30,
Callable 3/15/25 @ 102(a) 41,962
20,000 Telecom Italia Capital SA, 6.38%, 11/15/33 18,700
80,000 Telecom Italia Capital SA, 6.00%, 9/30/34^ 72,100
254,400
Electrical Equipment (0.0%
†
):
45,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
8/2/24 @ 102(a) 41,175
Energy Equipment & Services (0.0%
†
):
30,000 Valaris, Ltd., 8.38%, 4/30/30, Callable 4/30/26 @
104.19(a) 31,050
Financial Services (0.7%):
55,000 1011778 BC ULC/New Red Finance, Inc., 5.75%,
4/15/25, Callable 8/2/24 @ 100(a) 54,863
80,000 1011778 BC ULC/New Red Finance, Inc., 4.00%,
10/15/30, Callable 10/15/25 @ 102(a) 70,200
Principal Amount Value
Yankee Debt Obligations, continued
Financial Services, continued
$ 21,000 1375209 BC, Ltd., 9.00%, 1/30/28, Callable
7/15/24 @ 101^(a) $ 20,107
251,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100 246,159
209,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 2.45%, 10/29/26, Callable 9/29/26 @ 100 194,990
234,000 AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.30%, 1/30/32, Callable 10/30/31 @ 100 201,045
50,000 GGAM Finance, Ltd., 7.75%, 5/15/26, Callable
11/15/25 @ 100(a) 50,937
30,000 GGAM Finance, Ltd., 8.00%, 2/15/27, Callable
8/15/26 @ 100(a) 31,012
25,000 GGAM Finance, Ltd., 6.88%, 4/15/29, Callable
4/15/26 @ 103.44(a) 25,313
25,000 Macquarie Airfinance Holdings, Ltd., 8.38%, 5/1/28,
Callable 5/1/25 @ 104.19(a) 26,250
5,000 Macquarie Airfinance Holdings, Ltd., 6.40%,
3/26/29, Callable 2/26/29 @ 100(a) 5,081
20,000 Macquarie Airfinance Holdings, Ltd., 8.13%,
3/30/29, Callable 9/30/25 @ 104.06(a) 21,075
25,000 NCL Finance, Ltd., 6.13%, 3/15/28, Callable
12/15/27 @ 100(a) 24,688
971,720
Health Care Providers & Services (0.0%
†
):
20,000 Jazz Securities DAC, 4.38%, 1/15/29, Callable
7/18/24 @ 102.19(a) 18,550
Hotels, Restaurants & Leisure (0.2%):
40,000 Carnival Corp., 7.00%, 8/15/29, Callable 8/15/26
@ 103.5(a) 41,400
45,000 Carnival Corp., 10.50%, 6/1/30, Callable 6/1/25 @
105.25(a) 48,825
65,000 Melco Resorts Finance, Ltd., 5.38%, 12/4/29,
Callable 12/4/24 @ 102.69(a) 58,337
45,000 NCL Corp., Ltd., 3.63%, 12/15/24, Callable 7/15/24
@ 100(a) 44,381
55,000 NCL Corp., Ltd., 8.38%, 2/1/28, Callable 2/1/25 @
104.19(a) 57,338
10,000 Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.,
8.00%, 8/1/30, Callable 8/1/25 @ 104(a) 10,263
25,000 Studio City Co., Ltd., 7.00%, 2/15/27, Callable
8/2/24 @ 103.5(a) 24,969
50,000 Viking Cruises, Ltd., 9.13%, 7/15/31, Callable
7/15/26 @ 104.56(a) 54,125
339,638
Industrial REITs (0.0%
†
):
20,000 Connect Finco SARL/Connect US Finco LLC, 6.75%,
10/1/26, Callable 7/15/24 @ 101.69(a) 19,275
Insurance (0.3%):
230,000 AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30
@ 100(a) 208,442
200,000 Swiss Re Finance Luxembourg SA, 5.00%
(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @
100(a) 189,794
398,236
Metals & Mining (0.1%):
10,000 Alcoa Nederland Holding BV, 7.13%, 3/15/31,
Callable 3/15/27 @ 103.56(a) 10,238

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17
See accompanying notes to the financial statements.
Principal Amount Value
Yankee Debt Obligations, continued
Metals & Mining, continued
$ 85,000 ERO Copper Corp., 6.50%, 2/15/30, Callable
2/15/25 @ 103.25(a) $ 82,237
5,000 FMG Resources August 2006 Pty, Ltd., 4.50%,
9/15/27, Callable 6/15/27 @ 100(a) 4,769
30,000 Mineral Resources, Ltd., 8.00%, 11/1/27, Callable
11/1/24 @ 104(a) 30,562
20,000 Mineral Resources, Ltd., 9.25%, 10/1/28, Callable
10/1/25 @ 104.63(a) 20,950
148,756
Oil, Gas & Consumable Fuels (1.5%):
30,000 Baytex Energy Corp., 7.38%, 3/15/32, Callable
3/15/27 @ 103.69(a) 30,450
40,000 Canacol Energy, Ltd., 5.75%, 11/24/28, Callable
11/24/24 @ 102.88(a) 21,200
35,000 Consolidated Energy Finance SA, 12.00%, 2/15/31,
Callable 2/15/27 @ 106(a) 36,050
125,000 eG Global Finance plc, 12.00%, 11/30/28, Callable
5/30/26 @ 106(a) 132,500
38,000 MEG Energy Corp., 7.13%, 2/1/27, Callable 8/2/24
@ 101.78(a) 38,475
345,000 Petroleos Mexicanos, 6.84%, 1/23/30, Callable
10/23/29 @ 100 302,738
120,000 Petroleos Mexicanos, 5.95%, 1/28/31, Callable
10/28/30 @ 100 96,450
320,000 Petroleos Mexicanos, 6.70%, 2/16/32, Callable
11/16/31 @ 100 266,400
1,662,000 Petroleos Mexicanos, 6.75%, 9/21/47 1,096,920
10,000 Seadrill Finance, Ltd., 8.38%, 8/1/30, Callable
8/1/26 @ 104.19(a) 10,462
30,000 Teine Energy, Ltd., 6.88%, 4/15/29, Callable 8/2/24
@ 103.44(a) 29,175
40,500 Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable
8/2/24 @ 101.72(a) 40,449
63,000 Transocean, Inc., 8.75%, 2/15/30, Callable 2/15/26
@ 104.38(a) 66,150
2,167,419
Passenger Airlines (0.0%
†
):
95,000 VistaJet Malta Finance plc/Vista Management
Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @
103.19^(a) 74,456
Pharmaceuticals (0.1%):
85,000 Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable
8/2/24 @ 100(a) 79,050
37,000 Bausch Health Cos., Inc., 11.00%, 9/30/28(a) 32,930
7,000 Bausch Health Cos., Inc., 14.00%, 10/15/30,
Callable 10/15/25 @ 106(a) 5,337
117,317
Software (0.1%):
30,000 Elastic NV, 4.13%, 7/15/29, Callable 8/2/24 @
102.06(a) 27,450
95,000 Open Text Corp., 3.88%, 2/15/28, Callable 8/2/24
@ 100.97(a) 87,638
115,088
Sovereign Bond (0.6%):
444,000 Dominican Republic International Bond, 5.50%,
1/27/25(a) 443,445
Principal Amount Value
Yankee Debt Obligations, continued
Sovereign Bond, continued
$ 250,000 Dominican Republic International Bond, 6.00%,
7/19/28(a) $ 248,125
230,000 Saudi Government International Bond, 3.25%,
10/22/30(a) 206,207
897,777
Technology Hardware, Storage & Peripherals (0.0%
†
):
20,000 Seagate HDD Cayman, 8.25%, 12/15/29, Callable
7/15/26 @ 104.13 21,450
Transportation Infrastructure (0.0%
†
):
55,000 Seaspan Corp., 5.50%, 8/1/29, Callable 8/2/24 @
102.75(a) 48,606
Wireless Telecommunication Services (0.2%):
315,000 Millicom International Cellular SA, 6.25%, 3/25/29,
Callable 7/15/24 @ 103.13(a) 302,794
60,000 Millicom International Cellular SA, 4.50%, 4/27/31,
Callable 4/27/26 @ 102.25(a) 51,525
354,319
Total Yankee Debt Obligations (Cost $11,082,105) 10,036,905
U.S. Government Agency Mortgages (21.7%):
Government National Mortgage Association (4.1%):
2,456 5.00%, 6/15/34, Pool #629493 2,393
1,781 5.00%, 3/15/38, Pool #676766 1,780
1,312 5.00%, 4/15/38, Pool #672672 1,311
4,796 5.00%, 8/15/38, Pool #687818 4,793
37,758 5.00%, 1/15/39, Pool #705997 38,241
533 5.00%, 3/15/39, Pool #697946 539
75,141 5.00%, 3/15/39, Pool #646746 76,102
79,912 4.00%, 10/15/40, Pool #783143 75,469
21,871 4.00%, 10/20/40, Pool #4833 20,655
65,960 4.00%, 1/20/41, Pool #4922 62,293
180,693 4.50%, 3/20/41, Pool #4978 177,730
63,646 4.50%, 5/20/41, Pool #5055 62,603
132,368 4.00%, 5/20/41, Pool #5054 125,535
63,094 4.50%, 6/15/41, Pool #366975 61,299
42,152 4.50%, 6/20/41, Pool #5082 41,136
170,586 3.50%, 12/20/41, Pool #5258 156,454
298,675 4.00%, 1/20/42, Pool #5280 283,251
165,237 3.00%, 12/20/42, Pool #AA5872 144,692
106,345 3.00%, 12/20/42, Pool #MA0624 95,206
18,590 3.00%, 1/20/43, Pool #MA0698 16,523
231,531 3.50%, 2/20/43, Pool #MA0783 212,068
46,608 3.00%, 3/20/43, Pool #AD8812 41,256
109,942 3.00%, 3/20/43, Pool #AA6146 97,728
30,565 3.50%, 3/20/43, Pool #AD8884 27,977
32,026 3.50%, 4/20/43, Pool #AD9075 29,314
12,067 3.50%, 4/20/43, Pool #AB9891 11,044
2,671 4.00%, 7/20/44, Pool #MA2074 2,518
113,393 4.00%, 4/15/46, Pool #784232 106,697
17,328 3.50%, 7/20/46, Pool #784391 15,727
9,717 3.00%, 10/20/46, Pool #MA4003 8,601
507,441 3.00%, 12/20/46, Pool #MA4126 449,160
55,937 4.00%, 1/15/47, Pool #AX5857 52,859
48,934 4.00%, 1/15/47, Pool #AX5831 45,735
159,738 3.00%, 1/20/47, Pool #MA4195 141,391
96,540 3.00%, 2/20/47, Pool #MA4261 85,390
160,981 4.00%, 4/20/47, Pool #784304 150,756
157,906 4.00%, 4/20/47, Pool #784303 147,875

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
18
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$ 47,755 4.00%, 4/20/48, Pool #BG7744 $ 45,233
44,807 4.00%, 4/20/48, Pool #BG3507 42,441
98,732 2.00%, 10/20/50, Pool #MA6930 79,929
272,188 2.00%, 11/20/50, Pool #MA6994 220,389
355,851 2.00%, 1/20/51, Pool #MA7135 288,050
258,839 2.00%, 2/20/51, Pool #MA7192 209,397
91,574 2.50%, 6/20/51, Pool #MA7418 76,976
182,222 2.50%, 9/20/51, Pool #MA7589 153,084
48,515 4.00%, 10/20/52, Pool #MA8346 44,858
680,447 4.50%, 4/20/53, Pool #MA8799 647,225
300,000 2.00%, 7/20/54, TBA 242,250
825,000 2.50%, 7/20/54, TBA 692,613
50,000 5.50%, 7/20/54, TBA 49,602
300,000 5.50%, 8/20/54, TBA 297,469
6,163,617
Federal National Mortgage Association (10.9%):
59,690 2.50%, 6/1/29, Pool #MA3734 56,501
38,540 2.50%, 9/1/31, Pool #AS8012 35,770
173,174 2.50%, 12/1/32, Pool #CA3748 160,780
1,920 4.50%, 7/1/33, Pool #729327 1,902
813 4.50%, 7/1/33, Pool #720240 805
8,254 4.50%, 8/1/33, Pool #726928 7,921
6,496 4.50%, 8/1/33, Pool #726956 6,242
1,692 4.50%, 8/1/33, Pool #727029 1,676
1,936 4.50%, 8/1/33, Pool #727160 1,865
2,286 4.50%, 8/1/33, Pool #729713 2,245
11,661 4.50%, 8/1/33, Pool #729380 11,557
3,253 4.50%, 8/1/33, Pool #723124 3,116
11,115 4.50%, 9/1/33, Pool #727147 11,021
3,928 4.50%, 9/1/33, Pool #734922 3,894
17,132 4.50%, 12/1/33, Pool #AL5321 16,991
69,405 3.50%, 8/1/34, Pool #CA4090 66,744
13,048 6.00%, 10/1/34, Pool #AL2130 13,410
58,636 3.50%, 10/1/34, Pool #FM1579 55,776
45,590 3.50%, 2/1/35, Pool #CA5291 43,044
27,853 4.50%, 9/1/35, Pool #AB8198 27,603
156,026 2.00%, 10/1/35, Pool #BK5705 138,555
243,133 6.00%, 5/1/36, Pool #745512 248,760
119,013 6.00%, 1/1/37, Pool #932030 123,495
23,122 6.00%, 3/1/37, Pool #889506 24,013
34,247 6.00%, 1/1/38, Pool #889371 35,326
12,812 6.00%, 3/1/38, Pool #889219 13,106
5,826 6.00%, 7/1/38, Pool #889733 5,988
31,911 4.50%, 3/1/39, Pool #AB0051 31,657
170,937 4.50%, 4/1/39, Pool #AB0043 169,573
123,907 2.50%, 8/1/39, Pool #MA3761 107,351
15,555 4.50%, 11/1/39, Pool #AC5442 15,092
47,098 6.00%, 5/1/40, Pool #AL2129 48,161
42,805 2.00%, 10/1/40, Pool #FM4644 35,549
111,478 2.00%, 11/1/40, Pool #MA4176 93,948
16,477 2.00%, 12/1/40, Pool #MA4204 13,886
18,433 4.00%, 12/1/40, Pool #AA4757 17,409
23,463 4.50%, 2/1/41, Pool #AH5580 23,015
17,571 2.00%, 2/1/41, Pool #MA4268 14,775
18,018 2.00%, 3/1/41, Pool #MA4287 15,151
53,408 2.00%, 4/1/41, Pool #CB0116 44,246
18,692 2.00%, 4/1/41, Pool #MA4311 15,717
18,936 2.00%, 5/1/41, Pool #MA4333 15,922
39,075 2.00%, 6/1/41, Pool #FM7891 32,371
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 19,271 2.00%, 6/1/41, Pool #MA4364 $ 16,204
148,905 2.00%, 10/1/41, Pool #MA4446 125,729
413,410 1.50%, 11/1/41, Pool #MA4473 334,081
3,148 6.00%, 1/1/42, Pool #AL2128 3,118
759,610 2.00%, 5/1/42, Pool #FS4603 640,847
126,114 2.50%, 2/1/43, Pool #AB8465 108,846
27,907 4.00%, 10/1/43, Pool #BM1167 26,376
122,514 4.50%, 3/1/44, Pool #AL5082 118,812
6,976 4.00%, 12/1/44, Pool #AY0045 6,653
38,517 3.00%, 5/1/45, Pool #AS4972 33,576
65,125 4.00%, 5/1/45, Pool #AZ1207 60,282
20,626 4.00%, 6/1/45, Pool #AZ2719 19,277
29,094 4.00%, 6/1/45, Pool #AY8126 27,254
91,578 4.00%, 6/1/45, Pool #AY8096 84,768
25,782 4.00%, 6/1/45, Pool #AZ3341 24,094
23,118 5.00%, 6/1/45, Pool #AZ3448 23,424
102,557 4.00%, 7/1/45, Pool #AZ0833 95,845
34,393 3.00%, 8/1/45, Pool #AZ8288 29,980
12,079 3.00%, 8/1/45, Pool #AZ3728 10,531
86,989 3.00%, 8/1/45, Pool #AS5634 75,833
11,078 4.00%, 11/1/45, Pool #AZ0560 10,254
40,113 4.00%, 12/1/45, Pool #BA6404 37,129
28,869 4.50%, 2/1/46, Pool #BM5199 28,096
7,725 4.00%, 5/1/46, Pool #BC2276 7,205
214,837 3.50%, 5/1/46, Pool #BC0880 194,635
79,960 4.00%, 7/1/46, Pool #BC1443 74,923
25,365 4.50%, 8/1/46, Pool #AL9111 24,527
91,982 4.00%, 9/1/46, Pool #BC2843 86,188
279,214 3.50%, 12/1/46, Pool #BC9077 253,001
338,509 4.50%, 2/1/47, Pool #AL9846 327,655
45,670 3.50%, 2/1/47, Pool #BE5696 41,293
5,000 4.00%, 6/1/47, Pool #BH4269 4,670
24,882 3.00%, 5/1/49, Pool #MA3670 21,476
96,115 3.50%, 1/1/50, Pool #FS3728 88,396
177,672 1.50%, 12/1/50, Pool #CA8005 132,693
403,299 2.00%, 4/1/51, Pool #MA4305 316,651
232,065 2.50%, 4/1/51, Pool #FM6540 194,821
137,687 2.50%, 5/1/51, Pool #MA4326 112,550
56,901 2.50%, 5/1/51, Pool #CB0388 46,885
421,708 1.50%, 6/1/51, Pool #MA4354 314,525
464,249 3.00%, 6/1/51, Pool #CB0850 400,953
9,656 2.00%, 7/1/51, Pool #BT1461 7,646
271,508 2.50%, 7/1/51, Pool #CB0997 223,956
77,298 3.00%, 8/1/51, Pool #FM9973 66,392
163,326 2.50%, 9/1/51, Pool #CB1549 135,455
220,356 2.00%, 10/1/51, Pool #CB1799 174,415
293,176 2.00%, 10/1/51, Pool #CB1801 232,132
165,618 3.00%, 11/1/51, Pool #FM9633 141,936
130,262 3.00%, 11/1/51, Pool #FM9632 112,278
660,265 2.50%, 11/1/51, Pool #FM9501 546,235
174,406 3.00%, 11/1/51, Pool #CB2164 150,115
306,703 2.00%, 11/1/51, Pool #FM9568 243,103
194,083 2.00%, 11/1/51, Pool #FM9539 153,666
89,542 3.00%, 12/1/51, Pool #FM9777 77,117
1,005,754 2.50%, 12/1/51, Pool #FM9865 834,100
85,136 2.00%, 12/1/51, Pool #CB2348 67,407
474,027 2.00%, 12/1/51, Pool #CB2349 375,304
126,474 2.00%, 12/1/51, Pool #CB2350 99,992
129,379 2.00%, 12/1/51, Pool #CB2347 102,547

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
19
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$ 117,648 2.50%, 12/1/51, Pool #CB2376 $ 97,037
55,931 3.00%, 12/1/51, Pool #CB2420 48,142
166,594 2.50%, 12/1/51, Pool #CB2320 138,165
86,617 3.00%, 12/1/51, Pool #BT9503 74,188
775,448 2.00%, 1/1/52, Pool #FS0286 613,949
338,393 2.00%, 1/1/52, Pool #FS0288 267,284
835,697 2.00%, 2/1/52, Pool #CB2842 657,436
135,133 3.00%, 2/1/52, Pool #CB2886 116,373
207,994 3.00%, 2/1/52, Pool #FS0631 178,482
46,258 3.50%, 3/1/52, Pool #CB3128 41,388
43,370 4.00%, 4/1/52, Pool #FS1647 40,058
181,557 5.50%, 10/1/52, Pool #CB4843 179,743
86,480 5.00%, 11/1/52, Pool #FS3248 84,772
45,629 5.00%, 11/1/52, Pool #FS3295 44,790
179,465 5.00%, 11/1/52, Pool #CB5128 176,153
91,922 6.00%, 6/1/53, Pool #CB6538 93,672
43,449 5.50%, 6/1/53, Pool #CB6642 43,369
92,875 5.50%, 6/1/53, Pool #CB6527 92,417
280,975 5.50%, 7/1/53, Pool #CB6673 280,263
145,088 5.50%, 8/1/53, Pool #CB6911 145,037
142,786 6.50%, 9/1/53, Pool #CB7134 147,456
142,252 6.50%, 11/1/53, Pool #CB7520 146,492
200,000 2.00%, 7/25/54, TBA 156,125
100,000 4.00%, 7/25/54, TBA 91,453
650,000 2.50%, 7/25/54, TBA 530,156
800,000 6.50%, 7/25/54, TBA 814,250
250,000 2.50%, 8/25/54, TBA 204,102
650,000 2.00%, 8/25/54, TBA 507,914
100,000 4.00%, 8/25/54, TBA 91,500
16,241,947
Federal Home Loan Mortgage Corporation (6.7%):
15,185 2.50%, 6/1/31, Pool #G18604 14,247
26,361 2.50%, 7/1/31, Pool #V61246 24,055
44,002 2.50%, 8/1/31, Pool #V61273 40,055
162,663 3.50%, 3/1/32, Pool #C91403 152,759
509,907 3.50%, 7/1/32, Pool #C91467 478,846
4,402 2.50%, 8/1/32, Pool #G18654 4,087
4,675 2.50%, 11/1/32, Pool #G18665 4,341
143,617 2.50%, 12/1/32, Pool #G18669 133,342
22,116 2.50%, 3/1/33, Pool #G18680 20,457
8,858 2.50%, 4/1/33, Pool #G18683 8,193
51,689 3.00%, 4/1/33, Pool #G18684 48,429
4,578 2.50%, 5/1/33, Pool #G18687 4,234
96,821 2.50%, 7/1/33, Pool #G16661 89,828
20,243 3.00%, 4/1/34, Pool #G16829 19,297
191,141 3.50%, 10/1/34, Pool #C91793 177,881
393,955 4.00%, 5/1/37, Pool #C91938 375,836
16,729 3.50%, 4/1/40, Pool #V81744 15,150
34,877 3.50%, 5/1/40, Pool #V81750 31,585
36,417 3.50%, 6/1/40, Pool #V81792 32,980
20,805 3.50%, 8/1/40, Pool #V81886 18,840
14,844 3.50%, 9/1/40, Pool #V81958 13,443
23,480 4.50%, 1/1/41, Pool #A96051 22,986
128,027 2.00%, 3/1/41, Pool #SC0136 106,077
22,793 4.50%, 3/1/41, Pool #A97673 22,182
35,894 4.50%, 4/1/41, Pool #A97942 34,933
18,453 2.00%, 4/1/41, Pool #RB5108 15,516
122,937 5.00%, 6/1/41, Pool #G06596 124,381
19,170 2.00%, 7/1/41, Pool #RB5118 16,186
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 20,033 2.00%, 10/1/41, Pool #RB5131 $ 16,915
443,631 4.50%, 1/1/42, Pool #G60517 422,818
132,511 2.00%, 4/1/42, Pool #SC0481 110,116
63,009 3.00%, 12/1/42, Pool #C04320 56,635
21,327 4.00%, 5/1/43, Pool #Q18481 20,227
21,514 4.00%, 7/1/43, Pool #Q19597 20,403
21,695 4.00%, 10/1/43, Pool #Q22499 20,575
150,515 3.50%, 1/1/44, Pool #G07922 136,317
20,624 4.00%, 1/1/44, Pool #V80950 19,269
76,218 3.50%, 1/1/44, Pool #G60271 68,992
87,254 4.00%, 1/1/45, Pool #Q30720 81,914
76,565 4.00%, 2/1/45, Pool #G07949 73,784
24,790 3.50%, 3/1/45, Pool #Q31974 22,456
18,165 3.50%, 3/1/45, Pool #Q32328 16,455
37,650 3.50%, 3/1/45, Pool #Q32008 34,107
95,372 3.50%, 5/1/45, Pool #Q33547 85,000
13,110 3.00%, 5/1/45, Pool #Q33468 11,712
17,584 3.50%, 6/1/45, Pool #Q33791 15,672
119,483 3.50%, 6/1/45, Pool #Q34164 106,490
101,363 3.00%, 6/1/45, Pool #Q34156 90,559
8,986 3.00%, 7/1/45, Pool #Q34979 7,888
28,221 3.00%, 7/1/45, Pool #Q34759 25,019
44,750 4.00%, 8/1/45, Pool #Q35845 42,475
7,234 4.00%, 9/1/45, Pool #Q37853 6,754
3,999 4.00%, 11/1/45, Pool #Q38812 3,703
145,579 3.50%, 11/1/45, Pool #Q37467 131,875
8,081 4.00%, 2/1/46, Pool #Q38782 7,686
11,088 4.00%, 2/1/46, Pool #Q38783 10,293
1,529 4.00%, 2/1/46, Pool #Q38879 1,436
5,711 4.00%, 4/1/46, Pool #Q39975 5,431
22,160 4.00%, 4/1/46, Pool #V82292 21,047
160,218 3.50%, 5/1/46, Pool #G60553 145,867
46,913 3.50%, 5/1/46, Pool #Q40647 42,285
54,239 3.50%, 5/1/46, Pool #G60603 48,943
146,897 3.50%, 9/1/46, Pool #Q43257 132,558
7,566 4.00%, 9/1/47, Pool #Q50433 7,158
14,106 4.00%, 10/1/47, Pool #Q51189 13,345
10,266 4.00%, 2/1/48, Pool #Q54192 9,505
103,312 4.00%, 5/1/48, Pool #Q55992 95,655
322,938 4.00%, 6/1/48, Pool #G67713 304,491
40,581 4.00%, 7/1/48, Pool #Q59935 38,593
251,800 2.50%, 8/1/50, Pool #SD0430 209,062
310,031 2.50%, 10/1/50, Pool #SD7525 257,775
450,549 2.50%, 11/1/50, Pool #SD7530 374,575
35,502 2.50%, 2/1/51, Pool #SD7535 29,517
30,019 2.50%, 2/1/51, Pool #RA4575 24,735
24,146 2.50%, 3/1/51, Pool #RA4749 19,896
331,964 1.50%, 4/1/51, Pool #QC0798 247,106
118,014 2.00%, 5/1/51, Pool #SD7541 94,229
578,907 3.00%, 5/1/51, Pool #QC1881 493,018
12,050 2.00%, 7/1/51, Pool #QC4163 9,541
122,993 3.00%, 9/1/51, Pool #QC7496 105,342
287,061 2.00%, 10/1/51, Pool #RA6076 226,961
424,920 2.00%, 11/1/51, Pool #RA6241 335,958
166,864 2.00%, 11/1/51, Pool #RA6302 131,633
1,002,660 2.50%, 12/1/51, Pool #RA6435 827,016
173,107 2.00%, 12/1/51, Pool #RA6510 137,059
261,392 2.00%, 2/1/52, Pool #RA6823 206,717
520,900 2.00%, 2/1/52, Pool #RA6820 409,792

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
20
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2024 :
(Unaudited)
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$ 202,041 3.50%, 3/1/52, Pool #RA6949 $ 180,756
567,571 3.00%, 3/1/52, Pool #RA6988 486,192
216,353 3.50%, 3/1/52, Pool #RA6950 193,143
135,530 3.00%, 3/1/52, Pool #SD2219 116,709
84,773 5.50%, 9/1/52, Pool #SD1579 84,459
41,924 4.00%, 10/1/52, Pool #SD1772 38,922
91,743 5.00%, 11/1/52, Pool #SD1862 89,572
9,912,254
Total U.S. Government Agency Mortgages (Cost $36,268,284) 32,317,818
U.S. Treasury Obligations (28.6%):
U.S. Treasury Bonds (14.5%):
3,103,000 1.75%, 8/15/41 2,048,950
7,836,000 2.00%, 8/15/51 4,706,497
5,300,000 3.63%, 2/15/53 4,508,313
700,000 3.63%, 5/15/53 595,766
8,364,000 4.13%, 8/15/53 7,788,975
1,250,000 4.25%, 2/15/54 1,190,430
700,000 4.63%, 5/15/54 709,734
21,548,665
Principal Amount Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (14.1%):
$ 1,700,000 4.38%, 11/30/30 $ 1,701,594
1,700,000 4.00%, 1/31/31 1,665,734
2,500,000 4.25%, 2/28/31 2,485,547
10,800,000 3.50%, 2/15/33 10,121,625
4,700,000 3.38%, 5/15/33 4,356,312
790,000 4.00%, 2/15/34 767,041
21,097,853
Total U.S. Treasury Obligations (Cost $48,566,183) 42,646,518
Shares
Unaffiliated Investment Companies (5.0%):
Money Market Funds (5.0%):
1,811,256 BlackRock Liquidity FedFund, Institutional Class,
5.17%(d)(e) 1,811,256
5,705,089 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(e) 5,705,089
Total Unaffiliated Investment Companies (Cost $7,516,345) 7,516,345
Total Investment Securities
(Cost $167,417,839) — 102.8% 153,304,136
Net other assets (liabilities) — (2.8)% (4,196,393)
Net Assets — 100.0% $ 149,107,743
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T10Y—10 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TBA—To Be Announced Security
US0003M—3 Month US Dollar LIBOR
USISDA05—5 Year ICE Swap Rate
* Non-income producing security.
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $1,736,458.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at June 30,
2024.
(d) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(e) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 0.2%
Bermuda 0.1%
British Virgin Islands —%
†
Canada 0.5%
Cayman Islands 5.9%
Dominican Republic 0.5%

AZL Fidelity Institutional Asset Management Total Bond Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
21
See accompanying notes to the financial statements.
Country Percentage
Finland —%
†
France 0.4%
Germany 0.5%
Hong Kong 0.1%
Ireland 0.4%
Italy 0.4%
Jersey 0.2%
Luxembourg 0.9%
Marshall Island —%
†
Mexico 1.1%
Netherlands 0.1%
Panama 0.1%
Saudi Arabia 0.1%
Spain —%
†
Switzerland 0.2%
United Arab Emirates 0.1%
United Kingdom 0.6%
United States 87.6%
100.0%
† Represents less than 0.05%.

AZL Fidelity Institutional Asset Management Total Bond Fund
22
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 167,417,839
Investment securities, at value(a) $ 153,304,136
Cash 119,043
Interest and dividends receivable 1,547,080
Receivable for investments sold 175,892
Receivable for TBA investments sold 2,560,603
Prepaid expenses 310
Total Assets 157,707,064
Liabilities:
Payable for investments purchased 304,052
Payable for TBA investments purchased 6,250,846
Payable for capital shares redeemed 137,936
Payable for collateral received on loaned securities 1,811,256
Management fees payable 60,406
Administration fees payable 6,111
Distribution fees payable 27,544
Custodian fees payable 202
Transfer agent fees payable 315
Trustee fees payable 28
Other accrued liabilities 625
Total Liabilities 8,599,321
Commitments and contingent liabilities^
Net Assets
$ 149,107,743
Net Assets Consist of:
Paid in capital $ 197,087,453
Total distributable earnings (47,979,710)
Net Assets
$ 149,107,743
Class 1
Net Assets $ 15,903,882
Shares of beneficial interest (unlimited number of shares authorized, no par value) 1,916,600
Net Asset Value (offering and redemption price per share) $ 8.30
Class 2
Net Assets $ 133,203,861
Shares of beneficial interest (unlimited number of shares authorized, no par value) 15,408,188
Net Asset Value (offering and redemption price per share)* $ 8.64
(a) Includes securities on loan of $1,736,458.
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares ou tstanding.
Investment Income:
Interest $ 3,390,977
Dividends 75,415
Income from securities lending 14,890
Total Investment Income 3,481,282
Expenses:
Management fees 381,293
Administration fees 67,783
Distribution fees - Class 2 170,744
Custodian fees 3,071
Administrative and compliance services fees 1,358
Transfer agent fees 7,162
Trustee fees 4,402
Professional fees 5,523
Shareholder reports 2,082
Other expenses 2,373
Total expenses before reductions 645,791
Less Management fees contractually waived (7,625)
Net expenses 638,166
Net Investment Income/(Loss)
2,843,116
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities (1,815,368)
Change in net unrealized appreciation/depreciation on securities (1,714,528)
Net realized and Change in net unrealized gains/losses on
investments
(3,529,896)
Change in Net Assets Resulting From Operations
$ (686,780)

AZL Fidelity Institutional Asset Management Total Bond Fund
23
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
univ
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,843,116 $ 7,798,049
Net realized gains/(losses) on investments (1,815,368) (32,657,091)
Change in unrealized appreciation/depreciation on investments (1,714,528) 36,868,156
Change in net assets resulting from operations (686,780) 12,009,114
Distributions to Shareholders:
Class 1 — (1,047,912)
Class 2 — (8,890,181)
Change in net assets resulting from distributions to shareholders — (9,938,093)
Capital Transactions:
Class 1
Proceeds from shares issued 124,321 1,976,035
Proceeds from dividends reinvested — 1,047,912
Value of shares redeemed (824,230) (2,978,514)
Total Class 1 Shares (699,909) 45,433
Class 2
Proceeds from shares issued 2,854,765 14,126,816
Proceeds from shares issued in merger — 22,585,126
Proceeds from dividends reinvested — 8,890,181
Value of shares redeemed (15,173,098) (220,689,653)
Total Class 2 Shares (12,318,333) (175,087,530)
Change in net assets resulting from capital transactions (13,018,242) (175,042,097)
Change in net assets (13,705,022) (172,971,076)
Net Assets:
Beginning of period 162,812,765 335,783,841
End of period $ 149,107,743 $ 162,812,765
Share Transactions:
Class 1
Shares issued 15,227 242,932
Dividends reinvested — 136,803
Shares redeemed (100,377) (350,932)
Total Class 1 Shares (85,150) 28,803
Class 2
Shares issued 332,798 1,594,948
Shares issued in merger — 2,540,209
Dividends reinvested — 1,111,273
Shares redeemed (1,769,719) (25,131,475)
Total Class 2 Shares (1,436,921) (19,885,045)
Change in shares (1,522,071) (19,856,242)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Fidelity Institutional Asset Management Total Bond Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
24
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 8.32  $ 8.39  $ 10.27  $ 10.73  $ 10.20  $ 9.54
Investment Activities:
Net Investment Income/(Loss)(a) 0.16  0.36  0.27  0.23  0.29  0.32
Net Realized and Unrealized Gains/(Losses) on Investments (0.18) 0.17  (1.64) (0.17) 0.63  0.69
Total from Investment Activities (0.02) 0.53  (1.37) 0.06  0.92  1.01
Distributions to Shareholders From:
Net Investment Income —  (0.60) (0.27) (0.31) (0.39) (0.35)
Net Realized Gains —  —  (0.24) (0.21) —  —
Total Dividends —  (0.60) (0.51) (0.52) (0.39) (0.35)
Net Asset Value, End of Period
$ 8.30  $ 8.32  $ 8.39  $ 10.27  $ 10.73  $ 10.20
Total Return
(b) (0.24)%(c) 6.92% (13.20)% 0.59% 9.12% 10.57%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 15,904  $ 16,651  $ 16,553  $ 21,203  $ 22,495  $ 22,823
Net Investment Income/(Loss)(d) 3.95% 4.26% 2.89% 2.21% 2.78% 3.17%
Expenses Before Reductions(d)(e) 0.62% 0.61% 0.56% 0.57% 0.58% 0.57%
Expenses Net of Reductions(d) 0.61% 0.60% 0.56% 0.57% 0.58% 0.57%
Portfolio Turnover Rate(f) 10%(c) 83% 24% 76% 71% 68%
Class 2
Net Asset Value, Beginning of Period
$ 8.68  $ 8.69  $ 10.60  $ 11.06  $ 10.50  $ 9.81
Investment Activities:
Net Investment Income/(Loss)(a) 0.16  0.34  0.25  0.21  0.27  0.30
Net Realized and Unrealized Gains/(Losses) on Investments (0.20) 0.19  (1.68) (0.18) 0.65  0.71
Total from Investment Activities (0.04) 0.53  (1.43) 0.03  0.92  1.01
Distributions to Shareholders From:
Net Investment Income —  (0.54) (0.24) (0.28) (0.36) (0.32)
Net Realized Gains —  —  (0.24) (0.21) —  —
Total Dividends —  (0.54) (0.48) (0.49) (0.36) (0.32)
Net Asset Value, End of Period
$ 8.64  $ 8.68  $ 8.69  $ 10.60  $ 11.06  $ 10.50
Total Return
(b) (0.46)%(c) 6.68% (13.37)% 0.31% 8.84% 10.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 133,204  $ 146,162  $ 319,231  $ 425,299  $ 436,803  $ 470,864
Net Investment Income/(Loss)(d) 3.70% 3.93% 2.64% 1.96% 2.53% 2.92%
Expenses Before Reductions(d)(e) 0.87% 0.85% 0.81% 0.82% 0.83% 0.82%
Expenses Net of Reductions(d) 0.86% 0.84% 0.81% 0.82% 0.83% 0.82%
Portfolio Turnover Rate(f) 10%(c) 83% 24% 76% 71% 68%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
25
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Fidelity
Institutional Asset Management Total Bond Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Securities Purchased on a When-Issued Basis
The Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. The Fund will not pay for such securities or start earning interest on them until they are received. When the Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
26
loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,480 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,811,256 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted
“good delivery” standards. The Fund may enter into TBA purchase transactions with the intention of taking possession of the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBAs to gain interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its TBA commitments.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral held, if any, by such counterparty. As of June 30, 2024, no collateral had been posted by the Fund to counterparties for TBAs.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
27
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with FIAM LLC (“FIAM” or the “Subadviser”), FIAM provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.50% of the first $2.5 billion of the Fund’s average daily net assets, 0.40% of the next $15 billion of the Fund’s average daily net assets, and 0.37% on the Fund’s average daily net assets over $17.5 billion. The Manager waived, prior to any application of expense limit, the management fee to 0.49% on all assets in order to maintain a more competitive expense ratio. The annual rate due to the Subadviser from the Manager is 0.25% of the first $100 million of the Fund’s average daily net assets,
0.18% of the next $400 million of the Fund’s average daily net assets and 0.13% of the Fund’s average daily net assets over $500 million. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue he waiver) at any time after April 30, 2025.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
Annual Rate* Annual Expense Limit
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 1 0.50% 0.70%
AZL Fidelity Institutional Asset Management Total Bond Fund, Class 2 0.50% 0.95%

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
28
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2024 purchases and sales of long-term U.S. government securities were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 478 $ — $ 491,112 $ 491,590
Warrant
+
1,694 — — 1,694
Asset Backed Securities — 2,943,541 — 2,943,541
Collateralized Mortgage Obligations — 14,718,944 — 14,718,944
Convertible Bonds — 193,242 — 193,242
Bank Loans — 673,454 — 673,454
Corporate Bonds
+
— 41,764,085 —
#
41,764,085
Yankee Debt Obligations
+
— 10,036,905 — 10,036,905
U.S. Government Agency Mortgages — 32,317,818 — 32,317,818
U.S. Treasury Obligations — 42,646,518 — 42,646,518
Unaffiliated Investment Companies 7,516,345 — — 7,516,345
Total Investment Securities $7,518,517 $145,294,507 $491,112 $153,304,136
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $14,948,912 $28,534,895

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
29
6. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act.
Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2024 are identified below.
7. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the Fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Short Sale Risk: The Fund may engage in short sales, which are transactions in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities that it does not own exposes the
Purchases Sales
AZL Fidelity Institutional Asset Management Total Bond Fund $8,097,067 $9,244,370
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Finastra US Term 1Ln, 12.59%, 9/13/29
9/22/23 $ 52,670 53,745 $ 53,745 0.04%
Mesquite Energy, Inc., 7.25%, 2/15/23
10/30/18 376,933 408,000 — 0.00%
(a) Acquisition date represents the initial purchase date of the security.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
30
Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.
8. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $179,334,426. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFS not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023 was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
9. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 85% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $1,632,048
Unrealized (depreciation) (14,091,592)
Net unrealized appreciation/(depreciation) $(12,459,544)
Short-Term
Amount
Long-Term
Amount Total
AZL Fidelity Institutional Asset Management Total Bond Fund $ 9,007,242 $ 33,624,188 $ 42,631,430
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Fidelity Institutional Asset Management Total Bond Fund $9,938,093 $— $9,938,093
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Fidelity Institutional Asset Management Total Bond Fund $7,798,044 $— $(42,631,430) $(12,459,544) $(47,292,930)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Fidelity Institutional Asset Management Total Bond Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
31
10. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL Metwest Total Return Bond Fund (“Metwest Total Return Bond Fund”),
an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 2,756,614 shares of the Metwest Total Return Bond Fund outstanding as of close of business March 10, 2023, valued at $22,585,126 for 2,540,209 Class 2 shares of the Fund.
At the close of business March 10, 2023, the Metwest Total Return Bond Fund’s investment holdings had a fair value of $23,604,604 and identified cost of $23,953,216. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the Metwest Total Return Bond Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the
Metwest Total Return Bond Fund as compared to those of the Fund.
11. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Government Money Market Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Government Money Market Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Government Money Market Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Principal Amount Value
U.S. Government Agency Mortgages (20.5%):
Federal Home Loan Bank (15.7%):
$ 2,655,000 5.33%, 7/24/24(a) $ 2,646,083
1,000,000 5.40%, 7/29/24 1,000,000
1,325,000 5.24%, 8/2/24(a) 1,319,040
1,500,000 5.40%, 8/23/24 1,500,000
500,000 5.40%, 8/26/24 500,000
1,900,000 5.40%, 8/27/24 1,900,000
200,000 5.40%, 8/27/24 200,000
530,000 5.40%, 8/29/24 530,000
517,000 5.02%, 9/3/24(a) 512,547
3,810,000 5.40%, 9/4/24 3,810,000
600,000 5.40%, 9/9/24 599,997
1,550,000 5.40%, 9/9/24 1,550,000
400,000 5.40%, 9/17/24 400,000
800,000 5.40%, 9/23/24 800,000
3,500,000 5.41%(SOFR+1bps), 10/2/24 3,500,000
8,000,000 4.97%, 10/4/24(a) 7,898,561
600,000 5.41%(SOFR+1bps), 10/16/24 600,000
1,600,000 5.41%(SOFR+1bps), 10/22/24 1,600,000
1,000,000 5.41%(SOFR+1bps), 10/24/24 1,000,000
2,100,000 5.51%(SOFR+11bps), 10/28/24 2,100,011
5,063,000 5.27%, 11/1/24(a) 4,976,644
532,000 5.15%, 11/4/24(a) 522,858
635,000 5.41%(SOFR+1bps), 11/6/24 635,000
700,000 5.41%(SOFR+1bps), 11/7/24 700,000
635,000 5.41%(SOFR+1bps), 11/12/24 635,000
484,000 4.92%, 11/12/24(a) 475,497
800,000 5.41%(SOFR+1bps), 11/18/24 800,000
1,000,000 5.41%(SOFR+1bps), 11/18/24 1,000,000
300,000 5.41%(SOFR+1bps), 11/21/24 300,000
3,000,000 4.94%, 11/26/24(a) 2,941,725
3,900,000 5.40%, 12/2/24 3,900,000
1,354,000 4.81%, 12/30/24(a) 1,322,580
515,000 5.01%, 1/24/25(a) 500,830
4,052,000 4.85%, 1/27/25(a) 3,942,562
1,242,000 5.00%, 2/10/25(a) 1,205,215
2,145,000 5.00%, 2/11/25(a) 2,081,186
2,520,000 5.50%, 4/15/25, Callable 7/15/24 @ 100.00 2,520,000
3,730,000 5.56%(SOFR+16bps), 7/21/25 3,730,000
2,890,000 5.60%(SOFR+20bps), 11/13/25, Callable 11/13/24
@ 100.00 2,890,000
1,925,000 5.50%(SOFR+10bps), 6/26/26 1,925,000
70,970,336
Federal National Mortgage Association (0.4%):
1,930,000 2.63%, 9/6/24 1,920,014
Federal Farm Credit Banks Funding Corp. (4.4%):
1,040,000 5.50%(SOFR+10bps), 8/1/24 1,040,000
4,180,000 5.49%(SOFR+9bps), 8/26/24 4,180,000
1,140,000 5.44%, 9/19/24(a) 1,126,877
1,535,000 5.49%(SOFR+9bps), 9/23/24 1,535,000
2,885,000 5.54%(SOFR+14bps), 11/7/24 2,885,000
699,000 5.13%, 12/4/24 698,878
900,000 5.48%(SOFR+8bps), 12/30/24 900,330
2,355,000 5.57%(SOFR+17bps), 1/23/25 2,355,000
566,000 5.00%, 4/4/25 565,685
2,945,000 5.54%(SOFR+14bps), 5/27/25 2,945,000
175,000 5.45%(SOFR+5bps), 6/20/25 175,000
700,000 5.47%(SOFR+7bps), 11/17/25 700,000
300,000 5.50%(SOFR+10bps), 6/24/26 300,000
Principal Amount Value
U.S. Government Agency Mortgages, continued
Federal Farm Credit Banks Funding Corp., continued
$ 700,000 5.50%(SOFR+10bps), 6/26/26 $ 700,000
20,106,770
Total U.S. Government Agency Mortgages (Cost $92,997,120) 92,997,120
U.S. Treasury Obligations (38.7%):
U.S. Treasury Bills (32.1%):
8,859,000 5.27%, 7/5/24(a) 8,854,033
11,380,000 5.39%, 7/9/24(a) 11,366,680
9,509,000 5.38%, 7/11/24(a) 9,495,570
10,295,000 5.23%, 7/18/24(a) 10,270,799
1,835,000 5.38%, 7/23/24(a) 1,829,157
8,180,000 5.24%, 7/25/24(a) 8,152,634
7,103,000 5.37%, 7/30/24(a) 7,073,220
5,225,400 5.20%, 8/1/24(a) 5,202,976
6,206,100 5.36%, 8/6/24(a) 6,173,830
150,000 5.41%, 8/8/24(a) 149,169
2,300,000 5.40%, 8/13/24(a) 2,285,632
900,000 5.41%, 8/20/24(a) 893,453
225,000 5.41%, 8/27/24(a) 223,133
770,000 5.34%, 8/29/24(a) 763,526
5,865,000 5.44%, 9/5/24(a) 5,809,967
3,035,000 5.31%, 9/12/24(a) 3,003,613
100,000 5.40%, 9/17/24(a) 98,866
1,760,300 5.34%, 9/19/24(a) 1,740,233
1,839,100 5.33%, 10/10/24(a) 1,812,726
3,160,000 5.39%, 10/15/24(a) 3,111,431
3,184,100 5.37%, 10/24/24(a) 3,131,615
8,414,000 5.39%, 10/31/24(a) 8,266,930
10,035,000 5.37%, 11/7/24(a) 9,849,633
5,200,000 5.37%, 11/21/24(a) 5,093,417
6,800,000 5.40%, 11/29/24(a) 6,652,540
10,000,000 5.37%, 12/5/24(a) 9,775,260
5,780,000 5.36%, 12/19/24(a) 5,638,607
6,155,800 5.37%, 12/26/24(a) 6,005,218
1,991,700 4.82%, 1/23/25(a) 1,939,598
545,000 5.06%, 3/20/25(a) 525,922
145,189,388
U.S. Treasury Notes (6.6%):
4,085,000 5.50%(USBMMY3M+14bps), 10/31/24 4,085,822
4,500,000 5.51%(USBMMY3M+20bps), 1/31/25 4,500,000
109,000 5.03%, 2/28/25 107,394
98,000 4.99%, 2/28/25 95,550
9,605,000 5.49%(USBMMY3M+13bps), 7/31/25 9,603,948
1,675,000 5.51%(USBMMY3M+17bps), 10/31/25 1,674,305
4,820,000 5.55%(USBMMY3M+25bps), 1/31/26 4,820,000
5,100,000 5.45%(USBMMY3M+15bps), 4/30/26 5,100,772
29,987,791
Total U.S. Treasury Obligations (Cost $175,177,179) 175,177,179
Repurchase Agreements (42.0%):
35,000,000 Bank of Montreal, 5.32%, 7/1/24, (Purchased
on 6/30/24, proceeds at maturity $35,015,517,
Collateralized by U.S. Treasury Note, 2.88%,
8/15/28, fair value of $35,700,021) 35,000,000

AZL Government Money Market Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024.
Principal Amount Value
Repurchase Agreements, continued
$ 35,000,000 Bank of Nova Scotia, 5.32%, 7/1/24, (Purchased
on 6/30/24, proceeds at maturity $35,015,517,
Collateralized by U.S. Treasury Obligations,
0.00% - 4.88%, 8/29/24 - 2/15/54, fair value of
$35,715,828) $ 35,000,000
30,000,000 BNP Paribas, 5.33%, 7/1/24, (Purchased on
6/30/24, proceeds at maturity $30,013,325,
Collateralized by U.S. Government Agency
Obligations, 2.00% - 6.50%, 11/1/32  - 12/20/53,
fair value of $30,617,547) 30,000,000
35,000,000 Citigroup Global Markets, 5.34%, 7/1/24,
(Purchased on 6/30/24, proceeds at maturity
$35,015,575, Collateralized by U.S. Government
Agency Obligations, 2.50% - 4.50%, 7/20/46 -
1/20/47, fair value of $35,700,121) 35,000,000
5,000,000 Morgan Stanley Co. LLC, 5.32%, 7/1/24, (Purchased
on 6/30/24, proceeds at maturity $5,002,217,
Collateralized by U.S. Treasury Obligations, 0.00% -
4.63%, 7/30/24 - 5/15/52, fair value of $5,100,013) 5,000,000
12,000,000 Morgan Stanley Co. LLC, 5.33%, 7/1/24, (Purchased
on 6/30/24, proceeds at maturity $12,005,330,
Collateralized by U.S. Government Agency
Obligations, 0.13% - 6.00%, 5/15/34 - 6/20/54, fair
value of $12,240,000) 12,000,000
Principal Amount Value
Repurchase Agreements, continued
$ 10,000,000 Natixis, 5.32%, 7/1/24, (Purchased on 6/30/24,
proceeds at maturity $10,004,433, Collateralized
by U.S. Treasury Obligations, 0.00% - 3.88%,
10/15/27 - 2/15/50, fair value of $10,200,000) $ 10,000,000
15,000,000 Sumitomo Mitsui, 5.32%, 7/1/24, (Purchased
on 6/30/24, proceeds at maturity $15,006,650,
Collateralized by U.S. Treasury Obligations,
0.00% - 4.00%, 12/15/25 - 8/15/46 , fair value of
$15,300,001) 15,000,000
8,000,000 Toronto Dominion Bank NY, 5.32%, 7/1/24,
(Purchased on 6/30/24, proceeds at maturity
$8,003,547, Collateralized by U.S. Treasury Notes,
2.50% - 4.63%, 2/28/26 - 10/15/26, fair value of
$8,160,049) 8,000,000
5,000,000 Toronto Dominion Bank NY, 5.33%, 7/1/24,
(Purchased on 6/30/24, proceeds at maturity
$5,002,221, Collateralized by U.S. Government
Agency Obligation, 6.00%, 10/20/ 53, fair value of
$5,100,001) 5,000,000
Total Repurchase Agreements (Cost $190,000,000) 190,000,000
Total Investment Securities
(Cost $458,174,299) — 101.2% 458,174,299
Net other assets (liabilities) — (1.2)% (5,498,833)
Net Assets — 100.0% $ 452,675,466
SOFR—Secured Overnight Financing Rate
USBMMY3M—3 Month Treasury Bill Rate
(a) The rate represents the effective yield at June 30, 2024.

AZL Government Money Market Fund
5
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 268,174,299
Investment securities, at value $ 268,174,299
Repurchase agreements, at value/cost 190,000,000
Cash 794,588
Interest and dividends receivable 760,687
Prepaid expenses 1,098
Total Assets 459,730,672
Liabilities:
Payable for investments purchased 5,825,000
Payable for capital shares redeemed 899,943
Management fees payable 214,413
Administration fees payable 14,192
Distribution fees payable 94,934
Custodian fees payable 149
Transfer agent fees payable 618
Trustee fees payable 304
Other accrued liabilities 5,653
Total Liabilities 7,055,206
Commitments and contingent liabilities^
Net Assets
$ 452,675,466
Net Assets Consist of:
Paid in capital $ 452,651,672
Total distributable earnings 23,794
Net Assets
$ 452,675,466
Shares of beneficial interest (unlimited number of shares authorized, no par value) 452,651,795
Net Asset Value (offering and redemption price per share) $ 1.00
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 12,255,168
Total Investment Income 12,255,168
Expenses:
Management fees 799,398
Administration fees 64,504
Distribution fees 571,000
Custodian fees 596
Administrative and compliance services fees 3,104
Transfer agent fees 3,679
Trustee fees 10,642
Professional fees 13,745
Shareholder reports 2,978
Recoupment of prior expenses reimbursed by the manager 534,845
Other expenses 5,372
Total expenses before reductions 2,009,863
Less Management fees contractually waived (22,837)
Net expenses 1,987,026
Net Investment Income/(Loss)
10,268,142
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities 1,915
Net realized and Change in net unrealized gains/losses on
investments
1,915
Change in Net Assets Resulting From Operations
$ 10,270,057

AZL Government Money Market Fund
6
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 10,268,142 $ 19,508,956
Net realized gains/(losses) on investments 1,915 6,024
Change in net assets resulting from operations 10,270,057 19,514,980
Distributions to Shareholders:
Distributions (10,268,139) (19,509,397)
Change in net assets resulting from distributions to shareholders (10,268,139) (19,509,397)
Capital Transactions:
Proceeds from shares issued 482,728,084 845,247,161
Proceeds from dividends reinvested 10,268,139 19,509,396
Value of shares redeemed (540,598,266) (881,696,143)
Change in net assets resulting from capital transactions (47,602,043) (16,939,586)
Change in net assets (47,600,125) (16,934,003)
Net Assets:
Beginning of period 500,275,591 517,209,594
End of period $ 452,675,466 $ 500,275,591
Share Transactions:
Shares issued 482,728,084 845,247,161
Dividends reinvested 10,268,139 19,509,396
Shares redeemed (540,598,266) (881,696,142)
Change in shares (47,602,043) (16,939,585)

AZL Government Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
7
See accompanying notes to the financial statements.
i
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.02  0.04  0.01  — (b) — (b) 0.01
Net Realized and Unrealized Gains/
(Losses) on Investments(b) —  —  —  —  —  —
Total from Investment Activities 0.02  0.04  0.01  — (b) — (b) 0.01
Distributions to Shareholders From:
Net Investment Income (0.02) (0.04) (0.01) — (b) — (b) (0.01)
Total Dividends (0.02) (0.04) (0.01) — (b) — (b) (0.01)
Net Asset Value, End of Period
$1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return
(c) 2.26%(d) 4.27% 0.77% 0.00%(b) 0.21% 1.39%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $452,675 $500,276 $517,210 $539,896 $608,070 $481,524
Net Investment Income/(Loss)(e) 4.50% 4.19% 0.77% 0.00%(b) 0.18% 1.37%
Expenses Before Reductions(e)(f) 0.88% 0.88% 0.88% 0.65% 0.66% 0.88%
Expenses Net of Reductions(e) 0.87% 0.87% 0.87% 0.08%(g) 0.35%(g) 0.87%
(a) Calculated using the average shares method.
(b) Represents less than $0.005 or 0.005%.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum yield.

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Government
Money Market Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Repurchase Agreements
The Fund may invest in repurchase agreements with financial institutions such as member banks of the Federal Reserve System or from registered broker/dealers that the adviser deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Advisors, LLC (“BlackRock Advisors” or the
“Subadviser”), BlackRock Advisors provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager.
The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.34% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.06% of the first $500 million of the Fund’s net assets and 0.04% of the Fund’s net assets over $500 million.
The Manager, the Distributor and the Fund have entered into a written agreement to waive, reimburse, or pay Fund expenses to the extent necessary in order to maintain a minimum daily yield for the Fund of 0.00%. The Distributor may waive its Rule 12b-1 fees under this agreement. This agreement will continue from year to year in accordance with its terms, and will terminate upon termination of the investment management agreement with the Manager. There is no guarantee the Fund will avoid a negative yield. Such amounts waived, reimbursed, or paid by the Manager and/or the Distributor will be repaid to the Manager and/or the Distributor subject to the following limitations:
1. The repayments will not cause the Fund’s net investment income to fall below 0.00%.
2. The repayments must be made no later than three years after the waiver, reimbursement or payment, calculated monthly from when the waiver, reimbursement or payment was recorded.
3. Any expense recovery paid by the Fund will not cause its expense ratio to exceed 0.87%.
The ability of the Manager and/or Distributor to receive such payments could negatively affect the Fund’s future yield. Amounts waived under this agreement during the period ended
June 30, 2024, if any, are reflected on the Statement of Operations as “Expenses waived/reimbursed by the Manager for minimum daily yield.”
At June 30, 2024, the reimbursements of minimum daily yield waivers subject to repayment by the Fund in subsequent years were as follows:
The Fund has not recorded a commitment or contingent liability at June 30, 2024.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, other than the reimbursements of minimum daily yield waivers subject to repayment listed above.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
Annual Rate* Annual Expense Limit
AZL Government Money Market Fund 0.35% 0.87%
Expires
12/31/2024
Total
AZL Government Money Market Fund
$1,457,413 $1,457,413

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The Fund, which operates as a government money market fund, is eligible and has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act.
This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Investment Securities: Level 1 Level 2 Level 3 Total
U.S. Government Agency Mortgages $ — $ 92,997,120 $ — $ 92,997,120
U.S. Treasury Obligations — 175,177,179 — 175,177,179
Repurchase Agreements — 190,000,000 — 190,000,000
Total Investment Securities $— $458,174,299 $— $458,174,299
Purchases Sales
AZL Government Money Market Fund $19,632,618 $23,453,180
Purchases Sales
AZL Government Money Market Fund $19,632,618 $23,453,180

AZL Government Money Market Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
Market Risk: The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Repurchase Agreement Risk: The Fund may invest in repurchase agreements as a principal strategy. There is a potential for loss to the Fund if the seller defaults and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. It is possible the fair value of the collateral securities could decline in value during the period in which the Fund seeks to assert its rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $456,491,570. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $—
Unrealized (depreciation) (57)
Net unrealized appreciation/(depreciation) $(57)
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Government Money Market Fund $19,506,424 $2,973 $19,509,397
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Government Money Market Fund $21,933 $— $— $(57) $21,876
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® International Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® International Index Fund
Consolidated Schedule of Portfolio Investments

Consolidated Statement of Assets and Liabilities

Consolidated Statement of Operations

Consolidated Statements of Changes in Net Assets

Consolidated Financial Highlights

Notes to the Consolidated Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (98.2%):
Aerospace & Defense (2.1%):
45,211 Airbus SE $ 6,233,080
231,359 BAE Systems plc 3,862,507
1,519 Dassault Aviation SA 275,220
1,993 Elbit Systems, Ltd. 347,741
7,036 Kongsberg Gruppen ASA 573,354
21,426 Leonardo SpA 499,348
98,430 Melrose Industries plc 687,296
4,038 MTU Aero Engines AG 1,032,279
3,378 Rheinmetall AG 1,718,160
641,682 Rolls-Royce Holdings plc* 3,708,606
25,512 Saab AB, Class B* 613,306
26,167 Safran SA 5,504,399
128,300 Singapore Technologies Engineering, Ltd. 409,799
7,396 Thales SA 1,188,256
26,653,351
Air Freight & Logistics (0.5%):
75,322 Deutsche Post AG 3,047,211
13,026 DSV A/S 1,993,654
15,358 InPost SA* 269,449
5,800 NIPPON EXPRESS HOLDINGS, Inc. 267,455
25,400 SG Holdings Co., Ltd. 233,733
16,600 Yamato Holdings Co., Ltd. 182,268
5,993,770
Automobile Components (0.6%):
10,600 Aisin Corp. 344,821
44,300 Bridgestone Corp. 1,746,249
52,722 Cie Generale des Etablissements Michelin SCA 2,033,992
8,230 Continental AG 466,073
142,600 Denso Corp. 2,225,841
16,300 Koito Manufacturing Co., Ltd. 225,093
54,000 Sumitomo Electric Industries, Ltd. 843,729
7,885,798
Automobiles (3.1%):
24,089 Bayerische Motoren Werke AG 2,278,786
9,591 Ferrari NV 3,920,813
342,900 Honda Motor Co., Ltd. 3,689,271
44,700 Isuzu Motors, Ltd. 594,065
41,000 Mazda Motor Corp. 398,497
60,710 Mercedes-Benz Group AG 4,194,714
178,600 Nissan Motor Co., Ltd. 609,164
14,578 Renault SA 743,426
7,684 Stellantis NV Milan 151,106
161,337 Stellantis NV Paris 3,174,736
44,500 Subaru Corp. 947,962
117,100 Suzuki Motor Corp. 1,355,392
806,830 Toyota Motor Corp. 16,613,320
2,356 Volkswagen AG 282,642
62,462 Volvo Car AB, Class B* 193,874
67,500 Yamaha Motor Co., Ltd.^ 627,688
39,775,456
Banks (10.6%):
33,068 ABN AMRO Bank NV 541,902
130,711 AIB Group plc 688,568
229,861 ANZ Group Holdings, Ltd.* 4,327,043
440,651 Banco Bilbao Vizcaya Argentaria SA 4,395,463
Shares Value
Common Stocks, continued
Banks, continued
93,554 Banco BPM SpA $ 605,110
417,472 Banco de Sabadell SA 806,264
1,209,182 Banco Santander SA 5,603,606
96,434 Bank Hapoalim BM 851,942
118,093 Bank Leumi Le-Israel BM 962,456
80,996 Bank of Ireland Group plc 843,672
2,155 Banque Cantonale Vaudoise, Registered Shares 228,699
1,150,004 Barclays plc 3,033,624
78,408 BNP Paribas SA 5,023,683
279,500 BOC Hong Kong Holdings, Ltd. 862,786
280,544 CaixaBank SA 1,484,458
41,200 Chiba Bank, Ltd. (The) 367,999
81,750 Commerzbank AG 1,241,539
126,946 Commonwealth Bank of Australia 10,773,586
78,500 Concordia Financial Group, Ltd. 461,858
78,777 Credit Agricole SA 1,071,015
53,488 Danske Bank A/S 1,592,681
151,940 DBS Group Holdings, Ltd. 4,004,608
64,826 DNB Bank ASA 1,273,429
25,342 Erste Group Bank AG 1,200,057
45,766 FinecoBank Banca Fineco SpA 681,904
58,300 Hang Seng Bank, Ltd. 745,935
1,435,287 HSBC Holdings plc 12,419,034
250,322 ING Groep NV 4,288,591
1,118,025 Intesa Sanpaolo SpA 4,174,033
92,143 Israel Discount Bank, Ltd., Class A 459,902
106,700 Japan Post Bank Co., Ltd. 1,010,215
19,417 KBC Group NV 1,369,456
4,831,191 Lloyds Banking Group plc 3,346,581
40,075 Mediobanca Banca di Credito Finanziario SpA 589,748
842,100 Mitsubishi UFJ Financial Group, Inc. 9,086,471
12,784 Mizrahi Tefahot Bank, Ltd. 432,957
183,763 Mizuho Financial Group, Inc. 3,848,542
236,228 National Australia Bank, Ltd. 5,701,759
502,457 NatWest Group plc 1,970,595
232,573 Nordea Bank Abp 2,772,926
7,482 Nordea Bank Abp Helsinki 88,801
256,399 Oversea-Chinese Banking Corp., Ltd. 2,727,466
154,987 Resona Holdings, Inc. 1,029,251
317,881 Sberbank of Russia*(a)(b) —
32,900 Shizuoka Financial Group, Inc. 316,874
118,463 Skandinaviska Enskilda Banken AB, Class A 1,755,495
53,851 Societe Generale SA 1,257,170
169,155 Standard Chartered plc 1,523,896
95,269 Sumitomo Mitsui Financial Group, Inc. 6,373,269
50,806 Sumitomo Mitsui Trust Holdings, Inc. 1,160,516
113,109 Svenska Handelsbanken AB, Class A 1,077,889
65,838 Swedbank AB, Class A 1,358,880
3,719 TCS Group Holding plc, GDR*(a) —
— Turkiye Is Bankasi AS —
115,653 UniCredit SpA 4,308,682
95,173 United Overseas Bank, Ltd. 2,198,183
97,280,589 VTB Bank PJSC*(a)(b) —
264,192 Westpac Banking Corp. 4,792,778
135,113,847
Beverages (1.6%):
67,968 Anheuser-Busch InBev SA/NV 3,925,718
37,400 Asahi Group Holdings, Ltd. 1,321,239

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Beverages, continued
7,368 Carlsberg AS, Class B $ 881,920
16,012 Coca-Cola Europacific Partners plc 1,170,102
18,273 Coca-Cola HBC AG 620,814
45,956 Davide Campari-Milano NV, Class M 433,201
169,658 Diageo plc 5,336,675
9,597 Heineken Holding NV 755,308
21,703 Heineken NV 2,094,570
57,500 Kirin Holdings Co., Ltd.^ 741,799
15,438 Pernod Ricard SA 2,100,623
1,876 Remy Cointreau SA 157,123
10,600 Suntory Beverage & Food, Ltd. 376,329
60,896 Treasury Wine Estates, Ltd. 504,731
20,420,152
Biotechnology (0.9%):
4,590 Argenx SE* 1,983,888
36,769 CSL, Ltd. 7,208,157
4,902 Genmab A/S* 1,229,530
22,071 Grifols SA* 184,682
15,220 Swedish Orphan Biovitrum AB* 406,589
11,012,846
Broadline Retail (0.8%):
7,159 Global-e Online, Ltd.* 259,657
9,086 Next plc 1,038,852
965 Ozon Holdings plc, ADR*(a) —
29,100 Pan Pacific International Holdings Corp. 682,893
108,313 Prosus NV* 3,836,478
108,700 Rakuten Group, Inc. 557,812
86,574 Wesfarmers, Ltd. 3,747,860
10,123,552
Building Products (0.9%):
14,700 AGC, Inc.^ 476,714
77,726 Assa Abloy AB, Class B 2,203,676
34,607 Cie de Saint-Gobain SA 2,679,629
20,000 Daikin Industries, Ltd. 2,763,192
2,501 Geberit AG, Registered Shares 1,480,647
12,068 Kingspan Group plc 1,022,326
112,612 Nibe Industrier AB, Class B 474,915
794 ROCKWOOL A/S, Class B 321,855
10,800 TOTO, Ltd. 255,347
11,678,301
Capital Markets (2.9%):
73,746 3i Group plc 2,843,485
4,936 Amundi SA 316,687
14,490 ASX, Ltd. 579,549
100,600 Daiwa Securities Group, Inc. 771,745
144,788 Deutsche Bank AG, Registered Shares 2,309,360
14,408 Deutsche Boerse AG 2,944,794
28,957 EQT AB 849,827
6,467 Euronext NV 596,941
4,262 Futu Holdings, Ltd., ADR* 279,608
27,012 Hargreaves Lansdown plc 384,271
90,893 Hong Kong Exchanges & Clearing, Ltd. 2,896,113
38,900 Japan Exchange Group, Inc. 912,018
15,228 Julius Baer Group, Ltd. 850,391
34,418 London Stock Exchange Group plc 4,079,167
27,851 Macquarie Group, Ltd. 3,797,691
Shares Value
Common Stocks, continued
Capital Markets, continued
233,200 Nomura Holdings, Inc. $ 1,345,732
1,713 Partners Group Holding AG 2,203,301
21,190 SBI Holdings, Inc. 538,146
63,052 Schroders plc 290,261
64,600 Singapore Exchange, Ltd. 451,744
45,462 The Moscow Exchange(a)(b) —
250,627 UBS Group AG 7,337,473
36,578,304
Chemicals (2.9%):
44,006 Air Liquide SA 7,575,109
12,784 Akzo Nobel NV 777,186
4,464 Arkema SA 385,901
94,300 Asahi Kasei Corp. 603,854
67,978 BASF SE 3,284,283
17,007 Clariant AG, Registered Shares 267,078
14,676 Covestro AG* 860,139
10,410 Croda International plc 517,151
14,422 DSM-Firmenich AG 1,623,748
512 EMS-Chemie Holding AG 420,096
18,898 Evonik Industries AG 385,446
701 Givaudan SA, Registered Shares 3,325,839
53,836 ICL Group, Ltd. 232,455
97,500 Mitsubishi Chemical Group Corp. 543,147
14,000 Mitsui Chemicals, Inc. 387,288
76,600 Nippon Paint Holdings Co., Ltd. 500,622
14,200 Nippon Sanso Holdings Corp. 422,529
8,900 Nissan Chemical Corp. 281,317
10,800 Nitto Denko Corp. 856,284
27,886 Novonesis (Novozymes) B 1,705,312
8,000 OCI NV 195,217
34,637 Orica, Ltd.* 411,688
1,447 PhosAgro PJSC*(a)(b) —
27 PhosAgro Public Joint Stock Co., GDR*(a) —
136,300 Shin-Etsu Chemical Co., Ltd. 5,302,207
11,601 Sika AG, Registered Shares 3,302,918
5,641 Syensqo SA 503,312
10,297 Symrise AG 1,260,341
104,900 Toray Industries, Inc. 495,469
14,846 Umicore SA 222,722
12,572 Yara International ASA 362,216
37,010,874
Commercial Services & Supplies (0.4%):
107,912 Brambles, Ltd. 1,048,048
16,600 Dai Nippon Printing Co., Ltd. 561,090
195,616 Rentokil Initial plc 1,140,420
16,300 Secom Co., Ltd. 966,004
37,053 Securitas AB, Class B 366,686
16,300 TOPPAN Holdings, Inc. 451,228
4,533,476
Communications Equipment (0.2%):
413,546 Nokia Oyj 1,573,132
211,965 Telefonaktiebolaget LM Ericsson, Class B 1,316,402
2,889,534
Construction & Engineering (0.7%):
16,050 ACS Actividades de Construccion y Servicios SA* 691,735
15,128 Bouygues SA 484,389

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
5,300 Eiffage SA $ 489,251
40,207 Ferrovial SE* 1,557,284
31,800 Kajima Corp. 551,949
49,300 Obayashi Corp. 588,511
24,861 Skanska AB, Class B 448,774
12,000 Taisei Corp. 444,842
38,292 Vinci SA 4,027,558
9,284,293
Construction Materials (0.4%):
10,486 Heidelberg Materials AG 1,086,443
39,660 Holcim AG 3,518,181
32,153 James Hardie Industries plc, CDI* 1,020,998
5,625,622
Consumer Finance (0.0%
†
):
— Isracard, Ltd. 1
Consumer Staples Distribution & Retail (1.1%):
50,700 Aeon Co., Ltd. 1,085,565
41,716 Carrefour SA 589,373
103,789 Coles Group, Ltd. 1,178,631
120,563 Endeavour Group, Ltd. 404,666
118,259 J Sainsbury plc 381,463
21,353 Jeronimo Martins SGPS SA 416,919
19,670 Kesko Oyj, Class B 344,486
11,400 Kobe Bussan Co., Ltd. 253,707
71,745 Koninklijke Ahold Delhaize NV 2,117,303
26,100 MatsukiyoCocokara & Co. 375,835
170,300 Seven & i Holdings Co., Ltd. 2,074,426
530,881 Tesco plc 2,054,975
94,731 Woolworths Group, Ltd. 2,133,996
3,565 X5 Retail Group NV, GDR*(a) —
13,411,345
Containers & Packaging (0.1%):
23,221 SIG Group AG 425,566
20,207 Smurfit Kappa Group plc 898,222
1,323,788
Distributors (0.0%
†
):
1,697 D'ieteren Group 358,740
Diversified Consumer Services (0.1%):
49,250 Pearson plc 614,536
Diversified REITs (0.2%):
140,533 GPT Group (The) 375,042
51,805 Land Securities Group plc 406,087
294,602 Mirvac Group 367,581
322 Nomura Real Estate Master Fund, Inc. 285,837
178,980 Stockland 497,907
1,932,454
Diversified Telecommunication Services (1.6%):
474,615 BT Group plc 842,422
37,975 Cellnex Telecom SA 1,232,280
246,271 Deutsche Telekom AG 6,194,300
10,800 Elisa Oyj 495,114
277,525 HKT Trust & HKT, Ltd. 311,239
29,295 Infrastrutture Wireless Italiane SpA 306,348
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
303,121 Koninklijke KPN NV $ 1,161,458
2,253,500 Nippon Telegraph & Telephone Corp. 2,130,150
138,781 Orange SA 1,389,502
640,300 Singapore Telecommunications, Ltd. 1,295,241
142,233 Spark New Zealand, Ltd. 360,309
2,009 Swisscom AG, Registered Shares 1,130,875
761,503 Telecom Italia SpA/Milano* 182,660
351,499 Telefonica SA^ 1,488,751
47,918 Telenor ASA 545,773
169,228 Telia Co. AB 453,409
305,854 Telstra Group, Ltd. 736,840
20,256,671
Electric Utilities (1.7%):
2,083 Acciona SA^ 247,051
1,549 BKW AG 247,074
49,000 Chubu Electric Power Co., Inc. 580,797
53,070 CK Infrastructure Holdings, Ltd. 299,630
127,500 CLP Holdings, Ltd. 1,031,092
236,366 EDP - Energias de Portugal SA 885,447
1,970 Elia Group SA/NV 184,436
23,395 Endesa SA^ 439,228
620,151 Enel SpA 4,325,269
33,332 Fortum Oyj 486,262
439,132 Iberdrola SA 5,695,848
952,130 Inter Rao Ues PJSC(a)(b) —
54,600 Kansai Electric Power Co., Inc. (The) 919,748
47,377 Mercury NZ, Ltd. 189,852
131,008 Origin Energy, Ltd. 946,583
14,031 Orsted AS* 742,881
105,500 Power Assets Holdings, Ltd. 567,953
30,305 Redeia Corp. SA^ 529,072
84,751 SSE plc* 1,911,207
107,724 Terna - Rete Elettrica Nazionale 832,442
119,800 Tokyo Electric Power Co. Holdings, Inc.* 641,320
5,165 Verbund AG 407,310
22,110,502
Electrical Equipment (2.1%):
121,318 ABB, Ltd., Registered Shares 6,717,050
9,900 Fuji Electric Co., Ltd. 566,735
20,431 Legrand SA 2,035,732
146,400 Mitsubishi Electric Corp. 2,340,621
32,300 NIDEC Corp. 1,460,108
19,508 Prysmian SpA 1,201,699
41,264 Schneider Electric SE 9,844,377
46,034 Siemens Energy AG* 1,198,085
78,313 Vestas Wind Systems A/S* 1,807,566
27,171,973
Electronic Equipment, Instruments & Components (1.3%):
28,976 Halma plc 986,330
10,200 Hamamatsu Photonics KK 275,152
155,150 Hexagon AB, Class B 1,742,322
8,100 Ibiden Co., Ltd. 332,107
14,880 Keyence Corp. 6,565,506
99,800 Kyocera Corp. 1,147,625
130,200 Murata Manufacturing Co., Ltd. 2,702,881
12,600 Omron Corp. 434,949
18,100 Shimadzu Corp. 454,525

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
30,100 TDK Corp. $ 1,839,653
17,300 Yokogawa Electric Corp. 420,601
16,901,651
Energy Equipment & Services (0.0%
†
):
36,619 Tenaris SA 560,972
Entertainment (0.8%):
58,539 Bollore SE 342,512
26,800 Capcom Co., Ltd. 506,946
4,792 CTS Eventim AG & Co. KGaA 399,904
7,200 Konami Group Corp. 522,050
23,700 Nexon Co., Ltd. 440,216
79,200 Nintendo Co., Ltd. 4,232,257
27,668 Sea, Ltd., ADR* 1,976,048
9,300 Toho Co., Ltd. 272,303
63,569 Universal Music Group NV 1,884,133
10,576,369
Financial Services (1.0%):
1,635 Adyen NV* 1,949,061
19,411 Edenred SE 818,916
3,677 Eurazeo SE 294,224
7,258 EXOR NV 756,335
6,764 Groupe Bruxelles Lambert NV 481,153
8,819 Industrivarden AB, Class A 299,197
11,711 Industrivarden AB, Class C 396,480
131,693 Investor AB, Class B 3,616,717
5,444 L E Lundbergforetagen AB, Class B 268,200
166,799 M&G plc 430,375
62,300 Mitsubishi HC Capital, Inc. 412,362
44,818 Nexi SpA* 273,106
88,000 ORIX Corp. 1,952,554
1,204 Sofina SA 274,709
18,781 Washington H Soul Pattinson & Co., Ltd. 410,875
48,802 Wise plc, Class A* 419,750
13,054,014
Food & Staples Retailing (0.0%
†
):
2,004 Magnit PJSC*(a)(b) —
Food Products (2.6%):
35,200 Ajinomoto Co., Inc. 1,239,153
25,088 Associated British Foods plc 780,581
273 Barry Callebaut AG, Registered Shares 444,976
274,400 China Huishan Dairy Holdings Co., Ltd.*(a) —
8 Chocoladefabriken Lindt & Spruengli AG 923,107
75 Chocoladefabriken Lindt & Spruengli AG, Class PC 876,062
48,934 Danone SA 2,986,031
10,353 JDE Peet's NV 206,090
12,132 Kerry Group plc, Class A 981,710
50,500 Kikkoman Corp. 587,469
32 Lotus Bakeries NV 329,792
16,904 MEIJI Holdings Co., Ltd. 364,519
36,091 Mowi ASA 599,564
203,150 Nestle SA, Registered Shares 20,740,514
15,300 Nissin Foods Holdings Co., Ltd. 388,213
53,120 Orkla ASA 430,341
4,854 Salmar ASA 254,803
656,297 WH Group, Ltd. 431,798
Shares Value
Common Stocks, continued
Food Products, continued
145,100 Wilmar International, Ltd. $ 330,847
18,600 Yakult Honsha Co., Ltd. 332,638
33,228,208
Gas Utilities (0.2%):
101,208 APA Group* 537,590
838,135 Hong Kong & China Gas Co., Ltd. 637,277
27,300 Osaka Gas Co., Ltd. 602,793
153,285 Snam SpA 676,775
26,800 Tokyo Gas Co., Ltd. 571,855
3,026,290
Ground Transportation (0.5%):
139,342 Aurizon Holdings, Ltd. 338,176
57,600 Central Japan Railway Co. 1,243,530
70,339 East Japan Railway Co. 1,166,667
148,785 Grab Holdings, Ltd.* 528,187
16,800 Hankyu Hanshin Holdings, Inc. 446,206
10,500 Keisei Electric Railway Co., Ltd. 338,486
15,100 Kintetsu Group Holdings Co., Ltd. 328,707
112,994 MTR Corp., Ltd.* 356,485
40,500 Tokyu Corp. 446,004
33,600 West Japan Railway Co. 626,338
5,818,786
Health Care Equipment & Supplies (2.0%):
38,020 Alcon, Inc. 3,383,243
3,108 BioMerieux 294,001
2,828 Carl Zeiss Meditec AG, Class BR 198,826
5,079 Cochlear, Ltd. 1,121,260
9,320 Coloplast A/S, Class B 1,119,489
7,748 Demant A/S* 334,930
1,912 DiaSorin SpA 189,933
22,576 EssilorLuxottica SA* 4,843,415
43,974 Fisher & Paykel Healthcare Corp., Ltd. 805,338
17,368 Getinge AB, B Shares 294,998
26,600 Hoya Corp. 3,112,791
62,272 Koninklijke Philips NV* 1,565,689
88,200 Olympus Corp. 1,419,130
21,868 Siemens Healthineers AG 1,259,537
65,734 Smith & Nephew plc 812,536
3,791 Sonova Holding AG 1,166,567
8,665 Straumann Holding AG, Class R 1,066,834
37,500 Sysmex Corp. 602,564
100,600 Terumo Corp. 1,670,392
25,261,473
Health Care Providers & Services (0.2%):
10,586 Amplifon SpA 375,453
15,701 Fresenius Medical Care AG 600,366
32,758 Fresenius SE & Co. KGaA* 978,298
13,523 Ramsay Health Care, Ltd.* 425,269
34,633 Sonic Healthcare, Ltd. 604,498
2,983,884
Health Care Technology (0.1%):
32,200 M3, Inc. 309,238
4,410 Pro Medicus, Ltd. 418,638
727,876

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.6%):
13,999 Accor SA $ 577,089
34,935 Amadeus IT Group SA 2,324,449
42,774 Aristocrat Leisure, Ltd. 1,413,860
130,224 Compass Group plc 3,544,930
15,190 Delivery Hero SE* 359,623
48,536 Entain plc 384,208
14,212 Evolution AB 1,481,632
13,721 Flutter Entertainment plc* 2,490,340
163,000 Galaxy Entertainment Group, Ltd. 759,278
435,557 Genting Singapore, Ltd. 277,278
12,185 InterContinental Hotels Group plc 1,277,307
7,421 La Francaise des Jeux SAEM 251,896
169,008 Lottery Corp., Ltd. (The) 569,130
7,129 McDonald's Holdings Co. Japan, Ltd. 281,028
82,300 Oriental Land Co., Ltd. 2,295,838
184,732 Sands China, Ltd.* 384,875
6,718 Sodexo SA 605,281
14,032 Whitbread plc 525,185
7,400 Zensho Holdings Co., Ltd. 283,779
20,087,006
Household Durables (1.0%):
71,626 Barratt Developments plc 424,929
8,323 Berkeley Group Holdings plc 480,343
179,000 Panasonic Holdings Corp. 1,470,836
23,175 Persimmon plc 393,852
1,891 SEB SA 192,780
29,700 Sekisui Chemical Co., Ltd. 412,352
44,100 Sekisui House, Ltd. 979,818
95,300 Sony Group Corp. 8,098,835
259,842 Taylor Wimpey plc 464,251
12,917,996
Household Products (0.5%):
47,296 Essity AB, Class B 1,209,504
7,943 Henkel AG & Co. KGaA 624,991
54,223 Reckitt Benckiser Group plc 2,925,642
31,300 Unicharm Corp. 1,002,923
5,763,060
Independent Power and Renewable Electricity Producers
(0.2%):
18,495 ACEN Corp. 1,579
24,545 EDP Renovaveis SA*^ 342,928
103,728 Meridian Energy, Ltd. 397,312
47,313 RWE AG 1,618,373
2,360,192
Industrial Conglomerates (1.8%):
207,744 CK Hutchison Holdings, Ltd. 994,441
7,228 DCC plc 506,552
1,500 Hikari Tsushin, Inc. 278,832
352,600 Hitachi, Ltd. 7,949,110
10,177 Investment AB Latour, Class B 275,917
12,100 Jardine Matheson Holdings, Ltd.* 427,662
111,400 Keppel, Ltd. 530,289
17,272 Lifco AB, Class B 475,732
57,777 Siemens AG, Registered Shares 10,744,399
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
27,065 Smiths Group plc $ 583,733
22,766,667
Industrial REITs (0.4%):
299,683 CapitaLand Ascendas REIT 565,513
129,763 Goodman Group 2,989,669
184 Nippon Prologis REIT, Inc. 286,848
94,293 Segro plc* 1,071,368
12,391 Warehouses De Pauw CVA* 334,561
5,247,959
Insurance (5.2%):
20,230 Admiral Group plc 668,823
108,179 Aegon, Ltd. 667,799
12,390 Ageas SA/NV^ 565,976
856,000 AIA Group, Ltd. 5,804,679
29,704 Allianz SE, Registered Shares
+
8,251,941
11,494 ASR Nederland NV 547,551
202,847 Aviva plc 1,223,115
137,201 AXA SA 4,517,034
3,478 Baloise Holding AG, Registered Shares 612,377
67,400 Dai-ichi Life Holdings, Inc. 1,809,793
78,597 Generali 1,954,404
15,186 Gjensidige Forsikring ASA 271,460
4,676 Hannover Rueck SE 1,184,766
3,002 Helvetia Holding AG, Registered Shares 405,898
187,652 Insurance Australia Group, Ltd. 892,999
161,000 Japan Post Holdings Co., Ltd. 1,600,393
15,600 Japan Post Insurance Co., Ltd. 303,711
463,701 Legal & General Group plc 1,324,685
207,807 Medibank Pvt, Ltd. 516,529
99,133 MS&AD Insurance Group Holdings, Inc. 2,214,621
10,309 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 5,154,142
20,038 NN Group NV* 931,931
56,342 Phoenix Group Holdings plc 369,640
33,256 Poste Italiane SpA^ 424,711
206,718 Prudential plc 1,875,035
115,849 QBE Insurance Group, Ltd.* 1,343,090
33,651 Sampo Oyj, A Shares 1,444,475
65,975 Sompo Holdings, Inc. 1,409,868
98,506 Suncorp Group, Ltd.* 1,142,911
2,289 Swiss Life Holding AG 1,684,669
22,868 Swiss Re AG 2,841,720
36,036 T&D Holdings, Inc. 631,747
5,045 Talanx AG 402,752
142,500 Tokio Marine Holdings, Inc. 5,349,488
27,614 Tryg A/S 603,362
11,097 Zurich Insurance Group AG 5,904,704
66,852,799
Interactive Media & Services (0.3%):
66,036 Auto Trader Group plc 665,523
27,637 CAR Group, Ltd.* 646,877
203,800 LY Corp. 491,032
3,995 REA Group, Ltd. 520,995
5,301 Scout24 SE 404,136
28,988 SEEK, Ltd. 410,723
3,760 VK IPJSC, GDR*(a) —

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
9,068 Yandex NV, Class A*(a) $ —
3,139,286
Internet & Direct Marketing Retail (0.0%
†
):
321 Ozon Holdings plc, ADR*(a)(b) —
IT Services (0.8%):
5,725 Bechtle AG 269,363
11,760 Capgemini SE 2,328,996
132,200 Fujitsu, Ltd. 2,077,368
19,000 NEC Corp. 1,553,832
30,038 Nomura Research Institute, Ltd. 848,093
48,200 NTT Data Group Corp. 711,924
4,800 Obic Co., Ltd. 619,945
17,400 Otsuka Corp. 335,555
10,400 SCSK Corp. 207,226
15,700 TIS, Inc. 303,700
3,994 Wix.com, Ltd.* 635,326
9,891,328
Leisure Products (0.1%):
46,500 Bandai Namco Holdings, Inc. 912,193
5,900 Shimano, Inc. 914,304
1,826,497
Life Sciences Tools & Services (0.4%):
2,520 Bachem Holding AG 231,654
10,204 Eurofins Scientific SE 507,239
5,775 Lonza Group AG, Registered Shares 3,138,974
16,643 QIAGEN NV* 687,071
2,264 Sartorius Stedim Biotech 369,872
4,934,810
Machinery (3.0%):
22,437 Alfa Laval AB 978,731
27,043 Alstom SA*^ 453,796
204,774 Atlas Copco AB, Class A 3,860,836
117,058 Atlas Copco AB, Class B 1,896,640
24,400 Daifuku Co., Ltd. 459,432
39,971 Daimler Truck Holding AG 1,590,010
51,105 Epiroc AB, Class A 1,019,512
29,884 Epiroc AB, Class B 545,699
71,700 FANUC Corp. 1,968,163
11,114 GEA Group AG 462,059
7,700 Hitachi Construction Machinery Co., Ltd. 207,502
7,500 Hoshizaki Corp. 238,598
25,721 Husqvarna AB, B Shares 205,759
20,933 Indutrade AB 533,468
5,833 Knorr-Bremse AG 445,378
69,500 Komatsu, Ltd. 2,022,838
25,245 Kone Oyj, Class B 1,247,223
77,600 Kubota Corp. 1,090,452
16,100 Makita Corp. 439,721
50,641 Metso Oyj 537,108
27,100 MINEBEA MITSUMI, Inc. 558,952
240,900 Mitsubishi Heavy Industries, Ltd. 2,597,883
422 Rational AG 351,717
79,688 Sandvik AB 1,602,527
3,157 Schindler Holding AG 791,169
1,651 Schindler Holding AG, Registered Shares 411,448
Shares Value
Common Stocks, continued
Machinery, continued
25,498 SKF AB, B Shares $ 508,994
4,400 SMC Corp. 2,101,009
5,507 Spirax Group plc 590,710
105,000 Techtronic Industries Co., Ltd. 1,199,009
11,400 Toyota Industries Corp. 965,188
16,532 Trelleborg AB, Class B 640,770
2,094 VAT Group AG 1,178,817
15,166 Volvo AB, Class A 396,767
121,978 Volvo AB, Class B 3,130,499
39,038 Wartsila OYJ Abp 751,125
18,000 Yaskawa Electric Corp. 651,776
38,631,285
Marine Transportation (0.4%):
228 AP Moller - Maersk A/S, Class A 386,488
344 AP Moller - Maersk A/S, Class B 597,233
29,100 Kawasaki Kisen Kaisha, Ltd. 424,483
3,709 Kuehne + Nagel International AG, Class R 1,067,198
26,800 Mitsui OSK Lines, Ltd. 804,293
34,300 Nippon Yusen KK 997,135
104,000 SITC International Holdings Co., Ltd. 281,690
4,558,520
Media (0.4%):
16,677 Dentsu Group, Inc.^ 420,928
102,797 Informa plc 1,112,732
17,179 Publicis Groupe SA 1,820,607
55,361 Vivendi SE 579,994
80,086 WPP plc 734,050
4,668,311
Metals & Mining (2.9%):
77,337 Alrosa PAO*(a)(b) —
96,511 Anglo American plc 3,035,228
29,973 Antofagasta plc 794,667
35,838 ArcelorMittal SA 816,931
385,062 BHP Group, Ltd. 11,027,304
35,058 BlueScope Steel, Ltd. 477,322
20,386 Boliden AB 649,647
14,787 Endeavour Mining plc 313,945
127,306 Fortescue, Ltd. 1,818,147
793,009 Glencore plc 4,520,862
44,600 JFE Holdings, Inc. 643,256
12,868 Mineral Resources, Ltd.* 459,403
185,700 MMC Norilsk Nickel PJSC(a)(b) —
66,348 Nippon Steel Corp. 1,398,075
100,511 Norsk Hydro ASA 625,893
89,436 Northern Star Resources, Ltd.* 768,309
42,350 Novolipetsk Steel PJSC(a)(b) —
221,707 Pilbara Minerals, Ltd.^ 453,781
1,026 Polyus PJSC*(a)(b) —
85,627 Rio Tinto plc 5,635,580
28,040 Rio Tinto, Ltd. 2,224,555
6,613 Severstal*(a)(b) —
343,666 South32, Ltd. 838,430
18,300 Sumitomo Metal Mining Co., Ltd. 565,169
84,297 United Co. RUSAL International PJSC*(a)(b) —
9,422 voestalpine AG 253,625
37,320,129

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Multi-Utilities (0.8%):
390,821 Centrica plc $ 664,410
169,410 E.ON SE 2,219,861
137,744 Engie SA 1,961,610
366,633 National Grid plc* 4,087,871
70,800 Sembcorp Industries, Ltd. 250,387
51,537 Veolia Environnement SA 1,547,154
10,731,293
Office REITs (0.1%):
3,599 Covivio SA* 171,670
78,455 Dexus 339,098
3,301 Gecina SA 304,749
100 Japan Real Estate Investment Corp. 315,788
111 Nippon Building Fund, Inc. 388,538
1,519,843
Oil, Gas & Consumable Fuels (4.0%):
24,506 Aker BP ASA 624,796
18,095 Ampol, Ltd. 389,205
1,285,452 BP plc 7,744,267
213,020 ENEOS Holdings, Inc. 1,098,754
163,122 Eni SpA 2,511,757
69,865 Equinor ASA 1,996,979
34,738 Galp Energia SGPS SA 733,813
354,974 Gazprom PJSC*(a)(b) —
66,735 Idemitsu Kosan Co., Ltd. 433,507
72,800 Inpex Corp. 1,075,169
12,219 LUKOIL PJSC(a)(b) —
33,389 Neste Oyj 592,040
27,220 Novatek PJSC(a)(b) —
11,220 OMV AG 487,902
90,065 Repsol SA^ 1,419,416
34,912 Rosneft Oil Co. PJSC*(a)(b) —
242,837 Santos, Ltd. 1,237,218
487,206 Shell plc* 17,506,208
171,452 Surgutneftegas PJSC*(a)(b) —
199,091 Surgutneftegas Prefernce*(a)(b) —
43,241 Tatneft PJSC(a)(b) —
163,218 TotalEnergies SE 10,876,815
143,760 Woodside Energy Group, Ltd. 2,710,107
51,437,953
Paper & Forest Products (0.3%):
5,857 Holmen AB, B Shares 230,835
33,304 Mondi plc 639,649
42,243 Stora Enso Oyj, Class R 577,575
46,553 Svenska Cellulosa AB SCA, Class B 688,756
41,390 UPM-Kymmene Oyj 1,442,948
3,579,763
Passenger Airlines (0.1%):
12,100 ANA Holdings, Inc. 223,351
43,566 Deutsche Lufthansa AG, Registered Shares 266,388
12,470 Japan Airlines Co., Ltd. 196,731
54,260 Qantas Airways, Ltd.* 211,061
119,650 Singapore Airlines, Ltd. 607,549
1,505,080
Personal Care Products (1.9%):
7,817 Beiersdorf AG 1,141,924
Shares Value
Common Stocks, continued
Personal Care Products, continued
515,687 Haleon plc $ 2,098,981
36,100 Kao Corp.^ 1,466,989
18,260 L'Oreal SA 8,028,062
29,300 Shiseido Co., Ltd. 833,958
191,203 Unilever plc 10,525,552
24,095,466
Pharmaceuticals (9.7%):
135,200 Astellas Pharma, Inc. 1,337,280
117,951 AstraZeneca plc 18,385,229
74,167 Bayer AG, Registered Shares 2,097,074
1 Celltrion Pharm, Inc.* 64
50,000 Chugai Pharmaceutical Co., Ltd. 1,785,062
140,100 Daiichi Sankyo Co., Ltd. 4,894,810
19,200 Eisai Co., Ltd. 788,454
315,108 GSK plc 6,072,106
12,542 Hikma Pharmaceuticals plc 298,848
3,074 Ipsen SA 376,197
2,373 Kangmei Pharmaceutical Co.*(a) —
22,500 Kyowa Kirin Co., Ltd. 384,723
10,022 Merck KGaA 1,660,463
149,961 Novartis AG, Registered Shares 16,068,362
248,298 Novo Nordisk A/S, Class B 35,477,014
26,500 Ono Pharmaceutical Co., Ltd. 361,890
7,694 Orion Oyj, Class B 328,346
32,400 Otsuka Holdings Co., Ltd. 1,366,430
7,789 Recordati Industria Chimica e Farmaceutica SpA 407,242
53,681 Roche Holding AG 14,899,739
2,341 Roche Holding AG, Class BR 714,211
30,490 Sandoz Group AG 1,103,329
86,977 Sanofi SA 8,359,181
19,100 Shionogi & Co., Ltd. 747,151
120,173 Takeda Pharmaceutical Co., Ltd. 3,117,515
83,581 Teva Pharmaceutical Industries, Ltd., ADR* 1,358,191
9,804 UCB SA 1,452,727
123,841,638
Professional Services (1.8%):
12,350 Adecco Group AG 410,372
24,631 Bureau Veritas SA 679,772
41,746 Computershare, Ltd. 733,110
69,764 Experian plc 3,234,719
12,516 Intertek Group plc 758,812
8,049 Randstad NV 364,457
112,700 Recruit Holdings Co., Ltd. 6,066,128
143,184 RELX plc 6,562,684
11,238 SGS SA, Registered Shares* 999,966
4,352 Teleperformance SE 456,424
18,875 Wolters Kluwer NV 3,119,814
23,386,258
Real Estate Management & Development (1.0%):
3,728 Azrieli Group, Ltd. 218,430
199,200 CapitaLand Investment, Ltd. 390,545
60,000 China Evergrande Group* 1,252
149,244 CK Asset Holdings, Ltd. 558,708
4,700 Daito Trust Construction Co., Ltd. 485,074
41,700 Daiwa House Industry Co., Ltd. 1,059,331
47,911 Fastighets AB Balder, B Shares* 329,584
109,956 Henderson Land Development Co., Ltd. 294,066

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Real Estate Management & Development, continued
78,000 Hongkong Land Holdings, Ltd. $ 251,954
29,800 Hulic Co., Ltd.^ 264,540
5,313 LEG Immobilien SE* 433,777
87,300 Mitsubishi Estate Co., Ltd. 1,375,401
201,000 Mitsui Fudosan Co., Ltd. 1,849,066
9,400 Nomura Real Estate Holdings, Inc. 236,395
16,567 Sagax AB, Class B 425,252
306,601 Sino Land Co., Ltd.* 316,043
22,400 Sumitomo Realty & Development Co., Ltd. 661,659
106,000 Sun Hung Kai Properties, Ltd. 916,477
33,964 Swire Pacific, Ltd., Class A 300,214
96,400 Swire Properties, Ltd. 153,503
5,841 Swiss Prime Site AG, Registered Shares 552,806
54,766 Vonovia SE* 1,554,259
81,931 Wharf Holdings, Ltd. (The)^ 230,325
127,300 Wharf Real Estate Investment Co., Ltd. 336,443
13,195,104
Retail REITs (0.3%):
404,713 CapitaLand Integrated Commercial Trust 588,902
17,535 Klepierre SA 469,793
194,520 Link REIT*^ 755,708
394,258 Scentre Group 820,638
8,724 Unibail-Rodamco-Westfield 688,629
293,814 Vicinity, Ltd. 360,370
3,684,040
Semiconductors & Semiconductor Equipment (4.6%):
59,300 Advantest Corp. 2,400,484
3,412 ASM International NV 2,598,555
30,403 ASML Holding NV 31,362,336
6,107 BE Semiconductor Industries NV 1,020,213
7,100 Disco Corp. 2,720,879
99,385 Infineon Technologies AG 3,650,625
6,200 Lasertec Corp. 1,400,967
113,900 Renesas Electronics Corp. 2,150,817
22,400 Rohm Co., Ltd. 300,215
6,100 SCREEN Holdings Co., Ltd. 555,728
51,444 STMicroelectronics NV 2,005,835
28,500 SUMCO Corp. 413,978
36,000 Tokyo Electron, Ltd. 7,906,479
58,487,111
Software (2.0%):
6,828 Check Point Software Technologies, Ltd.* 1,126,620
3,370 CyberArk Software, Ltd.* 921,425
51,819 Dassault Systemes SE 1,950,424
2,818 Monday.com, Ltd.* 678,462
4,385 Nemetschek SE 431,156
4,819 Nice, Ltd.* 832,111
2,800 Oracle Corp. Japan 193,737
75,158 Sage Group plc (The) 1,030,703
79,440 SAP SE 16,126,850
4,270 Temenos AG, Registered Shares 294,542
9,900 Trend Micro, Inc. 401,900
12,962 WiseTech Global, Ltd.* 861,366
11,170 Xero, Ltd.* 1,011,231
25,860,527
Shares Value
Common Stocks, continued
Specialty Retail (0.8%):
6,279 Avolta AG $ 244,250
13,300 Fast Retailing Co., Ltd. 3,374,546
43,866 H & M Hennes & Mauritz AB, Class B 692,888
83,211 Industria de Diseno Textil SA 4,111,516
187,657 JD Sports Fashion plc 280,827
146,299 Kingfisher plc 460,464
6,200 Nitori Holdings Co., Ltd. 655,936
18,345 Zalando SE* 428,781
10,300 ZOZO, Inc. 258,431
10,507,639
Technology Hardware, Storage & Peripherals (0.5%):
17,600 Brother Industries, Ltd. 311,381
75,200 Canon, Inc.^ 2,043,605
86,800 FUJIFILM Holdings Corp. 2,040,921
11,673 Logitech International SA, Class R 1,123,462
44,600 Ricoh Co., Ltd. 383,161
23,500 Seiko Epson Corp. 364,749
6,267,279
Textiles, Apparel & Luxury Goods (2.9%):
12,298 adidas AG 2,934,665
49,600 Asics Corp. 763,338
25,396 Burberry Group plc 281,953
41,155 Cie Financiere Richemont SA, Registered Shares 6,424,083
2,316 FF Group*(a) —
2,405 Hermes International SCA 5,534,830
5,587 Kering SA 2,030,808
20,982 LVMH Moet Hennessy Louis Vuitton SE 16,110,911
16,882 Moncler SpA 1,033,725
6,154 Pandora A/S 924,681
8,021 Puma SE 368,587
3,854 Swatch Group AG (The) 157,601
2,177 Swatch Group AG (The), Class BR 446,111
37,011,293
Tobacco (0.7%):
151,841 British American Tobacco plc 4,666,887
62,262 Imperial Brands plc 1,593,897
90,700 Japan Tobacco, Inc.^ 2,455,730
8,716,514
Trading Companies & Distributors (2.1%):
15,587 AerCap Holdings NV 1,452,708
33,069 Ashtead Group plc 2,203,009
27,309 Beijer Ref AB 423,040
10,002 Brenntag SE 673,913
26,213 Bunzl plc 994,194
4,318 IMCD NV 597,677
90,800 ITOCHU Corp. 4,455,893
107,800 Marubeni Corp. 2,013,920
255,400 Mitsubishi Corp. 5,023,978
195,400 Mitsui & Co., Ltd. 4,457,948
18,500 MonotaRO Co., Ltd. 217,920
15,587 Reece, Ltd. 260,567
16,836 Rexel SA 433,073
15,300 Seven Group Holdings, Ltd. 382,651
78,000 Sumitomo Corp. 1,959,052

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2024 :
(Unaudited)
Shares Value
Common Stocks, continued
Trading Companies & Distributors, continued
49,500 Toyota Tsusho Corp. $ 969,433
26,518,976
Transportation Infrastructure (0.3%):
5,816 Aena SME SA 1,172,907
2,687 Aeroports de Paris SA 328,285
107,005 Auckland International Airport, Ltd. 497,099
23,113 Getlink SE 381,703
231,663 Transurban Group* 1,915,095
4,295,089
Water Utilities (0.1%):
21,119 Severn Trent plc 635,163
51,908 United Utilities Group plc 644,519
1,279,682
Wireless Telecommunication Services (1.0%):
113,800 KDDI Corp. 3,016,101
29,884 Mobile TeleSystems PJSC*(a)(b) —
217,800 SoftBank Corp. 2,665,360
78,500 SoftBank Group Corp. 5,118,449
39,884 Tele2 AB, B Shares 401,283
1,784,902 Vodafone Group plc 1,572,301
12,773,494
Total Common Stocks (Cost $769,804,963) 1,253,558,596
Preferred Stocks (0.4%):
Automobiles (0.3%):
4,531 Bayerische Motoren Werke AG, 7.31%, 5/15/20 399,659
8,831 Dr Ing hc F Porsche AG, 3.33% 656,456
11,435 Porsche Automobil Holding SE, 6.07%, 5/20/20 516,822
15,991 Volkswagen AG, 8.60%, 5/8/20 1,803,988
3,376,925
Shares Value
Preferred Stocks, continued
Household Products (0.1%):
12,636 Henkel AG & Co. KGaA, 2.22%, 4/21/20 $ 1,125,888
Life Sciences Tools & Services (0.0%
†
):
1,990 Sartorius AG, 0.34% 466,331
Total Preferred Stocks (Cost $4,708,647) 4,969,144
Right (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
10,586 Amplifon SpA, Expires on 7/10/24* —
Total Right (Cost $–) —
Affiliated Investment Company (1.1%):
Money Market (1.1%):
13,795,795 BlackRock Liquidity FedFund, Institutional Class ,
5.17%
+
(c)(d) 13,795,795
Total Affiliated Investment Company (Cost $13,795,795) 13,795,795
Unaffiliated Investment Company (0.1%):
Money Markets (0.1%):
849,441 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(d) 849,441
Total Unaffiliated Investment Company (Cost $849,441) 849,441
Total Investment Securities
(Cost $789,158,846) — 99.8% 1,273,172,976
Net other assets (liabilities) — 0.2% 2,458,637
Net Assets — 100.0% $ 1,275,631,613
ADR—American Depository Receipt
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $13,038,475.
† Represents less than 0.05%.
+ Affiliated Securities
(a) Security was valued using significant unobservable inputs as of June 30, 2024.
(b) These securities are held by the AZL MSCI Emerging Markets Equity Index Fund (the “Subsidiary”). See note 2 in Notes to the Consolidated Financial Statements.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(d) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 7.2%
Austria 0.2%
Belgium 0.8%
Chile 0.1%
China —%
†
Cyprus —%
†

AZL International Index Fund
Consolidated Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Country Percentage
Denmark 3.9%
Finland 1.0%
France 10.8%
Germany 8.5%
Greece —%
†
Hong Kong 1.9%
Ireland 1.0%
Israel 0.7%
Italy 2.3%
Japan 22.6%
Jordan —%
†
Luxembourg 0.1%
Macau —%
†
Netherlands 5.6%
New Zealand 0.3%
Norway 0.6%
Philippines —%
†
Poland —%
†
Portugal 0.2%
Republic of Korea (South) —%
†
Russia —%
†
Russian Federation —%
†
Singapore 1.3%
Spain 2.5%
Sweden 3.2%
Switzerland 10.3%
Turkey —%
†
United Kingdom 13.7%
United States 1.2%
100.0%
† Represents less than 0.05%.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
ASX SPI 200 Index September Futures (Australian Dollar) 9/19/24 13 $ 1,684,517 $ 13,161
DJ EURO STOXX 50 September Futures (Euro) 9/20/24 82 4,325,309 9,649
FTSE 100 Index September Futures (British Pounds) 9/20/24 28 2,906,168 3,181
SGX NIKKEI 225 Index September Futures (Japenese Yen) 9/12/24 23 2,831,572 49,893
$ 75,884

AZL International Index Fund
13
See accompanying notes to the financial statements.
Consolidated Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Consolidated Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 785,081,552
Investments in affiliates, at cost 4,077,294
Investments in non-affiliates, at value(a) $ 1,264,921,035
Investments in affiliates, at value 8,251,941
Deposit at broker for futures contracts collateral 720,279
Interest and dividends receivable 1,689,535
Foreign currency, at value (cost $8,684,865) 8,658,955
Receivable for investments sold 16,834
Prepaid expenses 2,952
Reclaims receivable 6,240,535
Total Assets 1,290,502,066
Liabilities:
Payable for investments purchased 34,181
Payable for capital shares redeemed 189,117
Payable for collateral received on loaned securities 13,795,795
Payable for variation margin on futures contracts 14,196
Management fees payable 370,057
Administration fees payable 42,702
Distribution fees payable 245,652
Custodian fees payable 37,335
Administrative and compliance services fees payable 1,838
Transfer agent fees payable 2,125
Trustee fees payable 4,442
Other accrued liabilities 133,013
Total Liabilities 14,870,453
Commitments and contingent liabilities^
Net Assets
$ 1,275,631,613
Net Assets Consist of:
Paid in capital $ 766,735,020
Total distributable earnings 508,896,593
Net Assets
$ 1,275,631,613
Class 1
Net Assets $ 90,026,745
Shares of beneficial interest (unlimited number of shares authorized, no par value) 7,715,494
Net Asset Value (offering and redemption price per share) $ 11 .67
Class 2
Net Assets $ 1,185,604,868
Shares of beneficial interest (unlimited number of shares authorized, no par value) 64,639,804
Net Asset Value (offering and redemption price per share) $ 18 .34
(a) Includes securities on loan of $13,038,475.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 27,040,092
Dividends from affiliates 448,609
Interest 14,111
Income from securities lending 69,619
Foreign withholding tax (2,691,167)
Total Investment Income 24,881,264
Expenses:
Management fees 2,195,251
Administration fees 193,746
Distribution fees - Class 2 1,454,979
Custodian fees 106,315
Administrative and compliance services fees 8,333
Transfer agent fees 9,041
Trustee fees 32,610
Professional fees 45,879
Licensing fees 229,644
Shareholder reports 7,609
Other expenses 40,872
Total expenses 4,324,279
Net Investment Income/(Loss)
20,556,985
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 13,582,724
Net realized gains/(losses) on affiliated transactions 297,816
Net realized gains/(losses) on futures contracts 317,292
Change in net unrealized appreciation/depreciation on securities and foreign currencies 31,362,633
Change in net unrealized appreciation/depreciation on affiliated transactions 28,441
Change in net unrealized appreciation/depreciation on futures contracts 52,333
Net realized and Change in net unrealized gains/losses on
investments
45,641,239
Change in Net Assets Resulting From Operations
$ 66,198,224

AZL International Index Fund
14
See accompanying notes to the financial statements.
Consolidated Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 20,556,985 $ 29,295,992
Net realized gains/(losses) on investments 14,197,832 18,792,970
Change in unrealized appreciation/depreciation on investments 31,443,407 155,117,975
Change in net assets resulting from operations 66,198,224 203,206,937
Distributions to Shareholders:
Class 1 — (3,731,588)
Class 2 — (27,389,306)
Change in net assets resulting from distributions to shareholders — (31,120,894)
Capital Transactions:
Class 1
Proceeds from shares issued 152,885 407,340
Proceeds from shares issued in merger — 11,495,461
Proceeds from dividends reinvested — 3,731,588
Value of shares redeemed (5,962,638) (11,061,394)
Total Class 1 Shares (5,809,753) 4,572,995
Class 2
Proceeds from shares issued 77,175,239 27,906,995
Proceeds from shares issued in merger — 65,241,566
Proceeds from dividends reinvested — 27,389,306
Value of shares redeemed (110,011,008) (341,244,951)
Total Class 2 Shares (32,835,769) (220,707,084)
Change in net assets resulting from capital transactions (38,645,522) (216,134,089)
Change in net assets 27,552,702 (44,048,046)
Net Assets:
Beginning of period 1,248,078,911 1,292,126,957
End of period $ 1,275,631,613 $ 1,248,078,911
Share Transactions:
Class 1
Shares issued 13,440 45,495
Shares issued in merger — 1,113,784
Dividends reinvested — 382,335
Shares redeemed (523,260) (1,040,701)
Total Class 1 Shares (509,820) 500,913
Class 2
Shares issued 4,377,847 1,733,767
Shares issued in merger — 4,090,043
Dividends reinvested — 1,781,998
Shares redeemed (6,084,824) (20,921,534)
Total Class 2 Shares (1,706,977) (13,315,726)
Change in shares (2,216,797) (12,814,813)
Amounts shown as “—” are either $0 or round to less than $1.

AZL International Index Fund
Consolidated Financial Highlights^
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
15
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 11.08  $ 9.87  $ 12.69  $ 11.76  $ 11.53  $ 9.94
Investment Activities:
Net Investment Income/(Loss)(a) 0.20  0.28  0.29  0.27  0.20  0.32
Net Realized and Unrealized Gains/(Losses) on Investments 0.39  1.39  (2.21) 0.99  0.61  1.79
Total from Investment Activities 0.59  1.67  (1.92) 1.26  0.81  2.11
Distributions to Shareholders From:
Net Investment Income —  (0.46) (0.51) (0.33) (0.55) (0.42)
Net Realized Gains —  —  (0.39) —  (0.03) (0.10)
Total Dividends —  (0.46) (0.90) (0.33) (0.58) (0.52)
Net Asset Value, End of Period
$ 11.67  $ 11.08  $ 9.87  $ 12.69  $ 11.76  $ 11.53
Total Return
(b) 5.32%(c) 17.55% (14.25)% 10.80% 7.66% 21.67%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 90,027  $ 91,133  $ 76,241  $ 99,304  $ 100,924  $ 106,657
Net Investment Income/(Loss)(d) 3.49% 2.61% 2.72% 2.13% 1.93% 2.89%
Expenses Before Reductions(d)(e) 0.46% 0.46% 0.43% 0.45% 0.46% 0.44%
Expenses Net of Reductions(d) 0.46% 0.46% 0.43% 0.45% 0.46% 0.44%
Portfolio Turnover Rate(f) 7%(c) 9% 2% 14% 9% 4%
Class 2
Net Asset Value, Beginning of Period
$ 17.44  $ 15.26  $ 18.97  $ 17.43  $ 16.79  $ 14.25
Investment Activities:
Net Investment Income/(Loss)(a) 0.29  0.38  0.40  0.35  0.26  0.42
Net Realized and Unrealized Gains/(Losses) on Investments 0.61  2.21  (3.26) 1.48  0.91  2.60
Total from Investment Activities 0.90  2.59  (2.86) 1.83  1.17  3.02
Distributions to Shareholders From:
Net Investment Income —  (0.41) (0.46) (0.29) (0.50) (0.38)
Net Realized Gains —  —  (0.39) —  (0.03) (0.10)
Total Dividends —  (0.41) (0.85) (0.29) (0.53) (0.48)
Net Asset Value, End of Period
$ 18.34  $ 17.44  $ 15.26  $ 18.97  $ 17.43  $ 16.79
Total Return
(b) 5.16%(c) 17.33% (14.52)% 10.55% 7.40% 21.44%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 1,185,605  $ 1,156,946  $ 1,215,886  $ 1,650,118  $ 1,496,990  $ 1,591,233
Net Investment Income/(Loss)(d) 3.26% 2.33% 2.47% 1.85% 1.69% 2.64%
Expenses Before Reductions(d)(e) 0.71% 0.71% 0.68% 0.70% 0.71% 0.69%
Expenses Net of Reductions(d) 0.71% 0.71% 0.68% 0.70% 0.71% 0.69%
Portfolio Turnover Rate(f) 7%(c) 9% 2% 14% 9% 4%
^ Not consolidated for years ended prior to December 31, 2023. See Note 2.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2024 (Unaudited)
16
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL International Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2024 (Unaudited)
17
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Consolidated Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $6,838 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations. The Fund had securities lending transactions of $13,795,795 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Consolidation of Subsidiary
Effective as of the close of business March 10, 2023, the Fund via a Purchase Agreement invested in shares of another series of the Trust managed by the Manager, the AZL MSCI
Emerging Markets Equity Index Fund (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. As of June 30, 2024 the Fund’s aggregate investment in the Subsidiary was $1, representing less than 0.01% of the Fund’s net assets.  The Subsidiary is a disregarded entity for federal income tax purposes and holds certain Russian-based securities which have settlement restrictions. The Subsidiary’s financial statements, including its investments, and its operating results have been consolidated with those of the Fund for the period ended June 30, 2024. All intercompany transactions have been eliminated.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2024 (Unaudited)
18
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(317,292)
(52,333)
Futures Contracts
Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 317,292
$ 52,333
related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June 30, 2024, the monthly average notional amount for long contracts was $9.5 million. There was no short contract activity during the period. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts” on the Consolidated Statement of Operations.
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.04%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At
June 30, 2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
At June 30, 2024, the following investments are noted as Affiliated Securities in the Fund’s Consolidated Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Consolidated Statement of Assets
and Liabilities Location Total Value
Consolidated Statement of Assets
and Liabilities Location Total Value
Equity Risk
75,884 –
Futures Contracts Receivable for variation margin on futures contracts* $75,884 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Consolidated Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Consolidated Statement of Assets and Liabilities as Variation margin on futures contracts.
Annual Rate* Annual Expense Limit
AZL International Index Fund, Class 1 0.35% 0.52%
AZL International Index Fund, Class 2 0.35% 0.77%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 8,264,578 $ 516,525 $ (855,419) $ 297,816 $ 28,441 $ 8,251,941 29,704 $ 448,609 $ —

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2024 (Unaudited)
19
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as
“Administrative and compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 9,216,232 $ 1,244,342,364 $ —
#
$ 1,253,558,596

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2024 (Unaudited)
20
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding fund merger transactions and securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk : Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Investment Securities: Level 1 Level 2 Level 3 Total
Preferred Stocks
+
$ — $ 4,969,144 $ — $ 4,969,144
Right
+
— — —
#
—
Affiliated Investment Company 13,795,795 — — 13,795,795
Unaffiliated Investment Company 849,441 — — 849,441
Total Investment Securities 23,861,468 1,249,311,508 — 1,273,172,976
Other Financial Instruments:
*
Futures Contracts 75,884 — — 75,884
Total Investments $23,937,352 $1,249,311,508 $— $1,273,248,860
+
For detailed industry descriptions, see the accompanying Consolidated Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL International Index Fund $84,625,912 $112,501,679

AZL International Index Fund
Notes to the Consolidated Financial Statements
June 30, 2024 (Unaudited)
21
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $847,622,039. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had no remaining capital loss carry forwards (“CLCFs”). The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset. During the year ended December 31, 2023, the Fund utilized $12,994,546 in CLCFs to offset capital gains.
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 65% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Acquisition of Funds
Effective as of the close of business March 10, 2023, the Fund acquired all the assets and liabilities of the AZL MSCI Emerging Markets Equity Index Fund (“AZL MSCI Emerging
Markets Fund”), an open-end management investment company, pursuant to a plan of reorganization approved by the Board on December 13, 2022 (the “Plan”). The acquisition was accomplished by a taxable exchange of 2,549,011 Class 1 shares and 14,367,622 Class 2 shares of the AZL MSCI Emerging Markets Fund outstanding as of close of business March
10, 2023, valued at $11,495,461 and $65,241,566, respectively, for 1,113,784 Class 1 shares and 4,090,043 Class 2 shares of the Fund.
At the close of business March 10, 2023, the AZL MSCI Emerging Markets Fund’s investment holdings had a fair value of $74,501,099 and identified cost of $81,121,843. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value, including the cost basis of investments received. All fees and expenses incurred by the AZL MSCI Emerging Markets Fund and the Fund directly in connection with the Plan were borne by the Manager. There were no material differences in accounting policies of the AZL MSCI Emerging Markets Fund as compared to those of the Fund.
10. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $439,390,901
Unrealized (depreciation) (42,303,801)
Net unrealized appreciation/(depreciation) $397,087,100
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL International Index Fund $31,120,894 $— $31,120,894
(a) Total distributions paid may differ from the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL International Index Fund $35,081,088 $10,383,885 $— $397,233,396 $442,698,369
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to market of passive foreign investment companies and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Mid Cap Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Mid Cap Index Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.2%):
Aerospace & Defense (1.3%):
17,151 BWX Technologies, Inc. $ 1,629,345
7,174 Curtiss-Wright Corp. 1,944,011
15,541 Hexcel Corp. 970,535
11,444 Woodward, Inc. 1,995,605
6,539,496
Air Freight & Logistics (0.2%):
22,246 GXO Logistics, Inc.* 1,123,423
Automobile Components (1.1%):
17,012 Adient plc* 420,366
13,603 Autoliv, Inc. 1,455,385
43,203 Gentex Corp. 1,456,373
53,849 Goodyear Tire & Rubber Co. (The)* 611,186
10,675 Lear Corp. 1,219,192
5,107 Visteon Corp.* 544,917
5,707,419
Automobiles (0.3%):
23,054 Harley-Davidson, Inc. 773,231
10,031 Thor Industries, Inc. 937,397
1,710,628
Banks (5.2%):
28,016 Associated Banc-Corp. 592,538
19,682 Bank OZK 806,962
34,491 Cadence Bank 975,406
39,730 Columbia Banking System, Inc. 790,230
22,168 Commerce Bancshares, Inc. 1,236,531
12,050 Cullen/Frost Bankers, Inc. 1,224,642
26,256 East West Bancorp, Inc. 1,922,727
23,788 First Financial Bankshares, Inc. 702,460
102,908 First Horizon Corp. 1,622,859
68,815 FNB Corp. 941,389
21,084 Glacier Bancorp, Inc. 786,855
16,570 Hancock Whitney Corp. 792,543
34,965 Home BancShares, Inc. 837,761
10,086 International Bancshares Corp. 577,020
146,265 New York Community Bancorp, Inc. 470,973
60,160 Old National Bancorp 1,034,150
14,412 Pinnacle Financial Partners, Inc. 1,153,537
18,025 Prosperity Bancshares, Inc. 1,102,049
14,258 SouthState Corp. 1,089,596
27,718 Synovus Financial Corp. 1,113,986
8,789 Texas Capital Bancshares, Inc.* 537,359
8,359 UMB Financial Corp. 697,308
25,212 United Bankshares, Inc. 817,877
80,508 Valley National Bancorp 561,946
32,293 Webster Financial Corp. 1,407,652
11,718 Wintrust Financial Corp. 1,154,926
27,848 Zions Bancorp NA 1,207,768
26,159,050
Beverages (0.6%):
1,706 Boston Beer Co., Inc. (The), Class A* 520,415
28,008 Celsius Holdings, Inc.* 1,598,977
878 Coca-Cola Consolidated, Inc. 952,630
3,072,022
Shares Value
Common Stocks, continued
Biotechnology (3.2%):
23,385 Arrowhead Pharmaceuticals, Inc.* $ 607,776
35,666 BioMarin Pharmaceutical, Inc.* 2,936,382
21,543 Cytokinetics, Inc.* 1,167,200
54,765 Exelixis, Inc.* 1,230,570
23,957 Halozyme Therapeutics, Inc.* 1,254,388
18,899 Neurocrine Biosciences, Inc.* 2,601,825
62,737 Roivant Sciences, Ltd.* 663,130
17,759 Sarepta Therapeutics, Inc.* 2,805,922
8,341 United Therapeutics Corp.* 2,657,026
15,924,219
Broadline Retail (0.5%):
51,676 Macy's, Inc. 992,179
18,382 Nordstrom, Inc. 390,066
11,494 Ollie's Bargain Outlet Holdings, Inc.* 1,128,366
2,510,611
Building Products (3.7%):
12,806 AAON, Inc. 1,117,195
12,814 Advanced Drainage Systems, Inc. 2,055,238
8,936 Carlisle Cos., Inc. 3,620,957
23,518 Fortune Brands Innovations, Inc. 1,527,259
6,039 Lennox International, Inc. 3,230,744
16,325 Owens Corning 2,835,979
7,901 Simpson Manufacturing Co., Inc. 1,331,556
20,370 Trex Co., Inc.* 1,509,824
11,621 UFP Industries, Inc. 1,301,552
18,530,304
Capital Markets (3.0%):
6,009 Affiliated Managers Group, Inc. 938,786
41,047 Carlyle Group, Inc. (The) 1,648,037
6,886 Evercore, Inc. 1,435,249
15,417 Federated Hermes, Inc. 506,911
10,013 Houlihan Lokey, Inc. 1,350,353
20,291 Interactive Brokers Group, Inc. 2,487,677
25,031 Janus Henderson Group plc 843,795
33,065 Jefferies Financial Group, Inc. 1,645,314
4,881 Morningstar, Inc. 1,444,044
19,461 SEI Investments Co. 1,258,932
19,830 Stifel Financial Corp. 1,668,695
15,227,793
Chemicals (2.2%):
192,002 Arcadium Lithium plc* 645,127
9,394 Ashland, Inc. 887,639
17,426 Avient Corp. 760,645
41,548 Axalta Coating Systems, Ltd.* 1,419,695
10,415 Cabot Corp. 957,035
27,711 Chemours Co. (The) 625,437
1,295 NewMarket Corp. 667,663
22,533 Olin Corp. 1,062,431
24,218 RPM International, Inc. 2,607,794
7,985 Scotts Miracle-Gro Co. (The) 519,504
6,104 Westlake Corp. 883,981
11,036,951
Commercial Services & Supplies (2.0%):
8,441 Brink's Co. (The) 864,359

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
9,473 Clean Harbors, Inc.* $ 2,142,319
6,935 MSA Safety, Inc. 1,301,630
34,490 RB Global, Inc. 2,633,656
17,396 Stericycle, Inc.* 1,011,230
10,057 Tetra Tech, Inc. 2,056,455
10,009,649
Communications Equipment (0.4%):
27,198 Ciena Corp.* 1,310,400
12,767 Lumentum Holdings, Inc.* 650,095
1,960,495
Construction & Engineering (2.4%):
25,641 AECOM 2,259,998
6,688 Comfort Systems USA, Inc. 2,033,954
8,835 EMCOR Group, Inc. 3,225,482
32,130 Fluor Corp.* 1,399,261
11,427 MasTec, Inc.* 1,222,575
38,666 MDU Resources Group, Inc. 970,517
3,796 Valmont Industries, Inc. 1,041,812
12,153,599
Construction Materials (0.4%):
6,464 Eagle Materials, Inc. 1,405,662
10,566 Knife River Corp.* 741,099
2,146,761
Consumer Finance (0.7%):
52,314 Ally Financial, Inc. 2,075,296
7,102 FirstCash Holdings, Inc. 744,858
42,464 SLM Corp. 882,827
3,702,981
Consumer Staples Distribution & Retail (1.7%):
6,953 Casey's General Stores, Inc. 2,652,987
29,260 Performance Food Group Co.* 1,934,378
18,851 Sprouts Farmers Market, Inc.* 1,577,075
42,542 US Foods Holding Corp.* 2,253,875
8,418,315
Containers & Packaging (1.6%):
12,446 AptarGroup, Inc. 1,752,521
21,630 Berry Global Group, Inc. 1,272,926
22,447 Crown Holdings, Inc. 1,669,832
58,020 Graphic Packaging Holding Co. 1,520,704
4,743 Greif, Inc., Class A 272,580
15,211 Silgan Holdings, Inc. 643,882
18,510 Sonoco Products Co. 938,827
8,071,272
Diversified Consumer Services (1.2%):
6,943 Duolingo, Inc.* 1,448,796
656 Graham Holdings Co., Class B 458,905
5,447 Grand Canyon Education, Inc.* 762,090
26,293 H&R Block, Inc. 1,425,869
27,441 Service Corp. International 1,951,878
6,047,538
Diversified REITs (0.4%):
41,096 WP Carey, Inc. 2,262,335
Shares Value
Common Stocks, continued
Diversified Telecommunication Services (0.3%):
42,403 Frontier Communications Parent, Inc.* $ 1,110,110
22,759 Iridium Communications, Inc. 605,845
1,715,955
Electric Utilities (0.9%):
10,833 ALLETE, Inc. 675,437
9,331 IDACORP, Inc. 869,183
38,008 OGE Energy Corp. 1,356,886
16,873 PNM Resources, Inc. 623,626
19,308 Portland General Electric Co. 834,878
4,360,010
Electrical Equipment (1.7%):
5,745 Acuity Brands, Inc. 1,387,073
7,563 EnerSys 782,922
23,077 NEXTracker, Inc., Class A* 1,081,850
31,313 nVent Electric plc 2,398,889
12,501 Regal Rexnord Corp. 1,690,385
28,306 Sensata Technologies Holding plc 1,058,361
8,399,480
Electronic Equipment, Instruments & Components (2.5%):
10,046 Arrow Electronics, Inc.* 1,213,155
17,150 Avnet, Inc. 883,054
7,663 Belden, Inc. 718,789
32,141 Cognex Corp. 1,502,913
24,941 Coherent Corp.* 1,807,225
9,159 Crane NXT Co. 562,546
5,365 IPG Photonics Corp.* 452,752
4,653 Littelfuse, Inc. 1,189,260
6,734 Novanta, Inc.* 1,098,383
14,642 TD SYNNEX Corp. 1,689,687
23,507 Vishay Intertechnology, Inc. 524,206
29,053 Vontier Corp. 1,109,825
12,751,795
Energy Equipment & Services (1.0%):
35,792 ChampionX Corp. 1,188,652
74,705 NOV, Inc. 1,420,142
11,698 Valaris, Ltd.* 871,501
13,688 Weatherford International plc* 1,676,096
5,156,391
Entertainment (0.4%):
11,061 TKO Group Holdings, Inc. 1,194,478
26,588 Warner Music Group Corp., Class A 814,922
2,009,400
Financial Services (1.6%):
37,766 Equitable Holdings, Inc. 1,543,119
20,098 Essent Group, Ltd. 1,129,307
8,217 Euronet Worldwide, Inc.* 850,459
50,342 MGIC Investment Corp. 1,084,870
19,537 Voya Financial, Inc. 1,390,057
64,100 Western Union Co. (The) 783,302
7,876 WEX, Inc.* 1,395,155
8,176,269
Food Products (1.1%):
29,928 Darling Ingredients, Inc.* 1,099,854

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Food Products, continued
35,865 Flowers Foods, Inc. $ 796,203
12,358 Ingredion, Inc. 1,417,463
3,763 Lancaster Colony Corp. 711,094
7,463 Pilgrim's Pride Corp.* 287,251
9,481 Post Holdings, Inc.* 987,541
5,299,406
Gas Utilities (0.9%):
17,309 National Fuel Gas Co. 937,975
18,690 New Jersey Resources Corp. 798,811
10,547 ONE Gas, Inc. 673,426
11,262 Southwest Gas Holdings, Inc. 792,620
10,850 Spire, Inc. 658,920
39,436 UGI Corp. 903,084
4,764,836
Ground Transportation (1.8%):
3,423 Avis Budget Group, Inc. 357,772
30,319 Knight-Swift Transportation Holdings, Inc. 1,513,524
6,642 Landstar System, Inc. 1,225,316
8,294 Ryder System, Inc. 1,027,461
4,995 Saia, Inc.* 2,369,079
21,870 XPO, Inc.* 2,321,500
8,814,652
Health Care Equipment & Supplies (1.8%):
39,105 DENTSPLY SIRONA, Inc. 974,106
9,395 Enovis Corp.* 424,654
32,564 Envista Holdings Corp.* 541,539
21,157 Globus Medical, Inc.* 1,449,043
9,530 Haemonetics Corp.* 788,417
13,100 Lantheus Holdings, Inc.* 1,051,799
10,253 LivaNova plc* 562,069
8,390 Masimo Corp.* 1,056,637
37,102 Neogen Corp.* 579,904
7,254 Penumbra, Inc.* 1,305,502
9,200 QuidelOrtho Corp.* 305,624
9,039,294
Health Care Providers & Services (2.1%):
17,380 Acadia Healthcare Co., Inc.* 1,173,845
6,112 Amedisys, Inc.* 561,081
2,824 Chemed Corp. 1,532,246
18,900 Encompass Health Corp. 1,621,431
16,305 HealthEquity, Inc.* 1,405,491
32,521 Option Care Health, Inc.* 900,832
15,429 Progyny, Inc.* 441,424
36,977 R1 RCM, Inc.* 464,431
18,389 Tenet Healthcare Corp.* 2,446,289
10,547,070
Health Care REITs (0.7%):
71,218 Healthcare Realty Trust, Inc. 1,173,673
46,256 Omega Healthcare Investors, Inc. 1,584,268
43,651 Sabra Health Care REIT, Inc. 672,225
3,430,166
Health Care Technology (0.1%):
23,045 Doximity, Inc., Class A* 644,569
Shares Value
Common Stocks, continued
Hotel & Resort REITs (0.1%):
40,007 Park Hotels & Resorts, Inc. $ 599,305
Hotels, Restaurants & Leisure (3.6%):
49,609 Aramark 1,687,698
12,712 Boyd Gaming Corp. 700,431
4,465 Choice Hotels International, Inc.^ 531,335
12,574 Churchill Downs, Inc. 1,755,330
12,877 Hilton Grand Vacations, Inc.* 520,617
8,478 Hyatt Hotels Corp., Class A 1,287,978
17,029 Light & Wonder, Inc.* 1,786,001
6,124 Marriott Vacations Worldwide Corp. 534,748
16,557 Planet Fitness, Inc., Class A* 1,218,430
12,544 Texas Roadhouse, Inc. 2,153,930
13,550 Travel + Leisure Co. 609,479
7,116 Vail Resorts, Inc. 1,281,805
31,011 Wendy's Co. (The) 525,947
5,527 Wingstop, Inc. 2,336,042
15,149 Wyndham Hotels & Resorts, Inc. 1,121,026
18,050,797
Household Durables (1.9%):
4,431 Helen of Troy, Ltd.* 410,931
13,833 KB Home 970,800
19,869 Taylor Morrison Home Corp.* 1,101,537
32,623 Tempur Sealy International, Inc. 1,544,373
19,570 Toll Brothers, Inc. 2,254,072
5,951 TopBuild Corp.* 2,292,742
10,290 Whirlpool Corp. 1,051,638
9,626,093
Household Products (0.4%):
24,957 BJ's Wholesale Club Holdings, Inc.* 2,192,223
Independent Power and Renewable Electricity Producers
(0.1%):
10,139 Ormat Technologies, Inc. 726,966
Industrial REITs (1.1%):
8,990 EastGroup Properties, Inc. 1,529,199
24,794 First Industrial Realty Trust, Inc. 1,177,963
40,626 Rexford Industrial Realty, Inc. 1,811,513
34,077 STAG Industrial, Inc. 1,228,817
5,747,492
Insurance (4.7%):
12,392 American Financial Group, Inc. 1,524,464
11,706 Brighthouse Financial, Inc.* 507,338
20,869 CNO Financial Group, Inc. 578,489
4,681 Erie Indemnity Co., Class A 1,696,394
49,058 Fidelity National Financial, Inc. 2,424,446
19,510 First American Financial Corp. 1,052,565
6,716 Hanover Insurance Group, Inc. (The) 842,455
11,467 Kemper Corp. 680,337
4,151 Kinsale Capital Group, Inc. 1,599,297
47,670 Old Republic International Corp. 1,473,003
6,486 Primerica, Inc. 1,534,458
12,434 Reinsurance Group of America, Inc. 2,552,327
9,938 RenaissanceRe Holdings, Ltd. 2,221,242
7,452 RLI Corp. 1,048,422
19,187 Ryan Specialty Holdings, Inc. 1,111,119

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
11,287 Selective Insurance Group, Inc. $ 1,059,059
33,632 Unum Group 1,718,932
23,624,347
Interactive Media & Services (0.2%):
8,496 Ziff Davis, Inc.* 467,705
53,471 ZoomInfo Technologies, Inc.* 682,824
1,150,529
IT Services (0.2%):
43,331 Kyndryl Holdings, Inc.* 1,140,039
Leisure Products (0.7%):
12,692 Brunswick Corp. 923,597
64,609 Mattel, Inc.* 1,050,542
9,979 Polaris, Inc. 781,456
15,986 YETI Holdings, Inc.* 609,866
3,365,461
Life Sciences Tools & Services (1.6%):
10,190 Azenta, Inc.* 536,198
18,281 Bruker Corp. 1,166,511
29,924 Illumina, Inc.* 3,123,467
4,411 Medpace Holdings, Inc.* 1,816,670
9,755 Repligen Corp.* 1,229,715
24,029 Sotera Health Co.* 285,224
8,157,785
Machinery (4.4%):
11,637 AGCO Corp. 1,139,030
7,901 Chart Industries, Inc.* 1,140,430
9,237 Crane Co. 1,339,180
22,529 Donaldson Co., Inc. 1,612,175
10,681 Esab Corp. 1,008,607
24,833 Flowserve Corp. 1,194,467
31,636 Graco, Inc. 2,508,102
15,452 ITT, Inc. 1,996,089
10,663 Lincoln Electric Holdings, Inc. 2,011,468
10,059 Middleby Corp. (The)* 1,233,334
12,274 Oshkosh Corp. 1,328,047
5,455 RBC Bearings, Inc.* 1,471,650
12,501 Terex Corp. 685,555
12,174 Timken Co. (The) 975,503
19,613 Toro Co. (The) 1,834,012
5,096 Watts Water Technologies, Inc., Class A 934,454
22,412,103
Marine Transportation (0.3%):
10,963 Kirby Corp.* 1,312,600
Media (0.6%):
30,675 New York Times Co. (The), Class A 1,570,866
5,877 Nexstar Media Group, Inc. 975,641
31,754 TEGNA, Inc. 442,651
2,989,158
Metals & Mining (2.1%):
33,870 Alcoa Corp. 1,347,349
89,428 Cleveland-Cliffs, Inc.* 1,376,297
21,739 Commercial Metals Co. 1,195,428
25,190 MP Materials Corp.* 320,669
Shares Value
Common Stocks, continued
Metals & Mining, continued
10,794 Reliance, Inc. $ 3,082,766
12,341 Royal Gold, Inc. 1,544,599
42,078 United States Steel Corp. 1,590,548
10,457,656
Mortgage Real Estate Investment Trusts (REITs) (0.6%):
95,059 Annaly Capital Management, Inc. 1,811,825
57,025 Starwood Property Trust, Inc. 1,080,053
2,891,878
Multi-Utilities (0.3%):
12,973 Black Hills Corp. 705,472
11,394 Northwestern Energy Group, Inc. 570,611
1,276,083
Office REITs (0.5%):
20,898 COPT Defense Properties 523,077
28,133 Cousins Properties, Inc. 651,279
19,812 Kilroy Realty Corp. 617,540
29,959 Vornado Realty Trust 787,622
2,579,518
Oil, Gas & Consumable Fuels (4.9%):
64,575 Antero Midstream Corp. 951,836
54,909 Antero Resources Corp.* 1,791,681
20,965 Chesapeake Energy Corp. 1,723,113
11,644 Chord Energy Corp. 1,952,466
17,243 Civitas Resources, Inc. 1,189,767
28,727 CNX Resources Corp.* 698,066
18,143 DT Midstream, Inc. 1,288,697
81,514 Equitrans Midstream Corp. 1,058,052
28,254 HF Sinclair Corp. 1,507,068
21,741 Matador Resources Co. 1,295,764
27,150 Murphy Oil Corp. 1,119,666
46,911 Ovintiv, Inc. 2,198,719
19,820 PBF Energy, Inc., Class A 912,116
96,593 Permian Resources Corp. 1,559,977
45,532 Range Resources Corp. 1,526,688
208,062 Southwestern Energy Co.* 1,400,257
3,493 Texas Pacific Land Corp. 2,564,805
24,738,738
Paper & Forest Products (0.2%):
11,999 Louisiana-Pacific Corp. 987,878
Personal Care Products (0.9%):
24,504 BellRing Brands, Inc.* 1,400,159
68,920 Coty, Inc., Class A* 690,578
10,423 elf Beauty, Inc.* 2,196,334
4,287,071
Pharmaceuticals (0.4%):
11,806 Jazz Pharmaceuticals plc* 1,260,054
25,745 Perrigo Co. plc 661,132
1,921,186
Professional Services (2.7%):
8,679 ASGN, Inc.* 765,227
4,202 CACI International, Inc., Class A* 1,807,406
8,813 Concentrix Corp. 557,687
30,347 ExlService Holdings, Inc.* 951,682

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Professional Services, continued
9,464 Exponent, Inc. $ 900,216
6,578 FTI Consulting, Inc.* 1,417,756
31,063 Genpact, Ltd. 999,918
6,738 Insperity, Inc. 614,573
25,287 KBR, Inc. 1,621,908
9,003 ManpowerGroup, Inc. 628,409
11,428 Maximus, Inc. 979,380
8,122 Paylocity Holding Corp.* 1,070,886
9,647 Science Applications International Corp. 1,134,005
13,449,053
Real Estate Management & Development (0.4%):
8,968 Jones Lang LaSalle, Inc.* 1,840,951
Residential REITs (1.1%):
60,369 American Homes 4 Rent, Class A 2,243,312
35,031 Equity LifeStyle Properties, Inc. 2,281,569
41,896 Independence Realty Trust, Inc. 785,131
5,310,012
Retail REITs (1.0%):
18,657 Agree Realty Corp. 1,155,615
57,018 Brixmor Property Group, Inc. 1,316,546
41,603 Kite Realty Group Trust 931,075
34,459 NNN REIT, Inc. 1,467,953
4,871,189
Semiconductors & Semiconductor Equipment (2.8%):
13,246 Allegro MicroSystems, Inc.* 374,067
19,618 Amkor Technology, Inc. 785,112
10,132 Cirrus Logic, Inc.* 1,293,451
25,785 Lattice Semiconductor Corp.* 1,495,272
10,296 MACOM Technology Solutions Holdings, Inc.* 1,147,695
11,909 MKS Instruments, Inc. 1,555,077
9,254 Onto Innovation, Inc.* 2,031,808
10,446 Power Integrations, Inc. 733,205
20,185 Rambus, Inc.* 1,186,071
5,933 Silicon Laboratories, Inc.* 656,368
7,432 Synaptics, Inc.* 655,503
8,193 Universal Display Corp. 1,722,578
23,902 Wolfspeed, Inc.* 544,010
14,180,217
Software (2.6%):
10,708 Altair Engineering, Inc., Class A* 1,050,241
3,968 Appfolio, Inc., Class A* 970,454
5,240 Aspen Technology, Inc.* 1,040,821
7,611 Blackbaud, Inc.* 579,730
8,148 CommVault Systems, Inc.* 990,552
11,153 Dolby Laboratories, Inc., Class A 883,652
45,447 Dropbox, Inc., Class A* 1,021,194
45,213 Dynatrace, Inc.* 2,022,829
11,560 Manhattan Associates, Inc.* 2,851,621
6,915 Qualys, Inc.* 986,079
18,096 Teradata Corp.* 625,398
13,022,571
Specialized REITs (1.7%):
42,293 CubeSmart 1,910,375
14,279 EPR Properties 599,432
Shares Value
Common Stocks, continued
Specialized REITs, continued
51,218 Gaming and Leisure Properties, Inc. $ 2,315,566
16,556 Lamar Advertising Co., Class A 1,978,939
13,192 National Storage Affiliates Trust 543,774
14,838 PotlatchDeltic Corp. 584,469
25,790 Rayonier, Inc. 750,231
8,682,786
Specialty Retail (4.0%):
4,628 AutoNation, Inc.* 737,611
12,000 Burlington Stores, Inc.* 2,880,000
10,943 Dick's Sporting Goods, Inc. 2,351,103
10,310 Five Below, Inc.* 1,123,481
20,117 Floor & Decor Holdings, Inc., Class A* 1,999,831
50,621 GameStop Corp., Class A* 1,249,832
40,527 Gap, Inc. (The) 968,190
5,149 Lithia Motors, Inc. 1,299,865
3,544 Murphy USA, Inc. 1,663,766
3,690 Penske Automotive Group, Inc. 549,884
2,915 RH* 712,543
24,365 Valvoline, Inc.* 1,052,568
12,066 Williams-Sonoma, Inc. 3,407,076
19,995,750
Technology Hardware, Storage & Peripherals (0.7%):
57,402 Pure Storage, Inc., Class A* 3,685,782
Textiles, Apparel & Luxury Goods (1.3%):
21,709 Capri Holdings, Ltd.* 718,134
6,800 Carter's, Inc. 421,396
6,232 Columbia Sportswear Co. 492,827
11,412 Crocs, Inc.* 1,665,467
10,667 PVH Corp. 1,129,315
24,901 Skechers USA, Inc., Class A* 1,721,157
35,226 Under Armour, Inc., Class A* 234,957
35,883 Under Armour, Inc., Class C* 234,316
6,617,569
Trading Companies & Distributors (1.7%):
7,269 Applied Industrial Technologies, Inc. 1,410,186
32,135 Core & Main, Inc., Class A* 1,572,687
6,736 GATX Corp. 891,577
8,450 MSC Industrial Direct Co., Inc. 670,170
6,010 Watsco, Inc. 2,784,072
8,237 WESCO International, Inc. 1,305,729
8,634,421
Water Utilities (0.4%):
47,241 Essential Utilities, Inc. 1,763,507
Total Common Stocks (Cost $327,492,599) 499,712,868
Affiliated Investment Company (0.1%):
Money Market (0.1%):
527,188 BlackRock Liquidity FedFund, Institutional Class ,
5.17%
+
(a)(b) 527,188
Total Affiliated Investment Company (Cost $527,188) 527,188

AZL Mid Cap Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
2,827,430 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(b) $ 2,827,430
Total Unaffiliated Investment Company (Cost $2,827,430) 2,827,430
Total Investment Securities
(Cost $330,847,217) — 99.9% 503,067,486
Net other assets (liabilities) — 0.1% 646,490
Net Assets — 100.0% $ 503,713,976
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $520,625.
+ Affiliated Securities
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(b) The rate represents the effective yield at June 30, 2024.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P Midcap 400 E-Mini September Futures (U.S. Dollar) 9/20/24 15 $ 4,437,150 $ 19,585
$ 19,585

AZL Mid Cap Index Fund
9
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 330,847,217
Investment securities, at value(a) $ 503,067,486
Deposit at broker for futures contracts collateral 229,000
Interest and dividends receivable 496,191
Receivable for investments sold 1,065,981
Receivable for variation margin on futures contracts 5,742
Prepaid expenses 2,113
Total Assets 504,866,513
Liabilities:
Payable for investments purchased 19,945
Payable for capital shares redeemed 362,446
Payable for collateral received on loaned securities 527,188
Management fees payable 103,578
Administration fees payable 15,969
Distribution fees payable 93,983
Custodian fees payable 5,526
Administrative and compliance services fees payable 104
Transfer agent fees payable 1,482
Trustee fees payable 439
Other accrued liabilities 21,877
Total Liabilities 1,152,537
Commitments and contingent liabilities^
Net Assets
$ 503,713,976
Net Assets Consist of:
Paid in capital $ 171,783,815
Total distributable earnings 331,930,161
Net Assets
$ 503,713,976
Class 1
Net Assets $ 46,665,669
Shares of beneficial interest (unlimited number of shares authorized, no par value) 2,038,998
Net Asset Value (offering and redemption price per share) $ 22.89
Class 2
Net Assets $ 457,048,307
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,302,373
Net Asset Value (offering and redemption price per share) $ 22.51
(a) Includes securities on loan of $520,625.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 5,397,609
Interest 5,519
Income from securities lending 10,829
Foreign withholding tax 2,010
Total Investment Income 5,415,967
Expenses:
Management fees 856,862
Administration fees 104,705
Distribution fees - Class 2 798,585
Custodian fees 18,025
Administrative and compliance services fees 3,355
Transfer agent fees 7,231
Trustee fees 13,417
Professional fees 18,690
Licensing fees 65,098
Shareholder reports 4,117
Other expenses 7,045
Total expenses 1,897,130
Net Investment Income/(Loss)
3,518,837
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 116,399,459
Net realized gains/(losses) on futures contracts (94,589)
Change in net unrealized appreciation/depreciation on securities and foreign currencies (82,365,211)
Change in net unrealized appreciation/depreciation on futures contracts 1,817
Net realized and Change in net unrealized gains/losses on
investments
33,941,476
Change in Net Assets Resulting From Operations
$ 37,460,313

AZL Mid Cap Index Fund
10
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
*
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 3,518,837 $ 8,172,911
Net realized gains/(losses) on investments 116,304,870 44,739,044
Change in unrealized appreciation/depreciation on investments (82,363,394) 71,269,982
Change in net assets resulting from operations 37,460,313 124,181,937
Distributions to Shareholders:
Class 1 — (16,170,278)
Class 2 — (30,726,341)
Change in net assets resulting from distributions to shareholders — (46,896,619)
Capital Transactions:
Class 1
Proceeds from shares issued 38,252 11,182
Proceeds from dividends reinvested — 16,170,278
Value of shares redeemed (2,672,185) (4,917,983)
Total Class 1 Shares (2,633,933) 11,263,477
Class 2
Proceeds from shares issued 561,719 35,642,494
Proceeds from dividends reinvested — 30,726,342
Value of shares redeemed (346,362,168) (181,412,521)
Total Class 2 Shares (345,800,449) (115,043,685)
Change in net assets resulting from capital transactions (348,434,382) (103,780,208)
Change in net assets (310,974,069) (26,494,890)
Net Assets:
Beginning of period 814,688,045 841,182,935
End of period $ 503,713,976 $ 814,688,045
Share Transactions:
Class 1
Shares issued 1,703 348
Dividends reinvested — 857,839
Shares redeemed (119,954) (177,355)
Total Class 1 Shares (118,251) 680,832
Class 2
Shares issued 25,756 1,862,901
Dividends reinvested — 1,652,842
Shares redeemed (15,885,469) (8,894,018)
Total Class 2 Shares (15,859,713) (5,378,275)
Change in shares (15,977,964) (4,697,443)
Amounts shown as “—” are either $0 or round to less than $1.
* Shares of beneficial interest and the Net Asset Value reflect a 13 to 1 reverse share split which occurred on December 8, 2023.

AZL Mid Cap Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
11
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
(a)
Year Ended
December 31,
2022
(a)
Year Ended
December 31,
2021
(a)
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
(a)
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 21.57  $ 30.29  $ 115.03  $ 109.19  $ 107.65  $ 106.03
Investment Activities:
Net Investment Income/(Loss)(b) 0.14  0.35  0.78  1.17  1.17  1.56
Net Realized and Unrealized Gains/(Losses) on Investments 1.18  2.83  (18.83) 23.78  12.59  23.33
Total from Investment Activities 1.32  3.18  (18.05) 24.95  13.76  24.89
Distributions to Shareholders From:
Net Investment Income —  (2.80) (3.38) (3.38) (4.03) (3.90)
Net Realized Gains —  (9.10) (63.31) (15.73) (8.19) (19.37)
Total Dividends —  (11.90) (66.69) (19.11) (12.22) (23.27)
Net Asset Value, End of Period
$ 22.89  $ 21.57  $ 30.29  $ 115.03  $ 109.19  $ 107.65
Total Return
(c) 6.12%(d) 16.16% (13.34)% 24.03% 14.82% 25.47%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 46,666  $ 46,526  $ 44,716  $ 58,070  $ 51,879  $ 50,096
Net Investment Income/(Loss)(e) 1.29% 1.25% 1.14% 1.01% 1.21% 1.31%
Expenses Before Reductions(e)(f) 0.32% 0.32% 0.31% 0.32% 0.33% 0.32%
Expenses Net of Reductions(e) 0.32% 0.32% 0.31% 0.32% 0.33% 0.32%
Portfolio Turnover Rate(g) 10%(d) 23% 11% 30% 22% 14%
Class 2
Net Asset Value, Beginning of Period
$ 21.24  $ 19.17  $ 28.25  $ 24.06  $ 21.91  $ 19.00
Investment Activities:
Net Investment Income/(Loss)(b) 0.11  0.20  0.21  0.21  0.19  0.23
Net Realized and Unrealized Gains/(Losses) on Investments 1.16  2.72  (4.24) 5.39  2.84  4.41
Total from Investment Activities 1.27  2.92  (4.03) 5.60  3.03  4.64
Distributions to Shareholders From:
Net Investment Income —  (0.15) (0.18) (0.20) (0.25) (0.24)
Net Realized Gains —  (0.70) (4.87) (1.21) (0.63) (1.49)
Total Dividends —  (0.85) (5.05) (1.41) (0.88) (1.73)
Net Asset Value, End of Period
$ 22.51  $ 21.24  $ 19.17  $ 28.25  $ 24.06  $ 21.91
Total Return
(c) 5.98%(d) 15.88% (13.55)% 23.66% 14.53% 25.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 457,048  $ 768,162  $ 796,467  $ 1,107,212  $ 1,052,145  $ 1,150,058
Net Investment Income/(Loss)(e) 1.01% 1.00% 0.88% 0.76% 0.96% 1.06%
Expenses Before Reductions(e)(f) 0.57% 0.57% 0.56% 0.57% 0.58% 0.57%
Expenses Net of Reductions(e) 0.57% 0.57% 0.56% 0.57% 0.58% 0.57%
Portfolio Turnover Rate(g) 10%(d) 23% 11% 30% 22% 14%
(a) Class 1 had a 13 to 1 reverse share split effective December 8, 2023. Prior year net asset values and per share amounts have been retrospectively adjusted to reflect the impact of the reverse share split.
(b) Calculated using the average shares method.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
12
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Mid Cap Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Private Placements
The Fund may invest in private placement securities which are securities issued by corporations without registration under the Securities Act of 1933, as amended (the “1933 Act”), in reliance on a “private placement” exemption. These unregistered securities may be restricted and generally are sold to institutional investors, such as the Fund, who agree that they are purchasing the securities for investment and not with a view to public distribution. Unregistered securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such securities.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
13
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,035 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $527,188 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $3.6 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
14
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
19,585 –
Futures Contracts Receivable for variation margin on futures contracts* $19,585 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
94,579 (1,817)
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ (94,589) $ 1,817
Annual Rate* Annual Expense Limit
AZL Mid Cap Index Fund, Class 1 0.25% 0.46%
AZL Mid Cap Index Fund, Class 2 0.25% 0.71%

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
15
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 499,712,868 $ — $ — $ 499,712,868
Affiliated Investment Company 527,188 — — 527,188
Unaffiliated Investment Company 2,827,430 — — 2,827,430
Total Investment Securities 503,067,486 — — 503,067,486
Other Financial Instruments:
*
Futures Contracts 19,585 — — 19,585
Total Investments $503,087,071 $— $— $503,087,071
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Mid Cap Index Fund $67,688,721 $411,911,532

AZL Mid Cap Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
16
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $575,973,017. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 60% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $267,835,708
Unrealized (depreciation) (27,745,095)
Net unrealized appreciation/(depreciation) $240,090,613
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Mid Cap Index Fund $9,332,785 $37,563,834 $46,896,619
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Mid Cap Index Fund $10,378,471 $44,000,764 $— $240,090,613 $294,469,848
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Moderate Index Strategy Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Moderate Index Strategy Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (43.6%):
1,996,021 AZL Mid Cap Index Fund, Class 2 $ 44,930,433
22,493,971 AZL S&P 500 Index Fund, Class 2 521,860,115
2,808,983 AZL Small Cap Stock Index Fund, Class 2 33,988,695
600,779,243
Fixed Income Fund (40.2%):
56,817,388 AZL Enhanced Bond Index Fund 554,537,702
International Equity Fund (16.2%):
12,186,764 AZL International Index Fund, Class 2 223,505,257
Total Affiliated Investment Companies (Cost $1,352,365,354) 1,378,822,202
Total Investment Securities
(Cost $1,352,365,354) — 100.0% 1,378,822,202
Net other assets (liabilities) — 0.0%
†
(575,563)
Net Assets — 100.0% $ 1,378,246,639
† Represents less than 0.05%.

AZL Moderate Index Strategy Fund
4
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
Statement of Operations
For the Six Months Ended June 30, 2024
Assets:
Investments in affiliates, at cost $ 1,352,365,354
Investments in affiliates, at value $ 1,378,822,202
Receivable for investments sold 606,107
Prepaid expenses 2,876
Total Assets 1,379,431,185
Liabilities:
Cash overdraft 606,107
Payable for capital shares redeemed 454,676
Management fees payable 56,801
Administration fees payable 12,563
Custodian fees payable 11,061
Administrative and compliance services fees payable 2,353
Transfer agent fees payable 1,298
Trustee fees payable 5,121
Other accrued liabilities 34,566
Total Liabilities 1,184,546
Commitments and contingent liabilities^
Net Assets
$ 1,378,246,639
Net Assets Consist of:
Paid in capital $ 1,401,377,742
Total distributable earnings (23,131,103)
Net Assets
$ 1,378,246,639
Shares of beneficial interest (unlimited number of shares authorized, no par value) 105,032,561
Net Asset Value (offering and redemption price per share)
*
$ 13.12
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
Investment Income:
Dividends from non-affiliates $ 4,356
Total Investment Income 4,356
Expenses:
Management fees 1,389,764
Administration fees 43,189
Custodian fees 24,675
Administrative and compliance services fees 7,395
Transfer agent fees 4,326
Trustee fees 29,918
Professional fees 39,657
Shareholder reports 7,029
Other expenses 16,629
Total expenses before reductions 1,562,582
Less Management fees contractually waived (1,042,327)
Net expenses 520,255
Net Investment Income/(Loss)
(515,899)
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on affiliated underlying funds (37,604,244)
Change in net unrealized appreciation/depreciation on affiliated underlying funds 117,662,692
Net realized and Change in net unrealized gains/losses on
investments
80,058,448
Change in Net Assets Resulting From Operations
$ 79,542,549

AZL Moderate Index Strategy Fund
5
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ (515,899) $ 20,082,827
Net realized gains/(losses) on investments (37,604,244) (22,845,778)
Change in unrealized appreciation/depreciation on investments 117,662,692 198,222,189
Change in net assets resulting from operations 79,542,549 195,459,238
Distributions to Shareholders:
Distributions — (130,620,161)
Change in net assets resulting from distributions to shareholders — (130,620,161)
Capital Transactions:
Proceeds from shares issued 7,888,694 1,628,194
Proceeds from dividends reinvested — 130,620,161
Value of shares redeemed (132,495,720) (207,000,022)
Change in net assets resulting from capital transactions (124,607,026) (74,751,667)
Change in net assets (45,064,477) (9,912,590)
Net Assets:
Beginning of period 1,423,311,116 1,433,223,706
End of period $ 1,378,246,639 $ 1,423,311,116
Share Transactions:
Shares issued 627,421 130,178
Dividends reinvested — 11,714,813
Shares redeemed (10,434,179) (16,656,938)
Change in shares (9,806,758) (4,811,947)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Moderate Index Strategy Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
6
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$12.40 $11.98 $15.63 $14.20 $13.32 $11.98
Investment Activities:
Net Investment Income/(Loss)(a) — (b) 0.18  0.18  0.20  0.26  0.23
Net Realized and Unrealized Gains/(Losses)
on Investments 0.72  1.46  (2.63) 1.50  1.39  2.03
Total from Investment Activities 0.72  1.64  (2.45) 1.70  1.65  2.26
Distributions to Shareholders From:
Net Investment Income —  (0.25) (0.31) (0.09) (0.27) (0.32)
Net Realized Gains —  (0.97) (0.89) (0.18) (0.50) (0.60)
Total Dividends —  (1.22) (1.20) (0.27) (0.77) (0.92)
Net Asset Value, End of Period
$13.12 $12.40 $11.98 $15.63 $14.20 $13.32
Total Return
(c) 5.81%(d) 14.82% (15.37)% 12.06% 12.84% 19.33%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,378,247 $1,423,311 $1,433,224 $1,927,598 $611,279 $611,984
Net Investment Income/(Loss)(e) (0.07)% 1.42% 1.35% 1.30% 1.95% 1.78%
Expenses Before Reductions*(e)(f) 0.22% 0.23% 0.22% 0.26% 0.43% 0.43%
Expenses Net of Reductions*(e) 0.07% 0.08% 0.07% 0.07% 0.08% 0.08%
Portfolio Turnover Rate 8%(d) 3% 8% 14% 15% 5%
* The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(a) Calculated using the average shares method.
(b) Represents less than $0.005 .
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
7
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Moderate Index
Strategy Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds (the “Underlying Funds”). Underlying Funds invest in stocks, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
8
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager.
Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. The Manager is entitled to a fee, computed daily and paid monthly, based on average daily net assets of the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Management fees.”
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.05% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
The Manager serves as the investment adviser of the underlying funds in which the Fund invests. At June 30, 2024, these underlying funds are noted as Affiliated Investment
Companies in the Fund’s Schedule of Portfolio Investments. Additional information, including financial statements, about these Funds is available at www.allianzlife.com. The Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2024 is as follows:
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The
Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Annual Rate* Annual Expense Limit
AZL Moderate Index Strategy Fund 0.20% 0.20%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Net Realized
Gains
Distributions
from Affiliated
Underlying Funds
AZL Enhanced Bond Index Fund $ 565,006,998 $ 10,701,136 $ (17,609,051) $ (3,546,035) $ (15,346) $ 554,537,702 56,817,388 $ — $ —
AZL International Index Fund,
Class 2 215,889,716 19,540,000 (23,553,126) (1,310,844) 12,939,511 223,505,257 12,186,764 — —
AZL Mid Cap Index Fund, Class 2 128,616,815 — (88,441 , 625 ) (15,35 0 , 099 ) 20,105,342 44,930,433 1,996,021 — —
AZL S&P 500 Index Fund, Class 2 449,516,866 78,520,000 (75,486,450) (4,561,275) 73,870,974 521,860,115 22,493,971 — —
AZL Small Cap Stock Index Fund,
Class 2 64,890,781 — (28,828,306) (12,835,991) 10,762,211 33,988,695 2,808,983 — —
$ 1,423,921,176 $ 108,761,136 $ (233,918,558) $ (37,604,244) $ 117,662,692
$ 1,378,822,202
96,303,127 $ — $ —

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
9
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund’s average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2024, the Fund did not directly invest in derivatives.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Investment Securities: Level 1 Level 2 Level 3 Total
Affiliated Investment Companies $ 1,378,822,202 $ — $ — $ 1,378,822,202
Total Investment Securities $1,378,822,202 $— $— $1,378,822,202
Purchases Sales
AZL Moderate Index Strategy Fund $108,761,136 $233,918,558

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
10
Fund of Fund Risk: The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds. In addition, the Fund maintains indirect exposure to various types of risk which may exist in the underlying Funds, such as foreign securities risk, fixed income securities risk and other risks.
Interest Rate Risk: Debt securities held by an underlying fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the underlying funds may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $1,529,600,716. The gross unrealized appreciation/(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
Unrealized appreciation $—
Unrealized (depreciation) (105,679,540)
Net unrealized appreciation/(depreciation) $(105,679,540)
Short-Term
Amount
Long-Term
Amount Total
AZL Moderate Index Strategy Fund $ 251 $ 17,081,439 $ 17,081,690
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Moderate Index Strategy Fund $27,153,613 $103,466,548 $130,620,161
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Moderate Index Strategy Fund $20,087,578 $— $(17,081,690) $(105,679,540) $(102,673,652)
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

AZL Moderate Index Strategy Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
11
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® MSCI Global Equity Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® MSCI Global Equity Index Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.3%):
Aerospace & Defense (1.6%):
3,441 Airbus SE $ 474,399
435 Axon Enterprise, Inc.* 127,994
17,722 BAE Systems plc 295,866
3,450 Boeing Co. (The)* 627,935
1,669 CAE, Inc.* 31,003
94 Dassault Aviation SA 17,031
169 Elbit Systems, Ltd. 29,487
1,348 General Dynamics Corp. 391,109
276 HEICO Corp. 61,716
389 HEICO Corp., Class A 69,055
2,247 Howmet Aerospace, Inc. 174,435
271 Huntington Ingalls Industries, Inc. 66,755
439 Kongsberg Gruppen ASA 35,774
1,130 L3Harris Technologies, Inc. 253,775
1,848 Leonardo SpA 43,069
1,272 Lockheed Martin Corp. 594,151
6,986 Melrose Industries plc 48,780
376 MTU Aero Engines AG 96,121
847 Northrop Grumman Corp. 369,250
268 Rheinmetall AG 136,314
50,636 Rolls-Royce Holdings plc* 292,651
7,748 RTX Corp. 777,822
1,911 Saab AB, Class B* 45,940
2,017 Safran SA 424,289
10,000 Singapore Technologies Engineering, Ltd. 31,941
1,246 Textron, Inc. 106,982
543 Thales SA 87,239
329 TransDigm Group, Inc. 420,334
6,131,217
Air Freight & Logistics (0.4%):
768 CH Robinson Worldwide, Inc. 67,676
5,777 Deutsche Post AG 233,713
1,055 DSV A/S 161,470
856 Expeditors International of Washington, Inc. 106,820
1,383 FedEx Corp. 414,679
300 NIPPON EXPRESS HOLDINGS, Inc. 13,834
1,800 SG Holdings Co., Ltd. 16,564
4,276 United Parcel Service, Inc., Class B 585,171
1,600 Yamato Holdings Co., Ltd. 17,568
1,617,495
Automobile Components (0.2%):
800 Aisin Corp. 26,024
1,756 Aptiv plc* 123,658
3,100 Bridgestone Corp. 122,198
3,811 Cie Generale des Etablissements Michelin SCA 147,027
819 Continental AG 46,381
11,600 Denso Corp. 181,064
700 Koito Manufacturing Co., Ltd. 9,667
1,638 Magna International, Inc. 68,662
3,800 Sumitomo Electric Industries, Ltd. 59,373
784,054
Automobiles (1.8%):
1,918 Bayerische Motoren Werke AG 181,440
728 Ferrari NV 297,607
22,980 Ford Motor Co. 288,169
6,888 General Motors Co. 320,017
Shares Value
Common Stocks, continued
Automobiles, continued
25,900 Honda Motor Co., Ltd. $ 278,659
3,600 Isuzu Motors, Ltd. 47,844
3,600 Mazda Motor Corp. 34,990
4,656 Mercedes-Benz Group AG 321,703
16,900 Nissan Motor Co., Ltd. 57,642
1,315 Renault SA 67,060
4,535 Rivian Automotive, Inc., Class A* 60,860
12,643 Stellantis NV 248,785
3,300 Subaru Corp. 70,298
8,800 Suzuki Motor Corp. 101,857
16,936 Tesla, Inc.* 3,351,296
61,800 Toyota Motor Corp. 1,272,515
201 Volkswagen AG 24,113
4,663 Volvo Car AB, Class B* 14,473
5,400 Yamaha Motor Co., Ltd. 50,215
7,089,543
Banks (5.6%):
2,689 ABN AMRO Bank NV 44,066
8,372 AIB Group plc 44,102
17,612 ANZ Group Holdings, Ltd.* 331,539
34,377 Banco Bilbao Vizcaya Argentaria SA 342,908
8,091 Banco BPM SpA 52,333
32,500 Banco de Sabadell SA 62,767
92,867 Banco Santander SA 430,365
8,532 Bank Hapoalim BM 75,375
8,380 Bank Leumi Le-Israel BM 68,297
41,864 Bank of America Corp. 1,664,931
5,977 Bank of Ireland Group plc 62,258
4,206 Bank of Montreal 353,078
7,314 Bank of Nova Scotia (The) 334,608
236 Banque Cantonale Vaudoise, Registered Shares 25,045
91,128 Barclays plc 240,389
6,136 BNP Paribas SA 393,140
20,000 BOC Hong Kong Holdings, Ltd. 61,738
23,593 CaixaBank SA 124,839
5,656 Canadian Imperial Bank of Commerce^ 268,969
2,800 Chiba Bank, Ltd. (The) 25,010
11,301 Citigroup, Inc. 717,161
2,570 Citizens Financial Group, Inc. 92,597
5,907 Commerzbank AG 89,710
9,933 Commonwealth Bank of Australia 842,989
4,700 Concordia Financial Group, Ltd. 27,653
6,009 Credit Agricole SA 81,695
4,340 Danske Bank A/S 129,230
11,960 DBS Group Holdings, Ltd. 315,224
5,470 DNB Bank ASA 107,451
2,099 Erste Group Bank AG 99,397
4,028 Fifth Third Bancorp 146,982
3,940 FinecoBank Banca Fineco SpA 58,705
62 First Citizens BancShares, Inc., Class A 104,384
3,900 Hang Seng Bank, Ltd. 49,900
112,123 HSBC Holdings plc 970,161
8,659 Huntington Bancshares, Inc. 114,126
19,905 ING Groep NV 341,018
87,397 Intesa Sanpaolo SpA 326,288
7,605 Israel Discount Bank, Ltd., Class A 37,958
7,300 Japan Post Bank Co., Ltd. 69,115
16,953 JPMorgan Chase & Co. 3,428,914

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Banks, continued
1,449 KBC Group NV $ 102,196
5,399 KeyCorp 76,720
366,486 Lloyds Banking Group plc 253,866
1,027 M&T Bank Corp. 155,447
2,528 Mediobanca Banca di Credito Finanziario SpA 37,202
66,600 Mitsubishi UFJ Financial Group, Inc. 718,631
859 Mizrahi Tefahot Bank, Ltd. 29,092
14,050 Mizuho Financial Group, Inc. 294,249
17,852 National Australia Bank, Ltd. 430,888
1,968 National Bank of Canada 156,113
34,369 NatWest Group plc 134,792
18,422 Nordea Bank Abp 219,642
19,300 Oversea-Chinese Banking Corp., Ltd. 205,305
2,353 PNC Financial Services Group, Inc. (The) 365,844
5,712 Regions Financial Corp. 114,468
11,000 Resona Holdings, Inc. 73,050
8,220 Royal Bank of Canada 875,242
2,200 Shizuoka Financial Group, Inc. 21,189
9,956 Skandinaviska Enskilda Banken AB, Class A 147,537
4,271 Societe Generale SA 99,708
13,168 Standard Chartered plc 118,629
7,100 Sumitomo Mitsui Financial Group, Inc. 474,973
3,600 Sumitomo Mitsui Trust Holdings, Inc. 82,232
8,930 Svenska Handelsbanken AB, Class A 85,100
4,822 Swedbank AB, Class A 99,525
10,473 Toronto-Dominion Bank (The) 575,751
8,033 Truist Financial Corp. 312,082
8,956 UniCredit SpA 333,658
7,804 United Overseas Bank, Ltd. 180,247
9,148 US Bancorp 363,176
20,782 Wells Fargo & Co. 1,234,243
20,832 Westpac Banking Corp. 377,919
21,905,131
Beverages (1.3%):
5,149 Anheuser-Busch InBev SA/NV 297,398
2,900 Asahi Group Holdings, Ltd. 102,449
1,086 Brown-Forman Corp., Class B 46,904
524 Carlsberg AS, Class B 62,721
1,001 Celsius Holdings, Inc.* 57,147
24,006 Coca-Cola Co. (The) 1,527,982
1,180 Coca-Cola Europacific Partners plc 86,230
1,283 Coca-Cola HBC AG 43,589
949 Constellation Brands, Inc., Class A 244,159
3,162 Davide Campari-Milano NV, Class M 29,806
13,337 Diageo plc 419,522
771 Heineken Holding NV 60,680
1,759 Heineken NV 169,762
6,360 Keurig Dr Pepper, Inc. 212,424
4,700 Kirin Holdings Co., Ltd.^ 60,634
1,022 Molson Coors Beverage Co., Class B 51,948
4,365 Monster Beverage Corp.* 218,032
8,051 PepsiCo, Inc. 1,327,852
1,204 Pernod Ricard SA 163,826
125 Remy Cointreau SA 10,469
800 Suntory Beverage & Food, Ltd. 28,402
4,497 Treasury Wine Estates, Ltd. 37,273
5,259,209
Shares Value
Common Stocks, continued
Biotechnology (1.6%):
10,486 AbbVie, Inc. $ 1,798,559
717 Alnylam Pharmaceuticals, Inc.* 174,231
3,139 Amgen, Inc. 980,780
329 Argenx SE* 142,200
826 Biogen, Inc.* 191,483
1,135 BioMarin Pharmaceutical, Inc.* 93,445
2,817 CSL, Ltd. 552,242
1,000 Exact Sciences Corp.* 42,250
373 Genmab A/S* 93,557
7,230 Gilead Sciences, Inc. 496,050
1,231 Grifols SA* 10,301
1,001 Incyte Corp.* 60,681
1,971 Moderna, Inc.* 234,056
652 Neurocrine Biosciences, Inc.* 89,761
629 Regeneron Pharmaceuticals, Inc.* 661,098
1,510 Swedish Orphan Biovitrum AB* 40,338
275 United Therapeutics Corp.* 87,601
1,528 Vertex Pharmaceuticals, Inc.* 716,204
6,464,837
Broadline Retail (3.1%):
55,133 Amazon.com, Inc.* 10,654,452
380 Canadian Tire Corp., Ltd., Class A* 37,708
1,624 Dollarama, Inc. 148,296
2,998 eBay, Inc. 161,053
821 Etsy, Inc.* 48,423
272 MercadoLibre, Inc.* 447,005
661 Next plc 75,576
2,700 Pan Pacific International Holdings Corp. 63,361
8,224 Prosus NV* 291,296
8,000 Rakuten Group, Inc. 41,053
6,716 Wesfarmers, Ltd. 290,741
12,258,964
Building Products (0.7%):
709 A O Smith Corp. 57,982
1,200 AGC, Inc.^ 38,915
487 Allegion plc 57,539
5,725 Assa Abloy AB, Class B 162,314
745 Builders FirstSource, Inc.* 103,115
274 Carlisle Cos., Inc. 111,028
4,774 Carrier Global Corp. 301,144
2,733 Cie de Saint-Gobain SA 211,617
1,500 Daikin Industries, Ltd. 207,239
708 Fortune Brands Innovations, Inc. 45,978
192 Geberit AG, Registered Shares 113,668
3,882 Johnson Controls International plc 258,037
1,045 Kingspan Group plc 88,526
181 Lennox International, Inc. 96,831
1,238 Masco Corp. 82,537
11,325 Nibe Industrier AB, Class B 47,761
571 Owens Corning 99,194
52 ROCKWOOL A/S, Class B 21,079
600 TOTO, Ltd. 14,186
1,363 Trane Technologies plc 448,332
2,567,022
Capital Markets (3.0%):
5,683 3i Group plc 219,124
598 Ameriprise Financial, Inc. 255,460

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Capital Markets, continued
375 Amundi SA $ 24,059
988 Ares Management Corp., Class A 131,681
1,391 ASX, Ltd. 55,635
4,405 Bank of New York Mellon Corp. (The) 263,815
890 BlackRock, Inc., Class A
+
700,714
4,184 Blackstone, Inc. 517,979
2,084 Brookfield Asset Management, Ltd., Class A 79,344
7,954 Brookfield Corp. 330,859
1,473 Carlyle Group, Inc. (The) 59,141
606 Cboe Global Markets, Inc. 103,056
8,951 Charles Schwab Corp. (The) 659,599
2,125 CME Group, Inc. 417,775
1,108 Coinbase Global, Inc., Class A* 246,231
8,900 Daiwa Securities Group, Inc. 68,276
11,380 Deutsche Bank AG, Registered Shares 181,510
1,170 Deutsche Boerse AG 239,132
2,202 EQT AB 64,624
488 Euronext NV 45,045
248 FactSet Research Systems, Inc. 101,251
2,020 Franklin Resources, Inc. 45,147
458 Futu Holdings, Ltd., ADR* 30,047
1,901 Goldman Sachs Group, Inc. (The) 859,860
1,349 Hargreaves Lansdown plc 19,191
7,300 Hong Kong Exchanges & Clearing, Ltd. 232,599
151 IGM Financial, Inc.^ 4,169
3,377 Intercontinental Exchange, Inc. 462,278
2,600 Japan Exchange Group, Inc. 60,957
1,414 Julius Baer Group, Ltd. 78,963
3,520 KKR & Co., Inc. 370,445
2,428 London Stock Exchange Group plc 287,763
448 LPL Financial Holdings, Inc. 125,126
2,207 Macquarie Group, Ltd. 300,941
220 MarketAxess Holdings, Inc. 44,117
956 Moody's Corp. 402,409
7,202 Morgan Stanley 699,962
478 MSCI, Inc. 230,276
2,126 Nasdaq, Inc. 128,113
18,400 Nomura Holdings, Inc. 106,181
1,150 Northern Trust Corp. 96,577
397 Onex Corp. 26,997
128 Partners Group Holding AG 164,637
1,114 Raymond James Financial, Inc. 137,702
3,132 Robinhood Markets, Inc., Class A* 71,128
1,902 S&P Global, Inc. 848,292
1,400 SBI Holdings, Inc. 35,555
6,758 Schroders plc 31,111
757 SEI Investments Co. 48,970
3,200 Singapore Exchange, Ltd. 22,377
1,849 State Street Corp. 136,826
1,350 T. Rowe Price Group, Inc. 155,669
1,625 TMX Group, Ltd. 45,237
669 Tradeweb Markets, Inc., Class A 70,914
19,817 UBS Group AG 580,173
11,725,019
Chemicals (1.8%):
3,403 Air Liquide SA 585,786
1,293 Air Products and Chemicals, Inc. 333,659
994 Akzo Nobel NV 60,429
772 Albemarle Corp. 73,741
Shares Value
Common Stocks, continued
Chemicals, continued
413 Arkema SA $ 35,703
6,500 Asahi Kasei Corp. 41,623
5,218 BASF SE 252,102
569 Celanese Corp. 76,752
1,213 CF Industries Holdings, Inc. 89,908
842 Clariant AG, Registered Shares 13,223
4,154 Corteva, Inc. 224,067
1,032 Covestro AG* 60,484
763 Croda International plc 37,905
4,316 Dow, Inc. 228,964
1,012 DSM-Firmenich AG 113,939
2,563 DuPont de Nemours, Inc. 206,296
795 Eastman Chemical Co. 77,886
1,495 Ecolab, Inc. 355,810
36 EMS-Chemie Holding AG 29,538
988 Evonik Industries AG 20,151
56 Givaudan SA, Registered Shares 265,688
2,385 ICL Group, Ltd. 10,298
1,458 International Flavors & Fragrances, Inc. 138,816
2,850 Linde plc 1,250,608
1,576 LyondellBasell Industries NV, Class A 150,760
8,000 Mitsubishi Chemical Group Corp. 44,566
1,000 Mitsui Chemicals, Inc. 27,663
2,249 Mosaic Co. (The) 64,996
6,600 Nippon Paint Holdings Co., Ltd. 43,135
1,100 Nippon Sanso Holdings Corp. 32,731
800 Nissan Chemical Corp. 25,287
700 Nitto Denko Corp. 55,500
2,078 Novonesis (Novozymes) B 127,076
2,887 Nutrien, Ltd.^ 146,999
824 OCI NV 20,107
2,876 Orica, Ltd.* 34,184
1,429 PPG Industries, Inc. 179,897
761 RPM International, Inc. 81,944
1,426 Sherwin-Williams Co. (The) 425,561
10,800 Shin-Etsu Chemical Co., Ltd. 420,131
890 Sika AG, Registered Shares 253,392
456 Syensqo SA 40,686
798 Symrise AG 97,674
9,200 Toray Industries, Inc. 43,454
1,137 Umicore SA 17,057
179 Westlake Corp. 25,923
1,092 Yara International ASA 31,462
6,973,561
Commercial Services & Supplies (0.6%):
8,487 Brambles, Ltd. 82,426
531 Cintas Corp. 371,838
5,220 Copart, Inc.* 282,715
1,100 Dai Nippon Printing Co., Ltd. 37,181
2,947 Element Fleet Management Corp. 53,623
1,558 GFL Environmental, Inc. 60,684
1,016 RB Global, Inc. 77,498
16,211 Rentokil Initial plc 94,508
1,319 Republic Services, Inc. 256,335
1,446 Rollins, Inc. 70,550
1,200 Secom Co., Ltd. 71,117
2,676 Securitas AB, Class B 26,482
1,600 TOPPAN Holdings, Inc. 44,292
1,380 Veralto Corp. 131,749

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,508 Waste Connections, Inc., ADR $ 264,443
2,340 Waste Management, Inc. 499,216
2,424,657
Communications Equipment (0.6%):
1,547 Arista Networks, Inc.* 542,192
23,723 Cisco Systems, Inc. 1,127,080
329 F5, Inc.* 56,664
1,798 Juniper Networks, Inc. 65,555
1,003 Motorola Solutions, Inc. 387,208
32,835 Nokia Oyj 124,905
18,166 Telefonaktiebolaget LM Ericsson, Class B 112,819
2,416,423
Construction & Engineering (0.3%):
1,289 ACS Actividades de Construccion y Servicios SA* 55,554
779 AECOM 68,661
977 Bouygues SA 31,283
382 Eiffage SA 35,263
281 EMCOR Group, Inc. 102,587
3,183 Ferrovial SE* 123,283
2,700 Kajima Corp. 46,864
3,200 Obayashi Corp. 38,200
841 Quanta Services, Inc. 213,690
1,831 Skanska AB, Class B 33,052
772 Stantec, Inc. 64,637
1,100 Taisei Corp. 40,777
2,879 Vinci SA 302,814
747 WSP Global, Inc. 116,334
1,272,999
Construction Materials (0.3%):
4,082 CRH plc 302,598
769 Heidelberg Materials AG 79,675
3,081 Holcim AG 273,311
2,772 James Hardie Industries plc, CDI* 88,023
370 Martin Marietta Materials, Inc. 200,466
802 Vulcan Materials Co. 199,442
1,143,515
Consumer Finance (0.4%):
1,862 Ally Financial, Inc. 73,866
3,357 American Express Co. 777,313
2,310 Capital One Financial Corp. 319,820
1,479 Discover Financial Services 193,468
1 Isracard, Ltd. 2
2,470 Synchrony Financial 116,559
1,481,028
Consumer Staples Distribution & Retail (1.7%):
4,000 Aeon Co., Ltd. 85,646
2,104 Albertsons Cos., Inc., Class A 41,554
4,612 Alimentation Couche-Tard, Inc. 258,837
3,488 Carrefour SA 49,279
7,170 Coles Group, Ltd. 81,423
2,609 Costco Wholesale Corp. 2,217,624
1,292 Dollar General Corp. 170,841
1,171 Dollar Tree, Inc.* 125,028
787 Empire Co., Ltd. 20,119
11,695 Endeavour Group, Ltd. 39,254
Shares Value
Common Stocks, continued
Consumer Staples Distribution & Retail, continued
356 George Weston, Ltd. $ 51,215
9,589 J Sainsbury plc 30,931
1,662 Jeronimo Martins SGPS SA 32,451
1,609 Kesko Oyj, Class B 28,179
1,000 Kobe Bussan Co., Ltd. 22,255
5,777 Koninklijke Ahold Delhaize NV 170,488
3,980 Kroger Co. (The) 198,721
839 Loblaw Cos., Ltd. 97,339
1,300 MatsukiyoCocokara & Co. 18,720
1,439 Metro, Inc. 79,729
13,200 Seven & i Holdings Co., Ltd. 160,789
3,025 Sysco Corp. 215,955
2,786 Target Corp. 412,439
40,777 Tesco plc 157,843
4,484 Walgreens Boots Alliance, Inc. 54,234
26,173 Walmart, Inc. 1,772,174
7,412 Woolworths Group, Ltd. 166,969
6,760,036
Containers & Packaging (0.2%):
8,627 Amcor plc 84,372
446 Avery Dennison Corp. 97,518
1,847 Ball Corp. 110,857
1,000 CCL Industries, Inc. 52,592
765 Crown Holdings, Inc. 56,908
2,127 International Paper Co. 91,780
562 Packaging Corp. of America 102,599
1,420 SIG Group AG 26,024
1,370 Smurfit Kappa Group plc 60,898
1,467 Westrock Co. 73,731
757,279
Distributors (0.1%):
91 D'ieteren Group 19,237
769 Genuine Parts Co. 106,368
1,795 LKQ Corp. 74,654
210 Pool Corp. 64,540
264,799
Diversified Consumer Services (0.0%
†
):
3,287 Pearson plc 41,015
Diversified REITs (0.1%):
11,976 GPT Group (The) 31,960
4,133 Land Securities Group plc 32,398
23,270 Mirvac Group 29,034
17 Nomura Real Estate Master Fund, Inc. 15,091
15,451 Stockland 42,983
1,190 WP Carey, Inc. 65,510
216,976
Diversified Telecommunication Services (0.9%):
41,747 AT&T, Inc. 797,785
113 BCE, Inc. 3,660
41,110 BT Group plc 72,969
2,916 Cellnex Telecom SA 94,623
19,389 Deutsche Telekom AG 487,679
937 Elisa Oyj 42,956
20,000 HKT Trust & HKT, Ltd. 22,430
2,027 Infrastrutture Wireless Italiane SpA 21,197

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified Telecommunication Services, continued
19,439 Koninklijke KPN NV $ 74,484
185,800 Nippon Telegraph & Telephone Corp. 175,630
11,027 Orange SA 110,404
717 Quebecor, Inc., Class B 15,133
50,700 Singapore Telecommunications, Ltd. 102,559
10,729 Spark New Zealand, Ltd. 27,179
158 Swisscom AG, Registered Shares 88,939
92,093 Telecom Italia SpA/Milano* 22,090
27,899 Telefonica SA^ 118,164
3,268 Telenor ASA 37,222
11,109 Telia Co. AB 29,764
22,435 Telstra Group, Ltd. 54,049
3,112 TELUS Corp. 47,116
24,942 Verizon Communications, Inc. 1,028,608
3,474,640
Electric Utilities (1.5%):
193 Acciona SA^ 22,890
1,338 Alliant Energy Corp. 68,104
3,103 American Electric Power Co., Inc. 272,257
165 BKW AG 26,319
4,300 Chubu Electric Power Co., Inc. 50,968
3,500 CK Infrastructure Holdings, Ltd. 19,761
10,000 CLP Holdings, Ltd. 80,870
1,835 Constellation Energy Corp. 367,495
4,575 Duke Energy Corp. 458,552
2,244 Edison International 161,142
15,813 EDP - Energias de Portugal SA 59,237
240 Elia Group SA/NV 22,469
1,880 Emera, Inc. 62,740
2,156 Endesa SA^ 40,478
49,144 Enel SpA 342,757
1,280 Entergy Corp. 136,960
1,333 Evergy, Inc. 70,609
2,007 Eversource Energy 113,817
6,021 Exelon Corp. 208,387
3,375 FirstEnergy Corp. 129,161
2,811 Fortis, Inc. 109,263
3,188 Fortum Oyj 46,508
1,632 Hydro One, Ltd. 47,544
34,493 Iberdrola SA 447,398
3,600 Kansai Electric Power Co., Inc. (The) 60,643
4,873 Mercury NZ, Ltd. 19,527
12,110 NextEra Energy, Inc. 857,509
1,274 NRG Energy, Inc. 99,194
9,164 Origin Energy, Ltd. 66,213
976 Orsted AS* 51,675
12,362 PG&E Corp. 215,841
6,500 Power Assets Holdings, Ltd. 34,992
4,075 PPL Corp. 112,674
1,850 Redeia Corp. SA^ 32,298
6,529 Southern Co. (The) 506,455
5,945 SSE plc* 134,065
7,914 Terna - Rete Elettrica Nazionale 61,156
9,900 Tokyo Electric Power Co. Holdings, Inc.* 52,997
453 Verbund AG 35,723
3,264 Xcel Energy, Inc. 174,330
5,880,978
Shares Value
Common Stocks, continued
Electrical Equipment (1.1%):
9,395 ABB, Ltd., Registered Shares $ 520,176
1,385 AMETEK, Inc. 230,893
2,342 Eaton Corp. plc 734,334
3,350 Emerson Electric Co. 369,036
700 Fuji Electric Co., Ltd. 40,072
1,670 GE Vernova, Inc.* 286,422
338 Hubbell, Inc. 123,532
1,579 Legrand SA 157,331
12,000 Mitsubishi Electric Corp. 191,854
2,600 NIDEC Corp. 117,532
1,722 Prysmian SpA 106,076
694 Rockwell Automation, Inc. 191,044
3,204 Schneider Electric SE 764,380
2,673 Siemens Energy AG* 69,568
2,087 Vertiv Holdings Co., Class A 180,671
5,803 Vestas Wind Systems A/S* 133,941
4,216,862
Electronic Equipment, Instruments & Components (0.8%):
7,140 Amphenol Corp., Class A 481,022
818 CDW Corp. 183,101
4,655 Corning, Inc. 180,847
2,146 Halma plc 73,049
900 Hamamatsu Photonics KK 24,278
13,015 Hexagon AB, Class B 146,157
600 Ibiden Co., Ltd. 24,600
769 Jabil, Inc. 83,660
1,100 Keyence Corp. 485,353
1,029 Keysight Technologies, Inc.* 140,716
8,400 Kyocera Corp. 96,594
10,500 Murata Manufacturing Co., Ltd. 217,974
1,300 Omron Corp. 44,876
1,400 Shimadzu Corp. 35,157
2,400 TDK Corp. 146,683
1,822 TE Connectivity, Ltd. 274,083
273 Teledyne Technologies, Inc.* 105,919
1,612 Trimble, Inc.* 90,143
1,200 Yokogawa Electric Corp. 29,175
282 Zebra Technologies Corp.* 87,118
2,950,505
Energy Equipment & Services (0.2%):
5,648 Baker Hughes Co. 198,640
5,550 Halliburton Co. 187,479
8,384 Schlumberger NV 395,557
3,045 Tenaris SA 46,647
828,323
Entertainment (1.1%):
5,483 Bollore SE 32,081
2,400 Capcom Co., Ltd. 45,398
1,500 Electronic Arts, Inc. 208,995
500 Konami Group Corp. 36,254
1,123 Liberty Media Corp.-Liberty Formula One* 80,676
868 Live Nation Entertainment, Inc.* 81,366
2,561 Netflix, Inc.* 1,728,368
2,500 Nexon Co., Ltd. 46,436
5,900 Nintendo Co., Ltd. 315,282
2,750 ROBLOX Corp., Class A* 102,328
702 Roku, Inc.* 42,071

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Entertainment, continued
2,319 Sea, Ltd., ADR* $ 165,623
958 Take-Two Interactive Software, Inc.* 148,959
600 Toho Co., Ltd. 17,568
4,901 Universal Music Group NV 145,262
10,836 Walt Disney Co. (The) 1,075,906
13,820 Warner Bros Discovery, Inc.* 102,821
4,375,394
Financial Services (2.7%):
135 Adyen NV* 160,932
2,415 Apollo Global Management, Inc. 285,139
7,737 Berkshire Hathaway, Inc., Class B* 3,147,412
3,219 Block, Inc.* 207,593
1,482 Edenred SE 62,523
2,167 Equitable Holdings, Inc. 88,544
158 Eurazeo SE 12,643
541 EXOR NV 56,376
3,502 Fidelity National Information Services, Inc. 263,911
3,437 Fiserv, Inc.* 512,250
1,463 Global Payments, Inc. 141,472
576 Groupe Bruxelles Lambert NV 40,973
885 Industrivarden AB, Class A 30,025
840 Industrivarden AB, Class C 28,438
9,978 Investor AB, Class B 274,028
426 Jack Henry & Associates, Inc. 70,724
418 L E Lundbergforetagen AB, Class B 20,593
15,826 M&G plc 40,834
4,904 Mastercard, Inc., Class A 2,163,449
4,100 Mitsubishi HC Capital, Inc. 27,138
4,062 Nexi SpA* 24,753
6,500 ORIX Corp. 144,223
5,900 PayPal Holdings, Inc.* 342,377
142 Sofina SA 32,399
1,929 Toast, Inc., Class A* 49,710
9,313 Visa, Inc., Class A 2,444,383
985 Washington H Soul Pattinson & Co., Ltd. 21,549
4,104 Wise plc, Class A* 35,299
10,729,690
Food Products (1.2%):
2,800 Ajinomoto Co., Inc. 98,569
3,128 Archer-Daniels-Midland Co. 189,088
1,870 Associated British Foods plc 58,183
23 Barry Callebaut AG, Registered Shares 37,489
822 Bunge Global SA 87,765
954 Campbell Soup Co. 43,111
5 Chocoladefabriken Lindt & Spruengli AG, Class PC 58,404
3,086 Conagra Brands, Inc. 87,704
3,970 Danone SA 242,256
3,310 General Mills, Inc. 209,391
929 Hershey Co. (The) 170,778
1,634 Hormel Foods Corp. 49,821
476 JDE Peet's NV 9,475
678 JM Smucker Co. (The) 73,929
1,607 Kellanova 92,692
1,071 Kerry Group plc, Class A 86,664
4,500 Kikkoman Corp. 52,349
5,018 Kraft Heinz Co. (The) 161,680
883 Lamb Weston Holdings, Inc. 74,243
1,457 McCormick & Co., Inc. 103,360
Shares Value
Common Stocks, continued
Food Products, continued
1,600 MEIJI Holdings Co., Ltd. $ 34,502
7,928 Mondelez International, Inc., Class A 518,808
3,271 Mowi ASA 54,340
15,876 Nestle SA, Registered Shares 1,620,853
900 Nissin Foods Holdings Co., Ltd. 22,836
5,748 Orkla ASA 46,566
461 Salmar ASA 24,199
1,273 Saputo, Inc. 28,589
1,811 Tyson Foods, Inc., Class A 103,480
41,033 WH Group, Ltd. 26,997
10,600 Wilmar International, Ltd. 24,169
1,800 Yakult Honsha Co., Ltd. 32,191
4,524,481
Gas Utilities (0.1%):
1,573 AltaGas, Ltd. 35,544
8,525 APA Group* 45,282
960 Atmos Energy Corp. 111,984
56,117 Hong Kong & China Gas Co., Ltd. 42,669
2,200 Osaka Gas Co., Ltd. 48,577
10,274 Snam SpA 45,361
2,500 Tokyo Gas Co., Ltd. 53,345
382,762
Ground Transportation (1.0%):
11,052 Aurizon Holdings, Ltd. 26,823
3,269 Canadian National Railway Co. 386,334
5,561 Canadian Pacific Kansas City, Ltd. 438,001
4,500 Central Japan Railway Co. 97,151
11,327 CSX Corp. 378,888
5,700 East Japan Railway Co. 94,542
8,772 Grab Holdings, Ltd.* 31,141
1,400 Hankyu Hanshin Holdings, Inc. 37,184
423 JB Hunt Transport Services, Inc. 67,680
900 Keisei Electric Railway Co., Ltd. 29,013
1,000 Kintetsu Group Holdings Co., Ltd. 21,769
1,052 Knight-Swift Transportation Holdings, Inc. 52,516
10,500 MTR Corp., Ltd.* 33,126
1,320 Norfolk Southern Corp. 283,391
1,178 Old Dominion Freight Line, Inc. 208,035
527 TFI International, Inc. 76,528
2,900 Tokyu Corp. 31,936
10,939 Uber Technologies, Inc.* 795,047
612 U-Haul Holding Co. 36,732
3,626 Union Pacific Corp. 820,419
3,000 West Japan Railway Co. 55,923
4,002,179
Health Care Equipment & Supplies (2.1%):
10,199 Abbott Laboratories 1,059,778
2,970 Alcon, Inc. 264,288
429 Align Technology, Inc.* 103,573
3,137 Baxter International, Inc. 104,933
1,664 Becton Dickinson & Co. 388,893
245 BioMerieux 23,176
8,763 Boston Scientific Corp.* 674,839
157 Carl Zeiss Meditec AG, Class BR 11,038
364 Cochlear, Ltd. 80,358
764 Coloplast A/S, Class B 91,769
1,164 Cooper Cos., Inc. (The)* 101,617

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
522 Demant A/S* $ 22,565
2,198 Dexcom, Inc.* 249,209
55 DiaSorin SpA 5,464
3,427 Edwards Lifesciences Corp.* 316,552
1,771 EssilorLuxottica SA* 379,947
3,102 Fisher & Paykel Healthcare Corp., Ltd. 56,810
2,490 GE HealthCare Technologies, Inc. 194,021
1,920 Getinge AB, B Shares 32,612
1,511 Hologic, Inc.* 112,192
2,000 Hoya Corp. 234,044
496 IDEXX Laboratories, Inc.* 241,651
394 Insulet Corp.* 79,509
2,103 Intuitive Surgical, Inc.* 935,520
4,465 Koninklijke Philips NV* 112,262
7,795 Medtronic plc 613,544
7,300 Olympus Corp. 117,456
854 ResMed, Inc. 163,473
1,749 Siemens Healthineers AG 100,738
5,148 Smith & Nephew plc 63,634
322 Sonova Holding AG 99,086
606 STERIS plc 133,041
732 Straumann Holding AG, Class R 90,124
2,007 Stryker Corp. 682,882
3,300 Sysmex Corp. 53,026
274 Teleflex, Inc. 57,630
8,400 Terumo Corp. 139,476
1,192 Zimmer Biomet Holdings, Inc. 129,368
8,320,098
Health Care Providers & Services (1.8%):
845 Amplifon SpA 29,970
845 Amplifon SpA* —
1,353 Cardinal Health, Inc. 133,027
1,023 Cencora, Inc. 230,482
3,092 Centene Corp.* 205,000
1,693 Cigna Group (The) 559,655
7,450 CVS Health Corp. 439,997
278 DaVita, Inc.* 38,522
1,382 Elevance Health, Inc. 748,850
1,484 Fresenius Medical Care AG 56,744
2,714 Fresenius SE & Co. KGaA* 81,052
1,160 HCA Healthcare, Inc. 372,685
731 Henry Schein, Inc.* 46,857
727 Humana, Inc. 271,644
453 Labcorp Holdings, Inc. 92,190
761 McKesson Corp. 444,454
332 Molina Healthcare, Inc.* 98,704
617 Quest Diagnostics, Inc. 84,455
1,328 Ramsay Health Care, Ltd.* 41,763
838 Solventum Corp.* 44,313
2,275 Sonic Healthcare, Ltd. 39,709
5,430 UnitedHealth Group, Inc. 2,765,282
372 Universal Health Services, Inc., Class B 68,794
6,894,149
Health Care REITs (0.1%):
3,203 Healthpeak Properties, Inc. 62,779
2,556 Ventas, Inc. 131,020
Shares Value
Common Stocks, continued
Health Care REITs, continued
3,372 Welltower, Inc. $ 351,531
545,330
Health Care Technology (0.0%
†
):
3,600 M3, Inc. 34,573
869 Veeva Systems, Inc., Class A* 159,036
193,609
Hotel & Resort REITs (0.0%
†
):
4,256 Host Hotels & Resorts, Inc. 76,523
Hotels, Restaurants & Leisure (1.8%):
1,023 Accor SA 42,172
2,564 Airbnb, Inc., Class A* 388,779
2,567 Amadeus IT Group SA 170,799
3,286 Aristocrat Leisure, Ltd. 108,616
201 Booking Holdings, Inc. 796,261
1,314 Caesars Entertainment, Inc.* 52,218
5,549 Carnival Corp.* 103,877
8,050 Chipotle Mexican Grill, Inc.* 504,332
10,222 Compass Group plc 278,261
761 Darden Restaurants, Inc. 115,155
1,331 Delivery Hero SE* 31,511
211 Domino's Pizza, Inc. 108,946
1,608 DoorDash, Inc., Class A* 174,918
2,435 DraftKings, Inc.* 92,944
4,276 Entain plc 33,849
1,060 Evolution AB 110,507
823 Expedia Group, Inc.* 103,690
1,039 Flutter Entertainment plc* 188,577
13,000 Galaxy Entertainment Group, Ltd. 60,556
53,300 Genting Singapore, Ltd. 33,931
1,454 Hilton Worldwide Holdings, Inc. 317,263
281 Hyatt Hotels Corp., Class A 42,690
1,055 InterContinental Hotels Group plc 110,592
397 La Francaise des Jeux SAEM 13,476
2,239 Las Vegas Sands Corp. 99,076
14,501 Lottery Corp., Ltd. (The) 48,832
1,470 Marriott International, Inc., Class A 355,402
4,260 McDonald's Corp. 1,085,618
400 McDonald's Holdings Co. Japan, Ltd. 15,768
1,525 MGM Resorts International* 67,771
6,300 Oriental Land Co., Ltd. 175,745
1,872 Restaurant Brands International, Inc. 131,733
1,429 Royal Caribbean Cruises, Ltd.* 227,825
15,600 Sands China, Ltd.* 32,501
597 Sodexo SA 53,789
6,770 Starbucks Corp. 527,045
1,279 Whitbread plc 47,870
551 Wynn Resorts, Ltd. 49,314
1,631 Yum! Brands, Inc. 216,042
7,118,251
Household Durables (0.5%):
6,179 Barratt Developments plc 36,658
658 Berkeley Group Holdings plc 37,975
1,756 D.R. Horton, Inc. 247,473
905 Garmin, Ltd. 147,442
1,406 Lennar Corp., Class A 210,717
19 NVR, Inc.* 144,183

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Household Durables, continued
13,600 Panasonic Holdings Corp. $ 111,751
2,260 Persimmon plc 38,408
1,267 PulteGroup, Inc. 139,497
95 SEB SA 9,685
2,100 Sekisui Chemical Co., Ltd. 29,156
3,500 Sekisui House, Ltd. 77,763
7,500 Sony Group Corp. 637,369
19,704 Taylor Wimpey plc 35,204
1,903,281
Household Products (0.9%):
1,358 Church & Dwight Co., Inc. 140,797
748 Clorox Co. (The) 102,080
4,683 Colgate-Palmolive Co. 454,438
3,373 Essity AB, Class B 86,258
659 Henkel AG & Co. KGaA 51,853
2,036 Kimberly-Clark Corp. 281,375
13,837 Procter & Gamble Co. (The) 2,281,998
4,167 Reckitt Benckiser Group plc 224,834
2,400 Unicharm Corp. 76,902
3,700,535
Independent Power and Renewable Electricity Producers
(0.1%):
3,715 AES Corp. (The) 65,272
787 Brookfield Renewable Corp., Class A 22,300
2,038 EDP Renovaveis SA*^ 28,474
7,411 Meridian Energy, Ltd. 28,387
2,059 Northland Power, Inc.^ 35,403
3,871 RWE AG 132,410
1,985 Vistra Corp. 170,670
482,916
Industrial Conglomerates (1.0%):
3,352 3M Co. 342,541
17,500 CK Hutchison Holdings, Ltd. 83,770
654 DCC plc 45,834
6,448 General Electric Co. 1,025,038
100 Hikari Tsushin, Inc. 18,589
27,000 Hitachi, Ltd. 608,695
3,871 Honeywell International, Inc. 826,613
1,007 Investment AB Latour, Class B 27,302
1,100 Jardine Matheson Holdings, Ltd.* 38,878
7,700 Keppel, Ltd. 36,654
1,031 Lifco AB, Class B 28,397
4,465 Siemens AG, Registered Shares 830,326
1,653 Smiths Group plc 35,652
3,948,289
Industrial REITs (0.3%):
19,644 CapitaLand Ascendas REIT 37,069
10,033 Goodman Group 231,155
20 Nippon Prologis REIT, Inc. 31,179
5,425 Prologis, Inc. 609,282
7,464 Segro plc* 84,807
1,164 Warehouses De Pauw CVA* 31,428
1,024,920
Insurance (3.0%):
1,729 Admiral Group plc 57,162
Shares Value
Common Stocks, continued
Insurance, continued
8,853 Aegon, Ltd. $ 54,650
3,218 Aflac, Inc. 287,400
1,180 Ageas SA/NV^ 53,902
68,200 AIA Group, Ltd. 462,476
2,329 Allianz SE, Registered Shares
+
647,010
1,611 Allstate Corp. (The) 257,212
355 American Financial Group, Inc. 43,672
3,871 American International Group, Inc. 287,383
1,148 Aon plc, Class A 337,030
2,247 Arch Capital Group, Ltd.* 226,700
1,288 Arthur J. Gallagher & Co. 333,991
1,112 ASR Nederland NV 52,973
291 Assurant, Inc. 48,379
16,693 Aviva plc 100,654
10,879 AXA SA 358,167
296 Baloise Holding AG, Registered Shares 52,117
1,338 Brown & Brown, Inc. 119,631
2,381 Chubb, Ltd. 607,345
1,005 Cincinnati Financial Corp. 118,691
5,600 Dai-ichi Life Holdings, Inc. 150,369
141 Erie Indemnity Co., Class A 51,098
281 Everest Group, Ltd. 107,067
117 Fairfax Financial Holdings, Ltd. 133,117
1,514 Fidelity National Financial, Inc. 74,822
6,145 Generali 152,802
673 Gjensidige Forsikring ASA 12,030
1,806 Great-West Lifeco, Inc. 52,692
358 Hannover Rueck SE 90,707
1,668 Hartford Financial Services Group, Inc. (The) 167,701
679 iA Financial Corp., Inc. 42,644
16,630 Insurance Australia Group, Ltd. 79,139
1,014 Intact Financial Corp. 169,020
13,100 Japan Post Holdings Co., Ltd. 130,218
600 Japan Post Insurance Co., Ltd. 11,681
35,326 Legal & General Group plc 100,918
1,019 Loews Corp. 76,160
10,487 Manulife Financial Corp. 279,290
77 Markel Group, Inc.* 121,326
2,862 Marsh & McLennan Cos., Inc. 603,081
17,323 Medibank Pvt, Ltd. 43,058
3,499 MetLife, Inc. 245,595
7,800 MS&AD Insurance Group Holdings, Inc. 174,251
811 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Class R 405,472
1,547 NN Group NV* 71,948
3,380 Phoenix Group Holdings plc 22,175
2,955 Poste Italiane SpA^ 37,738
3,531 Power Corp. of Canada^ 98,142
1,375 Principal Financial Group, Inc. 107,869
3,454 Progressive Corp. (The) 717,430
2,167 Prudential Financial, Inc. 253,951
16,697 Prudential plc 151,450
8,713 QBE Insurance Group, Ltd.* 101,014
2,747 Sampo Oyj, A Shares 117,915
5,400 Sompo Holdings, Inc. 115,397
3,356 Sun Life Financial, Inc. 164,574
7,083 Suncorp Group, Ltd.* 82,180
182 Swiss Life Holding AG 133,949
1,730 Swiss Re AG 214,981

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
3,200 T&D Holdings, Inc. $ 56,099
10,400 Tokio Marine Holdings, Inc. 390,419
1,352 Travelers Cos., Inc. (The) 274,916
2,488 Tryg A/S 54,362
1,270 W R Berkley Corp. 99,797
623 Willis Towers Watson plc 163,313
855 Zurich Insurance Group AG 454,945
11,865,367
Interactive Media & Services (4.8%):
34,702 Alphabet, Inc., Class A 6,320,969
30,056 Alphabet, Inc., Class C 5,512,871
4,250 Auto Trader Group plc 42,832
2,390 CAR Group, Ltd.* 55,941
19,800 LY Corp. 47,706
1,762 Match Group, Inc.* 53,530
12,903 Meta Platforms, Inc., Class A 6,505,951
3,329 Pinterest, Inc., Class A* 146,709
296 REA Group, Ltd. 38,602
483 Scout24 SE 36,823
2,004 SEEK, Ltd. 28,394
6,600 Snap, Inc., Class A* 109,626
18,899,954
IT Services (1.2%):
3,692 Accenture plc, Class A 1,120,190
866 Akamai Technologies, Inc.* 78,009
589 Bechtle AG 27,713
954 Capgemini SE 188,934
1,202 CGI, Inc.* 119,989
1,686 Cloudflare, Inc., Class A* 139,651
2,828 Cognizant Technology Solutions Corp., Class A 192,304
352 EPAM Systems, Inc.* 66,215
11,000 Fujitsu, Ltd. 172,852
439 Gartner, Inc.* 197,137
771 GoDaddy, Inc., Class A* 107,716
5,387 International Business Machines Corp. 931,682
417 MongoDB, Inc.* 104,233
1,400 NEC Corp. 114,493
2,520 Nomura Research Institute, Ltd. 71,150
3,400 NTT Data Group Corp. 50,219
200 Obic Co., Ltd. 25,831
958 Okta, Inc.* 89,678
1,000 Otsuka Corp. 19,285
900 SCSK Corp. 17,933
7,197 Shopify, Inc., Class A* 475,679
1,688 Snowflake, Inc., Class A* 228,032
1,600 TIS, Inc. 30,950
1,063 Twilio, Inc., Class A* 60,389
498 VeriSign, Inc.* 88,544
301 Wix.com, Ltd.* 47,880
4,766,688
Leisure Products (0.0%
†
):
3,200 Bandai Namco Holdings, Inc. 62,774
298 BRP, Inc. 19,095
400 Shimano, Inc. 61,987
143,856
Shares Value
Common Stocks, continued
Life Sciences Tools & Services (1.0%):
1,753 Agilent Technologies, Inc. $ 227,241
4,273 Avantor, Inc.* 90,588
260 Bachem Holding AG 23,901
108 Bio-Rad Laboratories, Inc., Class A* 29,496
972 Bio-Techne Corp. 69,644
306 Charles River Laboratories International, Inc.* 63,213
4,175 Danaher Corp. 1,043,124
702 Eurofins Scientific SE 34,896
909 Illumina, Inc.* 94,881
1,026 IQVIA Holdings, Inc.* 216,937
460 Lonza Group AG, Registered Shares 250,031
123 Mettler-Toledo International, Inc.* 171,904
1,162 QIAGEN NV* 47,971
295 Repligen Corp.* 37,188
700 Revvity, Inc. 73,402
206 Sartorius Stedim Biotech 33,654
2,231 Thermo Fisher Scientific, Inc. 1,233,743
380 Waters Corp.* 110,246
442 West Pharmaceutical Services, Inc. 145,590
3,997,650
Machinery (1.9%):
1,646 Alfa Laval AB 71,801
2,150 Alstom SA*^ 36,078
15,231 Atlas Copco AB, Class A 287,167
9,677 Atlas Copco AB, Class B 156,792
2,920 Caterpillar, Inc. 972,652
4,485 CNH Industrial NV 45,020
821 Cummins, Inc. 227,360
2,100 Daifuku Co., Ltd. 39,541
3,171 Daimler Truck Holding AG 126,139
1,553 Deere & Co. 580,247
786 Dover Corp. 141,834
4,031 Epiroc AB, Class A 80,416
2,340 Epiroc AB, Class B 42,730
5,600 FANUC Corp. 153,720
2,124 Fortive Corp. 157,388
952 GEA Group AG 39,579
1,041 Graco, Inc. 82,531
800 Hitachi Construction Machinery Co., Ltd. 21,559
600 Hoshizaki Corp. 19,088
2,525 Husqvarna AB, B Shares 20,199
399 IDEX Corp. 80,279
1,773 Illinois Tool Works, Inc. 420,130
1,318 Indutrade AB 33,589
2,471 Ingersoll Rand, Inc. 224,466
395 Knorr-Bremse AG 30,160
5,600 Komatsu, Ltd. 162,991
1,984 Kone Oyj, Class B 98,019
5,700 Kubota Corp. 80,098
1,500 Makita Corp. 40,968
3,536 Metso Oyj 37,503
2,300 MINEBEA MITSUMI, Inc. 47,439
19,000 Mitsubishi Heavy Industries, Ltd. 204,897
329 Nordson Corp. 76,308
2,382 Otis Worldwide Corp. 229,291
3,097 PACCAR, Inc. 318,805
769 Parker-Hannifin Corp. 388,968
930 Pentair plc 71,303
32 Rational AG 26,670

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
6,342 Sandvik AB $ 127,538
275 Schindler Holding AG 68,917
110 Schindler Holding AG, Registered Shares 27,413
2,448 SKF AB, B Shares 48,867
300 SMC Corp. 143,251
319 Snap-on, Inc. 83,383
405 Spirax Group plc 43,442
920 Stanley Black & Decker, Inc. 73,499
9,000 Techtronic Industries Co., Ltd. 102,772
600 Toro Co. (The) 56,106
800 Toyota Industries Corp. 67,733
1,285 Trelleborg AB, Class B 49,806
179 VAT Group AG 100,768
863 Volvo AB, Class A 22,578
9,308 Volvo AB, Class B 238,885
2,720 Wartsila OYJ Abp 52,335
1,048 Westinghouse Air Brake Technologies Corp. 165,636
1,379 Xylem, Inc. 187,034
1,600 Yaskawa Electric Corp. 57,936
7,591,624
Marine Transportation (0.1%):
20 AP Moller - Maersk A/S, Class A 33,903
24 AP Moller - Maersk A/S, Class B 41,667
2,400 Kawasaki Kisen Kaisha, Ltd. 35,009
272 Kuehne + Nagel International AG, Class R 78,263
2,100 Mitsui OSK Lines, Ltd. 63,023
3,000 Nippon Yusen KK 87,213
4,000 SITC International Holdings Co., Ltd. 10,834
349,912
Media (0.5%):
545 Charter Communications, Inc., Class A* 162,933
23,287 Comcast Corp., Class A 911,919
1,300 Dentsu Group, Inc.^ 32,812
1,152 Fox Corp., Class A 39,594
968 Fox Corp., Class B 30,995
8,843 Informa plc 95,722
2,288 Interpublic Group of Cos., Inc. (The) 66,558
2,491 News Corp., Class A 68,677
1,148 Omnicom Group, Inc. 102,976
3,327 Paramount Global, Class B 34,568
1,262 Publicis Groupe SA 133,745
2,667 Trade Desk, Inc. (The), Class A* 260,486
3,675 Vivendi SE 38,501
5,465 WPP plc 50,091
2,029,577
Metals & Mining (1.3%):
3,021 Agnico Eagle Mines, Ltd. 197,616
7,231 Anglo American plc 227,412
2,646 Antofagasta plc 70,153
2,946 ArcelorMittal SA 67,154
10,401 Barrick Gold Corp. 173,515
29,730 BHP Group, Ltd. 851,400
2,969 BlueScope Steel, Ltd. 40,424
1,507 Boliden AB 48,024
3,016 Cleveland-Cliffs, Inc.* 46,416
4,279 First Quantum Minerals, Ltd. 56,213
9,881 Fortescue, Ltd. 141,118
Shares Value
Common Stocks, continued
Metals & Mining, continued
1,109 Franco-Nevada Corp. $ 131,501
8,392 Freeport-McMoRan, Inc. 407,851
62,370 Glencore plc 355,565
4,254 Ivanhoe Mines, Ltd.* 54,889
3,100 JFE Holdings, Inc. 44,711
7,700 Kinross Gold Corp. 64,115
4,089 Lundin Mining Corp. 45,526
958 Mineral Resources, Ltd.* 34,202
6,817 Newmont Corp. 285,428
5,300 Nippon Steel Corp. 111,681
6,687 Norsk Hydro ASA 41,641
8,015 Northern Star Resources, Ltd.* 68,854
1,468 Nucor Corp. 232,061
1,988 Pan American Silver Corp. 39,516
18,950 Pilbara Minerals, Ltd.^ 38,786
322 Reliance, Inc. 91,963
6,733 Rio Tinto plc 443,135
2,164 Rio Tinto, Ltd. 171,681
23,062 South32, Ltd. 56,263
833 Steel Dynamics, Inc. 107,873
1,800 Sumitomo Metal Mining Co., Ltd. 55,590
2,582 Teck Resources, Ltd., Class B 123,749
573 voestalpine AG 15,424
2,771 Wheaton Precious Metals Corp. 145,306
5,086,756
Mortgage Real Estate Investment Trusts (REITs) (0.0%
†
):
3,240 Annaly Capital Management, Inc. 61,754
Multi-Utilities (0.6%):
1,565 Ameren Corp. 111,287
993 Canadian Utilities, Ltd., Class A* 21,451
3,884 CenterPoint Energy, Inc. 120,326
31,540 Centrica plc 53,619
1,619 CMS Energy Corp. 96,379
1,988 Consolidated Edison, Inc. 177,767
4,976 Dominion Energy, Inc. 243,824
1,228 DTE Energy Co. 136,320
13,584 E.ON SE 177,998
10,948 Engie SA 155,910
28,107 National Grid plc* 313,387
2,789 NiSource, Inc. 80,351
3,053 Public Service Enterprise Group, Inc. 225,006
3,843 Sempra 292,299
3,985 Veolia Environnement SA 119,631
1,964 WEC Energy Group, Inc. 154,096
2,479,651
Office REITs (0.1%):
914 Alexandria Real Estate Equities, Inc. 106,911
861 BXP, Inc. 53,003
316 Covivio SA* 15,073
6,489 Dexus 28,047
236 Gecina SA 21,788
7 Japan Real Estate Investment Corp. 22,105
10 Nippon Building Fund, Inc. 35,003
281,930
Oil, Gas & Consumable Fuels (4.0%):
1,797 Aker BP ASA 45,816

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
13
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
1,369 Ampol, Ltd. $ 29,446
1,657 APA Corp. 48,782
3,848 ARC Resources, Ltd.^ 68,667
100,710 BP plc 606,732
2,490 Cameco Corp. 122,525
12,485 Canadian Natural Resources, Ltd. 444,765
8,812 Cenovus Energy, Inc. 173,225
1,352 Cheniere Energy, Inc. 236,370
767 Chesapeake Energy Corp. 63,040
10,343 Chevron Corp. 1,617,852
7,016 ConocoPhillips 802,490
4,369 Coterra Energy, Inc. 116,521
3,841 Devon Energy Corp. 182,063
1,036 Diamondback Energy, Inc. 207,397
12,609 Enbridge, Inc. 448,629
17,150 ENEOS Holdings, Inc. 88,459
13,351 Eni SpA 205,579
3,453 EOG Resources, Inc. 434,629
2,174 EQT Corp. 80,395
5,182 Equinor ASA 148,119
26,416 Exxon Mobil Corp. 3,041,010
3,214 Galp Energia SGPS SA 67,893
1,636 Hess Corp. 241,343
891 HF Sinclair Corp. 47,526
4,610 Idemitsu Kosan Co., Ltd. 29,946
1,025 Imperial Oil, Ltd. 69,897
6,200 Inpex Corp. 91,567
1,180 Keyera Corp. 32,685
11,553 Kinder Morgan, Inc. 229,558
3,361 Marathon Oil Corp. 96,360
2,150 Marathon Petroleum Corp. 372,982
2,999 Neste Oyj 53,177
3,968 Occidental Petroleum Corp. 250,103
981 OMV AG 42,659
3,464 ONEOK, Inc. 282,489
1,492 Ovintiv, Inc. 69,930
697 Parkland Corp.^ 19,541
3,603 Pembina Pipeline Corp. 133,700
2,481 Phillips 66 350,243
7,492 Repsol SA^ 118,073
20,801 Santos, Ltd. 105,978
38,025 Shell plc* 1,366,308
7,726 Suncor Energy, Inc. 294,547
1,228 Targa Resources Corp. 158,142
5,871 TC Energy Corp.^ 222,582
111 Texas Pacific Land Corp. 81,504
12,670 TotalEnergies SE 844,326
1,864 Tourmaline Oil Corp. 84,554
2,001 Valero Energy Corp. 313,677
7,236 Williams Cos., Inc. (The) 307,530
11,143 Woodside Energy Group, Ltd. 210,064
15,801,395
Paper & Forest Products (0.1%):
734 Holmen AB, B Shares 28,928
2,152 Mondi plc 41,332
2,811 Stora Enso Oyj, Class R 38,434
4,358 Svenska Cellulosa AB SCA, Class B 64,477
3,253 UPM-Kymmene Oyj 113,407
Shares Value
Common Stocks, continued
Paper & Forest Products, continued
391 West Fraser Timber Co., Ltd.^ $ 30,033
316,611
Passenger Airlines (0.1%):
990 Air Canada* 12,955
1,000 ANA Holdings, Inc. 18,459
962 Delta Air Lines, Inc. 45,637
4,680 Deutsche Lufthansa AG, Registered Shares 28,616
1,000 Japan Airlines Co., Ltd. 15,777
5,489 Qantas Airways, Ltd.* 21,351
8,850 Singapore Airlines, Ltd. 44,938
710 Southwest Airlines Co. 20,313
208,046
Personal Care Products (0.6%):
583 Beiersdorf AG 85,166
1,339 Estee Lauder Cos., Inc. (The) 142,469
34,483 Haleon plc 140,355
2,900 Kao Corp. 117,847
10,540 Kenvue, Inc. 191,617
1,412 L'Oreal SA 620,790
2,100 Shiseido Co., Ltd. 59,772
14,753 Unilever plc 812,139
2,170,155
Pharmaceuticals (5.1%):
11,300 Astellas Pharma, Inc. 111,770
9,111 AstraZeneca plc 1,420,148
5,513 Bayer AG, Registered Shares 155,880
11,891 Bristol-Myers Squibb Co. 493,833
997 Catalent, Inc.* 56,061
4,000 Chugai Pharmaceutical Co., Ltd. 142,805
10,900 Daiichi Sankyo Co., Ltd. 380,824
1,700 Eisai Co., Ltd. 69,811
4,756 Eli Lilly & Co. 4,305,987
24,528 GSK plc 472,653
1,106 Hikma Pharmaceuticals plc 26,354
283 Ipsen SA 34,634
14,171 Johnson & Johnson 2,071,233
1,400 Kyowa Kirin Co., Ltd. 23,938
14,847 Merck & Co., Inc. 1,838,059
757 Merck KGaA 125,421
11,575 Novartis AG, Registered Shares 1,240,264
19,169 Novo Nordisk A/S, Class B 2,738,882
2,500 Ono Pharmaceutical Co., Ltd. 34,141
612 Orion Oyj, Class B 26,117
2,400 Otsuka Holdings Co., Ltd. 101,217
33,253 Pfizer, Inc. 930,419
582 Recordati Industria Chimica e Farmaceutica SpA 30,429
4,146 Roche Holding AG 1,150,767
187 Roche Holding AG, Class BR 57,051
2,369 Royalty Pharma plc, Class A 62,471
2,248 Sandoz Group AG 81,347
6,737 Sanofi SA 647,479
1,600 Shionogi & Co., Ltd. 62,589
9,650 Takeda Pharmaceutical Co., Ltd. 250,339
7,029 Teva Pharmaceutical Industries, Ltd., ADR* 114,221
733 UCB SA 108,614
7,608 Viatris, Inc. 80,873

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
14
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Pharmaceuticals, continued
2,660 Zoetis, Inc. $ 461,138
19,907,769
Professional Services (1.0%):
981 Adecco Group AG 32,597
2,410 Automatic Data Processing, Inc. 575,243
814 Booz Allen Hamilton Holding Corp. 125,275
694 Broadridge Financial Solutions, Inc. 136,718
1,956 Bureau Veritas SA 53,982
2,835 Computershare, Ltd. 49,786
1,003 Dayforce, Inc.* 49,749
755 Equifax, Inc. 183,057
5,216 Experian plc 241,848
886 Intertek Group plc 53,716
725 Jacobs Solutions, Inc. 101,290
798 Leidos Holdings, Inc. 116,412
1,929 Paychex, Inc. 228,702
353 Paycom Software, Inc. 50,493
310 Paylocity Holding Corp.* 40,873
647 Randstad NV 29,296
8,400 Recruit Holdings Co., Ltd. 452,134
11,165 RELX plc 511,736
961 SGS SA, Registered Shares* 85,510
1,465 SS&C Technologies Holdings, Inc. 91,812
227 Teleperformance SE 23,807
926 Thomson Reuters Corp. 156,111
1,266 TransUnion 93,887
805 Verisk Analytics, Inc. 216,988
1,433 Wolters Kluwer NV 236,858
3,937,880
Real Estate Management & Development (0.4%):
116 Azrieli Group, Ltd. 6,797
17,300 CapitaLand Investment, Ltd. 33,918
1,860 CBRE Group, Inc., Class A* 165,745
8,500 CK Asset Holdings, Ltd. 31,820
2,510 CoStar Group, Inc.* 186,091
300 Daito Trust Construction Co., Ltd. 30,962
3,500 Daiwa House Industry Co., Ltd. 88,913
3,858 Fastighets AB Balder, B Shares* 26,539
257 FirstService Corp., Class WI 39,116
6,324 Henderson Land Development Co., Ltd. 16,913
6,600 Hongkong Land Holdings, Ltd. 21,319
2,400 Hulic Co., Ltd.^ 21,305
403 LEG Immobilien SE* 32,903
6,500 Mitsubishi Estate Co., Ltd. 102,407
16,500 Mitsui Fudosan Co., Ltd. 151,789
1,000 Nomura Real Estate Holdings, Inc. 25,148
1,352 Sagax AB, Class B 34,704
24,117 Sino Land Co., Ltd.* 24,860
1,600 Sumitomo Realty & Development Co., Ltd. 47,261
9,500 Sun Hung Kai Properties, Ltd. 82,137
2,000 Swire Pacific, Ltd., Class A 17,678
9,200 Swire Properties, Ltd. 14,650
498 Swiss Prime Site AG, Registered Shares 47,132
4,099 Vonovia SE* 116,330
11,000 Wharf Real Estate Investment Co., Ltd. 29,072
1,012 Zillow Group, Inc., Class C* 46,947
1,442,456
Shares Value
Common Stocks, continued
Residential REITs (0.3%):
1,914 American Homes 4 Rent, Class A $ 71,124
865 AvalonBay Communities, Inc. 178,960
556 Camden Property Trust 60,665
272 Canadian Apartment Properties REIT^ 8,839
1,106 Equity LifeStyle Properties, Inc. 72,034
2,092 Equity Residential 145,059
353 Essex Property Trust, Inc. 96,087
3,865 Invitation Homes, Inc. 138,715
645 Mid-America Apartment Communities, Inc. 91,983
705 Sun Communities, Inc. 84,840
1,736 UDR, Inc. 71,436
1,019,742
Retail REITs (0.3%):
30,906 CapitaLand Integrated Commercial Trust 44,972
3,984 Kimco Realty Corp. 77,529
1,137 Klepierre SA 30,462
17,300 Link REIT*^ 67,210
4,991 Realty Income Corp. 263,625
1,170 Regency Centers Corp. 72,774
460 RioCan Real Estate Investment Trust^ 5,653
27,559 Scentre Group 57,363
1,947 Simon Property Group, Inc. 295,554
812 Unibail-Rodamco-Westfield 64,095
24,703 Vicinity, Ltd. 30,299
1,009,536
Semiconductors & Semiconductor Equipment (9.6%):
9,569 Advanced Micro Devices, Inc.* 1,552,188
4,300 Advantest Corp. 174,066
2,896 Analog Devices, Inc. 661,041
4,909 Applied Materials, Inc. 1,158,475
287 ASM International NV 218,577
2,354 ASML Holding NV 2,428,278
536 BE Semiconductor Industries NV 89,542
2,587 Broadcom, Inc. 4,153,506
500 Disco Corp. 191,611
833 Enphase Energy, Inc.* 83,058
941 Entegris, Inc. 127,411
592 First Solar, Inc.* 133,472
7,690 Infineon Technologies AG 282,470
24,944 Intel Corp. 772,516
804 KLA Corp. 662,906
765 Lam Research Corp. 814,610
400 Lasertec Corp. 90,385
760 Lattice Semiconductor Corp.* 44,072
5,200 Marvell Technology, Inc. 363,480
3,189 Microchip Technology, Inc. 291,794
6,567 Micron Technology, Inc. 863,758
278 Monolithic Power Systems, Inc. 228,427
147,218 NVIDIA Corp. 18,187,312
1,526 NXP Semiconductors NV 410,631
2,467 ON Semiconductor Corp.* 169,113
526 Qorvo, Inc.* 61,037
6,538 QUALCOMM, Inc. 1,302,239
8,700 Renesas Electronics Corp. 164,285
2,000 Rohm Co., Ltd. 26,805
500 SCREEN Holdings Co., Ltd. 45,552
992 Skyworks Solutions, Inc. 105,727
3,881 STMicroelectronics NV 151,323

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
15
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,600 SUMCO Corp. $ 37,766
932 Teradyne, Inc. 138,206
5,394 Texas Instruments, Inc. 1,049,295
2,700 Tokyo Electron, Ltd. 592,986
37,827,920
Software (8.5%):
2,642 Adobe, Inc.* 1,467,737
529 ANSYS, Inc.* 170,073
1,009 AppLovin Corp., Class A* 83,969
217 Aspen Technology, Inc.* 43,103
929 Atlassian Corp., Class A* 164,322
1,291 Autodesk, Inc.* 319,458
817 Bentley Systems, Inc., Class B 40,327
1,600 Cadence Design Systems, Inc.* 492,400
593 Check Point Software Technologies, Ltd.* 97,845
121 Constellation Software, Inc. 348,686
392 Corpay, Inc.* 104,433
1,355 Crowdstrike Holdings, Inc., Class A* 519,222
280 CyberArk Software, Ltd.* 76,558
3,819 Dassault Systemes SE 143,744
1,620 Datadog, Inc., Class A* 210,098
425 Descartes Systems Group, Inc. (The)* 41,183
1,230 DocuSign, Inc.* 65,805
1,408 Dynatrace, Inc.* 62,994
150 Fair Isaac Corp.* 223,299
3,703 Fortinet, Inc.* 223,180
3,426 Gen Digital, Inc. 85,581
287 HubSpot, Inc.* 169,270
1,643 Intuit, Inc. 1,079,796
349 Manhattan Associates, Inc.* 86,091
41,568 Microsoft Corp. 18,578,818
94 MicroStrategy, Inc.*^ 129,483
219 Monday.com, Ltd.* 52,726
423 Nemetschek SE 41,592
386 Nice, Ltd.* 66,652
1,565 Open Text Corp. 46,999
9,671 Oracle Corp. 1,365,545
300 Oracle Corp. Japan 20,758
11,371 Palantir Technologies, Inc., Class A* 288,027
1,889 Palo Alto Networks, Inc.* 640,390
708 PTC, Inc.* 128,622
628 Roper Technologies, Inc. 353,978
6,257 Sage Group plc (The) 85,807
5,737 Salesforce, Inc. 1,474,983
1,209 Samsara, Inc., Class A* 40,743
6,099 SAP SE 1,238,138
1,194 ServiceNow, Inc.* 939,284
902 Synopsys, Inc.* 536,744
400 Temenos AG, Registered Shares 27,592
800 Trend Micro, Inc. 32,477
234 Tyler Technologies, Inc.* 117,650
2,586 UiPath, Inc., Class A* 32,790
1,510 Unity Software, Inc.* 24,553
1,150 WiseTech Global, Ltd.* 76,421
1,255 Workday, Inc., Class A* 280,568
951 Xero, Ltd.* 86,095
1,326 Zoom Video Communications, Inc., Class A* 78,486
Shares Value
Common Stocks, continued
Software, continued
554 Zscaler, Inc.* $ 106,473
33,211,568
Specialized REITs (0.7%):
2,713 American Tower Corp. 527,353
2,489 Crown Castle, Inc. 243,175
1,818 Digital Realty Trust, Inc. 276,427
558 Equinix, Inc. 422,183
1,216 Extra Space Storage, Inc. 188,979
1,540 Gaming and Leisure Properties, Inc. 69,623
1,821 Iron Mountain, Inc. 163,198
958 Public Storage 275,569
638 SBA Communications Corp. 125,239
6,435 VICI Properties, Inc. 184,298
4,368 Weyerhaeuser Co. 124,008
2,600,052
Specialty Retail (1.5%):
99 AutoZone, Inc.* 293,446
1,229 Bath & Body Works, Inc. 47,992
1,107 Best Buy Co., Inc. 93,309
404 Burlington Stores, Inc.* 96,960
1,047 CarMax, Inc.* 76,787
341 Dick's Sporting Goods, Inc. 73,264
1,000 Fast Retailing Co., Ltd. 253,725
2,998 H & M Hennes & Mauritz AB, Class B 47,355
5,861 Home Depot, Inc. (The) 2,017,591
6,436 Industria de Diseno Textil SA 318,007
17,355 JD Sports Fashion plc 25,972
12,728 Kingfisher plc 40,060
3,363 Lowe's Cos., Inc. 741,407
500 Nitori Holdings Co., Ltd. 52,898
346 O'Reilly Automotive, Inc.* 365,397
1,973 Ross Stores, Inc. 286,716
6,651 TJX Cos., Inc. (The) 732,275
656 Tractor Supply Co. 177,120
296 Ulta Beauty, Inc.* 114,218
387 Williams-Sonoma, Inc. 109,277
829 Zalando SE* 19,376
1,200 ZOZO, Inc. 30,109
6,013,261
Technology Hardware, Storage & Peripherals (5.1%):
86,386 Apple, Inc. 18,194,619
1,100 Brother Industries, Ltd. 19,461
5,700 Canon, Inc.^ 154,901
1,388 Dell Technologies, Inc., Class C 191,419
6,500 FUJIFILM Holdings Corp. 152,834
7,877 Hewlett Packard Enterprise Co. 166,756
5,883 HP, Inc. 206,023
1,075 Logitech International SA, Class R 103,463
1,232 NetApp, Inc. 158,682
1,842 Pure Storage, Inc., Class A* 118,275
3,600 Ricoh Co., Ltd. 30,928
1,127 Seagate Technology Holdings plc 116,385
2,200 Seiko Epson Corp. 34,147
287 Super Micro Computer, Inc.* 235,153
1,996 Western Digital Corp.* 151,237
20,034,283

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
16
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (1.0%):
941 adidas AG $ 224,550
4,000 Asics Corp. 61,560
2,711 Burberry Group plc 30,098
3,252 Cie Financiere Richemont SA, Registered Shares 507,620
144 Deckers Outdoor Corp.* 139,385
709 Gildan Activewear, Inc. 26,895
189 Hermes International SCA 434,962
423 Kering SA 153,755
641 Lululemon Athletica, Inc.* 191,467
1,624 LVMH Moet Hennessy Louis Vuitton SE 1,246,979
1,224 Moncler SpA 74,949
7,115 NIKE, Inc., Class B 536,258
526 Pandora A/S 79,035
767 Puma SE 35,246
437 Swatch Group AG (The) 17,870
209 Swatch Group AG (The), Class BR 42,828
3,803,457
Tobacco (0.5%):
10,090 Altria Group, Inc. 459,599
11,827 British American Tobacco plc 363,507
4,862 Imperial Brands plc 124,466
7,100 Japan Tobacco, Inc.^ 192,235
9,235 Philip Morris International, Inc. 935,783
2,075,590
Trading Companies & Distributors (0.8%):
1,088 AerCap Holdings NV 101,402
2,799 Ashtead Group plc 186,466
908 Brenntag SE 61,179
1,941 Bunzl plc 73,617
3,469 Fastenal Co. 217,992
1,233 Ferguson plc 236,916
327 IMCD NV 45,262
7,100 ITOCHU Corp. 348,424
8,100 Marubeni Corp. 151,324
19,700 Mitsubishi Corp. 387,519
14,800 Mitsui & Co., Ltd. 337,654
1,400 MonotaRO Co., Ltd. 16,491
1,239 Reece, Ltd. 20,712
1,346 Rexel SA 34,623
6,300 Sumitomo Corp. 158,231
483 Toromont Industries, Ltd. 42,771
4,200 Toyota Tsusho Corp. 82,255
410 United Rentals, Inc. 265,159
253 W.W. Grainger, Inc. 228,267
193 Watsco, Inc. 89,405
3,085,669
Transportation Infrastructure (0.1%):
435 Aena SME SA 87,726
215 Aeroports de Paris SA 26,268
8,354 Auckland International Airport, Ltd. 38,809
1,886 Getlink SE 31,146
19,315 Transurban Group* 159,672
343,621
Water Utilities (0.1%):
1,102 American Water Works Co., Inc. 142,334
1,659 Essential Utilities, Inc. 61,931
Shares Value
Common Stocks, continued
Water Utilities, continued
1,696 Severn Trent plc $ 51,008
4,770 United Utilities Group plc 59,227
314,500
Wireless Telecommunication Services (0.4%):
8,900 KDDI Corp. 235,882
2,319 Rogers Communications, Inc., Class B 85,782
16,500 SoftBank Corp. 201,921
6,100 SoftBank Group Corp. 397,739
2,292 Tele2 AB, B Shares 23,060
3,135 T-Mobile US, Inc. 552,324
126,827 Vodafone Group plc 111,721
1,608,429
Total Common Stocks (Cost $253,155,495) 389,415,153
Preferred Stocks (0.1%):
Automobiles (0.1%):
335 Bayerische Motoren Werke AG, 7.31%, 5/15/20 29,549
634 Dr Ing hc F Porsche AG, 3.33% 47,129
796 Porsche Automobil Holding SE, 6.07%, 5/20/20 35,976
1,181 Volkswagen AG, 8.60%, 5/8/20 133,232
245,886
Household Products (0.0%
†
):
1,047 Henkel AG & Co. KGaA, 2.22%, 4/21/20 93,289
Life Sciences Tools & Services (0.0%
†
):
144 Sartorius AG, 0.34% 33,744
Total Preferred Stocks (Cost $497,915) 372,919
Contracts
Warrant (0.0%
†
):
Software (0.0%
†
):
147 Constellation Software, Inc., 3/31/40*(a) —
Total Warrant (Cost $—) —
Shares
Affiliated Investment Company (0.5%):
Money Market (0.5%):
1,908,849 BlackRock Liquidity FedFund, Institutional Class ,
5.17%
+
(b)(c) 1,908,849
Total Affiliated Investment Company (Cost $1,908,849) 1,908,849
Unaffiliated Investment Company (0.3%):
Money Markets (0.3%):
1,318,920 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(c) 1,318,920
Total Unaffiliated Investment Company (Cost $1,318,920) 1,318,920
Total Investment Securities
(Cost $256,881,179) — 100.2% 393,015,841
Net other assets (liabilities) — (0.2)% (796,040)
Net Assets — 100.0% $ 392,219,801

AZL MSCI Global Equity Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
17
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total value of investments as of June 30, 2024 :
(Unaudited)
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
+ Affiliated Securities
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $1,783,347.
† Represents less than 0.05%.
(a) Security was valued using significant unobservable inputs as of June 30, 2024.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(c) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Country Percentage
Australia 1.9%
Austria —%
†
Belgium 0.2%
Bermuda 0.1%
Canada 3.0%
Chile —%
†
Denmark 1.0%
Finland 0.3%
France 2.7%
Germany 2.1%
Hong Kong 0.5%
Ireland 0.9%
Israel 0.2%
Italy 0.6%
Japan 5.7%
Jordan —%
†
Luxembourg —%
†
Macau —%
†
Netherlands 1.5%
New Zealand 0.1%
Norway 0.1%
Portugal —%
†
Singapore 0.3%
Spain 0.6%
Sweden 0.8%
Switzerland 2.8%
United Kingdom 3.6%
United States 70.9%
Uruguay 0.1%
100.0%
† Represents less than 0.05%.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
DJ EURO STOXX 50 September Futures (Euro) 9/20/24 5 $ 263,738 $ 1,239
FTSE 100 Index September Futures (British Pounds) 9/20/24 2 207,583 (1,181)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 7 1,932,525 4,744
SGX NIKKEI 225 Index September Futures (Japenese Yen) 9/12/24 1 123,112 2,555
$ 7,357

AZL MSCI Global Equity Index Fund
18
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 255,858,900
Investments in affiliates, at cost 1,022,279
Investments in non-affiliates, at value(a) $ 391,668,117
Investments in affiliates, at value 1,347,724
Deposit at broker for futures contracts collateral 119,260
Interest and dividends receivable 298,168
Foreign currency, at value (cost $946,227) 944,578
Receivable for investments sold 12,000
Prepaid expenses 943
Reclaims receivable 413,717
Total Assets 394,804,507
Liabilities:
Payable for capital shares redeemed 384,488
Payable for collateral received on loaned securities 1,908,849
Payable for variation margin on futures contracts 8,676
Management fees payable 96,622
Administration fees payable 24,363
Distribution fees payable 71,112
Custodian fees payable 17,726
Administrative and compliance services fees payable 528
Transfer agent fees payable 3,970
Trustee fees payable 1,510
Other accrued liabilities 66,862
Total Liabilities 2,584,706
Commitments and contingent liabilities^
Net Assets
$ 392,219,801
Net Assets Consist of:
Paid in capital $ 252,286,237
Total distributable earnings 139,933,564
Net Assets
$ 392,219,801
Class 1
Net Assets $ 45,891,431
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,691,724
Net Asset Value (offering and redemption price per share) $ 9.78
Class 2
Net Assets $ 346,328,370
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,413,610
Net Asset Value (offering and redemption price per share) $ 16.97
(a) Includes securities on loan of $1,783,347.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 4,333,743
Dividends from affiliates 44,998
Interest 949
Income from securities lending 10,241
Foreign withholding tax (259,246)
Total Investment Income 4,130,685
Expenses:
Management fees 1,376,959
Administration fees 83,935
Distribution fees - Class 2 435,912
Custodian fees 26,408
Administrative and compliance services fees 2,688
Transfer agent fees 8,851
Trustee fees 9,831
Professional fees 13,194
Licensing fees 47,838
Shareholder reports 3,183
Other expenses 5,376
Total expenses before reductions 2,014,175
Less Management fees contractually waived (786,834)
Net expenses 1,227,341
Net Investment Income/(Loss)
2,903,344
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 2,703,735
Net realized gains/(losses) on affiliated underlying funds 5,348
Net realized gains/(losses) on futures contracts 223,406
Change in net unrealized appreciation/depreciation on securities and foreign currencies 37,803,671
Change in net unrealized appreciation/depreciation on affiliated underlying funds 1,118
Change in net unrealized appreciation/depreciation on futures contracts (13,757)
Net realized and Change in net unrealized gains/losses on
investments
40,723,521
Change in Net Assets Resulting From Operations
$ 43,626,865

AZL MSCI Global Equity Index Fund
19
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 2,903,344 $ 5,777,919
Net realized gains/(losses) on investments 2,932,489 (5,204,384)
Change in unrealized appreciation/depreciation on investments 37,791,032 81,211,969
Change in net assets resulting from operations 43,626,865 81,785,504
Distributions to Shareholders:
Class 1 — (1,232,719)
Class 2 — (5,010,553)
Change in net assets resulting from distributions to shareholders — (6,243,272)
Capital Transactions:
Class 1
Proceeds from shares issued 60,715 33,528
Proceeds from dividends reinvested — 1,232,719
Value of shares redeemed (2,988,350) (4,953,931)
Total Class 1 Shares (2,927,635) (3,687,684)
Class 2
Proceeds from shares issued 607,191 26,721,993
Proceeds from dividends reinvested — 5,010,553
Value of shares redeemed (46,703,938) (78,003,897)
Total Class 2 Shares (46,096,747) (46,271,351)
Change in net assets resulting from capital transactions (49,024,382) (49,959,035)
Change in net assets (5,397,517) 25,583,197
Net Assets:
Beginning of period 397,617,318 372,034,121
End of period $ 392,219,801 $ 397,617,318
Share Transactions:
Class 1
Shares issued 6,727 4,318
Dividends reinvested — 159,061
Shares redeemed (323,347) (611,374)
Total Class 1 Shares (316,620) (447,995)
Class 2
Shares issued 37,833 1,948,953
Dividends reinvested — 371,979
Shares redeemed (2,896,344) (5,602,197)
Total Class 2 Shares (2,858,511) (3,281,265)
Change in shares (3,175,131) (3,729,260)
Amounts shown as “—” are either $0 or round to less than $1.

AZL MSCI Global Equity Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
20
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021^
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 8.75  $ 7.30  $ 10.43  $ 10.00
Investment Activities:
Net Investment Income/(Loss)(a) 0.08  0.13  0.14  0.06
Net Realized and Unrealized Gains/(Losses) on
Investments 0.95  1.56  (2.07) 0.91
Total from Investment Activities 1.03  1.69  (1.93) 0.97
Distributions to Shareholders From:
Net Investment Income —  (0.22) (0.17) (0.13)
Net Realized Gains —  (0.02) (1.03) (0.41)
Total Dividends —  (0.24) (1.20) (0.54)
Net Asset Value, End of Period
$ 9.78  $ 8.75  $ 7.30  $ 10.43
Total Return
(b) 11.77%(c) 23.66% (18.08)% 10.00%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 45,891  $ 43,841  $ 39,839  $ 54,468
Net Investment Income/(Loss)(d) 1.70% 1.67% 1.65% 1.06%
Expenses Before Reductions(d)(e) 0.80% 0.80% 0.79% 0.83%
Expenses Net of Reductions(d) 0.40% 0.40% 0.39% 0.44%
Portfolio Turnover Rate(f) 1%(c) 7% 2% 49%
Class 2
Net Asset Value, Beginning of Period
$ 15.20  $ 12.51  $ 16.82  $ 14.35  $ 12.55  $ 10.03
Investment Activities:
Net Investment Income/(Loss)(a) 0.12  0.20  0.20  0.16  0.16  0.19
Net Realized and Unrealized Gains/(Losses) on
Investments 1.65  2.70  (3.31) 2.85  1.75  2.52
Total from Investment Activities 1.77  2.90  (3.11) 3.01  1.91  2.71
Distributions to Shareholders From:
Net Investment Income —  (0.19) (0.17) (0.13) (0.11) (0.19)
Net Realized Gains —  (0.02) (1.03) (0.41) —  —
Total Dividends —  (0.21) (1.20) (0.54) (0.11) (0.19)
Net Asset Value, End of Period
$ 16.97  $ 15.20  $ 12.51  $ 16.82  $ 14.35  $ 12.55
Total Return
(b) 11.64%(c) 23.37% (18.23)% 21.18% 15.36% 27.25%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 346,328  $ 353,777  $ 332,195  $ 463,557  $ 321,637  $ 331,138
Net Investment Income/(Loss)(d) 1.45% 1.43% 1.40% 1.03% 1.32% 1.68%
Expenses Before Reductions(d)(e) 1.05% 1.05% 1.04% 1.09% 1.08% 1.12%
Expenses Net of Reductions(d) 0.65% 0.65% 0.65% 0.70% 0.69% 0.73%
Portfolio Turnover Rate(f) 1%(c) 7% 2% 49% 13% 9%
^ Class 1 activity is for the period June 21, 2021 (commencement of operations) to December 31, 2021.
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued .

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
21
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL MSCI Global
Equity Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
22
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $984 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $1,908,849 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $2.6 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
23
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Manager is 0.70% of the first $5 billion of the Fund’s net assets, 0.65% of the next $5 billion of the Fund’s net assets, and 0.61% of the Fund’s assets over $10 billion. Effective October 1, 2023, the Manager waived, prior to any application of expense limit, through at least April 30, 2025, the management fee to 0.30% on all assets in order to maintain more competitive expense ratios. Prior to October 1, 2023, the Manager waived, prior to any application of expense limit, the management fee to 0.31%
on all assets in order to maintain more competitive expense ratios. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the Subadviser from the Manager is 0.06% of the first $300 million of the Fund’s net assets and
0.03% of the Fund’s net assets over $300 million.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
At June 30, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
8,538 (1,181)
Futures Contracts Receivable for variation margin on futures contracts* $8,538 Payable for variation margin on futures contracts* $1,181
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(223,406) 13,757
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 223,406 $ (13,757)
Annual Rate* Annual Expense Limit
AZL MSCI Global Equity Index Fund, Class 1 0.70% 0.55%
AZL MSCI Global Equity Index Fund, Class 2 0.70% 0.80%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Capital Gains
Distributions
Allianz SE, Registered Shares $ 697,572 $ — $ (80,696) $ 11,304 $ 18,830 $ 647,010 2,329 $ 35,660 $ —
BlackRock, Inc. 784,199 — (59,817) (5,956) (17,712) 700,714 890 9,338 —
$ 1,481,771 $ — $ (140,513) $ 5,348 $ 1,118
$ 1,347,724
3,219 $ 44,998 $ —

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
24
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 292,558,188 $ 96,856,965 $ — $ 389,415,153

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
25
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Investment Securities: Level 1 Level 2 Level 3 Total
Preferred Stocks
+
$ — $ 372,919 $ — $ 372,919
Warrant
+
— — —
#
—
Affiliated Investment Company 1,908,849 — — 1,908,849
Unaffiliated Investment Company 1,318,920 — — 1,318,920
Total Investment Securities 295,785,957 97,229,884 — 393,015,841
Other Financial Instruments:
*
Futures Contracts 7,357 — — 7,357
Total Investments $295,793,314 $97,229,884 $— $393,023,198
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL MSCI Global Equity Index Fund $2,160,780 $48,249,796

AZL MSCI Global Equity Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
26
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $302,546,380. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
As of the end of its tax year ended December 31, 2023, the Fund had capital loss carry forwards (“CLCFs”) as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset.
CLCFs not subject to expiration:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $111,986,206
Unrealized (depreciation) (18,328,303)
Net unrealized appreciation/(depreciation) $93,657,903
Short-Term
Amount
Long-Term
Amount Total
AZL MSCI Global Equity Index Fund $ — $ 3,576,117 $ 3,576,117
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL MSCI Global Equity Index Fund $6,243,272 $— $6,243,272
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL MSCI Global Equity Index Fund $6,193,572 $— $(3,576,117) $93,689,868 $96,307,323
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, foreign currency gains or losses, mark-to-
market of passive foreign investment companies, straddles and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Growth Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Russell 1000 Growth Index Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.4%):
Aerospace & Defense (0.4%):
1,645 Axon Enterprise, Inc.* $ 484,025
2,186 Boeing Co. (The) 397,874
399 BWX Technologies, Inc. 37,905
1,010 HEICO Corp. 225,846
1,861 HEICO Corp., Class A 330,365
566 Howmet Aerospace, Inc. 43,938
322 Loar Holdings, Inc.* 17,198
1,566 Lockheed Martin Corp. 731,478
252 TransDigm Group, Inc. 321,958
2,590,587
Air Freight & Logistics (0.0%
†
):
542 Expeditors International of Washington, Inc. 67,636
Automobiles (2.0%):
63,726 Tesla, Inc.* 12,610,101
Banks (0.2%):
72,930 NU Holdings, Ltd., Class A* 940,068
214 Popular, Inc. 18,924
958,992
Beverages (1.3%):
42 Boston Beer Co., Inc. (The), Class A* 12,812
4,035 Celsius Holdings, Inc.* 230,358
51,002 Coca-Cola Co. (The) 3,246,277
13,879 Monster Beverage Corp.* 693,256
24,903 PepsiCo, Inc. 4,107,252
8,289,955
Biotechnology (1.6%):
17,549 AbbVie, Inc. 3,010,004
2,570 Alnylam Pharmaceuticals, Inc.* 624,510
9,578 Amgen, Inc. 2,992,646
2,288 Apellis Pharmaceuticals, Inc.* 87,768
1,580 Cerevel Therapeutics Holdings, Inc.* 64,606
1,729 Exact Sciences Corp.* 73,050
5,259 Exelixis, Inc.* 118,170
251 Incyte Corp.* 15,216
3,137 Ionis Pharmaceuticals, Inc.* 149,509
2,593 Natera, Inc.* 280,796
2,285 Neurocrine Biosciences, Inc.* 314,576
201 Regeneron Pharmaceuticals, Inc.* 211,257
2,094 Sarepta Therapeutics, Inc.* 330,852
1,855 Ultragenyx Pharmaceutical, Inc.* 76,241
2,964 Vertex Pharmaceuticals, Inc.* 1,389,286
2,410 Viking Therapeutics, Inc.* 127,754
9,866,241
Broadline Retail (6.8%):
213,004 Amazon.com, Inc. 41,163,023
26,543 Coupang, Inc.* 556,076
1,851 Etsy, Inc.* 109,172
41,828,271
Building Products (0.3%):
1,565 AAON, Inc. 136,531
577 Advanced Drainage Systems, Inc. 92,545
331 Armstrong World Industries, Inc. 37,482
2,309 AZEK Co., Inc. (The)* 97,278
Shares Value
Common Stocks, continued
Building Products, continued
250 Builders FirstSource, Inc.* $ 34,603
147 Carlisle Cos., Inc. 59,566
735 Lennox International, Inc. 393,210
110 Simpson Manufacturing Co., Inc. 18,538
1,770 Trane Technologies plc 582,206
2,447 Trex Co., Inc.* 181,372
1,633,331
Capital Markets (1.5%):
2,155 Ameriprise Financial, Inc. 920,595
4,086 Ares Management Corp., Class A 544,582
16,351 Blackstone, Inc. 2,024,254
11,496 Blue Owl Capital, Inc. 204,054
3,419 Charles Schwab Corp. (The) 251,946
3,800 Coinbase Global, Inc., Class A* 844,474
309 FactSet Research Systems, Inc. 126,155
1,945 Goldman Sachs Group, Inc. (The) 879,762
142 Houlihan Lokey, Inc. 19,150
1,164 Jefferies Financial Group, Inc. 57,921
4,446 KKR & Co., Inc. 467,897
2,347 Lazard, Inc. 89,609
1,706 LPL Financial Holdings, Inc. 476,486
3,623 Moody's Corp. 1,525,029
1,570 Morgan Stanley 152,588
612 Morningstar, Inc. 181,060
1,020 MSCI, Inc. 491,385
477 TPG, Inc. 19,772
1,051 Tradeweb Markets, Inc., Class A 111,406
705 XP, Inc., Class A 12,401
9,400,526
Chemicals (0.5%):
651 Celanese Corp. 87,813
4,968 Ecolab, Inc. 1,182,384
658 RPM International, Inc. 70,854
4,898 Sherwin-Williams Co. (The) 1,461,710
2,802,761
Commercial Services & Supplies (0.8%):
1,880 Cintas Corp. 1,316,489
18,459 Copart, Inc.* 999,739
6,403 Rollins, Inc. 312,402
245 Tetra Tech, Inc. 50,098
2,547 Veralto Corp. 243,162
9,193 Waste Management, Inc. 1,961,235
4,883,125
Communications Equipment (0.5%):
5,905 Arista Networks, Inc.* 2,069,584
1,798 Motorola Solutions, Inc. 694,118
18 Ubiquiti, Inc. 2,622
2,766,324
Construction & Engineering (0.1%):
805 Comfort Systems USA, Inc. 244,816
421 EMCOR Group, Inc. 153,699
1,019 Quanta Services, Inc. 258,918

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
1,267 WillScot Mobile Mini Holdings Corp.* $ 47,690
705,123
Construction Materials (0.1%):
596 Eagle Materials, Inc. 129,606
79 Martin Marietta Materials, Inc. 42,802
782 Vulcan Materials Co. 194,468
366,876
Consumer Finance (0.2%):
855 Ally Financial, Inc. 33,918
4,881 American Express Co. 1,130,196
112 Credit Acceptance Corp.* 57,644
3,730 SoFi Technologies, Inc.* 24,655
1,246,413
Consumer Staples Distribution & Retail (1.5%):
137 Casey's General Stores, Inc. 52,274
10,165 Costco Wholesale Corp. 8,640,148
501 Performance Food Group Co.* 33,121
7,089 Sysco Corp. 506,084
9,231,627
Containers & Packaging (0.0%
†
):
692 Avery Dennison Corp. 151,306
181 Sealed Air Corp. 6,297
157,603
Distributors (0.0%
†
):
831 Pool Corp. 255,391
Diversified Consumer Services (0.0%
†
):
181 Bright Horizons Family Solutions, Inc.* 19,925
841 Duolingo, Inc.* 175,491
196 Grand Canyon Education, Inc.* 27,422
620 H&R Block, Inc. 33,623
256,461
Diversified Telecommunication Services (0.0%
†
):
250 Iridium Communications, Inc. 6,655
Electric Utilities (0.1%):
1,148 Constellation Energy Corp. 229,910
2,004 NRG Energy, Inc. 156,031
385,941
Electrical Equipment (0.1%):
661 Generac Holdings, Inc.* 87,397
242 Rockwell Automation, Inc. 66,618
8,205 Vertiv Holdings Co., Class A 710,307
864,322
Electronic Equipment, Instruments & Components (0.2%):
15,787 Amphenol Corp., Class A 1,063,570
1,549 CDW Corp. 346,728
221 Jabil, Inc. 24,043
251 Zebra Technologies Corp.* 77,541
1,511,882
Shares Value
Common Stocks, continued
Energy Equipment & Services (0.0%
†
):
1,653 Weatherford International plc* $ 202,410
Entertainment (1.4%):
1,598 Liberty Media Corp.-Liberty Formula One* 114,800
282 Liberty Media Corp.-Liberty Formula One* 18,113
3,619 Live Nation Entertainment, Inc.* 339,245
9,810 Netflix, Inc.* 6,620,573
11,709 ROBLOX Corp., Class A* 435,692
391 Roku, Inc.* 23,433
3,327 Spotify Technology SA* 1,043,979
248 TKO Group Holdings, Inc. 26,781
8,622,616
Financial Services (3.3%):
8,946 Apollo Global Management, Inc. 1,056,254
5,373 Block, Inc.* 346,505
7,546 Equitable Holdings, Inc. 308,330
4,246 Fiserv, Inc.* 632,824
18,947 Mastercard, Inc., Class A 8,358,658
1,383 Shift4 Payments, Inc., Class A* 101,443
10,164 Toast, Inc., Class A* 261,926
604 UWM Holdings Corp. 4,186
36,125 Visa, Inc., Class A 9,481,729
1,195 Western Union Co. (The) 14,603
89 WEX, Inc.* 15,765
20,582,223
Food Products (0.0%
†
):
318 Freshpet, Inc.* 41,146
470 Hershey Co. (The) 86,400
1,058 Lamb Weston Holdings, Inc. 88,957
216,503
Ground Transportation (1.0%):
180 Avis Budget Group, Inc. 18,814
6,755 Lyft, Inc., Class A* 95,245
4,502 Old Dominion Freight Line, Inc. 795,053
354 Saia, Inc.* 167,899
46,067 Uber Technologies, Inc.* 3,348,149
1,100 U-Haul Holding Co. 66,022
6,700 Union Pacific Corp. 1,515,942
2,619 XPO, Inc.* 278,007
6,285,131
Health Care Equipment & Supplies (1.3%):
1,006 Align Technology, Inc.* 242,879
9,066 Dexcom, Inc.* 1,027,903
2,617 Edwards Lifesciences Corp.* 241,732
919 GE HealthCare Technologies, Inc. 71,609
1,889 IDEXX Laboratories, Inc.* 920,321
636 Inspire Medical Systems, Inc.* 85,116
1,608 Insulet Corp.* 324,494
8,100 Intuitive Surgical, Inc.* 3,603,285
510 Masimo Corp.* 64,229
825 Penumbra, Inc.* 148,475
910 ResMed, Inc. 174,192
2,464 Stryker Corp. 838,376
7,742,611

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Providers & Services (0.7%):
3,316 Cardinal Health, Inc. $ 326,029
3,854 Cencora, Inc. 868,306
35 Chemed Corp. 18,990
582 Cigna Group (The) 192,392
1,171 DaVita, Inc.* 162,265
852 Elevance Health, Inc. 461,665
1,086 HCA Healthcare, Inc. 348,910
1,298 McKesson Corp. 758,084
840 Molina Healthcare, Inc.* 249,732
1,434 UnitedHealth Group, Inc. 730,279
4,116,652
Health Care Technology (0.1%):
775 Doximity, Inc., Class A* 21,677
3,380 Veeva Systems, Inc., Class A* 618,574
640,251
Hotels, Restaurants & Leisure (2.2%):
10,020 Airbnb, Inc., Class A 1,519,333
734 Booking Holdings, Inc. 2,907,741
1,729 Cava Group, Inc.* 160,365
31,315 Chipotle Mexican Grill, Inc.* 1,961,885
565 Choice Hotels International, Inc.^ 67,235
1,517 Churchill Downs, Inc. 211,773
1,440 Darden Restaurants, Inc. 217,901
278 Domino's Pizza, Inc. 143,540
6,940 DoorDash, Inc., Class A* 754,933
10,184 DraftKings, Inc.* 388,723
829 Dutch Bros, Inc., Class A* 34,321
2,898 Expedia Group, Inc.* 365,119
2,889 Hilton Worldwide Holdings, Inc. 630,380
145 Hyatt Hotels Corp., Class A 22,028
8,204 Las Vegas Sands Corp. 363,027
2,068 Light & Wonder, Inc.* 216,892
1,057 McDonald's Corp. 269,366
9,808 Norwegian Cruise Line Holdings, Ltd.* 184,292
1,083 Planet Fitness, Inc., Class A* 79,698
1,885 Royal Caribbean Cruises, Ltd.* 300,526
20,159 Starbucks Corp. 1,569,378
1,540 Texas Roadhouse, Inc. 264,433
731 Vail Resorts, Inc. 131,675
3,673 Wendy's Co. (The) 62,294
684 Wingstop, Inc. 289,099
161 Wynn Resorts, Ltd. 14,409
2,480 Yum! Brands, Inc. 328,501
13,458,867
Household Durables (0.0%
†
):
300 SharkNinja, Inc. 22,545
3,844 Tempur Sealy International, Inc. 181,975
53 TopBuild Corp.* 20,419
224,939
Household Products (0.6%):
2,845 Clorox Co. (The) 388,257
10,247 Colgate-Palmolive Co. 994,369
3,168 Kimberly-Clark Corp. 437,818
12,065 Procter & Gamble Co. (The) 1,989,760
3,810,204
Shares Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers
(0.1%):
7,895 Vistra Corp. $ 678,812
Industrial Conglomerates (0.3%):
2,356 3M Co. 240,760
5,366 General Electric Co. 853,033
2,316 Honeywell International, Inc. 494,558
1,588,351
Insurance (0.6%):
939 Allstate Corp. (The) 149,921
341 Arthur J. Gallagher & Co. 88,425
2,408 Brown & Brown, Inc. 215,299
146 Everest Group, Ltd. 55,629
481 Kinsale Capital Group, Inc. 185,320
69 Markel Group, Inc.* 108,720
1,549 Marsh & McLennan Cos., Inc. 326,405
11,298 Progressive Corp. (The) 2,346,708
227 RLI Corp. 31,937
2,186 Ryan Specialty Holdings, Inc. 126,591
3,634,955
Interactive Media & Services (11.5%):
134,774 Alphabet, Inc., Class A 24,549,084
112,935 Alphabet, Inc., Class C 20,714,538
50,239 Meta Platforms, Inc., Class A 25,331,509
13,570 Pinterest, Inc., Class A* 598,030
826 Trump Media & Technology Group Corp.* 27,051
71,220,212
IT Services (0.6%):
6,872 Cloudflare, Inc., Class A* 569,208
80 EPAM Systems, Inc.* 15,049
1,727 Gartner, Inc.* 775,527
725 Globant SA* 129,238
3,240 GoDaddy, Inc., Class A* 452,660
1,561 MongoDB, Inc.* 390,188
1,583 Okta, Inc.* 148,185
7,246 Snowflake, Inc., Class A* 978,862
714 Twilio, Inc., Class A* 40,562
123 VeriSign, Inc.* 21,869
3,521,348
Leisure Products (0.0%
†
):
2,785 Hasbro, Inc. 162,923
582 YETI Holdings, Inc.* 22,203
185,126
Life Sciences Tools & Services (0.2%):
2,191 10X Genomics, Inc., Class A* 42,615
1,523 Bruker Corp. 97,183
467 IQVIA Holdings, Inc.* 98,742
582 Medpace Holdings, Inc.* 239,697
183 Repligen Corp.* 23,069
824 Waters Corp.* 239,059
1,010 West Pharmaceutical Services, Inc. 332,684
1,073,049
Machinery (0.2%):
1,592 Caterpillar, Inc. 530,295

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
2,546 Illinois Tool Works, Inc. $ 603,300
353 Lincoln Electric Holdings, Inc. 66,590
1,200,185
Media (0.2%):
26 Liberty Broadband Corp., Class A* 1,420
616 Liberty Broadband Corp., Class C* 33,769
300 Nexstar Media Group, Inc. 49,803
10,129 Trade Desk, Inc. (The), Class A* 989,299
1,074,291
Metals & Mining (0.0%
†
):
3,507 Cleveland-Cliffs, Inc.* 53,973
2,011 Southern Copper Corp. 216,665
270,638
Oil, Gas & Consumable Fuels (0.4%):
2,894 Antero Midstream Corp. 42,657
2,690 Cheniere Energy, Inc. 470,293
630 Civitas Resources, Inc. 43,470
4,143 Hess Corp. 611,175
1,464 New Fortress Energy, Inc.^ 32,179
3,065 Permian Resources Corp. 49,500
5,036 Targa Resources Corp. 648,536
430 Texas Pacific Land Corp. 315,736
611 Viper Energy, Inc. 22,931
2,236,477
Paper & Forest Products (0.0%
†
):
1,030 Louisiana-Pacific Corp. 84,800
Passenger Airlines (0.0%
†
):
1,080 American Airlines Group, Inc.* 12,236
Personal Care Products (0.1%):
1,212 elf Beauty, Inc.* 255,393
1,907 Estee Lauder Cos., Inc. (The) 202,905
458,298
Pharmaceuticals (4.3%):
19,504 Eli Lilly & Co. 17,658,532
2,358 Intra-Cellular Therapies, Inc.* 161,499
58,140 Merck & Co., Inc. 7,197,732
8,650 Zoetis, Inc. 1,499,564
26,517,327
Professional Services (0.8%):
8,746 Automatic Data Processing, Inc. 2,087,583
2,940 Booz Allen Hamilton Holding Corp. 452,466
2,450 Broadridge Financial Solutions, Inc. 482,650
322 Dayforce, Inc.* 15,971
566 Equifax, Inc. 137,232
262 KBR, Inc. 16,805
2,646 Paychex, Inc. 313,710
735 Paycom Software, Inc. 105,134
1,004 Paylocity Holding Corp.* 132,377
253 TransUnion 18,763
3,264 Verisk Analytics, Inc. 879,811
4,642,502
Shares Value
Common Stocks, continued
Real Estate Management & Development (0.0%
†
):
336 Jones Lang LaSalle, Inc.* $ 68,974
Retail REITs (0.1%):
1,898 Simon Property Group, Inc. 288,116
Semiconductors & Semiconductor Equipment (17.1%):
24,360 Advanced Micro Devices, Inc.* 3,951,436
17,530 Applied Materials, Inc. 4,136,905
10,426 Broadcom, Inc. 16,739,256
3,057 Enphase Energy, Inc.* 304,813
3,451 Entegris, Inc. 467,265
3,088 KLA Corp. 2,546,087
2,995 Lam Research Corp. 3,189,226
3,016 Lattice Semiconductor Corp.* 174,898
1,571 Marvell Technology, Inc. 109,813
1,076 Monolithic Power Systems, Inc. 884,128
545,306 NVIDIA Corp. 67,367,103
288 Onto Innovation, Inc.* 63,233
24,017 QUALCOMM, Inc. 4,783,706
3,195 Teradyne, Inc. 473,786
2,525 Texas Instruments, Inc. 491,188
539 Universal Display Corp. 113,325
105,796,168
Software (19.3%):
10,271 Adobe, Inc.* 5,705,951
504 Appfolio, Inc., Class A* 123,263
6,011 AppLovin Corp., Class A* 500,236
3,597 Atlassian Corp., Class A* 636,237
4,938 Autodesk, Inc. 1,221,908
3,211 Bentley Systems, Inc., Class B 158,495
584 BILL Holdings, Inc.* 30,730
6,248 Cadence Design Systems, Inc.* 1,922,822
5,539 Confluent, Inc., Class A* 163,567
1,586 Corpay, Inc.* 422,526
5,000 Crowdstrike Holdings, Inc., Class A* 1,915,950
6,851 Datadog, Inc., Class A* 888,506
4,696 DocuSign, Inc.* 251,236
3,355 DoubleVerify Holdings, Inc.* 65,322
1,738 Dropbox, Inc., Class A* 39,053
6,107 Dynatrace, Inc.* 273,227
1,864 Elastic NV* 212,328
466 Fair Isaac Corp.* 693,716
1,643 Five9, Inc.* 72,456
11,804 Fortinet, Inc.* 711,427
2,715 Gitlab, Inc., Class A* 134,990
853 Guidewire Software, Inc.* 117,620
1,623 HashiCorp, Inc., Class A* 54,679
1,120 HubSpot, Inc.* 660,565
6,261 Intuit, Inc. 4,114,792
1,406 Manhattan Associates, Inc.* 346,832
170,522 Microsoft Corp. 76,214,808
22 MicroStrategy, Inc.* 30,305
1,170 nCino, Inc.* 36,797
1,427 Nutanix, Inc., Class A* 81,125
36,014 Oracle Corp. 5,085,177
46,113 Palantir Technologies, Inc., Class A* 1,168,042
7,060 Palo Alto Networks, Inc.* 2,393,411
842 Pegasystems, Inc. 50,966
2,412 Procore Technologies, Inc.* 159,940

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
Shares Value
Common Stocks, continued
Software, continued
1,647 PTC, Inc.* $ 299,211
1,786 RingCentral, Inc., Class A* 50,365
18,231 Salesforce, Inc. 4,687,190
645 SentinelOne, Inc., Class A* 13,577
4,708 ServiceNow, Inc.* 3,703,642
2,997 Smartsheet, Inc., Class A* 132,108
3,489 Synopsys, Inc.* 2,076,164
2,254 Teradata Corp.* 77,898
826 Tyler Technologies, Inc.* 415,296
8,005 UiPath, Inc., Class A* 101,503
2,389 Unity Software, Inc.* 38,845
4,851 Workday, Inc., Class A* 1,084,490
2,098 Zscaler, Inc.* 403,215
119,742,509
Specialized REITs (0.4%):
10,703 American Tower Corp. 2,080,449
117 Equinix, Inc. 88,522
3,292 Iron Mountain, Inc. 295,029
503 Lamar Advertising Co., Class A 60,124
551 Public Storage 158,495
2,682,619
Specialty Retail (2.1%):
361 AutoZone, Inc. 1,070,040
1,457 Burlington Stores, Inc.* 349,680
224 CarMax, Inc.* 16,428
846 Carvana Co.* 108,897
119 Dick's Sporting Goods, Inc. 25,567
1,178 Five Below, Inc.* 128,367
878 Floor & Decor Holdings, Inc., Class A* 87,282
18,149 Home Depot, Inc. (The) 6,247,612
433 Murphy USA, Inc. 203,276
1,238 O'Reilly Automotive, Inc.* 1,307,402
68 RH* 16,622
1,742 Ross Stores, Inc. 253,148
15,354 TJX Cos., Inc. (The) 1,690,475
2,472 Tractor Supply Co. 667,440
950 Ulta Beauty, Inc.* 366,577
2,960 Valvoline, Inc.* 127,872
863 Williams-Sonoma, Inc. 243,685
12,910,370
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (11.6%):
333,318 Apple, Inc. $ 70,203,437
897 Dell Technologies, Inc., Class C 123,705
5,424 HP, Inc. 189,949
2,115 NetApp, Inc. 272,412
5,795 Pure Storage, Inc., Class A* 372,097
1,135 Super Micro Computer, Inc.* 929,962
72,091,562
Textiles, Apparel & Luxury Goods (0.4%):
245 Crocs, Inc.* 35,755
585 Deckers Outdoor Corp.* 566,251
2,766 Lululemon Athletica, Inc.* 826,204
17,043 NIKE, Inc., Class B 1,284,531
353 Skechers USA, Inc., Class A* 24,400
2,737,141
Trading Companies & Distributors (0.3%):
2,498 Core & Main, Inc., Class A* 122,252
11,059 Fastenal Co. 694,948
285 Ferguson plc 55,190
366 SiteOne Landscape Supply, Inc.* 44,436
369 United Rentals, Inc. 238,644
867 W.W. Grainger, Inc. 782,242
1,937,712
Total Common Stocks (Cost $197,625,577) 615,242,329
Affiliated Investment Company (0.0%
†
):
Money Market (0.0%
†
):
113,580 BlackRock Liquidity FedFund, Institutional Class
+
(a)
(b) 113,580
Total Affiliated Investment Company (Cost $113,580) 113,580
Unaffiliated Investment Company (0.6%):
Money Markets (0.6%):
3,785,318 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(b) 3,785,318
Total Unaffiliated Investment Company (Cost $3,785,318) 3,785,318
Total Investment Securities
(Cost $201,524,475) — 100.0% 619,141,227
Net other assets (liabilities) — 0.0%
†
30,340
Net Assets — 100.0% $ 619,171,567
* Non-income producing security.
+
Affiliated S ecurities
† Represents less than 0.05%.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $101,491.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(b) The rate represents the effective yield at June 30, 2024.

AZL Russell 1000 Growth Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E-Mini September Futures (U.S. Dollar) 9/20/24 7 $ 2,789,815 $ (12,326)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 3 828,225 (1,652)
$ (13,978)

AZL Russell 1000 Growth Index Fund
9
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 201,524,475
Investment securities, at value(a) $ 619,141,227
Deposit at broker for futures contracts collateral 160,980
Interest and dividends receivable 123,969
Receivable for investments sold 63,908,224
Prepaid expenses 1,106
Reclaims receivable 566
Total Assets 683,336,072
Liabilities:
Payable for investments purchased 63,036,831
Payable for capital shares redeemed 547,590
Payable for collateral received on loaned securities 113,580
Payable for variation margin on futures contracts 21,647
Management fees payable 175,588
Administration fees payable 27,145
Distribution fees payable 110,727
Custodian fees payable 7,335
Administrative and compliance services fees payable 977
Transfer agent fees payable 4,124
Trustee fees payable 2,813
Other accrued liabilities 116,148
Total Liabilities 64,164,505
Commitments and contingent liabilities^
Net Assets
$ 619,171,567
Net Assets Consist of:
Paid in capital $ (19,833,722)
Total distributable earnings 639,005,289
Net Assets
$ 619,171,567
Class 1
Net Assets $ 72,852,577
Shares of beneficial interest (unlimited number of shares authorized, no par value) 6,726,066
Net Asset Value (offering and redemption price per share)
*
$ 10.83
Class 2
Net Assets $ 546,318,990
Shares of beneficial interest (unlimited number of shares authorized, no par value) 26,221,531
Net Asset Value (offering and redemption price per share)
*
$ 20.8 4
(a) Includes securities on loan of $101,491.
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
Investment Income:
Dividends $ 2,216,896
Interest 3,426
Income from securities lending 305
Foreign withholding tax (348)
Total Investment Income 2,220,279
Expenses:
Management fees 1,286,862
Administration fees 96,743
Distribution fees - Class 2 646,935
Custodian fees 9,051
Administrative and compliance services fees 3,849
Transfer agent fees 7,603
Trustee fees 14,093
Professional fees 18,372
Licensing fees 54,281
Shareholder reports 4,547
Other expenses 7,476
Total expenses before reductions 2,149,812
Less expense contractually waived/reimbursed by the Manager (263,220)
Net expenses 1,886,592
Net Investment Income/(Loss)
333,687
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 45,470,035
Net realized gains/(losses) on futures contracts 542,308
Change in net unrealized appreciation/depreciation on securities and foreign currencies 62,654,823
Change in net unrealized appreciation/depreciation on futures contracts (93,559)
Net realized and Change in net unrealized gains/losses on
investments
108,573,607
Change in Net Assets Resulting From Operations
$ 108,907,294

AZL Russell 1000 Growth Index Fund
10
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 333,687 $ 1,829,662
Net realized gains/(losses) on investments 46,012,343 175,278,467
Change in unrealized appreciation/depreciation on investments 62,561,264 24,397,943
Change in net assets resulting from operations 108,907,294 201,506,072
Distributions to Shareholders:
Class 1 — (7,964,071)
Class 2 — (33,335,771)
Change in net assets resulting from distributions to shareholders — (41,299,842)
Capital Transactions:
Class 1
Proceeds from shares issued 121,860 72,533
Proceeds from dividends reinvested — 7,964,071
Value of shares redeemed (3,402,384) (7,577,648)
Total Class 1 Shares (3,280,524) 458,956
Class 2
Proceeds from shares issued 238,999 1,890,648
Proceeds from dividends reinvested — 33,335,771
Value of shares redeemed (48,691,654) (334,718,950)
Total Class 2 Shares (48,452,655) (299,492,531)
Change in net assets resulting from capital transactions (51,733,179) (299,033,575)
Change in net assets 57,174,115 (138,827,345)
Net Assets:
Beginning of period 561,997,452 700,824,797
End of period $ 619,171,567 $ 561,997,452
Share Transactions:
Class 1
Shares issued 13,114 8,544
Dividends reinvested — 1,006,836
Shares redeemed (347,735) (887,472)
Total Class 1 Shares (334,621) 127,908
Class 2
Shares issued 13,149 124,573
Dividends reinvested — 2,185,952
Shares redeemed (2,571,260) (23,213,745)
Total Class 2 Shares (2,558,111) (20,903,220)
Change in shares (2,892,732) (20,775,312)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Russell 1000 Growth Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
11
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 8.99  $ 7.29  $ 15.38  $ 14.68  $ 11.46  $ 10.12
Investment Activities:
Net Investment Income/(Loss)(a) 0.02  0.05  0.06  0.05  0.07  0.10
Net Realized and Unrealized Gains/(Losses) on Investments 1.82  2.91  (4.46) 3.62  4.28  3.28
Total from Investment Activities 1.84  2.96  (4.40) 3.67  4.35  3.38
Distributions to Shareholders From:
Net Investment Income —  (0.13) (0.08) (0.12) (0.15) (0.18)
Net Realized Gains —  (1.13) (3.61) (2.85) (0.98) (1.86)
Total Dividends —  (1.26) (3.69) (2.97) (1.13) (2.04)
Net Asset Value, End of Period
$ 10.83  $ 8.99  $ 7.29  $ 15.38  $ 14.68  $ 11.46
Total Return
(b) 20.47%(c) 43.05% (29.45)% 27.14% 39.03% 35.53%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 72,853  $ 63,501  $ 50,561  $ 80,919  $ 70,903  $ 57,430
Net Investment Income/(Loss)(d) 0.34% 0.53% 0.54% 0.31% 0.56% 0.86%
Expenses Before Reductions(d)(e) 0.51% 0.51% 0.50% 0.51% 0.52% 0.51%
Expenses Net of Reductions(d) 0.42% 0.42% 0.41% 0.42% 0.43% 0.43%
Portfolio Turnover Rate(f) 11%(c) 11% 12% 18% 22% 15%
Class 2
Net Asset Value, Beginning of Period
$ 17.32  $ 13.09  $ 23.56  $ 21.11  $ 16.10  $ 13.53
Investment Activities:
Net Investment Income/(Loss)(a) 0.01  0.05  0.05  0.01  0.06  0.10
Net Realized and Unrealized Gains/(Losses) on Investments 3.51  5.37  (6.90) 5.35  6.04  4.46
Total from Investment Activities 3.52  5.42  (6.85) 5.36  6.10  4.56
Distributions to Shareholders From:
Net Investment Income —  (0.06) (0.01) (0.06) (0.11) (0.13)
Net Realized Gains —  (1.13) (3.61) (2.85) (0.98) (1.86)
Total Dividends —  (1.19) (3.62) (2.91) (1.09) (1.99)
Net Asset Value, End of Period
$ 20.84  $ 17.32  $ 13.09  $ 23.56  $ 21.11  $ 16.10
Total Return
(b) 20.32%(c) 42.69% (29.59)% 26.87% 38.58% 35.28%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 546,319  $ 498,497  $ 650,264  $ 1,036,843  $ 995,350  $ 871,046
Net Investment Income/(Loss)(d) 0.09% 0.30% 0.29% 0.06% 0.31% 0.61%
Expenses Before Reductions(d)(e) 0.76% 0.76% 0.75% 0.76% 0.77% 0.76%
Expenses Net of Reductions(d) 0.67% 0.67% 0.66% 0.67% 0.68% 0.68%
Portfolio Turnover Rate(f) 11%(c) 11% 12% 18% 22% 15%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
12
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Growth Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
13
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $33 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $113,580 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $3.7 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
14
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager." At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (13,978)
Futures Contracts Receivable for variation margin on futures contracts* $— Payable for variation margin on futures contracts* $13,978
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(542,308) 93,560
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 542,308 $ (93,559)
Annual Rate* Annual Expense Limit
AZL Russell 1000 Growth Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Growth Index Fund, Class 2 0.44% 0.84%

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
15
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 615,242,329 $ — $ — $ 615,242,329
Affiliated Investment Company 113,580 — — 113,580
Unaffiliated Investment Company 3,785,318 — — 3,785,318
Total Investment Securities 619,141,227 — — 619,141,227
Other Financial Instruments:
*
Futures Contracts (13,978) — — (13,978)
Total Investments $619,127,249 $— $— $619,127,249
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
16
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Technology Sector Risk: Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $209,294,222. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Purchases Sales
AZL Russell 1000 Growth Index Fund $63,123,593 $116,078,843
Unrealized appreciation $357,099,788
Unrealized (depreciation) (4,247,919)
Net unrealized appreciation/(depreciation) $352,851,869
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Growth Index Fund $2,565,011 $38,734,831 $41,299,842
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL Russell 1000 Growth Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
17
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Growth Index Fund $138,650,814 $38,595,326 $— $352,851,869 $530,098,009
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts, straddles and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Russell 1000 Value Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Russell 1000 Value Index Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.4%):
Aerospace & Defense (2.7%):
13,514 Boeing Co. (The) $ 2,459,683
2,017 BWX Technologies, Inc. 191,615
1,060 Curtiss-Wright Corp. 287,239
7,593 General Dynamics Corp. 2,203,033
2,299 Hexcel Corp. 143,573
10,577 Howmet Aerospace, Inc. 821,092
1,098 Huntington Ingalls Industries, Inc. 270,470
5,265 L3Harris Technologies, Inc. 1,182,414
4,037 Lockheed Martin Corp. 1,885,683
3,882 Northrop Grumman Corp. 1,692,358
36,980 RTX Corp. 3,712,422
3,204 Spirit AeroSystems Holdings, Inc., Class A* 105,315
5,287 Textron, Inc. 453,942
1,208 TransDigm Group, Inc. 1,543,353
1,654 Woodward, Inc. 288,425
17,240,617
Air Freight & Logistics (0.8%):
3,188 CH Robinson Worldwide, Inc. 280,927
3,284 Expeditors International of Washington, Inc. 409,810
6,295 FedEx Corp. 1,887,493
3,262 GXO Logistics, Inc.* 164,731
20,272 United Parcel Service, Inc., Class B 2,774,223
5,517,184
Automobile Components (0.2%):
7,569 Aptiv plc* 533,009
6,364 BorgWarner, Inc. 205,175
6,429 Gentex Corp. 216,722
1,569 Lear Corp. 179,195
9,262 QuantumScape Corp.* 45,569
1,179,670
Automobiles (0.5%):
109,160 Ford Motor Co. 1,368,866
31,533 General Motors Co. 1,465,023
3,824 Harley-Davidson, Inc. 128,257
25,457 Lucid Group, Inc.*^ 66,443
21,074 Rivian Automotive, Inc., Class A*^ 282,813
1,413 Thor Industries, Inc. 132,045
3,443,447
Banks (6.9%):
188,751 Bank of America Corp. 7,506,627
3,102 Bank OZK 127,182
589 BOK Financial Corp. 53,976
53,300 Citigroup, Inc. 3,382,418
12,702 Citizens Financial Group, Inc. 457,653
5,468 Columbia Banking System, Inc. 108,758
3,912 Comerica, Inc. 199,668
3,496 Commerce Bancshares, Inc. 195,007
1,634 Cullen/Frost Bankers, Inc. 166,063
3,834 East West Bancorp, Inc. 280,764
18,983 Fifth Third Bancorp 692,690
333 First Citizens BancShares, Inc., Class A 560,642
3,683 First Hawaiian, Inc. 76,459
15,171 First Horizon Corp. 239,247
9,623 FNB Corp. 131,643
40,133 Huntington Bancshares, Inc. 528,953
Shares Value
Common Stocks, continued
Banks, continued
79,711 JPMorgan Chase & Co. $ 16,122,347
25,725 KeyCorp 365,552
4,620 M&T Bank Corp. 699,283
2,106 Pinnacle Financial Partners, Inc. 168,564
11,041 PNC Financial Services Group, Inc. (The) 1,716,655
1,778 Popular, Inc. 157,229
2,472 Prosperity Bancshares, Inc. 151,138
25,538 Regions Financial Corp. 511,782
3,973 Synovus Financial Corp. 159,675
2,177 TFS Financial Corp. 27,474
37,112 Truist Financial Corp. 1,441,801
43,355 US Bancorp 1,721,193
4,744 Webster Financial Corp. 206,791
97,452 Wells Fargo & Co. 5,787,674
2,984 Western Alliance Bancorp 187,455
1,704 Wintrust Financial Corp. 167,946
4,286 Zions Bancorp NA 185,884
44,486,193
Beverages (1.1%):
201 Boston Beer Co., Inc. (The), Class A* 61,315
1,353 Brown-Forman Corp., Class A 59,708
4,789 Brown-Forman Corp., Class B 206,837
46,101 Coca-Cola Co. (The) 2,934,329
164 Coca-Cola Consolidated, Inc. 177,940
4,383 Constellation Brands, Inc., Class A 1,127,658
28,982 Keurig Dr Pepper, Inc. 967,999
4,865 Molson Coors Beverage Co., Class B 247,288
4,209 Monster Beverage Corp.* 210,239
8,029 PepsiCo, Inc. 1,324,223
7,317,536
Biotechnology (2.5%):
27,987 AbbVie, Inc. 4,800,330
393 Alnylam Pharmaceuticals, Inc.* 95,499
3,296 Amgen, Inc. 1,029,835
4,050 Biogen, Inc.* 938,871
4,959 BioMarin Pharmaceutical, Inc.* 408,275
3,068 Exact Sciences Corp.* 129,623
1,631 Exelixis, Inc.* 36,649
34,708 Gilead Sciences, Inc. 2,381,316
562 GRAIL, Inc.* 8,638
4,849 Incyte Corp.* 293,946
498 Ionis Pharmaceuticals, Inc.* 23,735
8,984 Moderna, Inc.* 1,066,850
2,662 Regeneron Pharmaceuticals, Inc.* 2,797,842
9,741 Roivant Sciences, Ltd.* 102,962
1,214 United Therapeutics Corp.* 386,720
3,595 Vertex Pharmaceuticals, Inc.* 1,685,048
16,186,139
Broadline Retail (0.2%):
85 Dillard's, Inc., Class A 37,433
14,070 eBay, Inc. 755,840
1,125 Etsy, Inc.* 66,353
3,178 Kohl's Corp. 73,062
7,440 Macy's, Inc. 142,848
2,780 Nordstrom, Inc. 58,992

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Broadline Retail, continued
1,694 Ollie's Bargain Outlet Holdings, Inc.* $ 166,300
1,300,828
Building Products (1.1%):
3,412 A O Smith Corp. 279,033
1,147 Advanced Drainage Systems, Inc. 183,967
2,431 Allegion plc 287,223
891 Armstrong World Industries, Inc. 100,897
1,189 AZEK Co., Inc. (The)* 50,093
3,032 Builders FirstSource, Inc.* 419,659
1,144 Carlisle Cos., Inc. 463,560
23,325 Carrier Global Corp. 1,471,341
3,412 Fortune Brands Innovations, Inc. 221,575
2,751 Hayward Holdings, Inc.* 33,837
18,931 Johnson Controls International plc 1,258,344
6,117 Masco Corp. 407,820
2,398 Owens Corning 416,581
1,067 Simpson Manufacturing Co., Inc.
+
179,821
4,149 Trane Technologies plc 1,364,731
7,138,482
Capital Markets (4.7%):
888 Affiliated Managers Group, Inc. 138,732
245 Ameriprise Financial, Inc. 104,662
20,820 Bank of New York Mellon Corp. (The) 1,246,910
4,106 BlackRock, Inc., Class A
+
3,232,736
6,410 Carlyle Group, Inc. (The) 257,362
2,932 Cboe Global Markets, Inc. 498,616
37,321 Charles Schwab Corp. (The) 2,750,184
9,996 CME Group, Inc. 1,965,214
878 Coinbase Global, Inc., Class A* 195,118
1,057 Evercore, Inc. 220,311
683 FactSet Research Systems, Inc. 278,848
7,920 Franklin Resources, Inc. 177,012
6,411 Goldman Sachs Group, Inc. (The) 2,899,824
1,269 Houlihan Lokey, Inc. 171,137
2,887 Interactive Brokers Group, Inc. 353,946
15,801 Intercontinental Exchange, Inc. 2,162,999
10,934 Invesco, Ltd. 163,573
3,578 Janus Henderson Group plc 120,614
3,594 Jefferies Financial Group, Inc. 178,837
13,334 KKR & Co., Inc. 1,403,270
195 Lazard, Inc. 7,445
1,027 MarketAxess Holdings, Inc. 205,944
30,379 Morgan Stanley 2,952,535
899 MSCI, Inc. 433,093
10,316 Nasdaq, Inc. 621,642
5,622 Northern Trust Corp. 472,136
5,256 Raymond James Financial, Inc. 649,694
19,076 Robinhood Markets, Inc., Class A* 433,216
8,703 S&P Global, Inc. 3,881,538
2,783 SEI Investments Co. 180,032
8,378 State Street Corp. 619,972
2,865 Stifel Financial Corp. 241,090
6,097 T. Rowe Price Group, Inc. 703,045
1,557 TPG, Inc. 64,538
1,952 Tradeweb Markets, Inc., Class A 206,912
2,414 Virtu Financial, Inc., Class A 54,194
Shares Value
Common Stocks, continued
Capital Markets, continued
9,471 XP, Inc., Class A $ 166,595
30,413,526
Chemicals (2.5%):
6,172 Air Products and Chemicals, Inc. 1,592,685
3,261 Albemarle Corp. 311,491
1,382 Ashland, Inc. 130,585
6,006 Axalta Coating Systems, Ltd.* 205,225
2,306 Celanese Corp. 311,056
5,203 CF Industries Holdings, Inc. 385,646
4,347 Chemours Co. (The) 98,112
19,446 Corteva, Inc. 1,048,917
19,566 Dow, Inc. 1,037,976
11,626 DuPont de Nemours, Inc. 935,777
3,250 Eastman Chemical Co. 318,402
916 Ecolab, Inc. 218,008
6,220 Element Solutions, Inc. 168,686
3,310 FMC Corp. 190,491
5,041 Huntsman Corp. 114,784
7,108 International Flavors & Fragrances, Inc. 676,753
13,303 Linde plc 5,837,489
7,236 LyondellBasell Industries NV, Class A 692,196
8,892 Mosaic Co. (The) 256,979
171 NewMarket Corp. 88,162
3,319 Olin Corp. 156,491
6,497 PPG Industries, Inc. 817,907
2,735 RPM International, Inc. 294,505
1,180 Scotts Miracle-Gro Co. (The) 76,771
580 Sherwin-Williams Co. (The) 173,089
1,030 Westlake Corp. 149,165
16,287,348
Commercial Services & Supplies (0.5%):
123 Cintas Corp. 86,132
1,500 Clean Harbors, Inc.* 339,225
1,649 Copart, Inc.* 89,310
935 MSA Safety, Inc. 175,490
5,089 RB Global, Inc. 388,596
5,706 Republic Services, Inc. 1,108,904
2,556 Stericycle, Inc.* 148,580
1,163 Tetra Tech, Inc. 237,810
3,776 Veralto Corp. 360,495
3,911 Vestis Corp. 47,832
2,982,374
Communications Equipment (1.1%):
4,000 Ciena Corp.* 192,720
112,765 Cisco Systems, Inc. 5,357,465
1,623 F5, Inc.* 279,529
8,935 Juniper Networks, Inc. 325,770
2,070 Lumentum Holdings, Inc.* 105,405
2,401 Motorola Solutions, Inc. 926,906
15 Ubiquiti, Inc. 2,185
7,189,980
Construction & Engineering (0.3%):
3,772 AECOM 332,464
6,321 API Group Corp.* 237,859
782 EMCOR Group, Inc. 285,493
1,737 MasTec, Inc.* 185,842

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Construction & Engineering, continued
5,550 MDU Resources Group, Inc. $ 139,305
2,802 Quanta Services, Inc. 711,960
572 Valmont Industries, Inc. 156,985
3,551 WillScot Mobile Mini Holdings Corp.* 133,660
2,183,568
Construction Materials (0.5%):
19,102 CRH plc, ADR 1,432,268
230 Eagle Materials, Inc. 50,016
1,609 Martin Marietta Materials, Inc. 871,756
2,729 Vulcan Materials Co. 678,648
3,032,688
Consumer Finance (0.9%):
6,592 Ally Financial, Inc. 261,505
9,868 American Express Co. 2,284,935
10,527 Capital One Financial Corp. 1,457,463
37 Credit Acceptance Corp.* 19,043
6,951 Discover Financial Services 909,260
3,264 OneMain Holdings, Inc. 158,271
6,063 SLM Corp. 126,050
24,113 SoFi Technologies, Inc.* 159,387
11,146 Synchrony Financial 525,980
5,901,894
Consumer Staples Distribution & Retail (2.2%):
11,243 Albertsons Cos., Inc., Class A 222,049
851 Casey's General Stores, Inc. 324,707
6,107 Dollar General Corp. 807,529
5,701 Dollar Tree, Inc.* 608,696
2,935 Grocery Outlet Holding Corp.* 64,922
18,444 Kroger Co. (The) 920,909
4,783 Maplebear, Inc.* 153,726
3,640 Performance Food Group Co.* 240,640
5,248 Sysco Corp. 374,655
12,865 Target Corp. 1,904,535
6,367 US Foods Holding Corp.* 337,324
19,900 Walgreens Boots Alliance, Inc. 240,690
120,708 Walmart, Inc. 8,173,139
14,373,521
Containers & Packaging (0.6%):
39,978 Amcor plc 390,985
1,835 AptarGroup, Inc. 258,386
1,387 Avery Dennison Corp. 303,268
8,655 Ball Corp. 519,473
3,178 Berry Global Group, Inc. 187,025
3,172 Crown Holdings, Inc. 235,965
8,452 Graphic Packaging Holding Co. 221,527
9,629 International Paper Co. 415,492
2,464 Packaging Corp. of America 449,828
2,432 Sealed Air Corp. 84,609
2,585 Silgan Holdings, Inc. 109,423
2,722 Sonoco Products Co. 138,060
7,109 Westrock Co. 357,298
3,671,339
Distributors (0.1%):
3,866 Genuine Parts Co. 534,745
Shares Value
Common Stocks, continued
Distributors, continued
7,396 LKQ Corp. $ 307,600
842,345
Diversified Consumer Services (0.1%):
7,509 ADT, Inc. 57,068
1,484 Bright Horizons Family Solutions, Inc.* 163,359
606 Grand Canyon Education, Inc.* 84,786
3,105 H&R Block, Inc. 168,384
3,965 Service Corp. International 282,030
755,627
Diversified REITs (0.1%):
6,023 WP Carey, Inc. 331,566
Diversified Telecommunication Services (1.4%):
199,648 AT&T, Inc. 3,815,273
6,823 Frontier Communications Parent, Inc.* 178,626
5,506 GCI Liberty, Inc.* —
3,027 Iridium Communications, Inc. 80,579
4,610 Liberty Global, Ltd., Class A* 80,352
4,782 Liberty Global, Ltd., Class C* 85,359
117,198 Verizon Communications, Inc. 4,833,246
9,073,435
Electric Utilities (2.9%):
7,122 Alliant Energy Corp. 362,510
14,662 American Electric Power Co., Inc. 1,286,444
2,006 Avangrid, Inc. 71,273
7,364 Constellation Energy Corp. 1,474,788
21,456 Duke Energy Corp. 2,150,535
10,575 Edison International 759,391
5,926 Entergy Corp. 634,082
6,190 Evergy, Inc. 327,884
9,763 Eversource Energy 553,660
27,816 Exelon Corp. 962,712
16,439 FirstEnergy Corp. 629,120
1,398 IDACORP, Inc. 130,224
57,185 NextEra Energy, Inc. 4,049,270
3,513 NRG Energy, Inc. 273,522
5,461 OGE Energy Corp. 194,958
59,428 PG&E Corp. 1,037,613
3,155 Pinnacle West Capital Corp. 240,979
20,530 PPL Corp. 567,654
30,453 Southern Co. (The) 2,362,239
15,462 Xcel Energy, Inc. 825,825
18,894,683
Electrical Equipment (1.5%):
856 Acuity Brands, Inc. 206,673
6,418 AMETEK, Inc. 1,069,945
11,102 Eaton Corp. plc 3,481,032
15,889 Emerson Electric Co. 1,750,332
7,576 GE Vernova, Inc.* 1,299,360
835 Generac Holdings, Inc.* 110,404
1,488 Hubbell, Inc. 543,834
4,591 nVent Electric plc 351,716
1,845 Regal Rexnord Corp. 249,481
2,893 Rockwell Automation, Inc. 796,385

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Electrical Equipment, continued
4,463 Sensata Technologies Holding plc $ 166,871
10,026,033
Electronic Equipment, Instruments & Components (0.9%):
13,696 Amphenol Corp., Class A 922,700
1,605 Arrow Electronics, Inc.* 193,820
2,495 Avnet, Inc. 128,468
1,856 CDW Corp. 415,447
4,519 Cognex Corp. 211,308
3,590 Coherent Corp.* 260,131
21,307 Corning, Inc. 827,777
1,375 Crane NXT Co. 84,452
785 IPG Photonics Corp.* 66,246
2,997 Jabil, Inc. 326,044
4,844 Keysight Technologies, Inc.* 662,417
717 Littelfuse, Inc. 183,258
1,872 TD SYNNEX Corp. 216,029
1,304 Teledyne Technologies, Inc.* 505,926
6,769 Trimble, Inc.* 378,522
4,292 Vontier Corp. 163,954
1,117 Zebra Technologies Corp.* 345,075
5,891,574
Energy Equipment & Services (0.6%):
27,748 Baker Hughes Co. 975,897
24,507 Halliburton Co. 827,847
10,944 NOV, Inc. 208,045
39,729 Schlumberger NV 1,874,414
11,920 TechnipFMC plc 311,708
4,197,911
Entertainment (1.3%):
7,434 Electronic Arts, Inc. 1,035,779
3,507 Liberty Media Corp.-Liberty Formula One* 251,943
334 Liberty Media Corp.-Liberty Formula One* 21,453
512 Liberty Media Corp.-Liberty Live* 19,205
1,585 Liberty Media Corp.-Liberty Live* 60,658
529 Madison Square Garden Sports Corp.* 99,521
2,985 Roku, Inc.* 178,891
4,664 Take-Two Interactive Software, Inc.* 725,205
1,892 TKO Group Holdings, Inc. 204,317
51,080 Walt Disney Co. (The) 5,071,733
67,975 Warner Bros Discovery, Inc.* 505,734
8,174,439
Financial Services (4.4%):
6,331 Affirm Holdings, Inc.* 191,260
3,656 Apollo Global Management, Inc. 431,664
50,907 Berkshire Hathaway, Inc., Class B 20,708,968
8,926 Block, Inc.* 575,638
1,201 Euronet Worldwide, Inc.* 124,303
15,626 Fidelity National Information Services, Inc. 1,177,575
11,046 Fiserv, Inc.* 1,646,296
7,076 Global Payments, Inc. 684,249
2,016 Jack Henry & Associates, Inc. 334,696
7,414 MGIC Investment Corp. 159,772
29,094 PayPal Holdings, Inc.* 1,688,325
2,385 Rocket Cos., Inc., Class A* 32,675
2,936 Voya Financial, Inc. 208,896
6,778 Western Union Co. (The) 82,827
Shares Value
Common Stocks, continued
Financial Services, continued
1,052 WEX, Inc.* $ 186,351
28,233,495
Food Products (1.5%):
13,707 Archer-Daniels-Midland Co. 828,588
3,915 Bunge Global SA 418,004
5,659 Campbell Soup Co. 255,730
13,245 Conagra Brands, Inc. 376,423
4,369 Darling Ingredients, Inc.* 160,561
5,027 Flowers Foods, Inc. 111,599
922 Freshpet, Inc.* 119,297
15,701 General Mills, Inc. 993,245
3,531 Hershey Co. (The) 649,104
8,059 Hormel Foods Corp. 245,719
1,814 Ingredion, Inc. 208,066
2,868 JM Smucker Co. (The) 312,727
7,288 Kellanova 420,372
24,139 Kraft Heinz Co. (The) 777,759
2,715 Lamb Weston Holdings, Inc. 228,277
7,002 McCormick & Co., Inc. 496,722
37,240 Mondelez International, Inc., Class A 2,436,986
925 Pilgrim's Pride Corp.* 35,603
1,358 Post Holdings, Inc.* 141,449
7 Seaboard Corp. 22,125
7,819 Tyson Foods, Inc., Class A 446,778
9,685,134
Gas Utilities (0.1%):
4,181 Atmos Energy Corp. 487,714
2,532 National Fuel Gas Co. 137,209
5,832 UGI Corp. 133,553
758,476
Ground Transportation (1.0%):
283 Avis Budget Group, Inc. 29,579
53,413 CSX Corp. 1,786,665
2,308 JB Hunt Transport Services, Inc. 369,280
4,349 Knight-Swift Transportation Holdings, Inc. 217,102
989 Landstar System, Inc. 182,451
3,120 Lyft, Inc., Class A* 43,992
6,283 Norfolk Southern Corp. 1,348,897
1,197 Ryder System, Inc. 148,284
306 Saia, Inc.* 145,133
1,941 Schneider National, Inc., Class B 46,895
1,699 U-Haul Holding Co. 101,974
8,839 Union Pacific Corp. 1,999,912
6,420,164
Health Care Equipment & Supplies (3.3%):
48,104 Abbott Laboratories 4,998,487
862 Align Technology, Inc.* 208,113
14,155 Baxter International, Inc. 473,485
8,039 Becton Dickinson & Co. 1,878,795
40,847 Boston Scientific Corp.* 3,145,627
5,425 Cooper Cos., Inc. (The)* 473,602
5,752 DENTSPLY SIRONA, Inc. 143,282
13,445 Edwards Lifesciences Corp.* 1,241,915
1,388 Enovis Corp.* 62,737
5,182 Envista Holdings Corp.* 86,177
10,738 GE HealthCare Technologies, Inc. 836,705

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
3,112 Globus Medical, Inc.* $ 213,141
6,424 Hologic, Inc.* 476,982
571 Masimo Corp.* 71,912
36,967 Medtronic plc 2,909,672
1,752 QuidelOrtho Corp.* 58,201
2,938 ResMed, Inc. 562,392
2,740 STERIS plc 601,540
7,075 Stryker Corp. 2,407,269
1,309 Teleflex, Inc. 275,322
5,683 Zimmer Biomet Holdings, Inc. 616,776
21,742,132
Health Care Providers & Services (4.2%):
2,681 Acadia Healthcare Co., Inc.* 181,075
939 Amedisys, Inc.* 86,200
2,749 Cardinal Health, Inc. 270,282
14,830 Centene Corp.* 983,229
371 Chemed Corp. 201,297
7,046 Cigna Group (The) 2,329,196
35,078 CVS Health Corp. 2,071,707
5,432 Elevance Health, Inc. 2,943,384
2,858 Encompass Health Corp. 245,188
4,058 HCA Healthcare, Inc. 1,303,754
3,551 Henry Schein, Inc.* 227,619
3,352 Humana, Inc. 1,252,475
2,336 Labcorp Holdings, Inc. 475,399
2,079 McKesson Corp. 1,214,219
596 Molina Healthcare, Inc.* 177,191
3,302 Premier, Inc., Class A 61,648
3,085 Quest Diagnostics, Inc. 422,275
5,224 R1 RCM, Inc.* 65,613
3,853 Solventum Corp.* 203,747
2,695 Tenet Healthcare Corp.* 358,516
23,838 UnitedHealth Group, Inc. 12,139,740
1,609 Universal Health Services, Inc., Class B 297,552
27,511,306
Health Care REITs (0.5%):
11,218 Healthcare Realty Trust, Inc. 184,873
19,704 Healthpeak Properties, Inc. 386,198
17,159 Medical Properties Trust, Inc.^ 73,955
7,213 Omega Healthcare Investors, Inc. 247,045
11,210 Ventas, Inc. 574,625
16,455 Welltower, Inc. 1,715,434
3,182,130
Health Care Technology (0.0%
†
):
1,478 Certara, Inc.* 20,470
2,123 Doximity, Inc., Class A* 59,381
79,851
Hotel & Resort REITs (0.1%):
19,372 Host Hotels & Resorts, Inc. 348,309
6,446 Park Hotels & Resorts, Inc. 96,561
444,870
Hotels, Restaurants & Leisure (1.9%):
7,188 Aramark 244,536
58 Booking Holdings, Inc. 229,767
2,148 Boyd Gaming Corp. 118,355
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
5,978 Caesars Entertainment, Inc.* $ 237,566
27,740 Carnival Corp.* 519,293
1,562 Darden Restaurants, Inc. 236,362
629 Domino's Pizza, Inc. 324,772
1,225 DoorDash, Inc., Class A* 133,255
1,539 Dutch Bros, Inc., Class A* 63,715
3,326 Hilton Worldwide Holdings, Inc. 725,733
1,041 Hyatt Hotels Corp., Class A 158,149
6,531 Marriott International, Inc., Class A 1,579,000
927 Marriott Vacations Worldwide Corp. 80,946
18,757 McDonald's Corp. 4,780,034
6,778 MGM Resorts International* 301,214
4,711 Penn Entertainment, Inc.* 91,181
1,255 Planet Fitness, Inc., Class A* 92,355
4,304 Royal Caribbean Cruises, Ltd.* 686,187
7,058 Starbucks Corp. 549,465
1,387 Travel + Leisure Co. 62,387
169 Vail Resorts, Inc. 30,442
2,435 Wendy's Co. (The) 41,298
1,991 Wyndham Hotels & Resorts, Inc. 147,334
2,627 Wynn Resorts, Ltd. 235,116
4,825 Yum! Brands, Inc. 639,119
12,307,581
Household Durables (0.8%):
8,244 D.R. Horton, Inc. 1,161,827
4,305 Garmin, Ltd. 701,371
4,046 Leggett & Platt, Inc. 46,367
6,704 Lennar Corp., Class A 1,004,729
370 Lennar Corp., Class B 51,589
1,475 Mohawk Industries, Inc.* 167,545
10,966 Newell Brands, Inc. 70,292
79 NVR, Inc.* 599,496
5,814 PulteGroup, Inc. 640,121
1,475 SharkNinja, Inc. 110,846
2,883 Toll Brothers, Inc. 332,064
812 TopBuild Corp.* 312,839
1,554 Whirlpool Corp. 158,819
5,357,905
Household Products (1.7%):
3,666 BJ's Wholesale Club Holdings, Inc.* 322,021
6,782 Church & Dwight Co., Inc. 703,158
10,169 Colgate-Palmolive Co. 986,800
5,507 Kimberly-Clark Corp. 761,067
50,990 Procter & Gamble Co. (The) 8,409,271
1,638 Reynolds Consumer Products, Inc. 45,831
893 Spectrum Brands Holdings, Inc. 76,736
11,304,884
Independent Power and Renewable Electricity Producers
(0.1%):
19,711 AES Corp. (The) 346,322
3,951 Brookfield Renewable Corp. ADR, Class A 112,129
1,184 Clearway Energy, Inc., Class A 26,830
2,799 Clearway Energy, Inc., Class C 69,107
554,388
Industrial Conglomerates (1.3%):
12,508 3M Co. 1,278,192

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Industrial Conglomerates, continued
23,765 General Electric Co. $ 3,777,922
15,314 Honeywell International, Inc. 3,270,152
8,326,266
Industrial REITs (0.6%):
8,307 Americold Realty Trust, Inc. 212,161
1,358 EastGroup Properties, Inc. 230,996
3,960 First Industrial Realty Trust, Inc. 188,139
25,697 Prologis, Inc. 2,886,030
5,993 Rexford Industrial Realty, Inc. 267,228
5,029 STAG Industrial, Inc. 181,346
3,965,900
Insurance (3.9%):
15,901 Aflac, Inc. 1,420,118
6,163 Allstate Corp. (The) 983,984
2,103 American Financial Group, Inc. 258,711
18,735 American International Group, Inc. 1,390,886
5,459 Aon plc, Class A 1,602,653
10,028 Arch Capital Group, Ltd.* 1,011,725
5,586 Arthur J. Gallagher & Co. 1,448,506
1,446 Assurant, Inc. 240,397
1,473 Assured Guaranty, Ltd. 113,642
2,158 Axis Capital Holdings, Ltd. 152,463
1,632 Brighthouse Financial, Inc.* 70,731
3,718 Brown & Brown, Inc. 332,426
11,252 Chubb, Ltd. 2,870,160
4,256 Cincinnati Financial Corp. 502,634
546 CNA Financial Corp. 25,154
1,001 Everest Group, Ltd. 381,401
7,261 Fidelity National Financial, Inc. 358,839
2,949 First American Financial Corp. 159,098
2,695 Globe Life, Inc. 221,745
948 Hanover Insurance Group, Inc. (The) 118,917
8,253 Hartford Financial Services Group, Inc. (The) 829,757
1,875 Kemper Corp. 111,244
4,835 Lincoln National Corp. 150,368
5,035 Loews Corp. 376,316
273 Markel Group, Inc.* 430,155
11,833 Marsh & McLennan Cos., Inc. 2,493,450
16,575 MetLife, Inc. 1,163,399
7,002 Old Republic International Corp. 216,362
960 Primerica, Inc. 227,117
6,485 Principal Financial Group, Inc. 508,748
2,552 Progressive Corp. (The) 530,076
9,993 Prudential Financial, Inc. 1,171,080
1,826 Reinsurance Group of America, Inc. 374,823
1,441 RenaissanceRe Holdings, Ltd. 322,078
932 RLI Corp. 131,123
6,352 Travelers Cos., Inc. (The) 1,291,616
5,286 Unum Group 270,167
5,746 W R Berkley Corp. 451,521
77 White Mountains Insurance Group, Ltd. 139,944
2,770 Willis Towers Watson plc 726,128
25,579,662
Interactive Media & Services (0.1%):
2,387 IAC, Inc.* 111,831
7,358 Match Group, Inc.* 223,536
3,372 TripAdvisor, Inc.* 60,056
Shares Value
Common Stocks, continued
Interactive Media & Services, continued
8,673 ZoomInfo Technologies, Inc.* $ 110,754
506,177
IT Services (2.0%):
17,451 Accenture plc, Class A 5,294,808
4,185 Akamai Technologies, Inc.* 376,985
3,183 Amdocs, Ltd. 251,202
13,837 Cognizant Technology Solutions Corp., Class A 940,916
5,645 DXC Technology Co.* 107,763
1,447 EPAM Systems, Inc.* 272,195
290 Globant SA* 51,696
25,513 International Business Machines Corp. 4,412,473
6,576 Kyndryl Holdings, Inc.* 173,015
2,376 Okta, Inc.* 222,417
3,882 Twilio, Inc., Class A* 220,537
2,254 VeriSign, Inc.* 400,761
12,724,768
Leisure Products (0.1%):
1,927 Brunswick Corp. 140,228
487 Hasbro, Inc. 28,489
9,522 Mattel, Inc.* 154,828
1,471 Polaris, Inc. 115,194
1,662 YETI Holdings, Inc.* 63,405
502,144
Life Sciences Tools & Services (2.5%):
8,143 Agilent Technologies, Inc. 1,055,577
18,852 Avantor, Inc.* 399,663
1,511 Azenta, Inc.* 79,509
537 Bio-Rad Laboratories, Inc., Class A 146,660
4,317 Bio-Techne Corp. 309,313
1,067 Bruker Corp. 68,085
1,420 Charles River Laboratories International, Inc.* 293,344
18,411 Danaher Corp. 4,599,988
2,568 Fortrea Holdings, Inc.* 59,937
4,428 Illumina, Inc.* 462,195
4,444 IQVIA Holdings, Inc.* 939,639
587 Mettler-Toledo International, Inc.* 820,385
6,140 QIAGEN NV* 252,293
1,327 Repligen Corp.* 167,282
3,420 Revvity, Inc. 358,621
3,490 Sotera Health Co.* 41,426
10,621 Thermo Fisher Scientific, Inc. 5,873,413
639 Waters Corp.* 185,387
793 West Pharmaceutical Services, Inc. 261,206
16,373,923
Machinery (3.5%):
1,730 AGCO Corp. 169,332
2,482 Allison Transmission Holdings, Inc. 188,384
11,667 Caterpillar, Inc. 3,886,278
24,264 CNH Industrial NV 245,794
1,359 Crane Co. 197,028
3,798 Cummins, Inc. 1,051,780
7,084 Deere & Co. 2,646,795
3,337 Donaldson Co., Inc. 238,796
3,812 Dover Corp. 687,875
1,572 Esab Corp. 148,444
3,649 Flowserve Corp. 175,517

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Machinery, continued
9,782 Fortive Corp. $ 724,846
3,877 Gates Industrial Corp. plc* 61,295
4,649 Graco, Inc. 368,573
2,063 IDEX Corp. 415,076
5,146 Illinois Tool Works, Inc. 1,219,396
11,219 Ingersoll Rand, Inc. 1,019,134
2,290 ITT, Inc. 295,822
1,106 Lincoln Electric Holdings, Inc. 208,636
1,480 Middleby Corp. (The)* 181,463
1,577 Nordson Corp. 365,769
1,802 Oshkosh Corp. 194,977
11,231 Otis Worldwide Corp. 1,081,096
14,300 PACCAR, Inc. 1,472,042
3,557 Parker-Hannifin Corp. 1,799,166
4,799 Pentair plc 367,939
790 RBC Bearings, Inc.* 213,126
1,438 Snap-on, Inc. 375,879
4,272 Stanley Black & Decker, Inc. 341,290
1,945 Timken Co. (The) 155,853
2,902 Toro Co. (The) 271,366
4,863 Westinghouse Air Brake Technologies Corp. 768,597
6,717 Xylem, Inc. 911,027
22,448,391
Marine Transportation (0.0%
†
):
1,577 Kirby Corp.* 188,814
Media (1.1%):
2,608 Charter Communications, Inc., Class A* 779,688
108,231 Comcast Corp., Class A 4,238,326
6,608 Fox Corp., Class A 227,117
3,853 Fox Corp., Class B 123,373
10,471 Interpublic Group of Cos., Inc. (The) 304,601
335 Liberty Broadband Corp., Class A* 18,291
2,316 Liberty Broadband Corp., Class C* 126,963
4,559 Liberty Media Corp.-Liberty SiriusXM* 101,028
2,062 Liberty Media Corp.-Liberty SiriusXM* 45,673
4,468 New York Times Co. (The), Class A 228,806
10,577 News Corp., Class A 291,608
3,460 News Corp., Class B 98,229
527 Nexstar Media Group, Inc. 87,487
5,381 Omnicom Group, Inc. 482,676
33 Paramount Global, Class A^ 607
16,192 Paramount Global, Class B 168,235
21,218 Sirius XM Holdings, Inc. 60,047
7,382,755
Metals & Mining (1.0%):
4,960 Alcoa Corp. 197,309
3,429 ATI, Inc.* 190,138
8,755 Cleveland-Cliffs, Inc.* 134,739
39,795 Freeport-McMoRan, Inc. 1,934,037
3,553 MP Materials Corp.*^ 45,230
32,095 Newmont Corp. 1,343,818
6,664 Nucor Corp. 1,053,445
1,587 Reliance, Inc. 453,247
1,825 Royal Gold, Inc. 228,417
4,131 Steel Dynamics, Inc. 534,965
Shares Value
Common Stocks, continued
Metals & Mining, continued
6,193 United States Steel Corp. $ 234,095
6,349,440
Mortgage Real Estate Investment Trusts (REITs) (0.1%):
18,499 AGNC Investment Corp.^ 176,480
13,855 Annaly Capital Management, Inc. 264,076
13,417 Rithm Capital Corp. 146,380
8,548 Starwood Property Trust, Inc. 161,899
748,835
Multi-Utilities (1.2%):
7,396 Ameren Corp. 525,929
17,609 CenterPoint Energy, Inc. 545,527
8,273 CMS Energy Corp. 492,492
9,628 Consolidated Edison, Inc. 860,936
23,299 Dominion Energy, Inc. 1,141,651
5,747 DTE Energy Co. 637,974
12,448 NiSource, Inc. 358,627
13,863 Public Service Enterprise Group, Inc. 1,021,703
17,613 Sempra 1,339,645
8,792 WEC Energy Group, Inc. 689,820
7,614,304
Office REITs (0.2%):
4,815 Alexandria Real Estate Equities, Inc. 563,211
4,352 BXP, Inc. 267,909
4,629 Cousins Properties, Inc. 107,161
2,992 Highwoods Properties, Inc. 78,600
3,559 Kilroy Realty Corp. 110,934
4,726 Vornado Realty Trust 124,246
1,252,061
Oil, Gas & Consumable Fuels (6.9%):
6,367 Antero Midstream Corp. 93,850
8,464 Antero Resources Corp.* 276,180
10,057 APA Corp. 296,078
3,122 Cheniere Energy, Inc. 545,819
3,648 Chesapeake Energy Corp. 299,829
47,917 Chevron Corp. 7,495,177
1,717 Chord Energy Corp. 287,907
2,014 Civitas Resources, Inc. 138,966
32,587 ConocoPhillips 3,727,301
20,622 Coterra Energy, Inc. 549,989
17,493 Devon Energy Corp. 829,168
4,943 Diamondback Energy, Inc. 989,539
2,834 DT Midstream, Inc. 201,299
15,999 EOG Resources, Inc. 2,013,794
12,181 EQT Corp. 450,453
124,816 Exxon Mobil Corp. 14,368,818
2,742 Hess Corp. 404,500
4,500 HF Sinclair Corp. 240,030
53,894 Kinder Morgan, Inc. 1,070,874
15,877 Marathon Oil Corp. 455,194
9,793 Marathon Petroleum Corp. 1,698,890
3,019 Matador Resources Co. 179,932
17,716 Occidental Petroleum Corp. 1,116,639
16,222 ONEOK, Inc. 1,322,904
7,455 Ovintiv, Inc. 349,416
13,736 Permian Resources Corp. 221,836
11,781 Phillips 66 1,663,124

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,958 Range Resources Corp. $ 233,302
30,483 Southwestern Energy Co.* 205,151
9,064 Valero Energy Corp. 1,420,873
1,797 Viper Energy, Inc. 67,441
33,834 Williams Cos., Inc. (The) 1,437,945
44,652,218
Paper & Forest Products (0.0%
†
):
541 Louisiana-Pacific Corp. 44,541
Passenger Airlines (0.3%):
3,458 Alaska Air Group, Inc.* 139,703
16,883 American Airlines Group, Inc.* 191,285
17,907 Delta Air Lines, Inc. 849,508
16,607 Southwest Airlines Co. 475,126
9,100 United Airlines Holdings, Inc.* 442,806
2,098,428
Personal Care Products (0.3%):
3,622 BellRing Brands, Inc.* 206,961
10,698 Coty, Inc., Class A* 107,194
4,095 Estee Lauder Cos., Inc. (The) 435,708
53,237 Kenvue, Inc. 967,849
1,717,712
Pharmaceuticals (2.9%):
56,408 Bristol-Myers Squibb Co. 2,342,624
5,008 Catalent, Inc.* 281,600
13,441 Elanco Animal Health, Inc.* 193,954
686 Jazz Pharmaceuticals plc* 73,217
1,005 Jazz Pharmaceuticals plc* 107,264
67,090 Johnson & Johnson 9,805,874
7,076 Organon & Co. 146,473
4,233 Perrigo Co. plc 108,704
157,678 Pfizer, Inc. 4,411,831
11,312 Royalty Pharma plc, Class A 298,297
32,989 Viatris, Inc. 350,673
2,226 Zoetis, Inc. 385,899
18,506,410
Professional Services (0.8%):
823 Automatic Data Processing, Inc. 196,442
283 Broadridge Financial Solutions, Inc. 55,751
613 CACI International, Inc., Class A* 263,670
14,382 Clarivate plc* 81,834
1,527 Concentrix Corp. 96,629
3,683 Dayforce, Inc.* 182,677
9,034 Dun & Bradstreet Holdings, Inc. 83,655
2,728 Equifax, Inc. 661,431
977 FTI Consulting, Inc.* 210,573
4,016 Genpact, Ltd. 129,275
3,465 Jacobs Solutions, Inc. 484,095
3,381 KBR, Inc. 216,857
3,747 Leidos Holdings, Inc. 546,612
1,278 ManpowerGroup, Inc. 89,204
1,271 Parsons Corp.* 103,980
5,731 Paychex, Inc. 679,467
524 Paycom Software, Inc. 74,953
838 Paycor HCM, Inc.* 10,643
2,776 Robert Half, Inc. 177,608
Shares Value
Common Stocks, continued
Professional Services, continued
1,420 Science Applications International Corp. $ 166,921
5,973 SS&C Technologies Holdings, Inc. 374,328
5,086 TransUnion 377,178
5,263,783
Real Estate Management & Development (0.3%):
8,503 CBRE Group, Inc., Class A* 757,702
11,283 CoStar Group, Inc.* 836,522
1,072 Howard Hughes Holdings, Inc.* 69,487
906 Jones Lang LaSalle, Inc.* 185,984
1,473 Zillow Group, Inc., Class A* 66,344
4,408 Zillow Group, Inc., Class C* 204,487
2,120,526
Residential REITs (0.8%):
9,384 American Homes 4 Rent, Class A 348,709
3,943 AvalonBay Communities, Inc. 815,767
2,876 Camden Property Trust 313,800
5,122 Equity LifeStyle Properties, Inc. 333,596
10,500 Equity Residential 728,070
1,774 Essex Property Trust, Inc. 482,883
17,011 Invitation Homes, Inc. 610,525
3,228 Mid-America Apartment Communities, Inc. 460,345
3,428 Sun Communities, Inc. 412,526
9,075 UDR, Inc. 373,436
4,879,657
Retail REITs (0.6%):
2,722 Agree Realty Corp. 168,601
8,952 Brixmor Property Group, Inc. 206,702
2,288 Federal Realty Investment Trust 231,019
18,310 Kimco Realty Corp. 356,313
4,954 NNN REIT, Inc. 211,040
23,960 Realty Income Corp. 1,265,567
5,109 Regency Centers Corp. 317,780
6,692 Simon Property Group, Inc. 1,015,845
3,772,867
Semiconductors & Semiconductor Equipment (3.9%):
15,222 Advanced Micro Devices, Inc.* 2,469,161
2,090 Allegro MicroSystems, Inc.* 59,022
3,133 Amkor Technology, Inc. 125,383
13,780 Analog Devices, Inc. 3,145,423
1,874 Applied Materials, Inc. 442,245
582 Astera Labs, Inc.* 35,217
1,494 Cirrus Logic, Inc.* 190,724
2,964 First Solar, Inc.* 668,263
2,283 GLOBALFOUNDRIES, Inc.* 115,428
118,512 Intel Corp. 3,670,317
1,550 MACOM Technology Solutions Holdings, Inc.* 172,778
21,920 Marvell Technology, Inc. 1,532,208
14,741 Microchip Technology, Inc. 1,348,801
30,656 Micron Technology, Inc. 4,032,184
1,748 MKS Instruments, Inc. 228,254
11,934 ON Semiconductor Corp.* 818,076
1,011 Onto Innovation, Inc.* 221,975
2,677 Qorvo, Inc.* 310,639
1,926 QUALCOMM, Inc. 383,621
4,464 Skyworks Solutions, Inc. 475,773
379 Teradyne, Inc. 56,202

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
11
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
22,251 Texas Instruments, Inc. $ 4,328,487
643 Universal Display Corp. 135,191
4,106 Wolfspeed, Inc.* 93,452
25,058,824
Software (1.1%):
2,425 ANSYS, Inc.* 779,638
747 Aspen Technology, Inc.* 148,377
2,138 BILL Holdings, Inc.* 112,502
10,677 CCC Intelligent Solutions Holdings, Inc.* 118,622
1,713 Dolby Laboratories, Inc., Class A 135,721
1,756 DoubleVerify Holdings, Inc.* 34,189
4,803 Dropbox, Inc., Class A* 107,923
103 Fair Isaac Corp.* 153,332
3,229 Fortinet, Inc.* 194,612
15,643 Gen Digital, Inc. 390,762
1,240 Guidewire Software, Inc.* 170,984
448 HashiCorp, Inc., Class A* 15,093
1,775 Informatica, Inc., Class A* 54,812
407 MicroStrategy, Inc.* 560,634
874 nCino, Inc.* 27,487
4,833 Nutanix, Inc., Class A* 274,756
1,293 PTC, Inc.* 234,899
2,969 Roper Technologies, Inc. 1,673,507
3,964 Salesforce, Inc. 1,019,144
5,569 SentinelOne, Inc., Class A* 117,227
177 Tyler Technologies, Inc.* 88,992
1,367 UiPath, Inc., Class A* 17,334
5,390 Unity Software, Inc.* 87,641
6,928 Zoom Video Communications, Inc., Class A* 410,068
6,928,256
Specialized REITs (1.5%):
12,086 Crown Castle, Inc. 1,180,802
6,219 CubeSmart 280,912
8,978 Digital Realty Trust, Inc. 1,365,105
2,252 EPR Properties 94,539
2,494 Equinix, Inc. 1,886,961
5,814 Extra Space Storage, Inc. 903,554
7,239 Gaming and Leisure Properties, Inc. 327,275
3,495 Iron Mountain, Inc. 313,222
1,810 Lamar Advertising Co., Class A 216,349
1,991 National Storage Affiliates Trust 82,069
3,728 Public Storage 1,072,359
4,571 Rayonier, Inc. 132,970
2,932 SBA Communications Corp. 575,552
28,980 VICI Properties, Inc. 829,987
20,263 Weyerhaeuser Co. 575,267
9,836,923
Specialty Retail (1.7%):
1,718 Advance Auto Parts, Inc. 108,801
716 AutoNation, Inc.* 114,116
42 AutoZone, Inc. 124,492
6,254 Bath & Body Works, Inc. 244,219
5,992 Best Buy Co., Inc. 505,066
4,064 CarMax, Inc.* 298,054
1,905 Carvana Co.* 245,211
1,438 Dick's Sporting Goods, Inc. 308,954
308 Five Below, Inc.* 33,563
Shares Value
Common Stocks, continued
Specialty Retail, continued
1,853 Floor & Decor Holdings, Inc., Class A* $ 184,207
7,930 GameStop Corp., Class A* 195,792
6,032 Gap, Inc. (The) 144,104
5,572 Home Depot, Inc. (The) 1,918,105
753 Lithia Motors, Inc. 190,095
15,924 Lowe's Cos., Inc. 3,510,605
127 O'Reilly Automotive, Inc.* 134,120
557 Penske Automotive Group, Inc. 83,004
302 RH* 73,821
7,033 Ross Stores, Inc. 1,022,035
12,889 TJX Cos., Inc. (The) 1,419,079
178 Ulta Beauty, Inc.* 68,685
2,566 Wayfair, Inc., Class A* 135,305
722 Williams-Sonoma, Inc. 203,871
11,265,304
Technology Hardware, Storage & Peripherals (0.5%):
5,799 Dell Technologies, Inc., Class C 799,740
36,069 Hewlett Packard Enterprise Co. 763,581
20,886 HP, Inc. 731,428
3,162 NetApp, Inc. 407,265
1,032 Pure Storage, Inc., Class A* 66,265
9,070 Western Digital Corp.* 687,234
3,455,513
Textiles, Apparel & Luxury Goods (0.4%):
3,366 Amer Sports, Inc.* 42,311
689 Birkenstock Holding plc* 37,488
3,007 Capri Holdings, Ltd.* 99,472
1,080 Carter's, Inc. 66,928
1,049 Columbia Sportswear Co. 82,955
1,355 Crocs, Inc.* 197,749
12,778 NIKE, Inc., Class B 963,078
1,581 PVH Corp. 167,380
1,068 Ralph Lauren Corp. 186,964
3,430 Skechers USA, Inc., Class A* 237,082
6,626 Tapestry, Inc. 283,526
6,770 Under Armour, Inc., Class A* 45,156
7,090 Under Armour, Inc., Class C* 46,298
10,119 VF Corp. 136,606
2,592,993
Tobacco (1.0%):
47,796 Altria Group, Inc. 2,177,108
43,234 Philip Morris International, Inc. 4,380,901
6,558,009
Trading Companies & Distributors (0.5%):
2,858 Air Lease Corp. 135,841
1,582 Core & Main, Inc., Class A* 77,423
2,498 Fastenal Co. 156,974
5,247 Ferguson plc 1,016,081
1,458 MSC Industrial Direct Co., Inc. 115,634
758 SiteOne Landscape Supply, Inc.* 92,029
1,400 United Rentals, Inc. 905,422
158 W.W. Grainger, Inc. 142,554
961 Watsco, Inc. 445,174
1,212 WESCO International, Inc. 192,126
3,279,258

AZL Russell 1000 Value Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
12
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024.
Shares Value
Common Stocks, continued
Water Utilities (0.1%):
5,422 American Water Works Co., Inc. $ 700,306
6,998 Essential Utilities, Inc. 261,235
961,541
Wireless Telecommunication Services (0.4%):
13,456 T-Mobile US, Inc. 2,370,678
Total Common Stocks (Cost $447,297,631) 644,943,144
Affiliated Investment Company (0.1%):
Money Market (0.1%):
747,357 BlackRock Liquidity FedFund, Institutional Class
+
(a)
(b) 747,357
Total Affiliated Investment Company (Cost $747,357) 747,357
Shares Value
Unaffiliated Investment Company (0.7%):
Money Markets (0.7%):
4,359,437 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(b) $ 4,359,437
Total Unaffiliated Investment Company (Cost $4,359,437) 4,359,437
Total Investment Securities
(Cost $452,404,425) — 100.2% 650,049,938
Net other assets (liabilities) — (0.2)% (1,207,372)
Net Assets — 100.0% $ 648,842,566
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $593,264.
† Represents less than 0.05%.
+
Affiliated Securities.
(a) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(b) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 8 $ 2,208,600 $ (2,887)
S&P Midcap 400 E-Mini September Futures (U.S. Dollar) 9/20/24 10 2,958,100 9,706
$ 6,819

AZL Russell 1000 Value Index Fund
13
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 451,265,612
Investments in affiliates, at cost 1,138,813
Investments in non-affiliates, at value(a) $ 646,817,202
Investments in affiliates, at value 3,232,736
Deposit at broker for futures contracts collateral 248,745
Interest and dividends receivable 628,569
Receivable for capital shares issued 4,779
Receivable for investments sold 83,606,677
Receivable for variation margin on futures contracts 5,200
Prepaid expenses 1,171
Reclaims receivable 9,218
Total Assets 734,554,297
Liabilities:
Payable for investments purchased 84,255,380
Payable for capital shares redeemed 234,850
Payable for collateral received on loaned securities 747,357
Management fees payable 187,321
Administration fees payable 28,900
Distribution fees payable 97,503
Custodian fees payable 8,987
Administrative and compliance services fees payable 2,213
Transfer agent fees payable 4,214
Trustee fees payable 4,927
Other accrued liabilities 140,079
Total Liabilities 85,711,731
Commitments and contingent liabilities^
Net Assets
$ 648,842,566
Net Assets Consist of:
Paid in capital $ 384,950,237
Total distributable earnings 263,892,329
Net Assets
$ 648,842,566
Class 1
Net Assets $ 175,768,051
Shares of beneficial interest (unlimited number of shares authorized, no par value) 20,055,746
Net Asset Value (offering and redemption price per share) $ 8.76
Class 2
Net Assets $ 473,074,515
Shares of beneficial interest (unlimited number of shares authorized, no par value) 35,042,276
Net Asset Value (offering and redemption price per share) $ 13.50
(a) Includes securities on loan of $593,264.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends from non-affiliates $ 7,298,335
Dividends from affiliates 47,216
Interest 4,812
Income from securities lending 19,732
Foreign withholding tax (903)
Total Investment Income 7,369,192
Expenses:
Management fees 1,448,016
Administration fees 106,407
Distribution fees - Class 2 600,537
Custodian fees 10,710
Administrative and compliance services fees 3,571
Transfer agent fees 7,521
Trustee fees 14,451
Professional fees 19,227
Licensing fees 62,233
Shareholder reports 5,743
Other expenses 8,024
Total expenses before reductions 2,286,440
Less expense contractually waived/reimbursed by the Manager (296,183)
Net expenses 1,990,257
Net Investment Income/(Loss)
5,378,935
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 30,477,689
Net realized gains/(losses) on affiliated transactions 166,814
Net realized gains/(losses) on futures contracts 361,789
Change in net unrealized appreciation/depreciation on securities and foreign currencies 4,803,776
Change in net unrealized appreciation/depreciation on affiliated transactions (283,667)
Change in net unrealized appreciation/depreciation on futures contracts (126,423)
Net realized and Change in net unrealized gains/losses on
investments
35,399,978
Change in Net Assets Resulting From Operations
$ 40,778,913

AZL Russell 1000 Value Index Fund
14
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 5,378,935 $ 12,265,764
Net realized gains/(losses) on investments 31,006,292 28,060,741
Change in unrealized appreciation/depreciation on investments 4,393,686 30,011,736
Change in net assets resulting from operations 40,778,913 70,338,241
Distributions to Shareholders:
Class 1 — (20,137,771)
Class 2 — (35,346,468)
Change in net assets resulting from distributions to shareholders — (55,484,239)
Capital Transactions:
Class 1
Proceeds from shares issued 546,693 1,373,156
Proceeds from dividends reinvested — 20,137,771
Value of shares redeemed (13,779,121) (23,643,914)
Total Class 1 Shares (13,232,428) (2,132,987)
Class 2
Proceeds from shares issued 538,858 4,296,581
Proceeds from dividends reinvested — 35,346,468
Value of shares redeemed (39,303,163) (319,862,444)
Total Class 2 Shares (38,764,305) (280,219,395)
Change in net assets resulting from capital transactions (51,996,733) (282,352,382)
Change in net assets (11,217,820) (267,498,380)
Net Assets:
Beginning of period 660,060,386 927,558,766
End of period $ 648,842,566 $ 660,060,386
Share Transactions:
Class 1
Shares issued 65,638 157,406
Dividends reinvested — 2,728,695
Shares redeemed (1,613,056) (2,807,455)
Total Class 1 Shares (1,547,418) 78,646
Class 2
Shares issued 41,436 342,196
Dividends reinvested — 3,106,016
Shares redeemed (2,970,208) (25,873,822)
Total Class 2 Shares (2,928,772) (22,425,610)
Change in shares (4,476,190) (22,346,964)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Russell 1000 Value Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
15
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 8.23  $ 8.40  $ 10.98  $ 9.02  $ 9.75  $ 8.55
Investment Activities:
Net Investment Income/(Loss)(a) 0.08  0.16  0.17  0.16  0.18  0.21
Net Realized and Unrealized Gains/(Losses) on
Investments 0.45  0.71  (1.14) 2.04  (0.06) 1.94
Total from Investment Activities 0.53  0.87  (0.97) 2.20  0.12  2.15
Distributions to Shareholders From:
Net Investment Income —  (0.33) (0.22) (0.20) (0.27) (0.30)
Net Realized Gains —  (0.71) (1.39) (0.04) (0.58) (0.65)
Total Dividends —  (1.04) (1.61) (0.24) (0.85) (0.95)
Net Asset Value, End of Period
$ 8.76  $ 8.23  $ 8.40  $ 10.98  $ 9.02  $ 9.75
Total Return
(b) 6.44%(c) 11.69% (7.88)% 24.55% 2.25% 26.13%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 175,768  $ 177,871  $ 180,772  $ 221,723  $ 146,474  $ 165,337
Net Investment Income/(Loss)(d) 1.82% 1.93% 1.75% 1.52% 2.08% 2.21%
Expenses Before Reductions(d)(e) 0.51% 0.51% 0.50% 0.52% 0.52% 0.51%
Expenses Net of Reductions(d) 0.42% 0.42% 0.41% 0.43% 0.43% 0.43%
Portfolio Turnover Rate(f) 13%(c) 13% 12% 38%(g) 27% 15%
Class 2
Net Asset Value, Beginning of Period
$ 12.70  $ 12.36  $ 15.28  $ 12.48  $ 13.13  $ 11.22
Investment Activities:
Net Investment Income/(Loss)(a) 0.10  0.21  0.21  0.18  0.21  0.25
Net Realized and Unrealized Gains/(Losses) on
Investments 0.70  1.11  (1.56) 2.83  (0.04) 2.57
Total from Investment Activities 0.80  1.32  (1.35) 3.01  0.17  2.82
Distributions to Shareholders From:
Net Investment Income —  (0.27) (0.18) (0.17) (0.24) (0.26)
Net Realized Gains —  (0.71) (1.39) (0.04) (0.58) (0.65)
Total Dividends —  (0.98) (1.57) (0.21) (0.82) (0.91)
Net Asset Value, End of Period
$ 13.50  $ 12.70  $ 12.36  $ 15.28  $ 12.48  $ 13.13
Total Return
(b) 6.30%(c) 11.56% (8.18)% 24.25% 2.01% 25.86%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 473,075  $ 482,189  $ 746,787  $ 997,324  $ 779,649  $ 787,403
Net Investment Income/(Loss)(d) 1.57% 1.68% 1.50% 1.27% 1.83% 1.96%
Expenses Before Reductions(d)(e) 0.76% 0.76% 0.75% 0.77% 0.77% 0.76%
Expenses Net of Reductions(d) 0.67% 0.67% 0.66% 0.68% 0.68% 0.68%
Portfolio Turnover Rate(f) 13%(c) 13% 12% 38%(g) 27% 15%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.
(g) Excludes impact of in-kind transactions.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
16
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Russell 1000
Value Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
17
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $1,919 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $747,357 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $3.0 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
18
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.35% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager waived in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations, as applicable.
At June 30, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
9,706 (2,887)
Futures Contracts Receivable for variation margin on futures contracts* $9,706 Payable for variation margin on futures contracts* $2,887
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(361,789) 126,423
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 361,789 $ (126,423)
Annual Rate* Annual Expense Limit
AZL Russell 1000 Value Index Fund, Class 1 0.44% 0.59%
AZL Russell 1000 Value Index Fund, Class 2 0.44% 0.84%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Capital Gains
Distributions
BlackRock, Inc., Class A $ 3,907,193 $ — $ (557,604) $ 166,814 $ (283,667) $ 3,232,736 4,106 $ 47,216 $ —

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
19
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 644,943,144 $ —
#
$ — $ 644,943,144
Affiliated Investment Company 747,357 — — 747,357

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
20
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk: The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $477,704,675. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Unaffiliated Investment Company $ 4,359,437 $ — $ — $ 4,359,437
Total Investment Securities 650,049,938 — — 650,049,938
Other Financial Instruments:
*
Futures Contracts 6,819 — — 6,819
Total Investments $650,056,757 $— $— $650,056,757
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have value of zero at June 30, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Russell 1000 Value Index Fund $84,959,031 $131,025,942
Unrealized appreciation $206,215,446
Unrealized (depreciation) (23,412,266)
Net unrealized appreciation/(depreciation) $182,803,180

AZL Russell 1000 Value Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
21
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 90% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Russell 1000 Value Index Fund $19,041,917 $36,442,322 $55,484,239
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Russell 1000 Value Index Fund $25,121,998 $15,188,238 $— $182,803,180 $223,113,416
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® S&P 500 Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® S&P 500 Index Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.4%):
Aerospace & Defense (1.4%):
4,344 Axon Enterprise, Inc.* $ 1,278,179
36,304 Boeing Co. (The)* 6,607,691
14,381 General Dynamics Corp. 4,172,503
24,729 Howmet Aerospace, Inc. 1,919,712
2,609 Huntington Ingalls Industries, Inc. 642,675
11,712 L3Harris Technologies, Inc. 2,630,281
13,418 Lockheed Martin Corp. 6,267,548
8,714 Northrop Grumman Corp. 3,798,868
83,954 RTX Corp. 8,428,142
11,899 Textron, Inc. 1,021,648
3,532 TransDigm Group, Inc. 4,512,519
41,279,766
Air Freight & Logistics (0.4%):
7,015 CH Robinson Worldwide, Inc. 618,162
8,878 Expeditors International of Washington, Inc. 1,107,885
14,169 FedEx Corp. 4,248,433
45,782 United Parcel Service, Inc., Class B 6,265,267
12,239,747
Automobile Components (0.1%):
17,150 Aptiv plc* 1,207,703
13,763 BorgWarner, Inc. 443,719
1,651,422
Automobiles (1.4%):
243,116 Ford Motor Co. 3,048,675
72,347 General Motors Co. 3,361,241
174,344 Tesla, Inc.* 34,499,191
40,909,107
Banks (3.2%):
427,517 Bank of America Corp. 17,002,351
119,856 Citigroup, Inc. 7,606,062
28,316 Citizens Financial Group, Inc. 1,020,226
42,576 Fifth Third Bancorp 1,553,598
88,656 Huntington Bancshares, Inc. 1,168,486
180,444 JPMorgan Chase & Co. 36,496,603
62,451 KeyCorp 887,429
10,378 M&T Bank Corp. 1,570,814
25,125 PNC Financial Services Group, Inc. (The) 3,906,435
56,373 Regions Financial Corp. 1,129,715
83,317 Truist Financial Corp. 3,236,866
98,326 US Bancorp 3,903,542
219,065 Wells Fargo & Co. 13,010,270
92,492,397
Beverages (1.3%):
12,415 Brown-Forman Corp., Class B 536,204
243,624 Coca-Cola Co. (The) 15,506,668
10,262 Constellation Brands, Inc., Class A 2,640,207
66,118 Keurig Dr Pepper, Inc. 2,208,341
11,520 Molson Coors Beverage Co., Class B 585,562
43,610 Monster Beverage Corp.* 2,178,319
86,386 PepsiCo, Inc. 14,247,643
37,902,944
Biotechnology (1.9%):
110,960 AbbVie, Inc. 19,031,859
Shares Value
Common Stocks, continued
Biotechnology, continued
33,835 Amgen, Inc. $ 10,571,746
9,154 Biogen, Inc.* 2,122,080
78,091 Gilead Sciences, Inc. 5,357,824
9,770 Incyte Corp.* 592,257
21,208 Moderna, Inc.* 2,518,450
6,687 Regeneron Pharmaceuticals, Inc.* 7,028,238
16,215 Vertex Pharmaceuticals, Inc.* 7,600,295
54,822,749
Broadline Retail (3.9%):
575,440 Amazon.com, Inc.* 111,203,780
32,620 eBay, Inc. 1,752,346
7,414 Etsy, Inc.* 437,278
113,393,404
Building Products (0.5%):
7,599 A O Smith Corp. 621,446
5,369 Allegion plc 634,347
7,543 Builders FirstSource, Inc.* 1,044,027
52,397 Carrier Global Corp. 3,305,203
42,331 Johnson Controls International plc 2,813,741
13,379 Masco Corp. 891,978
14,404 Trane Technologies plc 4,737,908
14,048,650
Capital Markets (2.8%):
6,203 Ameriprise Financial, Inc. 2,649,860
47,078 Bank of New York Mellon Corp. (The) 2,819,501
8,740 BlackRock, Inc., Class A
+
6,881,177
44,595 Blackstone, Inc. 5,520,861
6,446 Cboe Global Markets, Inc. 1,096,207
93,408 Charles Schwab Corp. (The) 6,883,235
22,436 CME Group, Inc. 4,410,918
2,510 FactSet Research Systems, Inc. 1,024,758
20,356 Franklin Resources, Inc. 454,957
20,211 Goldman Sachs Group, Inc. (The) 9,141,839
35,821 Intercontinental Exchange, Inc. 4,903,537
25,144 Invesco, Ltd. 376,154
42,117 KKR & Co., Inc. 4,432,393
2,456 MarketAxess Holdings, Inc. 492,502
9,952 Moody's Corp. 4,189,095
79,015 Morgan Stanley 7,679,468
5,037 MSCI, Inc. 2,426,575
23,559 Nasdaq, Inc. 1,419,665
12,466 Northern Trust Corp. 1,046,895
11,681 Raymond James Financial, Inc. 1,443,888
20,114 S&P Global, Inc. 8,970,844
18,747 State Street Corp. 1,387,278
14,027 T. Rowe Price Group, Inc. 1,617,453
81,269,060
Chemicals (1.4%):
13,987 Air Products and Chemicals, Inc. 3,609,346
7,229 Albemarle Corp. 690,514
6,600 Celanese Corp. 890,274
11,401 CF Industries Holdings, Inc. 845,042
43,080 Corteva, Inc. 2,323,735
44,807 Dow, Inc. 2,377,011
26,184 DuPont de Nemours, Inc. 2,107,550

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Chemicals, continued
7,370 Eastman Chemical Co. $ 722,039
15,992 Ecolab, Inc. 3,806,096
7,582 FMC Corp. 436,344
15,949 International Flavors & Fragrances, Inc. 1,518,504
30,206 Linde plc 13,254,695
15,995 LyondellBasell Industries NV, Class A 1,530,082
20,154 Mosaic Co. (The) 582,451
14,884 PPG Industries, Inc. 1,873,747
14,663 Sherwin-Williams Co. (The) 4,375,879
40,943,309
Commercial Services & Supplies (0.6%):
5,428 Cintas Corp. 3,801,011
54,404 Copart, Inc.* 2,946,520
13,017 Republic Services, Inc. 2,529,724
18,501 Rollins, Inc. 902,664
13,587 Veralto Corp. 1,297,151
22,911 Waste Management, Inc. 4,887,833
16,364,903
Communications Equipment (0.8%):
16,045 Arista Networks, Inc.* 5,623,452
254,434 Cisco Systems, Inc. 12,088,159
3,669 F5, Inc.* 631,912
19,301 Juniper Networks, Inc. 703,714
10,472 Motorola Solutions, Inc. 4,042,716
23,089,953
Construction & Engineering (0.1%):
9,270 Quanta Services, Inc. 2,355,414
Construction Materials (0.1%):
3,924 Martin Marietta Materials, Inc. 2,126,023
8,408 Vulcan Materials Co. 2,090,902
4,216,925
Consumer Finance (0.5%):
35,706 American Express Co. 8,267,724
23,832 Capital One Financial Corp. 3,299,541
15,780 Discover Financial Services 2,064,182
24,849 Synchrony Financial 1,172,624
14,804,071
Consumer Staples Distribution & Retail (1.9%):
27,868 Costco Wholesale Corp. 23,687,521
13,875 Dollar General Corp. 1,834,691
12,824 Dollar Tree, Inc.* 1,369,218
41,993 Kroger Co. (The) 2,096,710
31,627 Sysco Corp. 2,257,852
29,301 Target Corp. 4,337,720
43,532 Walgreens Boots Alliance, Inc. 526,520
268,415 Walmart, Inc. 18,174,380
54,284,612
Containers & Packaging (0.2%):
87,959 Amcor plc 860,239
4,918 Avery Dennison Corp. 1,075,321
19,521 Ball Corp. 1,171,650
22,803 International Paper Co. 983,949
5,862 Packaging Corp. of America 1,070,167
Shares Value
Common Stocks, continued
Containers & Packaging, continued
16,934 Westrock Co. $ 851,103
6,012,429
Distributors (0.1%):
8,611 Genuine Parts Co. 1,191,073
17,635 LKQ Corp. 733,440
2,549 Pool Corp. 783,384
2,707,897
Diversified Telecommunication Services (0.7%):
451,587 AT&T, Inc. 8,629,828
264,000 Verizon Communications, Inc. 10,887,360
19,517,188
Electric Utilities (1.5%):
15,750 Alliant Energy Corp. 801,675
32,721 American Electric Power Co., Inc. 2,870,940
19,788 Constellation Energy Corp. 3,962,943
48,271 Duke Energy Corp. 4,838,202
24,123 Edison International 1,732,273
13,111 Entergy Corp. 1,402,877
14,374 Evergy, Inc. 761,391
21,513 Eversource Energy 1,220,002
63,255 Exelon Corp. 2,189,255
31,741 FirstEnergy Corp. 1,214,728
129,381 NextEra Energy, Inc. 9,161,469
12,980 NRG Energy, Inc. 1,010,623
135,938 PG&E Corp. 2,373,477
7,164 Pinnacle West Capital Corp. 547,186
45,458 PPL Corp. 1,256,914
68,545 Southern Co. (The) 5,317,036
34,763 Xcel Energy, Inc. 1,856,692
42,517,683
Electrical Equipment (0.7%):
14,714 AMETEK, Inc. 2,452,971
25,250 Eaton Corp. plc 7,917,137
36,103 Emerson Electric Co. 3,977,106
17,419 GE Vernova, Inc.* 2,987,533
3,562 Generac Holdings, Inc.* 470,968
3,308 Hubbell, Inc. 1,209,008
7,233 Rockwell Automation, Inc. 1,991,100
21,005,823
Electronic Equipment, Instruments & Components (0.6%):
75,088 Amphenol Corp., Class A 5,058,679
8,455 CDW Corp. 1,892,567
48,230 Corning, Inc. 1,873,735
7,632 Jabil, Inc. 830,285
10,877 Keysight Technologies, Inc.* 1,487,430
19,169 TE Connectivity, Ltd. 2,883,593
3,110 Teledyne Technologies, Inc.* 1,206,618
14,828 Trimble, Inc.* 829,182
3,129 Zebra Technologies Corp.* 966,642
17,028,731
Energy Equipment & Services (0.3%):
63,300 Baker Hughes Co. 2,226,261
56,275 Halliburton Co. 1,900,970

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
90,312 Schlumberger NV $ 4,260,920
8,388,151
Entertainment (1.2%):
15,363 Electronic Arts, Inc. 2,140,527
9,350 Live Nation Entertainment, Inc.* 876,469
27,076 Netflix, Inc.* 18,273,051
9,926 Take-Two Interactive Software, Inc.* 1,543,393
114,552 Walt Disney Co. (The) 11,373,868
137,279 Warner Bros Discovery, Inc.* 1,021,356
35,228,664
Financial Services (3.8%):
113,756 Berkshire Hathaway, Inc., Class B* 46,275,941
35,201 Fidelity National Information Services, Inc. 2,652,747
36,444 Fiserv, Inc.* 5,431,614
16,279 Global Payments, Inc. 1,574,179
4,423 Jack Henry & Associates, Inc. 734,307
51,588 Mastercard, Inc., Class A 22,758,562
66,196 PayPal Holdings, Inc.* 3,841,354
98,913 Visa, Inc., Class A 25,961,695
109,230,399
Food Products (0.7%):
31,289 Archer-Daniels-Midland Co. 1,891,420
8,721 Bunge Global SA 931,141
13,219 Campbell Soup Co. 597,367
29,644 Conagra Brands, Inc. 842,483
34,850 General Mills, Inc. 2,204,611
9,440 Hershey Co. (The) 1,735,355
18,096 Hormel Foods Corp. 551,747
6,519 JM Smucker Co. (The) 710,832
17,384 Kellanova 1,002,709
50,037 Kraft Heinz Co. (The) 1,612,192
8,841 Lamb Weston Holdings, Inc. 743,351
15,295 McCormick & Co., Inc. 1,085,027
83,633 Mondelez International, Inc., Class A 5,472,944
18,870 Tyson Foods, Inc., Class A 1,078,232
20,459,411
Gas Utilities (0.0%
†
):
9,195 Atmos Energy Corp. 1,072,597
Ground Transportation (1.0%):
122,425 CSX Corp. 4,095,116
5,374 JB Hunt Transport Services, Inc. 859,840
14,123 Norfolk Southern Corp. 3,032,067
11,318 Old Dominion Freight Line, Inc. 1,998,759
130,260 Uber Technologies, Inc.* 9,467,297
38,210 Union Pacific Corp. 8,645,394
28,098,473
Health Care Equipment & Supplies (2.3%):
109,062 Abbott Laboratories 11,332,632
4,336 Align Technology, Inc.* 1,046,840
33,466 Baxter International, Inc. 1,119,438
18,314 Becton Dickinson & Co. 4,280,165
91,998 Boston Scientific Corp.* 7,084,766
12,142 Cooper Cos., Inc. (The)* 1,059,997
24,000 Dexcom, Inc.* 2,721,120
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
37,985 Edwards Lifesciences Corp.* $ 3,508,674
26,781 GE HealthCare Technologies, Inc. 2,086,776
14,299 Hologic, Inc.* 1,061,701
5,137 IDEXX Laboratories, Inc.* 2,502,746
4,375 Insulet Corp.* 882,875
22,302 Intuitive Surgical, Inc.* 9,921,045
83,063 Medtronic plc 6,537,889
9,299 ResMed, Inc. 1,780,015
6,108 STERIS plc 1,340,950
21,266 Stryker Corp. 7,235,756
2,836 Teleflex, Inc. 596,496
13,012 Zimmer Biomet Holdings, Inc. 1,412,192
67,512,073
Health Care Providers & Services (2.4%):
15,155 Cardinal Health, Inc. 1,490,040
10,517 Cencora, Inc. 2,369,480
34,102 Centene Corp.* 2,260,963
17,717 Cigna Group (The) 5,856,709
78,548 CVS Health Corp. 4,639,045
3,187 DaVita, Inc.* 441,623
14,605 Elevance Health, Inc. 7,913,865
12,265 HCA Healthcare, Inc. 3,940,499
7,709 Henry Schein, Inc.* 494,147
7,560 Humana, Inc. 2,824,794
5,171 Labcorp Holdings, Inc. 1,052,350
8,210 McKesson Corp. 4,794,968
3,536 Molina Healthcare, Inc.* 1,051,253
7,315 Quest Diagnostics, Inc. 1,001,277
8,339 Solventum Corp.* 440,966
57,833 UnitedHealth Group, Inc. 29,452,034
3,593 Universal Health Services, Inc., Class B 664,453
70,688,466
Health Care REITs (0.2%):
43,722 Healthpeak Properties, Inc. 856,951
24,776 Ventas, Inc. 1,270,018
37,837 Welltower, Inc. 3,944,507
6,071,476
Hotel & Resort REITs (0.0%
†
):
46,489 Host Hotels & Resorts, Inc. 835,872
Hotels, Restaurants & Leisure (1.9%):
27,528 Airbnb, Inc., Class A* 4,174,071
2,125 Booking Holdings, Inc. 8,418,187
14,423 Caesars Entertainment, Inc.* 573,170
61,733 Carnival Corp.* 1,155,642
86,300 Chipotle Mexican Grill, Inc.* 5,406,695
7,298 Darden Restaurants, Inc. 1,104,333
2,131 Domino's Pizza, Inc. 1,100,299
7,914 Expedia Group, Inc.* 997,085
15,792 Hilton Worldwide Holdings, Inc. 3,445,814
22,369 Las Vegas Sands Corp. 989,828
15,176 Marriott International, Inc., Class A 3,669,102
45,228 McDonald's Corp. 11,525,904
15,221 MGM Resorts International* 676,421
26,676 Norwegian Cruise Line Holdings, Ltd.* 501,242
14,967 Royal Caribbean Cruises, Ltd.* 2,386,189
71,251 Starbucks Corp. 5,546,890

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6,305 Wynn Resorts, Ltd. $ 564,298
17,893 Yum! Brands, Inc. 2,370,107
54,605,277
Household Durables (0.3%):
18,492 D.R. Horton, Inc. 2,606,078
9,542 Garmin, Ltd. 1,554,583
15,182 Lennar Corp., Class A 2,275,326
3,014 Mohawk Industries, Inc.* 342,360
199 NVR, Inc.* 1,510,123
13,206 PulteGroup, Inc. 1,453,981
9,742,451
Household Products (1.2%):
15,429 Church & Dwight Co., Inc. 1,599,679
8,179 Clorox Co. (The) 1,116,188
51,551 Colgate-Palmolive Co. 5,002,509
20,940 Kimberly-Clark Corp. 2,893,908
148,301 Procter & Gamble Co. (The) 24,457,801
35,070,085
Independent Power and Renewable Electricity Producers
(0.1%):
44,129 AES Corp. (The) 775,346
21,123 Vistra Corp. 1,816,156
2,591,502
Industrial Conglomerates (0.8%):
34,660 3M Co. 3,541,905
68,891 General Electric Co. 10,951,602
40,803 Honeywell International, Inc. 8,713,073
23,206,580
Industrial REITs (0.2%):
58,480 Prologis, Inc. 6,567,889
Insurance (2.0%):
32,715 Aflac, Inc. 2,921,777
16,787 Allstate Corp. (The) 2,680,213
41,999 American International Group, Inc. 3,118,006
13,759 Aon plc, Class A 4,039,367
23,593 Arch Capital Group, Ltd.* 2,380,298
13,604 Arthur J. Gallagher & Co. 3,527,653
3,113 Assurant, Inc. 517,536
14,614 Brown & Brown, Inc. 1,306,638
25,388 Chubb, Ltd. 6,475,971
9,602 Cincinnati Financial Corp. 1,133,996
2,860 Everest Group, Ltd. 1,089,717
5,331 Globe Life, Inc. 438,635
18,821 Hartford Financial Services Group, Inc. (The) 1,892,263
12,007 Loews Corp. 897,403
30,732 Marsh & McLennan Cos., Inc. 6,475,847
37,801 MetLife, Inc. 2,653,252
13,363 Principal Financial Group, Inc. 1,048,327
36,937 Progressive Corp. (The) 7,672,184
22,328 Prudential Financial, Inc. 2,616,618
14,223 Travelers Cos., Inc. (The) 2,892,105
13,356 W R Berkley Corp. 1,049,515
Shares Value
Common Stocks, continued
Insurance, continued
6,420 Willis Towers Watson plc $ 1,682,939
58,510,260
Interactive Media & Services (6.7%):
369,097 Alphabet, Inc., Class A 67,231,019
307,065 Alphabet, Inc., Class C 56,321,862
16,648 Match Group, Inc.* 505,766
137,701 Meta Platforms, Inc., Class A 69,431,598
193,490,245
IT Services (1.0%):
39,402 Accenture plc, Class A 11,954,961
9,940 Akamai Technologies, Inc.* 895,395
31,513 Cognizant Technology Solutions Corp., Class A 2,142,884
3,569 EPAM Systems, Inc.* 671,365
4,938 Gartner, Inc.* 2,217,458
8,919 GoDaddy, Inc., Class A* 1,246,073
57,756 International Business Machines Corp. 9,988,900
5,321 VeriSign, Inc.* 946,074
30,063,110
Leisure Products (0.0%
†
):
8,658 Hasbro, Inc. 506,493
Life Sciences Tools & Services (1.2%):
18,086 Agilent Technologies, Inc. 2,344,488
1,457 Bio-Rad Laboratories, Inc., Class A* 397,921
9,535 Bio-Techne Corp. 683,183
3,131 Charles River Laboratories International, Inc.* 646,802
41,629 Danaher Corp. 10,401,006
11,251 IQVIA Holdings, Inc.* 2,378,911
1,358 Mettler-Toledo International, Inc.* 1,897,927
8,137 Revvity, Inc. 853,246
23,985 Thermo Fisher Scientific, Inc. 13,263,705
3,896 Waters Corp.* 1,130,308
4,602 West Pharmaceutical Services, Inc. 1,515,853
35,513,350
Machinery (1.6%):
30,683 Caterpillar, Inc. 10,220,507
8,679 Cummins, Inc. 2,403,475
16,251 Deere & Co. 6,071,861
8,733 Dover Corp. 1,575,870
21,928 Fortive Corp. 1,624,865
4,984 IDEX Corp. 1,002,781
16,840 Illinois Tool Works, Inc. 3,990,406
25,775 Ingersoll Rand, Inc. 2,341,401
3,378 Nordson Corp. 783,493
24,934 Otis Worldwide Corp. 2,400,147
32,841 PACCAR, Inc. 3,380,653
8,134 Parker-Hannifin Corp. 4,114,259
10,113 Pentair plc 775,364
3,255 Snap-on, Inc. 850,824
10,103 Stanley Black & Decker, Inc. 807,129
11,300 Westinghouse Air Brake Technologies Corp. 1,785,965
15,260 Xylem, Inc. 2,069,714
46,198,714
Media (0.5%):
6,197 Charter Communications, Inc., Class A* 1,852,655

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Media, continued
245,951 Comcast Corp., Class A $ 9,631,441
13,693 Fox Corp., Class A 470,628
8,579 Fox Corp., Class B 274,700
24,101 Interpublic Group of Cos., Inc. (The) 701,098
24,122 News Corp., Class A 665,044
6,960 News Corp., Class B 197,594
12,088 Omnicom Group, Inc. 1,084,294
28,033 Paramount Global, Class B 291,263
15,168,717
Metals & Mining (0.4%):
91,090 Freeport-McMoRan, Inc. 4,426,974
71,838 Newmont Corp. 3,007,857
15,140 Nucor Corp. 2,393,331
9,324 Steel Dynamics, Inc. 1,207,458
11,035,620
Multi-Utilities (0.6%):
17,328 Ameren Corp. 1,232,194
38,776 CenterPoint Energy, Inc. 1,201,281
19,404 CMS Energy Corp. 1,155,120
21,839 Consolidated Edison, Inc. 1,952,843
51,773 Dominion Energy, Inc. 2,536,877
12,839 DTE Energy Co. 1,425,257
27,244 NiSource, Inc. 784,900
31,692 Public Service Enterprise Group, Inc. 2,335,700
40,318 Sempra 3,066,587
19,721 WEC Energy Group, Inc. 1,547,310
17,238,069
Office REITs (0.1%):
9,623 Alexandria Real Estate Equities, Inc. 1,125,602
9,607 BXP, Inc. 591,407
1,717,009
Oil, Gas & Consumable Fuels (3.3%):
24,325 APA Corp. 716,128
107,698 Chevron Corp. 16,846,121
73,489 ConocoPhillips 8,405,672
46,450 Coterra Energy, Inc. 1,238,821
40,465 Devon Energy Corp. 1,918,041
11,342 Diamondback Energy, Inc. 2,270,555
36,326 EOG Resources, Inc. 4,572,354
27,107 EQT Corp. 1,002,417
281,877 Exxon Mobil Corp. 32,449,680
17,586 Hess Corp. 2,594,287
122,928 Kinder Morgan, Inc. 2,442,579
35,366 Marathon Oil Corp. 1,013,943
22,296 Marathon Petroleum Corp. 3,867,910
41,999 Occidental Petroleum Corp. 2,647,197
36,245 ONEOK, Inc. 2,955,780
26,472 Phillips 66 3,737,052
13,941 Targa Resources Corp. 1,795,322
20,693 Valero Energy Corp. 3,243,835
75,891 Williams Cos., Inc. (The) 3,225,368
96,943,062
Passenger Airlines (0.2%):
39,113 American Airlines Group, Inc.* 443,150
40,494 Delta Air Lines, Inc. 1,921,035
Shares Value
Common Stocks, continued
Passenger Airlines, continued
39,320 Southwest Airlines Co. $ 1,124,945
21,616 United Airlines Holdings, Inc.* 1,051,835
4,540,965
Personal Care Products (0.1%):
14,724 Estee Lauder Cos., Inc. (The) 1,566,634
121,646 Kenvue, Inc. 2,211,524
3,778,158
Pharmaceuticals (3.8%):
127,921 Bristol-Myers Squibb Co. 5,312,559
12,166 Catalent, Inc.* 684,094
50,164 Eli Lilly & Co. 45,417,483
151,226 Johnson & Johnson 22,103,192
159,151 Merck & Co., Inc. 19,702,894
356,852 Pfizer, Inc. 9,984,719
74,911 Viatris, Inc. 796,304
28,745 Zoetis, Inc. 4,983,233
108,984,478
Professional Services (0.6%):
25,637 Automatic Data Processing, Inc. 6,119,296
7,326 Broadridge Financial Solutions, Inc. 1,443,222
9,708 Dayforce, Inc.* 481,517
7,780 Equifax, Inc. 1,886,339
7,657 Jacobs Solutions, Inc. 1,069,759
8,454 Leidos Holdings, Inc. 1,233,269
20,411 Paychex, Inc. 2,419,928
2,960 Paycom Software, Inc. 423,398
8,892 Verisk Analytics, Inc. 2,396,839
17,473,567
Real Estate Management & Development (0.1%):
18,592 CBRE Group, Inc., Class A* 1,656,733
25,909 CoStar Group, Inc.* 1,920,893
3,577,626
Residential REITs (0.3%):
8,907 AvalonBay Communities, Inc. 1,842,769
7,036 Camden Property Trust 767,698
21,423 Equity Residential 1,485,471
4,231 Essex Property Trust, Inc. 1,151,678
35,461 Invitation Homes, Inc. 1,272,695
7,289 Mid-America Apartment Communities, Inc. 1,039,484
18,291 UDR, Inc. 752,675
8,312,470
Retail REITs (0.3%):
4,570 Federal Realty Investment Trust 461,433
43,899 Kimco Realty Corp. 854,274
53,239 Realty Income Corp. 2,812,084
10,905 Regency Centers Corp. 678,291
20,300 Simon Property Group, Inc. 3,081,540
7,887,622
Semiconductors & Semiconductor Equipment (12.0%):
101,562 Advanced Micro Devices, Inc.* 16,474,372
31,387 Analog Devices, Inc. 7,164,397
52,210 Applied Materials, Inc. 12,321,038
27,372 Broadcom, Inc. 43,946,567

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
8,340 Enphase Energy, Inc.* $ 831,581
6,730 First Solar, Inc.* 1,517,346
267,328 Intel Corp. 8,279,148
8,453 KLA Corp. 6,969,583
8,200 Lam Research Corp. 8,731,770
33,758 Microchip Technology, Inc. 3,088,857
69,877 Micron Technology, Inc. 9,190,922
3,050 Monolithic Power Systems, Inc. 2,506,124
1,545,656 NVIDIA Corp. 190,950,342
15,988 NXP Semiconductors NV 4,302,211
26,976 ON Semiconductor Corp.* 1,849,205
5,786 Qorvo, Inc.* 671,407
70,198 QUALCOMM, Inc. 13,982,038
10,559 Skyworks Solutions, Inc. 1,125,378
9,508 Teradyne, Inc. 1,409,941
57,109 Texas Instruments, Inc. 11,109,414
346,421,641
Software (11.0%):
28,150 Adobe, Inc.* 15,638,451
5,468 ANSYS, Inc.* 1,757,962
13,347 Autodesk, Inc.* 3,302,715
17,053 Cadence Design Systems, Inc.* 5,248,061
4,411 Corpay, Inc.* 1,175,135
14,597 Crowdstrike Holdings, Inc., Class A* 5,593,424
1,572 Fair Isaac Corp.* 2,340,174
40,600 Fortinet, Inc.* 2,446,962
35,086 Gen Digital, Inc. 876,448
17,579 Intuit, Inc. 11,553,095
467,015 Microsoft Corp. 208,732,354
100,169 Oracle Corp. 14,143,863
20,446 Palo Alto Networks, Inc.* 6,931,398
7,373 PTC, Inc.* 1,339,453
6,718 Roper Technologies, Inc. 3,786,668
60,930 Salesforce, Inc. 15,665,103
12,863 ServiceNow, Inc.* 10,118,936
9,603 Synopsys, Inc.* 5,714,361
2,591 Tyler Technologies, Inc.* 1,302,703
317,667,266
Specialized REITs (0.9%):
29,336 American Tower Corp. 5,702,332
27,748 Crown Castle, Inc. 2,710,979
20,674 Digital Realty Trust, Inc. 3,143,482
5,963 Equinix, Inc. 4,511,606
13,319 Extra Space Storage, Inc. 2,069,906
159 Gaming and Leisure Properties, Inc. 7,188
18,235 Iron Mountain, Inc. 1,634,221
9,824 Public Storage 2,825,873
6,652 SBA Communications Corp. 1,305,787
65,320 VICI Properties, Inc. 1,870,765
45,061 Weyerhaeuser Co. 1,279,282
27,061,421
Specialty Retail (1.8%):
1,081 AutoZone, Inc.* 3,204,192
13,870 Bath & Body Works, Inc. 541,624
Shares Value
Common Stocks, continued
Specialty Retail, continued
11,732 Best Buy Co., Inc. $ 988,890
10,465 CarMax, Inc.* 767,503
62,272 Home Depot, Inc. (The) 21,436,513
35,954 Lowe's Cos., Inc. 7,926,419
3,724 O'Reilly Automotive, Inc.* 3,932,768
20,948 Ross Stores, Inc. 3,044,163
70,882 TJX Cos., Inc. (The) 7,804,108
6,819 Tractor Supply Co. 1,841,130
2,971 Ulta Beauty, Inc.* 1,146,420
52,633,730
Technology Hardware, Storage & Peripherals (6.9%):
905,717 Apple, Inc. 190,762,115
81,375 Hewlett Packard Enterprise Co. 1,722,709
54,838 HP, Inc. 1,920,427
12,866 NetApp, Inc. 1,657,141
12,097 Seagate Technology Holdings plc 1,249,257
3,124 Super Micro Computer, Inc.* 2,559,649
20,220 Western Digital Corp.* 1,532,069
201,403,367
Textiles, Apparel & Luxury Goods (0.4%):
1,608 Deckers Outdoor Corp.* 1,556,464
7,297 Lululemon Athletica, Inc.* 2,179,614
76,123 NIKE, Inc., Class B 5,737,390
2,327 Ralph Lauren Corp. 407,365
15,443 Tapestry, Inc. 660,806
10,541,639
Tobacco (0.5%):
108,694 Altria Group, Inc. 4,951,012
98,016 Philip Morris International, Inc. 9,931,961
14,882,973
Trading Companies & Distributors (0.3%):
36,406 Fastenal Co. 2,287,753
4,161 United Rentals, Inc. 2,691,044
2,723 W.W. Grainger, Inc. 2,456,799
7,435,596
Water Utilities (0.1%):
12,160 American Water Works Co., Inc. 1,570,586
Wireless Telecommunication Services (0.2%):
32,387 T-Mobile US, Inc. 5,705,942
Total Common Stocks (Cost $868,885,365) 2,880,491,246
Unaffiliated Investment Company (0.0%
†
):
Money Markets (0.0%
†
):
868,909 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(a) 868,909
Total Unaffiliated Investment Company (Cost $868,909) 868,909
Total Investment Securities
(Cost $869,754,274) — 99.4% 2,881,360,155
Net other assets (liabilities) — 0.6% 17,671,340
Net Assets — 100.0% $ 2,899,031,495

AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
* Non-income producing security.
+ Affiliated Securities
† Represents less than 0.05%.
(a) The rate represents the effective yield at June 30, 2024.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini September Futures (U.S. Dollar) 9/20/24 81 $ 22,362,075 $ 6,802
$ 6,802

AZL S&P 500 Index Fund
10
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investments in non-affiliates, at cost $ 867,801,648
Investments in affiliates, at cost 1,952,626
Investments in non-affiliates, at value $ 2,874,478,978
Investments in affiliates, at value 6,881,177
Deposit at broker for futures contracts collateral 966,000
Interest and dividends receivable 1,494,465
Foreign currency, at value (cost $82,805) 74,506
Receivable for investments sold 20,617,366
Prepaid expenses 6,142
Reclaims receivable 26,164
Total Assets 2,904,544,798
Liabilities:
Cash overdraft 29,956
Payable for investments purchased 727,000
Payable for capital shares redeemed 3,410,880
Payable for variation margin on futures contracts 4,103
Management fees payable 405,028
Administration fees payable 88,945
Distribution fees payable 578,094
Custodian fees payable 18,460
Administrative and compliance services fees payable 8,225
Transfer agent fees payable 3,110
Trustee fees payable 19,885
Other accrued liabilities 219,617
Total Liabilities 5,513,303
Commitments and contingent liabilities^
Net Assets
$ 2,899,031,495
Net Assets Consist of:
Paid in capital $ 587,689,778
Total distributable earnings 2,311,341,717
Net Assets
$ 2,899,031,495
Class 1
Net Assets $ 85,647,656
Shares of beneficial interest (unlimited number of shares authorized, no par value) 3,647,102
Net Asset Value (offering and redemption price per share)
*
$ 23.48
Class 2
Net Assets $ 2,813,383,839
Shares of beneficial interest (unlimited number of shares authorized, no par value) 121,249,621
Net Asset Value (offering and redemption price per share)
*
$ 23.20
^ See Note 3 in Notes to the Financial Statements.
* Per share amounts may not recalculate due to rounding of net assets and shares outstanding.
Investment Income:
Dividends from non-affiliates $ 19,414,154
Dividends from affiliates 89,158
Interest 17,017
Income from securities lending 69
Foreign withholding tax (6,213)
Total Investment Income 19,514,185
Expenses:
Management fees 2,300,226
Administration fees 374,684
Distribution fees - Class 2 3,279,537
Custodian fees 34,556
Administrative and compliance services fees 14,806
Transfer agent fees 8,735
Trustee fees 61,410
Professional fees 80,917
Licensing fees 261,448
Shareholder reports 9,136
Other expenses 35,492
Total expenses 6,460,947
Net Investment Income/(Loss)
13,053,238
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 166,925,261
Net realized gains/(losses) on affiliated transactions 228,256
Net realized gains/(losses) on futures contracts 1,748,090
Change in net unrealized appreciation/depreciation on securities and foreign currencies 208,233,754
Change in net unrealized appreciation/depreciation on affiliated transactions (415,930)
Change in net unrealized appreciation/depreciation on futures contracts (161,911)
Net realized and Change in net unrealized gains/losses on
investments
376,557,520
Change in Net Assets Resulting From Operations
$ 389,610,758

AZL S&P 500 Index Fund
11
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 13,053,238 $ 29,896,929
Net realized gains/(losses) on investments 168,901,607 118,800,562
Change in unrealized appreciation/depreciation on investments 207,655,913 440,415,889
Change in net assets resulting from operations 389,610,758 589,113,380
Distributions to Shareholders:
Class 1 — (3,981,666)
Class 2 — (122,245,256)
Change in net assets resulting from distributions to shareholders — (126,226,922)
Capital Transactions:
Class 1
Proceeds from shares issued 12,645 698,076
Proceeds from dividends reinvested — 3,981,666
Value of shares redeemed (5,912,650) (9,817,744)
Total Class 1 Shares (5,900,005) (5,138,002)
Class 2
Proceeds from shares issued 280,195,352 146,677,489
Proceeds from dividends reinvested — 122,245,255
Value of shares redeemed (361,625,256) (532,949,406)
Total Class 2 Shares (81,429,904) (264,026,662)
Change in net assets resulting from capital transactions (87,329,909) (269,164,664)
Change in net assets 302,280,849 193,721,794
Net Assets:
Beginning of period 2,596,750,646 2,403,028,852
End of period $ 2,899,031,495 $ 2,596,750,646
Share Transactions:
Class 1
Shares issued 575 38,504
Dividends reinvested — 219,134
Shares redeemed (268,615) (520,676)
Total Class 1 Shares (268,040) (263,038)
Class 2
Shares issued 13,154,554 8,553,321
Dividends reinvested — 6,798,957
Shares redeemed (16,661,635) (28,220,526)
Total Class 2 Shares (3,507,081) (12,868,248)
Change in shares (3,775,121) (13,131,286)
Amounts shown as “—” are either $0 or round to less than $1.

AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
12
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 20.39  $ 17.12  $ 24.64  $ 20.53  $ 18.39  $ 14.72
Investment Activities:
Net Investment Income/(Loss)(a) 0.13  0.27  0.28  0.26  0.28  0.31
Net Realized and Unrealized Gains/(Losses) on Investments 2.96  4.04  (4.84) 5.42  2.90  4.20
Total from Investment Activities 3.09  4.31  (4.56) 5.68  3.18  4.51
Distributions to Shareholders From:
Net Investment Income —  (0.29) (0.29) (0.29) (0.35) (0.31)
Net Realized Gains —  (0.75) (2.67) (1.28) (0.69) (0.53)
Total Dividends —  (1.04) (2.96) (1.57) (1.04) (0.84)
Net Asset Value, End of Period
$ 23.48  $ 20.39  $ 17.12  $ 24.64  $ 20.53  $ 18.39
Total Return
(b) 15.15%(c) 25.93% (18.31)% 28.42% 17.82% 31.27%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 85,648  $ 79,843  $ 71,530  $ 99,137  $ 86,300  $ 70,738
Net Investment Income/(Loss)(d) 1.21% 1.42% 1.37% 1.15% 1.53% 1.81%
Expenses Before Reductions(d)(e) 0.23% 0.23% 0.22% 0.24% 0.25% 0.24%
Expenses Net of Reductions(d) 0.23% 0.23% 0.22% 0.24% 0.25% 0.24%
Portfolio Turnover Rate(f) 10%(c) 7% 2% 17% 10% 3%
Class 2
Net Asset Value, Beginning of Period
$ 20.18  $ 16.94  $ 24.40  $ 20.35  $ 18.24  $ 14.61
Investment Activities:
Net Investment Income/(Loss)(a) 0.10  0.22  0.23  0.20  0.24  0.26
Net Realized and Unrealized Gains/(Losses) on Investments 2.92  4.01  (4.79) 5.37  2.86  4.17
Total from Investment Activities 3.02  4.23  (4.56) 5.57  3.10  4.43
Distributions to Shareholders From:
Net Investment Income —  (0.24) (0.23) (0.24) (0.30) (0.27)
Net Realized Gains —  (0.75) (2.67) (1.28) (0.69) (0.53)
Total Dividends —  (0.99) (2.90) (1.52) (0.99) (0.80)
Net Asset Value, End of Period
$ 23.20  $ 20.18  $ 16.94  $ 24.40  $ 20.35  $ 18.24
Total Return
(b) 14.97%(c) 25.68% (18.51)% 28.12% 17.50% 30.89%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 2,813,384  $ 2,516,908  $ 2,331,499  $ 3,233,900  $ 2,751,399  $ 2,719,291
Net Investment Income/(Loss)(d) 0.96% 1.17% 1.12% 0.89% 1.31% 1.56%
Expenses Before Reductions(d)(e) 0.48% 0.48% 0.47% 0.49% 0.50% 0.49%
Expenses Net of Reductions(d) 0.48% 0.48% 0.47% 0.49% 0.50% 0.49%
Portfolio Turnover Rate(f) 10%(c) 7% 2% 17% 10% 3%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
13
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL S&P 500 Index
Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
14
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $7 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund did not have any securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $15.8 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
15
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund's expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
At June 30, 2024, the following investments are noted as Affiliated Securities in the Fund’s Schedule of Portfolio Investments.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
6,802 –
Futures Contracts Receivable for variation margin on futures contracts* $6,802 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(1,748,091) 161,911
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 1,748,090 $ (161,911)
Annual Rate* Annual Expense Limit
AZL S&P 500 Index Fund, Class 1 0.17% 0.46%
AZL S&P 500 Index Fund, Class 2 0.17% 0.71%
Value
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
06/30/24
Shares
as of
06/30/24
Dividend
Income
Capital Gains
Distributions
BlackRock, Inc., Class A $ 7,298,082 $ 664,845 $ (894,076) $ 228,256 $ (415,930) $ 6,881,177 8,740 $ 89,158 $ —

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
16
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 2,880,491,246 $ — $ — $ 2,880,491,246
Unaffiliated Investment Company 868,909 — — 868,909
Total Investment Securities 2,881,360,155 — — 2,881,360,155
Other Financial Instruments:
*
Futures Contracts 6,802 — — 6,802
Total Investments $2,881,366,957 $— $— $2,881,366,957
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
17
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Concentration Risk : The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Technology Sector Risk : Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $828,150,978. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Purchases Sales
AZL S&P 500 Index Fund $280,580,224 $361,667,910
Unrealized appreciation $1,785,964,610
Unrealized (depreciation) (18,727,507)
Net unrealized appreciation/(depreciation) $1,767,237,103
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL S&P 500 Index Fund $30,893,979 $95,332,943 $126,226,922
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
18
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 50% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL S&P 500 Index Fund $31,177,758 $123,321,696 $— $1,767,231,505 $1,921,730,959
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, investments in real estate investment trusts and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® Small Cap Stock Index Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® Small Cap Stock Index Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (99.5%):
Aerospace & Defense (1.3%):
13,015 AAR Corp.* $ 946,190
11,041 AeroVironment, Inc.* 2,011,229
20,243 Mercury Systems, Inc.* 546,359
11,815 Moog, Inc., Class A 1,976,649
1,882 National Presto Industries, Inc. 141,395
30,049 Triumph Group, Inc.* 463,055
6,084,877
Air Freight & Logistics (0.3%):
12,285 Forward Air Corp. 233,906
24,150 Hub Group, Inc., Class A 1,039,658
1,273,564
Automobile Components (1.4%):
47,062 American Axle & Manufacturing Holdings, Inc.* 328,963
51,471 Dana, Inc. 623,829
10,885 Dorman Products, Inc.* 995,760
16,281 Fox Factory Holding Corp.* 784,581
12,293 Gentherm, Inc.* 606,291
9,957 LCI Industries 1,029,355
8,339 Patrick Industries, Inc. 905,198
18,088 Phinia, Inc. 711,944
7,167 Standard Motor Products, Inc. 198,741
8,267 XPEL, Inc.* 293,974
6,478,636
Automobiles (0.1%):
11,457 Winnebago Industries, Inc. 620,969
Banks (9.3%):
26,983 Ameris Bancorp 1,358,594
36,458 Atlantic Union Bankshares Corp. 1,197,645
20,190 Axos Financial, Inc.* 1,153,859
54,118 Banc of California, Inc. 691,628
5,862 BancFirst Corp. 514,097
20,439 Bancorp, Inc. (The)* 771,777
15,904 Bank of Hawaii Corp. 909,868
30,249 BankUnited, Inc. 885,388
14,367 Banner Corp. 713,178
18,130 Berkshire Hills Bancorp, Inc. 413,364
37,054 Brookline Bancorp, Inc. 309,401
48,720 Capitol Federal Financial, Inc. 267,473
30,079 Cathay General Bancorp 1,134,580
13,592 Central Pacific Financial Corp. 288,150
5,861 City Holding Co. 622,731
49,793 Comerica, Inc. 2,541,435
20,892 Community Financial System, Inc. 986,311
11,441 Customers Bancorp, Inc.* 548,939
53,295 CVB Financial Corp. 918,806
14,503 Dime Community Bancshares, Inc. 295,861
12,582 Eagle Bancorp, Inc. 237,800
14,522 FB Financial Corp. 566,794
16,566 First Bancorp 528,787
70,921 First BanCorp 1,297,145
42,972 First Commonwealth Financial Corp. 593,443
40,087 First Financial Bancorp 890,733
53,708 First Hawaiian, Inc. 1,114,978
74,210 Fulton Financial Corp. 1,260,086
14,787 Hanmi Financial Corp. 247,239
Shares Value
Common Stocks, continued
Banks, continued
15,289 Heritage Financial Corp. $ 275,661
19,208 Hilltop Holdings, Inc. 600,826
53,942 Hope Bancorp, Inc. 579,337
17,047 Independent Bank Corp. ADR 864,624
14,348 Independent Bank Group, Inc. 653,121
10,148 Lakeland Financial Corp. 624,305
15,616 National Bank Holdings Corp., Class A 609,805
18,824 NBT Bancorp, Inc. 726,606
2,173 Northfield Bancorp, Inc. 20,600
53,842 Northwest Bancshares, Inc. 621,875
19,920 OFG Bancorp 746,004
39,001 Pacific Premier Bancorp, Inc. 895,853
5,869 Park National Corp. 835,393
10,213 Pathward Financial, Inc. 577,749
5,315 Preferred Bank 401,229
32,983 Provident Financial Services, Inc. 473,306
23,208 Renasant Corp. 708,772
16,285 S&T Bancorp, Inc. 543,756
33,267 Seacoast Banking Corp. of Florida 786,432
19,630 ServisFirst Bancshares, Inc. 1,240,420
50,754 Simmons First National Corp., Class A 892,255
12,011 Southside Bancshares, Inc. 331,624
18,587 Stellar Bancorp, Inc. 426,758
4,978 Tompkins Financial Corp. 243,424
8,590 Triumph Financial, Inc.* 702,232
7,712 TrustCo Bank Corp. 221,874
24,965 Trustmark Corp. 749,949
48,004 United Community Banks, Inc. 1,222,182
23,107 Veritex Holdings, Inc. 487,327
27,741 WaFd, Inc. 792,838
10,553 Westamerica BanCorp 512,137
24,591 WSFS Financial Corp. 1,155,777
43,784,141
Beverages (0.2%):
6,102 MGP Ingredients, Inc. 453,989
9,335 National Beverage Corp. 478,325
932,314
Biotechnology (1.7%):
66,842 Alkermes plc, ADR* 1,610,892
21,437 Arcus Biosciences, Inc.* 326,486
43,579 Catalyst Pharmaceuticals, Inc.* 675,039
52,088 Dynavax Technologies Corp.* 584,948
55,541 Ironwood Pharmaceuticals, Inc.* 362,127
9,786 Krystal Biotech, Inc.* 1,797,101
35,638 Myriad Genetics, Inc.* 871,705
17,762 REGENXBIO, Inc.* 207,815
19,179 Vericel Corp.* 879,933
34,453 Vir Biotechnology, Inc.* 306,632
24,028 Xencor, Inc.* 454,850
8,077,528
Broadline Retail (0.2%):
43,882 Kohl's Corp. 1,008,847
Building Products (1.8%):
6,224 American Woodmark Corp.* 489,206
8,591 Apogee Enterprises, Inc. 539,816

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Building Products, continued
17,499 Armstrong World Industries, Inc. $ 1,981,587
11,601 AZZ, Inc. 896,177
11,713 Gibraltar Industries, Inc.* 802,926
14,931 Griffon Corp. 953,494
49,634 Hayward Holdings, Inc.* 610,498
7,097 Insteel Industries, Inc. 219,723
50,172 Masterbrand, Inc.* 736,525
12,643 Quanex Building Products Corp. 349,579
57,714 Resideo Technologies, Inc.* 1,128,886
8,708,417
Capital Markets (2.5%):
28,386 Artisan Partners Asset Management, Inc., Class A 1,171,490
6,861 B Riley Financial, Inc.^ 121,028
139,269 BGC Group, Inc., Class A 1,155,933
12,241 Brightsphere Investment Group, Inc. 271,383
10,974 Cohen & Steers, Inc. 796,273
9,757 Donnelley Financial Solutions, Inc.* 581,712
24,068 Moelis & Co., Class A 1,368,507
6,598 Piper Sandler Cos. 1,518,662
9,222 PJT Partners, Inc., Class A 995,146
20,413 StepStone Group, Inc., Class A 936,753
10,954 StoneX Group, Inc.* 824,946
36,061 Virtu Financial, Inc., Class A 809,569
2,871 Virtus Investment Partners, Inc. 648,415
45,503 WisdomTree, Inc. 450,935
11,650,752
Chemicals (2.4%):
11,074 AdvanSix, Inc. 253,816
13,120 Balchem Corp. 2,019,824
7,458 Hawkins, Inc. 678,678
22,397 HB Fuller Co. 1,723,673
13,211 Ingevity Corp.* 577,453
9,724 Innospec, Inc. 1,201,789
8,398 Koppers Holdings, Inc. 310,642
21,200 Mativ Holdings, Inc. 359,552
12,804 Minerals Technologies, Inc. 1,064,781
5,499 Quaker Chemical Corp. 933,180
16,805 Sensient Technologies Corp. 1,246,763
8,234 Stepan Co. 691,327
11,061,478
Commercial Services & Supplies (2.1%):
25,044 ABM Industries, Inc. 1,266,475
17,464 Brady Corp., Class A 1,152,973
43,848 CoreCivic, Inc.* 569,147
17,985 Deluxe Corp. 403,943
31,226 Enviri Corp.* 269,480
52,540 GEO Group, Inc. (The)* 754,474
28,456 Healthcare Services Group, Inc.* 301,065
18,651 HNI Corp. 839,668
23,712 Interface, Inc. 348,092
8,625 Liquidity Services, Inc.* 172,328
11,872 Matthews International Corp., Class A 297,394
28,266 MillerKnoll, Inc. 748,766
41,405 OPENLANE, Inc.* 686,909
62,234 Pitney Bowes, Inc. 316,149
5,783 UniFirst Corp. 991,958
51,478 Vestis Corp. 629,576
Shares Value
Common Stocks, continued
Commercial Services & Supplies, continued
8,305 Viad Corp.* $ 282,370
10,030,767
Communications Equipment (0.8%):
22,747 Calix, Inc.* 805,926
14,136 Digi International, Inc.* 324,138
51,107 Extreme Networks, Inc.* 687,389
45,693 Harmonic, Inc.* 537,807
27,873 NetScout Systems, Inc.* 509,797
29,225 Viasat, Inc.* 371,158
87,106 Viavi Solutions, Inc.* 598,418
3,834,633
Construction & Engineering (1.2%):
19,401 Arcosa, Inc. 1,618,238
11,513 Dycom Industries, Inc.* 1,942,934
17,354 Granite Construction, Inc. 1,075,427
6,492 MYR Group, Inc.* 881,029
5,517,628
Consumer Finance (0.8%):
17,177 Bread Financial Holdings, Inc. 765,407
9,340 Encore Capital Group, Inc.* 389,758
10,928 Enova International, Inc.* 680,268
21,759 EZCORP, Inc., Class A* 227,817
18,893 Green Dot Corp., Class A* 178,539
34,979 Navient Corp. 509,294
15,555 PRA Group, Inc.* 305,811
17,135 PROG Holdings, Inc. 594,242
1,408 World Acceptance Corp.* 174,001
3,825,137
Consumer Staples Distribution & Retail (0.7%):
12,682 Andersons, Inc. (The) 629,027
13,994 Chefs' Warehouse, Inc. (The)* 547,305
38,703 Grocery Outlet Holding Corp.* 856,111
9,436 PriceSmart, Inc. 766,203
13,358 SpartanNash Co. 250,596
23,442 United Natural Foods, Inc.* 307,090
3,356,332
Containers & Packaging (0.5%):
15,273 Myers Industries, Inc. 204,353
62,546 O-I Glass, Inc.* 696,137
47,403 Sealed Air Corp. 1,649,150
2,549,640
Diversified Consumer Services (1.0%):
14,796 Adtalem Global Education, Inc.* 1,009,235
30,142 Frontdoor, Inc.* 1,018,498
36,756 Mister Car Wash, Inc.* 261,703
25,830 Perdoceo Education Corp. 553,279
8,688 Strategic Education, Inc. 961,414
15,762 Stride, Inc.* 1,111,221
4,915,350
Diversified REITs (0.8%):
28,047 Alexander & Baldwin, Inc. 475,677
18,993 American Assets Trust, Inc. 425,063
25,062 Armada Hoffler Properties, Inc. 277,938

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Diversified REITs, continued
71,571 Essential Properties Realty Trust, Inc. $ 1,983,232
74,628 Global Net Lease, Inc. 548,516
3,710,426
Diversified Telecommunication Services (0.6%):
16,478 Cogent Communications Holdings, Inc. 930,018
29,136 Consolidated Communications Holdings, Inc.* 128,198
47,452 EchoStar Corp., Class A* 845,120
397,264 Lumen Technologies, Inc.* 436,991
19,258 Shenandoah Telecommunications Co. 314,483
2,654,810
Electric Utilities (0.5%):
14,211 MGE Energy, Inc. 1,061,846
16,598 Otter Tail Corp. 1,453,819
2,515,665
Electrical Equipment (0.8%):
6,249 Encore Wire Corp. 1,811,148
3,616 Powell Industries, Inc. 518,534
33,377 SunPower Corp.*^ 98,796
86,957 Sunrun, Inc.* 1,031,310
8,710 Vicor Corp.* 288,824
3,748,612
Electronic Equipment, Instruments & Components (4.2%):
14,796 Advanced Energy Industries, Inc. 1,609,213
38,573 Arlo Technologies, Inc.* 502,992
11,567 Badger Meter, Inc. 2,155,510
14,265 Benchmark Electronics, Inc. 562,897
11,541 CTS Corp. 584,321
10,555 ePlus, Inc.* 777,692
14,220 Fabrinet* 3,480,914
11,042 Insight Enterprises, Inc.* 2,190,291
18,230 Itron, Inc.* 1,804,041
33,705 Knowles Corp.* 581,748
6,049 OSI Systems, Inc.* 831,858
4,225 PC Connection, Inc. 271,245
10,638 Plexus Corp.* 1,097,629
6,416 Rogers Corp.* 773,834
22,008 Sanmina Corp.* 1,458,030
9,850 ScanSource, Inc.* 436,454
39,561 TTM Technologies, Inc.* 768,670
19,887,339
Energy Equipment & Services (2.6%):
54,895 Archrock, Inc. 1,109,977
9,282 Bristow Group, Inc.* 311,225
26,024 Cactus, Inc., Class A 1,372,506
18,291 Core Laboratories, Inc. 371,124
12,327 Dril-Quip, Inc.* 229,282
56,233 Helix Energy Solutions Group, Inc.* 671,422
39,451 Helmerich & Payne, Inc. 1,425,759
60,376 Liberty Energy, Inc. 1,261,255
3,383 Nabors Industries, Ltd.* 240,734
39,922 Oceaneering International, Inc.* 944,554
124,210 Patterson-UTI Energy, Inc. 1,286,816
31,937 ProPetro Holding Corp.* 276,894
31,455 RPC, Inc. 196,594
19,241 Tidewater, Inc.* 1,831,936
Shares Value
Common Stocks, continued
Energy Equipment & Services, continued
31,214 US Silica Holdings, Inc.* $ 482,256
12,012,334
Entertainment (0.5%):
41,927 Cinemark Holdings, Inc.* 906,462
6,609 Madison Square Garden Sports Corp.* 1,243,351
2,149,813
Financial Services (1.8%):
25,798 EVERTEC, Inc. 857,783
13,961 Jackson Financial, Inc., Class A 1,036,744
26,660 Mr Cooper Group, Inc.* 2,165,592
27,408 NCR Atleos Corp.* 740,564
34,323 NMI Holdings, Inc.* 1,168,355
102,254 Payoneer Global, Inc.* 566,487
24,877 Radian Group, Inc. 773,675
13,926 Walker & Dunlop, Inc. 1,367,533
8,676,733
Food Products (1.2%):
30,698 B&G Foods, Inc. 248,040
6,917 Calavo Growers, Inc. 157,016
16,002 Cal-Maine Foods, Inc. 977,882
12,967 Fresh Del Monte Produce, Inc. 283,329
34,875 Hain Celestial Group, Inc. (The)* 240,986
6,110 J & J Snack Foods Corp. 992,081
3,292 John B Sanfilippo & Son, Inc. 319,884
36,183 Simply Good Foods Co. (The)* 1,307,292
6,058 Tootsie Roll Industries, Inc. 185,193
18,511 TreeHouse Foods, Inc.* 678,243
25,899 WK Kellogg Co. 426,297
5,816,243
Gas Utilities (0.3%):
8,502 Chesapeake Utilities Corp. 902,912
14,624 Northwest Natural Holding Co. 528,073
1,430,985
Ground Transportation (0.8%):
9,225 ArcBest Corp. 987,813
17,714 Heartland Express, Inc. 218,414
52,631 Hertz Global Holdings, Inc.* 185,787
20,515 Marten Transport, Ltd. 378,502
46,079 RXO, Inc.* 1,204,966
23,621 Werner Enterprises, Inc. 846,340
3,821,822
Health Care Equipment & Supplies (3.1%):
15,674 Artivion, Inc.* 402,038
17,838 Avanos Medical, Inc.* 355,333
12,039 CONMED Corp. 834,543
22,758 Embecta Corp. 284,475
19,989 Glaukos Corp.* 2,365,698
8,001 ICU Medical, Inc.* 950,119
20,319 Inari Medical, Inc.* 978,360
13,366 Integer Holdings Corp.* 1,547,649
26,743 Integra LifeSciences Holdings Corp.* 779,291
7,714 LeMaitre Vascular, Inc. 634,708
23,140 Merit Medical Systems, Inc.* 1,988,883
4,420 OmniAb Operations, Inc. - Vesting 12.5*(a)(b) —

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
4,420 OmniAb Operations, Inc. - Vesting 15*(a)(b) $ —
18,024 Omnicell, Inc.* 487,910
2,046 OraSure Technologies, Inc.* 8,716
19,216 STAAR Surgical Co.* 914,874
25,472 Tandem Diabetes Care, Inc.* 1,026,267
2,764 UFP Technologies, Inc.* 729,337
15,513 Varex Imaging Corp.* 228,506
14,516,707
Health Care Providers & Services (3.1%):
30,581 AdaptHealth Corp.* 305,810
6,764 Addus HomeCare Corp.* 785,368
14,779 AMN Healthcare Services, Inc.* 757,128
16,350 Astrana Health, Inc.* 663,156
3,534 CorVel Corp.* 898,590
12,749 Cross Country Healthcare, Inc.* 176,446
18,967 Enhabit, Inc.* 169,186
22,518 Ensign Group, Inc. (The) 2,785,251
8,114 Fulgent Genetics, Inc.* 159,197
5,174 National HealthCare Corp. 560,862
50,216 NeoGenomics, Inc.* 696,496
28,856 Owens & Minor, Inc.* 389,556
31,353 Patterson Cos., Inc. 756,234
31,534 Pediatrix Medical Group, Inc.* 238,082
40,797 Premier, Inc., Class A 761,680
39,410 Privia Health Group, Inc.* 684,946
26,618 RadNet, Inc.* 1,568,332
42,563 Select Medical Holdings Corp. 1,492,259
5,669 US Physical Therapy, Inc. 523,929
14,372,508
Health Care REITs (0.7%):
56,825 CareTrust REIT, Inc. 1,426,307
9,022 Community Healthcare Trust, Inc. 211,025
16,383 LTC Properties, Inc. 565,213
236,176 Medical Properties Trust, Inc.^ 1,017,919
4,550 Universal Health Realty Income Trust 178,087
3,398,551
Health Care Technology (0.3%):
42,860 Certara, Inc.* 593,611
9,863 HealthStream, Inc. 275,178
22,065 Schrodinger, Inc.* 426,737
6,115 Simulations Plus, Inc. 297,311
1,592,837
Hotel & Resort REITs (1.0%):
91,937 Apple Hospitality REIT, Inc. 1,336,764
82,478 DiamondRock Hospitality Co. 696,939
46,336 Pebblebrook Hotel Trust 637,120
65,690 Service Properties Trust 337,647
39,731 Summit Hotel Properties, Inc. 237,989
79,886 Sunstone Hotel Investors, Inc. 835,607
40,149 Xenia Hotels & Resorts, Inc. 575,335
4,657,401
Hotels, Restaurants & Leisure (2.0%):
9,293 BJ's Restaurants, Inc.* 322,467
34,093 Bloomin' Brands, Inc. 655,608
17,663 Brinker International, Inc.* 1,278,625
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
18,380 Cheesecake Factory, Inc. (The) $ 722,150
5,577 Chuy's Holdings, Inc.* 144,556
8,732 Cracker Barrel Old Country Store, Inc. 368,141
12,805 Dave & Buster's Entertainment, Inc.* 509,767
6,455 Dine Brands Global, Inc. 233,671
8,563 Golden Entertainment, Inc. 266,395
7,668 Jack in the Box, Inc. 390,608
4,678 Monarch Casino & Resort, Inc. 318,712
12,670 Papa John's International, Inc. 595,237
58,358 Penn Entertainment, Inc.* 1,129,519
151,672 Sabre Corp.* 404,964
14,924 Shake Shack, Inc., Class A* 1,343,160
28,670 Six Flags Entertainment Corp. 950,124
9,633,704
Household Durables (3.0%):
2,936 Cavco Industries, Inc.* 1,016,355
11,021 Century Communities, Inc. 899,975
8,879 Ethan Allen Interiors, Inc. 247,635
9,514 Green Brick Partners, Inc.* 544,581
9,344 Installed Building Products, Inc. 1,921,874
16,509 La-Z-Boy, Inc. 615,456
52,528 Leggett & Platt, Inc. 601,971
7,729 LGI Homes, Inc.* 691,668
11,052 M/I Homes, Inc.* 1,349,891
14,433 Meritage Homes Corp. 2,335,981
150,537 Newell Brands, Inc. 964,942
48,541 Sonos, Inc.* 716,465
37,948 Tri Pointe Homes, Inc.* 1,413,563
12,089 Worthington Enterprises, Inc. 572,173
13,892,530
Household Products (0.6%):
5,156 Central Garden & Pet Co.* 198,506
19,553 Central Garden & Pet Co., Class A* 645,835
26,213 Energizer Holdings, Inc. 774,332
5,295 WD-40 Co. 1,162,994
2,781,667
Independent Power and Renewable Electricity Producers
(0.2%):
15,438 Clearway Energy, Inc., Class A 349,825
32,510 Clearway Energy, Inc., Class C 802,672
1,152,497
Industrial REITs (0.5%):
11,233 Innovative Industrial Properties, Inc. 1,226,868
114,514 LXP Industrial Trust 1,044,368
2,271,236
Insurance (2.4%):
18,403 Ambac Financial Group, Inc.* 235,927
7,653 AMERISAFE, Inc. 335,890
21,632 Assured Guaranty, Ltd. 1,668,909
11,040 Employers Holdings, Inc. 470,635
189,235 Genworth Financial, Inc.* 1,142,979
9,958 Goosehead Insurance, Inc., Class A* 571,988
2,986 HCI Group, Inc. 275,220
16,861 Horace Mann Educators Corp. 550,006
65,533 Lincoln National Corp. 2,038,076

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Insurance, continued
10,857 Mercury General Corp. $ 576,941
9,878 Palomar Holdings, Inc.* 801,600
20,328 ProAssurance Corp.* 248,408
6,105 Safety Insurance Group, Inc. 458,058
37,096 SiriusPoint, Ltd.* 452,571
11,386 Stewart Information Services Corp. 706,843
14,856 Trupanion, Inc.* 436,766
9,015 United Fire Group, Inc. 193,732
11,164,549
Interactive Media & Services (1.1%):
31,023 Cargurus, Inc.* 812,803
24,535 Cars.com, Inc.* 483,339
27,999 IAC, Inc.* 1,311,753
20,962 QuinStreet, Inc.* 347,760
9,366 Shutterstock, Inc. 362,464
42,680 TripAdvisor, Inc.* 760,131
26,370 Yelp, Inc.* 974,371
5,052,621
IT Services (0.7%):
21,563 DigitalOcean Holdings, Inc.* 749,314
70,732 DXC Technology Co.* 1,350,274
13,815 Perficient, Inc.* 1,033,224
3,132,812
Leisure Products (0.4%):
6,477 Sturm Ruger & Co., Inc. 269,767
55,664 Topgolf Callaway Brands Corp.* 851,659
22,758 Vista Outdoor, Inc.* 856,839
1,978,265
Life Sciences Tools & Services (0.3%):
14,549 BioLife Solutions, Inc.* 311,785
37,920 Cytek Biosciences, Inc.* 211,594
35,098 Fortrea Holdings, Inc.* 819,187
2,001 Mesa Laboratories, Inc. 173,627
1,516,193
Machinery (4.7%):
52,896 3D Systems Corp.* 162,391
3,929 Alamo Group, Inc. 679,717
11,795 Albany International Corp. 996,088
8,822 Astec Industries, Inc. 261,661
19,813 Barnes Group, Inc. 820,456
20,991 Enerpac Tool Group Corp. 801,436
8,245 Enpro, Inc. 1,200,225
9,859 ESCO Technologies, Inc. 1,035,589
24,547 Federal Signal Corp. 2,053,848
16,093 Franklin Electric Co., Inc. 1,550,078
12,279 Greenbrier Cos., Inc. (The) 608,424
27,427 Hillenbrand, Inc. 1,097,629
12,215 John Bean Technologies Corp. 1,160,059
29,963 Kennametal, Inc. 705,329
4,103 Lindsay Corp. 504,177
45,167 Mueller Industries, Inc. 2,571,809
9,722 Proto Labs, Inc.* 300,313
18,473 SPX Technologies, Inc.* 2,625,752
4,536 Standex International Corp. 730,976
7,319 Tennant Co. 720,482
Shares Value
Common Stocks, continued
Machinery, continued
20,452 Titan International, Inc.* $ 151,549
32,148 Trinity Industries, Inc. 961,868
17,141 Wabash National Corp. 374,359
22,074,215
Marine Transportation (0.4%):
13,750 Matson, Inc. 1,800,838
Media (0.5%):
12,915 AMC Networks, Inc., Class A* 124,759
1,760 Cable One, Inc. 623,040
16,390 John Wiley & Sons, Inc., Class A 667,073
9,600 Scholastic Corp. 340,512
10,429 TechTarget, Inc.* 325,072
11,972 Thryv Holdings, Inc.* 213,341
2,293,797
Metals & Mining (2.5%):
4,549 Alpha Metallurgical Resources, Inc. 1,276,131
7,051 Arch Resources, Inc. 1,073,374
49,233 ATI, Inc.* 2,729,970
19,625 Carpenter Technology Corp. 2,150,507
20,687 Century Aluminum Co.* 346,507
13,106 Compass Minerals International, Inc. 135,385
4,704 Haynes International, Inc. 276,125
6,318 Kaiser Aluminum Corp. 555,352
8,110 Materion Corp. 876,934
15,085 Metallus, Inc.* 305,773
3,837 Olympic Steel, Inc. 172,013
31,874 SunCoke Energy, Inc. 312,365
20,477 Warrior Met Coal, Inc. 1,285,341
11,860 Worthington Steel, Inc. 395,650
11,891,427
Mortgage Real Estate Investment Trusts (REITs) (1.6%):
53,228 Apollo Commercial Real Estate Finance, Inc. 521,102
74,479 Arbor Realty Trust, Inc.^ 1,068,774
18,711 ARMOUR Residential REIT, Inc.^ 362,619
69,878 Blackstone Mortgage Trust, Inc., Class A^ 1,217,275
32,639 Ellington Financial, Inc.^ 394,279
31,103 Franklin BSP Realty Trust, Inc. 391,898
45,269 Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 1,339,962
22,062 KKR Real Estate Finance Trust, Inc. 199,661
35,250 New York Mortgage Trust, Inc. 205,860
35,192 PennyMac Mortgage Investment Trust 483,890
63,497 Ready Capital Corp. 519,406
53,176 Redwood Trust, Inc. 345,112
39,571 Two Harbors Investment Corp. 522,733
7,572,571
Multi-Utilities (0.3%):
30,875 Avista Corp. 1,068,584
6,234 Unitil Corp. 322,859
1,391,443
Office REITs (1.1%):
68,124 Brandywine Realty Trust 305,195
65,773 Douglas Emmett, Inc. 875,439
37,829 Easterly Government Properties, Inc. 467,945

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Office REITs, continued
42,019 Highwoods Properties, Inc. $ 1,103,839
49,808 Hudson Pacific Properties, Inc. 239,576
32,665 JBG SMITH Properties 497,488
25,837 SL Green Realty Corp. 1,463,408
4,952,890
Oil, Gas & Consumable Fuels (2.7%):
25,070 California Resources Corp. 1,334,226
38,280 Comstock Resources, Inc. 397,346
10,318 CONSOL Energy, Inc.* 1,052,746
11,503 CVR Energy, Inc. 307,935
13,323 Dorian LPG, Ltd. 559,033
24,512 Green Plains, Inc.* 388,760
71,290 Magnolia Oil & Gas Corp., Class A 1,806,489
36,123 Northern Oil & Gas, Inc. 1,342,692
20,493 Par Pacific Holdings, Inc.* 517,448
41,240 Peabody Energy Corp. 912,229
5,846 REX American Resources Corp.* 266,519
46,760 SM Energy Co. 2,021,435
57,774 Talos Energy, Inc.* 701,954
9,433 Vital Energy, Inc.* 422,787
23,056 World Kinect Corp. 594,845
12,626,444
Paper & Forest Products (0.3%):
6,706 Clearwater Paper Corp.* 325,040
17,624 Mercer International, Inc. 150,509
13,926 Sylvamo Corp. 955,323
1,430,872
Passenger Airlines (1.0%):
50,885 Alaska Air Group, Inc.* 2,055,754
5,648 Allegiant Travel Co. 283,699
133,136 JetBlue Airways Corp.* 810,798
16,046 SkyWest, Inc.* 1,316,895
14,579 Sun Country Airlines Holdings, Inc.* 183,113
4,650,259
Personal Care Products (0.4%):
19,607 Edgewell Personal Care Co. 788,006
7,141 Inter Parfums, Inc. 828,570
20,033 Nu Skin Enterprises, Inc., Class A 211,148
4,126 USANA Health Sciences, Inc.* 186,660
2,014,384
Pharmaceuticals (1.8%):
14,771 Amphastar Pharmaceuticals, Inc.* 590,840
5,908 ANI Pharmaceuticals, Inc.* 376,221
12,764 Collegium Pharmaceutical, Inc.* 411,001
35,905 Corcept Therapeutics, Inc.* 1,166,553
12,309 Harmony Biosciences Holdings, Inc.* 371,363
21,204 Innoviva, Inc.* 347,746
6,670 Ligand Pharmaceuticals, Inc.* 562,014
101,910 Organon & Co. 2,109,537
17,809 Pacira BioSciences, Inc.* 509,515
8,261 Phibro Animal Health Corp., Class A 138,537
19,589 Prestige Consumer Healthcare, Inc.* 1,348,703
21,434 Supernus Pharmaceuticals, Inc.* 573,360
8,505,390
Shares Value
Common Stocks, continued
Professional Services (1.6%):
11,168 CSG Systems International, Inc. $ 459,787
7,909 Heidrick & Struggles International, Inc. 249,766
12,527 Kelly Services, Inc., Class A 268,203
20,932 Korn Ferry 1,405,374
4,810 NV5 Global, Inc.* 447,186
1,873 Resources Connection, Inc. 20,678
41,335 Robert Half, Inc. 2,644,613
66,928 Verra Mobility Corp.* 1,820,442
7,316,049
Real Estate Management & Development (0.5%):
69,490 Cushman & Wakefield plc* 722,696
30,541 eXp World Holdings, Inc.^ 344,655
45,302 Kennedy-Wilson Holdings, Inc. 440,335
9,509 Marcus & Millichap, Inc. 299,724
14,028 St. Joe Co. (The) 767,332
2,574,742
Residential REITs (0.4%):
5,756 Centerspace 389,278
34,451 Elme Communities 548,804
8,725 NexPoint Residential Trust, Inc. 344,725
30,738 Veris Residential, Inc. 461,070
1,743,877
Retail REITs (1.8%):
41,099 Acadia Realty Trust 736,494
18,268 Getty Realty Corp. 487,025
86,499 Macerich Co. (The) 1,335,544
49,275 Phillips Edison & Co., Inc. 1,611,785
49,355 Retail Opportunity Investments Corp. 613,483
4,473 Saul Centers, Inc. 164,472
72,584 SITE Centers Corp. 1,052,468
43,775 Tanger, Inc. 1,186,740
46,995 Urban Edge Properties 867,998
18,647 Whitestone REIT 248,192
8,304,201
Semiconductors & Semiconductor Equipment (2.9%):
9,190 Alpha & Omega Semiconductor, Ltd.* 343,430
12,769 Axcelis Technologies, Inc.* 1,815,624
8,871 CEVA, Inc.* 171,122
17,796 Cohu, Inc.* 589,048
18,014 Diodes, Inc.* 1,295,747
30,527 FormFactor, Inc.* 1,847,799
13,166 Ichor Holdings, Ltd.* 507,549
21,768 Kulicke & Soffa Industries, Inc. 1,070,768
29,591 MaxLinear, Inc.* 595,963
11,701 PDF Solutions, Inc.* 425,682
24,682 Photronics, Inc.* 608,905
25,345 Semtech Corp.* 757,309
6,918 SiTime Corp.* 860,461
20,620 SMART Global Holdings, Inc.* 471,579
22,377 SolarEdge Technologies, Inc.* 565,243
17,560 Ultra Clean Holdings, Inc.* 860,440
22,064 Veeco Instruments, Inc.* 1,030,610
13,817,279
Software (3.9%):
27,621 A10 Networks, Inc. 382,551

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Software, continued
42,603 ACI Worldwide, Inc.* $ 1,686,653
43,412 Adeia, Inc. 485,563
7,896 Agilysys, Inc.* 822,289
20,038 Alarm.com Holdings, Inc.* 1,273,215
20,344 BlackLine, Inc.* 985,667
57,550 Box, Inc., Class A* 1,521,622
55,467 DoubleVerify Holdings, Inc.* 1,079,943
14,602 Envestnet, Inc.* 913,939
9,916 InterDigital, Inc.^ 1,155,809
26,288 LiveRamp Holdings, Inc.* 813,351
107,537 Marathon Digital Holdings, Inc.* 2,134,609
28,483 N-able, Inc.* 433,796
53,701 NCR Voyix Corp.* 663,207
17,430 Progress Software Corp. 945,752
47,554 Sprinklr, Inc., Class A* 457,469
14,823 SPS Commerce, Inc.* 2,789,096
18,544,531
Specialized REITs (0.5%):
33,987 Four Corners Property Trust, Inc. 838,459
57,525 Outfront Media, Inc. 822,607
18,157 Safehold, Inc. 350,249
94,174 Uniti Group, Inc. 274,988
2,286,303
Specialty Retail (4.6%):
20,126 Abercrombie & Fitch Co.* 3,579,208
29,179 Academy Sports & Outdoors, Inc. 1,553,782
23,456 Advance Auto Parts, Inc. 1,485,468
73,406 American Eagle Outfitters, Inc. 1,465,184
8,012 Asbury Automotive Group, Inc.* 1,825,694
12,028 Boot Barn Holdings, Inc.* 1,550,770
11,160 Buckle, Inc. (The) 412,250
13,349 Caleres, Inc. 448,526
17,113 Designer Brands, Inc., Class A^ 116,882
32,184 Foot Locker, Inc. 802,025
5,278 Group 1 Automotive, Inc. 1,569,044
10,834 Guess?, Inc.^ 221,014
4,778 Haverty Furniture Cos., Inc. 120,836
4,721 Hibbett, Inc. 411,718
72,134 Leslie's, Inc.*^ 302,241
7,853 MarineMax, Inc.* 254,202
11,260 Monro, Inc. 268,664
30,721 National Vision Holdings, Inc.* 402,138
12,430 ODP Corp. (The)* 488,126
40,463 Sally Beauty Holdings, Inc.* 434,168
7,086 Shoe Carnival, Inc. 261,403
17,736 Signet Jewelers, Ltd. 1,588,791
5,807 Sonic Automotive, Inc., Class A 316,307
17,327 Upbound Group, Inc. 531,939
22,496 Urban Outfitters, Inc.* 923,461
30,725 Victoria's Secret & Co.* 542,911
21,876,752
Technology Hardware, Storage & Peripherals (0.2%):
17,250 Corsair Gaming, Inc.* 190,440
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
44,806 Xerox Holdings Corp. $ 520,646
711,086
Textiles, Apparel & Luxury Goods (1.4%):
15,967 G-III Apparel Group, Ltd.* 432,227
137,923 Hanesbrands, Inc.* 679,960
19,853 Kontoor Brands, Inc. 1,313,276
6,103 Movado Group, Inc. 151,721
5,697 Oxford Industries, Inc. 570,555
27,105 Steven Madden, Ltd. 1,146,541
131,352 VF Corp. 1,773,252
31,639 Wolverine World Wide, Inc. 427,759
6,495,291
Tobacco (0.2%):
9,787 Universal Corp. 471,635
53,584 Vector Group, Ltd. 566,383
1,038,018
Trading Companies & Distributors (1.5%):
41,614 Air Lease Corp. 1,977,913
15,727 Boise Cascade Co. 1,874,973
41,542 DNOW, Inc.* 570,372
5,063 DXP Enterprises, Inc.* 232,088
16,177 GMS, Inc.* 1,304,028
24,307 Rush Enterprises, Inc., Class A 1,017,734
6,977,108
Water Utilities (0.7%):
14,198 American States Water Co. 1,030,349
22,317 California Water Service Group 1,082,151
6,854 Middlesex Water Co. 358,190
10,964 SJW Group 594,468
3,065,158
Wireless Telecommunication Services (0.2%):
23,732 Gogo, Inc.* 228,302
38,720 Telephone and Data Systems, Inc. 802,665
1,030,967
Total Common Stocks (Cost $339,539,200) 468,235,762
Affiliated Investment Company (1.2%):
Money Market (1.2%):
5,806,714 BlackRock Liquidity FedFund, Institutional Class ,
5.17%
+
(c)(d) 5,806,714
Total Affiliated Investment Company (Cost $5,806,714) 5,806,714
Unaffiliated Investment Company (0.5%):
Money Markets (0.5%):
2,147,458 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(d) 2,147,458
Total Unaffiliated Investment Company (Cost $2,147,458) 2,147,458
Total Investment Securities
(Cost $347,493,372) — 101.2% 476,189,934
Net other assets (liabilities) — (1.2)% (5,668,639)
Net Assets — 100.0% $ 470,521,295

AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024 .
ADR—American Depository Receipt
REIT—Real Estate Investment Trust
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $5,538,703.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of June 30, 2024.
(c) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(d) The rate represents the effective yield at June 30, 2024.
Amounts shown as “—“ are either $0 or round to less than $1.
Futures Contracts
At June 30, 2024, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
Russell 2000 Mini Index September Futures (U.S. Dollar) 9/20/24 26 $ 2,684,500 $ 35,243
$ 35,243

AZL Small Cap Stock Index Fund
11
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
(Unaudited)
Statement of Operations
For the Six Months Ended June 30, 2024
(Unaudited)
Assets:
Investment securities, at cost $ 347,493,372
Investment securities, at value(a) $ 476,189,934
Deposit at broker for futures contracts collateral 171,600
Interest and dividends receivable 553,093
Receivable for capital shares issued 97,838
Receivable for investments sold 7,806
Receivable for variation margin on futures contracts 6,297
Prepaid expenses 1,359
Total Assets 477,027,927
Liabilities:
Payable for investments purchased 68,394
Payable for capital shares redeemed 388,685
Payable for collateral received on loaned securities 5,806,714
Management fees payable 100,423
Administration fees payable 17,542
Distribution fees payable 89,925
Custodian fees payable 5,576
Administrative and compliance services fees payable 693
Transfer agent fees payable 1,751
Trustee fees payable 1,053
Other accrued liabilities 25,876
Total Liabilities 6,506,632
Commitments and contingent liabilities^
Net Assets
$ 470,521,295
Net Assets Consist of:
Paid in capital $ 285,349,125
Total distributable earnings 185,172,170
Net Assets
$ 470,521,295
Class 1
Net Assets $ 32,395,334
Shares of beneficial interest (unlimited number of shares authorized, no par value) 4,445,878
Net Asset Value (offering and redemption price per share) $ 7.29
Class 2
Net Assets $ 438,125,961
Shares of beneficial interest (unlimited number of shares authorized, no par value) 36,209,128
Net Asset Value (offering and redemption price per share) $ 12.10
(a) Includes securities on loan of $5,538,703.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Dividends $ 5,023,916
Interest 5,332
Income from securities lending 64,801
Foreign withholding tax (4,815)
Total Investment Income 5,089,234
Expenses:
Management fees 709,434
Administration fees 89,806
Distribution fees - Class 2 640,447
Custodian fees 13,259
Administrative and compliance services fees 2,701
Transfer agent fees 6,339
Trustee fees 11,284
Professional fees 15,462
Licensing fees 53,457
Shareholder reports 4,350
Other expenses 6,201
Total expenses 1,552,740
Net Investment Income/(Loss)
3,536,494
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 35,416,007
Net realized gains/(losses) on futures contracts 9,789
Change in net unrealized appreciation/depreciation on securities and foreign currencies (51,246,993)
Change in net unrealized appreciation/depreciation on futures contracts (44,307)
Net realized and Change in net unrealized gains/losses on
investments
(15,865,504)
Change in Net Assets Resulting From Operations
$ (12,329,010)

AZL Small Cap Stock Index Fund
12
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 3,536,494 $ 6,797,072
Net realized gains/(losses) on investments 35,425,796 23,626,124
Change in unrealized appreciation/depreciation on investments (51,291,300) 58,236,832
Change in net assets resulting from operations (12,329,010) 88,660,028
Distributions to Shareholders:
Class 1 — (3,666,334)
Class 2 — (37,187,813)
Change in net assets resulting from distributions to shareholders — (40,854,147)
Capital Transactions:
Class 1
Proceeds from shares issued 148,480 83,189
Proceeds from dividends reinvested — 3,666,334
Value of shares redeemed (2,594,006) (4,359,412)
Total Class 1 Shares (2,445,526) (609,889)
Class 2
Proceeds from shares issued 1,008,783 21,091,757
Proceeds from dividends reinvested — 37,187,813
Value of shares redeemed (135,945,321) (105,469,518)
Total Class 2 Shares (134,936,538) (47,189,948)
Change in net assets resulting from capital transactions (137,382,064) (47,799,837)
Change in net assets (149,711,074) 6,044
Net Assets:
Beginning of period 620,232,369 620,226,325
End of period $ 470,521,295 $ 620,232,369
Share Transactions:
Class 1
Shares issued 20,423 11,477
Dividends reinvested — 589,443
Shares redeemed (356,794) (601,335)
Total Class 1 Shares (336,371) (415)
Class 2
Shares issued 85,013 1,852,890
Dividends reinvested — 3,593,025
Shares redeemed (11,667,695) (8,909,718)
Total Class 2 Shares (11,582,682) (3,463,803)
Change in shares (11,919,053) (3,464,218)
Amounts shown as “—” are either $0 or round to less than $1.

AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
13
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Class 1
Net Asset Value, Beginning of Period
$ 7.36  $ 7.22  $ 11.75  $ 9.76  $ 9.65  $ 9.26
Investment Activities:
Net Investment Income/(Loss)(a) 0.06  0.10  0.10  0.11  0.09  0.12
Net Realized and Unrealized Gains/(Losses) on Investments (0.13) 0.88  (2.11) 2.44  0.80  1.78
Total from Investment Activities (0.07) 0.98  (2.01) 2.55  0.89  1.90
Distributions to Shareholders From:
Net Investment Income —  (0.16) (0.16) (0.14) (0.17) (0.17)
Net Realized Gains —  (0.68) (2.36) (0.42) (0.61) (1.34)
Total Dividends —  (0.84) (2.52) (0.56) (0.78) (1.51)
Net Asset Value, End of Period
$ 7.29  $ 7.36  $ 7.22  $ 11.75  $ 9.76  $ 9.65
Total Return
(b) (0.95)%(c) 15.64% (16.45)% 26.37% 10.98% 22.42%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 32,395  $ 35,207  $ 34,525  $ 46,174  $ 42,848  $ 44,098
Net Investment Income/(Loss)(d) 1.54% 1.36% 1.08% 0.95% 1.11% 1.21%
Expenses Before Reductions(d)(e) 0.33% 0.33% 0.32% 0.33% 0.34% 0.33%
Expenses Net of Reductions(d) 0.33% 0.33% 0.32% 0.33% 0.34% 0.33%
Portfolio Turnover Rate(f) 9%(c) 27% 12% 20% 21% 14%
Class 2
Net Asset Value, Beginning of Period
$ 12.24  $ 11.43  $ 16.77  $ 13.74  $ 13.23  $ 12.17
Investment Activities:
Net Investment Income/(Loss)(a) 0.08  0.13  0.12  0.12  0.10  0.13
Net Realized and Unrealized Gains/(Losses) on Investments (0.22) 1.48  (2.98) 3.44  1.15  2.40
Total from Investment Activities (0.14) 1.61  (2.86) 3.56  1.25  2.53
Distributions to Shareholders From:
Net Investment Income —  (0.12) (0.12) (0.11) (0.13) (0.13)
Net Realized Gains —  (0.68) (2.36) (0.42) (0.61) (1.34)
Total Dividends —  (0.80) (2.48) (0.53) (0.74) (1.47)
Net Asset Value, End of Period
$ 12.10  $ 12.24  $ 11.43  $ 16.77  $ 13.74  $ 13.23
Total Return
(b) (1.14)%(c) 15.36% (16.65)% 26.04% 10.71% 22.19%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000's) $ 438,126  $ 585,025  $ 585,701  $ 825,440  $ 771,671  $ 803,521
Net Investment Income/(Loss)(d) 1.28% 1.12% 0.82% 0.71% 0.86% 0.96%
Expenses Before Reductions(d)(e) 0.58% 0.58% 0.57% 0.58% 0.59% 0.58%
Expenses Net of Reductions(d) 0.58% 0.58% 0.57% 0.58% 0.59% 0.58%
Portfolio Turnover Rate(f) 9%(c) 27% 12% 20% 21% 14%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Not annualized for periods less than one year.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
14
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL Small Cap Stock
Index Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
15
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance
Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment
Management LLC (the “Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Class Allocation
The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred. All share classes have equal voting rights, except that voting with respect to matters that affect a single class is limited to shares of that class.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent
9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $6,379 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $5,806,714 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Futures Contracts
During the period ended June 30, 2024, the Fund used futures contracts to provide market exposure on the Fund’s cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”), if any, is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. For the period ended June
30, 2024, the monthly average notional amount for long contracts was $3.1 million. There was no short contract activity during the period. Realized gains and losses are reported as
“Net realized gains/(losses) on futures contracts” on the Statement of Operations.

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
16
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to a subadvisory agreement with BlackRock Investment Management, LLC (“BlackRock
Investment” or the “Subadviser”), BlackRock Investment provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The annual rate due to the Subadviser from the Manager is 0.015%.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable. During the period ended June 30, 2024, there were no such waivers.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
35,243 –
Futures Contracts Receivable for variation margin on futures contracts* $35,243 Payable for variation margin on futures contracts* $—
* For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day's variation margin, if any, is reported within the Statement of Assets and Liabilities as Variation margin on futures contracts.
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(9,789) 44,307
Futures Contracts Net realized gains/(losses) on futures contracts/ Change in net unrealized appreciation/
depreciation on futures contracts
$ 9,789 $ (44,307)
Annual Rate* Annual Expense Limit
AZL Small Cap Stock Index Fund, Class 1 0.26% 0.46%
AZL Small Cap Stock Index Fund, Class 2 0.26% 0.71%

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
17
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the average daily net assets attributable to Class 2 shares, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy. Futures contracts are valued at the settlement prices established each day on the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 468,235,762 $ — $ —
#
$ 468,235,762
Affiliated Investment Company 5,806,714 — — 5,806,714
Unaffiliated Investment Company 2,147,458 — — 2,147,458
Total Investment Securities 476,189,934 — — 476,189,934
Other Financial Instruments:
*
Futures Contracts 35,243 — — 35,243
Total Investments $476,225,177 $— $— $476,225,177
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
#
Represents the interest in securities that were determined to have a value of zero at June 30, 2024.
*
Other Financial Instruments would include any derivative instruments, such as futures contracts.  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.
Purchases Sales
AZL Small Cap Stock Index Fund $49,988,050 $183,874,215

AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
18
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $460,718,116. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had an individual shareholder account which is affiliated with the Manager representing ownership in excess of 70% of the Fund. Investment activities of this shareholder could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Unrealized appreciation $210,053,847
Unrealized (depreciation) (42,857,917)
Net unrealized appreciation/(depreciation) $167,195,930
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL Small Cap Stock Index Fund $6,477,564 $34,376,583 $40,854,147
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL Small Cap Stock Index Fund $7,369,336 $22,935,914 $— $167,195,930 $197,501,180
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, mark-to-market of futures contracts, investments in real estate investment trusts and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

AZL® T. Rowe Price Capital Appreciation Fund
Semi-Annual Report
June 30, 2024
(Unaudited)

AZL® T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
3
See accompanying notes to the financial statements.
Shares Value
Common Stocks (63.8%):
Aerospace & Defense (1.4%):
20,275 Boeing Co. (The)* $ 3,690,253
5,000 Northrop Grumman Corp. 2,179,750
96,300 RTX Corp. 9,667,557
15,537,560
Biotechnology (1.9%):
55,620 AbbVie, Inc. 9,539,943
8,000 Argenx SE, ADR* 3,440,320
33,137 Biogen, Inc.* 7,681,819
20,662,082
Broadline Retail (2.7%):
152,234 Amazon.com, Inc.
#
* 29,419,220
Capital Markets (1.9%):
6,792 CME Group, Inc. 1,335,307
97,197 Intercontinental Exchange, Inc. 13,305,297
54,057 KKR & Co., Inc. 5,688,959
20,329,563
Chemicals (1.2%):
30,490 Linde plc 13,379,317
Commercial Services & Supplies (3.5%):
10,911 Republic Services, Inc. 2,120,444
153,154 Veralto Corp. 14,621,612
124,116 Waste Connections, Inc., ADR 21,764,982
38,507,038
Construction Materials (0.7%):
13,500 Martin Marietta Materials, Inc. 7,314,300
Electric Utilities (1.0%):
320,939 Exelon Corp. 11,107,699
Electrical Equipment (0.3%):
17,156 AMETEK, Inc. 2,860,077
Electronic Equipment, Instruments & Components (1.0%):
27,319 Teledyne Technologies, Inc.* 10,599,226
Financial Services (1.9%):
24,858 Mastercard, Inc., Class A 10,966,355
35,078 Visa, Inc., Class A
#
9,206,923
20,173,278
Health Care Equipment & Supplies (2.6%):
89,109 Becton Dickinson & Co. 20,825,664
94,665 GE HealthCare Technologies, Inc.
#
7,376,297
28,201,961
Health Care Providers & Services (3.2%):
10,600 Humana, Inc. 3,960,690
4,591 McKesson Corp. 2,681,327
55,446 UnitedHealth Group, Inc. 28,236,430
34,878,447
Hotels, Restaurants & Leisure (1.5%):
25,003 Hilton Worldwide Holdings, Inc. 5,455,655
12,800 McDonald's Corp. 3,261,952
Shares Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
57,800 Yum! Brands, Inc.
#
$ 7,656,188
16,373,795
Insurance (1.1%):
7,800 Arthur J. Gallagher & Co. 2,022,618
46,599 Marsh & McLennan Cos., Inc. 9,819,341
11,841,959
Interactive Media & Services (3.8%):
162,189 Alphabet, Inc., Class A
#
29,542,726
24,619 Meta Platforms, Inc., Class A 12,413,392
41,956,118
Life Sciences Tools & Services (5.5%):
337,069 Avantor, Inc.* 7,145,863
92,004 Danaher Corp. 22,987,199
204,561 Revvity, Inc.
#
21,450,267
15,404 Thermo Fisher Scientific, Inc. 8,518,412
60,101,741
Machinery (2.4%):
265,975 Fortive Corp. 19,708,747
74,001 Ingersoll Rand, Inc. 6,722,251
26,430,998
Multi-Utilities (3.6%):
158,687 Ameren Corp. 11,284,233
446,641 CenterPoint Energy, Inc. 13,836,938
32,887 CMS Energy Corp. 1,957,763
72,053 DTE Energy Co. 7,998,603
153,521 NiSource, Inc. 4,422,940
1,187 WEC Energy Group, Inc. 93,132
39,593,609
Oil, Gas & Consumable Fuels (2.3%):
520,878 Canadian Natural Resources, Ltd., ADR 18,543,257
85,100 Chesapeake Energy Corp.^ 6,994,369
25,537,626
Pharmaceuticals (0.9%):
11,300 Eli Lilly & Co. 10,230,794
Semiconductors & Semiconductor Equipment (3.9%):
23,300 Advanced Micro Devices, Inc.* 3,779,493
6,400 Broadcom, Inc. 10,275,392
227,240 NVIDIA Corp. 28,073,230
42,128,115
Software (13.2%):
2,015,499 Aurora Innovation, Inc.* 5,582,932
15,800 Autodesk, Inc.* 3,909,710
33,541 Intuit, Inc. 22,043,481
132,203 Microsoft Corp. 59,088,131
95,251 PTC, Inc.* 17,304,249
35,187 Roper Technologies, Inc.
#
19,833,504
63,219 Salesforce, Inc.
#
16,253,605
144,015,612

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
4
See accompanying notes to the financial statements.
Shares Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (1.8%):
92,240 Apple, Inc.
#
$ 19,427,589
Water Utilities (0.5%):
151,421 Essential Utilities, Inc. 5,652,546
Total Common Stocks (Cost $541,372,922) 696,260,270
Preferred Stocks (0.2%):
Electric Utilities (0.0%
†
):
19,071 SCE Trust IV, Series J, 5.38%,
12/31/49(TSFR3M+339.361bps) 449,313
Multi-Utilities (0.2%):
42,633 CMS Energy Corp., 5.88%, 10/15/78 1,028,308
21,298 CMS Energy Corp., 5.88%, 3/1/79 515,624
1,543,932
Total Preferred Stocks (Cost $2,075,050) 1,993,245
Principal Amount
Asset Backed Securities (0.1%):
$ 619,200 Domino's Pizza Master Issuer LLC, Class A2, Series
2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @
100(a) 564,137
809,340 Domino's Pizza Master Issuer LLC, Class A23,
Series 2017-1A, 4.12%, 7/25/47, Callable 7/25/24
@ 100(a) 781,327
Total Asset Backed Securities (Cost $1,420,247) 1,345,464
Bank Loans (10.6%):
Aerospace & Defense (0.2%):
162,700 TransDigm, Inc. Tranche I Term Loan, 8.09% (Term
SOFR+275bps), 8/24/28 162,938
1,535,510 TransDigm, Inc. Tranche K Term Loan, 8.09% (Term
SOFR+275bps), 3/22/30 1,537,967
1,700,905
Automobile Components (0.4%):
4,026,886 AssuredPartners, Inc. 2024 Term Loan, 8.84%
(Term SOFR+350bps), 2/14/31 4,034,980
Banks (0.6%):
2,475,000 Truist Insurance Holdings LLC Initial Term Loan (First
Lien), 5.33% (SOFR+0bps), 5/6/31 2,477,203
3,700,000 Truist Insurance Holdings LLC TL 2L Bankdebt,
5.33% (SOFR+0bps), 3/8/32 3,766,304
6,243,507
Building Products (0.8%):
6,744,132 Filtration Group Corporation 2021 Incremental Term
Loan, 8.84% (Term SOFR+350bps), 10/21/28 6,772,592
1,783,238 Filtration Group Corporation 2023 Extended Euro
Term Loan, 9.36% (EURIBOR RFR+425bps),
10/21/28 1,911,308
8,683,900
Capital Markets (0.0%
†
):
445,321 Severin Acquisition LLC Initial Term Loan (First Lien),
5.33% (SOFR+0bps), 8/1/27 446,435
Chemicals (0.8%):
3,837,189 USI, Inc. TL B 1L, 5.34% (Term SOFR+0bps),
11/23/29 3,834,811
Principal Amount Value
Bank Loans, continued
Chemicals, continued
$ 5,187,166 USI, Inc. TL B 1L Bankdebt, 5.34% (Term
SOFR+0bps), 9/27/30 $ 5,184,987
9,019,798
Diversified Consumer Services (0.4%):
3,339,094 Loire UK Midco 3 Limited Facility B (USD), 8.84%
(Term SOFR+350bps), 4/21/27 3,306,537
649,108 Loire UK Midco 3 Limited Facility B2 (USD), 9.09%
(Term SOFR+375bps), 4/21/27 642,215
3,948,752
Electrical Equipment (0.0%
†
):
576,575 Quartz AcquireCo LLC Additional Term B-1 Loan,
8.09% (Term SOFR+275bps), 6/28/30 576,575
Financial Services (0.6%):
1,365,186 AmWINS Group, Inc. Term Loan, 7.59% (Term
SOFR+225bps), 2/19/28 1,363,384
2,093,000 Azalea TopCo, Inc. Initial Term Loan (2024) (First
Lien), 8.84% (Term SOFR+350bps), 4/30/31 2,090,384
2,227,123 SBA Senior Finance II LLC Initial Term Loan (2024),
7.33% (SOFR+200bps), 1/25/31 2,228,526
738,425 Trans Union LLC 2019 Replacement Term B-5 Loan,
7.09% (Term SOFR+175bps), 11/16/26 737,369
127,746 Trans Union LLC 2024 Replacement Term B-7 Loan,
7.34% (Term SOFR+200bps), 12/1/28 127,676
6,547,339
Health Care Equipment & Supplies (0.1%):
610,862 Medline Borrower, LP Refinancing Term Loan,
8.09% (Term SOFR+275bps), 10/23/28 611,681
Health Care Providers & Services (0.6%):
336,971 ADMI Corp. Amendment No. 10 Extended Term
Loan, 11.09% (Term SOFR+575bps), 12/23/27 338,514
1,172,698 ADMI Corp. Amendment No. 4 Refinancing Term
Loan, 8.71% (Term SOFR+337.5bps), 12/23/27 1,143,967
2,228,419 ADMI Corp. Amendment No. 5 Incremental Term
Loan, 9.09% (Term SOFR+375bps), 12/23/27 2,179,684
2,440,080 Heartland Dental, LLC 2024 New Term Loan, 9.84%
(Term SOFR+450bps), 4/28/28 2,443,130
6,105,295
Hotels, Restaurants & Leisure (0.7%):
3,469,852 Hilton Worldwide Series B-4 Term Loan, 5.33%
(SOFR+0bps), 11/8/30 3,472,246
4,078,976 IRB Holding Corp. 2024 Replacement Term B Loan,
8.09% (Term SOFR+275bps), 12/15/27 4,074,571
7,546,817
Insurance (2.3%):
5,574,502 Alliant Holdings Intermediate LLC TLB-6 New Term
Loan, 8.84% (Term SOFR+350bps), 11/6/30 5,586,432
4,365,858 Broadstreet Partners, Inc. 2024 Term B Loan,
8.59% (Term SOFR+325bps), 6/13/31 4,351,669
14,343,040 HUB International, Limited 2024 Incremental Term
Loan, 5.33% (SOFR+0bps), 6/20/30 14,368,141
1,106,101 Ryan Specialty Group, LLC Initial Term Loan, 8.09%
(Term SOFR+275bps), 9/1/27 1,110,525
25,416,767

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
5
See accompanying notes to the financial statements.
Principal Amount Value
Bank Loans, continued
Life Sciences Tools & Services (0.0%
†
):
$ 155,137 Avantor Funding, Inc. Incremental B-6 Dollar Term
Loan, 7.34% (Term SOFR+200bps), 11/8/27 $ 155,719
Media (0.1%):
1,080,459 Charter Communications Operating, LLC Term B-2
Loan, 7.09% (Term SOFR+175bps), 2/1/27 1,078,903
Passenger Airlines (0.1%):
1,660,705 SkyMiles IP Ltd. (Delta Air Lines, Inc.) Initial Term
Loan, 9.09% (Term SOFR+375bps), 10/20/27 1,698,253
Software (2.5%):
10,165,672 Applied Systems, Inc. Initial Term Loan (2024) (First
Lien), 8.84% (Term SOFR+350bps), 2/24/31 10,234,392
1,311,146 Applied Systems, Inc. Initial Term Loan (2024)
(Second Lien), 5.34% (Term SOFR+525bps),
2/23/32 1,353,758
3,547,598 athenahealth Group, Inc. Initial Term Loan, 8.59%
(Term SOFR+325bps), 2/15/29 3,532,096
127,652 Epicor Software Corporation (fka Eagle Parent
Inc.)  2024 Delayed Draw Term Loan, 8.59%,
5/30/29+ 128,113
59,000 Epicor Software Corporation (fka Eagle Parent Inc.)
Term C Loan Retired 05/30/2024, 8.59% (Term
SOFR+325bps), 7/30/27 59,213
1,569,576 Epicor Software Corporation (fka Eagle Parent Inc.)
Term E Loan, 5.33% (SOFR+0bps), 5/30/31 1,575,242
118,018 Informatica Corp. Term B Loan, 7.59% (Term
SOFR+225bps), 10/27/28 118,276
3,578,905 Sophia, LP Term B-1 Loan (First Lien), 8.84% (Term
SOFR+350bps), 10/9/29 3,592,326
1,266,818 Storable, Inc. Initial Term Loan (First Lien), 8.84%
(Term SOFR+350bps), 4/17/28 1,267,047
5,848,640 UKG, Inc. 2024 Refinancing Term Loan (First Lien),
5.33% (SOFR+0bps), 2/10/31 5,867,648
27,728,111
Sovereign Bond (0.4%):
3,920,446 Mileage Plus Holdings LLC (Mileage Plus Intellectual
Property Assets, Ltd.) Initial Term Loan, 10.59%
(Term SOFR+525bps), 6/21/27 3,996,620
Total Bank Loans (Cost $115,048,037) 115,540,357
Corporate Bonds (10.4%):
Aerospace & Defense (0.9%):
501,000 Howmet Aerospace, Inc., 5.90%, 2/1/27 507,262
816,000 Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable
11/15/28 @ 100 740,520
1,542,000 TransDigm, Inc., 5.50%, 11/15/27, Callable 8/2/24
@ 101.38 1,513,087
3,118,000 TransDigm, Inc., 6.38%, 3/1/29, Callable 3/1/26 @
103.19(a) 3,129,693
1,455,000 TransDigm, Inc., 7.13%, 12/1/31, Callable 12/1/26
@ 103.56(a) 1,496,831
2,445,000 TransDigm, Inc., 6.63%, 3/1/32, Callable 3/1/27 @
103.31(a) 2,463,338
9,850,731
Automobile Components (0.1%):
643,000 Clarios Global LP/Clarios US Finance Co., 6.25%,
5/15/26, Callable 8/2/24 @ 100(a) 642,196
Principal Amount Value
Corporate Bonds, continued
Automobile Components, continued
$ 818,000 Clarios Global LP/Clarios US Finance Co., 8.50%,
5/15/27, Callable 8/2/24 @ 100(a) $ 822,090
1,464,286
Biotechnology (0.1%):
466,000 Biogen, Inc., 5.20%, 9/15/45, Callable 3/15/45
@ 100 421,257
1,739,000 Biogen, Inc., 3.15%, 5/1/50, Callable 11/1/49 @
100 1,108,910
1,530,167
Capital Markets (0.5%):
152,000 Intercontinental Exchange, Inc., 4.00%, 9/15/27,
Callable 8/15/27 @ 100(a) 146,829
1,456,000 MSCI, Inc., 4.00%, 11/15/29, Callable 11/15/24
@ 102(a) 1,363,180
737,000 MSCI, Inc., 3.63%, 9/1/30, Callable 3/1/25 @
101.81(a) 661,457
1,073,000 MSCI, Inc., 3.88%, 2/15/31, Callable 6/1/25 @
101.94(a) 968,382
1,155,000 MSCI, Inc., 3.63%, 11/1/31, Callable 11/1/26 @
101.81(a) 1,013,513
1,039,000 MSCI, Inc., 3.25%, 8/15/33, Callable 8/15/27 @
101.63(a) 854,578
5,007,939
Containers & Packaging (0.1%):
625,000 Ball Corp., 6.00%, 6/15/29, Callable 5/15/26 @ 103 625,781
Distributors (0.2%):
2,543,000 USI, Inc., 7.50%, 1/15/32, Callable 1/15/27 @
103.75(a) 2,577,966
Diversified Consumer Services (0.1%):
103,000 Service Corp. International, 4.63%, 12/15/27,
Callable 8/2/24 @ 101.54 99,395
605,000 Service Corp. International, 3.38%, 8/15/30,
Callable 8/15/25 @ 101.69 525,594
624,989
Electric Utilities (0.6%):
1,819,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 10/15/27, Callable 8/2/24 @
101.69(a) 1,787,167
385,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 4.25%, 10/15/27, Callable 8/2/24 @
102.13(a) 359,975
2,262,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 6.75%, 4/15/28, Callable 4/15/25 @
103.38(a) 2,262,000
626,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 5.88%, 11/1/29, Callable 11/1/24 @
102.94(a) 584,528
2,117,000 Alliant Holdings Intermediate LLC/Alliant Holdings
Co.-Issuer, 7.00%, 1/15/31, Callable 1/15/27 @
103.5(a) 2,132,877
7,126,547
Electrical Equipment (0.0%
†
):
200,000 Sensata Technologies, Inc., 6.63%, 7/15/32,
Callable 7/15/27 @ 103.31(a) 201,250

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
6
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
Entertainment (0.0%
†
):
$ 100,000 Live Nation Entertainment, Inc., 4.88%, 11/1/24,
Callable 8/2/24 @ 100(a) $ 99,375
Financial Services (1.0%):
59,000 AmWINS Group, Inc., 6.38%, 2/15/29, Callable
2/15/26 @ 103.19(a) 59,148
876,000 HUB International, Ltd., 5.63%, 12/1/29, Callable
12/1/24 @ 102.81(a) 825,630
9,402,000 HUB International, Ltd., 7.25%, 6/15/30, Callable
6/15/26 @ 103.63(a) 9,590,040
10,474,818
Health Care Equipment & Supplies (0.6%):
3,320,000 Avantor Funding, Inc., 4.63%, 7/15/28, Callable
8/2/24 @ 101.16(a) 3,158,150
871,000 Avantor Funding, Inc., 3.88%, 11/1/29, Callable
11/1/24 @ 101.94(a) 790,433
396,000 Becton, Dickinson & Co., 3.70%, 6/6/27, Callable
3/6/27 @ 100 380,027
287,000 GE HealthCare Technologies, Inc., 5.65%, 11/15/27,
Callable 10/15/27 @ 100 290,395
574,000 Hologic, Inc., 3.25%, 2/15/29, Callable 8/2/24 @
101.63(a) 513,730
854,000 Teleflex, Inc., 4.63%, 11/15/27, Callable 7/18/24
@ 101.54 823,042
130,000 Teleflex, Inc., 4.25%, 6/1/28, Callable 8/2/24 @
101.06(a) 122,037
6,077,814
Health Care Providers & Services (0.4%):
1,068,000 Heartland Dental LLC/Heartland Dental Finance
Corp., 10.50%, 4/30/28, Callable 5/15/25 @
105.25(a) 1,132,080
905,000 IQVIA, Inc., 5.00%, 5/15/27, Callable 8/2/24 @
100(a) 881,244
852,000 IQVIA, Inc., 5.70%, 5/15/28, Callable 4/15/28 @
100 860,520
574,000 IQVIA, Inc., 6.50%, 5/15/30, Callable 5/15/26 @
103.25(a) 580,457
612,000 Medline Borrower LP/Medline Co-Issuer, Inc.,
6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) 617,355
428,000 Surgery Center Holdings, Inc., 7.25%, 4/15/32,
Callable 4/15/27 @ 103.63(a) 432,280
4,503,936
Health Care Technology (0.0%
†
):
306,000 Clarivate Science Holdings Corp., 3.88%, 7/1/28,
Callable 7/15/24 @ 101.94(a) 283,050
220,000 Clarivate Science Holdings Corp., 4.88%, 7/1/29,
Callable 7/15/24 @ 102.44(a) 203,775
486,825
Hotels, Restaurants & Leisure (2.4%):
1,438,000 Cedar Fair LP, 5.25%, 7/15/29, Callable 7/18/24
@ 102.63 1,373,290
2,088,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 5.38%, 4/15/27,
Callable 8/2/24 @ 100.9 2,064,510
1,084,000 Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/1/28,
Callable 7/18/24 @ 103.25 1,088,065
Principal Amount Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$ 723,000 Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25,
Callable 7/15/24 @ 100(a) $ 720,289
1,606,000 Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28,
Callable 8/2/24 @ 101.44(a) 1,595,962
734,000 Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29,
Callable 4/1/26 @ 102.94(a) 734,918
1,414,000 Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29,
Callable 8/2/24 @ 101.88(a) 1,293,810
1,266,000 Hilton Domestic Operating Co., Inc., 4.88%,
1/15/30, Callable 1/15/25 @ 102.44 1,215,360
1,940,000 Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31,
Callable 5/1/26 @ 102(a) 1,736,300
642,000 Hilton Domestic Operating Co., Inc., 3.63%,
2/15/32, Callable 8/15/26 @ 101.81(a) 555,330
477,000 Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 4.88%, 4/1/27, Callable 7/18/24 @
100.61^ 467,460
1,883,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell
of America LLC, 4.75%, 6/1/27, Callable 8/2/24 @
100.79(a) 1,838,279
1,273,000 Life Time, Inc., 5.75%, 1/15/26, Callable 8/2/24 @
101.44(a) 1,263,452
80,000 Marriott International, Inc., Series R, 3.13%,
6/15/26, Callable 3/15/26 @ 100 76,704
1,443,000 Six Flags Entertainment Corp., 5.50%, 4/15/27,
Callable 8/2/24 @ 100.92(a) 1,424,963
737,000 Six Flags Theme Parks, Inc., 7.00%, 7/1/25, Callable
8/2/24 @ 100(a) 737,000
599,000 Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27
@ 103.25(a) 603,492
1,021,000 Yum! Brands, Inc., 4.75%, 1/15/30, Callable
10/15/29 @ 100(a) 971,226
1,205,000 Yum! Brands, Inc., 3.63%, 3/15/31, Callable
12/15/30 @ 100 1,060,400
1,561,000 Yum! Brands, Inc., 4.63%, 1/31/32, Callable
10/1/26 @ 102.31 1,432,218
1,492,000 Yum! Brands, Inc., 5.38%, 4/1/32, Callable 4/1/27
@ 102.69 1,434,185
687,000 Yum! Brands, Inc., 6.88%, 11/15/37 743,677
1,677,000 Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43
@ 100 1,597,342
26,028,232
Insurance (0.8%):
432,000 AmWINS Group, Inc., 4.88%, 6/30/29, Callable
8/2/24 @ 102.44(a) 401,220
313,000 AssuredPartners, Inc., 7.50%, 2/15/32, Callable
2/15/27 @ 103.75(a) 313,000
1,282,000 BroadStreet Partners, Inc., 5.88%, 4/15/29, Callable
8/2/24 @ 102.94(a) 1,195,465
6,300,000 HUB International, Ltd., 7.38%, 1/31/32, Callable
1/31/27 @ 103.69(a) 6,370,875
293,000 Ryan Specialty LLC, 4.38%, 2/1/30, Callable 2/1/25
@ 102.19(a) 271,391
8,551,951
IT Services (0.1%):
474,000 Gartner, Inc., 4.50%, 7/1/28, Callable 8/2/24 @
101.13(a) 456,818

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
7
See accompanying notes to the financial statements.
Principal Amount Value
Corporate Bonds, continued
IT Services, continued
$ 889,000 Gartner, Inc., 3.63%, 6/15/29, Callable 8/2/24 @
101.81(a) $ 810,101
341,000 Gartner, Inc., 3.75%, 10/1/30, Callable 10/1/25 @
101.88(a) 304,769
1,571,688
Life Sciences Tools & Services (0.2%):
781,000 Charles River Laboratories International, Inc.,
4.25%, 5/1/28, Callable 7/18/24 @ 101.42(a) 733,164
491,000 Charles River Laboratories International, Inc.,
3.75%, 3/15/29, Callable 8/2/24 @ 101.88(a) 448,037
814,000 Charles River Laboratories International, Inc.,
4.00%, 3/15/31, Callable 3/15/26 @ 102(a) 724,460
211,000 PRA Health Sciences, Inc., 2.88%, 7/15/26, Callable
8/2/24 @ 100.72(a) 199,659
2,105,320
Media (1.0%):
439,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 5/1/26, Callable 8/2/24 @ 100(a) 432,964
5,502,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27, Callable 8/2/24 @ 100.85(a) 5,281,920
4,413,000 CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28, Callable 7/18/24 @ 101.67(a) 4,126,155
754,000 Lamar Media Corp., 3.75%, 2/15/28, Callable
7/18/24 @ 100.94 703,105
124,000 Lamar Media Corp., 4.88%, 1/15/29, Callable
8/2/24 @ 102.44 119,040
120,000 Lamar Media Corp., 3.63%, 1/15/31, Callable
1/15/26 @ 101.81 104,850
10,768,034
Metals & Mining (0.1%):
1,477,000 Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable
6/1/27 @ 103.56(a) 1,488,078
Passenger Airlines (0.3%):
1,662,274 Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%,
10/20/28(a) 1,617,228
1,304,451 Mileage Plus Holdings LLC/Mileage Plus Intellectual
Property Assets, Ltd., 6.50%, 6/20/27, Callable
8/2/24 @ 101.63(a) 1,306,082
2,923,310
Professional Services (0.1%):
845,000 Korn Ferry, 4.63%, 12/15/27, Callable 8/2/24 @
101.16(a) 801,694
Real Estate Management & Development (0.1%):
272,000 VICI Properties LP/VICI Note Co., Inc., 5.75%,
2/1/27, Callable 11/1/26 @ 100(a) 272,340
235,000 VICI Properties LP/VICI Note Co., Inc., 3.75%,
2/15/27, Callable 8/2/24 @ 100.94(a) 223,544
283,000 VICI Properties LP/VICI Note Co., Inc., 4.13%,
8/15/30, Callable 2/15/25 @ 102.06(a) 257,176
753,060
Software (0.2%):
228,000 Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable
7/15/24 @ 101.81 213,180
675,000 Booz Allen Hamilton, Inc., 3.88%, 9/1/28, Callable
8/2/24 @ 101.94(a) 637,031
Principal Amount Value
Corporate Bonds, continued
Software, continued
$ 476,000 Booz Allen Hamilton, Inc., 4.00%, 7/1/29, Callable
7/15/24 @ 102(a) $ 446,250
345,000 Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable
5/4/33 @ 100 356,213
60,000 Crowdstrike Holdings, Inc., 3.00%, 2/15/29, Callable
7/15/24 @ 101.5 54,000
503,000 PTC, Inc., 4.00%, 2/15/28, Callable 8/2/24 @
101.33(a) 472,820
618,000 UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @
103.44(a) 623,407
2,802,901
Specialized REITs (0.4%):
113,000 American Tower Corp., 1.50%, 1/31/28, Callable
11/30/27 @ 100 99,101
1,792,000 SBA Communications Corp., 3.88%, 2/15/27,
Callable 7/15/24 @ 100.97 1,706,880
1,892,000 SBA Communications Corp., 3.13%, 2/1/29, Callable
8/2/24 @ 101.56 1,681,515
63,000 SBA Tower Trust, 6.60%, 1/15/28, Callable 1/15/27
@ 100(a) 64,454
679,000 VICI Properties LP, 5.75%, 4/1/34, Callable 1/1/34
@ 100 667,966
4,219,916
Technology Hardware, Storage & Peripherals (0.1%):
290,000 Sensata Technologies, Inc., 4.38%, 2/15/30,
Callable 11/15/29 @ 100(a) 265,713
743,000 Sensata Technologies, Inc., 3.75%, 2/15/31,
Callable 2/15/26 @ 101.88(a) 646,410
912,123
Total Corporate Bonds (Cost $113,960,336) 113,578,731
Yankee Debt Obligations (0.4%):
Automobile Components (0.1%):
467,000 Clarios Global LP, 6.75%, 5/15/25, Callable 8/2/24
@ 100(a) 467,000
Commercial Services & Supplies (0.2%):
580,000 GFL Environmental, Inc., 4.00%, 8/1/28, Callable
7/15/24 @ 102(a) 539,400
1,304,000 GFL Environmental, Inc., 4.75%, 6/15/29, Callable
8/2/24 @ 102.38(a) 1,229,020
476,000 GFL Environmental, Inc., 4.38%, 8/15/29, Callable
8/15/24 @ 102.19(a) 436,730
319,000 GFL Environmental, Inc., 6.75%, 1/15/31, Callable
1/15/27 @ 103.38(a) 325,779
2,530,929
Electrical Equipment (0.1%):
565,000 Sensata Technologies BV, 5.00%, 10/1/25(a) 568,531
359,000 Sensata Technologies BV, 4.00%, 4/15/29, Callable
8/2/24 @ 102(a) 328,485
403,000 Sensata Technologies BV, 5.88%, 9/1/30, Callable
9/1/25 @ 102.94(a) 391,918
1,288,934
Total Yankee Debt Obligations (Cost $4,264,003) 4,286,863

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
8
See accompanying notes to the financial statements.
Percentages indicated are based on net assets as of June 30, 2024.
Principal Amount Value
U.S. Treasury Obligations (10.9%):
U.S. Treasury Notes (10.9%):
$ 20,059,900 3.88%, 8/15/33 $ 19,301,385
39,854,900 4.50%, 11/15/33 40,228,540
38,642,400 4.00%, 2/15/34 37,519,355
22,191,600 4.38%, 5/15/34 22,198,535
119,247,815
Total U.S. Treasury Obligations (Cost $118,658,882) 119,247,815
Shares
Unaffiliated Investment Companies (4.0%):
Money Markets (4.0%):
32,160 BlackRock Liquidity FedFund, Institutional Class,
5.17%(b)(c) 32,160
43,098,839 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 5.18%(c) 43,098,839
Total Unaffiliated Investment Companies (Cost $43,130,999) 43,130,999
Total Investment Securities
(Cost $939,930,476) — 100.4% 1,095,383,744
Net other assets (liabilities) — (0.4)% (4,309,131)
Net Assets — 100.0% $ 1,091,074,613
ADR—American Depository Receipt
EURIBOR RFR—Euro Interbank Offered Rate Risk-Free Rate
SOFR—Secured Overnight Financing Rate
* Non-income producing security.
^ This security or a partial position of this security was on loan as of June 30, 2024. The total value of securities on loan as of June 30, 2024 was $31,107.
+ This security, in part or entirely, represents an unfunded loan commitment.
# All or a portion of this security has been pledged as collateral for outstanding call options written.
† Represents less than 0.05%.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2024.
(c) The rate represents the effective yield at June 30, 2024.
Options Contracts
At June 30, 2024, the Fund's over-the-counter options written were as follows:
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Abbvie, Inc. Citigroup Call 160.00 USD 1/20/25 94 $ 1,504,000 $ (169,377)
Abbvie, Inc. Citigroup Call 165.00 USD 1/20/25 94 1,551,000 (138,079)
Abbvie, Inc. Morgan Stanley Call 165.00 USD 1/20/25 30 495,000 (44,068)
Abbvie, Inc. Morgan Stanley Call 170.00 USD 1/20/25 31 527,000 (36,247)
Abbvie, Inc. Citigroup Call 175.00 USD 1/20/25 120 2,100,000 (109,021)
Alphabet, Inc. Wells Fargo Call 180.00 USD 1/20/25 66 1,188,000 (123,238)
Apple, Inc. JPMorgan Chase Call 200.00 USD 1/20/25 72 1,440,000 (169,851)
Apple, Inc. JPMorgan Chase Call 215.00 USD 1/20/25 72 1,548,000 (105,849)
Arthur J. Gallagher Co. JPMorgan Chase Call 250.00 USD 11/15/24 62 1,550,000 (124,428)
CME Group, Inc. JPMorgan Chase Call 230.00 USD 1/20/25 27 621,000 (4,924)
CME Group, Inc. JPMorgan Chase Call 240.00 USD 1/20/25 27 648,000 (2,684)
Danaher Corp. UBS Call 300.00 USD 1/20/25 44 1,320,000 (19,306)
GE Healthcare Technology UBS Call 85.00 USD 1/20/25 18 153,000 (7,469)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
9
See accompanying notes to the financial statements.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
GE Healthcare Technology UBS Call 90.00 USD 1/20/25 18 $ 162,000 $ (4,783)
Hilton Worldwide Holdings Barclays Bank Call 220.00 USD 1/20/25 30 660,000 (50,980)
Hilton Worldwide Holdings Barclays Bank Call 230.00 USD 1/20/25 30 690,000 (36,063)
Ingersoll Rand, Inc. Bank of America Call 100.00 USD 12/20/24 48 480,000 (17,423)
Ingersoll Rand, Inc. Bank of America Call 105.00 USD 12/20/24 48 504,000 (12,240)
Intercontinental Exchange, Inc. Citigroup Call 125.00 USD 1/17/25 90 1,125,000 (156,244)
Intercontinental Exchange, Inc. Citigroup Call 130.00 USD 1/17/25 90 1,170,000 (123,248)
Intercontinental Exchange, Inc. Bank of America Call 140.00 USD 1/20/25 64 896,000 (48,007)
Intercontinental Exchange, Inc. Bank of America Call 145.00 USD 1/20/25 101 1,464,500 (52,177)
Intercontinental Exchange, Inc. Bank of America Call 155.00 USD 1/20/25 36 558,000 (8,144)
KKR Co., Inc. Citigroup Call 115.00 USD 1/20/25 48 552,000 (31,532)
KKR Co., Inc. Citigroup Call 120.00 USD 1/20/25 48 576,000 (23,774)
KKR Co., Inc. Citigroup Call 120.00 USD 1/19/26 18 216,000 (23,969)
KKR Co., Inc. Citigroup Call 125.00 USD 1/19/26 18 225,000 (20,772)
KKR Co., Inc. Citigroup Call 130.00 USD 1/19/26 18 234,000 (17,986)
Marsh McLennan Cos., Inc. Goldman Sachs Call 210.00 USD 7/19/24 29 609,000 (12,080)
Marsh McLennan Cos., Inc. Goldman Sachs Call 220.00 USD 7/19/24 29 638,000 (2,041)
Marsh McLennan Cos., Inc. Goldman Sachs Call 210.00 USD 12/20/24 114 2,394,000 (139,188)
Mastercard, Inc. JPMorgan Chase Call 480.00 USD 1/20/25 17 816,000 (23,227)
Mastercard, Inc. JPMorgan Chase Call 490.00 USD 1/20/25 17 833,000 (18,187)
Mastercard, Inc. JPMorgan Chase Call 500.00 USD 1/20/25 16 800,000 (13,357)
McDonald's Corp. UBS Call 320.00 USD 1/20/25 43 1,376,000 (3,319)
McDonald's Corp. UBS Call 325.00 USD 1/20/25 42 1,365,000 (2,502)
McDonald's Corp. UBS Call 330.00 USD 1/20/25 43 1,419,000 (1,972)
McKesson Corp. Goldman Sachs Call 600.00 USD 1/20/25 19 1,140,000 (70,541)
McKesson Corp. Goldman Sachs Call 620.00 USD 1/20/25 19 1,178,000 (53,373)
McKesson Corp. Goldman Sachs Call 640.00 USD 1/20/25 4 256,000 (8,431)
McKesson Corp. Goldman Sachs Call 680.00 USD 1/20/25 3 204,000 (3,576)
New Linde plc Wells Fargo Call 460.00 USD 1/17/25 57 2,622,000 (103,489)
New Linde plc Wells Fargo Call 480.00 USD 1/17/25 45 2,160,000 (49,010)
New Linde plc Wells Fargo Call 440.00 USD 1/20/25 21 924,000 (59,937)
New Linde plc Wells Fargo Call 450.00 USD 1/20/25 21 945,000 (48,273)
New Linde plc Wells Fargo Call 470.00 USD 1/20/25 17 799,000 (24,019)
New Linde plc Wells Fargo Call 485.00 USD 1/20/25 12 582,000 (11,457)
Northrop Grumman Corp. Barclays Bank Call 490.00 USD 1/20/25 50 2,450,000 (47,840)
Republic Services, Inc. Wells Fargo Call 170.00 USD 7/19/24 13 221,000 (31,763)
Republic Services, Inc. Wells Fargo Call 175.00 USD 7/19/24 13 227,500 (25,281)
Roper Technologies, Inc. Citigroup Call 580.00 USD 12/20/24 26 1,508,000 (63,227)
Roper Technologies, Inc. Citigroup Call 600.00 USD 12/20/24 36 2,160,000 (57,213)
Roper Technologies, Inc. Citigroup Call 620.00 USD 12/20/24 10 620,000 (10,647)
Roper Technologies, Inc. Citigroup Call 640.00 USD 12/20/24 10 640,000 (7,369)
RTX Corp. Goldman Sachs Call 115.00 USD 1/20/25 48 552,000 (7,161)
RTX Corp. Goldman Sachs Call 120.00 USD 1/20/25 48 576,000 (4,048)
Teledyne Technologies, Inc. Goldman Sachs Call 430.00 USD 12/20/24 1 43,000 (1,088)
Teledyne Technologies, Inc. Goldman Sachs Call 450.00 USD 12/20/24 1 45,000 (709)
Thermo Fisher Scientific, Inc. JPMorgan Chase Call 650.00 USD 1/20/25 19 1,235,000 (17,416)
UnitedHealth Group, Inc. Citigroup Call 580.00 USD 1/20/25 44 2,552,000 (61,602)
UnitedHealth Group, Inc. JPMorgan Chase Call 600.00 USD 1/20/25 52 3,120,000 (51,514)
Veralto Corp. UBS Call 110.00 USD 1/20/25 34 374,000 (7,172)
Veralto Corp. UBS Call 115.00 USD 1/20/25 34 391,000 (3,876)
Visa, Inc. Goldman Sachs Call 305.00 USD 1/20/25 27 823,500 (9,458)
Visa, Inc. Goldman Sachs Call 310.00 USD 1/20/25 27 837,000 (7,606)
Visa, Inc. Goldman Sachs Call 315.00 USD 1/20/25 27 850,500 (6,109)
Waste Connections, Inc. Citigroup Call 175.00 USD 12/20/24 24 420,000 (25,621)
Waste Connections, Inc. Citigroup Call 180.00 USD 12/20/24 24 432,000 (18,897)
Yum! Brands, Inc. Wells Fargo Call 140.00 USD 1/20/25 56 784,000 (25,102)
Yum! Brands, Inc. JPMorgan Chase Call 145.00 USD 1/20/25 63 913,500 (17,329)
Yum! Brands, Inc. Wells Fargo Call 145.00 USD 1/20/25 160 2,320,000 (44,009)
Yum! Brands, Inc. JPMorgan Chase Call 150.00 USD 1/20/25 139 2,085,000 (23,013)
Yum! Brands, Inc. Wells Fargo Call 150.00 USD 1/20/25 160 2,400,000 (26,489)

AZL T. Rowe Price Capital Appreciation Fund
Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
10
See accompanying notes to the financial statements.
Description Counterparty Put/ Call Strike Price Expiration Date Contracts
Notional
Amount(a) Value
Total (Premiums $2,945,251) $ (2,931,421)
(a) Notional amount is expressed as the number of contracts multiplied by the contract size multiplied by the strike price of the underlying asset.
Balances Reported in the Statement of Assets and Liabilities for Options Written
Value
Options Written $ (2,931,421)

AZL T. Rowe Price Capital Appreciation Fund
11
See accompanying notes to the financial statements.
Statement of Assets and Liabilities
June 30, 2024
Statement of Operations
For the Six Months Ended June 30, 2024
Assets:
Investment securities, at cost $ 939,930,476
Investment securities, at value(a) $ 1,095,383,744
Cash 125,414
Interest and dividends receivable 3,216,771
Foreign currency, at value (cost $406,131) 402,297
Receivable for investments sold 4,410,746
Prepaid expenses 2,624
Reclaims receivable 36,797
Total Assets 1,103,578,393
Liabilities:
Payable for investments purchased 7,666,644
Payable for capital shares redeemed 965,981
Written Options (Premiums received $2,945,251) 2,931,421
Payable for collateral received on loaned securities 32,160
Management fees payable 625,262
Administration fees payable 26,350
Distribution fees payable 223,308
Custodian fees payable 4,755
Administrative and compliance services fees payable 1,161
Transfer agent fees payable 1,190
Trustee fees payable 2,665
Other accrued liabilities 22,883
Total Liabilities 12,503,780
Commitments and contingent liabilities^
Net Assets
$ 1,091,074,613
Net Assets Consist of:
Paid in capital $ 852,236,895
Total distributable earnings 238,837,718
Net Assets
$ 1,091,074,613
Shares of beneficial interest (unlimited number of shares authorized, no par value) 62,281,943
Net Asset Value (offering and redemption price per share) $ 17.52
(a) Includes securities on loan of $31,107.
^ See Note 3 in Notes to the Financial Statements.
Investment Income:
Interest $ 11,445,496
Dividends 5,440,100
Income from securities lending 7,226
Foreign withholding tax (82,829)
Total Investment Income 16,809,993
Expenses:
Management fees 4,091,761
Administration fees 163,956
Distribution fees 1,363,920
Custodian fees 11,611
Administrative and compliance services fees 6,398
Transfer agent fees 4,324
Trustee fees 24,539
Professional fees 32,304
Shareholder reports 4,489
Other expenses 13,404
Total expenses before reductions 5,716,706
Less Management fees contractually waived (272,781)
Net expenses 5,443,925
Net Investment Income/(Loss)
11,366,068
Net realized and Change in net unrealized gains/losses on
investments:
Net realized gains/(losses) on securities and foreign currencies 53,852,840
Net realized gains/(losses) on written options contracts 2,626,497
Change in net unrealized appreciation/depreciation on securities and foreign currencies 5,567,687
Change in net unrealized appreciation/depreciation on written options contracts (1,080,494)
Net realized and Change in net unrealized gains/losses on
investments
60,966,530
Change in Net Assets Resulting From Operations
$ 72,332,598

AZL T. Rowe Price Capital Appreciation Fund
12
See accompanying notes to the financial statements.
Statements of Changes in Net Assets
For the
Six Months Ended
June 30, 2024
For the
Year Ended
December 31, 2023
(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss) $ 11,366,068 $ 23,559,516
Net realized gains/(losses) on investments 56,479,337 13,423,431
Change in unrealized appreciation/depreciation on investments 4,487,193 147,545,579
Change in net assets resulting from operations 72,332,598 184,528,526
Distributions to Shareholders:
Distributions — (154,465,080)
Change in net assets resulting from distributions to shareholders — (154,465,080)
Capital Transactions:
Proceeds from shares issued 4,253,434 11,212,191
Proceeds from dividends reinvested — 154,465,080
Value of shares redeemed (85,979,291) (172,149,580)
Change in net assets resulting from capital transactions (81,725,857) (6,472,309)
Change in net assets (9,393,259) 23,591,137
Net Assets:
Beginning of period 1,100,467,872 1,076,876,735
End of period $ 1,091,074,613 $ 1,100,467,872
Share Transactions:
Shares issued 252,662 664,767
Dividends reinvested — 10,263,460
Shares redeemed (5,072,032) (10,071,613)
Change in shares (4,819,370) 856,614
Amounts shown as “—” are either $0 or round to less than $1.

AZL T. Rowe Price Capital Appreciation Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated. Does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.)
13
See accompanying notes to the financial statements.
Six Months
Ended
June 30, 2024
Year Ended
December 31,
2023
Year Ended
December 31,
2022
Year Ended
December 31,
2021
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period
$16.40 $16.26 $21.94 $21.14 $19.66 $16.93
Investment Activities:
Net Investment Income/(Loss)(a) 0.18  0.37  0.23  0.16  0.19  0.26
Net Realized and Unrealized Gains/(Losses)
on Investments 0.94  2.40  (2.92) 3.54  3.10  3.79
Total from Investment Activities 1.12  2.77  (2.69) 3.70  3.29  4.05
Distributions to Shareholders From:
Net Investment Income —  (0.25) (0.14) (0.23) (0.29) (0.42)
Net Realized Gains —  (2.38) (2.85) (2.67) (1.52) (0.90)
Total Dividends —  (2.63) (2.99) (2.90) (1.81) (1.32)
Net Asset Value, End of Period
$17.52 $16.40 $16.26 $21.94 $21.14 $19.66
Total Return
(b) 6.83%(c) 18.47% (12.09)% 18.12% 17.48% 24.38%
Ratios to Average Net Assets/
Supplemental Data:
Net Assets, End of Period (000's) $1,091,075 $1,100,468 $1,076,877 $1,423,754 $1,336,254 $1,271,510
Net Investment Income/(Loss)(d) 2.08% 2.16% 1.21% 0.70% 0.97% 1.36%
Expenses Before Reductions(d)(e) 1.05% 1.05% 1.04% 1.05% 1.06% 1.05%
Expenses Net of Reductions(d) 1.00% 1.00% 0.99% 1.00% 1.01% 1.00%
Portfolio Turnover Rate 34%(c) 68% 86% 49% 87% 45%
(a) Calculated using the average shares method.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
14
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and thus is determined to be an investment company, and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services— Investment
Companies.” The Trust consists of 15 separate investment portfolios (individually a “Fund,” collectively, the “Funds”), of which one is included in this report, the AZL T. Rowe Price
Capital Appreciation Fund (the “Fund”), and 14 are presented in separate reports. The Fund is a diversified series of the Trust.
The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance
Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-
dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.
Real Estate Investment Trusts
The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.
Foreign Currency Translation and Withholding Taxes
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of distributions from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from
U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and differing treatment on certain investments) do not require reclassification. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.
Expense Allocation
Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products Trust, Allianz
Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the
“Manager”), serves as the investment manager for the Trust, Allianz Variable Insurance Products Fund of Funds Trust and AIM ETF Products Trust.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
15
This report does not reflect fees or expenses associated with the separate accounts that invest in the Fund or in any variable annuity contracts or variable life insurance policy for which the Fund serves as an investment vehicle.
Bank Loans
The Fund may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium as shown in the Schedule of
Portfolio Investments. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Schedule of Portfolio Investments. All or a portion of any bank loans may be unfunded. The Fund reflects both the funded portion of a bank loan, as well as its unfunded commitment in the Schedule of Portfolio Investments.
The portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the portfolio must have funds sufficient to cover its contractual obligation.
Securities Lending
To generate additional income, the Fund may lend up to 33 1⁄3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash,
U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities).
The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The
Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned.
There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2024 are presented on the Fund’s Schedule of Portfolio Investments.
Cash collateral received in connection with securities lending is invested on behalf of the Fund in the BlackRock Liquidity FedFund, Institutional Class, a money market fund which invests in short-term investments that have a remaining maturity of 397 days or less in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the securities lending agent 9%
of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $713 during the period ended June 30, 2024. These fees have been netted against “Income from securities lending” on the Statement of Operations. The Fund had securities lending transactions of $32,160 accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2024. At June 30, 2024, there were no master netting provisions in the securities lending agreement.
Affiliated Securities Transactions
Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Manager and Subadviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period ended June 30, 2024, the Fund did not engage in any Rule 17a-7 transactions.
Derivative Instruments
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the
Fund, including the primary underlying risk exposures related to each instrument type.
Options Contracts
The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2024, the Fund wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.
Purchased Options Contracts—The Fund pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked to market to reflect the current value of the option when purchasing options. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. There was no purchased option activity during the period.
Written Options Contracts—The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of June
30, 2024, securities valued at $1,298,496 have been segregated as collateral as reported on the Fund’s Schedule of Portfolio Investments. For the period ended June 30, 2024, the monthly average notional amount for written options contracts was $58.7 million. Realized gains and losses are reported as “Net realized gains/(losses) on written options contracts”
on the Statement of Operations.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
16
Summary of Derivative Instruments
The following is a summary of the values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2024:
The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2024:
The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June
30, 2024. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of
Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June
30, 2024.
As of June 30, 2024, the Fund’s derivative assets and liabilities by type were as follows:
The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral received by the Fund as of
June 30, 2024:
* The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.
3. Fees and Transactions with Affiliates and Other Parties
The Manager provides investment advisory and management services for the Fund. Pursuant to an amended and restated subadvisory agreement, effective November 15, 2013, with
T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”), T. Rowe Price provides investment advisory services for and makes investment decisions on behalf of the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the
Fund. Expenses incurred by the Fund for investment advisory and management services are reflected on the Statement of Operations as “Management fees.” For its services, the
Asset Derivatives Liability Derivatives
Primary Risk Exposure
Statement of Assets
and Liabilities Location Total Value
Statement of Assets
and Liabilities Location Total Value
Equity Risk
– (2,931,421)
Options Contracts $ — Written Options Contracts $ 2,931,421
Primary Risk Exposure
Location of Gains/(Losses)
on Derivatives
Recognized
Realized Gains/(Losses)
on Derivatives
Recognized
Change in Net Unrealized
Appreciation/Depreciation
on Derivatives Recognized
Equity Risk
(2,626,497) 1,080,494
Options Contracts Net Realized gains/(losses) on written options contracts/ Change in net unrealized appreciation/depreciation on written option contracts
$2,626,497 $(1,080,494)
Assets Liabilities
Derivative Financial Instruments:
Written option contracts $— $2,931,421
Total derivative assets and liabilities in the Statement of Assets and Liabilities — 2,931,421
Derivatives not subject to a master netting agreement or similar agreement ("MNA") — —
Total derivative assets and liabilities subject to a MNA $— $2,931,421
Counterparty
Derivative Liabilities
Subject to a MNA by
Counterparty
Derivatives Available for
Offset
Non-Cash Collateral
Pledged* Cash Collateral Pledged*
Net Amount of
Derivative Liabilities
Bank of America $137,991 $— $— $— $137,991
Barclays Bank 134,883 — — — 134,883
Citigroup 1,058,578 — — — 1,058,578
Goldman Sachs 325,409 — (325,409) — —
JPMorgan Chase 571,779 — — — 571,779
Morgan Stanley 80,315 — — — 80,315
UBS 50,399 — (50,399) — —
Wells Fargo 572,067 — (572,067) — —
Total $2,931,421 $— $(947,875) $— $1,983,546

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
17
Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2025.
For the period ended June 30, 2024, the annual management fee rate due to the Manager and the annual expense limit were as follows:
* The Manager waived, prior to any application of expense limit, the management fee to 0.70% on all assets in order to maintain a more competitive expense ratio. The Manager reserves the right to increase the management fee to the amount shown in the table above (i.e., discontinue the waiver) at any time after April 30, 2025. The annual rate due to the
Subadviser from the Manager ranges from 0.35% to 0.50% based upon asset breakpoint levels and total assets.
Any amounts contractually waived or assumed by the Manager with respect to the annual expense limit may be reimbursed by the Fund to the Manager to the extent that such reimbursement will not cause the Fund’s expenses to exceed (i) the expense limit then in effect; or (ii) the expense limit in effect at the time the fees and/or expenses were waived or assumed; provided, however, that such reimbursement shall only be made for a period of three years following the end of the month in which the waiver or assumption was made.
Any amounts recouped by the Manager during the year are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30,
2024, there were no remaining contractual reimbursements subject to repayment by the Fund in subsequent years, and no commitment or contingent liability is expected.
Management fees, which the Manager may waive in order to maintain more competitive expense ratios, are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations, as applicable.
Pursuant to separate agreements between the Trust and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC.
The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and
compliance services fees.”
Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of combined average daily net assets of the Funds on the first $4 billion, 0.04% of combined average daily net assets of the Funds on the next
$2 billion, 0.02% of combined average daily net assets of the Funds on the next $2 billion and 0.01% of combined average daily net assets of the Funds over $8 billion. The overall
Trust-wide fees are accrued daily and paid monthly and are subject to a minimum annual fee. The Administrator is entitled to an annual fee for each additional class of shares of any
Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”
FIS Investor Services LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.
The Bank of New York Mellon (“BNY Mellon” or the “Custodian”) serves as the Trust’s custodian and securities lending agent. For these services as custodian, the Funds pay BNY
Mellon a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges.
Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund. ALFS receives an annual 12b-1 fee in the maximum amount of 0.25% of the
Fund's average daily net assets, plus a Trust-wide annual fee of $42,500 paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.
Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles.
4. Investment Valuation Summary
The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
• Level 1 - quoted prices in active markets for identical assets
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are determined pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board” or “Trustees”) as of the close of the New York Stock Exchange
(“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used. Securities listed on
NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level
Annual Rate* Annual Expense Limit
AZL T. Rowe Price Capital Appreciation  Fund 0.75% 1.20%

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
18
1 in the fair value hierarchy. The independent third party pricing service may also use systematic valuations models or provide evaluated bid or mean prices. These valuations are considered as Level 2 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level
1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source in accordance with valuation procedures approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations have become unreliable or are not readily available as defined in Rule 2a-5 under the 1940 Act are valued in accordance with valuation procedures approved by the Board. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as
Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with valuation procedures approved by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. These procedures include the Fund’s use of a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.
The Board has designated the Manager to perform the Fund’s fair value determinations in accordance with valuation procedures approved by the Board. The effect of using fair value pricing is that the Fund’s NAV will be subject to the judgment of the Manager. The Manager’s fair valuation process is subject to the oversight of the Board.
The following is a summary of the valuation inputs used as of June 30, 2024 in valuing the Fund’s investments based upon the three levels defined above:
5. Security Purchases and Sales
For the period ended June 30, 2024 cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:
For the period ended June 30, 2024 purchases and sales of long-term U.S. government securities were as follows:
6. Investment Risks
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. The Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Fund.
Bank Loan Risk : There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk
Investment Securities: Level 1 Level 2 Level 3 Total
Common Stocks
+
$ 696,260,270 $ — $ — $ 696,260,270
Preferred Stocks
+
1,993,245 — — 1,993,245
Asset Backed Securities — 1,345,464 — 1,345,464
Bank Loans — 115,540,357 — 115,540,357
Corporate Bonds
+
— 113,578,731 — 113,578,731
Yankee Debt Obligations
+
— 4,286,863 — 4,286,863
U.S. Treasury Obligations — 119,247,815 — 119,247,815
Unaffiliated Investment Companies 43,130,999 — — 43,130,999
Total Investment Securities 741,384,514 353,999,230 — 1,095,383,744
Other Financial Instruments:
*
Written Options — (2,931,421) — (2,931,421)
Total Investments $741,384,514 $351,067,809 $— $1,092,452,323
+
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.
*
Other Financial Instruments would include any derivative instruments, such as written options.
Purchases Sales
AZL T Rowe Price Capital Appreciation  Fund $354,963,071 $401,090,595
Purchases Sales
AZL T Rowe Price Capital Appreciation  Fund $80,330,953 $80,815,199

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
19
of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.
Foreign Securities Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may impair or otherwise limit the ability to invest in, receive, hold or sell the securities of such companies.
Interest Rate Risk: Debt securities held by the Fund may decline in value due to rising interest rates. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
Market Risk : The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation, recessions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment, as well as natural disasters, and outbreaks of infectious illnesses or other widespread public health issues.
Mortgage-Related and Other Asset-Backed Securities Risk: The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, investments in mortgage-related securities may cause the fund to exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to call risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If the Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool’s obligations to other investors have been satisfied.
An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-
payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
7. Federal Tax Information
It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under
Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Cost of securities, including derivatives and short positions as applicable, for federal income tax purposes at December 31, 2023 was $967,960,387. The gross unrealized appreciation/
(depreciation) on a tax basis was as follows:
The tax character of dividends paid to shareholders during the year ended December 31, 2023, was as follows:
Unrealized appreciation $145,025,565
Unrealized (depreciation) (12,301,047)
Net unrealized appreciation/(depreciation) $132,724,518
Ordinary
Income
Net
Long-Term
Capital Gains Total Distributions(a)
AZL T. Rowe Price Capital Appreciation Fund $86,920,334 $67,544,746 $154,465,080
(a) Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

AZL T. Rowe Price Capital Appreciation Fund
Notes to the Financial Statements
June 30, 2024 (Unaudited)
20
At December 31, 2023, the components of accumulated earnings on a tax basis were as follows:
8. Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2 (a)(9) of the
1940 Act. As of June 30, 2024 the Fund had multiple shareholder accounts which are affiliated with the Manager representing ownership in excess of 95% of the Fund. Investment activities of these shareholders could have a material impact to the Fund.
9. Subsequent Events
Management of the Fund has evaluated the need for additional disclosures or adjustments resulting from events through the date the financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have material impact on the Fund’s financial statements.
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
Depreciation(a)
Total
Accumulated
Earnings/ (Deficit)
AZL T. Rowe Price Capital Appreciation Fund $41,647,099 $— $— $132,728,903 $174,376,002
(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales, straddles and other miscellaneous differences.

SARRPT0624 08/24
The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.

(b)           The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

                Not applicable.

Item 19. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Not applicable.

(a)(3)      The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)           The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Allianz Variable Insurance Products Trust

By (Signature and Title)   /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date  August 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian Muench
                                                Brian Muench, Principal Executive Officer

Date August 26, 2024

By (Signature and Title) /s/ Bashir C. Asad
                                                Bashir C. Asad, Principal Financial Officer & Principal Accounting Officer

Date August 26, 2024